NVIT American Funds Asset Allocation Fund - March 31, 2023 (Unaudited) - Statement of Investments - 1
Investment Company 100 .1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 273,614,376 6,208,310,198
Total Investment Company
(cost $5,135,363,946) 6,208,310,198
Total Investments
(cost $5,135,363,946) — 100.1% 6,208,310,198
Liabilities in excess of other assets — (0.1)% (3,652,415)
NET ASSETS — 100.0%
$ 6,204,657,783
(a) Investment in master fund.

2 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT American Funds Asset Allocation Fund
NVIT American Funds Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2023, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 3
Investment Company 100 .1%
Shares Value ($)
Fixed Income Fund 100 .1%
American Funds The Bond
Fund of America, Class
1(a) 344,200,438 3,335,302,246
Total Investment Company
(cost $3,725,624,442)
3,335,302,246
Total Investments
(cost $3,725,624,442) — 100.1%
3,335,302,246
Liabilities in excess of other
assets — (0.1)% (1,959,177)
NET ASSETS — 100.0%
$ 3,333,343,069
(a) Investment in master fund.

4 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT American Funds Bond Fund
NVIT American Funds Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds The Bond Fund of America (the “Master Fund”), a series of the American Funds
Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2023, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 5
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 14,704,300 487,300,500
Total Investment Company
(cost $395,689,114) 487,300,500
Total Investments
(cost $395,689,114) — 100.1% 487,300,500
Liabilities in excess of other assets — (0.1)% (329,405)
NET ASSETS — 100.0%
$ 486,971, 095
(a) Investment in master fund.

6 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT American Funds Global Growth Fund
NVIT American Funds Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2023, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 7
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 15,540,352 1,328,078,484
Total Investment Company
(cost $1,263,875,504) 1,328,078,484
Total Investments
(cost $1,263,875,504) — 100.1% 1,328,078,484
Liabilities in excess of other assets — (0.1)% (771,856)
NET ASSETS — 100.0%
$ 1,327,306,628
(a) Investment in master fund.

8 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT American Funds Growth Fund
NVIT American Funds Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class
1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master
Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2023, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 9
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 69,836,320 3,712,498,763
Total Investment Company
(cost $3,071,507,567) 3,712,498,763
Total Investments
(cost $3,071,507,567) — 100.1% 3,712,498,763
Liabilities in excess of other assets — (0.1)% (2,145,481)
NET ASSETS — 100.0%
$ 3,710,353,282
(a) Investment in master fund.

10 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT American Funds Growth-Income Fund
NVIT American Funds Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2023, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - March 31, 2023 (Unaudited) - Statement of Investments - 1
Investment Companies 96.5%
Shares Value ($)
Equity Funds 88.7%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 15,166,421 176,082,147
NVIT Emerging Markets Fund,
Class Y(a) 2,213,596 23,508,388
NVIT International Index Fund,
Class Y(a) 7,011,935 70,259,588
NVIT Mid Cap Index Fund, Class
Y(a) 1,404,495 25,365,185
NVIT Small Cap Index Fund,
Class Y(a) 155,119 1,124,611
Total Equity Funds
(cost $325,370,610) 296,339,919
Fixed Income Funds 7.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,476,770 13,290,929
NVIT Bond Index Fund, Class
Y(a) 1,350,797 12,521,886
Total Fixed Income Funds
(cost $28,612,727) 25,812,815
Total Investment Companies
(cost $353,983,337) 322,152,734
Exchange Traded Funds 2.9%
Equity Funds 1.5%
iShares Core MSCI Emerging
Markets ETF 34,587 1,687,500
iShares Core S&P Small-Cap
ETF(b) 33,284 3,218,563
Total Equity Funds
(cost $5,385,132) 4,906,063
Fixed Income Funds 1.4%
iShares 7-10 Year Treasury
Bond ETF 41,317 4,095,341
iShares U.S. Treasury Bond
ETF(b) 27,067 632,826
Total Fixed Income Funds
(cost $5,294,046) 4,728,167
Total Exchange Traded Funds
(cost $10,679,178) 9,634,230
Short-Term Investment 0.7%
Money Market Fund 0.7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.76% (c) 2,495,728 2,495,728
Total Short-Term Investment
(cost $2,495,728)
2,495,728
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $87,911, collateralized
by U.S. Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $89,633.(d) 87,875 87,875
Total Repurchase Agreement
(cost $87,875) 87,875
Total Investments
(cost $367,246,118) — 100.1% 334,370,567
Liabilities in excess of other assets — (0.1)% (278,882)
NET ASSETS — 100.0% $ 334,091,685
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $807,114, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $87,875 and by $722,351 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 2.88%, and maturity dates ranging from
6/29/2023 – 11/15/2051, a total value of $810,226.
(c) Represents 7-day effective yield as of March 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $87,875.
ETF Exchange Traded Fund

2 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Aggressive Fund - March 31, 2023 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,634,230 $ – $ – $ 9,634,230
Investment Companies 322,152,734 – – 322,152,734
Repurchase Agreement – 87,875 – 87,875
Short-Term Investment 2,495,728 – – 2,495,728
Total $ 334,282,692 $ 87,875 $ – $ 334,370,567
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 85.1%
Shares Value ($)
Equity Funds 49.2%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 36,142,373 419,612,947
NVIT Emerging Markets Fund,
Class Y(a) 4,197,297 44,575,291
NVIT International Index Fund,
Class Y(a) 12,275,958 123,005,096
NVIT Mid Cap Index Fund, Class
Y(a) 1,249,616 22,568,058
Total Equity Funds
(cost $681,502,028) 609,761,392
Fixed Income Funds 35.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 11,078,320 99,704,884
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 530,497 4,949,538
NVIT Bond Index Fund, Class
Y(a) 31,590,874 292,847,400
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,026,968 48,309,158
Total Fixed Income Funds
(cost $504,771,201) 445,810,980
Total Investment Companies
(cost $1,186,273,229) 1,055,572,372
Exchange Traded Funds 6.9%
Equity Funds 1.7%
iShares Core MSCI Emerging
Markets ETF 141,909 6,923,740
iShares Core S&P Small-Cap
ETF 144,421 13,965,511
Total Equity Funds
(cost $22,029,924) 20,889,251
Fixed Income Funds 5.2%
iShares 20+ Year Treasury Bond
ETF 47,020 5,001,517
iShares 7-10 Year Treasury Bond
ETF(b) 411,576 40,795,413
iShares U.S. Treasury Bond ETF 819,870 19,168,561
Total Fixed Income Funds
(cost $74,888,697) 64,965,491
Total Exchange Traded Funds
(cost $96,918,621) 85,854,742
Short-Term Investment 8.0%
Money Market Fund 8.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.76% (c) 98,755,319 98,755,319
Total Short-Term Investment
(cost $98,755,319)
98,755,319
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $2,519,760,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $2,569,125.(d) 2,518,750 2,518,750
Total Repurchase Agreement
(cost $2,518,750) 2,518,750
Total Investments
(cost $1,384,465,919) — 100.2% 1,242,701,183
Liabilities in excess of other assets — (0.2)% (2,800,258)
NET ASSETS — 100.0% $ 1,239,900,925
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $2,478,000, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $2,518,750.
(c) Represents 7-day effective yield as of March 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $2,518,750.
ETF Exchange Traded Fund

NVIT Investor Destinations Balanced Fund - March 31, 2023 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Balanced Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 85,854,742 $ – $ – $ 85,854,742
Investment Companies 1,055,572,372 – – 1,055,572,372
Repurchase Agreement – 2,518,750 – 2,518,750
Short-Term Investment 98,755,319 – – 98,755,319
Total $ 1,240,182,433 $ 2,518,750 $ – $ 1,242,701,183
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2023 (Unaudited) - Statement of Investments - 7
Investment Companies 91 .3%
Shares Value ($)
Equity Funds 68.5%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 45,498,138 528,233,381
NVIT Emerging Markets Fund,
Class Y(a) 4,810,862 51,091,354
NVIT International Index Fund,
Class Y(a) 15,800,549 158,321,496
NVIT Mid Cap Index Fund, Class
Y(a) 1,707,345 30,834,647
Total Equity Funds
(cost $849,017,189) 768,480,878
Fixed Income Funds 22.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,188,754 55,698,789
NVIT Bond Index Fund, Class
Y(a) 19,193,728 177,925,863
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,235,170 21,479,988
Total Fixed Income Funds
(cost $287,858,367) 255,104,640
Total Investment Companies
(cost $1,136,875,556) 1,023,585,518
Exchange Traded Funds 6 .3%
Equity Funds 2.2%
iShares Core MSCI Emerging
Markets ETF(b) 183,985 8,976,628
iShares Core S&P Small-Cap
ETF 166,041 16,056,165
Total Equity Funds
(cost $26,192,717) 25,032,793
Fixed Income Funds 4.1%
iShares 20+ Year Treasury Bond
ETF 198,035 21,064,983
iShares 7-10 Year Treasury
Bond ETF 188,531 18,687,193
iShares U.S. Treasury Bond ETF 244,457 5,715,404
Total Fixed Income Funds
(cost $58,031,478) 45,467,580
Total Exchange Traded Funds
(cost $84,224,195) 70,500,373
Short-Term Investment 2 .4%
Shares Value ($)
Money Market Fund 2 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.76% (c) 27,388,363 27,388,363
Total Short-Term Investment
(cost $27,388,363)
27,388,363
Total Investments
(cost $1,248,488,114) — 100.0% 1,121,474,254
Liabilities in excess of other assets — 0.0%
†
(495,480)
NET ASSETS — 100.0% $ 1,120,978,774
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $1,218,725, which was collateralized
by $1,247,970 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.25% – 4.38%, and
maturity dates ranging from 10/31/2025 – 8/15/2051.
(c) Represents 7-day effective yield as of March 31, 2023.
ETF Exchange Traded Fund

8 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2023 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 70,500,373 $ – $ – $ 70,500,373
Investment Companies 1,023,585,518 – – 1,023,585,518
Short-Term Investment 27,388,363 – – 27,388,363
Total $ 1,121,474,254 $ – $ – $ 1,121,474,254
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 75 .2%
Shares Value ($)
Equity Funds 19.6%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 6,691,531 77,688,674
NVIT Emerging Markets Fund,
Class Y(a) 749,433 7,958,977
NVIT International Index Fund,
Class Y(a) 2,059,361 20,634,800
NVIT Mid Cap Index Fund, Class
Y(a) 29,509 532,931
NVIT Small Cap Index Fund,
Class Y(a) 79,178 574,040
Total Equity Funds
(cost $111,275,840) 107,389,422
Fixed Income Funds 55.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6*(a) 6,732,334 60,591,003
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,946,380 27,489,728
NVIT Bond Index Fund, Class
Y(a) 18,064,869 167,461,334
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,128,645 49,286,278
Total Fixed Income Funds
(cost $337,962,510) 304,828,343
Total Investment Companies
(cost $449,238,350) 412,217,765
Exchange Traded Funds 11 .4%
Equity Funds 0.4%
iShares Core MSCI Emerging
Markets ETF 18,473 901,298
iShares Core S&P Small-Cap
ETF 14,499 1,402,053
Total Equity Funds
(cost $2,593,658) 2,303,351
Fixed Income Funds 11.0%
iShares 20+ Year Treasury Bond
ETF 105,012 11,170,127
iShares 7-10 Year Treasury
Bond ETF 319,168 31,635,932
iShares U.S. Treasury Bond ETF 742,548 17,360,772
Total Fixed Income Funds
(cost $70,487,675) 60,166,831
Total Exchange Traded Funds
(cost $73,081,333) 62,470,182
Short-Term Investment 13 .4%
Shares Value ($)
Money Market Fund 13 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.76% (b) 73,172,371 73,172,371
Total Short-Term Investment
(cost $73,172,371)
73,172,371
Total Investments
(cost $595,492,054) — 100.0% 547,860,318
Other assets in excess of liabilities — 0.0%
†
200,652
NET ASSETS — 100.0% $ 548,060,970
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of March 31, 2023.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - March 31, 2023 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 62,470,182 $ – $ – $ 62,470,182
Investment Companies 412,217,765 – – 412,217,765
Short-Term Investment 73,172,371 – – 73,172,371
Total $ 547,860,318 $ – $ – $ 547,860,318
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - March 31, 2023 (Unaudited) - Statement of Investments - 13
Investment Companies 88 .8%
Shares Value ($)
Equity Funds 59.8%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 66,440,389 771,372,918
NVIT Emerging Markets Fund,
Class Y(a) 8,107,736 86,104,155
NVIT International Index Fund,
Class Y(a) 22,760,815 228,063,368
NVIT Mid Cap Index Fund, Class
Y(a) 2,070,750 37,397,749
Total Equity Funds
(cost $1,248,584,108) 1,122,938,190
Fixed Income Funds 29.0%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 14,636,471 131,728,242
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 799,518 7,459,506
NVIT Bond Index Fund, Class
Y(a) 39,831,750 369,240,324
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,788,100 36,403,642
Total Fixed Income Funds
(cost $616,123,929) 544,831,714
Total Investment Companies
(cost $1,864,708,037) 1,667,769,904
Exchange Traded Funds 6 .2%
Equity Fund 1.0%
iShares Core S&P Small-Cap
ETF 197,388 19,087,420
Total Equity Funds
(cost  $21,932,235) 19,087,420
Fixed Income Funds 5.2%
iShares 20+ Year Treasury Bond
ETF 212,665 22,621,176
iShares 7-10 Year Treasury
Bond ETF 564,095 55,913,096
iShares U.S. Treasury Bond
ETF(b) 813,199 19,012,593
Total Fixed Income Funds
(cost $116,149,857) 97,546,865
Total Exchange Traded Funds
(cost $138,082,092) 116,634,285
Short-Term Investment 5 .0%
Money Market Fund 5 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.76% (c) 94,426,214 94,426,214
Total Short-Term Investment
(cost $94,426,214)
94,426,214
Repurchase Agreements 0 .2%
Principal
Amount ($) Value ($)
Bank of America NA, 4.82%,
dated 3/31/2023, due
4/3/2023, repurchase price
$1,000,402, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
7/20/2049; total market
value $1,020,000.(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $426,085,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $434,432.(d) 425,914 425,914
Credit Suisse AG, 4.80%,
dated 3/31/2023, due
4/3/2023, repurchase price
$1,000,400, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
4/4/2023 - 2/15/2050; total
market value $1,020,408.(d) 1,000,000 1,000,000
Pershing LLC, 4.83%,
dated 3/31/2023, due
4/3/2023, repurchase price
$1,000,403, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.50%, maturing 7/16/2023
- 2/20/2073; total market
value $1,020,000.(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,425,914) 3,425,914
Total Investments
(cost $2,100,642,257) — 100.2% 1,882,256,317
Liabilities in excess of other assets — (0.2)% (4,099,392)
NET ASSETS — 100.0% $ 1,878,156,925
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $3,372,542, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $3,425,914.
(c) Represents 7-day effective yield as of March 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $3,425,914.
ETF Exchange Traded Fund

14 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderate Fund - March 31, 2023 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 116,634,285 $ – $ – $ 116,634,285
Investment Companies 1,667,769,904 – – 1,667,769,904
Repurchase Agreements – 3,425,914 – 3,425,914
Short-Term Investment 94,426,214 – – 94,426,214
Total $ 1,878,830,403 $ 3,425,914 $ – $ 1,882,256,317
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 94 .6%
Shares Value ($)
Equity Funds 78.0%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 40,304,412 467,934,223
NVIT Emerging Markets Fund,
Class Y(a) 4,872,999 51,751,253
NVIT International Index Fund,
Class Y(a) 17,409,279 174,440,979
NVIT Mid Cap Index Fund, Class
Y(a) 2,508,942 45,311,499
NVIT Small Cap Index Fund,
Class Y(a) 174,900 1,268,022
Total Equity Funds
(cost $809,816,376) 740,705,976
Fixed Income Funds 16.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,324,435 47,919,916
NVIT Bond Index Fund, Class
Y(a) 11,792,752 109,318,807
Total Fixed Income Funds
(cost $175,920,674) 157,238,723
Total Investment Companies
(cost $985,737,050) 897,944,699
Exchange Traded Funds 4 .2%
Equity Funds 2.1%
iShares Core MSCI Emerging
Markets ETF 185,162 9,034,054
iShares Core S&P Small-Cap
ETF 116,117 11,228,514
Total Equity Funds
(cost $22,752,991) 20,262,568
Fixed Income Funds 2.1%
iShares 7-10 Year Treasury
Bond ETF 169,993 16,849,706
iShares U.S. Treasury Bond ETF 114,445 2,675,724
Total Fixed Income Funds
(cost $22,125,969) 19,525,430
Total Exchange Traded Funds
(cost $44,878,960) 39,787,998
Short-Term Investment 1 .3%
Money Market Fund 1 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.76% (b) 12,677,358 12,677,358
Total Short-Term Investment
(cost $12,677,358)
12,677,358
Total Investments
(cost $1,043,293,368) — 100.1% 950,410,055
Liabilities in excess of other assets — (0.1)% (483,773)
NET ASSETS — 100.0% $ 949,926,282
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of March 31, 2023.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Aggressive Fund - March 31, 2023 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 39,787,998 $ – $ – $ 39,787,998
Investment Companies 897,944,699 – – 897,944,699
Short-Term Investment 12,677,358 – – 12,677,358
Total $ 950,410,055 $ – $ – $ 950,410,055
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2023 (Unaudited) - Statement of Investments - 19
Investment Companies 81 .1%
Shares Value ($)
Equity Funds 38.1%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 13,295,576 154,361,637
NVIT Emerging Markets Fund,
Class Y(a) 829,576 8,810,094
NVIT International Index Fund,
Class Y(a) 4,525,073 45,341,236
NVIT Mid Cap Index Fund, Class
Y(a) 496,316 8,963,466
NVIT Small Cap Index Fund,
Class Y(a) 403,753 2,927,212
Total Equity Funds
(cost $240,333,900) 220,403,645
Fixed Income Funds 43.0%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,813,435 52,320,918
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,885,746 17,594,009
NVIT Bond Index Fund, Class
Y(a) 15,927,856 147,651,222
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,304,371 31,755,007
Total Fixed Income Funds
(cost $279,589,124) 249,321,156
Total Investment Companies
(cost $519,923,024) 469,724,801
Exchange Traded Funds 10 .0%
Equity Funds 2.3%
iShares Core MSCI Emerging
Markets ETF 199,112 9,714,674
iShares Core S&P Small-Cap
ETF(b) 38,375 3,710,863
Total Equity Funds
(cost $14,859,118) 13,425,537
Fixed Income Funds 7.7%
iShares 20+ Year Treasury Bond
ETF 90,940 9,673,288
iShares 7-10 Year Treasury Bond
ETF(b) 226,166 22,417,574
iShares U.S. Treasury Bond
ETF(b) 528,167 12,348,544
Total Fixed Income Funds
(cost $52,583,745) 44,439,406
Total Exchange Traded Funds
(cost $67,442,863) 57,864,943
Short-Term Investment 8 .9%
Money Market Fund 8 .9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.76% (c) 51,786,312 51,786,312
Total Short-Term Investment
(cost $51,786,312)
51,786,312
Repurchase Agreements 1 .1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $4,495,077,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $4,583,141.(d) 4,493,275 4,493,275
Pershing LLC, 4.83%,
dated 3/31/2023, due
4/3/2023, repurchase price
$2,000,805, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.50%, maturing 7/16/2023
- 2/20/2073; total market
value $2,040,000.(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $6,493,275) 6,493,275
Total Investments
(cost $645,645,474) — 101.1% 585,869,331
Liabilities in excess of other assets — (1.1)% (6,628,007)
NET ASSETS — 100.0% $ 579,241,324
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $6,503,098, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,493,275 and by $111,280 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 2.88%, and maturity dates ranging
from 6/29/2023 – 11/15/2051, a total value of $6,604,555.
(c) Represents 7-day effective yield as of March 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $6,493,275.
ETF Exchange Traded Fund

20 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2023 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 57,864,943 $ – $ – $ 57,864,943
Investment Companies 469,724,801 – – 469,724,801
Repurchase Agreements – 6,493,275 – 6,493,275
Short-Term Investment 51,786,312 – – 51,786,312
Total $ 579,376,056 $ 6,493,275 $ – $ 585,869,331
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 84.1%
Shares Value ($)
Equity Funds 58.2%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 35,188,299 408,536,149
NVIT Emerging Markets Fund,
Class Y(a) 4,196,202 44,563,666
NVIT International Index Fund,
Class Y(a) 13,513,321 135,403,477
NVIT Mid Cap Index Fund, Class
Y(a) 1,032,095 18,639,636
Total Equity Funds
(cost $674,078,057) 607,142,928
Fixed Income Funds 25.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 7,210,597 64,895,374
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 392,305 3,660,203
NVIT Bond Index Fund, Class
Y(a) 19,766,859 183,238,787
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,857,560 17,851,152
Total Fixed Income Funds
(cost $303,428,044) 269,645,516
Total Investment Companies
(cost $977,506,101) 876,788,444
Exchange Traded Funds 5.7%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF 102,349 9,897,148
Total Equity Funds
(cost  $11,357,662) 9,897,148
Fixed Income Funds 4.8%
iShares 20+ Year Treasury Bond
ETF 108,739 11,566,567
iShares 7-10 Year Treasury
Bond ETF 287,333 28,480,447
iShares U.S. Treasury Bond
ETF(b) 417,841 9,769,123
Total Fixed Income Funds
(cost $59,533,732) 49,816,137
Total Exchange Traded Funds
(cost $70,891,394) 59,713,285
Short-Term Investment 4.4%
Money Market Fund 4.4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.76% (c) 46,181,006 46,181,006
Total Short-Term Investment
(cost $46,181,006)
46,181,006
Repurchase Agreements 0.9%
Principal
Amount ($) Value ($)
Bank of America NA, 4.82%,
dated 3/31/2023, due
4/3/2023, repurchase price
$1,000,402, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
7/20/2049; total market
value $1,020,000.(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $6,964,854,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $7,101,304.(d) 6,962,063 6,962,063
Pershing LLC, 4.83%,
dated 3/31/2023, due
4/3/2023, repurchase price
$1,000,403, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.50%, maturing 7/16/2023
- 2/20/2073; total market
value $1,020,000.(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $8,962,063) 8,962,063
Total Investments
(cost $1,103,540,564) — 95.1% 991,644,798
Other assets in excess of liabilities — 4.9% 50,740,919
NET ASSETS — 100.0% $ 1,042,385,717
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $8,822,443, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $8,962,063.
(c) Represents 7-day effective yield as of March 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $8,962,063.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 23
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (31) 6/2023 USD (3,249,575) (194,148)
Russell 2000 E-Mini Index (12) 6/2023 USD (1,088,100) (40,691)
S&P 500 E-Mini Index (26) 6/2023 USD (5,379,075) (280,491)
S&P Midcap 400 E-Mini Index (10) 6/2023 USD (2,529,700) (125,075)
Net contracts (640,405)
As of March 31, 2023, the Fund had $667,486 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

24 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 59,713,285 $ – $ – $ 59,713,285
Investment Companies 876,788,444 – – 876,788,444
Repurchase Agreements – 8,962,063 – 8,962,063
Short-Term Investment 46,181,006 – – 46,181,006
Total Assets $ 982,682,735 $ 8,962,063 $ – $ 991,644,798
Liabilities:
Futures Contracts $ (640,405) $ – $ – $ (640,405)
Total Liabilities $ (640,405) $ – $ – $ (640,405)
Total $ 982,042,330 $ 8,962,063 $ – $ 991,004,393

26 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Liabilities: Fair Value
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts $ (640,405)
Total $ (640,405)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 27
Investment Companies 81.8%
Shares Value ($)
Equity Funds 49.1%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 11,664,137 135,420,633
NVIT Emerging Markets Fund,
Class Y(a) 1,334,577 14,173,206
NVIT International Index Fund,
Class Y(a) 4,720,811 47,302,524
NVIT Mid Cap Index Fund, Class
Y(a) 388,922 7,023,927
Total Equity Funds
(cost $224,070,970) 203,920,290
Fixed Income Funds 32.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,369,587 30,326,285
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 160,418 1,496,696
NVIT Bond Index Fund, Class
Y(a) 9,658,651 89,535,691
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,519,189 14,599,404
Total Fixed Income Funds
(cost $152,657,877) 135,958,076
Total Investment Companies
(cost $376,728,847) 339,878,366
Exchange Traded Funds 6.5%
Equity Funds 1.6%
iShares Core MSCI Emerging
Markets ETF(b) 44,771 2,184,377
iShares Core S&P Small-Cap
ETF 46,244 4,471,795
Total Equity Funds
(cost $7,017,299) 6,656,172
Fixed Income Funds 4.9%
iShares 20+ Year Treasury Bond
ETF 14,907 1,585,658
iShares 7-10 Year Treasury
Bond ETF 130,101 12,895,611
iShares U.S. Treasury Bond
ETF(b) 261,101 6,104,541
Total Fixed Income Funds
(cost $23,682,347) 20,585,810
Total Exchange Traded Funds
(cost $30,699,646) 27,241,982
Short-Term Investment 7.2%
Money Market Fund 7.2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.76% (c) 29,765,173 29,765,173
Total Short-Term Investment
(cost $29,765,173)
29,765,173
Repurchase Agreement 1.5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $6,308,777,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $6,432,374.(d) 6,306,249 6,306,249
Total Repurchase Agreement
(cost $6,306,249) 6,306,249
Total Investments
(cost $443,499,915) — 97.0% 403,191,770
Other assets in excess of liabilities — 3.0% 12,519,215
NET ASSETS — 100.0% $ 415,710,985
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $6,197,745,
(c) Represents 7-day effective yield as of March 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $6,306,249.
ETF Exchange Traded Fund

28 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (33) 6/2023 USD (3,459,225) (165,258)
Russell 2000 E-Mini Index (13) 6/2023 USD (1,178,775) (37,243)
S&P 500 E-Mini Index (26) 6/2023 USD (5,379,075) (212,404)
S&P Midcap 400 E-Mini Index (10) 6/2023 USD (2,529,700) (106,555)
Net contracts (521,460)
As of March 31, 2023, the Fund had $681,204 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,241,982 $ – $ – $ 27,241,982
Investment Companies 339,878,366 – – 339,878,366
Repurchase Agreement – 6,306,249 – 6,306,249
Short-Term Investment 29,765,173 – – 29,765,173
Total Assets $ 396,885,521 $ 6,306,249 $ – $ 403,191,770
Liabilities:
Futures Contracts $ (521,460) $ – $ – $ (521,460)
Total Liabilities $ (521,460) $ – $ – $ (521,460)
Total $ 396,364,061 $ 6,306,249 $ – $ 402,670,310

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Liabilities: Fair Value
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts $ (521,460)
Total $ (521,460)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund - March 31, 2023 (Unaudited) - Statement of Investments - 1
Investment Company 94.6%
Shares Value ($)
Alternative Assets 94.6%
BlackRock Global Allocation VI
Fund, Class I* 21,155,870 324,742,610
Total Alternative Assets
(cost $344,118,144) 324,742,610
Total Investment Company
(cost $344,118,144) 324,742,610
Total Investments
(cost $344,118,144) — 94.6% 324,742,610
Other assets in excess of liabilities — 5.4% 18,581,013
NET ASSETS — 100.0% $ 343,323,623
* Denotes a non-income producing security.
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 28 6/2023 USD 2,935,100 46,639
S&P 500 E-Mini Index 23 6/2023 USD 4,758,413 107,342
Net contracts 153,981
As of March 31, 2023, the Fund had $394,616 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

2 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 153,981 $ – $ – $ 153,981
Investment Company 324,742,610 – – 324,742,610
Total $ 324,896,591 $ – $ – $ 324,896,591

NVIT BlackRock Managed Global Allocation Fund - March 31, 2023 (Unaudited) - Statement of Investments - 3
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 153,981
Total $ 153,981
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Exchange Traded Funds 99.8%
Shares Value ($)
Fixed Income Funds 99.8%
iShares Core 10+ Year USD
Bond ETF(a) 85,759 4,607,831
iShares Core 1-5 Year USD
Bond ETF(a) 146,737 6,919,383
iShares Core Total USD Bond
Market ETF(a) 99,233 4,579,603
iShares Core U.S. Aggregate
Bond ETF 229,565 22,873,856
iShares MBS ETF(a) 48,027 4,549,598
iShares U.S. Treasury Bond ETF 97,139 2,271,110
Total Exchange Traded Funds
(cost $51,176,945) 45,801,381
Repurchase Agreements 3.0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $251,946,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $256,882.(b) 251,845 251,845
MetLife, Inc., 4.80%, dated
3/31/2023, due 4/3/2023,
repurchase price $200,081,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
8/15/2032 - 2/15/2051; total
market value $204,109.(b) 200,000 200,000
Pershing LLC, 4.83%, dated
3/31/2023, due 4/3/2023,
repurchase price $910,297,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.50%, maturing 7/16/2023
- 2/20/2073; total market
value $928,129.(b) 909,930 909,930
Total Repurchase Agreements
(cost $1,361,775) 1,361,775
Total Investments
(cost $52,538,720) — 102.8% 47,163,156
Liabilities in excess of other assets — (2.8)% (1,274,857)
NET ASSETS — 100.0% $ 45,888,299
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $5,596,017, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $1,361,775 and by $4,379,927 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 4/15/2023 – 11/15/2052, a total value of $5,741,702.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $1,361,775.
ETF Exchange Traded Fund

NVIT iShares
®
Fixed Income ETF Fund - March 31, 2023 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 45,801,381 $ – $ – $ 45,801,381
Repurchase Agreements – 1,361,775 – 1,361,775
Total $ 45,801,381 $ 1,361,775 $ – $ 47,163,156
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT iShares
®
Global Equity ETF Fund - March 31, 2023 (Unaudited) - Statement of Investments - 7
Exchange Traded Funds 99 .9%
Shares Value ($)
Equity Funds 99.9%
iShares Core MSCI EAFE ETF 98,909 6,612,067
iShares Core MSCI International
Developed Markets ETF(a) 127,356 7,701,217
iShares Core S&P 500 ETF 9,404 3,865,796
iShares Core S&P Mid-Cap ETF 39,478 9,875,816
iShares Core S&P Small-Cap
ETF 16,764 1,621,079
iShares Core S&P Total US
Stock Market ETF 172,432 15,613,718
iShares MSCI USA Momentum
Factor ETF 7,132 991,633
iShares MSCI USA Quality
Factor ETF 8,919 1,106,536
iShares MSCI USA Size Factor
ETF 9,198 1,084,076
iShares MSCI USA Value Factor
ETF 11,601 1,074,137
iShares US Equity Factor ETF(a) 119,436 4,949,428
iShares US SmallCap Equity
FAC(a) 22,075 1,131,564
Total Exchange Traded Funds
(cost $53,522,223) 55,627,067
Repurchase Agreement 1 .6%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $914,592,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $932,509.(b) 914,225 914,225
Total Repurchase Agreement
(cost $914,225) 914,225
Total Investments
(cost $54,436,448) — 101.5% 56,541,292
Liabilities in excess of other assets — (1.5)% (848,158)
NET ASSETS — 100.0% $ 55,693,134
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $906,378, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $914,225 and by $5,260 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.38%, and maturity dates ranging from
6/22/2023 – 8/15/2051, a total value of $919,485.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $914,225.
ETF Exchange Traded Fund

8 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 55,627,067 $ – $ – $ 55,627,067
Repurchase Agreement – 914,225 – 914,225
Total $ 55,627,067 $ 914,225 $ – $ 56,541,292
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Asset Allocation Fund - March 31, 2023 (Unaudited) - Statement of Investments - 9
Investment Companies 92.9%
Shares Value ($)
Balanced Fund 27.7%
American Balanced Fund, Class
R6 25,334,010 746,593,277
Total Balanced Fund
(cost $852,120,350) 746,593,277
Equity Funds 47.0%
American Funds Growth Fund,
Class 1 8,953,466 765,163,185
American Funds Washington
Mutual Investors Fund, Class
1 39,009,212 500,878,282
Total Equity Funds
(cost $1,657,598,255) 1,266,041,467
Investment Companies
Shares Value ($)
Fixed Income Funds 18.2%
American Funds U.S.
Government Securities Fund,
Class 1 11,920,059 122,538,206
Bond Fund of America (The),
Class R6 31,679,132 367,794,721
Total Fixed Income Funds
(cost $553,695,877) 490,332,927
Total Investment Companies
(cost $3,063,414,482) 2,502,967,671
Total Investments
(cost $3,063,414,482) — 92.9% 2,502,967,671
Other assets in excess of liabilities — 7.1% 191,794,709
NET ASSETS — 100.0% $ 2,694,762,380
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (74) 6/2023 USD (7,757,050) (388,695)
Russell 2000 E-Mini Index (19) 6/2023 USD (1,722,825) (51,022)
S&P 500 E-Mini Index (575) 6/2023 USD (118,960,313) (5,257,453)
S&P Midcap 400 E-Mini Index (29) 6/2023 USD (7,336,130) (294,214)
Net contracts (5,991,384)
As of March 31, 2023, the Fund had $7,928,180 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

10 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,502,967,671 $ – $ – $ 2,502,967,671
Total Assets $ 2,502,967,671 $ – $ – $ 2,502,967,671
Liabilities:
Futures Contracts $ (5,991,384) $ – $ – $ (5,991,384)
Total Liabilities $ (5,991,384) $ – $ – $ (5,991,384)
Total $ 2,496,976,287 $ – $ – $ 2,496,976,287

NVIT Managed American Funds Asset Allocation Fund - March 31, 2023 (Unaudited) - Statement of Investments - 11
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (5,991,384)
Total $ (5,991,384)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 94.2%
Shares Value ($)
Equity Fund 94.2%
American Funds Growth-Income
Fund, Class 1 11,692,922 621,595,754
Total Investment Company
(cost $552,123,564) 621,595,754
Total Investments
(cost $552,123,564) — 94.2% 621,595,754
Other assets in excess of liabilities — 5.8% 38,199,379
NET ASSETS — 100.0% $ 659,795,133
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 8 6/2023 USD 838,600 321
Russell 2000 E-Mini Index 1 6/2023 USD 90,675 768
S&P 500 E-Mini Index 47 6/2023 USD 9,723,713 101,280
S&P Midcap 400 E-Mini Index 3 6/2023 USD 758,910 7,352
Net contracts 109,721
As of March 31, 2023, the Fund had $665,168 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Managed American Funds Growth-Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 109,721 $ – $ – $ 109,721
Investment Company 621,595,754 – – 621,595,754
Total $ 621,705,475 $ – $ – $ 621,705,475

14 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 109,721
Total $ 109,721
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - March 31, 2023 (Unaudited) - Statement of Investments - 1
Investment Companies 100.0%
Shares Value ($)
Equity Funds 90.1%
Nationwide International Small
Cap Fund, Class R6(a) 1,193,421 11,015,276
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,658,924 12,707,359
NVIT GS International Equity
Insights Fund, Class Y(a) 2,503,702 23,710,060
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,889,665 68,000,993
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 892,932 8,295,338
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,129,998 28,712,369
Total Equity Funds
(cost $155,121,775) 152,441,395
Fixed Income Funds 9.9%
Nationwide Bond Fund, Class
R6(a) 196,262 1,632,903
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 843,684 8,369,342
NVIT Core Bond Fund, Class
Y(a) 723,239 6,689,964
Total Fixed Income Funds
(cost $18,813,038) 16,692,209
Total Investments
(cost $173,934,813) — 100.0% 169,133,604
Liabilities in excess of other assets — 0.0%
†
(80,601)
NET ASSETS — 100.0% $ 169,053,003
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

2 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 169,133,604 $ – $ – $ 169,133,604
Total $ 169,133,604 $ – $ – $ 169,133,604
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - March 31, 2023 (Unaudited) - Statement of Investments - 3
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 80.8%
Nationwide International Small
Cap Fund, Class R6(a) 2,520,147 23,260,952
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,417,756 26,180,010
NVIT GS International Equity
Insights Fund, Class Y(a) 5,493,800 52,026,286
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 14,711,795 145,205,412
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,944,505 18,064,455
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,603,112 62,049,953
Total Equity Funds
(cost $326,571,589) 326,787,068
Investment Companies
Shares Value ($)
Fixed Income Funds 19.2%
Nationwide Bond Fund, Class
R6(a) 829,541 6,901,781
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 3,965,681 39,339,557
NVIT Core Bond Fund, Class
Y(a) 3,377,278 31,239,820
Total Fixed Income Funds
(cost $88,392,266) 77,481,158
Total Investment Companies
(cost $414,963,855) 404,268,226
Total Investments
(cost $414,963,855) — 100.0% 404,268,226
Liabilities in excess of other assets — 0.0%
†
(158,788)
NET ASSETS — 100.0% $ 404,109,438
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

4 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 404,268,226 $ – $ – $ 404,268,226
Total $ 404,268,226 $ – $ – $ 404,268,226
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - March 31, 2023 (Unaudited) - Statement of Investments - 5
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 60.9%
Nationwide International Small
Cap Fund, Class R6(a) 6,472,051 59,737,027
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 14,637,838 112,125,837
NVIT GS International Equity
Insights Fund, Class Y(a) 17,611,503 166,780,935
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 56,109,080 553,796,618
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 5,354,532 49,743,599
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 17,496,681 235,855,253
Total Equity Funds
(cost $1,168,701,014) 1,178,039,269
Investment Companies
Shares Value ($)
Fixed Income Funds 39.1%
Nationwide Bond Fund, Class
R6(a) 5,530,605 46,014,632
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 30,727,687 304,818,655
NVIT Core Bond Fund, Class
Y(a) 28,633,385 264,858,807
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,269,683 28,184,668
NVIT Loomis Short Term Bond
Fund, Class Y(a) 11,798,694 113,385,449
Total Fixed Income Funds
(cost $862,415,419) 757,262,211
Total Investment Companies
(cost $2,031,116,433) 1,935,301,480
Total Investments
(cost $2,031,116,433) — 100.0% 1,935,301,480
Liabilities in excess of other assets — 0.0%
†
(707,371)
NET ASSETS — 100.0% $ 1,934,594,109
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

6 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,935,301,480 $ – $ – $ 1,935,301,480
Total $ 1,935,301,480 $ – $ – $ 1,935,301,480
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - March 31, 2023 (Unaudited) - Statement of Investments - 7
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 40.0%
Nationwide International Small
Cap Fund, Class R6(a) 900,577 8,312,330
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,306,600 17,668,559
NVIT GS International Equity
Insights Fund, Class Y(a) 4,095,054 38,780,164
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 10,381,113 102,461,589
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 854,599 7,939,229
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,341,925 45,049,151
Total Equity Funds
(cost $216,993,760) 220,211,022
Investment Companies
Shares Value ($)
Fixed Income Funds 60.0%
Nationwide Bond Fund, Class
R6(a) 2,690,366 22,383,841
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,215,504 11,340,657
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,563,061 104,785,568
NVIT Core Bond Fund, Class
Y(a) 11,869,957 109,797,099
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,304,276 11,242,856
NVIT Loomis Short Term Bond
Fund, Class Y(a) 7,425,513 71,359,184
Total Fixed Income Funds
(cost $372,047,622) 330,909,205
Total Investment Companies
(cost $589,041,382) 551,120,227
Total Investments
(cost $589,041,382) — 100.0% 551,120,227
Liabilities in excess of other assets — 0.0%
†
(224,856)
NET ASSETS — 100.0% $ 550,895,371
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

8 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 551,120,227 $ – $ – $ 551,120,227
Total $ 551,120,227 $ – $ – $ 551,120,227
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - March 31, 2023 (Unaudited) - Statement of Investments - 9
Investment Companies 100.0%
Shares Value ($)
Equity Funds 20.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,189,671 9,112,877
NVIT GS International Equity
Insights Fund, Class Y(a) 2,389,771 22,631,130
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 5,643,359 55,699,954
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 295,374 2,744,022
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,697,520 22,882,563
Total Equity Funds
(cost $108,190,865) 113,070,546
Investment Companies
Shares Value ($)
Fixed Income Funds 80.0%
Nationwide Bond Fund, Class
R6(a) 3,779,393 31,444,548
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,453,941 22,895,265
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 13,714,548 136,048,313
NVIT Core Bond Fund, Class
Y(a) 14,656,059 135,568,550
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,671,450 14,407,897
NVIT Loomis Short Term Bond
Fund, Class Y(a) 11,750,062 112,918,101
Total Fixed Income Funds
(cost $505,541,349) 453,282,674
Total Investment Companies
(cost $613,732,214) 566,353,220
Total Investments
(cost $613,732,214) — 100.0% 566,353,220
Liabilities in excess of other assets — 0.0%
†
(227,476)
NET ASSETS — 100.0% $ 566,125,744
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

10 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 566,353,220 $ – $ – $ 566,353,220
Total $ 566,353,220 $ – $ – $ 566,353,220
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - March 31, 2023 (Unaudited) - Statement of Investments - 11
Investment Companies 100.0%
Shares Value ($)
Equity Funds 50.0%
Nationwide International Small
Cap Fund, Class R6(a) 4,448,171 41,056,620
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 8,973,159 68,734,401
NVIT GS International Equity
Insights Fund, Class Y(a) 15,569,054 147,438,944
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 37,201,840 367,182,161
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,397,895 31,566,447
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 11,704,615 157,778,209
Total Equity Funds
(cost $807,330,646) 813,756,782
Investment Companies
Shares Value ($)
Fixed Income Funds 50.0%
Nationwide Bond Fund, Class
R6(a) 6,956,235 57,875,871
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 29,525,764 292,895,578
NVIT Core Bond Fund, Class
Y(a) 29,820,588 275,840,436
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,935,370 25,302,887
NVIT Loomis Short Term Bond
Fund, Class Y(a) 16,880,766 162,224,165
Total Fixed Income Funds
(cost $922,290,928) 814,138,937
Total Investment Companies
(cost $1,729,621,574) 1,627,895,719
Total Investments
(cost $1,729,621,574) — 100.0% 1,627,895,719
Liabilities in excess of other assets — 0.0%
†
(606,427)
NET ASSETS — 100.0% $ 1,627,289,292
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

12 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,627,895,719 $ – $ – $ 1,627,895,719
Total $ 1,627,895,719 $ – $ – $ 1,627,895,719
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - March 31, 2023 (Unaudited) - Statement of Investments - 13
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 70.3%
Nationwide International Small
Cap Fund, Class R6(a) 9,578,159 88,406,404
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 16,057,421 122,999,848
NVIT GS International Equity
Insights Fund, Class Y(a) 20,473,515 193,884,188
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 65,823,760 649,680,515
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 7,107,786 66,031,333
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 17,136,544 231,000,615
Total Equity Funds
(cost $1,353,337,300) 1,352,002,903
Investment Companies
Shares Value ($)
Fixed Income Funds 29.7%
Nationwide Bond Fund, Class
R6(a) 4,555,556 37,902,224
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 23,017,550 228,334,094
NVIT Core Bond Fund, Class
Y(a) 24,592,040 227,476,372
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,238,118 19,292,575
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,000,936 57,668,994
Total Fixed Income Funds
(cost $652,238,070) 570,674,259
Total Investment Companies
(cost $2,005,575,370) 1,922,677,162
Total Investments
(cost $2,005,575,370) — 100.0% 1,922,677,162
Liabilities in excess of other assets — 0.0%
†
(703,787)
NET ASSETS — 100.0% $ 1,921,973,375
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

14 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,922,677,162 $ – $ – $ 1,922,677,162
Total $ 1,922,677,162 $ – $ – $ 1,922,677,162
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 15
Investment Companies 95 .8%
Shares Value ($)
Equity Funds 52.9%
Nationwide International Small
Cap Fund, Class R6(a) 1,230,787 11,360,167
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,447,914 18,751,025
NVIT GS International Equity
Insights Fund, Class Y(a) 5,050,880 47,831,837
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,434,871 112,862,180
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,044,629 9,704,608
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,527,878 61,035,798
Total Equity Funds
(cost $256,160,621) 261,545,615
Investment Companies
Shares Value ($)
Fixed Income Funds 42.9%
Nationwide Bond Fund, Class
R6(a) 1,737,909 14,459,404
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 7,696,312 76,347,411
NVIT Core Bond Fund, Class
Y(a) 7,774,311 71,912,379
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 733,105 6,319,368
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,487,281 43,122,767
Total Fixed Income Funds
(cost $238,685,809) 212,161,329
Total Investment Companies
(cost $494,846,430) 473,706,944
Total Investments
(cost $494,846,430) — 95.8% 473,706,944
Other assets in excess of liabilities — 4.2% 20,525,203
NET ASSETS — 100.0% $ 494,232,147
(a) Investment in affiliate.
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (47) 6/2023 USD (4,926,775) (241,076)
Russell 2000 E-Mini Index (11) 6/2023 USD (997,425) (32,938)
S&P 500 E-Mini Index (38) 6/2023 USD (7,861,725) (315,284)
S&P Midcap 400 E-Mini Index (8) 6/2023 USD (2,023,760) (89,120)
Net contracts (678,418)
As of March 31, 2023, the Fund had $832,011 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

16 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 473,706,944 $ – $ – $ 473,706,944
Total Assets $ 473,706,944 $ – $ – $ 473,706,944
Liabilities:
Futures Contracts $ (678,418) $ – $ – $ (678,418)
Total Liabilities $ (678,418) $ – $ – $ (678,418)
Total $ 473,028,526 $ – $ – $ 473,028,526

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (678,418)
Total $ (678,418)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 96 .4%
Shares Value ($)
Equity Funds 63.2%
Nationwide International Small
Cap Fund, Class R6(a) 3,318,385 30,628,689
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,415,377 56,801,789
NVIT GS International Equity
Insights Fund, Class Y(a) 10,707,439 101,399,444
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 33,453,701 330,188,031
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,938,775 27,301,218
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,120,852 176,869,080
Total Equity Funds
(cost $709,583,694) 723,188,251
Investment Companies
Shares Value ($)
Fixed Income Funds 33.2%
Nationwide Bond Fund, Class
R6(a) 2,786,240 23,181,515
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 15,435,439 153,119,558
NVIT Core Bond Fund, Class
Y(a) 14,416,448 133,352,146
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,656,407 14,278,226
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,864,064 56,353,651
Total Fixed Income Funds
(cost $431,220,961) 380,285,096
Total Investment Companies
(cost $1,140,804,655) 1,103,473,347
Total Investments
(cost $1,140,804,655) — 96.4% 1,103,473,347
Other assets in excess of liabilities — 3.6% 41,268,460
NET ASSETS — 100.0% $ 1,144,741,807
(a) Investment in affiliate.
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (264) 6/2023 USD (27,673,800) (1,346,420)
Russell 2000 E-Mini Index (64) 6/2023 USD (5,803,200) (108,159)
S&P 500 E-Mini Index (238) 6/2023 USD (49,239,225) (2,504,436)
S&P Midcap 400 E-Mini Index (53) 6/2023 USD (13,407,410) (448,612)
Net contracts (4,407,627)
As of March 31, 2023, the Fund had $5,118,743 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,103,473,347 $ – $ – $ 1,103,473,347
Total Assets $ 1,103,473,347 $ – $ – $ 1,103,473,347
Liabilities:
Futures Contracts $ (4,407,627) $ – $ – $ (4,407,627)
Total Liabilities $ (4,407,627) $ – $ – $ (4,407,627)
Total $ 1,099,065,720 $ – $ – $ 1,099,065,720

20 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (4,407,627)
Total $ (4,407,627)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P.Morgan Mozaic Multi-Asset Fund - March 31, 2023 (Unaudited) - Consolidated Statement of Investments - 1
Corporate Bonds 7.8%
Principal
Amount ($) Value ($)
CANADA 3.9%
Capital Markets 3.9%
OMERS Finance Trust,
1.13%, 4/14/2023(a) 1,400,000 1,398,481
NETHERLANDS 3.9%
Financial Services 3.9%
BNG Bank NV, Reg. S,
0.75%, 4/17/2023 1,400,000 1,397,844
Total Corporate Bonds
(cost $2,796,220) 2,796,325
Foreign Government Securities 15.4%
GERMANY 3.9%
Erste Abwicklungsanstalt,
Reg. S, 0.50%, 6/2/2023 1,400,000 1,389,791
JAPAN 7.6%
Japan Finance
Organization for
Municipalities, 2.13%,
10/25/2023 (a) 1,400,000 1,376,536
Tokyo Metropolitan
Government, Reg. S,
3.25%, 6/1/2023 1,400,000 1,394,232
2,770,768
SWEDEN 3.9%
Svensk Exportkredit AB,
0.75%, 4/6/2023 1,400,000 1,399,677
Total Foreign Government Securities
(cost $5,574,947) 5,560,236
Supranational 3.8%
Principal
Amount ($) Value ($)
Corp. Andina de Fomento,
3.75%, 11/23/2023 1,400,000 1,385,967
Total Supranational
(cost $1,396,877) 1,385,967
Total Investments
(cost $9,768,044) — 27.0% 9,742,528
Other assets in excess of liabilities — 73.0% 26,314,691
NET ASSETS — 100.0%
$ 36,057,219
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $2,775,017 which represents 7.70% of net assets.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

2 - Consolidated Statement of Investments - March 31, 2023 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Copper 6 5/2023 USD 614,175 (2,741)
LME Aluminum Base Metal 8 5/2023 USD 478,750 (19,495)
LME Lead Base Metal 2 5/2023 USD 105,263 (1,544)
LME Nickel Base Metal 2 5/2023 USD 285,000 (53,994)
LME Zinc Base Metal 4 5/2023 USD 292,975 (21,688)
Silver 6 5/2023 USD 724,680 51,639
Australia 10 Year Bond 61 6/2023 AUD 5,010,749 139,568
FTSE 100 Index 35 6/2023 GBP 3,298,215 36,103
Micro Gold 116 6/2023 USD 2,303,992 144,225
Mini-DAX Index 28 6/2023 EUR 2,398,459 97,315
Russell 2000 E-Mini Index 20 6/2023 USD 1,813,500 27,457
S&P 500 Micro E-Mini Index 110 6/2023 USD 2,275,763 130,986
TOPIX Index 20 6/2023 JPY 3,017,887 (11,239)
U.S. Treasury 10 Year Note 54 6/2023 USD 6,205,780 181,691
Net contracts 698,283
As of March 31, 2023, the Fund had $1,482,611 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar

NVIT J.P.Morgan Mozaic Multi-Asset Fund - March 31, 2023 (Unaudited) - Consolidated Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 2,796,325 $ – $ 2,796,325
Foreign Government Securities – 5,560,236 – 5,560,236
Futures Contracts 808,984 – – 808,984
Supranational – 1,385,967 – 1,385,967
Total Assets $ 808,984 $ 9,742,528 $ – $ 10,551,512
$ – $ – $ – $ –

4 - Consolidated Statement of Investments - March 31, 2023 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (110,701) $ – $ – $ (110,701)
Total Liabilities $ (110,701) $ – $ – $ (110,701)
Total $ 698,283 $ 9,742,528 $ – $ 10,440,811

NVIT J.P.Morgan Mozaic Multi-Asset Fund - March 31, 2023 (Unaudited) - Consolidated Statement of Investments - 5
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Futures Contracts
Commodity risk Unrealized appreciation from futures contracts $ 195,864
Equity risk Unrealized appreciation from futures contracts 291,861
Interest rate risk Unrealized appreciation from futures contracts 321,259
Total $ 808,984
Liabilities:
Futures Contracts
Commodity risk Unrealized depreciation from futures contracts $ (99,462)
Equity risk Unrealized depreciation from futures contracts (11,239)
Total $ (110,701)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 98.2%
Shares Value ($)
AUSTRALIA 0.1%
Metals & Mining 0.1%
AngloGold Ashanti Ltd., ADR 9,962 240,981
BRAZIL 5.3%
Banks 0.1%
Banco Bradesco SA 34,100 79,726
NU Holdings Ltd.
, Class A
* 46,000 218,960
298,686
Beverages 0.4%
Ambev SA, ADR 635,076 1,790,914
Chemicals 0.0%
†
Unipar Carbocloro SA
(Preference)
, Class B
3,227 44,600
Diversified Telecommunication Services 0.4%
Telefonica Brasil SA 207,000 1,578,909
Electric Utilities 0.4%
Cia Energetica de Minas Gerais,
ADR 681,533 1,526,634
Cia Energetica de Minas Gerais 47,109 159,123
1,685,757
Electrical Equipment 0.3%
WEG SA 184,400 1,475,287
Financial Services 0.0%
†
Cielo SA 67,800 64,878
Insurance 0.3%
BB Seguridade Participacoes SA 176,400 1,131,463
Machinery 0.2%
Kepler Weber SA 267,100 934,345
Randon SA Implementos e
Participacoes (Preference) 37,700 55,861
990,206
Metals & Mining 1.8%
Bradespar SA (Preference) 94,000 497,407
Cia de Ferro Ligas da Bahia
FERBASA (Preference) 80,500 842,094
Gerdau SA (Preference) 72,030 359,407
Metalurgica Gerdau SA
(Preference) 378,200 882,737
Vale SA, ADR 358,900 5,663,441
8,245,086
Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA, ADR 413,100 4,308,633
Petroleo Brasileiro SA (Preference) 402,200 1,860,843
6,169,476
23,475,262
CHILE 0.2%
Banks 0.0%
†
Banco de Chile 1,255,200 121,905
Chemicals 0.1%
Sociedad Quimica y Minera de
Chile SA, ADR 3,720 301,543
Industrial Conglomerates 0.0%
†
Quinenco SA 15,110 58,452
Marine Transportation 0.1%
Cia Sud Americana de Vapores SA 6,034,282 600,021
1,081,921
Common Stocks
Shares Value ($)
CHINA 31.9%
Air Freight & Logistics 0.1%
ZTO Express Cayman, Inc., ADR
(a) 23,300 667,778
Automobiles 1.4%
BYD Co. Ltd.
, Class A
46,600 1,747,622
BYD Co. Ltd.
, Class H
122,000 3,584,716
Geely Automobile Holdings Ltd. 567,000 729,569
6,061,907
Banks 3.3%
Agricultural Bank of China Ltd.
,
Class H
3,013,000 1,116,678
Bank of Communications Co. Ltd.
,
Class H
1,738,000 1,090,755
China CITIC Bank Corp. Ltd.
,
Class H
2,988,000 1,504,918
China Construction Bank Corp.
,
Class H
13,490,000 8,726,050
China Everbright Bank Co. Ltd.
,
Class H
505,000 153,518
Huaxia Bank Co. Ltd.
, Class A
618,700 485,133
Ping An Bank Co. Ltd.
, Class A
132,700 241,254
Shanghai Pudong Development
Bank Co. Ltd.
, Class A
1,022,100 1,071,905
14,390,211
Beverages 1.1%
Anhui Gujing Distillery Co. Ltd.
,
Class A
10,400 449,078
Chongqing Brewery Co. Ltd.
, Class
A
66,400 1,212,684
Tsingtao Brewery Co. Ltd.
, Class A
28,118 495,118
Tsingtao Brewery Co. Ltd.
, Class H
250,000 2,730,396
4,887,276
Biotechnology 0.0%
†
3SBio, Inc. Reg. S (b) 145,000 144,234
Broadline Retail 4.9%
Alibaba Group Holding Ltd. * 986,900 12,551,106
JD.com, Inc.
, Class A
208,495 4,569,517
PDD Holdings, Inc., ADR * 32,800 2,489,520
Vipshop Holdings Ltd., ADR * 104,100 1,580,238
21,190,381
Building Products 0.2%
China Lesso Group Holdings Ltd. 859,000 770,517
Capital Markets 0.2%
China Galaxy Securities Co. Ltd.
,
Class H
1,924,500 972,384
Chemicals 0.4%
Skshu Paint Co. Ltd.
, Class A
* 19,100 323,719
Wanhua Chemical Group Co. Ltd.
,
Class A
51,300 715,134
Zangge Mining Co. Ltd.
, Class A
144,800 509,711
Zhejiang Juhua Co. Ltd.
, Class A
162,800 418,768
1,967,332
Communications Equipment 0.1%
BYD Electronic International Co.
Ltd. 101,500 317,031
Construction & Engineering 0.1%
China Railway Group Ltd.
, Class H
686,000 420,537

2 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Diversified Consumer Services 0.1%
China Education Group Holdings
Ltd. Reg. S (a) 618,000 598,332
China New Higher Education
Group Ltd. Reg. S (b) 184,000 59,354
657,686
Electronic Equipment, Instruments & Components 0.5%
Avary Holding Shenzhen Co. Ltd.
,
Class A
100,900 455,909
Hengdian Group DMEGC
Magnetics Co. Ltd.
, Class A
205,200 615,459
Kingboard Holdings Ltd. 104,000 320,178
Sunny Optical Technology Group
Co. Ltd. 81,500 990,212
2,381,758
Entertainment 1.5%
G-bits Network Technology
Xiamen Co. Ltd.
, Class A
5,100 353,890
iQIYI, Inc., ADR *(a) 33,700 245,336
NetDragon Websoft Holdings Ltd. 81,500 143,709
NetEase, Inc. 241,800 4,273,853
Tencent Music Entertainment
Group, ADR * 216,900 1,795,932
6,812,720
Gas Utilities 0.3%
Kunlun Energy Co. Ltd. 1,884,000 1,476,562
Health Care Equipment & Supplies 0.2%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
, Class A
22,269 1,014,927
Health Care Providers & Services 0.8%
Aier Eye Hospital Group Co. Ltd.
,
Class A
493,185 2,238,585
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd.
, Class H
444,000 1,375,576
3,614,161
Hotels, Restaurants & Leisure 2.0%
Haidilao International Holding Ltd.
Reg. S *(b) 67,000 179,832
Meituan
, Class B
Reg. S *(b) 369,160 6,705,282
Trip.com Group Ltd., ADR * 50,600 1,906,102
Trip.com Group Ltd. * 5,250 198,185
8,989,401
Household Durables 0.6%
Gree Electric Appliances, Inc. of
Zhuhai
, Class A
339,601 1,813,420
Zhejiang Supor Co. Ltd.
, Class A
101,500 801,006
2,614,426
Industrial Conglomerates 0.3%
CITIC Ltd. 1,216,000 1,426,587
Insurance 1.4%
China Pacific Insurance Group Co.
Ltd.
, Class A
248,280 934,715
China Pacific Insurance Group Co.
Ltd.
, Class H
745,400 1,992,123
People's Insurance Co. Group of
China Ltd. (The)
, Class H
4,021,000 1,346,217
Common Stocks
Shares Value ($)
CHINA
Insurance
PICC Property & Casualty Co.
Ltd.
, Class H
1,996,000 2,038,837
6,311,892
Interactive Media & Services 6.3%
Autohome, Inc., ADR 27,900 933,813
Baidu, Inc.
, Class A
* 89,850 1,703,550
Hello Group, Inc., ADR (a) 68,200 620,620
JOYY, Inc., ADR 3,600 112,248
Kanzhun Ltd., ADR * 11,300 215,039
Kuaishou Technology Reg. S *(b) 130,100 993,736
Tencent Holdings Ltd. 467,600 22,848,502
Weibo Corp., ADR * 9,300 186,558
27,614,066
Life Sciences Tools & Services 0.5%
Wuxi Biologics Cayman, Inc. Reg.
S *(b) 393,000 2,430,810
Machinery 1.0%
CIMC Enric Holdings Ltd. (a) 606,000 588,775
CRRC Corp. Ltd.
, Class A
2,122,125 1,893,712
CRRC Corp. Ltd.
, Class H
1,483,000 809,336
Haitian International Holdings Ltd. 125,000 324,666
Ningbo Deye Technology Co. Ltd.
,
Class A
6,200 233,035
Zhuzhou CRRC Times Electric Co.
Ltd.
, Class H
119,700 521,866
4,371,390
Marine Transportation 0.2%
COSCO SHIPPING Holdings Co.
Ltd.
, Class A
560,887 902,282
Metals & Mining 1.1%
Baoshan Iron & Steel Co. Ltd.
,
Class A
2,555,800 2,317,600
Huaibei Mining Holdings Co. Ltd.
,
Class A
737,764 1,456,864
Jiangxi Copper Co. Ltd.
, Class H
263,000 443,560
Shougang Fushan Resources
Group Ltd. 2,618,000 832,667
5,050,691
Oil, Gas & Consumable Fuels 0.4%
PetroChina Co. Ltd.
, Class A
743,100 642,045
PetroChina Co. Ltd.
, Class H
2,196,000 1,302,689
1,944,734
Personal Care Products 0.1%
Hengan International Group Co.
Ltd. 115,500 533,709
Pharmaceuticals 0.2%
CSPC Pharmaceutical Group Ltd. 198,000 194,509
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (b) 28,000 48,857
Sichuan Kelun Pharmaceutical Co.
Ltd.
, Class A
107,600 445,145
688,511
Real Estate Management & Development 0.7%
China Resources Land Ltd. 240,000 1,099,777
China Resources Mixc Lifestyle
Services Ltd. Reg. S (a)(b) 37,600 197,947

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Real Estate Management & Development
Gemdale Properties & Investment
Corp. Ltd. 1,412,000 96,826
KE Holdings, Inc., ADR * 95,200 1,793,568
3,188,118
Semiconductors & Semiconductor Equipment 0.6%
JCET Group Co. Ltd.
, Class A
74,700 354,084
Jiangsu Pacific Quartz Co. Ltd.
,
Class A
27,200 489,612
LONGi Green Energy Technology
Co. Ltd.
, Class A
83,460 491,874
Risen Energy Co. Ltd.
, Class A
* 69,200 281,981
Shanghai Aiko Solar Energy Co.
Ltd.
, Class A
* 127,900 617,318
StarPower Semiconductor Ltd.
,
Class A
6,700 268,142
Zhejiang Jingsheng Mechanical &
Electrical Co. Ltd.
, Class A
17,600 167,752
2,670,763
Software 0.3%
Hundsun Technologies, Inc.
, Class
A
77,900 605,382
Kingdee International Software
Group Co. Ltd. * 325,000 522,019
1,127,401
Specialty Retail 0.1%
Topsports International Holdings
Ltd. Reg. S (b) 694,000 629,678
Technology Hardware, Storage & Peripherals 0.0%
†
Legend Holdings Corp.
, Class H
Reg. S (b) 134,400 144,218
Textiles, Apparel & Luxury Goods 0.8%
ANTA Sports Products Ltd. 54,200 788,434
Bosideng International Holdings
Ltd. 1,554,000 870,094
JNBY Design Ltd. Reg. S 135,000 155,217
Li Ning Co. Ltd. 247,000 1,946,898
3,760,643
Trading Companies & Distributors 0.1%
BOC Aviation Ltd. Reg. S (b) 70,000 540,102
142,686,824
COLOMBIA 0.1%
Banks 0.1%
Bancolombia SA, ADR 9,463 237,805
GREECE 0.8%
Hotels, Restaurants & Leisure 0.7%
OPAP SA 181,982 2,923,974
Marine Transportation 0.1%
Danaos Corp. (a) 8,500 464,270
Diana Shipping, Inc. 25,100 97,890
Star Bulk Carriers Corp. (a) 2,200 46,464
608,624
Specialty Retail 0.0%
†
JUMBO SA 9,345 197,963
3,730,561
Common Stocks
Shares Value ($)
HONG KONG 0.9%
Electronic Equipment, Instruments & Components 0.1%
Truly International Holdings Ltd. 2,916,000 406,649
Household Durables 0.0%
†
Skyworth Group Ltd. 298,000 152,788
Marine Transportation 0.1%
Orient Overseas International Ltd. 24,500 468,626
Pharmaceuticals 0.7%
Sino Biopharmaceutical Ltd. 5,241,000 2,929,824
3,957,887
INDIA 13.1%
Aerospace & Defense 0.6%
Bharat Electronics Ltd. 2,200,993 2,615,794
Automobiles 1.4%
Bajaj Auto Ltd. 46,292 2,191,375
Eicher Motors Ltd. 67,629 2,429,567
Maruti Suzuki India Ltd. 8,787 887,306
Tata Motors Ltd. * 118,555 609,697
TVS Motor Co. Ltd. 9,147 119,985
6,237,930
Banks 2.0%
Axis Bank Ltd. 325,841 3,409,538
Bank of Baroda 129,817 267,086
ICICI Bank Ltd., ADR 112,083 2,418,751
State Bank of India 459,858 2,938,192
9,033,567
Beverages 0.0%
†
Varun Beverages Ltd. 3,716 62,765
Capital Markets 0.0%
†
Edelweiss Financial Services Ltd. 110,116 70,520
Construction Materials 0.1%
Ambuja Cements Ltd. * 67,159 300,127
Consumer Finance 0.2%
Bajaj Finance Ltd. 12,263 840,465
Electrical Equipment 0.3%
ABB India Ltd. 28,289 1,160,034
Financial Services 1.5%
Housing Development Finance
Corp. Ltd. 110,403 3,537,552
Power Finance Corp. Ltd. 558,277 1,034,104
REC Ltd. 1,516,461 2,135,401
6,707,057
Food Products 0.0%
†
Britannia Industries Ltd. 3,485 183,614
Health Care Providers & Services 0.1%
Narayana Hrudayalaya Ltd. Reg. S 42,991 405,324
Insurance 0.2%
SBI Life Insurance Co. Ltd. Reg.
S (b) 76,161 1,022,443
Interactive Media & Services 0.0%
†
Just Dial Ltd. * 25,277 183,436
IT Services 2.7%
Infosys Ltd., ADR 438,298 7,643,917
Tata Consultancy Services Ltd. 93,056 3,644,612

4 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDIA
IT Services
Wipro Ltd. 30,694 136,941
11,425,470
Machinery 0.3%
Cummins India Ltd. 54,929 1,090,893
Grindwell Norton Ltd. 7,619 174,186
1,265,079
Metals & Mining 1.0%
APL Apollo Tubes Ltd. 16,656 244,958
Hindustan Zinc Ltd. 297,557 1,064,791
Jindal Stainless Ltd. * 38,685 136,856
JSW Steel Ltd. 188,331 1,578,780
Maharashtra Seamless Ltd. 30,282 132,084
Vedanta Ltd. 355,987 1,193,777
4,351,246
Oil, Gas & Consumable Fuels 1.1%
Great Eastern Shipping Co. Ltd.
(The) 104,043 817,124
Reliance Industries Ltd. 145,435 4,134,206
4,951,330
Paper & Forest Products 0.0%
†
JK Paper Ltd. 45,505 212,077
Passenger Airlines 0.1%
InterGlobe Aviation Ltd. Reg. S
*(b) 18,733 436,023
Personal Care Products 0.1%
Hindustan Unilever Ltd. 15,450 482,524
Professional Services 0.0%
†
WNS Holdings Ltd., ADR * 1,900 177,023
Tobacco 1.4%
ITC Ltd. 1,343,383 6,273,610
58,397,458
INDONESIA 2.4%
Automobiles 0.0%
†
Astra International Tbk. PT 518,300 208,066
Banks 2.0%
Bank Central Asia Tbk. PT 6,670,100 3,897,340
Bank Mandiri Persero Tbk. PT 4,233,400 2,910,497
Bank Pembangunan Daerah Jawa
Timur Tbk. PT * 2,798,400 137,237
Bank Rakyat Indonesia Persero
Tbk. PT 5,491,700 1,735,178
8,680,252
Broadline Retail 0.1%
Mitra Adiperkasa Tbk. PT * 3,640,300 366,816
Chemicals 0.0%
†
Surya Esa Perkasa Tbk. PT 885,000 55,782
Construction Materials 0.0%
†
Indocement Tunggal Prakarsa
Tbk. PT 212,400 149,410
Metals & Mining 0.1%
Aneka Tambang Tbk. 1,247,000 174,075
Merdeka Copper Gold Tbk. PT * 177,800 49,857
223,932
Oil, Gas & Consumable Fuels 0.2%
AKR Corporindo Tbk. PT 1,898,600 196,409
Common Stocks
Shares Value ($)
INDONESIA
Oil, Gas & Consumable Fuels
United Tractors Tbk. PT 308,100 598,494
794,903
10,479,161
MEXICO 3.0%
Banks 0.6%
Grupo Financiero Banorte SAB de
CV
, Class O
295,100 2,487,552
Beverages 1.4%
Arca Continental SAB de CV 283,108 2,570,910
Coca-Cola Femsa SAB de CV,
ADR 43,148 3,472,120
6,043,030
Broadline Retail 0.0%
†
El Puerto de Liverpool SAB de CV
,
Class C1
15,177 95,357
Hotels, Restaurants & Leisure 0.0%
†
Alsea SAB de CV * 46,500 111,373
Household Products 0.0%
†
Kimberly-Clark de Mexico SAB de
CV
, Class A
47,400 99,850
Metals & Mining 0.6%
Southern Copper Corp. 13,100 998,875
Ternium SA, ADR 38,400 1,584,384
2,583,259
Transportation Infrastructure 0.4%
Grupo Aeroportuario del Centro
Norte SAB de CV 46,700 521,604
Grupo Aeroportuario del Pacifico
SAB de CV
, Class B
39,466 767,879
Grupo Aeroportuario del Sureste
SAB de CV, ADR 2,196 673,008
1,962,491
13,382,912
MONACO 0.0%
†
Marine Transportation 0.0%
†
Costamare, Inc. 6,800 63,988
PHILIPPINES 0.5%
Banks 0.2%
Metropolitan Bank & Trust Co. 980,600 1,055,135
Hotels, Restaurants & Leisure 0.1%
Bloomberry Resorts Corp. * 1,995,400 360,064
Jollibee Foods Corp. 12,920 53,340
413,404
Transportation Infrastructure 0.2%
International Container Terminal
Services, Inc. 206,810 812,489
2,281,028
POLAND 1.1%
Capital Markets 0.1%
XTB SA Reg. S (b) 51,582 378,799
Consumer Finance 0.0%
†
KRUK SA 2,019 144,216

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
POLAND
Insurance 0.7%
Powszechny Zaklad Ubezpieczen
SA 375,933 3,055,747
Metals & Mining 0.1%
Jastrzebska Spolka Weglowa SA * 25,650 281,699
Oil, Gas & Consumable Fuels 0.1%
Polski Koncern Naftowy ORLEN
SA 41,700 564,521
Textiles, Apparel & Luxury Goods 0.1%
LPP SA 211 468,214
4,893,196
QATAR 0.4%
Banks 0.2%
Commercial Bank PSQC (The) 195,702 312,431
Qatar Islamic Bank SAQ 72,090 352,781
665,212
Chemicals 0.0%
†
Mesaieed Petrochemical Holding
Co. 395,853 209,355
Metals & Mining 0.1%
Qatar Aluminum Manufacturing
Co. 769,916 325,553
Multi-Utilities 0.1%
Qatar Electricity & Water Co. QSC 99,366 460,774
Wireless Telecommunication Services 0.0%
†
Vodafone Qatar QSC 332,524 157,922
1,818,816
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC *^∞ 819,980 0
VTB Bank PJSC *^∞ 548,744,000 0
0
Chemicals 0.0%
†
PhosAgro PJSC Reg. S *^∞ 7,500 0
PhosAgro PJSC, GDR Reg. S *^∞ 48 0
0
Metals & Mining 0.0%
†
Novolipetsk Steel PJSC, GDR
Reg. S *^∞ 78,727 0
Oil, Gas & Consumable Fuels 0.0%
†
Novatek PJSC, GDR Reg. S *^∞ 11,088 0
0
SAUDI ARABIA 3.4%
Banks 1.1%
Alinma Bank 79,228 623,444
Arab National Bank 99,028 682,504
Bank AlBilad * 13,397 142,632
Riyad Bank 247,655 1,966,956
Saudi Investment Bank (The) 82,003 362,919
Saudi National Bank (The) 94,662 1,159,620
4,938,075
Chemicals 0.3%
Sahara International
Petrochemical Co. 146,983 1,489,919
Common Stocks
Shares Value ($)
SAUDI ARABIA
Construction Materials 0.0%
†
Saudi Cement Co. 13,646 204,007
Consumer Staples Distribution & Retail 0.2%
Abdullah Al Othaim Markets Co. 24,601 840,701
Diversified Telecommunication Services 0.1%
Saudi Telecom Co. 35,945 384,459
Health Care Providers & Services 0.5%
Al Hammadi Holding 16,623 216,086
Dr Sulaiman Al Habib Medical
Services Group Co. 25,568 1,985,058
2,201,144
Insurance 0.2%
Bupa Arabia for Cooperative
Insurance Co. 14,935 692,680
Metals & Mining 0.4%
Saudi Arabian Mining Co. * 101,831 1,742,943
Oil, Gas & Consumable Fuels 0.5%
Saudi Arabian Oil Co. Reg. S (b) 267,643 2,305,585
Specialty Retail 0.1%
Saudi Automotive Services Co. 29,301 290,571
15,090,084
SOUTH AFRICA 3.0%
Banks 0.5%
Absa Group Ltd. 95,482 976,572
Standard Bank Group Ltd. 111,532 1,082,723
2,059,295
Broadline Retail 0.5%
Naspers Ltd.
, Class N
5,231 963,284
Woolworths Holdings Ltd. 339,902 1,220,232
2,183,516
Consumer Staples Distribution & Retail 0.2%
Bid Corp. Ltd. 43,570 975,419
Financial Services 1.2%
FirstRand Ltd. 1,532,767 5,204,706
Remgro Ltd. 12,784 96,501
5,301,207
Food Products 0.1%
AVI Ltd. 125,046 493,108
Hotels, Restaurants & Leisure 0.0%
†
Sun International Ltd. 47,165 113,920
Insurance 0.1%
OUTsurance Group Ltd. 119,851 235,844
Metals & Mining 0.3%
Anglo American Platinum Ltd. 10,270 551,891
Gold Fields Ltd., ADR 31,234 416,037
Kumba Iron Ore Ltd. 15,339 388,134
1,356,062
Specialty Retail 0.1%
Motus Holdings Ltd. 64,773 353,417
Trading Companies & Distributors 0.0%
†
Barloworld Ltd. 15,079 75,644
13,147,432

6 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
SOUTH KOREA 12.3%
Aerospace & Defense 1.3%
Hanwha Aerospace Co. Ltd. 30,607 2,343,777
Korea Aerospace Industries Ltd. 56,089 2,053,448
LIG Nex1 Co. Ltd. 20,936 1,168,483
5,565,708
Automobile Components 0.0%
†
SNT Motiv Co. Ltd. 3,318 119,773
Automobiles 1.1%
Hyundai Motor Co. 10,445 1,490,378
Kia Corp. 46,561 2,916,385
4,406,763
Banks 1.1%
Hana Financial Group, Inc. 3,106 97,670
KB Financial Group, Inc. 71,754 2,635,522
Shinhan Financial Group Co. Ltd. 56,502 1,538,502
4,271,694
Beverages 0.0%
†
Lotte Chilsung Beverage Co. Ltd. 1,037 131,724
Construction & Engineering 0.1%
Samsung Engineering Co. Ltd. * 18,016 441,458
Electronic Equipment, Instruments & Components 0.6%
Daeduck Electronics Co. Ltd. 15,124 278,891
Samsung SDI Co. Ltd. 4,345 2,476,395
2,755,286
Entertainment 0.0%
†
SM Entertainment Co. Ltd. 2,563 184,387
Health Care Equipment & Supplies 0.1%
Humasis Co. Ltd. * 31,956 112,227
Jeisys Medical, Inc. * 20,363 135,588
247,815
Hotels, Restaurants & Leisure 0.5%
Kangwon Land, Inc. 35,326 542,872
Paradise Co. Ltd. * 126,391 1,630,556
Seobu T&D 21,065 126,012
2,299,440
Industrial Conglomerates 0.2%
GS Holdings Corp. 32,095 999,914
Insurance 0.5%
DB Insurance Co. Ltd. 21,262 1,224,098
Korean Reinsurance Co. 124,457 696,098
Samsung Fire & Marine Insurance
Co. Ltd. 2,826 448,173
2,368,369
Interactive Media & Services 0.4%
NAVER Corp. 12,619 1,986,415
Life Sciences Tools & Services 0.1%
Samsung Biologics Co. Ltd. Reg.
S *(b) 462 280,893
Machinery 0.7%
Doosan Bobcat, Inc. 25,962 876,557
Hyundai Construction Equipment
Co. Ltd. 24,363 979,465
Hyundai Rotem Co. Ltd. * 13,330 265,630
Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 18,869 1,129,714
3,251,366
Common Stocks
Shares Value ($)
SOUTH KOREA
Marine Transportation 0.0%
†
Pan Ocean Co. Ltd. 47,397 212,953
Metals & Mining 0.2%
Dongkuk Steel Mill Co. Ltd. 12,397 116,711
POSCO Holdings, Inc. 3,084 879,237
SeAH Steel Holdings Corp. 974 108,961
1,104,909
Semiconductors & Semiconductor Equipment 0.9%
Advanced Process Systems Corp. 7,661 132,208
DB HiTek Co. Ltd. 18,546 1,042,757
Eo Technics Co. Ltd. 1,181 81,700
HAESUNG DS Co. Ltd. 35,994 1,474,430
ISC Co. Ltd. 19,975 619,574
LEENO Industrial, Inc. 3,885 431,467
NEXTIN, Inc. 5,087 261,874
4,044,010
Technology Hardware, Storage & Peripherals 3.4%
Samsung Electronics Co. Ltd. 256,807 12,734,627
Samsung Electronics Co. Ltd.
(Preference) 50,524 2,109,799
14,844,426
Textiles, Apparel & Luxury Goods 0.3%
Hansae Co. Ltd. 44,903 539,079
LF Corp. 24,812 331,759
Youngone Corp. 12,923 454,827
Youngone Holdings Co. Ltd. 2,908 143,531
1,469,196
Tobacco 0.4%
KT&G Corp. 27,301 1,761,544
Trading Companies & Distributors 0.4%
LX International Corp. 27,766 621,911
Posco International Corp. 69,498 1,198,234
1,820,145
54,568,188
TAIWAN 15.6%
Broadline Retail 0.1%
Poya International Co. Ltd. 16,000 301,158
Communications Equipment 0.1%
Accton Technology Corp. 42,000 444,498
Construction & Engineering 0.2%
Continental Holdings Corp. 800,000 809,524
Construction Materials 0.1%
Asia Cement Corp. 153,000 218,437
Goldsun Building Materials Co.
Ltd. 55,000 50,533
268,970
Containers & Packaging 0.1%
Ton Yi Industrial Corp. 549,000 349,401
Electronic Equipment, Instruments & Components 1.5%
Compeq Manufacturing Co. Ltd. 918,000 1,404,013
FLEXium Interconnect, Inc. * 163,000 532,443
Hon Hai Precision Industry Co.
Ltd. 965,000 3,310,317
Largan Precision Co. Ltd. 16,000 1,150,390
Primax Electronics Ltd. 455,000 906,509
7,303,672

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
TAIWAN
Entertainment 0.3%
Gamania Digital Entertainment Co.
Ltd. 513,000 1,235,002
International Games System Co.
Ltd. 12,000 226,501
1,461,503
Hotels, Restaurants & Leisure 0.2%
Bafang Yunji International Co. Ltd. 14,000 85,203
Formosa International Hotels
Corp. 72,000 660,168
745,371
Machinery 0.0%
†
Sunonwealth Electric Machine
Industry Co. Ltd. 100,000 173,016
Metals & Mining 0.2%
Froch Enterprise Co. Ltd. 356,000 275,876
Gloria Material Technology Corp. * 180,000 305,460
Tung Ho Steel Enterprise Corp. 79,000 145,349
726,685
Semiconductors & Semiconductor Equipment 12.0%
Ardentec Corp. 376,000 714,543
ASE Technology Holding Co. Ltd. 1,048,000 3,878,140
Chipbond Technology Corp. 507,000 1,156,901
eMemory Technology, Inc. 23,000 1,422,794
Formosa Sumco Technology Corp. 151,000 830,336
Globalwafers Co. Ltd. 57,000 979,375
Keystone Microtech Corp. 46,000 316,834
King Yuan Electronics Co. Ltd. 1,333,000 2,135,990
M31 Technology Corp. 45,000 994,152
MediaTek, Inc. 82,000 2,140,492
Novatek Microelectronics Corp. 63,000 896,430
Sino-American Silicon Products,
Inc. 155,000 801,165
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,784,000 31,605,114
Taiwan Surface Mounting
Technology Corp. 234,000 751,085
Topco Scientific Co. Ltd. 36,000 224,155
United Microelectronics Corp. * 2,525,000 4,428,693
Vanguard International
Semiconductor Corp. 99,000 315,928
XinTec, Inc. 78,000 279,025
53,871,152
Technology Hardware, Storage & Peripherals 0.6%
Catcher Technology Co. Ltd. 274,000 1,710,873
King Slide Works Co. Ltd. 23,000 290,461
Lite-On Technology Corp. 274,000 663,340
2,664,674
Textiles, Apparel & Luxury Goods 0.2%
Makalot Industrial Co. Ltd. 101,000 719,228
69,838,852
THAILAND 2.5%
Banks 0.5%
Krung Thai Bank PCL 3,930,600 1,896,619
TMBThanachart Bank PCL 9,287,700 386,735
2,283,354
Health Care Providers & Services 1.3%
Bumrungrad Hospital PCL 855,600 5,651,315
Common Stocks
Shares Value ($)
THAILAND
Health Care Providers & Services
Vibhavadi Medical Center PCL 5,222,900 399,843
6,051,158
Hotels, Restaurants & Leisure 0.4%
Central Plaza Hotel PCL * 279,600 458,161
Erawan Group PCL (The) * 1,315,200 189,404
Minor International PCL * 1,097,800 1,035,732
1,683,297
Real Estate Management & Development 0.1%
Supalai PCL 635,200 412,681
Transportation Infrastructure 0.2%
Airports of Thailand PCL * 111,600 232,058
Bangkok Expressway & Metro PCL 1,838,100 475,660
707,718
11,138,208
TURKEY 0.7%
Automobiles 0.1%
Tofas Turk Otomobil Fabrikasi A/S 43,314 420,195
Industrial Conglomerates 0.3%
KOC Holding A/S 333,098 1,323,001
Passenger Airlines 0.2%
Pegasus Hava Tasimaciligi A/S * 10,259 241,412
Turk Hava Yollari AO * 130,573 803,606
1,045,018
Specialty Retail 0.0%
†
Dogus Otomotiv Servis ve Ticaret
A/S 27,274 173,283
Textiles, Apparel & Luxury Goods 0.1%
Mavi Giyim Sanayi ve Ticaret A/S
,
Class B
Reg. S (b) 40,918 224,117
3,185,614
UNITED ARAB EMIRATES 0.9%
Banks 0.5%
Abu Dhabi Commercial Bank
PJSC 135,666 306,538
Abu Dhabi Islamic Bank PJSC 193,762 526,716
Dubai Islamic Bank PJSC 402,353 574,411
Emirates NBD Bank PJSC 148,674 532,386
1,940,051
Diversified Telecommunication Services 0.0%
†
Emirates Telecommunications
Group Co. PJSC 25,067 150,605
Passenger Airlines 0.4%
Air Arabia PJSC 3,102,651 1,788,663
3,879,319
Total Common Stocks
(cost $448,783,357) 437,575,497

8 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Repurchase Agreements 0.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023, due
4/3/2023, repurchase price
$1,211,598, collateralized
by U.S. Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $1,235,335.(c) 1,211,112 1,211,112
Pershing LLC, 4.83%, dated
3/31/2023, due 4/3/2023,
repurchase price $400,162,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
7/16/2023 - 2/20/2073; total
market value $408,000.(c) 400,000 400,000
Total Repurchase Agreements
(cost $1,611,112) 1,611,112
Total Investments
(cost $450,394,469) — 98.6% 439,186,609
Other assets in excess of liabilities — 1.4% 6,081,901
NET ASSETS — 100.0%
$ 445,268,510
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $2,233,248, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,611,112 and by $702,947 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.50%, and maturity dates ranging
from 4/27/2023 – 11/15/2052, a total value of $2,314,059.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $16,721,910 which represents 3.76% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $1,611,112.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 8,181,502 $ – $ 8,181,502
Air Freight & Logistics 667,778 – – 667,778
Automobile Components – 119,773 – 119,773
Automobiles – 17,334,861 – 17,334,861
Banks 7,461,318 45,001,476 – 52,462,794
Beverages 7,833,944 5,081,765 – 12,915,709
Biotechnology – 144,234 – 144,234
Broadline Retail 4,165,115 19,972,113 – 24,137,228
Building Products – 770,517 – 770,517
Capital Markets – 1,421,703 – 1,421,703
Chemicals 346,143 3,722,388 – 4,068,531
Communications Equipment – 761,529 – 761,529
Construction & Engineering – 1,671,519 – 1,671,519
Construction Materials – 922,514 – 922,514
Consumer Finance – 984,681 – 984,681
Consumer Staples Distribution & Retail – 1,816,120 – 1,816,120
Containers & Packaging – 349,401 – 349,401
Diversified Consumer Services – 657,686 – 657,686
Diversified Telecommunication Services 1,578,909 535,064 – 2,113,973
Electric Utilities 1,685,757 – – 1,685,757
Electrical Equipment 1,475,287 1,160,034 – 2,635,321
Electronic Equipment, Instruments &
Components – 12,847,365 – 12,847,365
Entertainment 2,041,268 6,417,342 – 8,458,610
Financial Services 64,878 12,008,264 – 12,073,142
Food Products – 676,722 – 676,722
Gas Utilities – 1,476,562 – 1,476,562
Health Care Equipment & Supplies – 1,262,742 – 1,262,742
Health Care Providers & Services – 12,271,787 – 12,271,787
Hotels, Restaurants & Leisure 2,017,475 15,262,705 – 17,280,180
Household Durables – 2,767,214 – 2,767,214
Household Products 99,850 – – 99,850
Industrial Conglomerates 58,452 3,749,502 – 3,807,954
Insurance 1,131,463 13,686,975 – 14,818,438
Interactive Media & Services 2,068,278 27,715,639 – 29,783,917
IT Services 7,643,917 3,781,553 – 11,425,470
Life Sciences Tools & Services – 2,711,703 – 2,711,703
Machinery 990,206 9,060,851 – 10,051,057
Marine Transportation 1,272,633 1,583,861 – 2,856,494
Metals & Mining 11,485,363 14,747,683 – 26,233,046
Multi-Utilities – 460,774 – 460,774
Oil, Gas & Consumable Fuels 6,169,476 10,561,073 – 16,730,549
Paper & Forest Products – 212,077 – 212,077
Passenger Airlines – 3,269,704 – 3,269,704
Personal Care Products – 1,016,233 – 1,016,233
Pharmaceuticals – 3,618,335 – 3,618,335
Professional Services 177,023 – – 177,023
Real Estate Management & Development 1,793,568 1,807,231 – 3,600,799
Semiconductors & Semiconductor
Equipment – 60,585,925 – 60,585,925
Software – 1,127,401 – 1,127,401
Specialty Retail – 1,644,912 – 1,644,912
Technology Hardware, Storage & Peripherals – 17,653,318 – 17,653,318
Textiles, Apparel & Luxury Goods – 6,641,398 – 6,641,398
Tobacco – 8,035,154 – 8,035,154
Trading Companies & Distributors – 2,435,891 – 2,435,891
Transportation Infrastructure 1,962,491 1,520,207 – 3,482,698

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 11
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2023, the Fund had no open futures contracts.
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 157,922 $ – $ 157,922
Total Common Stocks $ 64,190,592 $ 373,384,905 $ – $ 437,575,497
Repurchase Agreements – 1,611,112 – 1,611,112
Total $ 64,190,592 $ 374,996,017 $ – $ 439,186,609
As of March 31, 2023, the Fund held six common stocks investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 9.3%
Banks 3.2%
ANZ Group Holdings Ltd. 385,760 5,942,334
Commonwealth Bank of Australia 179,239 11,801,550
National Australia Bank Ltd. (a) 92,056 1,708,927
Westpac Banking Corp. 350,953 5,090,845
24,543,656
Capital Markets 0.6%
ASX Ltd. (a) 107,080 4,662,178
Chemicals 0.1%
Incitec Pivot Ltd. 557,965 1,170,379
Consumer Staples Distribution & Retail 0.4%
Woolworths Group Ltd. 128,492 3,258,586
Diversified Telecommunication Services 0.2%
Telstra Group Ltd. 446,769 1,262,064
Ground Transportation 0.0%
†
Aurizon Holdings Ltd. 173,672 390,988
Health Care Equipment & Supplies 0.5%
Cochlear Ltd. 26,087 4,135,154
Hotels, Restaurants & Leisure 0.0%
†
Aristocrat Leisure Ltd. 9,617 240,479
Industrial REITs 0.2%
Goodman Group 104,639 1,330,811
Insurance 0.1%
Suncorp Group Ltd. 83,309 675,491
Metals & Mining 2.6%
Allkem Ltd. * 177,048 1,418,186
BHP Group Ltd. 416,364 13,206,174
Fortescue Metals Group Ltd. 160,689 2,416,424
Glencore plc 492,137 2,830,826
Perseus Mining Ltd. 143,780 227,870
20,099,480
Office REITs 0.0%
†
Dexus 69,154 350,387
Oil, Gas & Consumable Fuels 0.3%
Whitehaven Coal Ltd. 60,227 271,193
Woodside Energy Group Ltd. 103,056 2,322,079
2,593,272
Passenger Airlines 0.6%
Qantas Airways Ltd. * 1,092,421 4,853,031
Retail REITs 0.2%
Scentre Group 358,551 665,265
Vicinity Ltd. 799,242 1,046,800
1,712,065
Software 0.3%
Technology One Ltd. 57,734 565,210
WiseTech Global Ltd. 48,636 2,136,807
2,702,017
73,980,038
AUSTRIA 0.1%
Banks 0.1%
Raiffeisen Bank International AG * 29,365 451,130
Construction Materials 0.0%
†
Wienerberger AG 24,961 723,919
1,175,049
Common Stocks
Shares Value ($)
BELGIUM 0.5%
Banks 0.0%
†
KBC Ancora 5,525 255,471
Distributors 0.5%
D'ieteren Group 21,054 4,095,529
4,351,000
CANADA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
International Petroleum Corp. * 36,200 345,670
CHINA 0.3%
Air Freight & Logistics 0.0%
†
Kerry Logistics Network Ltd. 83,000 129,426
Banks 0.1%
BOC Hong Kong Holdings Ltd. 458,500 1,424,922
Machinery 0.2%
Yangzijiang Shipbuilding Holdings
Ltd. 1,321,700 1,197,290
2,751,638
DENMARK 3.2%
Banks 0.4%
Danske Bank A/S * 44,922 903,481
Jyske Bank A/S (Registered) * 27,289 1,914,354
Spar Nord Bank A/S 16,774 264,484
3,082,319
Biotechnology 0.5%
Genmab A/S * 11,535 4,355,591
Marine Transportation 0.4%
AP Moller - Maersk A/S
, Class A
1,428 2,528,417
AP Moller - Maersk A/S
, Class B
171 309,890
2,838,307
Pharmaceuticals 1.9%
Novo Nordisk A/S
, Class B
97,607 15,489,508
25,765,725
FINLAND 1.4%
Banks 0.4%
Nordea Bank Abp 323,712 3,454,810
Communications Equipment 0.1%
Nokia OYJ 199,057 978,682
Consumer Staples Distribution & Retail 0.1%
Kesko OYJ
, Class B
32,429 697,502
Insurance 0.6%
Sampo OYJ
, Class A
87,701 4,137,002
Machinery 0.2%
Kone OYJ
, Class B
34,970 1,824,126
11,092,122
FRANCE 12.8%
Aerospace & Defense 3.6%
Airbus SE 70,990 9,510,267
Dassault Aviation SA 30,093 5,960,714
Safran SA 47,383 7,036,647
Thales SA 41,843 6,186,054
28,693,682
Banks 0.1%
Societe Generale SA 29,587 667,859

NVIT GS International Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
FRANCE
Building Products 0.1%
Cie de Saint-Gobain 9,183 522,859
Construction & Engineering 1.5%
Eiffage SA 48,220 5,219,816
Vinci SA 57,742 6,625,868
11,845,684
Electrical Equipment 0.8%
Legrand SA 65,358 5,978,254
Financial Services 0.7%
Edenred 100,222 5,929,802
Health Care Equipment & Supplies 0.9%
EssilorLuxottica SA 39,678 7,162,926
Hotels, Restaurants & Leisure 0.1%
La Francaise des Jeux SAEM
Reg. S (b) 17,665 736,469
IT Services 0.2%
Alten SA 1,486 237,579
Capgemini SE 6,727 1,251,263
1,488,842
Media 0.5%
Publicis Groupe SA 55,493 4,335,427
Multi-Utilities 0.8%
Engie SA (a) 387,378 6,126,268
Office REITs 0.1%
Gecina SA 6,189 643,293
Pharmaceuticals 0.2%
Ipsen SA 17,559 1,935,412
Software 0.9%
Dassault Systemes SE 174,573 7,209,857
Textiles, Apparel & Luxury Goods 2.1%
Christian Dior SE 2,708 2,421,332
Hermes International 5,126 10,383,285
LVMH Moet Hennessy Louis
Vuitton SE 3,968 3,636,505
16,441,122
Trading Companies & Distributors 0.2%
Rexel SA * 61,878 1,479,065
101,196,821
GERMANY 6.7%
Aerospace & Defense 0.8%
MTU Aero Engines AG 24,890 6,224,297
Automobiles 0.7%
Bayerische Motoren Werke AG 32,976 3,610,601
Bayerische Motoren Werke AG
(Preference) 16,147 1,651,695
5,262,296
Capital Markets 0.3%
Deutsche Boerse AG 9,598 1,867,977
DWS Group GmbH & Co. KGaA
Reg. S (b) 11,463 352,097
2,220,074
Chemicals 0.2%
Wacker Chemie AG 9,952 1,612,801
Common Stocks
Shares Value ($)
GERMANY
Machinery 0.1%
GEA Group AG 19,102 869,228
Marine Transportation 0.1%
Hapag-Lloyd AG Reg. S (a)(b) 1,577 516,500
Multi-Utilities 0.7%
E.ON SE 477,792 5,959,862
Passenger Airlines 0.3%
Deutsche Lufthansa AG
(Registered) * 214,822 2,390,191
Personal Care Products 0.7%
Beiersdorf AG 45,360 5,901,068
Semiconductors & Semiconductor Equipment 1.4%
AIXTRON SE 47,497 1,608,721
Infineon Technologies AG 228,803 9,352,227
10,960,948
Software 0.7%
SAP SE 36,579 4,601,536
TeamViewer SE *(b) 55,533 938,548
5,540,084
Textiles, Apparel & Luxury Goods 0.7%
HUGO BOSS AG 82,263 5,899,175
53,356,524
HONG KONG 0.8%
Capital Markets 0.3%
Hong Kong Exchanges & Clearing
Ltd. 58,100 2,578,754
Industrial Conglomerates 0.2%
Jardine Matheson Holdings Ltd. 32,200 1,568,585
Insurance 0.2%
AIA Group Ltd. 118,800 1,248,277
Real Estate Management & Development 0.1%
Swire Pacific Ltd.
, Class A
82,500 635,350
Specialty Retail 0.0%
†
Luk Fook Holdings International
Ltd. 92,000 292,827
6,323,793
ISRAEL 0.1%
Financial Services 0.1%
Plus500 Ltd. 26,817 560,186
ITALY 2.4%
Aerospace & Defense 0.3%
Leonardo SpA 204,432 2,401,813
Automobiles 0.4%
Ferrari NV 12,620 3,417,985
Banks 1.3%
Banco BPM SpA 940,953 3,687,089
Mediobanca Banca di Credito
Finanziario SpA 117,328 1,181,447
UniCredit SpA 269,409 5,102,738
9,971,274
Electrical Equipment 0.3%
Prysmian SpA 50,271 2,116,523

14 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
ITALY
Financial Services 0.0%
†
Banca Mediolanum SpA 36,047 327,389
IT Services 0.1%
Reply SpA 7,822 985,177
19,220,161
JAPAN 21.3%
Automobile Components 0.6%
KYB Corp. 10,600 322,574
NHK Spring Co. Ltd. 74,700 536,395
Niterra Co. Ltd. (a) 197,400 4,082,426
4,941,395
Automobiles 1.2%
Honda Motor Co. Ltd. 243,100 6,466,639
Subaru Corp. 60,100 961,982
Suzuki Motor Corp. 51,300 1,867,211
9,295,832
Beverages 0.0%
†
Coca-Cola Bottlers Japan
Holdings, Inc. 32,400 353,903
Broadline Retail 0.6%
Isetan Mitsukoshi Holdings Ltd. (a) 210,700 2,358,420
J Front Retailing Co. Ltd. 48,400 483,090
Takashimaya Co. Ltd. 144,400 2,106,524
4,948,034
Building Products 0.0%
†
Nichias Corp. 9,700 195,515
Capital Markets 0.6%
SBI Holdings, Inc. 241,000 4,783,419
Chemicals 0.1%
Air Water, Inc. 50,500 633,922
Nippon Paint Holdings Co. Ltd. 30,000 281,933
Nippon Sanso Holdings Corp. 13,300 240,076
1,155,931
Commercial Services & Supplies 0.4%
Toppan, Inc. 151,000 3,041,854
Construction & Engineering 0.6%
JGC Holdings Corp. 353,600 4,388,378
Consumer Staples Distribution & Retail 0.0%
†
H2O Retailing Corp. 31,300 351,830
Diversified Consumer Services 0.0%
†
Take And Give Needs Co. Ltd. 31,900 323,832
Diversified Telecommunication Services 0.5%
Nippon Telegraph & Telephone
Corp. 137,800 4,115,741
Electric Utilities 0.1%
Chubu Electric Power Co., Inc. 35,400 373,595
Shikoku Electric Power Co., Inc. * 44,700 254,052
627,647
Electrical Equipment 0.1%
Fujikura Ltd. 165,700 1,176,124
Electronic Equipment, Instruments & Components 0.1%
Canon Marketing Japan, Inc. 11,500 274,087
Citizen Watch Co. Ltd. (a) 26,500 156,300
430,387
Common Stocks
Shares Value ($)
JAPAN
Entertainment 0.0%
†
MIXI, Inc. 11,500 231,206
Financial Services 2.0%
Fuyo General Lease Co. Ltd. 7,600 517,092
Mitsubishi HC Capital, Inc. 1,255,400 6,488,497
ORIX Corp. 383,500 6,324,912
Tokyo Century Corp. 53,600 1,788,304
15,118,805
Food Products 0.2%
Itoham Yonekyu Holdings, Inc. 89,600 473,184
Nisshin Seifun Group, Inc. 31,800 372,120
Toyo Suisan Kaisha Ltd. 15,500 649,931
1,495,235
Gas Utilities 1.1%
Toho Gas Co. Ltd. 137,600 2,560,930
Tokyo Gas Co. Ltd. 326,700 6,151,903
8,712,833
Health Care Equipment & Supplies 0.1%
Jeol Ltd. 9,200 296,833
Menicon Co. Ltd. 10,700 227,638
524,471
Hotels, Restaurants & Leisure 0.4%
Heiwa Corp. (a) 41,500 823,374
Kyoritsu Maintenance Co. Ltd. (a) 4,800 193,756
Round One Corp. (a) 267,900 1,034,632
Saizeriya Co. Ltd. 7,100 176,891
Tokyotokeiba Co. Ltd. 23,800 727,773
2,956,426
Household Durables 0.0%
†
Sangetsu Corp. 15,600 263,139
Industrial Conglomerates 0.2%
Toshiba Corp. 58,900 1,973,654
IT Services 0.9%
Fujitsu Ltd. 37,600 5,082,206
Nomura Research Institute Ltd. 29,000 674,372
NSD Co. Ltd. 11,600 209,139
Obic Co. Ltd. 5,800 917,035
SCSK Corp. 39,400 575,751
7,458,503
Machinery 1.7%
Komatsu Ltd. 224,400 5,567,133
Mitsubishi Heavy Industries Ltd. 149,000 5,494,108
Nippon Thompson Co. Ltd. 41,400 182,282
Sumitomo Heavy Industries Ltd. 56,300 1,380,683
12,624,206
Marine Transportation 0.0%
†
NS United Kaiun Kaisha Ltd. (a) 5,200 161,875
Metals & Mining 1.5%
Daido Steel Co. Ltd. 6,600 259,846
JFE Holdings, Inc. 47,000 597,358
Kobe Steel Ltd. 641,400 5,117,385
Maruichi Steel Tube Ltd. 11,100 244,381
Nippon Steel Corp. (a) 257,600 6,079,506
12,298,476
Pharmaceuticals 2.8%
Astellas Pharma, Inc. 432,100 6,146,360
Otsuka Holdings Co. Ltd. 169,200 5,394,529
Santen Pharmaceutical Co. Ltd.
(a) 663,700 5,663,271

NVIT GS International Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Shionogi & Co. Ltd. 12,200 551,837
Sumitomo Pharma Co. Ltd. (a) 424,100 2,593,821
Taisho Pharmaceutical Holdings
Co. Ltd. 18,000 749,640
21,099,458
Real Estate Management & Development 0.2%
Daiwa House Industry Co. Ltd. 71,000 1,672,537
Ichigo, Inc. 94,100 197,367
1,869,904
Semiconductors & Semiconductor Equipment 1.4%
Mimasu Semiconductor Industry
Co. Ltd. 14,600 326,266
Miraial Co. Ltd. 42,900 531,770
Rohm Co. Ltd. 17,300 1,441,013
SCREEN Holdings Co. Ltd. (a) 56,000 4,961,208
Shibaura Mechatronics Corp. (a) 2,900 354,580
SUMCO Corp. 176,600 2,656,442
Ulvac, Inc. 2,600 113,397
Yamaichi Electronics Co. Ltd. (a) 64,000 953,519
11,338,195
Specialty Retail 0.1%
Aoyama Trading Co. Ltd. (a) 11,400 81,025
Honeys Holdings Co. Ltd. 35,600 445,805
Shimamura Co. Ltd. 1,400 142,394
669,224
Tobacco 0.8%
Japan Tobacco, Inc. 311,400 6,572,609
Trading Companies & Distributors 1.7%
Mitsubishi Corp. 158,500 5,698,418
MonotaRO Co. Ltd. 43,500 546,867
Sumitomo Corp. (a) 354,700 6,282,207
12,527,492
Transportation Infrastructure 0.1%
Kamigumi Co. Ltd. 38,800 814,518
Wireless Telecommunication Services 1.2%
KDDI Corp. 161,300 4,981,189
SoftBank Group Corp. 118,100 4,648,902
9,630,091
168,470,142
MALTA 0.1%
Hotels, Restaurants & Leisure 0.1%
Kambi Group plc * 32,765 585,714
NETHERLANDS 7.4%
Banks 1.0%
ABN AMRO Bank NV, CVA Reg.
S (b) 108,210 1,718,802
ING Groep NV 513,624 6,110,623
7,829,425
Beverages 1.4%
Heineken Holding NV 50,587 4,646,791
Heineken NV 63,707 6,858,363
11,505,154
Consumer Staples Distribution & Retail 0.5%
Koninklijke Ahold Delhaize NV 112,711 3,855,330
Oil, Gas & Consumable Fuels 1.4%
Shell plc 396,795 11,406,594
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services 0.4%
Wolters Kluwer NV 23,343 2,945,630
Semiconductors & Semiconductor Equipment 2.7%
ASML Holding NV 30,714 20,986,723
58,528,856
NORWAY 1.3%
Aerospace & Defense 0.2%
Kongsberg Gruppen ASA 33,875 1,368,172
Banks 0.3%
DNB Bank ASA 127,947 2,295,022
Energy Equipment & Services 0.1%
Aker Solutions ASA 103,660 378,976
Odfjell Drilling Ltd. * 92,370 234,941
613,917
Marine Transportation 0.1%
Hoegh Autoliners ASA 37,089 209,232
Stolt-Nielsen Ltd. 6,369 203,025
412,257
Oil, Gas & Consumable Fuels 0.6%
Equinor ASA 192,237 5,467,062
10,156,430
PORTUGAL 0.2%
Consumer Staples Distribution & Retail 0.2%
Jeronimo Martins SGPS SA 61,544 1,443,266
SINGAPORE 1.5%
Banks 0.5%
Oversea-Chinese Banking Corp.
Ltd. 383,800 3,578,785
Capital Markets 0.2%
Singapore Exchange Ltd. 251,400 1,782,714
Industrial REITs 0.0%
†
CapitaLand Ascendas REIT 103,500 223,466
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 59,000 194,689
Semiconductors & Semiconductor Equipment 0.8%
STMicroelectronics NV 115,110 6,156,328
11,935,982
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Anglo American plc 107,317 3,551,926
SPAIN 1.3%
Banks 0.2%
Bankinter SA (a) 332,796 1,889,837
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA * 22,750 1,523,264
Specialty Retail 0.9%
Industria de Diseno Textil SA 196,381 6,595,037
10,008,138
SWEDEN 6.3%
Aerospace & Defense 0.6%
Saab AB
, Class B
(a) 79,025 4,805,986

16 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
SWEDEN
Banks 1.4%
Skandinaviska Enskilda Banken
AB
, Class A
*(a) 400,652 4,418,639
Swedbank AB
, Class A
(a) 417,595 6,853,325
11,271,964
Biotechnology 0.3%
Swedish Orphan Biovitrum AB * 111,238 2,592,668
Electronic Equipment, Instruments & Components 0.5%
Hexagon AB
, Class B
323,960 3,727,901
Financial Services 0.6%
Investor AB
, Class B
258,970 5,158,946
Hotels, Restaurants & Leisure 1.0%
Evolution AB Reg. S (a)(b) 61,911 8,307,031
Machinery 0.9%
Atlas Copco AB
, Class B
39,285 451,699
Epiroc AB
, Class B
131,103 2,234,784
Volvo AB
, Class B
(a) 199,114 4,106,935
6,793,418
Metals & Mining 0.7%
SSAB AB
, Class A
103,046 759,932
SSAB AB
, Class B
629,215 4,496,727
5,256,659
Specialty Retail 0.3%
H & M Hennes & Mauritz AB
, Class
B
163,311 2,331,875
50,246,448
SWITZERLAND 4.9%
Electrical Equipment 0.1%
ABB Ltd. (Registered) 23,609 809,601
Food Products 0.8%
Chocoladefabriken Lindt &
Spruengli AG 335 3,963,338
Chocoladefabriken Lindt &
Spruengli AG (Registered) 23 2,715,524
6,678,862
Health Care Equipment & Supplies 1.1%
Alcon, Inc. 40,236 2,854,799
Sonova Holding AG (Registered) 18,945 5,586,567
8,441,366
Insurance 0.2%
Baloise Holding AG (Registered) 11,723 1,829,224
Pharmaceuticals 1.0%
Novartis AG (Registered) 89,313 8,199,369
Professional Services 0.1%
DKSH Holding AG 7,372 593,922
Textiles, Apparel & Luxury Goods 1.6%
Cie Financiere Richemont SA
(Registered) 68,710 11,014,274
Swatch Group AG (The) 3,904 1,342,359
12,356,633
38,908,977
UNITED KINGDOM 8.4%
Banks 0.5%
NatWest Group plc 519,161 1,696,299
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
Standard Chartered plc 312,001 2,373,936
4,070,235
Broadline Retail 0.6%
Next plc 56,853 4,620,126
Distributors 0.3%
Inchcape plc 236,888 2,271,252
Diversified Consumer Services 0.1%
Pearson plc 105,800 1,104,142
Electric Utilities 0.3%
SSE plc 110,587 2,463,278
Hotels, Restaurants & Leisure 1.0%
Compass Group plc 320,486 8,058,282
Household Products 0.0%
†
Reckitt Benckiser Group plc 4,132 313,927
Industrial Conglomerates 0.6%
CK Hutchison Holdings Ltd. 70,000 434,661
Melrose Industries plc 739,093 1,523,357
Smiths Group plc 144,463 3,061,533
5,019,551
Insurance 0.6%
Aviva plc 905,074 4,523,969
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg. S (b) 24,240 184,751
Media 0.3%
Informa plc 299,444 2,558,923
Multi-Utilities 0.0%
†
Centrica plc 240,897 315,701
Oil, Gas & Consumable Fuels 1.0%
BP plc, ADR 207,662 7,878,696
Pharmaceuticals 0.9%
AstraZeneca plc, ADR 102,894 7,141,873
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 13,588 434,785
Tobacco 2.1%
British American Tobacco plc 256,345 8,983,546
Imperial Brands plc 306,593 7,050,767
16,034,313
66,993,804
UNITED STATES 7.4%
Automobiles 0.7%
Stellantis NV 308,809 5,619,073
Biotechnology 0.3%
CSL Ltd. (a) 14,116 2,723,661
Electrical Equipment 0.6%
Schneider Electric SE 26,950 4,505,203
Energy Equipment & Services 0.6%
Tenaris SA 309,419 4,400,556
Food Products 0.8%
Nestle SA (Registered) 53,473 6,527,813
Pharmaceuticals 3.7%
GSK plc, ADR 272,095 9,681,140

NVIT GS International Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals
Roche Holding AG 21,786 6,234,878
Sanofi 121,229 13,202,100
29,118,118
Professional Services 0.5%
Computershare Ltd. 260,977 3,782,817
Textiles, Apparel & Luxury Goods 0.2%
Samsonite International SA Reg.
S *(b) 645,600 1,984,291
58,661,532
Total Common Stocks
(cost $712,423,400) 779,609,942
Repurchase Agreements 2.3%
Principal
Amount ($)
Bank of America NA, 4.82%,
dated 3/31/2023, due
4/3/2023, repurchase price
$1,000,402, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
7/20/2049; total market value
$1,020,000.(c) 1,000,000 1,000,000
BofA Securities, Inc., 4.82%,
dated 3/31/2023, due
4/3/2023, repurchase price
$5,002,009, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
3/31/2025 - 9/30/2025; total
market value $5,100,006.(c) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023, due
4/3/2023, repurchase price
$10,365,077, collateralized
by U.S. Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $10,568,142.(c) 10,360,923 10,360,923
MetLife, Inc., 4.80%, dated
3/31/2023, due 4/3/2023,
repurchase price $500,201,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
8/15/2032 - 2/15/2051; total
market value $510,272.(c) 500,000 500,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.83%, dated
3/31/2023, due 4/3/2023,
repurchase price $1,800,725,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
7/16/2023 - 2/20/2073; total
market value $1,836,000.(c) 1,800,000 1,800,000
Total Repurchase Agreements
(cost $18,660,923) 18,660,923
Total Investments
(cost $731,084,323) — 100.4% 798,270,865
Liabilities in excess of other assets — (0.4)% (3,480,336)
NET ASSETS — 100.0%
$ 794,790,529
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $52,293,929, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $18,660,923 and by $36,868,229 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.50%, and maturity
dates ranging from 4/27/2023 – 11/15/2052, a total value of
$55,529,152.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $14,738,489 which represents 1.85% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $18,660,923.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

18 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS International Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 19
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 43,493,950 $ – $ 43,493,950
Air Freight & Logistics – 129,426 – 129,426
Automobile Components – 4,941,395 – 4,941,395
Automobiles – 23,595,186 – 23,595,186
Banks – 74,786,709 – 74,786,709
Beverages – 11,859,057 – 11,859,057
Biotechnology – 9,671,920 – 9,671,920
Broadline Retail – 9,568,160 – 9,568,160
Building Products – 718,374 – 718,374
Capital Markets – 16,027,139 – 16,027,139
Chemicals – 3,939,111 – 3,939,111
Commercial Services & Supplies – 3,041,854 – 3,041,854
Communications Equipment – 978,682 – 978,682
Construction & Engineering – 16,234,062 – 16,234,062
Construction Materials – 723,919 – 723,919
Consumer Staples Distribution & Retail – 9,606,514 – 9,606,514
Distributors – 6,366,781 – 6,366,781
Diversified Consumer Services – 1,427,974 – 1,427,974
Diversified Telecommunication Services – 5,377,805 – 5,377,805
Electric Utilities – 3,090,925 – 3,090,925
Electrical Equipment – 14,585,705 – 14,585,705
Electronic Equipment, Instruments &
Components – 4,158,288 – 4,158,288
Energy Equipment & Services – 5,014,473 – 5,014,473
Entertainment – 231,206 – 231,206
Financial Services – 27,095,128 – 27,095,128
Food Products – 14,701,910 – 14,701,910
Gas Utilities – 8,712,833 – 8,712,833
Ground Transportation – 390,988 – 390,988
Health Care Equipment & Supplies – 20,263,917 – 20,263,917
Hotels, Restaurants & Leisure – 22,407,665 – 22,407,665
Household Durables – 263,139 – 263,139
Household Products – 313,927 – 313,927
Industrial Conglomerates – 8,561,790 – 8,561,790
Industrial REITs – 1,554,277 – 1,554,277
Insurance – 12,413,963 – 12,413,963
Interactive Media & Services – 184,751 – 184,751
IT Services – 9,932,522 – 9,932,522
Machinery – 23,308,268 – 23,308,268
Marine Transportation – 3,928,939 – 3,928,939
Media – 6,894,350 – 6,894,350
Metals & Mining – 41,206,541 – 41,206,541
Multi-Utilities – 12,596,520 – 12,596,520
Office REITs – 993,680 – 993,680
Oil, Gas & Consumable Fuels 7,878,696 19,812,598 – 27,691,294
Passenger Airlines – 7,243,222 – 7,243,222
Personal Care Products – 5,901,068 – 5,901,068
Pharmaceuticals 16,823,013 66,160,725 – 82,983,738
Professional Services – 7,322,369 – 7,322,369
Real Estate Management & Development – 2,505,254 – 2,505,254
Retail REITs – 1,712,065 – 1,712,065
Semiconductors & Semiconductor
Equipment – 49,442,194 – 49,442,194
Software – 15,451,958 – 15,451,958
Specialty Retail – 9,888,963 – 9,888,963

20 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Level 1 Level 2 Level 3 Total
Assets:
Textiles, Apparel & Luxury Goods $ – $ 37,116,006 $ – $ 37,116,006
Tobacco – 22,606,922 – 22,606,922
Trading Companies & Distributors – 14,006,557 – 14,006,557
Transportation Infrastructure – 814,518 – 814,518
Wireless Telecommunication Services – 9,630,091 – 9,630,091
Total Common Stocks $ 24,701,709 $ 754,908,233 $ – $ 779,609,942
Repurchase Agreements – 18,660,923 – 18,660,923
Total $ 24,701,709 $ 773,569,156 $ – $ 798,270,865
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Large Cap Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 21
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 3.3%
General Dynamics Corp. 117,150 26,734,801
Howmet Aerospace, Inc. 442,402 18,744,573
Lockheed Martin Corp. 67,798 32,050,149
Textron, Inc.(a) 19,160 1,353,271
78,882,794
Automobiles 1.8%
General Motors Co. 724,966 26,591,753
Tesla, Inc.* 82,736 17,164,410
43,756,163
Banks 2.4%
Citigroup, Inc. 636,415 29,841,499
East West Bancorp, Inc. 128,690 7,142,295
JPMorgan Chase & Co. 107,829 14,051,197
US Bancorp 163,374 5,889,633
56,924,624
Beverages 0.6%
PepsiCo, Inc. 84,377 15,381,927
Biotechnology 4.5%
AbbVie, Inc. 86,062 13,715,701
BioMarin Pharmaceutical, Inc.* 30,118 2,928,674
Gilead Sciences, Inc. 368,953 30,612,030
Incyte Corp.* 322,815 23,329,840
Moderna , Inc.*(a) 28,489 4,375,341
Neurocrine Biosciences, Inc.* 11,908 1,205,328
Vertex Pharmaceuticals, Inc.* 100,114 31,542,918
107,709,832
Broadline Retail 2.2%
Amazon.com, Inc.* 369,531 38,168,857
eBay, Inc. 19,322 857,317
Macy's, Inc.(a) 671,573 11,745,812
Ollie's Bargain Outlet
Holdings, Inc.* 13,428 778,018
51,550,004
Building Products 1.5%
Johnson Controls International
plc 438,920 26,431,762
Lennox International, Inc. 15,802 3,970,727
Trane Technologies plc(a) 28,148 5,178,669
35,581,158
Capital Markets 5.0%
Bank of New York Mellon
Corp. (The) 530,042 24,085,108
CME Group, Inc. 156,096 29,895,506
Invesco Ltd. 285,423 4,680,937
MarketAxess Holdings, Inc. 27,369 10,709,216
Moody's Corp. 27,558 8,433,299
MSCI, Inc. 27,282 15,269,463
S&P Global, Inc. 54,240 18,700,325
Stifel Financial Corp.(a) 120,603 7,126,431
118,900,285
Chemicals 1.5%
Axalta Coating Systems
Ltd.*(a) 62,245 1,885,401
Element Solutions, Inc. 176,728 3,412,618
Mosaic Co. (The) 94,208 4,322,263
Common Stocks
Shares Value ($)
Chemicals
Sherwin-Williams Co. (The) 121,366 27,279,436
36,899,718
Commercial Services & Supplies 1.0%
Cintas Corp. 39,647 18,343,874
Republic Services, Inc. 45,797 6,192,670
24,536,544
Communications Equipment 0.2%
Arista Networks, Inc.* 26,952 4,524,163
Construction Materials 0.2%
Eagle Materials, Inc.(a) 16,896 2,479,488
Martin Marietta Materials, Inc. 6,528 2,317,832
4,797,320
Consumer Finance 1.1%
Capital One Financial Corp. 55,034 5,292,069
Synchrony Financial 730,421 21,240,643
26,532,712
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp. 77,903 38,707,664
Sysco Corp. 34,313 2,649,993
41,357,657
Distributors 1.0%
LKQ Corp. 417,997 23,725,510
Pool Corp. 3,137 1,074,234
24,799,744
Diversified Telecommunication Services 0.4%
Liberty Global plc, Class C*(a) 432,316 8,810,600
Electrical Equipment 1.7%
Acuity Brands, Inc.(a) 12,106 2,212,129
AMETEK, Inc. 197,111 28,646,142
nVent Electric plc 238,195 10,228,093
41,086,364
Electronic Equipment, Instruments & Components 0.5%
Teledyne Technologies, Inc.* 28,087 12,565,000
Entertainment 1.4%
Live Nation Entertainment,
Inc.*(a) 124,416 8,709,120
Netflix, Inc.* 69,677 24,072,010
32,781,130
Financial Services 3.8%
Berkshire Hathaway, Inc.,
Class B*(a) 192,589 59,465,705
PayPal Holdings, Inc.* 376,622 28,600,675
WEX, Inc.*(a) 9,958 1,831,177
89,897,557
Food Products 2.2%
Conagra Brands, Inc.(a) 58,373 2,192,490
General Mills, Inc. 227,668 19,456,507
Mondelez International, Inc.,
Class A 452,312 31,535,193
53,184,190
Ground Transportation 1.0%
CSX Corp. 106,888 3,200,227
Knight-Swift Transportation
Holdings, Inc. 252,391 14,280,283

22 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Ground Transportation
Ryder System, Inc. 59,667 5,324,683
22,805,193
Health Care Equipment & Supplies 1.8%
Boston Scientific Corp.* 566,952 28,364,609
Edwards Lifesciences Corp.* 120,519 9,970,537
Globus Medical, Inc., Class A* 64,669 3,662,852
Intuitive Surgical, Inc.* 3,005 767,687
42,765,685
Health Care Providers & Services 4.6%
Centene Corp.* 378,858 23,947,614
Cigna Group (The) 111,001 28,364,086
CVS Health Corp. 394,006 29,278,586
Elevance Health, Inc. 27,070 12,447,057
Guardant Health, Inc.* 44,383 1,040,338
Tenet Healthcare Corp.* 61,606 3,660,628
UnitedHealth Group, Inc. 8,586 4,057,658
Universal Health Services,
Inc., Class B 57,035 7,249,148
110,045,115
Health Care REITs 0.4%
Ventas, Inc. 204,269 8,855,061
Health Care Technology 0.4%
Veeva Systems, Inc., Class A* 48,071 8,834,969
Hotel & Resort REITs 1.4%
Host Hotels & Resorts, Inc.(a) 1,450,434 23,917,657
Park Hotels & Resorts, Inc. 809,356 10,003,640
33,921,297
Hotels, Restaurants & Leisure 3.3%
Airbnb, Inc., Class A* 27,196 3,383,183
Booking Holdings, Inc.* 12,448 33,017,200
Hilton Worldwide Holdings,
Inc. 169,774 23,916,063
Starbucks Corp. 107,480 11,191,892
Wyndham Hotels & Resorts,
Inc. 97,179 6,593,595
78,101,933
Industrial REITs 0.9%
First Industrial Realty Trust,
Inc. 32,738 1,741,662
Prologis, Inc. 154,829 19,318,014
21,059,676
Insurance 2.9%
Arch Capital Group Ltd.* 106,860 7,252,588
Chubb Ltd. 47,154 9,156,364
Marsh & McLennan Cos., Inc. 155,032 25,820,580
MetLife, Inc. 443,745 25,710,585
67,940,117
Interactive Media & Services 2.7%
Alphabet, Inc., Class A* 493,388 51,179,137
Meta Platforms, Inc., Class A* 29,114 6,170,421
TripAdvisor, Inc.*(a) 292,766 5,814,333
63,163,891
IT Services 3.2%
Accenture plc, Class A 35,406 10,119,389
Cloudflare , Inc., Class A*(a) 55,591 3,427,741
Gartner, Inc.*(a) 75,756 24,679,032
Common Stocks
Shares Value ($)
IT Services
MongoDB, Inc.* 22,520 5,249,862
Okta , Inc.* 86,681 7,475,369
Snowflake, Inc., Class A* 63,372 9,777,666
VeriSign, Inc.* 28,809 6,088,206
Wix.com Ltd.* 93,697 9,350,961
76,168,226
Life Sciences Tools & Services 1.7%
Danaher Corp. 23,712 5,976,373
IQVIA Holdings, Inc.* 111,234 22,123,330
Mettler -Toledo International,
Inc.* 3,226 4,936,458
QIAGEN NV* 139,194 6,393,180
39,429,341
Machinery 0.9%
Caterpillar, Inc. 11,452 2,620,676
Otis Worldwide Corp. 218,009 18,399,959
PACCAR, Inc. 20,120 1,472,784
22,493,419
Media 0.5%
Charter Communications, Inc.,
Class A* 2,110 754,557
News Corp., Class A(a) 88,551 1,529,276
Trade Desk, Inc. (The), Class
A* 153,395 9,343,289
11,627,122
Metals & Mining 0.2%
Nucor Corp. 16,459 2,542,422
United States Steel Corp.(a) 63,461 1,656,332
4,198,754
Oil, Gas & Consumable Fuels 4.4%
Antero Resources Corp.* 129,514 2,990,478
APA Corp. 18,028 650,090
Cheniere Energy, Inc. 35,804 5,642,710
Chevron Corp. 169,356 27,632,125
ConocoPhillips 12,564 1,246,474
Exxon Mobil Corp. 41,678 4,570,409
Hess Corp. 7,376 976,140
HF Sinclair Corp. 56,310 2,724,278
Kinder Morgan, Inc. 1,472,274 25,779,518
Marathon Petroleum Corp. 85,160 11,482,123
Phillips 66 76,920 7,798,150
Southwestern Energy Co.*(a) 151,459 757,295
Williams Cos., Inc. (The)(a) 457,982 13,675,342
105,925,132
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co. 114,864 7,961,224
Elanco Animal Health, Inc.* 1,417,354 13,323,128
Jazz Pharmaceuticals plc* 18,846 2,757,735
Johnson & Johnson 209,012 32,396,860
Merck & Co., Inc. 184,052 19,581,292
Organon & Co. 46,392 1,091,140
Royalty Pharma plc, Class A 487,646 17,569,885
94,681,264
Residential REITs 1.3%
Camden Property Trust 135,756 14,232,659

NVIT GS Large Cap Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Residential REITs
Mid-America Apartment
Communities, Inc. 106,150 16,032,896
30,265,555
Semiconductors & Semiconductor Equipment 4.3%
First Solar, Inc.*(a) 14,161 3,080,018
Microchip Technology, Inc. 327,306 27,421,697
Monolithic Power Systems,
Inc. 12,243 6,128,111
NVIDIA Corp. 102,539 28,482,258
NXP Semiconductors NV 108,840 20,295,939
ON Semiconductor Corp.* 219,607 18,078,048
103,486,071
Software 11.9%
Adobe, Inc.* 97,526 37,583,595
ANSYS, Inc.* 9,898 3,294,054
Autodesk, Inc.* 114,578 23,850,556
Cadence Design Systems,
Inc.* 14,065 2,954,916
Fortinet, Inc.* 267,818 17,799,184
HubSpot , Inc.* 17,623 7,555,861
Microsoft Corp. 385,462 111,128,695
NCR Corp.*(a) 206,310 4,866,853
Palo Alto Networks, Inc.*(a) 123,977 24,763,166
Salesforce, Inc.* 22,796 4,554,185
ServiceNow , Inc.* 66,538 30,921,539
Splunk , Inc.* 122,808 11,774,831
Zoom Video Communications,
Inc., Class A* 24,625 1,818,310
Zscaler , Inc.* 10,973 1,281,976
284,147,721
Specialized REITs 1.9%
Crown Castle, Inc. 82,802 11,082,220
CubeSmart 46,905 2,167,949
Iron Mountain, Inc.(a) 56,066 2,966,452
Lamar Advertising Co., Class A 40,130 4,008,586
National Storage Affiliates
Trust 116,529 4,868,581
SBA Communications Corp. 80,538 21,026,056
46,119,844
Specialty Retail 0.7%
CarMax, Inc.*(a) 104,094 6,691,162
Chewy, Inc., Class A*(a) 287,987 10,764,954
17,456,116
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. 791,204 130,469,540
Hewlett Packard Enterprise
Co.(a) 1,064,787 16,962,057
Pure Storage, Inc., Class A* 18,714 477,394
147,908,991
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica , Inc.* 14,616 5,323,001
Skechers USA, Inc., Class A* 19,215 913,097
6,236,098
Common Stocks
Shares Value ($)
Trading Companies & Distributors 0.2%
United Rentals, Inc.(a) 14,491 5,734,958
Total Common Stocks
(cost $2,122,075,826) 2,363,831,035
Repurchase Agreements 1.9%
Principal
Amount ($)
Bank of America NA,
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $5,002,009,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing  7/20/2049; total
market value $5,100,000.
(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $19,388,414,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072;
total market value
$19,768,257.(b) 19,380,645 19,380,645
Pershing LLC,
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $20,008,050,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$20,400,000.(b) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $44,380,645) 44,380,645
Total Investments
(cost $2,166,456,471) — 101.0% 2,408,211,680
Liabilities in excess of other assets — (1.0)% (23,166,769)
NET ASSETS — 100.0%
$ 2,385,044,911

24 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $81,431,643, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $44,380,645 and by $36,819,302 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 4/30/2023 – 11/15/2052, a total value of
$81,199,947.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $44,380,645.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 29 6/2023 USD 5,999,738 351,950
Net contracts 351,950
As of March 31, 2023, the Fund had $357,280 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT GS Large Cap Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,363,831,035 $ – $ – $ 2,363,831,035
Futures Contracts 351,950 – – 351,950
Repurchase Agreements – 44,380,645 – 44,380,645
Total $ 2,364,182,985 $ 44,380,645 $ – $ 2,408,563,630
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 351,950
Total $ 351,950
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Small Cap Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 27
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 1.2%
AeroVironment, Inc.* 1,214 111,275
Ducommun, Inc.* 1,799 98,423
Kratos Defense & Security
Solutions, Inc.* 35,998 485,253
Moog, Inc., Class A 1,754 176,716
National Presto Industries, Inc. 8,872 639,583
Triumph Group, Inc.* 90,268 1,046,206
2,557,456
Automobile Components 0.2%
Adient plc* 4,283 175,432
Luminar Technologies, Inc.*(a) 33,553 217,759
Modine Manufacturing Co.* 3,203 73,829
467,020
Banks 5.9%
Amalgamated Financial Corp. 27,039 478,320
Ameris Bancorp(a) 23,620 864,020
Associated Banc-Corp. 19,658 353,451
Axos Financial, Inc.* 22,543 832,287
BancFirst Corp. 4,381 364,061
Bank of NT Butterfield & Son
Ltd. (The) 41,514 1,120,878
BankUnited, Inc. 4,614 104,184
Business First Bancshares,
Inc. 11,137 190,777
Carter Bankshares, Inc.* 3,266 45,724
Central Pacific Financial Corp. 37,414 669,711
Esquire Financial Holdings,
Inc. 4,633 181,150
Financial Institutions, Inc. 4,495 86,664
First Bancorp 76,778 876,805
First Bancorp, Inc. (The) 9,677 250,537
Glacier Bancorp, Inc. 8,015 336,710
Guaranty Bancshares, Inc. 9,711 270,646
Hancock Whitney Corp. 16,781 610,828
Hanmi Financial Corp. 18,326 340,314
Home Bancorp, Inc. 8,503 280,854
Hope Bancorp, Inc. 73,438 721,161
Independent Bank Corp. 1,629 28,947
International Bancshares Corp. 20,146 862,652
Luther Burbank Corp. 6,483 61,459
Macatawa Bank Corp. 10,961 112,021
Metrocity Bankshares, Inc.(a) 3,764 64,327
National Bank Holdings Corp.,
Class A 5,798 194,001
Northeast Bank 7,614 256,287
Peoples Financial Services
Corp. 582 25,230
Renasant Corp. 5,418 165,682
Seacoast Banking Corp. of
Florida(a) 12,544 297,293
SouthState Corp.(a) 399 28,433
TrustCo Bank Corp. 21,343 681,695
UMB Financial Corp. 15,146 874,227
Veritex Holdings, Inc. 21,030 384,008
13,015,344
Beverages 1.4%
Celsius Holdings, Inc.*(a) 2,392 222,312
Coca-Cola Consolidated, Inc. 2,363 1,264,394
Common Stocks
Shares Value ($)
Beverages
National Beverage Corp.*(a) 4,348 229,227
Primo Water Corp. 93,550 1,435,993
3,151,926
Biotechnology 5.5%
2seventy bio, Inc.* 1,937 19,757
ACADIA Pharmaceuticals,
Inc.* 19,630 369,437
ALX Oncology Holdings, Inc.* 15,096 68,234
Amicus Therapeutics, Inc.* 79,650 883,319
Apellis Pharmaceuticals,
Inc.*(a) 4,420 291,543
Aurinia Pharmaceuticals,
Inc.*(a) 79,369 869,884
Avid Bioservices, Inc.*(a) 2,326 43,636
Beam Therapeutics, Inc.*(a) 7,385 226,129
BioCryst Pharmaceuticals,
Inc.* 5,226 43,585
Biohaven Ltd.*(a) 16,026 218,915
CareDx, Inc.* 46,145 421,765
Catalyst Pharmaceuticals,
Inc.*(a) 37,727 625,514
Celldex Therapeutics, Inc.* 2,491 89,626
Deciphera Pharmaceuticals,
Inc.*(a) 15,441 238,563
Denali Therapeutics, Inc.*(a) 11,127 256,366
Eagle Pharmaceuticals, Inc.* 12,168 345,206
Enanta Pharmaceuticals, Inc.* 7,381 298,488
Erasca, Inc.*(a) 14,683 44,196
Generation Bio Co.*(a) 12,633 54,322
Gossamer Bio, Inc.*(a) 41,180 51,887
Halozyme Therapeutics,
Inc.*(a) 2,341 89,403
Heron Therapeutics, Inc.*(a) 9,836 14,852
IGM Biosciences, Inc.*(a) 9,549 131,203
ImmunoGen, Inc.*(a) 28,266 108,541
Intellia Therapeutics, Inc.*(a) 3,180 118,519
Intercept Pharmaceuticals,
Inc.* 16,671 223,892
Iovance Biotherapeutics, Inc.* 85,449 522,093
iTeos Therapeutics, Inc.* 5,372 73,113
KalVista Pharmaceuticals,
Inc.*(a) 12,369 97,220
Karuna Therapeutics, Inc.*(a) 1,400 254,296
Kiniksa Pharmaceuticals Ltd.,
Class A*(a) 27,309 293,845
Kodiak Sciences, Inc.* 24,437 151,509
Madrigal Pharmaceuticals,
Inc.* 843 204,225
MeiraGTx Holdings plc* 8,375 43,299
Myriad Genetics, Inc.* 7,687 178,569
Nurix Therapeutics, Inc.* 9,417 83,623
PepGen, Inc.* 1,709 20,901
PMV Pharmaceuticals, Inc.* 26,583 126,801
Praxis Precision Medicines,
Inc.*(a) 46,645 37,736
Prometheus Biosciences,
Inc.*(a) 2,719 291,803
PTC Therapeutics, Inc.* 13,426 650,355
Rallybio Corp.* 4,937 28,190

28 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
RAPT Therapeutics, Inc.* 883 16,203
Recursion Pharmaceuticals,
Inc., Class A* 4,272 28,494
REGENXBIO, Inc.* 3,803 71,915
Replimune Group, Inc.* 7,337 129,571
Sage Therapeutics, Inc.*(a) 7,125 298,965
Sana Biotechnology, Inc.*(a) 26,453 86,501
SpringWorks Therapeutics,
Inc.*(a) 812 20,901
Sutro Biopharma, Inc.* 98,534 455,227
Twist Bioscience Corp.* 8,003 120,685
Vanda Pharmaceuticals, Inc.* 91,219 619,377
Veracyte, Inc.*(a) 18,945 422,474
Vericel Corp.* 15,680 459,738
Vir Biotechnology, Inc.* 1,913 44,516
Viridian Therapeutics, Inc.* 6,957 176,986
12,155,913
Building Products 1.2%
CSW Industrials, Inc. 1,704 236,737
Griffon Corp. 15,021 480,822
Simpson Manufacturing Co.,
Inc.(a) 13,308 1,459,089
Zurn Elkay Water Solutions
Corp. 20,828 444,886
2,621,534
Capital Markets 0.8%
Hamilton Lane, Inc., Class A 2,976 220,164
Oppenheimer Holdings, Inc.,
Class A 11,838 463,458
PJT Partners, Inc., Class A 8,979 648,194
StoneX Group, Inc.* 4,770 493,838
1,825,654
Chemicals 2.0%
Aspen Aerogels, Inc.* 6,671 49,699
HB Fuller Co. 17,028 1,165,567
Innospec, Inc. 12,464 1,279,679
Livent Corp.*(a) 5,710 124,021
LSB Industries, Inc.* 21,214 219,141
Minerals Technologies, Inc. 20,183 1,219,457
Orion Engineered Carbons SA 3,204 83,592
Tronox Holdings plc 12,959 186,350
4,327,506
Commercial Services & Supplies 1.0%
Brady Corp., Class A 20,529 1,103,023
BrightView Holdings, Inc.* 27,421 154,106
Deluxe Corp. 6,521 104,336
Ennis, Inc. 33,958 716,174
HNI Corp. 3,475 96,744
2,174,383
Communications Equipment 1.0%
Clearfield, Inc.* 3,463 161,307
Extreme Networks, Inc.* 5,319 101,699
Harmonic, Inc.*(a) 48,650 709,803
NetScout Systems, Inc.* 26,100 747,765
Viavi Solutions, Inc.*(a) 39,323 425,868
2,146,442
Common Stocks
Shares Value ($)
Construction & Engineering 1.3%
Arcosa, Inc. 7,966 502,734
Comfort Systems USA, Inc. 8,527 1,244,601
Dycom Industries, Inc.*(a) 10,463 979,860
Great Lakes Dredge & Dock
Corp.* 8,018 43,538
Northwest Pipe Co.* 5,758 179,822
Tutor Perini Corp.* 5,055 31,190
2,981,745
Construction Materials 0.4%
Summit Materials, Inc., Class
A* 32,920 937,891
Consumer Finance 0.5%
EZCORP, Inc., Class A*(a) 71,001 610,609
FirstCash Holdings, Inc. 328 31,281
Regional Management Corp. 11,818 308,332
World Acceptance Corp.*(a) 1,632 135,929
1,086,151
Consumer Staples Distribution & Retail 0.5%
Chefs' Warehouse, Inc. (The)* 9,888 336,687
PriceSmart, Inc.(a) 11,209 801,219
1,137,906
Diversified Consumer Services 0.8%
Coursera, Inc.* 25,134 289,543
Duolingo, Inc.* 4,737 675,449
Graham Holdings Co., Class B 106 63,159
Laureate Education, Inc.,
Class A(a) 58,597 689,101
Stride, Inc.* 2,307 90,550
1,807,802
Diversified Telecommunication Services 0.4%
Globalstar, Inc.*(a) 142,891 165,753
IDT Corp., Class B* 2,312 78,793
Iridium Communications, Inc. 8,048 498,413
Ooma, Inc.* 2,692 33,677
776,636
Electrical Equipment 2.6%
Array Technologies, Inc.* 16,150 353,362
Atkore, Inc.* 11,909 1,672,976
Bloom Energy Corp., Class A* 18,465 368,008
Encore Wire Corp.(a) 9,348 1,732,465
FTC Solar, Inc.* 26,864 60,444
Powell Industries, Inc. 22,286 949,161
Shoals Technologies Group,
Inc., Class A*(a) 4,408 100,458
Thermon Group Holdings, Inc.* 11,183 278,680
Vicor Corp.* 5,484 257,419
5,772,973
Electronic Equipment, Instruments & Components 2.5%
Advanced Energy Industries,
Inc. 9,802 960,596
Belden, Inc. 12,024 1,043,322
Benchmark Electronics, Inc. 4,283 101,464
CTS Corp. 1,943 96,101
ePlus, Inc.* 8,541 418,851
Fabrinet*(a) 10,557 1,253,749
nLight, Inc.* 5,609 57,100
PC Connection, Inc. 4,534 203,849

NVIT GS Small Cap Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Sanmina Corp.* 6,723 410,036
TTM Technologies, Inc.* 42,023 566,890
Vishay Precision Group, Inc.* 9,372 391,375
5,503,333
Energy Equipment & Services 1.3%
Borr Drilling Ltd.*(a) 5,853 44,366
Cactus, Inc., Class A 5,535 228,208
DMC Global, Inc.* 1,708 37,525
Dril-Quip, Inc.*(a) 19,724 565,881
Nabors Industries Ltd.*(a) 3,095 377,311
NexTier Oilfield Solutions, Inc.* 42,823 340,443
Oil States International, Inc.* 5,248 43,716
Patterson-UTI Energy, Inc. 6,207 72,622
RPC, Inc.(a) 78,427 603,104
Tidewater, Inc.* 13,550 597,284
2,910,460
Entertainment 0.0%
†
IMAX Corp.* 2,203 42,254
Financial Services 2.3%
Alerus Financial Corp. 1,188 19,067
A-Mark Precious Metals, Inc.
(a) 30,600 1,060,290
Banco Latinoamericano de
Comercio Exterior SA, Class
E 44,017 765,016
EVERTEC, Inc. 38,734 1,307,273
I3 Verticals, Inc., Class A* 11,360 278,661
Merchants Bancorp 23,279 606,185
NMI Holdings, Inc., Class A*(a) 8,907 198,893
PennyMac Financial Services,
Inc.(a) 3,659 218,113
Radian Group, Inc. 17,595 388,850
Repay Holdings Corp.* 7,532 49,485
StoneCo Ltd., Class A* 31,332 298,907
5,190,740
Food Products 1.0%
B&G Foods, Inc. 7,055 109,564
Hostess Brands, Inc.* 2,818 70,112
John B Sanfilippo & Son, Inc. 15,039 1,457,580
SunOpta, Inc.* 61,019 469,846
2,107,102
Gas Utilities 0.4%
Northwest Natural Holding Co. 10,382 493,768
ONE Gas, Inc. 4,572 362,239
856,007
Ground Transportation 0.5%
Marten Transport Ltd. 50,355 1,054,937
Health Care Equipment & Supplies 2.7%
AngioDynamics, Inc.* 14,660 151,584
Artivion, Inc.* 13,551 177,518
AtriCure, Inc.*(a) 11,265 466,934
Inari Medical, Inc.*(a) 276 17,040
Inspire Medical Systems, Inc.* 3,606 844,057
iRadimed Corp. 2,682 105,537
Lantheus Holdings, Inc.* 5,222 431,128
LeMaitre Vascular, Inc.(a) 10,785 555,104
LivaNova plc* 9,841 428,871
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
NuVasive, Inc.* 12,180 503,156
Shockwave Medical, Inc.* 4,364 946,246
Surmodics, Inc.* 12,923 294,386
TransMedics Group, Inc.* 1,736 131,467
Utah Medical Products, Inc. 4,944 468,543
Varex Imaging Corp.*(a) 30,789 560,052
6,081,623
Health Care Providers & Services 3.4%
Addus HomeCare Corp.* 1,835 195,905
Alignment Healthcare, Inc.* 24,840 157,982
AMN Healthcare Services,
Inc.* 6,210 515,181
Apollo Medical Holdings, Inc.* 884 32,239
Brookdale Senior Living, Inc.* 8,960 26,432
Cano Health, Inc.*(a) 31,537 28,699
Community Health Systems,
Inc.*(a) 42,669 209,078
CorVel Corp.* 151 28,732
Ensign Group, Inc. (The)(a) 15,111 1,443,705
HealthEquity, Inc.* 7,969 467,860
Hims & Hers Health, Inc.* 69,511 689,549
Joint Corp. (The)* 35,667 600,276
National HealthCare Corp. 8,938 519,030
Option Care Health, Inc.* 11,678 371,010
Patterson Cos., Inc. 7,905 211,617
Pediatrix Medical Group, Inc.* 8,537 127,287
Pennant Group, Inc. (The)* 33,400 476,952
PetIQ, Inc.* 3,360 38,438
Progyny, Inc.* 19,058 612,143
Select Medical Holdings Corp.
(a) 20,009 517,233
Surgery Partners, Inc.*(a) 10,026 345,596
7,614,944
Health Care REITs 0.2%
Community Healthcare Trust,
Inc. 8,611 315,163
Universal Health Realty
Income Trust 1,455 70,000
385,163
Health Care Technology 0.5%
Health Catalyst, Inc.* 46,840 546,623
HealthStream, Inc.* 6,222 168,616
Phreesia, Inc.* 13,646 440,629
1,155,868
Hotel & Resort REITs 2.8%
Apple Hospitality REIT, Inc. 60,289 935,685
Chatham Lodging Trust 102,655 1,076,851
DiamondRock Hospitality Co. 149,633 1,216,516
RLJ Lodging Trust(a) 127,150 1,347,790
Ryman Hospitality Properties,
Inc. 12,078 1,083,759
Service Properties Trust 15,675 156,123
Summit Hotel Properties, Inc. 12,076 84,532
Xenia Hotels & Resorts, Inc. 15,963 208,956
6,110,212
Hotels, Restaurants & Leisure 4.5%
Chuy's Holdings, Inc.* 10,356 371,263

30 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Dave & Buster's
Entertainment, Inc.* 20,923 769,757
Everi Holdings, Inc.* 58,891 1,009,981
First Watch Restaurant Group,
Inc.* 41,142 660,741
Golden Entertainment, Inc.* 2,960 128,790
International Game
Technology plc 55,728 1,493,510
Monarch Casino & Resort, Inc. 4,589 340,274
Noodles & Co., Class A* 7,211 34,973
Portillo's, Inc., Class A*(a) 42,819 915,042
Red Rock Resorts, Inc., Class
A(a) 20,907 931,825
Sabre Corp.*(a) 115,764 496,628
Shake Shack, Inc., Class A* 1,588 88,118
Texas Roadhouse, Inc. 8,507 919,266
Wingstop, Inc. 9,329 1,712,618
9,872,786
Household Durables 2.3%
Dream Finders Homes, Inc.,
Class A*(a) 7,951 105,351
GoPro, Inc., Class A* 63,457 319,189
Installed Building Products,
Inc. 8,267 942,686
Landsea Homes Corp.* 4,723 28,621
LGI Homes, Inc.*(a) 13,250 1,510,897
M/I Homes, Inc.* 23,650 1,492,079
Meritage Homes Corp. 6,389 745,980
5,144,803
Independent Power and Renewable Electricity Producers
0.0%
†
Montauk Renewables, Inc.* 11,661 91,772
Industrial REITs 1.6%
LXP Industrial Trust(a) 132,521 1,366,291
STAG Industrial, Inc.(a) 46,437 1,570,499
Terreno Realty Corp. 9,446 610,212
3,547,002
Insurance 4.8%
American Equity Investment
Life Holding Co. 38,489 1,404,464
AMERISAFE, Inc. 16,326 799,158
BRP Group, Inc., Class A*(a) 22,886 582,677
CNO Financial Group, Inc. 70,377 1,561,666
Crawford & Co., Class A 21,504 179,773
Employers Holdings, Inc. 34,722 1,447,560
Genworth Financial, Inc.,
Class A* 16,232 81,485
Goosehead Insurance, Inc.,
Class A*(a) 29,620 1,546,164
Investors Title Co. 530 80,030
James River Group Holdings
Ltd. 1,508 31,140
Kinsale Capital Group, Inc.(a) 3,071 921,761
Palomar Holdings, Inc.* 18,486 1,020,427
Stewart Information Services
Corp. 20,729 836,415
Common Stocks
Shares Value ($)
Insurance
Tiptree, Inc. 2,267 33,030
10,525,750
Interactive Media & Services 0.8%
Bumble, Inc., Class A* 14,618 285,782
DHI Group, Inc.* 18,289 70,961
Shutterstock, Inc. 14,947 1,085,152
Vimeo, Inc.* 106,000 405,980
1,847,875
IT Services 0.4%
Brightcove, Inc.* 26,489 117,876
Fastly, Inc., Class A* 25,657 455,668
Perficient, Inc.* 2,119 152,971
Squarespace, Inc., Class A* 6,278 199,452
925,967
Leisure Products 0.6%
Acushnet Holdings Corp. 14,108 718,661
Malibu Boats, Inc., Class A*(a) 5,011 282,871
Sturm Ruger & Co., Inc. 1,807 103,794
Topgolf Callaway Brands
Corp.*(a) 9,551 206,493
1,311,819
Life Sciences Tools & Services 1.2%
Adaptive Biotechnologies
Corp.*(a) 56,839 501,889
CryoPort, Inc.* 14,006 336,144
Medpace Holdings, Inc.* 8,567 1,611,024
NanoString Technologies, Inc.* 22,787 225,591
2,674,648
Machinery 3.5%
Chart Industries, Inc.*(a) 3,457 433,508
CIRCOR International, Inc.* 5,782 179,936
Columbus McKinnon Corp. 14,986 556,880
Douglas Dynamics, Inc. 7,554 240,897
Enerpac Tool Group Corp. 5,761 146,905
Franklin Electric Co., Inc. 11,822 1,112,450
Kennametal, Inc. 2,924 80,644
Manitowoc Co., Inc. (The)* 7,824 133,712
Miller Industries, Inc. 3,950 139,633
Mueller Industries, Inc.(a) 24,460 1,797,321
RBC Bearings, Inc.* 2,359 549,010
Titan International, Inc.* 15,294 160,281
Wabash National Corp. 26,885 661,102
Watts Water Technologies,
Inc., Class A 9,327 1,569,921
7,762,200
Marine Transportation 1.3%
Costamare, Inc.(a) 130,394 1,227,008
Eneti, Inc. 41,960 392,326
Genco Shipping & Trading Ltd.
(a) 15,557 243,623
Golden Ocean Group Ltd.(a) 37,393 355,981
Safe Bulkers, Inc. 195,445 721,192
2,940,130
Media 1.8%
Clear Channel Outdoor
Holdings, Inc.* 25,215 30,258
Daily Journal Corp.* 709 202,036

NVIT GS Small Cap Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Media
EW Scripps Co. (The), Class
A*(a) 57,626 542,261
Gray Television, Inc. 62,972 549,116
Magnite, Inc.*(a) 16,556 153,308
Sinclair Broadcast Group, Inc.,
Class A(a) 47,073 807,773
TechTarget, Inc.*(a) 26,708 964,693
Thryv Holdings, Inc.*(a) 32,863 757,821
4,007,266
Metals & Mining 2.4%
ATI, Inc.*(a) 21,293 840,222
Carpenter Technology Corp. 28,485 1,274,989
Coeur Mining, Inc.* 138,704 553,429
Commercial Metals Co. 9,106 445,283
Constellium SE* 50,076 765,161
Haynes International, Inc. 15,462 774,492
Materion Corp. 616 71,456
Warrior Met Coal, Inc.(a) 15,212 558,432
5,283,464
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Arbor Realty Trust, Inc. 8,993 103,330
ARMOUR Residential REIT,
Inc. 86,348 453,327
BrightSpire Capital, Inc. 45,278 267,140
KKR Real Estate Finance
Trust, Inc. 8,109 92,362
MFA Financial, Inc. 52,078 516,614
Nexpoint Real Estate Finance,
Inc.(a) 29,435 461,246
1,894,019
Office REITs 0.6%
City Office REIT, Inc. 12,095 83,455
Equity Commonwealth 55,021 1,139,485
1,222,940
Oil, Gas & Consumable Fuels 6.7%
Arch Resources, Inc. 787 103,459
Ardmore Shipping Corp. 71,345 1,060,900
Chord Energy Corp.(a) 4,878 656,579
Civitas Resources, Inc. 9,893 676,088
Comstock Resources, Inc.(a) 36,632 395,259
CONSOL Energy, Inc.(a) 4,495 261,924
DHT Holdings, Inc. 115,886 1,252,728
Dorian LPG Ltd. 8,662 172,720
Equitrans Midstream Corp.(a) 75,567 436,777
Frontline plc 46,726 773,782
Golar LNG Ltd.*(a) 59,783 1,291,313
International Seaways, Inc. 31,099 1,296,206
Kosmos Energy Ltd.* 39,738 295,651
Nordic American Tankers Ltd. 170,698 675,964
PBF Energy, Inc., Class A 8,863 384,300
Peabody Energy Corp.*(a) 17,361 444,442
Scorpio Tankers, Inc. 28,521 1,606,017
SFL Corp. Ltd. 131,494 1,249,193
Teekay Corp.* 96,750 597,915
Teekay Tankers Ltd., Class A* 30,244 1,298,375
14,929,592
Personal Care Products 1.1%
Beauty Health Co. (The)*(a) 49,207 621,485
Common Stocks
Shares Value ($)
Personal Care Products
elf Beauty, Inc.* 22,401 1,844,722
2,466,207
Pharmaceuticals 1.4%
Amneal Pharmaceuticals, Inc.* 42,185 58,637
Amphastar Pharmaceuticals,
Inc.* 10,234 383,775
Axsome Therapeutics, Inc.*(a) 3,723 229,635
Edgewise Therapeutics,
Inc.*(a) 3,269 21,804
Harmony Biosciences
Holdings, Inc.* 6,483 211,670
Phibro Animal Health Corp.,
Class A 48,594 744,460
Prestige Consumer
Healthcare, Inc.* 22,218 1,391,513
SIGA Technologies, Inc.(a) 5,748 33,051
3,074,545
Professional Services 2.4%
Alight, Inc., Class A* 99,091 912,628
CBIZ, Inc.* 17,669 874,439
ExlService Holdings, Inc.* 4,646 751,862
Exponent, Inc. 16,770 1,671,801
Forrester Research, Inc.* 984 31,833
Franklin Covey Co.* 7,702 296,296
IBEX Holdings Ltd.* 18,260 445,544
NV5 Global, Inc.* 3,221 334,887
Red Violet, Inc.*(a) 5,057 89,003
5,408,293
Real Estate Management & Development 0.2%
Cushman & Wakefield plc* 4,663 49,148
Newmark Group, Inc., Class A 45,890 324,901
Redfin Corp.*(a) 8,018 72,643
446,692
Residential REITs 0.9%
Apartment Investment and
Management Co., Class A 7,199 55,360
Independence Realty Trust,
Inc.(a) 45,947 736,530
NexPoint Residential Trust,
Inc. 29,219 1,275,994
2,067,884
Retail REITs 0.2%
Kite Realty Group Trust(a) 8,915 186,502
Macerich Co. (The) 11,479 121,677
Tanger Factory Outlet Centers,
Inc.(a) 3,505 68,803
376,982
Semiconductors & Semiconductor Equipment 2.1%
Ambarella, Inc.* 5,101 394,919
Axcelis Technologies, Inc.* 9,485 1,263,876
Cohu, Inc.* 10,238 393,037
Diodes, Inc.* 11,081 1,027,874
FormFactor, Inc.* 2,494 79,434
Impinj, Inc.* 1,730 234,450
MaxLinear, Inc.*(a) 25,564 900,108
Power Integrations, Inc. 1,632 138,132
Silicon Laboratories, Inc.* 1,419 248,453

32 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Synaptics, Inc.* 604 67,135
4,747,418
Software 6.0%
8x8, Inc.* 64,079 267,210
Alarm.com Holdings, Inc.* 14,086 708,244
American Software, Inc., Class
A 20,140 253,965
Amplitude, Inc., Class A*(a) 23,066 286,941
Appian Corp., Class A* 13,097 581,245
Asana, Inc., Class A* 23,498 496,513
Box, Inc., Class A* 4,434 118,787
C3.ai, Inc., Class A*(a) 7,127 239,253
Clear Secure, Inc., Class A(a) 52,813 1,382,116
CommVault Systems, Inc.* 20,336 1,153,865
Consensus Cloud Solutions,
Inc.*(a) 3,402 115,974
Domo, Inc., Class B* 1,120 15,893
Ebix, Inc.(a) 1,711 22,568
Enfusion, Inc., Class A* 2,867 30,104
EngageSmart, Inc.* 2,071 39,867
MicroStrategy, Inc., Class
A*(a) 536 156,684
Momentive Global, Inc.* 28,923 269,562
PagerDuty, Inc.* 9,233 322,970
PROS Holdings, Inc.* 30,518 836,193
Q2 Holdings, Inc.* 22,136 544,988
Rapid7, Inc.* 2,362 108,439
Riot Platforms, Inc.* 3,290 32,867
Sapiens International Corp.
NV 16,323 354,536
Sprout Social, Inc., Class A* 17,814 1,084,516
SPS Commerce, Inc.*(a) 9,078 1,382,579
Tenable Holdings, Inc.* 1,657 78,724
Varonis Systems, Inc.* 13,338 346,921
Workiva, Inc.*(a) 12,977 1,328,975
Yext, Inc.* 59,586 572,622
Zuora, Inc., Class A* 10,953 108,216
13,241,337
Specialized REITs 0.6%
Four Corners Property Trust,
Inc.(a) 4,294 115,337
Outfront Media, Inc.(a) 62,431 1,013,255
Uniti Group, Inc.(a) 67,976 241,315
1,369,907
Specialty Retail 2.1%
Academy Sports & Outdoors,
Inc. 3,295 214,999
Arko Corp. 3,740 31,753
Asbury Automotive Group,
Inc.* 7,512 1,577,520
Boot Barn Holdings, Inc.* 3,277 251,149
Buckle, Inc. (The)(a) 1,761 62,850
Build-A-Bear Workshop, Inc. 1,090 25,332
CarParts.com, Inc.* 38,473 205,446
Cato Corp. (The), Class A 10,242 90,539
Murphy USA, Inc.(a) 6,806 1,756,288
RealReal, Inc. (The)*(a) 205,589 259,042
Winmark Corp. 426 136,503
Common Stocks
Shares Value ($)
Specialty Retail
Zumiez, Inc.*(a) 6,792 125,245
4,736,666
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc.*(a) 11,645 1,240,775
Textiles, Apparel & Luxury Goods 1.0%
Crocs, Inc.* 15,417 1,949,325
Fossil Group, Inc.* 31,356 100,339
Movado Group, Inc. 4,189 120,518
2,170,182
Trading Companies & Distributors 2.6%
Applied Industrial
Technologies, Inc. 10,559 1,500,751
Boise Cascade Co. 1,594 100,820
GMS, Inc.* 8,834 511,400
H&E Equipment Services, Inc. 14,555 643,768
Herc Holdings, Inc. 2,124 241,923
MRC Global, Inc.* 79,728 774,956
NOW, Inc.* 80,288 895,211
Rush Enterprises, Inc., Class A 13,578 741,359
Titan Machinery, Inc.* 10,128 308,398
Veritiv Corp.(a) 364 49,191
5,767,777
Total Common Stocks
(cost $213,797,044) 219,053,623
Repurchase Agreements 3.5%
Principal
Amount ($)
Bank of America NA,
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,000,402,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049; total
market value $1,020,000.
(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $4,995,483,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $5,093,350.
(b) 4,993,481 4,993,481

NVIT GS Small Cap Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 33
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $245,885,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2032 -
2/15/2051; total market
value $250,835.(b) 245,786 245,786
Pershing LLC,
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,400,564,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$1,428,000.(b) 1,400,000 1,400,000
Total Repurchase Agreements
(cost $7,639,267) 7,639,267
Total Investments
(cost $221,436,311) — 102.4% 226,692,890
Liabilities in excess of other assets — (2.4)% (5,269,621)
NET ASSETS — 100.0%
$ 221,423,269
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $32,031,340, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,639,267 and by $24,952,761 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$32,592,028.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $7,639,267.
REIT Real Estate Investment Trust

34 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Small Cap Equity Insights Fund - March 31, 2023 (Unaudited) - Statement of Investments - 35
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 219,053,623 $ – $ – $ 219,053,623
Repurchase Agreements – 7,639,267 – 7,639,267
Total $ 219,053,623 $ 7,639,267 $ – $ 226,692,890
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks 97.1%
Shares Value ($)
Aerospace & Defense 0.4%
Textron, Inc. 53,308 3,765,144
Air Freight & Logistics 3.1%
CH Robinson Worldwide, Inc. 43,987 4,370,988
Expeditors International of
Washington, Inc. 74,971 8,255,807
FedEx Corp. 84,086 19,212,810
31,839,605
Automobile Components 1.0%
Lear Corp. 71,086 9,915,786
Automobiles 2.1%
Ford Motor Co. 341,712 4,305,571
General Motors Co. 466,030 17,093,981
21,399,552
Banks 1.9%
Comerica, Inc. 120,997 5,253,690
First Republic Bank 40,116 561,223
KeyCorp 787,517 9,859,713
Zions Bancorp NA 131,005 3,920,979
19,595,605
Beverages 1.1%
Monster Beverage Corp.* 200,554 10,831,922
Biotechnology 4.3%
Exelixis, Inc.* 407,966 7,918,620
Incyte Corp.* 112,950 8,162,896
Ionis Pharmaceuticals, Inc.* 81,254 2,904,018
Neurocrine Biosciences, Inc.* 36,041 3,648,070
Ultragenyx Pharmaceutical,
Inc.* 58,119 2,330,572
Vertex Pharmaceuticals, Inc.* 61,385 19,340,572
44,304,748
Broadline Retail 0.9%
Amazon.com, Inc.* 61,959 6,399,745
Dillard's, Inc., Class A 8,263 2,542,360
8,942,105
Building Products 0.7%
Trane Technologies plc 39,627 7,290,575
Capital Markets 2.2%
Charles Schwab Corp. (The) 51,567 2,701,079
Interactive Brokers Group,
Inc., Class A 65,409 5,400,167
LPL Financial Holdings, Inc. 36,068 7,300,163
Raymond James Financial,
Inc. 80,195 7,479,788
22,881,197
Chemicals 2.8%
Corteva, Inc. 273,231 16,478,561
Eastman Chemical Co. 13,108 1,105,529
FMC Corp. 49,121 5,999,148
Huntsman Corp. 165,283 4,522,143
28,105,381
Communications Equipment 1.8%
F5, Inc.* 36,311 5,290,150
Juniper Networks, Inc. 393,037 13,528,333
18,818,483
Common Stocks
Shares Value ($)
Construction & Engineering 0.7%
AECOM 62,751 5,291,164
Fluor Corp.* 54,245 1,676,713
6,967,877
Consumer Finance 1.2%
SLM Corp. 179,820 2,227,970
Synchrony Financial 331,879 9,651,041
11,879,011
Consumer Staples Distribution & Retail 1.9%
Target Corp. 119,443 19,783,344
Containers & Packaging 0.3%
Sealed Air Corp. 57,300 2,630,643
Electric Utilities 2.0%
NRG Energy, Inc. 275,263 9,438,768
Pinnacle West Capital Corp. 138,145 10,946,610
20,385,378
Electrical Equipment 0.0%
†
Vertiv Holdings Co. 7,023 100,499
Entertainment 1.1%
Live Nation Entertainment,
Inc.* 151,100 10,577,000
Playtika Holding Corp.* 84,243 948,576
11,525,576
Financial Services 1.8%
Fidelity National Information
Services, Inc. 236,075 12,825,955
Mastercard, Inc., Class A 14,318 5,203,304
18,029,259
Food Products 2.1%
Lamb Weston Holdings, Inc. 128,776 13,459,668
Post Holdings, Inc.* 93,637 8,415,157
21,874,825
Ground Transportation 0.5%
Landstar System, Inc. 3,668 657,526
Lyft, Inc., Class A* 441,826 4,095,727
Schneider National, Inc., Class
B 22,079 590,613
5,343,866
Health Care Equipment & Supplies 0.1%
Tandem Diabetes Care, Inc.* 11,360 461,330
Health Care Providers & Services 4.7%
Cigna Group (The) 28,495 7,281,327
DaVita, Inc.* 123,634 10,027,954
Guardant Health, Inc.* 32,674 765,879
HCA Healthcare, Inc. 71,948 18,971,249
McKesson Corp. 2,344 834,581
Molina Healthcare, Inc.* 16,313 4,363,564
Tenet Healthcare Corp.* 99,344 5,903,020
48,147,574
Health Care Technology 0.2%
Teladoc Health, Inc.* 86,237 2,233,538
Hotels, Restaurants & Leisure 5.2%
Booking Holdings, Inc.* 4,858 12,885,408
Domino's Pizza, Inc. 30,848 10,175,830
Expedia Group, Inc.* 110,563 10,727,928

NVIT U.S. 130/30 Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings,
Inc. 112,654 15,869,569
Travel + Leisure Co. 96,941 3,800,087
53,458,822
Household Durables 0.9%
Lennar Corp., Class A 83,266 8,752,089
Independent Power and Renewable Electricity Producers
0.9%
Vistra Corp. 399,667 9,592,008
Insurance 5.1%
Allstate Corp. (The) 132,715 14,706,149
Brighthouse Financial, Inc.* 111,396 4,913,678
Brown & Brown, Inc. 15,820 908,384
Everest Re Group Ltd. 21,327 7,635,493
Lincoln National Corp. 241,528 5,427,134
Reinsurance Group of
America, Inc. 70,322 9,335,949
W R Berkley Corp. 151,323 9,421,370
52,348,157
Interactive Media & Services 5.0%
Alphabet, Inc., Class C* 144,147 14,991,288
Meta Platforms, Inc., Class A* 151,510 32,111,029
Snap, Inc., Class A* 374,489 4,198,022
51,300,339
IT Services 3.5%
EPAM Systems, Inc.* 29,946 8,953,854
GoDaddy, Inc., Class A* 108,478 8,430,910
Twilio, Inc., Class A* 77,037 5,132,975
VeriSign, Inc.* 64,711 13,675,376
36,193,115
Machinery 2.4%
AGCO Corp. 42,953 5,807,246
Allison Transmission Holdings,
Inc. 76,046 3,440,321
Fortive Corp. 127,430 8,686,903
Oshkosh Corp. 78,975 6,569,140
24,503,610
Metals & Mining 0.1%
MP Materials Corp.* 35,116 989,920
Multi-Utilities 0.5%
DTE Energy Co. 45,327 4,965,120
Oil, Gas & Consumable Fuels 3.0%
APA Corp. 39,889 1,438,397
Marathon Oil Corp. 256,432 6,144,111
Marathon Petroleum Corp. 85,753 11,562,077
Valero Energy Corp. 81,512 11,379,075
30,523,660
Pharmaceuticals 0.6%
Organon & Co. 259,527 6,104,075
Professional Services 0.2%
Dun & Bradstreet Holdings,
Inc. 32,336 379,625
TriNet Group, Inc.* 15,641 1,260,821
1,640,446
Common Stocks
Shares Value ($)
Residential REITs 0.8%
Camden Property Trust 73,768 7,733,837
Semiconductors & Semiconductor Equipment 2.9%
Intel Corp. 398,271 13,011,514
Qorvo, Inc.* 104,789 10,643,419
Teradyne, Inc. 52,183 5,610,194
29,265,127
Software 10.9%
Adobe, Inc.* 24,600 9,480,102
Atlassian Corp., Class A* 59,795 10,235,110
Box, Inc., Class A* 255,923 6,856,177
Crowdstrike Holdings, Inc.,
Class A* 53,882 7,395,843
Dropbox, Inc., Class A* 148,276 3,205,727
Fortinet, Inc.* 260,890 17,338,750
Microsoft Corp. 148,340 42,766,422
New Relic, Inc.* 57,656 4,340,920
Nutanix, Inc., Class A* 49,845 1,295,472
Qualys, Inc.* 18,099 2,353,232
Tenable Holdings, Inc.* 52,325 2,485,961
Zscaler, Inc.* 30,642 3,579,905
111,333,621
Specialty Retail 4.9%
AutoZone, Inc.* 7,219 17,745,385
O'Reilly Automotive, Inc.* 21,973 18,654,638
Ross Stores, Inc. 131,571 13,963,630
50,363,653
Technology Hardware, Storage & Peripherals 9.4%
Apple, Inc. 449,961 74,198,569
Dell Technologies, Inc., Class
C 272,065 10,939,734
NetApp, Inc. 41,099 2,624,171
Western Digital Corp.* 225,202 8,483,359
96,245,833
Textiles, Apparel & Luxury Goods 0.3%
Under Armour, Inc., Class A* 310,033 2,942,213
Tobacco 1.6%
Altria Group, Inc. 361,958 16,150,566
Total Investments
(cost $895,489,013) — 97.1% 991,459,034
Other assets in excess of liabilities — 2.9% 29,609,824
NET ASSETS — 100.0%
$ 1,021,068,858
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

38 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
OTC Total return swap contracts outstanding as of March 31, 2023 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Adobe, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 30,924 192,038 192,038
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 32,866 168,603 168,603
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 173,225 152,438 152,438
Apellis
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 22,653 4,984 4,984
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 45,916 189,633 189,633
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 28,831 10,956 10,956
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 2,019 162,812 162,812
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 62,830 63,458 63,458
Cadence Bank Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 108,975 21,250 21,250
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,989 6,365 6,365
CH Robinson
Worldwide, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 55,953 198,633 198,633
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 1,846 1,458 1,458
Constellation Energy
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 64,073 167,871 167,871
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 38,551 42,021 42,021
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 2,053 15,500 15,500
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 298,724 134,426 134,426
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 55,191 140,875 140,875
Dun & Bradstreet
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 2,581 929 929

NVIT U.S. 130/30 Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,333 44,129 44,129
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 99,670 414,627 414,627
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 6,203 4,032 4,032
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 80,442 17,697 17,697
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 37,586 170,265 170,265
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 35,969 134,524 134,524
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 11,230 93,770 93,770
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 32,091 55,838 55,838
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 984,551 1,329,144 1,329,144
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 18,604 30,697 30,697
Fortive Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 43,577 42,270 42,270
Ginkgo Bioworks
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 1,493,058 89,583 89,583
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 54,915 149,369 149,369
Grocery Outlet
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 25,258 758 758
Healthpeak
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 127,937 78,042 78,042
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 60,576 68,451 68,451
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 47,260 72,780 72,780
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 29,846 7,760 7,760
Lamb Weston
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,698 17,167 17,167

40 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Liberty Media Corp-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 50,482 8,582 8,582
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 155,645 110,508 110,508
LPL Financial
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 10,757 17,104 17,104
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 71,586 20,760 20,760
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 23,112 46,917 46,917
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 95,178 177,031 177,031
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 45,967 16,088 16,088
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,527 9,949 9,949
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 65,298 878,258 878,258
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 26,827 110,527 110,527
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 54,163 196,612 196,612
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 125,780 12,578 12,578
NextEra Energy
Partners LP
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 61,901 11,761 11,761
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 29,092 32,292 32,292
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 84,000 60,480 60,480
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 31,644 633 633
O'Reilly Automotive,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 900 15,210 15,210
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 29,863 120,049 120,049
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 133,989 338,992 338,992

NVIT U.S. 130/30 Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,032 5,018 5,018
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 150,691 54,249 54,249
Post Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 16,275 3,743 3,743
Qorvo, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 14,730 20,327 20,327
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,842 117,999 117,999
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 51,552 16,497 16,497
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 27,845 1,392 1,392
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 32,006 30,086 30,086
RH Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 13,582 29,337 29,337
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 41,798 79,834 79,834
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 68,912 87,518 87,518
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 47,858 370,900 370,900
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 178,498 149,938 149,938
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 369,354 217,919 217,919
Syneos Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 161,172 112,820 112,820
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 29,238 54,090 54,090
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 55,604 145,126 145,126
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 73,259 16,850 16,850
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 79,060 22,927 22,927

42 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 29,092 56,438 56,438
Twilio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,007 3,736 3,736
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 80,911 83,338 83,338
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 6,184 36,857 36,857
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 786 472 472
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 47,025 32,330 32,330
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 23,524 8,704 8,704
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 126,420 41,719 41,719
Western Digital
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 62,265 66,624 66,624
– –
Total unrealized appreciation 8,546,272 8,546,272
– –
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 42,677 (32,861) (32,861)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 116,583 (45,467) (45,467)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 49,443 (76,142) (76,142)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 10,579 (46,653) (46,653)
Altice USA, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 906,315 (235,642) (235,642)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 266,172 (125,101) (125,101)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 86,866 (251,911) (251,911)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 34,825 (94,394) (94,394)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 162,375 (125,029) (125,029)

NVIT U.S. 130/30 Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 70,184 (197,217) (197,217)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 39,596 (57,810) (57,810)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 17,871 (208,912) (208,912)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 129,087 (112,306) (112,306)
Biogen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 19,334 (77,723) (77,723)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 68,841 (183,117) (183,117)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 109,286 (396,708) (396,708)
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 157,516 (118,925) (118,925)
Charles Schwab
Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 207,450 (587,084) (587,084)
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 18,497 (28,300) (28,300)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 21,117 (148,875) (148,875)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 33,717 (102,500) (102,500)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 243,949 (92,701) (92,701)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 76,070 (111,062) (111,062)
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 17,173 (9,960) (9,960)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 227,327 (227,327) (227,327)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 12,442 (60,095) (60,095)
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 414,415 (95,315) (95,315)
DoorDash, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 25,517 (94,413) (94,413)

44 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 18,306 (59,292) (59,292)
First Republic Bank OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 45,680 (12,334) (12,334)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,882 (86,265) (86,265)
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 105,856 (149,257) (149,257)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 236,262 (344,943) (344,943)
Guardant Health,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 31,235 (4,685) (4,685)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 143,824 (167,558) (167,558)
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 263,650 (189,828) (189,828)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 82,689 (125,687) (125,687)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 31,844 (25,475) (25,475)
Insulet Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,258 (37,923) (37,923)
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 13,692 (171,698) (171,698)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 4,470 (4,559) (4,559)
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 158,619 (172,895) (172,895)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 119,625 (184,821) (184,821)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 110,473 (144,720) (144,720)
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 131,235 (66,930) (66,930)
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 763 (1,740) (1,740)
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 21,979 (181,327) (181,327)

NVIT U.S. 130/30 Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 47,468 (27,057) (27,057)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 625,373 (331,448) (331,448)
Mirati Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 40,233 (21,323) (21,323)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 455,721 (68,358) (68,358)
MKS Instruments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 28,186 (10,818) (10,818)
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 184,425 (346,719) (346,719)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 54,470 (72,445) (72,445)
Noble Corp. plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 52,341 (12,253) (12,253)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 433,412 (125,689) (125,689)
Paramount Global Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 254,352 (264,526) (264,526)
PerkinElmer, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 6,358 (24,542) (24,542)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 44,336 (30,592) (30,592)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 17,334 (105,044) (105,044)
Power Integrations,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 9,864 (12,330) (12,330)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 29,434 (131,864) (131,864)
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 86,442 (154,688) (154,688)
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,192 (1,337) (1,337)
Regeneron
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 6,324 (14,672) (14,672)
Rexford Industrial
Realty, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 48,370 (129,632) (129,632)

46 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 14,970 (112,439) (112,439)
Scotts Miracle-Gro
Co. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 25,046 (54,685) (54,685)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 54,133 (17,323) (17,323)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 142,271 (89,631) (89,631)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 192,435 (15,395) (15,395)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 17,531 (65,566) (65,566)
SS&C Technologies
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 85,900 (127,132) (127,132)
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 128,340 (193,793) (193,793)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 20,066 (18,059) (18,059)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 45,595 (112,345) (112,345)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 14,480 (194,756) (194,756)
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 18,333 (19,616) (19,616)
Trane Technologies
plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 54,055 (20,000) (20,000)
UMB Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 22,934 (44,721) (44,721)
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 102,444 (295,039) (295,039)
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 164,978 (216,121) (216,121)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 464,501 (204,380) (204,380)
West
Pharmaceutical
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 15,314 (130,016) (130,016)
Weyerhaeuser Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 7,238 (7,672) (7,672)

NVIT U.S. 130/30 Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
WP Carey, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 27,531 (8,452) (8,452)
Zions Bancorp NA OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 81,836 (90,838) (90,838)
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 70,366 (40,109) (40,109)
– –
Total unrealized depreciation (10,038,912) (10,038,912)
– –
Net unrealized depreciation (1,492,640) (1,492,640)
Financing Costs of Swap Contracts (227,120) (227,120)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,719,760) (1,719,760)
OBFR Overnight Bank Funding Rate

48 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.

NVIT U.S. 130/30 Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 49
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 991,459,034 $ – $ – $ 991,459,034
Total Return Swaps† – 8,546,272 – 8,546,272
Total Assets $ 991,459,034 $ 8,546,272 $ – $ 1,000,005,306
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (10,266,032) $ – $ (10,266,032)
Total Liabilities $ – $ (10,266,032) $ – $ (10,266,032)
Total $ 991,459,034 $ (1,719,760) $ – $ 989,739,274
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

50 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 8,546,272
Total $ 8,546,272
Liabilities:
Swap Contracts†
Equity risk Swap Contracts, at value $ (10,266,032)
Total $ (10,266,032)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 87.1%
Shares Value ($)
Aerospace & Defense 1.5%
Boeing Co. (The)* 29,880 6,347,408
General Dynamics Corp. 11,745 2,680,327
Howmet Aerospace, Inc. 19,755 837,019
Huntington Ingalls Industries,
Inc. 2,357 487,946
L3Harris Technologies, Inc. 9,904 1,943,561
Lockheed Martin Corp. 12,055 5,698,760
Northrop Grumman Corp. 7,627 3,521,538
Raytheon Technologies Corp.
(a) 77,133 7,553,635
Textron, Inc. 10,566 746,277
TransDigm Group, Inc. 2,794 2,059,318
31,875,789
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.
(a) 6,163 612,417
Expeditors International of
Washington, Inc. 8,391 924,017
FedEx Corp. 12,208 2,789,406
United Parcel Service, Inc.,
Class B 38,436 7,456,200
11,782,040
Automobile Components 0.1%
Aptiv plc* 14,239 1,597,473
BorgWarner, Inc. 12,008 589,713
2,187,186
Automobiles 1.7%
Ford Motor Co. 205,937 2,594,806
General Motors Co. 72,795 2,670,121
Tesla, Inc.* 142,152 29,490,854
34,755,781
Banks 2.7%
Bank of America Corp. 367,524 10,511,186
Citigroup, Inc. 103,171 4,837,688
Citizens Financial Group, Inc. 26,853 815,526
Comerica, Inc. 6,935 301,118
Fifth Third Bancorp 35,934 957,282
First Republic Bank 9,667 135,241
Huntington Bancshares, Inc. 74,613 835,666
JPMorgan Chase & Co. 154,803 20,172,379
KeyCorp 47,146 590,268
M&T Bank Corp. 9,364 1,119,653
PNC Financial Services
Group, Inc. (The) 21,036 2,673,676
Regions Financial Corp. 48,822 906,136
Truist Financial Corp. 69,256 2,361,630
US Bancorp 74,700 2,692,935
Wells Fargo & Co. 200,579 7,497,643
Zions Bancorp NA 8,142 243,690
56,651,717
Beverages 1.6%
Brown-Forman Corp., Class B 9,192 590,770
Coca-Cola Co. (The) 205,176 12,727,067
Constellation Brands, Inc.,
Class A 8,657 1,955,530
Keurig Dr Pepper, Inc. 43,966 1,551,120
Molson Coors Beverage Co.,
Class B 9,329 482,123
Common Stocks
Shares Value ($)
Beverages
Monster Beverage Corp.* 40,406 2,182,328
PepsiCo, Inc. 72,755 13,263,237
32,752,175
Biotechnology 2.0%
AbbVie, Inc. 93,201 14,853,444
Amgen, Inc. 28,076 6,787,373
Biogen, Inc.* 7,810 2,171,414
Gilead Sciences, Inc. 66,731 5,536,671
Incyte Corp.* 9,663 698,345
Moderna, Inc.* 17,485 2,685,346
Regeneron Pharmaceuticals,
Inc.* 5,674 4,662,156
Vertex Pharmaceuticals, Inc.* 13,705 4,318,034
41,712,783
Broadline Retail 2.4%
Amazon.com, Inc.* 470,991 48,648,661
eBay, Inc. 28,801 1,277,900
Etsy, Inc.* 6,464 719,637
50,646,198
Building Products 0.4%
A O Smith Corp. 6,359 439,725
Allegion plc 5,128 547,311
Carrier Global Corp.(a) 43,608 1,995,066
Johnson Controls International
plc 35,740 2,152,263
Masco Corp. 11,731 583,265
Trane Technologies plc 12,173 2,239,589
7,957,219
Capital Markets 2.5%
Ameriprise Financial, Inc. 5,708 1,749,502
Bank of New York Mellon
Corp. (The) 37,381 1,698,593
BlackRock, Inc. 7,889 5,278,688
Cboe Global Markets, Inc. 5,542 743,958
Charles Schwab Corp. (The) 81,263 4,256,556
CME Group, Inc. 18,888 3,617,430
FactSet Research Systems,
Inc. 2,055 853,010
Franklin Resources, Inc. 13,220 356,147
Goldman Sachs Group, Inc.
(The) 17,791 5,819,614
Intercontinental Exchange, Inc. 29,874 3,115,559
Invesco Ltd. 25,466 417,642
MarketAxess Holdings, Inc. 1,876 734,060
Moody's Corp. 8,435 2,581,279
Morgan Stanley 69,357 6,089,545
MSCI, Inc. 4,266 2,387,637
Nasdaq, Inc. 17,164 938,356
Northern Trust Corp. 11,587 1,021,162
Raymond James Financial,
Inc. 10,004 933,073
S&P Global, Inc. 17,444 6,014,168
State Street Corp. 18,106 1,370,443
T. Rowe Price Group, Inc. 11,920 1,345,768
51,322,190
Chemicals 1.6%
Air Products & Chemicals, Inc. 11,854 3,404,587
Albemarle Corp.(a) 6,119 1,352,544

2 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
Celanese Corp. 5,153 561,110
CF Industries Holdings, Inc. 9,913 718,593
Corteva, Inc. 38,191 2,303,299
Dow, Inc. 36,938 2,024,941
DuPont de Nemours, Inc. 25,017 1,795,470
Eastman Chemical Co. 6,058 510,932
Ecolab, Inc. 12,936 2,141,296
FMC Corp. 7,029 858,452
International Flavors &
Fragrances, Inc. 13,723 1,261,967
Linde plc 26,035 9,253,881
LyondellBasell Industries NV,
Class A 13,020 1,222,448
Mosaic Co. (The) 18,685 857,268
PPG Industries, Inc. 12,624 1,686,314
Sherwin-Williams Co. (The) 12,334 2,772,313
32,725,415
Commercial Services & Supplies 0.4%
Cintas Corp. 4,642 2,147,761
Copart, Inc.* 22,283 1,675,904
Republic Services, Inc. 11,135 1,505,675
Rollins, Inc. 12,648 474,679
Waste Management, Inc. 19,961 3,257,036
9,061,055
Communications Equipment 0.8%
Arista Networks, Inc.* 13,249 2,223,977
Cisco Systems, Inc. 217,329 11,360,874
F5, Inc.* 2,938 428,037
Juniper Networks, Inc. 16,314 561,528
Motorola Solutions, Inc. 8,747 2,502,779
17,077,195
Construction & Engineering 0.1%
Quanta Services, Inc. 7,484 1,247,134
Construction Materials 0.1%
Martin Marietta Materials, Inc. 3,354 1,190,871
Vulcan Materials Co. 6,802 1,166,951
2,357,822
Consumer Finance 0.4%
American Express Co. 31,310 5,164,585
Capital One Financial Corp. 19,826 1,906,468
Discover Financial Services 13,961 1,379,905
Synchrony Financial 23,037 669,916
9,120,874
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp. 23,489 11,670,979
Dollar General Corp. 11,813 2,486,164
Dollar Tree, Inc.* 10,907 1,565,700
Kroger Co. (The) 34,690 1,712,645
Sysco Corp. 26,715 2,063,199
Target Corp. 24,469 4,052,801
Walgreens Boots Alliance, Inc.
(a) 38,051 1,315,804
Walmart, Inc. 74,436 10,975,588
35,842,880
Containers & Packaging 0.2%
Amcor plc 77,615 883,259
Avery Dennison Corp. 4,184 748,643
Common Stocks
Shares Value ($)
Containers & Packaging
Ball Corp.(a) 16,484 908,433
International Paper Co. 18,913 682,003
Packaging Corp. of America 4,974 690,540
Sealed Air Corp. 7,072 324,676
Westrock Co. 13,557 413,082
4,650,636
Distributors 0.1%
Genuine Parts Co. 7,271 1,216,511
LKQ Corp. 13,844 785,786
Pool Corp. 2,094 717,069
2,719,366
Diversified Telecommunication Services 0.8%
AT&T, Inc. 375,121 7,221,079
Verizon Communications, Inc. 222,942 8,670,215
15,891,294
Electric Utilities 1.6%
Alliant Energy Corp. 12,971 692,651
American Electric Power Co.,
Inc. 26,533 2,414,238
Constellation Energy Corp.(a) 17,337 1,360,954
Duke Energy Corp. 40,562 3,913,016
Edison International(a) 19,684 1,389,494
Entergy Corp. 11,194 1,206,042
Evergy, Inc. 12,463 761,739
Eversource Energy 18,349 1,435,993
Exelon Corp. 53,590 2,244,885
FirstEnergy Corp. 28,932 1,159,016
NextEra Energy, Inc. 104,664 8,067,501
NRG Energy, Inc.(a) 12,158 416,898
PG&E Corp.*(a) 86,793 1,403,443
Pinnacle West Capital Corp. 5,477 433,997
PPL Corp. 38,843 1,079,447
Southern Co. (The) 57,063 3,970,443
Xcel Energy, Inc. 29,325 1,977,678
33,927,435
Electrical Equipment 0.5%
AMETEK, Inc. 12,293 1,786,542
Eaton Corp. plc 20,804 3,564,557
Emerson Electric Co. 30,752 2,679,729
Generac Holdings, Inc.* 3,495 377,495
Rockwell Automation, Inc.(a) 6,153 1,805,598
10,213,921
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 31,821 2,600,412
CDW Corp. 7,089 1,381,575
Corning, Inc. 39,395 1,389,856
Keysight Technologies, Inc.* 9,227 1,489,976
TE Connectivity Ltd.(a) 16,853 2,210,271
Teledyne Technologies, Inc.* 2,501 1,118,847
Trimble, Inc.* 12,140 636,379
Zebra Technologies Corp.,
Class A* 2,856 908,208
11,735,524
Energy Equipment & Services 0.3%
Baker Hughes Co. 52,174 1,505,741
Halliburton Co. 46,495 1,471,102

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2023 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 74,208 3,643,613
6,620,456
Entertainment 1.3%
Activision Blizzard, Inc. 37,907 3,244,460
Electronic Arts, Inc. 13,722 1,652,815
Live Nation Entertainment,
Inc.* 7,699 538,930
Netflix, Inc.* 23,451 8,101,852
Take-Two Interactive Software,
Inc.* 8,714 1,039,580
Walt Disney Co. (The)* 96,799 9,692,484
Warner Bros Discovery, Inc.* 116,953 1,765,990
26,036,111
Financial Services 3.7%
Berkshire Hathaway, Inc.,
Class B* 95,107 29,366,188
Fidelity National Information
Services, Inc. 30,638 1,664,563
Fiserv, Inc.* 33,954 3,837,821
FleetCor Technologies, Inc.* 4,038 851,412
Global Payments, Inc. 14,044 1,477,991
Jack Henry & Associates, Inc. 3,821 575,901
Mastercard, Inc., Class A 44,736 16,257,510
PayPal Holdings, Inc.* 59,728 4,535,744
Visa, Inc., Class A(a) 86,214 19,437,808
78,004,938
Food Products 1.0%
Archer-Daniels-Midland Co. 29,424 2,343,916
Bunge Ltd. 7,862 750,978
Campbell Soup Co. 10,265 564,370
Conagra Brands, Inc. 26,166 982,795
General Mills, Inc. 31,854 2,722,243
Hershey Co. (The) 7,860 1,999,663
Hormel Foods Corp. 16,488 657,541
J M Smucker Co. (The) 5,689 895,278
Kellogg Co. 13,396 896,996
Kraft Heinz Co. (The) 43,336 1,675,803
Lamb Weston Holdings, Inc. 7,349 768,118
McCormick & Co., Inc.
(Non-Voting) 12,752 1,061,094
Mondelez International, Inc.,
Class A 71,774 5,004,083
Tyson Foods, Inc., Class A 15,326 909,138
21,232,016
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 7,667 861,464
Ground Transportation 0.7%
CSX Corp. 111,861 3,349,118
JB Hunt Transport Services,
Inc. 4,606 808,169
Norfolk Southern Corp. 12,050 2,554,600
Old Dominion Freight Line, Inc. 4,904 1,671,479
Union Pacific Corp. 32,234 6,487,415
14,870,781
Health Care Equipment & Supplies 2.5%
Abbott Laboratories 91,787 9,294,352
Align Technology, Inc.* 3,715 1,241,330
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Baxter International, Inc. 27,047 1,097,026
Becton Dickinson & Co. 15,062 3,728,447
Boston Scientific Corp.* 76,413 3,822,942
Cooper Cos., Inc. (The) 2,627 980,817
Dentsply Sirona, Inc. 12,777 501,881
Dexcom, Inc.* 20,455 2,376,462
Edwards Lifesciences Corp.* 33,131 2,740,928
GE HealthCare Technologies,
Inc.* 19,400 1,591,382
Hologic, Inc.* 13,426 1,083,478
IDEXX Laboratories, Inc.* 4,319 2,159,845
Insulet Corp.* 3,707 1,182,385
Intuitive Surgical, Inc.* 18,549 4,738,713
Medtronic plc 69,978 5,641,626
ResMed, Inc. 7,819 1,712,283
STERIS plc(a) 5,088 973,233
Stryker Corp. 17,712 5,056,245
Teleflex, Inc.(a) 2,553 646,700
Zimmer Biomet Holdings, Inc. 10,966 1,416,807
51,986,882
Health Care Providers & Services 2.7%
AmerisourceBergen Corp. 8,649 1,384,791
Cardinal Health, Inc. 14,027 1,059,038
Centene Corp.* 29,504 1,864,948
Cigna Group (The) 15,743 4,022,809
CVS Health Corp. 68,006 5,053,526
DaVita, Inc.* 3,244 263,121
Elevance Health, Inc. 12,567 5,778,432
HCA Healthcare, Inc. 11,267 2,970,883
Henry Schein, Inc.* 7,095 578,526
Humana, Inc. 6,661 3,233,649
Laboratory Corp. of America
Holdings 4,507 1,033,996
McKesson Corp. 7,296 2,597,741
Molina Healthcare, Inc.* 3,099 828,951
Quest Diagnostics, Inc. 5,842 826,526
UnitedHealth Group, Inc. 49,471 23,379,500
Universal Health Services,
Inc., Class B 3,747 476,244
55,352,681
Health Care REITs 0.2%
Healthpeak Properties, Inc. 29,651 651,432
Ventas, Inc. 21,233 920,451
Welltower, Inc. 24,994 1,791,820
3,363,703
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 36,965 609,553
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.* 2,068 5,485,184
Caesars Entertainment, Inc.* 11,665 569,369
Carnival Corp.*(a) 56,426 572,724
Chipotle Mexican Grill, Inc.* 1,453 2,482,145
Darden Restaurants, Inc. 6,408 994,265
Domino's Pizza, Inc.(a) 1,725 569,026
Expedia Group, Inc.* 8,101 786,040
Hilton Worldwide Holdings,
Inc. 13,993 1,971,194
Las Vegas Sands Corp.* 17,704 1,017,095

4 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
Class A 14,030 2,329,541
McDonald's Corp. 38,699 10,820,627
MGM Resorts International 15,586 692,330
Norwegian Cruise Line
Holdings Ltd.* 21,647 291,152
Royal Caribbean Cruises Ltd.* 11,289 737,172
Starbucks Corp. 60,954 6,347,140
Wynn Resorts Ltd.* 5,121 573,091
Yum! Brands, Inc. 15,010 1,982,521
38,220,616
Household Durables 0.3%
DR Horton, Inc. 17,019 1,662,586
Garmin Ltd. 7,861 793,332
Lennar Corp., Class A(a) 13,434 1,412,048
Mohawk Industries, Inc.* 2,566 257,165
Newell Brands, Inc. 15,619 194,300
NVR, Inc.* 158 880,406
PulteGroup, Inc. 11,949 696,388
Whirlpool Corp.(a) 2,623 346,288
6,242,513
Household Products 1.3%
Church & Dwight Co., Inc. 12,466 1,102,119
Clorox Co. (The) 6,741 1,066,696
Colgate-Palmolive Co. 43,422 3,263,163
Kimberly-Clark Corp. 17,614 2,364,151
Procter & Gamble Co. (The) 125,028 18,590,414
26,386,543
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 34,722 836,106
Industrial Conglomerates 0.7%
3M Co. 29,368 3,086,870
General Electric Co. 57,251 5,473,196
Honeywell International, Inc. 35,386 6,762,972
15,323,038
Industrial REITs 0.3%
Prologis, Inc. 49,027 6,117,099
Insurance 1.9%
Aflac, Inc. 30,185 1,947,536
Allstate Corp. (The) 14,389 1,594,445
American International Group,
Inc. 39,777 2,003,170
Aon plc, Class A 10,785 3,400,403
Arch Capital Group Ltd.* 19,939 1,353,260
Arthur J Gallagher & Co. 11,235 2,149,368
Assurant, Inc. 3,086 370,536
Brown & Brown, Inc. 11,959 686,686
Chubb Ltd. 22,053 4,282,252
Cincinnati Financial Corp. 8,203 919,392
Everest Re Group Ltd. 2,000 716,040
Globe Life, Inc. 4,556 501,251
Hartford Financial Services
Group, Inc. (The) 16,565 1,154,415
Lincoln National Corp. 9,086 204,162
Loews Corp. 10,873 630,851
Marsh & McLennan Cos., Inc. 26,107 4,348,121
Common Stocks
Shares Value ($)
Insurance
MetLife, Inc. 35,425 2,052,525
Principal Financial Group, Inc. 12,433 924,021
Progressive Corp. (The) 30,740 4,397,664
Prudential Financial, Inc. 19,236 1,591,587
Travelers Cos., Inc. (The) 12,215 2,093,773
W R Berkley Corp. 10,067 626,771
Willis Towers Watson plc 5,785 1,344,318
39,292,547
Interactive Media & Services 4.2%
Alphabet, Inc., Class A* 314,093 32,580,867
Alphabet, Inc., Class C* 275,108 28,611,232
Match Group, Inc.* 14,516 557,269
Meta Platforms, Inc., Class A* 117,639 24,932,410
86,681,778
IT Services 1.0%
Accenture plc, Class A 33,154 9,475,745
Akamai Technologies, Inc.* 8,641 676,590
Cognizant Technology
Solutions Corp., Class A 26,906 1,639,383
DXC Technology Co.* 11,186 285,914
EPAM Systems, Inc.* 2,882 861,718
Gartner, Inc.* 4,247 1,383,545
International Business
Machines Corp. 47,594 6,239,097
VeriSign, Inc.* 4,882 1,031,713
21,593,705
Leisure Products 0.0%
†
Hasbro, Inc. 7,562 406,004
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc. 15,714 2,173,875
Bio-Rad Laboratories, Inc.,
Class A* 1,074 514,467
Bio-Techne Corp. 8,958 664,594
Charles River Laboratories
International, Inc.* 2,534 511,412
Danaher Corp. 34,501 8,695,632
Illumina, Inc.* 8,185 1,903,422
IQVIA Holdings, Inc.* 9,883 1,965,630
Mettler-Toledo International,
Inc.* 1,161 1,776,574
PerkinElmer, Inc. 6,733 897,240
Thermo Fisher Scientific, Inc. 20,663 11,909,533
Waters Corp.* 3,027 937,250
West Pharmaceutical
Services, Inc. 3,869 1,340,492
33,290,121
Machinery 1.6%
Caterpillar, Inc. 27,422 6,275,251
Cummins, Inc. 7,593 1,813,816
Deere & Co. 14,263 5,888,907
Dover Corp. 7,382 1,121,621
Fortive Corp. 19,377 1,320,930
IDEX Corp. 3,839 886,924
Illinois Tool Works, Inc. 14,667 3,570,681
Ingersoll Rand, Inc. 21,515 1,251,743
Nordson Corp. 2,726 605,881
Otis Worldwide Corp. 21,596 1,822,702
PACCAR, Inc. 27,204 1,991,333

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2023 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Machinery
Parker-Hannifin Corp. 6,644 2,233,115
Pentair plc 7,744 428,011
Snap-on, Inc. 2,719 671,294
Stanley Black & Decker, Inc. 8,255 665,188
Westinghouse Air Brake
Technologies Corp. 9,414 951,379
Xylem, Inc.(a) 9,422 986,483
32,485,259
Media 0.7%
Charter Communications, Inc.,
Class A* 5,472 1,956,842
Comcast Corp., Class A 222,592 8,438,463
DISH Network Corp., Class
A*(a) 14,567 135,910
Fox Corp., Class A 16,219 552,257
Fox Corp., Class B 7,090 221,988
Interpublic Group of Cos., Inc.
(The) 20,389 759,286
News Corp., Class A(a) 16,799 290,118
News Corp., Class B(a) 10,146 176,845
Omnicom Group, Inc. 10,450 985,853
Paramount Global, Class B(a) 27,345 610,067
14,127,629
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 75,404 3,084,778
Newmont Corp. 41,372 2,028,055
Nucor Corp. 13,542 2,091,833
Steel Dynamics, Inc. 8,927 1,009,286
8,213,952
Multi-Utilities 0.7%
Ameren Corp. 13,676 1,181,470
CenterPoint Energy, Inc. 34,731 1,023,175
CMS Energy Corp. 15,624 959,001
Consolidated Edison, Inc. 19,051 1,822,609
Dominion Energy, Inc. 43,757 2,446,454
DTE Energy Co. 10,058 1,101,753
NiSource, Inc. 19,808 553,832
Public Service Enterprise
Group, Inc. 26,841 1,676,220
Sempra Energy 16,866 2,549,465
WEC Energy Group, Inc. 16,753 1,588,017
14,901,996
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 8,113 1,018,911
Boston Properties, Inc. 7,490 405,359
1,424,270
Oil, Gas & Consumable Fuels 3.7%
APA Corp. 17,372 626,434
Chevron Corp. 93,772 15,299,839
ConocoPhillips 64,823 6,431,090
Coterra Energy, Inc.(a) 40,509 994,091
Devon Energy Corp. 34,151 1,728,382
Diamondback Energy, Inc. 10,000 1,351,700
EOG Resources, Inc. 30,807 3,531,406
EQT Corp. 20,517 654,697
Exxon Mobil Corp. 217,392 23,839,207
Hess Corp. 14,849 1,965,117
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc. 105,345 1,844,591
Marathon Oil Corp. 32,271 773,213
Marathon Petroleum Corp. 24,407 3,290,796
Occidental Petroleum Corp.(a) 38,843 2,424,968
ONEOK, Inc. 23,688 1,505,136
Phillips 66 24,813 2,515,542
Pioneer Natural Resources
Co. 12,662 2,586,087
Targa Resources Corp. 12,306 897,723
Valero Energy Corp. 20,611 2,877,296
Williams Cos., Inc. (The)(a) 62,901 1,878,224
77,015,539
Passenger Airlines 0.2%
Alaska Air Group, Inc.* 6,209 260,530
American Airlines Group, Inc.* 37,844 558,199
Delta Air Lines, Inc.* 34,999 1,222,165
Southwest Airlines Co. 30,668 997,937
United Airlines Holdings, Inc.* 16,605 734,771
3,773,602
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 12,330 3,038,852
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. 111,882 7,754,541
Catalent, Inc.*(a) 8,974 589,682
Eli Lilly & Co. 41,565 14,274,252
Johnson & Johnson 137,880 21,371,400
Merck & Co., Inc. 133,718 14,226,258
Organon & Co. 14,879 349,954
Pfizer, Inc. 295,845 12,070,476
Viatris, Inc. 62,098 597,383
Zoetis, Inc. 24,421 4,064,631
75,298,577
Professional Services 0.7%
Automatic Data Processing,
Inc. 22,114 4,923,240
Broadridge Financial
Solutions, Inc. 6,382 935,410
CoStar Group, Inc.* 21,492 1,479,724
Equifax, Inc.(a) 6,370 1,292,091
Jacobs Solutions, Inc. 6,895 810,231
Leidos Holdings, Inc. 6,835 629,230
Paychex, Inc. 16,623 1,904,830
Robert Half International, Inc. 5,613 452,239
Verisk Analytics, Inc. 8,043 1,543,130
13,970,125
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 16,150 1,175,881
Residential REITs 0.3%
AvalonBay Communities, Inc. 7,453 1,252,551
Camden Property Trust 5,836 611,846
Equity Residential 17,926 1,075,560
Essex Property Trust, Inc.(a) 3,503 732,618
Invitation Homes, Inc.(a) 31,705 990,147
Mid-America Apartment
Communities, Inc. 5,803 876,485

6 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Residential REITs
UDR, Inc. 16,320 670,099
6,209,306
Retail REITs 0.3%
Federal Realty Investment
Trust 4,108 405,994
Kimco Realty Corp. 31,542 616,015
Realty Income Corp. 33,314 2,109,442
Regency Centers Corp.(a) 8,942 547,072
Simon Property Group, Inc. 16,817 1,882,999
5,561,522
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc.* 85,638 8,393,380
Analog Devices, Inc. 27,055 5,335,787
Applied Materials, Inc. 44,847 5,508,557
Broadcom, Inc. 22,065 14,155,580
Enphase Energy, Inc.* 7,314 1,537,988
First Solar, Inc.* 5,291 1,150,793
Intel Corp. 219,840 7,182,173
KLA Corp. 7,359 2,937,492
Lam Research Corp. 7,119 3,773,924
Microchip Technology, Inc. 28,560 2,392,757
Micron Technology, Inc. 58,135 3,507,866
Monolithic Power Systems,
Inc. 2,327 1,164,757
NVIDIA Corp. 130,008 36,112,322
NXP Semiconductors NV 13,952 2,601,699
ON Semiconductor Corp.* 22,364 1,841,005
Qorvo, Inc.* 5,130 521,054
QUALCOMM, Inc. 58,733 7,493,156
Skyworks Solutions, Inc. 8,254 973,807
SolarEdge Technologies, Inc.* 2,877 874,464
Teradyne, Inc.(a) 7,946 854,274
Texas Instruments, Inc. 47,845 8,899,648
117,212,483
Software 8.2%
Adobe, Inc.* 24,198 9,325,183
ANSYS, Inc.* 4,479 1,490,611
Autodesk, Inc.* 11,542 2,402,583
Cadence Design Systems,
Inc.* 14,529 3,052,398
Ceridian HCM Holding, Inc.*(a) 7,900 578,438
Fair Isaac Corp.* 1,325 931,064
Fortinet, Inc.* 34,948 2,322,644
Gen Digital, Inc.(a) 30,045 515,572
Intuit, Inc. 14,783 6,590,705
Microsoft Corp. 393,552 113,461,042
Oracle Corp. 81,049 7,531,073
Paycom Software, Inc.* 2,616 795,290
PTC, Inc.* 5,370 688,595
Roper Technologies, Inc. 5,551 2,446,270
Salesforce, Inc.* 52,648 10,518,018
ServiceNow, Inc.* 10,802 5,019,906
Synopsys, Inc.* 8,048 3,108,540
Tyler Technologies, Inc.* 2,113 749,354
171,527,286
Specialized REITs 1.1%
American Tower Corp. 24,417 4,989,370
Crown Castle, Inc. 23,224 3,108,300
Common Stocks
Shares Value ($)
Specialized REITs
Digital Realty Trust, Inc. 15,313 1,505,421
Equinix, Inc. 4,954 3,572,032
Extra Space Storage, Inc. 7,064 1,150,938
Iron Mountain, Inc. 15,098 798,835
Public Storage 8,202 2,478,152
SBA Communications Corp. 5,832 1,522,560
VICI Properties, Inc. 53,124 1,732,905
Weyerhaeuser Co. 39,411 1,187,454
22,045,967
Specialty Retail 1.9%
Advance Auto Parts, Inc. 3,456 420,284
AutoZone, Inc.* 989 2,431,110
Bath & Body Works, Inc. 11,488 420,231
Best Buy Co., Inc. 9,906 775,343
CarMax, Inc.* 8,905 572,413
Home Depot, Inc. (The) 53,911 15,910,214
Lowe's Cos., Inc. 31,825 6,364,045
O'Reilly Automotive, Inc.* 3,270 2,776,165
Ross Stores, Inc. 18,129 1,924,031
TJX Cos., Inc. (The) 60,868 4,769,617
Tractor Supply Co.(a) 5,871 1,379,920
Ulta Beauty, Inc.* 2,645 1,443,297
39,186,670
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc. 785,771 129,573,638
Hewlett Packard Enterprise
Co. 66,089 1,052,798
HP, Inc. 46,591 1,367,446
NetApp, Inc. 11,712 747,811
Seagate Technology Holdings
plc(a) 10,740 710,129
Western Digital Corp.* 18,081 681,111
134,132,933
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B 66,284 8,129,070
Ralph Lauren Corp.(a) 2,288 266,941
Tapestry, Inc. 13,054 562,758
VF Corp. 17,190 393,823
9,352,592
Tobacco 0.6%
Altria Group, Inc. 93,787 4,184,776
Philip Morris International, Inc. 81,658 7,941,240
12,126,016
Trading Companies & Distributors 0.2%
Fastenal Co. 30,629 1,652,128
United Rentals, Inc. 3,680 1,456,397
WW Grainger, Inc. 2,383 1,641,434
4,749,959
Water Utilities 0.1%
American Water Works Co.,
Inc. 10,062 1,473,982
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 31,226 4,522,774
Total Common Stocks
(cost $1,274,449,281) 1,815,069,456

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2023 (Unaudited) - Statement of Investments - 7
Purchased Options 0.4%
Number of
Contracts Value ($)
Call Options 0.4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
5/19/2023 at USD 4,150.00,
European Style
Notional Amount: USD
110,745,904
Exchange Traded
*
539 2,600,675
S&P 500 E-Mini Index
4/21/2023 at USD 4,050.00,
European Style
Notional Amount: USD
110,745,905
Exchange Traded
*
539 3,308,112
S&P 500 E-Mini Index
6/16/2023 at USD 4,200.00,
American Style
Notional Amount: USD
110,745,905
Exchange Traded
*
539 2,607,413
Total Purchased Options
(cost $4,654,505) 8,516,200
Short-Term Investments 9.8%
Shares
U.S. Treasury Obligation 9.8%
U.S. Treasury Bills
4.57% 5/18/2023(a) 205,000,000 203,800,750
4.75% 6/15/2023(b) 2,327,000 2,305,099
Total U.S. Treasury
Obligation
(cost $206,105,672) 206,105,849
Total Short-Term Investment
(cost $206,105,672) 206,105,849
Repurchase Agreement 0.2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $3,308,187,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $3,372,998.
(c) 3,306,861 3,306,861
Total Repurchase Agreement
(cost $3,306,861) 3,306,861
Total Investments
(cost $1,488,516,319) — 97.5% 2,032,998,366
Other assets in excess of liabilities — 2.5% 51,089,087
NET ASSETS — 100.0%
$ 2,084,087,453
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $208,989,706, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,306,861 and by $209,433,328 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$212,740,189.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $3,306,861.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

8 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 169 6/2023 USD 34,963,988 1,791,868
Net contracts 1,791,868
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2023 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,815,069,456 $ – $ – $ 1,815,069,456
Futures Contracts 1,791,868 – – 1,791,868
Purchased Option 8,516,200 – – 8,516,200
Repurchase Agreement – 3,306,861 – 3,306,861
Short-Term Investments – 206,105,849 – 206,105,849
Total $ 1,825,377,524 $ 209,412,710 $ – $ 2,034,790,234

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2023 (Unaudited) - Statement of Investments - 11
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

12 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 8,516,200
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 1,791,868
Total $ 10,308,068
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 13
Common Stocks 87.0%
Shares Value ($)
Aerospace & Defense 4.5%
Howmet Aerospace, Inc. 66,219 2,805,699
L3Harris Technologies, Inc. 17,546 3,443,227
Northrop Grumman Corp.(a) 8,687 4,010,962
Raytheon Technologies Corp. 140,882 13,796,574
24,056,462
Air Freight & Logistics 0.8%
FedEx Corp. 18,223 4,163,773
Automobiles 0.8%
General Motors Co. 113,622 4,167,655
Banks 5.0%
JPMorgan Chase & Co. 169,236 22,053,143
US Bancorp 135,709 4,892,310
26,945,453
Biotechnology 4.0%
AbbVie, Inc. 56,663 9,030,382
Gilead Sciences, Inc. 148,004 12,279,892
21,310,274
Capital Markets 7.8%
Ameriprise Financial, Inc. 15,442 4,732,973
Ares Management Corp. 44,210 3,688,882
Charles Schwab Corp. (The) 64,182 3,361,853
CME Group, Inc. 73,754 14,125,366
Goldman Sachs Group, Inc.
(The) 16,122 5,273,668
Morgan Stanley 121,617 10,677,973
41,860,715
Chemicals 0.9%
CF Industries Holdings, Inc. 29,476 2,136,715
Mosaic Co. (The) 62,902 2,885,944
5,022,659
Communications Equipment 3.2%
Cisco Systems, Inc. 328,122 17,152,577
Electric Utilities 4.4%
Constellation Energy Corp.(a) 126,969 9,967,066
Exelon Corp. 180,330 7,554,024
PPL Corp.(a) 212,437 5,903,624
23,424,714
Electrical Equipment 1.7%
Eaton Corp. plc 38,647 6,621,777
Hubbell, Inc.(a) 9,715 2,363,757
8,985,534
Energy Equipment & Services 1.6%
Schlumberger NV 167,895 8,243,644
Financial Services 5.6%
Berkshire Hathaway, Inc.,
Class B* 65,094 20,099,074
Voya Financial, Inc.(a) 133,691 9,553,559
29,652,633
Food Products 0.9%
Archer-Daniels-Midland Co. 25,671 2,044,952
Bunge Ltd. 30,781 2,940,201
4,985,153
Health Care Equipment & Supplies 4.6%
Becton Dickinson & Co. 59,662 14,768,732
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 124,510 10,037,996
24,806,728
Health Care Providers & Services 2.0%
McKesson Corp. 15,889 5,657,278
UnitedHealth Group, Inc. 10,596 5,007,564
10,664,842
Hotels, Restaurants & Leisure 4.3%
International Game
Technology plc 463,820 12,430,376
Las Vegas Sands Corp.* 183,981 10,569,708
23,000,084
Insurance 6.4%
Allstate Corp. (The) 72,729 8,059,101
Aon plc, Class A 13,558 4,274,702
Assurant, Inc.(a) 30,125 3,617,109
Chubb Ltd. 24,144 4,688,282
Everest Re Group Ltd. 13,362 4,783,863
Progressive Corp. (The) 27,758 3,971,059
RenaissanceRe Holdings Ltd. 23,812 4,770,496
34,164,612
Interactive Media & Services 1.6%
Alphabet, Inc., Class A* 84,322 8,746,721
Life Sciences Tools & Services 1.3%
Danaher Corp. 27,946 7,043,510
Machinery 1.5%
Caterpillar, Inc. 18,212 4,167,634
Ingersoll Rand, Inc. 62,937 3,661,675
7,829,309
Media 3.9%
Comcast Corp., Class A 158,722 6,017,151
Interpublic Group of Cos., Inc.
(The)(a) 236,640 8,812,474
Omnicom Group, Inc. 61,839 5,833,891
20,663,516
Metals & Mining 2.9%
Alcoa Corp. 108,626 4,623,123
Freeport-McMoRan, Inc. 270,140 11,051,427
15,674,550
Oil, Gas & Consumable Fuels 9.1%
ConocoPhillips 24,204 2,401,279
EQT Corp. 98,938 3,157,112
Exxon Mobil Corp.(a) 161,316 17,689,912
Hess Corp. 77,311 10,231,338
Marathon Petroleum Corp. 79,427 10,709,142
Shell plc, ADR-NL 80,827 4,650,786
48,839,569
Pharmaceuticals 4.8%
Eli Lilly & Co. 19,106 6,561,383
Merck & Co., Inc. 37,979 4,040,586
Sanofi, ADR(a) 272,270 14,816,933
25,418,902
Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc. 46,774 5,745,250
Micron Technology, Inc. 91,328 5,510,732
11,255,982

14 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Software 0.9%
Dolby Laboratories, Inc., Class
A 56,488 4,825,205
Tobacco 0.4%
British American Tobacco plc,
ADR-UK(a) 66,661 2,341,134
Total Common Stocks
(cost $377,734,365) 465,245,910
Purchased Options 0.4%
Number of
Contracts
Call Options 0.4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
5/19/2023 at USD 4,150.00,
European Style
Notional Amount: USD
27,737,842
Exchange Traded
*
135 651,375
S&P 500 E-Mini Index
4/21/2023 at USD 4,050.00,
European Style
Notional Amount: USD
27,737,843
Exchange Traded
*
135 828,562
S&P 500 E-Mini Index
6/16/2023 at USD 4,200.00,
American Style
Notional Amount: USD
27,737,843
Exchange Traded
*
135 653,063
Total Purchased Options
(cost $1,165,785) 2,133,000
Short-Term Investments 6.6%
Shares
U.S. Treasury Obligation 6.6%
U.S. Treasury Bills
4.57% 5/18/2023(a) 34,100,000 33,900,515
4.62% 6/15/2023(b) 1,357,000 1,344,229
Total U.S. Treasury
Obligation
(cost $35,243,832) 35,244,744
Total Short-Term Investment
(cost $35,243,832) 35,244,744
Repurchase Agreements 2.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $7,653,660,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $7,803,605.
(c) 7,650,593 7,650,593
Pershing LLC,
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $5,002,013,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$5,100,000.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $12,650,593) 12,650,593
Total Investments
(cost $426,794,575) — 96.4% 515,274,247
Other assets in excess of liabilities — 3.6% 19,431,750
NET ASSETS — 100.0%
$ 534,705,997
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $77,751,733, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $12,650,593 and by $66,411,431 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$79,062,024.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $12,650,593.
ADR American Depositary Receipt
NL Netherlands
UK United Kingdom
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 15
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 642 6/2023 USD 48,541,620 1,690,469
Total long contracts 1,690,469
Short Contracts
S&P 500 E-Mini Index (289) 6/2023 USD (59,790,488) (2,672,024)
Total short contracts (2,672,024)
Net contracts (981,555)
Currency:
USD United States Dollar

16 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 465,245,910 $ – $ – $ 465,245,910
Futures Contracts 1,690,469 – – 1,690,469
Purchased Option 2,133,000 – – 2,133,000
Repurchase Agreements – 12,650,593 – 12,650,593
Short-Term Investments – 35,244,744 – 35,244,744
Total Assets $ 469,069,379 $ 47,895,337 $ – $ 516,964,716
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (2,672,024) $ – $ – $ (2,672,024)
Total Liabilities $ (2,672,024) $ – $ – $ (2,672,024)
Total $ 466,397,355 $ 47,895,337 $ – $ 514,292,692

18 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2023 (Unaudited) - Statement of Investments - 19
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,133,000
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 1,690,469
Total $ 3,823,469
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (2,672,024)
Total $ (2,672,024)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
Common Stocks 97 .5%
Shares Value ($)
Broadline Retail 13 .2%
Alibaba Group Holding Ltd.,
ADR-CN* 575 58,754
Amazon.com, Inc.* 3,687 380,830
439,584
Electronic Equipment, Instruments & Components 1 .3%
Corning, Inc. 1,241 43,783
Entertainment 1 .4%
Take-Two Interactive Software,
Inc.* 398 47,481
Financial Services 9 .3%
FleetCor Technologies, Inc.* 189 39,851
PayPal Holdings, Inc.* 743 56,423
Visa, Inc., Class A 942 212,383
308,657
Ground Transportation 1 .6%
Uber Technologies, Inc.* 1,713 54,302
Interactive Media & Services 12 .8%
Alphabet, Inc., Class A* 1,356 140,658
Baidu, Inc., ADR-CN* 252 38,032
Meta Platforms, Inc., Class A* 1,159 245,638
424,328
IT Services 1 .4%
MongoDB, Inc.* 198 46,158
Semiconductors & Semiconductor Equipment 20 .5%
Advanced Micro Devices, Inc.* 796 78,016
Analog Devices, Inc. 434 85,594
Broadcom, Inc. 147 94,306
Marvell Technology, Inc. 1,463 63,348
Micron Technology, Inc. 666 40,186
NVIDIA Corp. 811 225,272
Teradyne, Inc. 467 50,207
Wolfspeed, Inc.* 647 42,023
678,952
Software 28 .6%
Adobe, Inc.* 261 100,581
AppLovin Corp., Class A* 1,710 26,932
Confluent, Inc., Class A* 1,526 36,731
Crowdstrike Holdings, Inc.,
Class A* 266 36,511
DocuSign, Inc.* 582 33,931
Guidewire Software, Inc.* 592 48,574
Intuit, Inc. 155 69,104
Microsoft Corp. 1,164 335,581
Oracle Corp. 612 56,867
Salesforce, Inc.* 526 105,084
Tyler Technologies, Inc.* 96 34,045
Workday, Inc., Class A* 192 39,656
Zscaler, Inc.* 237 27,689
951,286
Technology Hardware, Storage & Peripherals 7 .4%
Apple, Inc. 1,247 205,630
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings
plc 606 40,069
245,699
Total Investments
(cost $2,999,343) — 97.5% 3,240,230
Other assets in excess of liabilities — 2.5% 81,824
NET ASSETS — 100.0%
$ 3,322,054
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China

NVIT J.P. Morgan Digital Evolution Strategy Fund - March 31, 2023 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,240,230 $ – $ – $ 3,240,230
Total $ 3,240,230 $ – $ – $ 3,240,230
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Common Stocks 96 .7%
Shares Value ($)
Aerospace & Defense 2 .3%
L3Harris Technologies, Inc. 406 79,674
Automobiles 2 .4%
Tesla, Inc.* 394 81,739
Banks 1 .5%
Truist Financial Corp. 1,545 52,685
Biotechnology 1 .6%
Exact Sciences Corp.* 204 13,833
Seagen, Inc.* 201 40,697
54,530
Broadline Retail 6 .6%
Amazon.com, Inc.* 1,833 189,330
JD.com, Inc., ADR-CN 938 41,169
230,499
Building Products 1 .3%
Trane Technologies plc 249 45,811
Capital Markets 3 .9%
MarketAxess Holdings, Inc. 132 51,650
S&P Global, Inc. 239 82,400
134,050
Chemicals 2 .4%
FMC Corp. 279 34,074
PPG Industries, Inc. 377 50,360
84,434
Electric Utilities 2 .5%
NextEra Energy, Inc. 1,105 85,173
Electrical Equipment 0 .5%
Plug Power, Inc.* 1,625 19,045
Energy Equipment & Services 1 .9%
Schlumberger NV 1,361 66,825
Entertainment 3 .5%
Activision Blizzard, Inc. 545 46,646
Netflix, Inc.* 212 73,242
119,888
Financial Services 2 .5%
Mastercard, Inc., Class A 238 86,492
Ground Transportation 2 .1%
Uber Technologies, Inc.* 2,259 71,610
Health Care Equipment & Supplies 6 .1%
Dexcom, Inc.* 445 51,700
Intuitive Surgical, Inc.* 234 59,780
Stryker Corp. 355 101,342
212,822
Health Care Providers & Services 4 .4%
Humana, Inc. 154 74,761
UnitedHealth Group, Inc. 168 79,395
154,156
Health Care Technology 1 .5%
Veeva Systems, Inc., Class A* 290 53,299
Hotels, Restaurants & Leisure 3 .7%
Chipotle Mexican Grill, Inc.* 24 40,999
Marriott International, Inc.,
Class A 248 41,178
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Trip.com Group Ltd., ADR-CN* 1,237 46,598
128,775
Industrial Conglomerates 2 .1%
Honeywell International, Inc. 376 71,861
Insurance 2 .3%
Progressive Corp. (The) 547 78,254
Interactive Media & Services 6 .3%
Alphabet, Inc., Class A* 373 38,691
Bumble, Inc., Class A* 1,674 32,727
Meta Platforms, Inc., Class A* 697 147,722
219,140
Life Sciences Tools & Services 1 .2%
Illumina, Inc.* 184 42,789
Machinery 1 .1%
Oshkosh Corp. 452 37,597
Personal Care Products 2 .0%
Estee Lauder Cos., Inc. (The),
Class A 278 68,516
Pharmaceuticals 3 .0%
Eli Lilly & Co. 265 91,006
Zoetis, Inc. 83 13,815
104,821
Professional Services 2 .2%
Verisk Analytics, Inc. 402 77,128
Semiconductors & Semiconductor Equipment 5 .7%
ASML Holding NV
(Registered), ADR-NL 65 44,246
NVIDIA Corp. 177 49,165
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 728 67,719
Wolfspeed, Inc.* 542 35,203
196,333
Software 13 .7%
Atlassian Corp., Class A* 262 44,847
BILL Holdings, Inc.* 367 29,778
HashiCorp, Inc., Class A* 1,486 43,525
Microsoft Corp. 900 259,470
Palo Alto Networks, Inc.* 244 48,737
ServiceNow, Inc.* 103 47,866
474,223
Specialty Retail 0 .6%
Chewy, Inc., Class A* 536 20,036
Technology Hardware, Storage & Peripherals 3 .9%
Apple, Inc. 828 136,537
Textiles, Apparel & Luxury Goods 1 .9%
NIKE, Inc., Class B 535 65,612
Total Investments
(cost $3,162,812) — 96.7% 3,354,354
Other assets in excess of liabilities — 3.3% 116,213
NET ASSETS — 100.0%
$ 3,470,567

NVIT J.P. Morgan Innovators Fund - March 31, 2023 (Unaudited) - Statement of Investments - 23
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
NL Netherlands
TW Taiwan

24 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT J.P. Morgan Innovators Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,354,354 $ – $ – $ 3,354,354
Total $ 3,354,354 $ – $ – $ 3,354,354
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Large Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 25
Common Stocks 98.1%
Shares Value ($)
Air Freight & Logistics 0.9%
United Parcel Service, Inc.,
Class B 236 45,782
Automobiles 2.9%
Tesla, Inc.* 723 149,994
Beverages 1.2%
Coca-Cola Co. (The) 136 8,436
Monster Beverage Corp.* 1,036 55,954
64,390
Biotechnology 7.3%
AbbVie, Inc. 657 104,706
Alnylam Pharmaceuticals, Inc.* 81 16,226
Amgen, Inc. 97 23,450
Exact Sciences Corp.* 665 45,094
Moderna, Inc.* 74 11,365
Regeneron Pharmaceuticals,
Inc.* 155 127,359
Sarepta Therapeutics, Inc.* 163 22,466
Seagen, Inc.* 162 32,800
383,466
Broadline Retail 7.8%
Amazon.com, Inc.* 2,728 281,775
Etsy, Inc.* 311 34,624
MercadoLibre, Inc.* 68 89,628
406,027
Building Products 0.9%
Trane Technologies plc 263 48,387
Capital Markets 3.4%
Blackstone, Inc., Class A 491 43,129
Charles Schwab Corp. (The) 647 33,890
Morgan Stanley 746 65,499
MSCI, Inc. 58 32,462
174,980
Chemicals 0.5%
Sherwin-Williams Co. (The) 112 25,174
Consumer Finance 0.4%
Capital One Financial Corp. 236 22,694
Consumer Staples Distribution & Retail 0.9%
Target Corp. 281 46,542
Electrical Equipment 0.7%
Rockwell Automation, Inc. 124 36,388
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A 720 58,838
Entertainment 1.8%
Netflix, Inc.* 273 94,316
Financial Services 2.3%
Block, Inc., Class A* 504 34,599
Mastercard, Inc., Class A 149 54,148
PayPal Holdings, Inc.* 402 30,528
119,275
Ground Transportation 1.6%
Uber Technologies, Inc.* 2,636 83,561
Health Care Equipment & Supplies 2.2%
Align Technology, Inc.* 185 61,816
Dexcom, Inc.* 191 22,191
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Intuitive Surgical, Inc.* 122 31,167
115,174
Health Care Providers & Services 3.2%
CVS Health Corp. 345 25,637
HCA Healthcare, Inc. 272 71,721
McKesson Corp. 198 70,498
167,856
Hotels, Restaurants & Leisure 2.9%
Airbnb, Inc., Class A* 336 41,799
Chipotle Mexican Grill, Inc.* 25 42,707
Marriott International, Inc.,
Class A 410 68,076
152,582
Interactive Media & Services 7.3%
Alphabet, Inc., Class C* 2,303 239,512
Match Group, Inc.* 188 7,217
Meta Platforms, Inc., Class A* 572 121,230
Snap, Inc., Class A* 1,406 15,761
383,720
IT Services 1.9%
Cognizant Technology
Solutions Corp., Class A 539 32,841
MongoDB, Inc.* 80 18,650
Shopify, Inc., Class A* 948 45,447
96,938
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc. 24 13,833
Machinery 2.2%
Deere & Co. 276 113,955
Media 0.9%
Trade Desk, Inc. (The), Class
A* 766 46,657
Metals & Mining 1.7%
Freeport-McMoRan, Inc. 2,161 88,406
Oil, Gas & Consumable Fuels 2.4%
Cheniere Energy, Inc. 218 34,357
ConocoPhillips 928 92,067
126,424
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 48 11,830
Pharmaceuticals 0.5%
Eli Lilly & Co. 73 25,070
Professional Services 0.3%
Equifax, Inc. 81 16,430
Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices, Inc.* 705 69,097
ASML Holding NV
(Registered), ADR-NL 72 49,011
Enphase Energy, Inc.* 59 12,407
Lam Research Corp. 68 36,048
NVIDIA Corp. 655 181,939
Texas Instruments, Inc. 207 38,504
387,006

26 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Software 18.1%
Adobe, Inc.* 187 72,064
HubSpot, Inc.* 89 38,159
Intuit, Inc. 152 67,766
Microsoft Corp. 1,661 478,866
Oracle Corp. 1,264 117,451
Salesforce, Inc.* 404 80,711
Synopsys, Inc.* 160 61,800
Workday, Inc., Class A* 133 27,470
944,287
Specialty Retail 3.9%
AutoZone, Inc.* 38 93,409
Lowe's Cos., Inc. 543 108,584
201,993
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc. 2,630 433,687
Textiles, Apparel & Luxury Goods 0.7%
Tapestry, Inc. 788 33,971
Total Investments
(cost $4,782,380) — 98.1% 5,119,633
Other assets in excess of liabilities — 1.9% 101,084
NET ASSETS — 100.0%
$ 5,220,717
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands

NVIT J.P. Morgan Large Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 5,119,633 $ – $ – $ 5,119,633
Total $ 5,119,633 $ – $ – $ 5,119,633
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 1.9%
Northrop Grumman Corp. 2,505 1,156,609
Automobiles 1.1%
Tesla, Inc.* 3,261 676,527
Banks 3.1%
Truist Financial Corp. 11,394 388,535
US Bancorp 10,394 374,704
Wells Fargo & Co. 31,475 1,176,536
1,939,775
Beverages 2.7%
Coca-Cola Co. (The) 26,731 1,658,124
Biotechnology 8.0%
AbbVie, Inc. 13,231 2,108,625
Biogen, Inc.* 2,054 571,074
Regeneron Pharmaceuticals,
Inc.* 1,738 1,428,062
Vertex Pharmaceuticals, Inc.* 2,730 860,141
4,967,902
Broadline Retail 3.6%
Amazon.com, Inc.* 21,978 2,270,108
Building Products 1.3%
Trane Technologies plc 4,492 826,438
Capital Markets 5.4%
Ameriprise Financial, Inc. 2,231 683,801
Morgan Stanley 16,056 1,409,717
S&P Global, Inc. 3,601 1,241,517
3,335,035
Chemicals 2.7%
Eastman Chemical Co. 6,420 541,463
PPG Industries, Inc. 8,375 1,118,732
1,660,195
Construction Materials 1.0%
Vulcan Materials Co. 3,456 592,911
Consumer Finance 1.1%
American Express Co. 4,070 671,346
Consumer Staples Distribution & Retail 0.8%
Dollar General Corp. 2,457 517,100
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc. 14,539 565,422
Electric Utilities 4.8%
NextEra Energy, Inc. 26,089 2,010,940
PG&E Corp.* 40,034 647,350
Xcel Energy, Inc. 4,787 322,835
2,981,125
Electrical Equipment 2.0%
Eaton Corp. plc 7,370 1,262,776
Energy Equipment & Services 2.1%
Baker Hughes Co. 45,008 1,298,931
Financial Services 2.4%
Mastercard, Inc., Class A 4,047 1,470,720
Ground Transportation 2.3%
Norfolk Southern Corp. 4,371 926,652
Common Stocks
Shares Value ($)
Ground Transportation
Uber Technologies, Inc.* 16,685 528,914
1,455,566
Health Care Equipment & Supplies 0.9%
Boston Scientific Corp.* 11,181 559,385
Health Care Providers & Services 3.3%
UnitedHealth Group, Inc. 4,376 2,068,054
Hotels, Restaurants & Leisure 2.3%
McDonald's Corp. 5,142 1,437,755
Industrial REITs 2.5%
Prologis, Inc. 12,391 1,546,025
Insurance 1.2%
Progressive Corp. (The) 5,356 766,229
Interactive Media & Services 5.1%
Alphabet, Inc., Class A* 24,352 2,526,033
Meta Platforms, Inc., Class A* 2,944 623,951
3,149,984
Machinery 2.1%
Deere & Co. 3,185 1,315,023
Oil, Gas & Consumable Fuels 3.1%
ConocoPhillips 8,819 874,933
Pioneer Natural Resources
Co. 5,232 1,068,584
1,943,517
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co. 22,183 1,537,504
Professional Services 0.5%
Leidos Holdings, Inc. 3,253 299,471
Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc.* 4,464 437,516
ASML Holding NV
(Registered), ADR-NL 323 219,869
NVIDIA Corp. 5,296 1,471,070
NXP Semiconductors NV 9,753 1,818,691
Teradyne, Inc. 3,172 341,022
4,288,168
Software 11.6%
Intuit, Inc. 1,770 789,119
Microsoft Corp. 19,503 5,622,715
Oracle Corp. 8,793 817,046
7,228,880
Specialty Retail 3.2%
Lowe's Cos., Inc. 7,221 1,443,983
TJX Cos., Inc. (The) 7,256 568,580
2,012,563
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. 21,113 3,481,534
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., Class B 6,248 766,255
Total Investments
(cost $56,030,186) — 99.2% 61,706,957
Other assets in excess of liabilities — 0.8% 509,307
NET ASSETS — 100.0%
$ 62,216,264

NVIT J.P. Morgan U.S. Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 29
* Denotes a non-income producing security. ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

30 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT J.P. Morgan U.S. Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2023, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 61,706,957 $ – $ – $ 61,706,957
Total $ 61,706,957 $ – $ – $ 61,706,957
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 99.4%
Shares Value ($)
Automobiles 4.1%
Tesla, Inc.* 788 163,479
Broadline Retail 4.0%
Amazon.com, Inc.* 944 97,506
MercadoLibre, Inc.* 48 63,267
160,773
Communications Equipment 0.3%
Ciena Corp.* 271 14,233
Electrical Equipment 0.6%
Rockwell Automation, Inc. 82 24,063
Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A 743 60,718
Jabil, Inc. 480 42,317
103,035
Entertainment 4.9%
Netflix, Inc.* 333 115,045
Take-Two Interactive Software,
Inc.* 446 53,208
Walt Disney Co. (The)* 266 26,634
194,887
Ground Transportation 1.8%
Uber Technologies, Inc.* 2,273 72,054
Health Care Equipment & Supplies 1.3%
Dexcom, Inc.* 463 53,791
Health Care Technology 0.9%
Veeva Systems, Inc., Class A* 191 35,104
Hotels, Restaurants & Leisure 2.6%
Booking Holdings, Inc.* 40 106,096
Interactive Media & Services 7.3%
Alphabet, Inc., Class C* 1,065 110,760
Meta Platforms, Inc., Class A* 857 181,633
292,393
IT Services 5.8%
Globant SA* 6 984
MongoDB, Inc.* 311 72,500
Okta, Inc.* 619 53,383
Shopify, Inc., Class A* 1,174 56,282
Snowflake, Inc., Class A* 311 47,984
231,133
Media 1.6%
Trade Desk, Inc. (The), Class
A* 1,039 63,286
Semiconductors & Semiconductor Equipment 27.1%
Advanced Micro Devices, Inc.* 1,249 122,414
Analog Devices, Inc. 525 103,541
ASML Holding NV
(Registered), ADR-NL 92 62,625
Broadcom, Inc. 65 41,700
Credo Technology Group
Holding Ltd.* 739 6,961
Entegris, Inc. 352 28,868
First Solar, Inc.* 298 64,815
GLOBALFOUNDRIES, Inc.*(a) 517 37,317
Lam Research Corp. 166 88,000
Marvell Technology, Inc. 1,348 58,368
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
MKS Instruments, Inc. 425 37,664
Monolithic Power Systems,
Inc. 122 61,066
NVIDIA Corp. 552 153,329
QUALCOMM, Inc. 604 77,058
Rambus, Inc.* 320 16,403
Teradyne, Inc. 389 41,821
Universal Display Corp. 235 36,456
Wolfspeed, Inc.* 746 48,453
1,086,859
Software 31.5%
Adobe, Inc.* 276 106,362
Atlassian Corp., Class A* 214 36,630
Confluent, Inc., Class A* 1,849 44,505
Crowdstrike Holdings, Inc.,
Class A* 327 44,884
Datadog, Inc., Class A* 493 35,821
Elastic NV* 530 30,687
HashiCorp, Inc., Class A* 527 15,436
HubSpot, Inc.* 193 82,749
Intuit, Inc. 168 74,900
Microsoft Corp. 271 78,129
Oracle Corp. 1,470 136,592
Palo Alto Networks, Inc.* 143 28,563
Procore Technologies, Inc.* 810 50,730
Salesforce, Inc.* 534 106,683
ServiceNow, Inc.* 166 77,144
Synopsys, Inc.* 363 140,209
Workday, Inc., Class A* 547 112,977
Zoom Video Communications,
Inc., Class A* 400 29,536
Zscaler, Inc.* 271 31,661
1,264,198
Specialized REITs 1.4%
Equinix, Inc. 81 58,404
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. 386 63,651
Total Common Stocks
(cost $3,679,298) 3,987,439
Repurchase Agreements 0.9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $30,423,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $31,018.(b) 30,410 30,410

NVIT J.P. Morgan US Technology Leaders Fund - March 31, 2023 (Unaudited) - Statement of Investments - 33
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.83%, dated 3/31/2023,
due 4/3/2023,
repurchase price
$6,745, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value $6,877.
(b) 6,742 6,742
Total Repurchase Agreements
(cost $37,152) 37,152
Total Investments
(cost $3,716,450) — 100.3% 4,024,591
Liabilities in excess of other assets — (0.3)% (11,642)
NET ASSETS — 100.0%
$ 4,012,949
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $37,245, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $37,152.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $37,152.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

34 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT J.P. Morgan US Technology Leaders Fund - March 31, 2023 (Unaudited) - Statement of Investments - 35
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,987,439 $ – $ – $ 3,987,439
Repurchase Agreements – 37,152 – 37,152
Total $ 3,987,439 $ 37,152 $ – $ 4,024,591
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Allspring Discovery Fund - March 31, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 96.6%
Shares Value ($)
BRAZIL 3.1%
Broadline Retail 2.4%
MercadoLibre, Inc. * 8,138 10,726,373
Financial Services 0.7%
StoneCo Ltd.
, Class A
* 318,284 3,036,429
13,762,802
CANADA 0.7%
Commercial Services & Supplies 0.7%
Ritchie Bros Auctioneers, Inc. 54,900 3,090,321
DENMARK 0.8%
Biotechnology 0.8%
Ascendis Pharma A/S, ADR * 31,314 3,357,487
INDIA 2.6%
Professional Services 2.6%
WNS Holdings Ltd., ADR * 121,912 11,358,541
ISRAEL 1.4%
Broadline Retail 1.4%
Global-e Online Ltd. *(a) 197,728 6,372,773
SWITZERLAND 1.6%
Biotechnology 0.4%
CRISPR Therapeutics AG *(a) 41,312 1,868,542
Textiles, Apparel & Luxury Goods 1.2%
On Holding AG
, Class A
* 165,952 5,149,490
7,018,032
UNITED STATES 86.4%
Aerospace & Defense 2.2%
Axon Enterprise, Inc. *(a) 43,439 9,767,259
Biotechnology 3.8%
Exact Sciences Corp. *(a) 86,000 5,831,660
Mirati Therapeutics, Inc. * 30,287 1,126,071
Natera, Inc. *(a) 75,700 4,202,864
Sarepta Therapeutics, Inc. * 34,529 4,759,132
Zentalis Pharmaceuticals, Inc. *(a) 46,080 792,576
16,712,303
Building Products 2.1%
Advanced Drainage Systems, Inc.
(a) 50,350 4,239,974
Trex Co., Inc. * 101,680 4,948,765
9,188,739
Capital Markets 3.8%
MarketAxess Holdings, Inc. 27,519 10,767,910
Morningstar, Inc. 29,500 5,989,385
16,757,295
Commercial Services & Supplies 5.6%
Casella Waste Systems, Inc.
,
Class A
* 130,259 10,767,209
Rollins, Inc. 164,438 6,171,358
Tetra Tech, Inc. (a) 58,323 8,568,232
25,506,799
Diversified Consumer Services 0.7%
Mister Car Wash, Inc. *(a) 339,078 2,922,852
Electronic Equipment, Instruments & Components 6.1%
Novanta, Inc. * 61,873 9,843,376
Teledyne Technologies, Inc. * 30,887 13,817,608
Common Stocks
Shares Value ($)
UNITED STATES
Electronic Equipment, Instruments & Components
Zebra Technologies Corp.
, Class
A
* 12,600 4,006,800
27,667,784
Entertainment 3.0%
Liberty Media Corp.-Liberty
Formula One
, Class C
* 107,941 8,077,225
Warner Music Group Corp.
, Class
A
163,645 5,460,834
13,538,059
Ground Transportation 2.8%
JB Hunt Transport Services, Inc. 31,900 5,597,174
Saia, Inc. *(a) 24,861 6,764,181
12,361,355
Health Care Equipment & Supplies 8.4%
Dexcom, Inc. * 37,964 4,410,658
ICU Medical, Inc. *(a) 36,180 5,968,253
Inari Medical, Inc. *(a) 69,522 4,292,288
Inspire Medical Systems, Inc. * 30,320 7,097,002
iRhythm Technologies, Inc. *(a) 47,736 5,920,696
Shockwave Medical, Inc. * 31,571 6,845,540
TransMedics Group, Inc. * 42,300 3,203,379
37,737,816
Health Care Providers & Services 3.1%
HealthEquity, Inc. * 103,500 6,076,485
Option Care Health, Inc. * 241,952 7,686,815
13,763,300
Hotels, Restaurants & Leisure 5.5%
Chipotle Mexican Grill, Inc. * 4,200 7,174,818
Hyatt Hotels Corp.
, Class A
* 36,355 4,064,125
MGM Resorts International 130,300 5,787,926
Wingstop, Inc. 39,878 7,320,804
24,347,673
Industrial REITs 2.3%
Rexford Industrial Realty, Inc. 170,276 10,156,963
Insurance 0.6%
Goosehead Insurance, Inc.
, Class
A
*(a) 47,025 2,454,705
Interactive Media & Services 2.3%
IAC, Inc. * 105,699 5,454,068
ZoomInfo Technologies, Inc.
, Class
A
* 192,231 4,750,028
10,204,096
IT Services 2.8%
Globant SA * 44,875 7,359,948
MongoDB, Inc. * 20,939 4,881,300
12,241,248
Leisure Products 1.2%
Topgolf Callaway Brands Corp.
*(a) 246,574 5,330,930
Life Sciences Tools & Services 4.3%
Bio-Rad Laboratories, Inc.
, Class
A
* 13,048 6,250,253
Bio-Techne Corp. 118,456 8,788,251
Waters Corp. * 12,700 3,932,301
18,970,805
Machinery 1.5%
RBC Bearings, Inc. * 28,500 6,632,805

2 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Metals & Mining 1.0%
ATI, Inc. *(a) 114,500 4,518,170
Personal Care Products 2.5%
BellRing Brands, Inc. * 200,400 6,813,600
Coty, Inc.
, Class A
* 373,700 4,506,822
11,320,422
Professional Services 1.4%
FTI Consulting, Inc. *(a) 31,100 6,137,585
Residential REITs 1.7%
Equity LifeStyle Properties, Inc. 113,192 7,598,579
Semiconductors & Semiconductor Equipment 4.5%
Entegris, Inc. (a) 69,700 5,716,097
Impinj, Inc. *(a) 59,716 8,092,712
Monolithic Power Systems, Inc. 8,100 4,054,374
Wolfspeed, Inc. *(a) 34,500 2,240,775
20,103,958
Software 9.9%
BILL Holdings, Inc. *(a) 55,365 4,492,316
CCC Intelligent Solutions
Holdings, Inc. *(a) 620,804 5,568,612
Confluent, Inc.
, Class A
* 229,700 5,528,879
Fair Isaac Corp. * 11,200 7,870,128
HubSpot, Inc. * 14,072 6,033,370
Olo, Inc.
, Class A
*(a) 393,129 3,207,933
Tyler Technologies, Inc. * 20,300 7,199,192
Zscaler, Inc. * 38,500 4,497,955
44,398,385
Trading Companies & Distributors 3.3%
SiteOne Landscape Supply, Inc.
*(a) 49,932 6,834,193
Watsco, Inc. (a) 24,100 7,667,656
14,501,849
384,841,734
Total Common Stocks
(cost $384,476,238) 429,801,690
Repurchase Agreements 2.0%
Principal
Amount ($)
Bank of America NA, 4.82%,
dated 3/31/2023, due
4/3/2023, repurchase price
$5,002,009, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
7/20/2049; total market value
$5,100,000.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023, due
4/3/2023, repurchase price
$1,173,923, collateralized
by U.S. Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $1,196,921.(b) 1,173,452 1,173,452
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.83%, dated
3/31/2023, due 4/3/2023,
repurchase price $2,701,087,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
7/16/2023 - 2/20/2073; total
market value $2,754,000.(b) 2,700,000 2,700,000
Total Repurchase Agreements
(cost $8,873,452) 8,873,452
Total Investments
(cost $393,349,690) — 98.6% 438,675,142
Other assets in excess of liabilities — 1.4% 6,374,214
NET ASSETS — 100.0%
$ 445,049,356
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $77,580,306, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,873,452 and by $68,985,367 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$77,858,819.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $8,873,452.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

NVIT Allspring Discovery Fund - March 31, 2023 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

4 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Allspring Discovery Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 429,801,690 $ – $ – $ 429,801,690
Repurchase Agreements – 8,873,452 – 8,873,452
Total $ 429,801,690 $ 8,873,452 $ – $ 438,675,142
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT AQR Large Cap Defensive Style Fund - March 31, 2023 (Unaudited) - Statement of Investments - 5
Common Stocks 97.2%
Shares Value ($)
Aerospace & Defense 1.3%
Lockheed Martin Corp. 14,670 6,934,949
Northrop Grumman Corp. 3,311 1,528,755
8,463,704
Air Freight & Logistics 2.7%
CH Robinson Worldwide, Inc.
(a) 75,716 7,523,899
Expeditors International of
Washington, Inc. 68,492 7,542,339
United Parcel Service, Inc.,
Class B 15,618 3,029,736
18,095,974
Banks 2.1%
Bank of America Corp. 51,919 1,484,883
Citigroup, Inc. 21,161 992,239
First Citizens BancShares ,
Inc., Class A 860 836,866
JPMorgan Chase & Co. 45,431 5,920,114
Wells Fargo & Co. 116,555 4,356,826
13,590,928
Beverages 4.0%
Brown-Forman Corp., Class B 4,946 317,879
Coca-Cola Co. (The) 114,567 7,106,591
Monster Beverage Corp.* 177,536 9,588,719
PepsiCo, Inc. 52,755 9,617,237
26,630,426
Biotechnology 4.7%
AbbVie, Inc. 10,795 1,720,399
Amgen, Inc. 28,875 6,980,531
Gilead Sciences, Inc. 47,837 3,969,036
Regeneron Pharmaceuticals,
Inc.* 12,430 10,213,358
United Therapeutics Corp.* 15,613 3,496,687
Vertex Pharmaceuticals, Inc.* 14,951 4,710,612
31,090,623
Capital Markets 2.1%
Charles Schwab Corp. (The) 95,897 5,023,085
CME Group, Inc. 19,698 3,772,561
LPL Financial Holdings, Inc. 21,791 4,410,498
MarketAxess Holdings, Inc. 2,112 826,405
14,032,549
Chemicals 1.9%
Air Products & Chemicals, Inc. 4,353 1,250,225
CF Industries Holdings, Inc. 18,817 1,364,044
Corteva , Inc. 41,820 2,522,164
LyondellBasell Industries NV,
Class A 81,287 7,632,037
12,768,470
Commercial Services & Supplies 2.7%
Copart , Inc.* 30,316 2,280,066
Republic Services, Inc. 46,426 6,277,724
Rollins, Inc. 13,275 498,211
Waste Management, Inc. 55,836 9,110,760
18,166,761
Communications Equipment 0.8%
Cisco Systems, Inc. 102,561 5,361,376
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 4.3%
Casey's General Stores, Inc. 909 196,762
Costco Wholesale Corp. 18,820 9,351,093
Dollar General Corp. 2,901 610,545
Kroger Co. (The) 105,036 5,185,627
Target Corp.(a) 20,739 3,435,001
Walmart, Inc. 66,957 9,872,810
28,651,838
Containers & Packaging 0.3%
AptarGroup, Inc. 2,115 249,972
Packaging Corp. of America(a) 14,863 2,063,430
2,313,402
Diversified Consumer Services 0.0%
†
Grand Canyon Education,
Inc.* 1,934 220,283
Diversified Telecommunication Services 2.0%
AT&T, Inc. 171,201 3,295,619
Verizon Communications, Inc. 253,798 9,870,204
13,165,823
Electric Utilities 4.1%
Alliant Energy Corp. 5,271 281,471
American Electric Power Co.,
Inc. 50,073 4,556,142
Avangrid , Inc.(a) 36,454 1,453,785
Duke Energy Corp. 44,721 4,314,235
Evergy , Inc. 38,619 2,360,393
Eversource Energy 42,108 3,295,372
IDACORP, Inc.(a) 11,736 1,271,361
Pinnacle West Capital Corp. 51,644 4,092,271
Xcel Energy, Inc. 76,481 5,157,879
26,782,909
Electrical Equipment 0.7%
Eaton Corp. plc 26,238 4,495,619
Emerson Electric Co. 3,482 303,421
4,799,040
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., Class A 4,939 403,615
Entertainment 1.4%
Electronic Arts, Inc. 45,158 5,439,281
Take-Two Interactive Software,
Inc.* 5,816 693,849
World Wrestling Entertainment,
Inc., Class A 36,057 3,290,562
9,423,692
Financial Services 1.9%
Mastercard , Inc., Class A 8,059 2,928,721
TFS Financial Corp.(a) 15,133 191,130
Visa, Inc., Class A(a) 40,520 9,135,639
12,255,490
Food Products 5.9%
Archer-Daniels-Midland Co. 8,856 705,469
Campbell Soup Co. 19,202 1,055,726
Flowers Foods, Inc. 112,210 3,075,676
General Mills, Inc. 50,887 4,348,803
Hershey Co. (The) 38,005 9,668,852
Hormel Foods Corp.(a) 152,248 6,071,650
J M Smucker Co. (The) 23,729 3,734,233

6 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Food Products
Kellogg Co. 21,078 1,411,383
McCormick & Co., Inc. (Non-
Voting)(a) 26,377 2,194,830
Mondelez International, Inc.,
Class A 92,274 6,433,343
Seaboard Corp. 71 267,671
38,967,636
Ground Transportation 2.6%
JB Hunt Transport Services,
Inc. 22,716 3,985,749
Landstar System, Inc.(a) 27,300 4,893,798
Old Dominion Freight Line, Inc. 13,450 4,584,298
U-Haul Holding Co.(a) 4,550 271,408
U-Haul Holding Co. (Non-
Voting)(a) 36,204 1,877,177
Union Pacific Corp. 9,445 1,900,901
17,513,331
Health Care Equipment & Supplies 3.1%
Abbott Laboratories 84,286 8,534,800
Becton Dickinson & Co. 12,973 3,211,336
Envista Holdings Corp.*(a) 18,010 736,249
Hologic , Inc.* 12,645 1,020,452
Medtronic plc 55,553 4,478,683
Stryker Corp. 8,166 2,331,148
20,312,668
Health Care Providers & Services 5.7%
Chemed Corp. 7,039 3,785,222
Cigna Group (The) 4,454 1,138,131
CVS Health Corp. 57,477 4,271,116
Elevance Health, Inc. 9,894 4,549,360
Humana, Inc. 17,369 8,431,955
McKesson Corp. 11,509 4,097,779
Molina Healthcare, Inc.* 971 259,733
Premier, Inc., Class A 30,625 991,331
Quest Diagnostics, Inc. 10,333 1,461,913
UnitedHealth Group, Inc. 17,891 8,455,108
37,441,648
Health Care Technology 0.1%
Veeva Systems, Inc., Class A* 4,094 752,436
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. 9,619 2,689,569
Wyndham Hotels & Resorts,
Inc. 2,800 189,980
2,879,549
Household Durables 0.3%
Garmin Ltd. 20,795 2,098,631
Household Products 3.8%
Church & Dwight Co., Inc. 36,791 3,252,692
Clorox Co. (The) 41,477 6,563,321
Colgate-Palmolive Co. 76,648 5,760,097
Kimberly-Clark Corp. 1,731 232,335
Procter & Gamble Co. (The) 64,388 9,573,852
25,382,297
Industrial Conglomerates 0.6%
3M Co. 25,461 2,676,206
Common Stocks
Shares Value ($)
Industrial Conglomerates
Honeywell International, Inc. 6,562 1,254,129
3,930,335
Insurance 5.0%
Allstate Corp. (The) 29,593 3,279,200
Aon plc, Class A 1,560 491,852
Chubb Ltd. 15,976 3,102,220
Erie Indemnity Co., Class A 4,547 1,053,358
Everest Re Group Ltd. 5,518 1,975,554
Marsh & McLennan Cos., Inc. 21,592 3,596,148
Progressive Corp. (The) 67,293 9,626,937
Travelers Cos., Inc. (The) 25,638 4,394,610
Unum Group 98,751 3,906,589
White Mountains Insurance
Group Ltd. 936 1,289,331
32,715,799
Interactive Media & Services 1.4%
Alphabet, Inc., Class A* 58,060 6,022,564
Meta Platforms, Inc., Class A* 16,264 3,446,992
9,469,556
IT Services 1.5%
Accenture plc, Class A 13,497 3,857,578
International Business
Machines Corp. 44,834 5,877,289
9,734,867
Life Sciences Tools & Services 3.6%
Agilent Technologies, Inc. 3,763 520,573
Bio- Techne Corp. 4,656 345,429
Charles River Laboratories
International, Inc.* 2,170 437,949
Danaher Corp. 13,614 3,431,273
Mettler -Toledo International,
Inc.* 3,115 4,766,604
PerkinElmer, Inc. 18,467 2,460,912
QIAGEN NV* 5,163 237,137
Thermo Fisher Scientific, Inc. 16,860 9,717,598
Waters Corp.* 4,579 1,417,796
West Pharmaceutical
Services, Inc. 1,191 412,646
23,747,917
Machinery 1.8%
Caterpillar, Inc. 20,686 4,733,784
IDEX Corp. 6,181 1,427,997
Illinois Tool Works, Inc. 23,267 5,664,351
11,826,132
Media 0.6%
New York Times Co. (The),
Class A 93,951 3,652,815
Metals & Mining 0.2%
Newmont Corp. 18,652 914,321
Royal Gold, Inc.(a) 3,893 504,961
1,419,282
Multi-Utilities 3.8%
Ameren Corp. 60,196 5,200,332
Consolidated Edison, Inc.(a) 37,368 3,574,997
Dominion Energy, Inc. 51,756 2,893,678
DTE Energy Co. 37,547 4,112,898

NVIT AQR Large Cap Defensive Style Fund - March 31, 2023 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Multi-Utilities
Public Service Enterprise
Group, Inc. 55,811 3,485,397
WEC Energy Group, Inc. 59,197 5,611,284
24,878,586
Oil, Gas & Consumable Fuels 2.3%
ConocoPhillips 16,604 1,647,283
Coterra Energy, Inc.(a) 43,458 1,066,459
EOG Resources, Inc. 40,018 4,587,263
Exxon Mobil Corp. 17,250 1,891,635
Marathon Petroleum Corp. 33,331 4,494,019
Phillips 66 12,246 1,241,500
14,928,159
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 4,381 1,079,741
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co. 36,212 2,509,854
Eli Lilly & Co. 15,892 5,457,631
Johnson & Johnson 54,692 8,477,260
Merck & Co., Inc. 88,634 9,429,771
Pfizer, Inc. 72,491 2,957,633
Zoetis, Inc. 1,823 303,420
29,135,569
Professional Services 2.8%
Automatic Data Processing,
Inc. 13,213 2,941,610
Booz Allen Hamilton Holding
Corp. 24,374 2,259,226
CACI International, Inc., Class
A*(a) 14,002 4,148,513
FTI Consulting, Inc.*(a) 24,161 4,768,173
Leidos Holdings, Inc. 2,556 235,306
Paychex, Inc. 2,348 269,057
Robert Half International, Inc. 44,233 3,563,853
18,185,738
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. 3,981 2,553,971
Texas Instruments, Inc. 22,233 4,135,560
6,689,531
Software 2.7%
Adobe, Inc.* 2,432 937,220
Dolby Laboratories, Inc., Class
A 4,483 382,938
Gen Digital, Inc. 75,468 1,295,031
Microsoft Corp. 33,089 9,539,558
Oracle Corp. 47,828 4,444,178
Roper Technologies, Inc. 2,077 915,313
Tyler Technologies, Inc.* 802 284,421
17,798,659
Specialized REITs 0.8%
Public Storage(a) 16,657 5,032,746
Specialty Retail 2.4%
AutoZone, Inc.* 3,890 9,562,204
Home Depot, Inc. (The) 4,185 1,235,077
O'Reilly Automotive, Inc.* 6,237 5,295,088
16,092,369
Common Stocks
Shares Value ($)
Tobacco 1.7%
Altria Group, Inc. 59,912 2,673,273
Philip Morris International, Inc. 85,214 8,287,062
10,960,335
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 1,366 200,105
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.*(a) 64,994 9,413,731
Total Common Stocks
(cost $480,822,357) 642,457,071
Repurchase Agreements 0.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,603,010,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $1,501,908.
(b) 1,602,367 1,602,367
Pershing LLC,
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $800,322,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$816,000.(b) 800,000 800,000
Total Repurchase Agreements
(cost $2,402,367) 2,402,367
Total Investments
(cost $483,224,724) — 97.6% 644,859,438
Other assets in excess of liabilities — 2.4% 15,996,972
NET ASSETS — 100.0%
$ 660,856,410

8 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $45,906,986, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,402,367 and by $43,739,359 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 4/30/2023 – 11/15/2052, a total value of
$46,141,726.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $2,402,367.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 71 6/2023 USD 14,689,013 643,777
Net contracts 643,777
As of March 31, 2023, the Fund had $795,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT AQR Large Cap Defensive Style Fund - March 31, 2023 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund
Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 642,457,071 $ – $ – $ 642,457,071
Futures Contracts 643,777 – – 643,777
Repurchase Agreements – 2,402,367 – 2,402,367
Total $ 643,100,848 $ 2,402,367 $ – $ 645,503,215
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 643,777
Total $ 643,777
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Equity Dividend Fund - March 31, 2023 (Unaudited) - Statement of Investments - 11
Common Stocks 92.7%
Shares Value ($)
Aerospace & Defense 2.9%
Airbus SE 27,752 3,717,833
BAE Systems plc 537,150 6,511,877
L3Harris Technologies, Inc. 22,122 4,341,221
14,570,931
Automobile Components 0.5%
Lear Corp. 18,843 2,628,410
Automobiles 1.8%
General Motors Co. 249,551 9,153,531
Banks 10.1%
Bank of America Corp. 110,574 3,162,416
Citigroup, Inc. 282,880 13,264,243
Citizens Financial Group, Inc. 88,748 2,695,277
First Citizens BancShares,
Inc., Class A 9,454 9,199,687
JPMorgan Chase & Co. 62,476 8,141,248
Wells Fargo & Co. 369,320 13,805,182
50,268,053
Beverages 1.0%
Constellation Brands, Inc.,
Class A 21,498 4,856,183
Capital Markets 1.6%
Carlyle Group, Inc. (The) 64,270 1,996,226
Charles Schwab Corp. (The) 21,555 1,129,051
Intercontinental Exchange, Inc. 17,040 1,777,102
Raymond James Financial,
Inc. 30,524 2,846,973
7,749,352
Chemicals 1.0%
PPG Industries, Inc. 36,730 4,906,393
Communications Equipment 2.3%
Cisco Systems, Inc. 217,359 11,362,442
Consumer Staples Distribution & Retail 2.6%
Dollar General Corp. 39,785 8,373,151
Walmart, Inc. 30,406 4,483,365
12,856,516
Containers & Packaging 1.3%
Sealed Air Corp. 138,666 6,366,156
Diversified Telecommunication Services 2.0%
AT&T, Inc. 213,629 4,112,358
Verizon Communications, Inc. 144,592 5,623,183
9,735,541
Electric Utilities 1.6%
American Electric Power Co.,
Inc. 27,545 2,506,319
Exelon Corp. 62,755 2,628,807
PG&E Corp.*(a) 165,270 2,672,416
7,807,542
Entertainment 0.8%
Activision Blizzard, Inc. 45,910 3,929,437
Financial Services 3.3%
Apollo Global Management,
Inc. 36,212 2,287,150
Equitable Holdings, Inc. 70,028 1,778,011
Common Stocks
Shares Value ($)
Financial Services
Fidelity National Information
Services, Inc. 150,205 8,160,637
Visa, Inc., Class A(a) 19,528 4,402,783
16,628,581
Food Products 2.6%
Kraft Heinz Co. (The) 300,559 11,622,616
Mondelez International, Inc.,
Class A 20,287 1,414,410
13,037,026
Ground Transportation 0.5%
Union Pacific Corp. 12,885 2,593,235
Health Care Equipment & Supplies 7.5%
Baxter International, Inc. 263,372 10,682,368
Koninklijke Philips NV 320,755 5,855,661
Medtronic plc 160,838 12,966,760
Zimmer Biomet Holdings, Inc. 60,706 7,843,215
37,348,004
Health Care Providers & Services 7.7%
AmerisourceBergen Corp.(a) 17,066 2,732,437
Cardinal Health, Inc. 87,154 6,580,127
Cigna Group (The) 23,511 6,007,766
Elevance Health, Inc. 15,031 6,911,404
Humana, Inc. 10,463 5,079,368
Laboratory Corp. of America
Holdings 48,799 11,195,467
38,506,569
Household Durables 2.1%
Newell Brands, Inc. 215,525 2,681,131
Panasonic Holdings Corp. 608,600 5,447,167
Sony Group Corp. 27,200 2,472,867
10,601,165
Industrial Conglomerates 0.4%
Siemens AG (Registered) 13,152 2,128,898
Insurance 6.6%
Allstate Corp. (The) 27,179 3,011,705
American International Group,
Inc. 209,179 10,534,254
Fidelity National Financial, Inc. 148,359 5,182,180
First American Financial Corp. 9,120 507,619
Prudential plc 304,816 4,168,755
Willis Towers Watson plc 40,889 9,501,786
32,906,299
Interactive Media & Services 0.9%
Alphabet, Inc., Class A* 41,605 4,315,687
IT Services 2.4%
Cognizant Technology
Solutions Corp., Class A 193,960 11,817,983
Machinery 1.4%
Fortive Corp. 19,113 1,302,933
Komatsu Ltd. 210,100 5,212,365
Pentair plc 5,855 323,606
6,838,904
Media 2.9%
Comcast Corp., Class A 255,751 9,695,520

12 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
Media
Fox Corp., Class A 135,921 4,628,110
14,323,630
Multi-Utilities 1.5%
Public Service Enterprise
Group, Inc. 75,114 4,690,869
Sempra Energy 19,693 2,976,794
7,667,663
Oil, Gas & Consumable Fuels 6.3%
BP plc 2,490,772 15,768,942
ConocoPhillips 20,794 2,062,973
EQT Corp. 159,063 5,075,700
Hess Corp. 27,896 3,691,757
Shell plc 174,715 5,003,087
31,602,459
Personal Care Products 2.1%
Unilever plc, ADR-UK(a) 205,337 10,663,150
Pharmaceuticals 6.2%
AstraZeneca plc 40,720 5,651,942
Bayer AG (Registered) 134,788 8,585,462
Eli Lilly & Co. 8,351 2,867,901
Novo Nordisk A/S, ADR-DK 19,003 3,024,137
Sanofi 96,367 10,494,574
30,624,016
Professional Services 3.2%
Leidos Holdings, Inc. 78,904 7,263,902
SS&C Technologies Holdings,
Inc. 151,932 8,579,600
15,843,502
Software 2.0%
Microsoft Corp. 35,066 10,109,528
Specialty Retail 0.4%
Ross Stores, Inc. 20,405 2,165,583
Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(a) 5,053 6,246,495
Textiles, Apparel & Luxury Goods 0.5%
Ralph Lauren Corp.(a) 21,193 2,472,587
Tobacco 0.9%
British American Tobacco plc,
ADR-UK(a) 134,339 4,717,986
Wireless Telecommunication Services 0.5%
Rogers Communications, Inc.,
Class B 51,351 2,380,042
Total Common Stocks
(cost $423,424,181) 461,729,479
Master Limited Partnership 2.4%
Oil, Gas & Consumable Fuels 2.4%
Enterprise Products Partners
LP 452,948 11,731,353
Total Master Limited Partnership
(cost  $10,307,639)
11,731,353
Repurchase Agreement 0.9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $4,315,854,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $4,400,406.
(b) 4,314,124 4,314,124
Total Repurchase Agreement
(cost $4,314,124) 4,314,124
Total Investments
(cost $438,045,944) — 96.0% 477,774,956
Other assets in excess of liabilities — 4.0% 20,121,763
NET ASSETS — 100.0%
$ 497,896,719
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $24,418,584, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,314,124 and by $20,743,152 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$25,057,276.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $4,314,124.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom

NVIT BlackRock Equity Dividend Fund - March 31, 2023 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

14 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BlackRock Equity Dividend Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,341,221 $ 10,229,710 $ – $ 14,570,931
Automobile Components 2,628,410 – – 2,628,410
Automobiles 9,153,531 – – 9,153,531
Banks 50,268,053 – – 50,268,053
Beverages 4,856,183 – – 4,856,183
Capital Markets 7,749,352 – – 7,749,352
Chemicals 4,906,393 – – 4,906,393
Communications Equipment 11,362,442 – – 11,362,442
Consumer Staples Distribution & Retail 12,856,516 – – 12,856,516
Containers & Packaging 6,366,156 – – 6,366,156
Diversified Telecommunication Services 9,735,541 – – 9,735,541
Electric Utilities 7,807,542 – – 7,807,542
Entertainment 3,929,437 – – 3,929,437
Financial Services 16,628,581 – – 16,628,581
Food Products 13,037,026 – – 13,037,026
Ground Transportation 2,593,235 – – 2,593,235
Health Care Equipment & Supplies 31,492,343 5,855,661 – 37,348,004
Health Care Providers & Services 38,506,569 – – 38,506,569
Household Durables 2,681,131 7,920,034 – 10,601,165
Industrial Conglomerates – 2,128,898 – 2,128,898
Insurance 28,737,544 4,168,755 – 32,906,299
Interactive Media & Services 4,315,687 – – 4,315,687
IT Services 11,817,983 – – 11,817,983
Machinery 1,626,539 5,212,365 – 6,838,904
Media 14,323,630 – – 14,323,630
Multi-Utilities 7,667,663 – – 7,667,663
Oil, Gas & Consumable Fuels 10,830,430 20,772,029 – 31,602,459
Personal Care Products 10,663,150 – – 10,663,150
Pharmaceuticals 5,892,038 24,731,978 – 30,624,016
Professional Services 15,843,502 – – 15,843,502
Software 10,109,528 – – 10,109,528
Specialty Retail 2,165,583 – – 2,165,583
Technology Hardware, Storage & Peripherals – 6,246,495 – 6,246,495
Textiles, Apparel & Luxury Goods 2,472,587 – – 2,472,587
Tobacco 4,717,986 – – 4,717,986
Wireless Telecommunication Services 2,380,042 – – 2,380,042
Total Common Stocks $ 374,463,554 $ 87,265,925 $ – $ 461,729,479
Master Limited Partnership 11,731,353 – – 11,731,353
Repurchase Agreement – 4,314,124 – 4,314,124
Total $ 386,194,907 $ 91,580,049 $ – $ 477,774,956
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund) - March 31, 2023 (Unaudited) - Statement of
Investments - 15
Common Stocks 96.7%
Shares Value ($)
Capital Markets 7.2%
Charles Schwab Corp. (The) 16,661 872,703
Intercontinental Exchange, Inc. 27,080 2,824,173
Moody's Corp. 3,072 940,094
S&P Global, Inc. 7,725 2,663,348
7,300,318
Chemicals 7.2%
Air Products & Chemicals, Inc. 5,464 1,569,315
Ecolab, Inc. 16,825 2,785,042
Linde plc 8,163 2,901,457
7,255,814
Consumer Staples Distribution & Retail 3.4%
Costco Wholesale Corp. 1,795 891,882
Dollar General Corp. 11,917 2,508,052
3,399,934
Containers & Packaging 0.9%
Ball Corp. 15,891 875,753
Electronic Equipment, Instruments & Components 3.4%
Amphenol Corp., Class A 32,894 2,688,098
TE Connectivity Ltd. 5,471 717,521
3,405,619
Entertainment 1.0%
Electronic Arts, Inc. 8,639 1,040,568
Financial Services 13.9%
Fidelity National Information
Services, Inc. 12,228 664,347
Fiserv, Inc.* 21,351 2,413,303
Mastercard, Inc., Class A 12,746 4,632,024
PayPal Holdings, Inc.* 21,220 1,611,447
Visa, Inc., Class A 20,847 4,700,165
14,021,286
Health Care Equipment & Supplies 1.5%
IDEXX Laboratories, Inc.* 2,059 1,029,665
Intuitive Surgical, Inc.* 1,820 464,955
1,494,620
Hotels, Restaurants & Leisure 1.5%
Starbucks Corp. 14,540 1,514,050
Insurance 3.2%
Aon plc, Class A 4,175 1,316,336
Marsh & McLennan Cos., Inc. 11,615 1,934,478
3,250,814
Interactive Media & Services 4.9%
Alphabet, Inc., Class C* 47,673 4,957,992
IT Services 4.6%
Accenture plc, Class A 3,855 1,101,797
Common Stocks
Shares Value ($)
IT Services
Gartner, Inc.* 8,314 2,708,452
VeriSign, Inc.* 4,021 849,758
4,660,007
Life Sciences Tools & Services 10.3%
Agilent Technologies, Inc. 11,573 1,601,009
Danaher Corp. 16,778 4,228,727
Thermo Fisher Scientific, Inc. 7,932 4,571,767
10,401,503
Machinery 3.8%
IDEX Corp. 7,058 1,630,610
Xylem, Inc. 20,624 2,159,333
3,789,943
Personal Care Products 1.5%
Estee Lauder Cos., Inc. (The),
Class A 6,311 1,555,409
Pharmaceuticals 3.1%
Zoetis, Inc. 18,961 3,155,869
Professional Services 3.8%
Verisk Analytics, Inc. 19,951 3,827,799
Semiconductors & Semiconductor Equipment 1.0%
Texas Instruments, Inc. 5,661 1,053,003
Software 8.2%
Adobe, Inc.* 4,395 1,693,701
Intuit, Inc. 3,701 1,650,017
Microsoft Corp. 17,064 4,919,551
8,263,269
Specialized REITs 3.6%
American Tower Corp. 13,467 2,751,847
Crown Castle, Inc. 6,879 920,685
3,672,532
Specialty Retail 7.0%
Lowe's Cos., Inc. 6,323 1,264,410
O'Reilly Automotive, Inc.* 2,337 1,984,066
TJX Cos., Inc. (The) 48,571 3,806,024
7,054,500
Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., Class B 13,872 1,701,262
Total Investments
(cost $89,435,914) — 96.7% 97,651,864
Other assets in excess of liabilities — 3.3% 3,295,485
NET ASSETS — 100.0%
$ 100,947,349
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

16 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S.
Equity Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund) - March 31, 2023 (Unaudited) - Statement of
Investments - 17
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 97,651,864 $ – $ – $ 97,651,864
Total $ 97,651,864 $ – $ – $ 97,651,864
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund (formerly, NVIT Neuberger
Berman Multi-Cap Opportunities Fund)
Common Stocks 99.3%
Shares Value ($)
Air Freight & Logistics 2.8%
CH Robinson Worldwide, Inc. 11,287 1,121,589
Expeditors International of
Washington, Inc. 17,597 1,937,782
FedEx Corp. 12,448 2,844,243
5,903,614
Automobile Components 0.4%
Lear Corp. 5,799 808,903
Automobiles 2.4%
Ford Motor Co. 194,497 2,450,662
General Motors Co. 70,234 2,576,183
5,026,845
Banks 1.0%
Comerica, Inc. 19,096 829,148
Cullen/Frost Bankers, Inc. 3,766 396,711
Zions Bancorp NA 31,546 944,172
2,170,031
Beverages 0.7%
Monster Beverage Corp.* 25,950 1,401,560
Biotechnology 3.2%
Exelixis, Inc.* 19,192 372,517
Incyte Corp.* 19,333 1,397,196
Mirati Therapeutics, Inc.* 2,649 98,490
Neurocrine Biosciences, Inc.* 2,975 301,129
Sarepta Therapeutics, Inc.* 4,354 600,112
Ultragenyx Pharmaceutical,
Inc.* 6,488 260,169
Vertex Pharmaceuticals, Inc.* 11,786 3,713,415
6,743,028
Broadline Retail 2.3%
Amazon.com, Inc.* 45,665 4,716,738
Dillard's, Inc., Class A 494 151,994
4,868,732
Building Products 1.1%
Trane Technologies plc 12,365 2,274,913
Capital Markets 4.9%
Bank of New York Mellon
Corp. (The) 46,250 2,101,600
Charles Schwab Corp. (The) 45,026 2,358,462
Evercore, Inc., Class A 5,566 642,205
Interactive Brokers Group,
Inc., Class A 9,256 764,175
LPL Financial Holdings, Inc. 4,394 889,346
Northern Trust Corp. 17,626 1,553,379
Raymond James Financial,
Inc. 21,619 2,016,404
10,325,571
Chemicals 2.4%
Albemarle Corp. 5,825 1,287,558
Corteva, Inc. 37,272 2,247,874
Eastman Chemical Co. 8,266 697,154
Ginkgo Bioworks Holdings,
Inc.* 117,245 155,936
Mosaic Co. (The) 14,686 673,794
5,062,316
Commercial Services & Supplies 1.7%
Republic Services, Inc. 10,160 1,373,835
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Waste Management, Inc. 13,746 2,242,935
3,616,770
Communications Equipment 1.3%
F5, Inc.* 6,312 919,595
Juniper Networks, Inc. 56,244 1,935,919
2,855,514
Construction & Engineering 0.4%
AECOM 10,297 868,243
Consumer Finance 0.7%
American Express Co. 3,805 627,635
Synchrony Financial 28,865 839,394
1,467,029
Consumer Staples Distribution & Retail 1.7%
Target Corp. 21,198 3,511,025
Electric Utilities 1.6%
Constellation Energy Corp. 8,356 655,946
NRG Energy, Inc. 20,220 693,344
Pinnacle West Capital Corp. 9,530 755,157
PPL Corp. 45,389 1,261,360
3,365,807
Entertainment 2.6%
Live Nation Entertainment,
Inc.* 10,308 721,560
Netflix, Inc.* 13,828 4,777,297
5,498,857
Financial Services 1.2%
Fidelity National Information
Services, Inc. 48,409 2,630,061
Food Products 1.0%
Lamb Weston Holdings, Inc. 10,853 1,134,356
Post Holdings, Inc.* 9,983 897,172
2,031,528
Ground Transportation 0.4%
CSX Corp. 18,750 561,375
Lyft, Inc., Class A* 42,624 395,124
956,499
Health Care Equipment & Supplies 0.8%
Edwards Lifesciences Corp.* 18,595 1,538,365
Tandem Diabetes Care, Inc.* 3,297 133,891
1,672,256
Health Care Providers & Services 5.2%
Cigna Group (The) 1,239 316,602
DaVita, Inc.* 12,761 1,035,045
Elevance Health, Inc. 6,221 2,860,478
Guardant Health, Inc.* 8,549 200,388
HCA Healthcare, Inc. 12,194 3,215,314
McKesson Corp. 6,495 2,312,545
Molina Healthcare, Inc.* 2,742 733,457
Tenet Healthcare Corp.* 4,759 282,780
10,956,609
Health Care REITs 0.3%
Healthpeak Properties, Inc. 33,671 739,752
Hotels, Restaurants & Leisure 3.2%
Booking Holdings, Inc.* 1,445 3,832,733

NVIT Jacobs Levy Large Cap Core Fund (formerly, NVIT Neuberger Berman Multi-Cap Opportunities Fund) - March 31, 2023 (Unaudit-
ed) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Domino's Pizza, Inc. 1,894 624,774
Hilton Worldwide Holdings,
Inc. 15,698 2,211,377
6,668,884
Household Durables 0.8%
Lennar Corp., Class A 7,058 741,866
NVR, Inc.* 179 997,422
1,739,288
Insurance 4.8%
Allstate Corp. (The) 22,850 2,532,008
Aon plc, Class A 5,085 1,603,250
Brown & Brown, Inc. 22,174 1,273,231
Lincoln National Corp. 19,573 439,805
Progressive Corp. (The) 18,048 2,581,947
Ryan Specialty Holdings, Inc.,
Class A* 8,894 357,895
W R Berkley Corp. 22,638 1,409,442
10,197,578
Interactive Media & Services 4.7%
Alphabet, Inc., Class C* 29,112 3,027,648
Meta Platforms, Inc., Class A* 31,538 6,684,163
Snap, Inc., Class A* 24,156 270,789
9,982,600
IT Services 2.1%
EPAM Systems, Inc.* 4,777 1,428,323
Twilio, Inc., Class A* 4,165 277,514
VeriSign, Inc.* 12,992 2,745,599
4,451,436
Life Sciences Tools & Services 0.8%
IQVIA Holdings, Inc.* 7,391 1,469,996
Syneos Health, Inc.* 8,681 309,217
1,779,213
Machinery 2.7%
AGCO Corp. 8,266 1,117,563
Fortive Corp. 28,700 1,956,479
Oshkosh Corp. 5,692 473,461
Otis Worldwide Corp. 24,436 2,062,398
5,609,901
Metals & Mining 0.5%
Newmont Corp. 19,933 977,116
Multi-Utilities 1.0%
CMS Energy Corp. 10,129 621,718
DTE Energy Co. 13,637 1,493,797
2,115,515
Oil, Gas & Consumable Fuels 4.0%
APA Corp. 7,620 274,777
EOG Resources, Inc. 16,278 1,865,947
Marathon Oil Corp. 29,378 703,897
Marathon Petroleum Corp. 12,689 1,710,858
Phillips 66 15,235 1,544,524
Valero Energy Corp. 16,589 2,315,825
8,415,828
Passenger Airlines 0.3%
Southwest Airlines Co. 17,951 584,126
Common Stocks
Shares Value ($)
Pharmaceuticals 1.7%
Eli Lilly & Co. 9,337 3,206,512
Organon & Co. 15,380 361,738
3,568,250
Residential REITs 0.5%
Camden Property Trust 10,140 1,063,078
Semiconductors & Semiconductor Equipment 4.6%
Intel Corp. 131,808 4,306,167
Micron Technology, Inc. 46,301 2,793,802
Qorvo, Inc.* 10,960 1,113,207
Teradyne, Inc. 13,554 1,457,191
9,670,367
Software 11.7%
Adobe, Inc.* 12,207 4,704,212
Atlassian Corp., Class A* 3,374 577,528
Box, Inc., Class A* 13,138 351,967
Crowdstrike Holdings, Inc.,
Class A* 3,175 435,800
DocuSign, Inc.* 6,290 366,707
Dropbox, Inc., Class A* 44,337 958,566
Five9, Inc.* 2,855 206,388
Fortinet, Inc.* 49,780 3,308,379
Microsoft Corp. 31,295 9,022,348
New Relic, Inc.* 5,158 388,346
Nutanix, Inc., Class A* 8,429 219,070
Qualys, Inc.* 2,298 298,786
RingCentral, Inc., Class A* 8,847 271,337
ServiceNow, Inc.* 5,833 2,710,712
Splunk, Inc.* 5,854 561,281
Tenable Holdings, Inc.* 5,188 246,482
Zscaler, Inc.* 1,539 179,801
24,807,710
Specialized REITs 0.5%
SBA Communications Corp. 4,346 1,134,610
Specialty Retail 3.5%
AutoZone, Inc.* 1,551 3,812,591
O'Reilly Automotive, Inc.* 2,418 2,052,833
Ross Stores, Inc. 14,061 1,492,294
7,357,718
Technology Hardware, Storage & Peripherals 10.9%
Apple, Inc. 110,062 18,149,224
Dell Technologies, Inc., Class
C 25,559 1,027,727
HP, Inc. 50,520 1,482,762
NetApp, Inc. 16,736 1,068,594
Western Digital Corp.* 35,509 1,337,624
23,065,931
Tobacco 0.9%
Altria Group, Inc. 43,870 1,957,479
Total Investments
(cost $190,052,546) — 99.3% 209,902,091
Other assets in excess of liabilities — 0.7% 1,516,009
NET ASSETS — 100.0%
$ 211,418,100
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

20 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund (formerly, NVIT Neuberger
Berman Multi-Cap Opportunities Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Jacobs Levy Large Cap Core Fund (formerly, NVIT Neuberger Berman Multi-Cap Opportunities Fund) - March 31, 2023 (Unaudit-
ed) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 209,902,091 $ – $ – $ 209,902,091
Total $ 209,902,091 $ – $ – $ 209,902,091
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 96.7%
Shares Value ($)
Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc.
(a) 1,336 132,758
Expeditors International of
Washington, Inc. 23,432 2,580,332
2,713,090
Automobile Components 0.3%
Visteon Corp.* 4,195 657,902
Automobiles 0.6%
Tesla, Inc.* 7,020 1,456,369
Banks 0.3%
Western Alliance Bancorp 24,406 867,389
Beverages 1.7%
Monster Beverage Corp.* 79,244 4,279,968
Biotechnology 6.0%
ACADIA Pharmaceuticals,
Inc.* 28,969 545,197
Blueprint Medicines Corp.* 10,378 466,906
Exelixis , Inc.* 66,504 1,290,843
Incyte Corp.* 36,717 2,653,538
Ionis Pharmaceuticals, Inc.* 37,508 1,340,536
Neurocrine Biosciences, Inc.* 6,071 614,507
PTC Therapeutics, Inc.* 26,443 1,280,899
Sarepta Therapeutics, Inc.* 16,022 2,208,312
Ultragenyx Pharmaceutical,
Inc.* 13,844 555,144
Vertex Pharmaceuticals, Inc.* 13,806 4,349,856
15,305,738
Broadline Retail 2.7%
Amazon.com, Inc.* 67,020 6,922,496
Capital Markets 3.5%
Charles Schwab Corp. (The) 67,315 3,525,960
FactSet Research Systems,
Inc. 5,492 2,279,674
LPL Financial Holdings, Inc. 11,760 2,380,224
Morningstar, Inc. 3,264 662,690
8,848,548
Chemicals 1.5%
Albemarle Corp.(a) 9,122 2,016,327
FMC Corp. 7,823 955,423
Ginkgo Bioworks Holdings,
Inc.* 321,984 428,239
Mosaic Co. (The) 10,749 493,164
3,893,153
Communications Equipment 0.8%
Extreme Networks, Inc.* 28,118 537,616
Viavi Solutions, Inc.* 151,398 1,639,640
2,177,256
Construction & Engineering 0.7%
AECOM 21,476 1,810,856
Construction Materials 0.8%
Eagle Materials, Inc. 14,048 2,061,544
Consumer Staples Distribution & Retail 1.7%
Target Corp. 27,018 4,474,991
Common Stocks
Shares Value ($)
Diversified Consumer Services 0.1%
Chegg , Inc.* 21,220 345,886
Electrical Equipment 0.8%
Vertiv Holdings Co. 149,461 2,138,787
Energy Equipment & Services 0.1%
Patterson-UTI Energy, Inc. 15,270 178,659
Entertainment 3.2%
Live Nation Entertainment,
Inc.* 22,413 1,568,910
Netflix, Inc.* 13,186 4,555,499
Playtika Holding Corp.* 12,050 135,683
Roku, Inc.* 5,494 361,615
Spotify Technology SA* 10,880 1,453,786
8,075,493
Financial Services 0.6%
Shift4 Payments, Inc., Class
A* 11,066 838,803
WEX, Inc.* 3,502 643,983
1,482,786
Food Products 1.3%
Lamb Weston Holdings, Inc. 31,400 3,281,928
Ground Transportation 0.7%
Landstar System, Inc.(a) 5,150 923,189
Lyft, Inc., Class A* 101,586 941,702
1,864,891
Health Care Equipment & Supplies 1.4%
Dexcom , Inc.* 30,224 3,511,425
Tandem Diabetes Care, Inc.* 1,920 77,971
3,589,396
Health Care Providers & Services 5.0%
DaVita, Inc.* 14,956 1,213,081
Elevance Health, Inc. 8,096 3,722,622
HCA Healthcare, Inc. 11,670 3,077,146
McKesson Corp. 6,106 2,174,041
Molina Healthcare, Inc.* 8,755 2,341,875
UnitedHealth Group, Inc. 485 229,206
12,757,971
Hotels, Restaurants & Leisure 5.6%
Booking Holdings, Inc.* 1,945 5,158,938
Domino's Pizza, Inc. 1,461 481,940
Expedia Group, Inc.* 4,470 433,724
Hilton Worldwide Holdings,
Inc.(a) 19,944 2,809,511
Marriott International, Inc.,
Class A 20,207 3,355,170
SeaWorld Entertainment, Inc.* 3,664 224,640
Travel + Leisure Co. 47,269 1,852,945
14,316,868
Household Durables 1.4%
NVR, Inc.* 484 2,696,940
Sonos , Inc.*(a) 10,602 208,011
Tri Pointe Homes, Inc.* 23,328 590,665
3,495,616
Independent Power and Renewable Electricity Producers
0.9%
Vistra Corp. 96,565 2,317,560

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Insurance 2.4%
Everest Re Group Ltd. 2,082 745,398
Lincoln National Corp. 44,570 1,001,488
RenaissanceRe Holdings Ltd. 13,068 2,618,043
Ryan Specialty Holdings, Inc.,
Class A*(a) 44,900 1,806,776
6,171,705
Interactive Media & Services 3.6%
Alphabet, Inc., Class C* 79,840 8,303,360
Meta Platforms, Inc., Class A* 4,240 898,626
9,201,986
IT Services 3.5%
EPAM Systems, Inc.* 1,442 431,158
GoDaddy , Inc., Class A* 30,883 2,400,227
Twilio , Inc., Class A* 18,001 1,199,407
VeriSign, Inc.* 12,881 2,722,142
Wix.com Ltd.*(a) 22,422 2,237,715
8,990,649
Life Sciences Tools & Services 0.1%
Syneos Health, Inc.* 6,920 246,490
Machinery 2.6%
AGCO Corp. 23,030 3,113,656
Allison Transmission Holdings,
Inc. 68,932 3,118,484
Chart Industries, Inc.*(a) 3,989 500,220
6,732,360
Metals & Mining 0.2%
MP Materials Corp.* 18,975 534,905
Oil, Gas & Consumable Fuels 1.5%
Cheniere Energy, Inc. 24,632 3,882,003
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.(a) 4,700 254,787
Sylvamo Corp. 7,703 356,341
611,128
Professional Services 1.5%
CSG Systems International,
Inc. 20,941 1,124,531
Insperity , Inc. 19,607 2,383,231
TriNet Group, Inc.* 3,080 248,279
3,756,041
Residential REITs 0.7%
Camden Property Trust 16,185 1,696,835
Semiconductors & Semiconductor Equipment 3.3%
Allegro MicroSystems , Inc.* 13,000 623,870
Enphase Energy, Inc.* 4,733 995,255
Impinj , Inc.* 1,440 195,149
Lam Research Corp. 1,664 882,120
NVIDIA Corp. 11,072 3,075,469
Rambus, Inc.* 22,280 1,142,073
Semtech Corp.* 67,441 1,628,026
8,541,962
Software 20.5%
Adobe, Inc.* 7,191 2,771,196
Atlassian Corp., Class A* 17,813 3,049,051
Box, Inc., Class A* 72,224 1,934,881
CommVault Systems, Inc.* 32,587 1,848,986
Common Stocks
Shares Value ($)
Software
Crowdstrike Holdings, Inc.,
Class A* 21,200 2,909,912
DocuSign, Inc.* 31,120 1,814,296
Dropbox, Inc., Class A*(a) 39,311 849,904
Five9, Inc.* 5,097 368,462
Fortinet, Inc.* 68,840 4,575,106
Microsoft Corp. 79,791 23,003,745
New Relic, Inc.* 6,849 515,661
Nutanix , Inc., Class A* 52,627 1,367,776
Pegasystems , Inc. 25,777 1,249,669
Q2 Holdings, Inc.* 27,010 664,986
Qualys , Inc.* 8,928 1,160,819
RingCentral, Inc., Class A* 27,511 843,762
Tenable Holdings, Inc.* 23,542 1,118,481
Varonis Systems, Inc.* 46,509 1,209,699
Zscaler , Inc.* 10,342 1,208,256
52,464,648
Specialty Retail 5.4%
AutoZone, Inc.* 1,725 4,240,309
Murphy USA, Inc.(a) 9,975 2,574,049
O'Reilly Automotive, Inc.* 5,025 4,266,124
Ross Stores, Inc. 25,166 2,670,868
13,751,350
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. 92,790 15,301,071
Dell Technologies, Inc., Class
C 71,219 2,863,716
NetApp, Inc. 3,284 209,683
Pure Storage, Inc., Class A* 6,900 176,019
18,550,489
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp.* 3,562 1,601,297
Trading Companies & Distributors 0.6%
Boise Cascade Co. 20,277 1,282,520
Herc Holdings, Inc. 2,616 297,963
1,580,483
Total Common Stocks
(cost $201,234,710) 247,629,472

24 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $388,505,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $396,116.(b) 388,349 388,349
Total Repurchase Agreement
(cost $388,349) 388,349
Total Investments
(cost $201,623,059) — 96.9% 248,017,821
Other assets in excess of liabilities — 3.1% 7,828,047
NET ASSETS — 100.0%
$ 255,845,868
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $7,316,640, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $388,349 and by $7,010,215 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 4/15/2023 – 11/15/2052, a total value of $7,398,564.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $388,349.
REIT Real Estate Investment Trust

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 25
OTC Total return swap contracts outstanding as of March 31, 2023 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AECOM OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 5,121 4,302 4,302
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 2,353 2,071 2,071
Aon plc OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,468 14,217 14,217
Apellis
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,186 1,361 1,361
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 126,320 521,703 521,703
Arch Resources, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,719 25,049 25,049
Ardagh Metal
Packaging SA
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 94,682 11,362 11,362
ATI, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 800 712 712
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,007 61,486 61,486
Axcelis
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,260 5,576 5,576
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 1,668 1,268 1,268
Beacon Roofing
Supply, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 13,888 10,555 10,555
Boise Cascade Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,697 1,680 1,680
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,717 1,202 1,202
Cadence Bank Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 24,902 4,856 4,856
Cargurus , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 13,468 9,697 9,697
Cavco Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 1,806 23,026 23,026
CH Robinson
Worldwide, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 15,525 55,114 55,114

26 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Chegg , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,652 1,515 1,515
Chemours Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 19,457 3,113 3,113
Cigna Group (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 7,845 17,770 17,770
CSG Systems
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,075 10,890 10,890
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 6,592 395 395
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 14,904 39,347 39,347
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 8,627 32,006 32,006
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 9,986 3,195 3,195
Domino's Pizza, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,770 20,195 20,195
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 73,847 33,231 33,231
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,674 88,364 88,364
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 730 474 474
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 51,160 11,255 11,255
Expedia Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 20,117 40,234 40,234
Extreme Networks,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 14,391 18,277 18,277
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 405 3,382 3,382
Five9, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 11,550 83,622 83,622
Fluor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 5,938 7,304 7,304
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 7,305 12,711 12,711

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 27
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,220 5,313 5,313
Grocery Outlet
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 15,283 458 458
HCA Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 4,032 27,901 27,901
Hilton Worldwide
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,782 29,546 29,546
Impinj , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,835 8,092 8,092
Inari Medical, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,123 6,609 6,609
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,816 2,052 2,052
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 4,204 1,093 1,093
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 8,409 33,888 33,888
Liberty Media Corp-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,698 969 969
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 18,480 5,359 5,359
Mettler -Toledo
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,036 35,120 35,120
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 32,693 58,847 58,847
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,120 15,064 15,064
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 11,812 48,665 48,665
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,821 90,100 90,100
Nutanix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 10,041 7,229 7,229
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 1,215 9,684 9,684
Okta , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,150 12,607 12,607

28 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pegasystems , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 26,460 66,944 66,944
PJT Partners, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,745 2,162 2,162
Progyny , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 16,854 13,483 13,483
Prometheus
Biosciences, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 925 3,672 3,672
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 17,503 4,376 4,376
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,503 7,398 7,398
Q2 Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,528 15,721 15,721
Qualys , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 4,810 22,847 22,847
Rambus, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 5,458 19,430 19,430
RenaissanceRe
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 2,179 153 153
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 7,378 7,421 7,421
RH Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 1,468 3,171 3,171
Rogers Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 2,275 23,728 23,728
Ross Stores, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 3,151 11,533 11,533
Ryan Specialty
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,646 9,260 9,260
SeaWorld
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,103 55,072 55,072
Sonos , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 64,105 42,950 42,950
Stride, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 7,513 3,606 3,606
Syneos Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 18,410 12,887 12,887

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 29
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 7,188 13,298 13,298
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,633 22,532 22,532
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 23,730 5,458 5,458
Terex Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 47,650 72,428 72,428
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,742 23,656 23,656
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,074 11,784 11,784
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 7,608 22,063 22,063
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 12,145 12,509 12,509
Varonis Systems,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 6,496 7,276 7,276
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 37,999 22,799 22,799
Viavi Solutions, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 24,074 8,185 8,185
Visteon Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 644 232 232
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 3,194 2,196 2,196
Walker & Dunlop,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 7,182 15,298 15,298
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 28,912 23,419 23,419
Zscaler , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,417 20,946 20,946
– –
Total unrealized appreciation 2,191,006 2,191,006
– –
ACADIA
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 62,790 (10,046) (10,046)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 12,817 (19,461) (19,461)

30 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AeroVironment , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,020 (3,665) (3,665)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,517 (28,740) (28,740)
Altair Engineering,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 16,734 (36,480) (36,480)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 15,456 (32,767) (32,767)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 2,249 (1,220) (1,220)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 72,989 (56,202) (56,202)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 10,214 (14,912) (14,912)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 6,239 (72,934) (72,934)
Balchem Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 8,043 (10,617) (10,617)
BellRing Brands,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 21,637 (21,421) (21,421)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 24,690 (21,480) (21,480)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,393 (40,946) (40,946)
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,447 (4,136) (4,136)
Calix, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 4,271 (6,193) (6,193)
Central Garden &
Pet Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 19,426 (13,598) (13,598)
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 4,836 (7,399) (7,399)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,482 (38,648) (38,648)
Cloudflare , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 10,056 (45,956) (45,956)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 20,518 (29,956) (29,956)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 31
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Corning, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 35,329 (42,395) (42,395)
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 17,646 (11,293) (11,293)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 50,864 (50,864) (50,864)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,019 (24,242) (24,242)
Delek US Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 19,585 (3,721) (3,721)
DoorDash , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 20,985 (77,645) (77,645)
Dycom Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 4,893 (7,437) (7,437)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 7,748 (31,050) (31,050)
Fair Isaac Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,827 (8,331) (8,331)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 4,567 (5,435) (5,435)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,535 (58,567) (58,567)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,360 (31,528) (31,528)
GATX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 11,654 (38,109) (38,109)
Guardant Health,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 25,898 (3,885) (3,885)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 36,522 (42,221) (42,221)
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,966 (20,516) (20,516)
– –
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,389 (5,911) (5,911)
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 2,995 (37,557) (37,557)
IVERIC bio, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 5,041 (252) (252)

32 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
J & J Snack Foods
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 8,445 (25,591) (25,591)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 1,397 (1,425) (1,425)
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 10,779 (47,643) (47,643)
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 75,162 (38,333) (38,333)
LGI Homes, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 7,598 (12,461) (12,461)
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 7,038 (58,064) (58,064)
Maximus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,088 (36,761) (36,761)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 533 (592) (592)
Micron Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 28,653 (91,690) (91,690)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 89,920 (13,488) (13,488)
Moderna , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 3,981 (19,029) (19,029)
nCino , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 31,166 (58,592) (58,592)
Neogen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 67,302 (2,019) (2,019)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 65,562 (19,013) (19,013)
Novocure Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 11,217 (12,451) (12,451)
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 6,750 (8,640) (8,640)
Patterson Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 36,140 (16,624) (16,624)
PBF Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 12,693 (4,569) (4,569)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,127 (4,228) (4,228)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,941 (23,882) (23,882)
PotlatchDeltic Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 25,994 (46,662) (46,662)
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 664 (2,337) (2,337)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 8,487 (42,350) (42,350)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,396 (28,654) (28,654)
Regeneron
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,697 (3,937) (3,937)
Revance
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 11,762 (6,234) (6,234)
Sabre Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 81,237 (25,183) (25,183)
Salesforce, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 8,190 (25,717) (25,717)
Scotts Miracle- Gro
Co. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 5,368 (12,185) (12,185)
Semtech Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 945 (7,532) (7,532)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 46,577 (29,344) (29,344)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 97,380 (7,790) (7,790)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 4,015 (15,016) (15,016)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 4,826 (4,343) (4,343)
Synopsys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 1,223 (13,710) (13,710)
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,083 (29,148) (29,148)
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 2,213 (47,734) (47,734)
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 15,005 (16,055) (16,055)

34 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
TransMedics Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,349 (11,286) (11,286)
Vaxcyte , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 13,781 (8,682) (8,682)
Walt Disney Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 6,620 (21,581) (21,581)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 104,088 (45,799) (45,799)
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,854 (6,580) (6,580)
West
Pharmaceutical
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 4,010 (34,045) (34,045)
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 16,167 (35,729) (35,729)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 59,829 (3,338) (3,338)
– –
Total unrealized depreciation (2,043,802) (2,043,802)
– –
Net unrealized appreciation 147,204 147,204
Financing Costs of Swap Contracts (66,524) (66,524)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 80,680 80,680
OBFR Overnight Bank Funding Rate

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 247,629,472 $ – $ – $ 247,629,472
Repurchase Agreement – 388,349 – 388,349
Total Return Swaps† – 2,191,006 – 2,191,006
Total Assets $ 247,629,472 $ 2,579,355 $ – $ 250,208,827
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (2,110,326) $ – $ (2,110,326)
Total Liabilities $ – $ (2,110,326) $ – $ (2,110,326)
Total $ 247,629,472 $ 469,029 $ – $ 248,098,501
†
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 37
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 2,191,006
Total $ 2,191,006
Liabilities:
Swap Contracts†
Equity risk
Swap Contracts, at value $ (2,110,326)
Total $ (2,110,326)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 95.9%
Shares Value ($)
Aerospace & Defense 1.8%
Huntington Ingalls Industries,
Inc.(a) 16,844 3,487,045
Textron, Inc.(a) 37,600 2,655,688
6,142,733
Air Freight & Logistics 0.5%
FedEx Corp.(a) 7,100 1,622,279
Automobile Components 2.1%
Aptiv plc*(a) 19,900 2,232,581
BorgWarner, Inc. 82,829 4,067,732
Cie Generale des
Etablissements Michelin
SCA 24,529 750,779
7,051,092
Banks 3.0%
Capitol Federal Financial, Inc.
(a) 47,089 316,909
First Citizens BancShares,
Inc., Class A 1,889 1,838,186
First Hawaiian, Inc.(a) 59,306 1,223,483
Huntington Bancshares, Inc. 62,000 694,400
Prosperity Bancshares, Inc. 49,194 3,026,415
Truist Financial Corp. 42,813 1,459,923
US Bancorp 21,276 767,000
Westamerica Bancorp 7,850 347,755
Zions Bancorp NA 20,700 619,551
10,293,622
Beverages 0.5%
Molson Coors Beverage Co.,
Class B 34,826 1,799,808
Building Products 1.5%
Builders FirstSource, Inc.* 8,900 790,142
Carrier Global Corp. 30,200 1,381,650
Cie de Saint-Gobain 22,402 1,275,518
Owens Corning 17,100 1,638,180
5,085,490
Capital Markets 3.2%
Ameriprise Financial, Inc. 1,136 348,184
Bank of New York Mellon
Corp. (The) 97,061 4,410,452
Northern Trust Corp. 33,931 2,990,339
T. Rowe Price Group, Inc.(a) 29,342 3,312,712
11,061,687
Chemicals 2.4%
Akzo Nobel NV 16,276 1,270,378
Axalta Coating Systems Ltd.* 30,043 910,003
Mosaic Co. (The)(a) 25,500 1,169,940
Olin Corp. 25,100 1,393,050
RPM International, Inc. 15,100 1,317,324
Westlake Corp.(a) 18,000 2,087,640
8,148,335
Commercial Services & Supplies 0.6%
Republic Services, Inc. 14,947 2,021,133
Communications Equipment 1.1%
F5, Inc.* 8,127 1,184,023
Juniper Networks, Inc. 23,496 808,732
Common Stocks
Shares Value ($)
Communications Equipment
Motorola Solutions, Inc. 5,900 1,688,167
3,680,922
Construction & Engineering 0.3%
Vinci SA 8,297 952,077
Consumer Finance 0.4%
Ally Financial, Inc. 48,193 1,228,440
Consumer Staples Distribution & Retail 2.4%
Dollar Tree, Inc.*(a) 24,163 3,468,598
Koninklijke Ahold Delhaize NV 62,731 2,145,742
Sysco Corp.(a) 36,200 2,795,726
8,410,066
Containers & Packaging 4.1%
Amcor plc 96,201 1,094,767
AptarGroup, Inc.(a) 17,925 2,118,556
Avery Dennison Corp. 11,600 2,075,588
Crown Holdings, Inc. 23,500 1,943,685
Graphic Packaging Holding
Co. 72,420 1,845,986
Packaging Corp. of America(a) 28,957 4,020,100
Sealed Air Corp.(a) 10,900 500,419
Sonoco Products Co.(a) 8,609 525,149
14,124,250
Distributors 0.5%
LKQ Corp. 29,155 1,654,838
Diversified REITs 0.2%
WP Carey, Inc. 7,550 584,747
Diversified Telecommunication Services 0.5%
Liberty Global plc, Class A* 92,140 1,796,730
Electric Utilities 4.3%
Alliant Energy Corp.(a) 42,750 2,282,850
Duke Energy Corp. 11,493 1,108,730
Edison International 33,069 2,334,341
Evergy, Inc. 44,347 2,710,488
Eversource Energy 6,158 481,925
Exelon Corp. 23,200 971,848
OGE Energy Corp.(a) 50,480 1,901,077
Pinnacle West Capital Corp.(a) 10,430 826,473
Xcel Energy, Inc. 34,000 2,292,960
14,910,692
Electrical Equipment 1.2%
Emerson Electric Co. 19,311 1,682,761
Hubbell, Inc. 5,900 1,435,529
Legrand SA 5,063 463,109
nVent Electric plc 15,986 686,439
4,267,838
Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., Class A 28,200 2,304,504
Corning, Inc. 15,083 532,128
Flex Ltd.* 134,500 3,094,845
TE Connectivity Ltd. 8,626 1,131,300
Vontier Corp. 50,824 1,389,528
8,452,305
Energy Equipment & Services 0.3%
Baker Hughes Co. 37,760 1,089,754

NVIT Multi-Manager Mid Cap Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Entertainment 1.0%
Electronic Arts, Inc. 4,592 553,106
Live Nation Entertainment,
Inc.*(a) 21,000 1,470,000
Warner Bros Discovery, Inc.* 96,040 1,450,204
3,473,310
Financial Services 1.8%
Fidelity National Information
Services, Inc. 9,300 505,269
FleetCor Technologies, Inc.* 9,240 1,948,254
Global Payments, Inc. 35,000 3,683,400
6,136,923
Food Products 2.1%
Conagra Brands, Inc. 55,975 2,102,421
J M Smucker Co. (The) 5,714 899,212
Kraft Heinz Co. (The)(a) 2,580 99,769
Post Holdings, Inc.*(a) 22,360 2,009,493
Tyson Foods, Inc., Class A 34,700 2,058,404
7,169,299
Gas Utilities 1.1%
Atmos Energy Corp.(a) 4,808 540,227
National Fuel Gas Co.(a) 11,700 675,558
Spire, Inc.(a) 29,145 2,044,230
UGI Corp.(a) 13,995 486,466
3,746,481
Ground Transportation 1.1%
Heartland Express, Inc.(a) 46,337 737,685
JB Hunt Transport Services,
Inc.(a) 9,000 1,579,140
Landstar System, Inc.(a) 8,600 1,541,636
3,858,461
Health Care Equipment & Supplies 4.4%
Baxter International, Inc. 6,866 278,485
Becton Dickinson & Co. 1,897 469,583
Cooper Cos., Inc. (The)(a) 7,175 2,678,858
Dentsply Sirona, Inc.(a) 19,399 761,993
Embecta Corp.(a) 24,439 687,225
Envista Holdings Corp.*(a) 17,048 696,922
Hologic, Inc.* 32,412 2,615,649
Koninklijke Philips NV, ADR-NL 86,420 1,585,807
Zimmer Biomet Holdings, Inc.
(a) 40,096 5,180,403
14,954,925
Health Care Providers & Services 5.0%
AmerisourceBergen Corp. 20,872 3,341,816
Cardinal Health, Inc. 9,337 704,943
Centene Corp.* 31,339 1,980,938
Henry Schein, Inc.* 22,817 1,860,498
Laboratory Corp. of America
Holdings 12,512 2,870,503
Molina Healthcare, Inc.* 4,250 1,136,833
Quest Diagnostics, Inc.(a) 27,544 3,896,925
Universal Health Services,
Inc., Class B 11,670 1,483,257
17,275,713
Health Care REITs 0.4%
Healthpeak Properties, Inc. 60,443 1,327,933
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.9%
Darden Restaurants, Inc. 10,100 1,567,116
Hilton Worldwide Holdings,
Inc. 9,850 1,387,569
Sodexo SA 9,083 887,355
Yum! Brands, Inc. 19,400 2,562,352
6,404,392
Household Durables 0.3%
Newell Brands, Inc.(a) 88,400 1,099,696
Household Products 0.8%
Henkel AG & Co. KGaA
(Preference) 14,004 1,094,347
Kimberly-Clark Corp. 11,140 1,495,211
2,589,558
Independent Power and Renewable Electricity Producers
0.5%
Vistra Corp.(a) 73,442 1,762,608
Insurance 7.9%
Aflac, Inc. 12,395 799,726
Allstate Corp. (The) 47,430 5,255,718
American Financial Group, Inc. 17,100 2,077,650
Arch Capital Group Ltd.* 22,040 1,495,855
Chubb Ltd. 784 152,237
Everest Re Group Ltd. 6,500 2,327,130
Fidelity National Financial, Inc. 37,038 1,293,737
Hanover Insurance Group, Inc.
(The) 6,751 867,504
Loews Corp. 12,657 734,359
Markel Corp.* 1,480 1,890,567
Old Republic International
Corp.(a) 125,460 3,132,736
Progressive Corp. (The) 16,250 2,324,725
Reinsurance Group of
America, Inc.(a) 7,783 1,033,271
W R Berkley Corp. 20,300 1,263,878
Willis Towers Watson plc 10,997 2,555,483
27,204,576
Interactive Media & Services 0.5%
IAC, Inc.* 30,340 1,565,544
IT Services 0.7%
Amdocs Ltd. 12,603 1,210,266
DXC Technology Co.* 51,600 1,318,896
2,529,162
Life Sciences Tools & Services 0.7%
Bio-Rad Laboratories, Inc.,
Class A* 4,700 2,251,394
Machinery 4.7%
AGCO Corp. 13,349 1,804,785
CNH Industrial NV(a) 49,800 760,446
Cummins, Inc. 2,457 586,928
IMI plc 39,073 739,807
Lincoln Electric Holdings, Inc.
(a) 8,550 1,445,805
Middleby Corp. (The)*(a) 15,900 2,331,099
Oshkosh Corp.(a) 38,497 3,202,180
Parker-Hannifin Corp. 4,025 1,352,843
Toro Co. (The) 18,500 2,056,460

40 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 17,300 1,811,310
16,091,663
Media 3.0%
Altice USA, Inc., Class A* 155,020 530,169
DISH Network Corp., Class
A*(a) 112,960 1,053,917
Fox Corp., Class A(a) 35,540 1,210,137
Fox Corp., Class B 41,620 1,303,122
Liberty Broadband Corp.,
Class C* 26,563 2,170,197
Liberty Media Corp.-Liberty
SiriusXM, Class C* 71,900 2,012,481
News Corp., Class A 82,600 1,426,502
Omnicom Group, Inc.(a) 7,798 735,663
10,442,188
Metals & Mining 1.6%
Cleveland-Cliffs, Inc.* 33,674 617,244
Franco-Nevada Corp. 14,300 2,084,940
Reliance Steel & Aluminum
Co.(a) 5,600 1,437,744
United States Steel Corp.(a) 45,740 1,193,814
5,333,742
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Annaly Capital Management,
Inc.(a) 62,729 1,198,751
Multi-Utilities 1.9%
CenterPoint Energy, Inc. 57,780 1,702,199
Dominion Energy, Inc.(a) 18,200 1,017,562
NiSource, Inc. 78,420 2,192,623
NorthWestern Corp. 29,040 1,680,254
6,592,638
Office REITs 1.1%
Alexandria Real Estate
Equities, Inc.(a) 18,900 2,373,651
JBG SMITH Properties 83,808 1,262,148
3,635,799
Oil, Gas & Consumable Fuels 4.1%
Chesapeake Energy Corp. 16,820 1,278,993
Coterra Energy, Inc.(a) 77,375 1,898,782
Devon Energy Corp. 47,530 2,405,493
Diamondback Energy, Inc.(a) 12,825 1,733,555
EQT Corp.(a) 49,593 1,582,513
HF Sinclair Corp. 20,640 998,563
Kinder Morgan, Inc.(a) 104,000 1,821,040
Phillips 66 3,029 307,080
Williams Cos., Inc. (The) 67,060 2,002,412
14,028,431
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 17,800 964,938
Passenger Airlines 1.0%
Alaska Air Group, Inc.*(a) 44,525 1,868,269
Southwest Airlines Co. 52,380 1,704,445
3,572,714
Pharmaceuticals 0.8%
Organon & Co. 32,140 755,933
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc 58,420 2,095,525
2,851,458
Professional Services 2.6%
Clarivate plc* 76,100 714,579
Genpact Ltd. 51,600 2,384,952
Leidos Holdings, Inc. 23,100 2,126,586
ManpowerGroup, Inc. 17,000 1,403,010
Maximus, Inc.(a) 30,300 2,384,610
9,013,737
Residential REITs 1.8%
American Homes 4 Rent,
Class A(a) 41,600 1,308,320
Camden Property Trust 15,900 1,666,956
Equity LifeStyle Properties,
Inc. 29,900 2,007,187
Essex Property Trust, Inc.(a) 5,290 1,106,351
6,088,814
Retail REITs 1.4%
National Retail Properties, Inc. 49,000 2,163,350
Realty Income Corp. 23,793 1,506,573
Regency Centers Corp. 21,461 1,312,984
4,982,907
Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc. 1,913 234,974
MKS Instruments, Inc.(a) 21,700 1,923,054
Skyworks Solutions, Inc. 20,300 2,394,994
Teradyne, Inc.(a) 2,763 297,050
4,850,072
Specialized REITs 1.7%
Equinix, Inc. 1,138 820,544
Gaming and Leisure
Properties, Inc. 23,140 1,204,668
Lamar Advertising Co., Class A 24,825 2,479,769
Public Storage 3,420 1,033,319
VICI Properties, Inc. 3,781 123,336
Weyerhaeuser Co. 9,111 274,515
5,936,151
Specialty Retail 1.5%
Advance Auto Parts, Inc. 14,288 1,737,564
Ross Stores, Inc.(a) 32,140 3,411,018
5,148,582
Technology Hardware, Storage & Peripherals 1.7%
Hewlett Packard Enterprise
Co. 89,000 1,417,770
HP, Inc. 32,159 943,867
Western Digital Corp.* 91,905 3,462,061
5,823,698
Textiles, Apparel & Luxury Goods 0.7%
Ralph Lauren Corp.(a) 10,500 1,225,035
Tapestry, Inc.(a) 28,700 1,237,257
2,462,292
Trading Companies & Distributors 0.7%
Beacon Roofing Supply,
Inc.*(a) 13,308 783,176

NVIT Multi-Manager Mid Cap Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Trading Companies & Distributors
MSC Industrial Direct Co., Inc.,
Class A 19,825 1,665,300
2,448,476
Total Common Stocks
(cost $309,947,831) 329,195,864
Exchange Traded Fund 0.7%
Equity Fund 0.7%
iShares Russell Mid-Cap Value
ETF(a) 23,594 2,505,683
Total Exchange Traded Fund
(cost $2,459,026) 2,505,683
Master Limited Partnership 0.4%
Oil, Gas & Consumable Fuels 0.4%
Enterprise Products Partners
LP 54,676 1,416,108
Total Master Limited Partnership
(cost  $1,335,894)
1,416,108
Repurchase Agreements 6.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $15,991,646,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072;
total market value
$16,304,943.(b) 15,985,238 15,985,238
Pershing LLC,
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $5,002,013,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $20,985,238) 20,985,238
Total Investments
(cost $334,727,989) — 103.1% 354,102,893
Liabilities in excess of other assets — (3.1)% (10,665,997)
NET ASSETS — 100.0%
$ 343,436,896
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $63,915,067, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $20,985,238 and by $43,417,625 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 4/30/2023 – 11/15/2052, a total value of
$64,402,863.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $20,985,238.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NL Netherlands
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust

42 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Forward Foreign Currency Contracts outstanding as of March 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 298,405 USD 323,804 JPMorgan Chase Bank 6/30/2023 1,436
USD 17,264 GBP 13,949 Bank of America NA 6/30/2023 27
Total unrealized appreciation 1,463
USD 7,581,484 EUR 7,017,943 JPMorgan Chase Bank 6/30/2023 (67,557)
USD 611,294 GBP 497,517 Bank of America NA 6/30/2023 (3,498)
Total unrealized depreciation (71,055)
Net unrealized depreciation (69,592)
Currency:
EUR Euro
GBP British pound
USD United States dollar

NVIT Multi-Manager Mid Cap Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 43
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

44 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 6,142,733 $ – $ – $ 6,142,733
Air Freight & Logistics 1,622,279 – – 1,622,279
Automobile Components 6,300,313 750,779 – 7,051,092
Banks 10,293,622 – – 10,293,622
Beverages 1,799,808 – – 1,799,808
Building Products 3,809,972 1,275,518 – 5,085,490
Capital Markets 11,061,687 – – 11,061,687
Chemicals 6,877,957 1,270,378 – 8,148,335
Commercial Services & Supplies 2,021,133 – – 2,021,133
Communications Equipment 3,680,922 – – 3,680,922
Construction & En gineering – 952,077 – 952,077
Consumer Finance 1,228,440 – – 1,228,440
Consumer Staples Distribution & Retail 6,264,324 2,145,742 – 8,410,066
Containers & Packaging 14,124,250 – – 14,124,250
Distributors 1,654,838 – – 1,654,838
Diversified REITs 584,747 – – 584,747
Diversified Telecommunication Services 1,796,730 – – 1,796,730
Electric Utilities 14,910,692 – – 14,910,692
Electrical Equipment 3,804,729 463,109 – 4,267,838
Electronic Equipment, Instruments &
Components 8,452,305 – – 8,452,305
Energy Equipment & Services 1,089,754 – – 1,089,754
Entertainment 3,473,310 – – 3,473,310
Financial Services 6,136,923 – – 6,136,923
Food Products 7,169,299 – – 7,169,299
Gas Utilities 3,746,481 – – 3,746,481
Ground Transportation 3,858,461 – – 3,858,461
Health Care Equipment & Supplies 14,954,925 – – 14,954,925
Health Care Providers & Services 17,275,713 – – 17,275,713
Health Care REITs 1,327,933 – – 1,327,933
Hotels, Restaurants & Leisure 5,517,037 887,355 – 6,404,392
Household Durables 1,099,696 – – 1,099,696
Household Products 1,495,211 1,094,347 – 2,589,558
Independent Power and Renewable
Electricity Producers 1,762,608 – – 1,762,608
Insurance 27,204,576 – – 27,204,576
Interactive Media & Services 1,565,544 – – 1,565,544
IT Services 2,529,162 – – 2,529,162
Life Sciences Tools & Services 2,251,394 – – 2,251,394
Machinery 15,351,856 739,807 – 16,091,663
Media 10,442,188 – – 10,442,188
Metals & Mining 5,333,742 – – 5,333,742
Mortgage Real Estate Investment Trusts
(REITs) 1,198,751 – – 1,198,751
Multi-Utilities 6,592,638 – – 6,592,638
Office REITs 3,635,799 – – 3,635,799
Oil, Gas & Consumable Fuels 14,028,431 – – 14,028,431
Paper & Forest Products 964,938 – – 964,938
Passenger Airlines 3,572,714 – – 3,572,714
Pharmaceuticals 2,851,458 – – 2,851,458
Professional Services 9,013,737 – – 9,013,737
Residential REITs 6,088,814 – – 6,088,814
Retail REITs 4,982,907 – – 4,982,907
Semiconductors & Semiconductor
Equipment 4,850,072 – – 4,850,072
Specialized REITs 5,936,151 – – 5,936,151
Specialty Retail 5,148,582 – – 5,148,582

NVIT Multi-Manager Mid Cap Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 45
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage & Peripherals $ 5,823,698 $ – $ – $ 5,823,698
Textiles, Apparel & Luxury Goods 2,462,292 – – 2,462,292
Trading Companies & Distributors 2,448,476 – – 2,448,476
Total Common Stocks $ 319,616,752 $ 9,579,112 $ – $ 329,195,864
Exchange Traded Fund 2,505,683 – – 2,505,683
Forward Foreign Currency Contracts – 1,463 – 1,463
Master Limited Partnership 1,416,108 – – 1,416,108
Repurchase Agreements – 20,985,238 – 20,985,238
Total Assets $ 323,538,543 $ 30,565,813 $ – $ 354,104,356
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (71,055) $ – $ (71,055)
Total Liabilities $ – $ (71,055) $ – $ (71,055)
Total $ 323,538,543 $ 30,494,758 $ – $ 354,033,301
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 1,463
Total $ 1,463
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (71,055)
Total $ (71,055)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

46 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 97.4%
Shares Value ($)
Aerospace & Defense 2.1%
Curtiss-Wright Corp. 9,930 1,750,262
Hexcel Corp.(a) 10,610 724,132
2,474,394
Automobile Components 1.9%
Fox Factory Holding Corp.*(a) 4,718 572,624
Patrick Industries, Inc. 2,471 170,029
Visteon Corp.* 9,620 1,508,705
2,251,358
Banks 0.4%
Synovus Financial Corp. 7,370 227,217
Triumph Financial, Inc.* 4,292 249,194
476,411
Beverages 1.7%
Boston Beer Co., Inc. (The),
Class A*(a) 669 219,900
Celsius Holdings, Inc.*(a) 13,842 1,286,476
MGP Ingredients, Inc.(a) 5,461 528,188
2,034,564
Biotechnology 5.1%
Alkermes plc* 10,798 304,396
Apellis Pharmaceuticals,
Inc.*(a) 8,247 543,972
Bioxcel Therapeutics, Inc.*(a) 3,891 72,606
Blueprint Medicines Corp.* 5,892 265,081
Celldex Therapeutics, Inc.* 3,887 139,854
Crinetics Pharmaceuticals,
Inc.* 8,902 142,966
Cytokinetics, Inc.*(a) 13,084 460,426
Denali Therapeutics, Inc.* 8,315 191,578
Geron Corp.* 57,631 125,059
Halozyme Therapeutics,
Inc.*(a) 22,872 873,482
ImmunoGen, Inc.* 42,627 163,688
Intellia Therapeutics, Inc.* 3,561 132,718
IVERIC bio, Inc.*(a) 20,436 497,208
Karuna Therapeutics, Inc.*(a) 3,327 604,316
Kymera Therapeutics, Inc.* 4,384 129,898
Morphic Holding, Inc.* 5,036 189,555
PTC Therapeutics, Inc.* 3,709 179,664
REVOLUTION Medicines,
Inc.* 8,797 190,543
Sage Therapeutics, Inc.* 4,363 183,072
Syndax Pharmaceuticals,
Inc.*(a) 8,032 169,636
Vaxcyte, Inc.* 7,166 268,582
Veracyte, Inc.* 6,718 149,811
Zentalis Pharmaceuticals, Inc.* 6,537 112,436
6,090,547
Building Products 0.7%
AZEK Co., Inc. (The)*(a) 10,402 244,863
Zurn Elkay Water Solutions
Corp. 27,675 591,138
836,001
Capital Markets 2.1%
Evercore, Inc., Class A 5,830 672,665
Hamilton Lane, Inc., Class A 18,718 1,384,758
Common Stocks
Shares Value ($)
Capital Markets
Stifel Financial Corp. 7,263 429,171
2,486,594
Chemicals 2.8%
Axalta Coating Systems Ltd.* 17,417 527,561
Cabot Corp.(a) 7,355 563,687
Ingevity Corp.*(a) 3,575 255,684
Livent Corp.*(a) 55,337 1,201,920
Olin Corp. 14,525 806,137
3,354,989
Commercial Services & Supplies 2.7%
Casella Waste Systems, Inc.,
Class A* 17,277 1,428,117
Clean Harbors, Inc.* 11,984 1,708,439
Tetra Tech, Inc. 807 118,556
3,255,112
Communications Equipment 0.1%
Lumentum Holdings, Inc.*(a) 2,662 143,775
Construction & Engineering 4.0%
Ameresco, Inc., Class A* 4,204 206,921
Comfort Systems USA, Inc. 6,292 918,380
EMCOR Group, Inc. 2,273 369,567
Fluor Corp.*(a) 9,776 302,176
Valmont Industries, Inc. 4,164 1,329,482
WillScot Mobile Mini Holdings
Corp.* 35,889 1,682,477
4,809,003
Consumer Staples Distribution & Retail 1.1%
Performance Food Group Co.* 20,996 1,266,899
Containers & Packaging 0.6%
Graphic Packaging Holding
Co. 30,260 771,327
Diversified Consumer Services 0.7%
Duolingo, Inc.*(a) 6,297 897,889
Electrical Equipment 1.2%
Atkore, Inc.*(a) 4,090 574,563
Shoals Technologies Group,
Inc., Class A*(a) 33,236 757,448
Stem, Inc.* 25,452 144,313
1,476,324
Electronic Equipment, Instruments & Components 3.3%
Badger Meter, Inc. 3,261 397,255
Fabrinet* 5,160 612,802
Insight Enterprises, Inc.* 4,845 692,641
Littelfuse, Inc. 1,057 283,371
Novanta, Inc.* 11,971 1,904,466
3,890,535
Energy Equipment & Services 1.2%
Cactus, Inc., Class A 4,803 198,028
Helmerich & Payne, Inc.(a) 9,766 349,135
TechnipFMC plc* 31,979 436,513
Weatherford International plc* 6,967 413,491
1,397,167
Entertainment 0.6%
World Wrestling Entertainment,
Inc., Class A 7,606 694,124

NVIT Multi-Manager Small Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Financial Services 1.0%
MGIC Investment Corp. 31,494 422,650
Shift4 Payments, Inc., Class
A* 3,991 302,518
WEX, Inc.* 2,251 413,936
1,139,104
Food Products 1.2%
Freshpet, Inc.*(a) 5,068 335,451
Lancaster Colony Corp.(a) 1,987 403,122
Simply Good Foods Co.
(The)*(a) 8,357 332,358
Sovos Brands, Inc.* 24,182 403,356
1,474,287
Ground Transportation 0.7%
Saia, Inc.*(a) 3,081 838,278
Health Care Equipment & Supplies 7.2%
AtriCure, Inc.*(a) 11,101 460,136
Axonics, Inc.* 18,194 992,665
Glaukos Corp.* 6,588 330,059
Globus Medical, Inc., Class A* 4,777 270,569
Haemonetics Corp.* 5,928 490,542
Inari Medical, Inc.*(a) 12,915 797,372
Inspire Medical Systems,
Inc.*(a) 7,743 1,812,404
Integra LifeSciences Holdings
Corp.* 7,430 426,556
iRhythm Technologies, Inc.*(a) 3,567 442,415
Lantheus Holdings, Inc.* 2,600 214,656
Omnicell, Inc.* 4,715 276,629
QuidelOrtho Corp.* 2,175 193,771
Shockwave Medical, Inc.* 6,940 1,504,800
Silk Road Medical, Inc.* 6,759 264,480
TransMedics Group, Inc.* 2,523 191,067
8,668,121
Health Care Providers & Services 3.5%
Acadia Healthcare Co., Inc.* 11,666 842,868
Amedisys, Inc.* 1,657 121,872
Encompass Health Corp. 14,641 792,078
HealthEquity, Inc.* 6,546 384,316
Option Care Health, Inc.* 22,499 714,793
Owens & Minor, Inc.* 9,403 136,814
Privia Health Group, Inc.*(a) 15,506 428,121
Surgery Partners, Inc.*(a) 22,294 768,474
4,189,336
Health Care Technology 0.5%
Evolent Health, Inc., Class A* 19,313 626,707
Hotel & Resort REITs 0.2%
Ryman Hospitality Properties,
Inc. 2,784 249,808
Hotels, Restaurants & Leisure 4.6%
Churchill Downs, Inc.(a) 1,790 460,119
DraftKings, Inc., Class A* 14,816 286,838
Penn Entertainment, Inc.* 9,360 277,617
Planet Fitness, Inc., Class A* 10,407 808,312
Red Rock Resorts, Inc., Class
A 25,084 1,117,994
Texas Roadhouse, Inc. 7,412 800,941
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Wingstop, Inc. 9,286 1,704,724
5,456,545
Household Durables 0.6%
Taylor Morrison Home Corp.,
Class A* 18,696 715,309
Insurance 1.4%
Hanover Insurance Group, Inc.
(The) 1,497 192,364
James River Group Holdings
Ltd.(a) 8,312 171,643
Kinsale Capital Group, Inc. 4,341 1,302,951
1,666,958
Interactive Media & Services 0.4%
Bumble, Inc., Class A* 11,712 228,970
Ziff Davis, Inc.* 3,847 300,258
529,228
IT Services 0.9%
DigitalOcean Holdings, Inc.* 5,350 209,560
Grid Dynamics Holdings, Inc.* 6,472 74,169
Perficient, Inc.* 5,620 405,708
Squarespace, Inc., Class A* 10,699 339,907
1,029,344
Leisure Products 0.5%
YETI Holdings, Inc.*(a) 13,896 555,840
Life Sciences Tools & Services 1.7%
10X Genomics, Inc., Class
A*(a) 7,295 406,988
Cytek Biosciences, Inc.* 16,584 152,407
Medpace Holdings, Inc.* 4,335 815,197
Repligen Corp.*(a) 3,682 619,901
1,994,493
Machinery 2.9%
Chart Industries, Inc.*(a) 6,431 806,447
Esab Corp.(a) 6,578 388,563
Hillman Solutions Corp.* 31,372 264,152
ITT, Inc. 4,821 416,052
John Bean Technologies Corp.
(a) 4,899 535,412
RBC Bearings, Inc.*(a) 2,458 572,050
SPX Technologies, Inc.*(a) 6,403 451,924
3,434,600
Metals & Mining 0.9%
ATI, Inc.*(a) 19,818 782,018
Commercial Metals Co. 7,142 349,244
1,131,262
Oil, Gas & Consumable Fuels 3.8%
Chord Energy Corp.(a) 3,903 525,344
Magnolia Oil & Gas Corp.,
Class A(a) 25,023 547,503
Matador Resources Co.(a) 20,186 961,863
New Fortress Energy, Inc.(a) 6,362 187,234
Ovintiv, Inc.(a) 6,847 247,040
PBF Energy, Inc., Class A(a) 11,391 493,914
PDC Energy, Inc.(a) 19,229 1,234,117

48 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SM Energy Co. 13,141 370,050
4,567,065
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 4,357 236,193
Personal Care Products 1.3%
Beauty Health Co. (The)* 23,441 296,060
elf Beauty, Inc.* 16,004 1,317,929
1,613,989
Pharmaceuticals 1.4%
Aclaris Therapeutics, Inc.* 12,922 104,539
Harmony Biosciences
Holdings, Inc.* 5,816 189,892
Intra-Cellular Therapies, Inc.* 17,124 927,265
Revance Therapeutics, Inc.*(a) 9,134 294,206
Ventyx Biosciences, Inc.* 3,889 130,282
1,646,184
Professional Services 5.2%
ASGN, Inc.* 4,314 356,638
CACI International, Inc., Class
A* 1,630 482,937
Concentrix Corp.(a) 1,406 170,899
ExlService Holdings, Inc.* 10,115 1,636,911
Exponent, Inc. 3,103 309,338
Insperity, Inc. 4,627 562,412
KBR, Inc.(a) 20,787 1,144,324
Verra Mobility Corp.* 34,624 585,838
WNS Holdings Ltd., ADR-IN* 10,888 1,014,435
6,263,732
Retail REITs 0.6%
Agree Realty Corp.(a) 3,766 258,385
Phillips Edison & Co., Inc. 13,575 442,817
701,202
Semiconductors & Semiconductor Equipment 8.4%
Allegro MicroSystems, Inc.* 14,244 683,570
Axcelis Technologies, Inc.* 10,243 1,364,880
Cirrus Logic, Inc.* 2,943 321,905
Diodes, Inc.* 6,330 587,171
Impinj, Inc.*(a) 14,075 1,907,444
Lattice Semiconductor Corp.* 19,807 1,891,568
MACOM Technology Solutions
Holdings, Inc.*(a) 9,101 644,715
MKS Instruments, Inc. 3,173 281,191
Power Integrations, Inc. 10,635 900,146
Rambus, Inc.* 2,866 146,911
Silicon Laboratories, Inc.*(a) 7,330 1,283,410
10,012,911
Software 8.0%
Alarm.com Holdings, Inc.* 7,145 359,251
Altair Engineering, Inc., Class
A*(a) 5,436 391,990
Blackbaud, Inc.* 5,568 385,862
Ceridian HCM Holding, Inc.* 2,944 215,560
CyberArk Software Ltd.* 4,570 676,269
EngageSmart, Inc.* 19,237 370,312
Five9, Inc.* 3,509 253,666
Gitlab, Inc., Class A*(a) 6,874 235,709
Guidewire Software, Inc.*(a) 4,017 329,595
Common Stocks
Shares Value ($)
Software
HashiCorp, Inc., Class A* 6,679 195,628
Manhattan Associates, Inc.* 14,016 2,170,377
Paylocity Holding Corp.* 3,593 714,216
PowerSchool Holdings, Inc.,
Class A* 10,348 205,097
Rapid7, Inc.* 4,415 202,693
Samsara, Inc., Class A* 19,692 388,326
Smartsheet, Inc., Class A*(a) 17,712 846,634
Sprout Social, Inc., Class A*(a) 20,606 1,254,493
Workiva, Inc.* 3,997 409,333
9,605,011
Specialized REITs 0.3%
Outfront Media, Inc.(a) 21,832 354,333
Specialty Retail 1.4%
Academy Sports & Outdoors,
Inc. 13,601 887,466
Boot Barn Holdings, Inc.* 10,566 809,778
1,697,244
Technology Hardware, Storage & Peripherals 0.2%
Super Micro Computer, Inc.*(a) 2,172 231,427
Textiles, Apparel & Luxury Goods 3.6%
Crocs, Inc.* 12,326 1,558,499
Deckers Outdoor Corp.* 2,610 1,173,326
On Holding AG, Class A*(a) 13,120 407,114
Oxford Industries, Inc.(a) 10,704 1,130,235
4,269,174
Trading Companies & Distributors 2.5%
Applied Industrial
Technologies, Inc. 8,723 1,239,800
Boise Cascade Co. 3,141 198,668
H&E Equipment Services, Inc. 18,937 837,584
Herc Holdings, Inc. 4,796 546,264
Rush Enterprises, Inc., Class A 4,192 228,883
3,051,199
Total Common Stocks
(cost $95,470,283) 116,555,897
Exchange Traded Fund 0.4%
Equity Fund 0.4%
iShares Russell 2000 Growth
ETF(a) 2,094 474,961
Total Exchange Traded Fund
(cost $426,540) 474,961
Repurchase Agreements 2.0%
Principal
Amount ($)
Bank of America NA,
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $86,082,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049; total
market value $87,768.(b) 86,047 86,047

NVIT Multi-Manager Small Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 49
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $400,161,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
3/31/2025 - 9/30/2025;
total market value
$408,000.(b) 400,000 400,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,468,546,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $1,497,316.
(b) 1,467,957 1,467,957
Pershing LLC,
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $400,162,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$408,000.(b) 400,000 400,000
Total Repurchase Agreements
(cost $2,354,004) 2,354,004
Total Investments
(cost $98,250,827) — 99.8% 119,384,862
Other assets in excess of liabilities — 0.2% 216,899
NET ASSETS — 100.0%
$ 119,601,761
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $32,031,340, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,354,004 and by $25,936,929 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$28,290,933.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $2,354,004.
ADR American Depositary Receipt
ETF Exchange Traded Fund
IN India
REIT Real Estate Investment Trust

50 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Multi-Manager Small Cap Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 51
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 116,555,897 $ – $ – $ 116,555,897
Exchange Traded Fund 474,961 – – 474,961
Repurchase Agreements – 2,354,004 – 2,354,004
Total $ 117,030,858 $ 2,354,004 $ – $ 119,384,862
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

52 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 97.4%
Shares Value ($)
Aerospace & Defense 0.6%
AerSale Corp.* 7,222 124,363
Astronics Corp.* 12,244 163,580
Kaman Corp. 8,499 194,287
Parsons Corp.*(a) 17,244 771,496
1,253,726
Air Freight & Logistics 0.1%
Radiant Logistics, Inc.* 15,888 104,225
Automobile Components 3.8%
Adient plc* 20,440 837,223
American Axle &
Manufacturing Holdings,
Inc.* 114,416 893,589
Dana, Inc. 58,904 886,505
Dorman Products, Inc.*(a) 33,600 2,898,336
Goodyear Tire & Rubber Co.
(The)*(a) 134,314 1,480,140
Lear Corp.(a) 3,996 557,402
7,553,195
Banks 8.2%
1st Source Corp. 1,590 68,609
Amalgamated Financial Corp.
(a) 8,513 150,595
American National
Bankshares, Inc. 1,100 34,870
Associated Banc-Corp. 76,794 1,380,756
Atlantic Union Bankshares
Corp.(a) 4,410 154,570
Banc of California, Inc. 27,143 340,102
Bank of Marin Bancorp 3,540 77,491
BankUnited, Inc. 20,860 471,019
Bankwell Financial Group, Inc. 1,398 34,754
Banner Corp. 7,314 397,662
BCB Bancorp, Inc. 3,196 41,963
Berkshire Hills Bancorp, Inc.(a) 18,504 463,710
Bridgewater Bancshares, Inc.* 1,334 14,461
Business First Bancshares,
Inc. 1,373 23,519
Byline Bancorp, Inc. 3,301 71,368
Camden National Corp. 1,680 60,799
Capital Bancorp, Inc. 3,073 51,135
Capital City Bank Group, Inc. 3,672 107,626
Capstar Financial Holdings,
Inc. 7,212 109,262
Carter Bankshares, Inc.* 4,632 64,848
Central Pacific Financial Corp. 26,516 474,636
CNB Financial Corp. 2,663 51,130
Community Trust Bancorp, Inc. 6,849 259,920
Customers Bancorp, Inc.* 29,086 538,673
Eagle Bancorp, Inc. 18,847 630,809
FB Financial Corp. 9,159 284,662
Financial Institutions, Inc. 6,112 117,839
First Bancorp 57,007 651,020
First Bancshares, Inc. (The)(a) 100 2,583
First Business Financial
Services, Inc. 801 24,439
First Commonwealth Financial
Corp. 7,430 92,355
First Financial Corp. 7,221 270,643
Common Stocks
Shares Value ($)
Banks
First Foundation, Inc. 24,200 180,290
First Internet Bancorp 2,632 43,823
First of Long Island Corp.
(The) 3,925 52,987
First Savings Financial Group,
Inc. 865 13,918
FS Bancorp, Inc. 1,120 33,611
Great Southern Bancorp, Inc. 3,899 197,601
Guaranty Bancshares, Inc. 3,052 85,059
Hanmi Financial Corp. 18,795 349,023
HarborOne Bancorp, Inc.(a) 23,385 285,297
HBT Financial, Inc. 3,264 64,366
Heartland Financial USA, Inc. 3,358 128,813
Heritage Commerce Corp. 3,525 29,363
Heritage Financial Corp. 9,886 211,560
Home Bancorp, Inc. 843 27,844
HomeStreet, Inc. 14,602 262,690
HomeTrust Bancshares, Inc. 5,589 137,434
Horizon Bancorp, Inc. 9,210 101,863
Independent Bank Corp. 8,307 147,615
Investar Holding Corp. 1,360 18,986
Macatawa Bank Corp. 2,488 25,427
Mercantile Bank Corp. 2,120 64,830
Metropolitan Bank Holding
Corp.* 8,658 293,420
Midland States Bancorp, Inc. 7,844 168,018
MidWestOne Financial Group,
Inc. 2,384 58,217
National Bank Holdings Corp.,
Class A 2,200 73,612
NBT Bancorp, Inc. 4,581 154,426
Nicolet Bankshares, Inc.*(a) 3,588 226,223
Northfield Bancorp, Inc.(a) 6,713 79,079
Northrim Bancorp, Inc. 2,505 118,186
OceanFirst Financial Corp. 6,546 120,970
OFG Bancorp 31,207 778,303
Old Second Bancorp, Inc.(a) 5,202 73,140
Pathward Financial, Inc. 17,093 709,189
Peapack-Gladstone Financial
Corp. 5,163 152,928
Preferred Bank(a) 1,635 89,614
Primis Financial Corp.(a) 5,970 57,491
QCR Holdings, Inc. 6,533 286,864
RBB Bancorp 3,770 58,435
S&T Bancorp, Inc. 2,174 68,372
Sierra Bancorp 2,845 48,991
SmartFinancial, Inc.(a) 3,843 88,927
South Plains Financial, Inc. 2,612 55,923
Southern First Bancshares,
Inc.* 1,294 39,726
Southern Missouri Bancorp,
Inc. 700 26,187
Texas Capital Bancshares,
Inc.* 23,797 1,165,101
Third Coast Bancshares,
Inc.*(a) 1,560 24,508
Towne Bank 3,300 87,945
TrustCo Bank Corp. 471 15,044
Trustmark Corp.(a) 2,700 66,690
UMB Financial Corp. 8,064 465,454

NVIT Multi-Manager Small Cap Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Banks
Veritex Holdings, Inc. 9,140 166,896
Western New England
Bancorp, Inc. 360 2,956
Zions Bancorp NA 23,142 692,640
16,493,703
Biotechnology 4.6%
2seventy bio, Inc.* 16,054 163,751
Adicet Bio, Inc.* 4,233 24,382
Agios Pharmaceuticals,
Inc.*(a) 34,834 800,137
AnaptysBio, Inc.*(a) 12,300 267,648
ARS Pharmaceuticals, Inc.*(a) 26,096 169,885
Atara Biotherapeutics, Inc.* 19,000 55,100
BioCryst Pharmaceuticals,
Inc.*(a) 39,286 327,645
Bluebird Bio, Inc.*(a) 19,719 62,706
C4 Therapeutics, Inc.* 37,989 119,286
Century Therapeutics, Inc.* 6,300 21,861
Chimerix, Inc.* 23,600 29,736
Deciphera Pharmaceuticals,
Inc.* 17,725 273,851
Dyne Therapeutics, Inc.* 23,070 265,766
Emergent BioSolutions, Inc.* 67,430 698,575
Enanta Pharmaceuticals, Inc.* 15,677 633,978
EQRx, Inc.*(a) 131,066 254,268
Exelixis, Inc.* 58,863 1,142,531
FibroGen, Inc.* 3,350 62,511
Icosavax, Inc.*(a) 4,147 24,053
Ideaya Biosciences, Inc.* 2,700 37,071
Iovance Biotherapeutics, Inc.* 47,610 290,897
iTeos Therapeutics, Inc.* 17,099 232,717
KalVista Pharmaceuticals,
Inc.* 400 3,144
Kiniksa Pharmaceuticals Ltd.,
Class A*(a) 15,511 166,898
Kodiak Sciences, Inc.* 8,200 50,840
Lyell Immunopharma, Inc.*(a) 88,400 208,624
MacroGenics, Inc.*(a) 8,500 60,945
Mersana Therapeutics, Inc.* 1,830 7,521
MiMedx Group, Inc.*(a) 6,100 20,801
Nurix Therapeutics, Inc.* 14,800 131,424
Precigen, Inc.*(a) 18,900 20,034
Protagonist Therapeutics, Inc.* 5,350 123,050
PTC Therapeutics, Inc.* 6,961 337,191
REGENXBIO, Inc.* 20,953 396,221
Sangamo Therapeutics,
Inc.*(a) 5,900 10,384
Sutro Biopharma, Inc.* 50,017 231,079
Tango Therapeutics, Inc.*(a) 17,202 67,948
Travere Therapeutics, Inc.* 19,633 441,546
Ultragenyx Pharmaceutical,
Inc.* 15,530 622,753
Vanda Pharmaceuticals, Inc.* 46,955 318,825
9,177,583
Broadline Retail 1.2%
1stdibs.com, Inc.* 9,623 38,203
Common Stocks
Shares Value ($)
Broadline Retail
Ollie's Bargain Outlet
Holdings, Inc.* 42,200 2,445,068
2,483,271
Building Products 3.9%
American Woodmark Corp.* 52,900 2,754,503
AZEK Co., Inc. (The)*(a) 68,000 1,600,720
CSW Industrials, Inc. 9,600 1,333,728
Hayward Holdings, Inc.*(a) 78,400 918,848
JELD-WEN Holding, Inc.* 15,516 196,432
Quanex Building Products
Corp. 15,320 329,840
Resideo Technologies, Inc.*(a) 39,533 722,663
7,856,734
Capital Markets 3.4%
Evercore, Inc., Class A(a) 7,140 823,813
Focus Financial Partners, Inc.,
Class A* 50,300 2,609,061
StoneX Group, Inc.* 5,975 618,592
Virtus Investment Partners,
Inc. 14,219 2,707,155
6,758,621
Chemicals 3.0%
AdvanSix, Inc. 6,662 254,955
American Vanguard Corp. 3,651 79,884
Ecovyst, Inc.* 57,802 638,712
Element Solutions, Inc. 209,588 4,047,144
Koppers Holdings, Inc. 3,902 136,453
Rayonier Advanced Materials,
Inc.* 41,100 257,697
Trinseo plc(a) 23,361 487,077
Valhi, Inc. 1,951 33,967
5,935,889
Commercial Services & Supplies 2.6%
BrightView Holdings, Inc.* 11,700 65,754
CoreCivic, Inc.*(a) 123,461 1,135,841
SP Plus Corp.* 40,600 1,392,174
Steelcase, Inc., Class A 34,858 293,504
UniFirst Corp.(a) 13,350 2,352,671
Viad Corp.* 3,180 66,271
5,306,215
Communications Equipment 0.3%
Aviat Networks, Inc.* 1,380 47,555
Comtech Telecommunications
Corp. 12,841 160,256
Inseego Corp.*(a) 12,854 7,486
KVH Industries, Inc.* 3,350 38,123
NETGEAR, Inc.* 16,345 302,546
Ribbon Communications, Inc.* 39,020 133,448
689,414
Construction & Engineering 2.9%
API Group Corp.* 91,800 2,063,664
Argan, Inc. 8,438 341,486
EMCOR Group, Inc.(a) 16,200 2,633,958
Great Lakes Dredge & Dock
Corp.*(a) 5,550 30,136
Matrix Service Co.* 13,700 73,980
Primoris Services Corp. 21,291 525,036

54 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Construction & Engineering
Tutor Perini Corp.* 26,288 162,197
5,830,457
Consumer Finance 2.6%
Encore Capital Group, Inc.*(a) 6,790 342,556
Enova International, Inc.* 17,888 794,764
EZCORP, Inc., Class A*(a) 42,679 367,039
Green Dot Corp., Class A* 33,978 583,742
LendingClub Corp.* 53,619 386,593
Navient Corp. 83,263 1,331,375
PROG Holdings, Inc.*(a) 50,747 1,207,271
Regional Management Corp. 1,920 50,093
SLM Corp. 11,859 146,933
World Acceptance Corp.*(a) 1,182 98,449
5,308,815
Consumer Staples Distribution & Retail 1.7%
Andersons, Inc. (The) 18,927 782,064
Grocery Outlet Holding
Corp.*(a) 96,534 2,728,051
3,510,115
Diversified Consumer Services 1.3%
2U, Inc.* 66,629 456,408
Adtalem Global Education,
Inc.*(a) 18,147 700,837
American Public Education,
Inc.* 13,459 72,948
Grand Canyon Education,
Inc.* 1,422 161,966
Laureate Education, Inc.,
Class A 60,567 712,268
Perdoceo Education Corp.* 34,025 456,956
2,561,383
Diversified REITs 0.2%
Armada Hoffler Properties, Inc.
(a) 17,138 202,400
CTO Realty Growth, Inc. 12,335 212,902
415,302
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A* 27,702 421,070
Consolidated Communications
Holdings, Inc.* 7,700 19,866
440,936
Electric Utilities 0.5%
ALLETE, Inc. 4,410 283,872
NRG Energy, Inc.(a) 18,335 628,707
912,579
Electrical Equipment 1.1%
Encore Wire Corp.(a) 10,254 1,900,374
Powell Industries, Inc.(a) 6,764 288,079
2,188,453
Electronic Equipment, Instruments & Components 3.1%
Benchmark Electronics, Inc. 19,376 459,017
ePlus, Inc.* 87,100 4,271,384
FARO Technologies, Inc.* 8,587 211,326
Itron, Inc.*(a) 19,080 1,057,986
Ouster, Inc.*(a) 44,605 37,321
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
ScanSource, Inc.* 9,268 282,118
6,319,152
Energy Equipment & Services 0.4%
Bristow Group, Inc.* 2,000 44,800
National Energy Services
Reunited Corp.* 8,523 44,831
ProFrac Holding Corp., Class
A*(a) 12,466 157,944
ProPetro Holding Corp.*(a) 73,304 527,056
774,631
Entertainment 0.2%
Playtika Holding Corp.* 35,736 402,387
Financial Services 1.1%
Alerus Financial Corp. 840 13,482
Jackson Financial, Inc., Class
A 36,451 1,363,632
Merchants Bancorp(a) 8,649 225,220
Ocwen Financial Corp.*(a) 1,734 47,026
Paysafe Ltd.*(a) 23,122 399,317
Waterstone Financial, Inc. 9,414 142,434
2,191,111
Food Products 1.3%
Fresh Del Monte Produce, Inc.
(a) 6,532 196,679
Hain Celestial Group, Inc.
(The)*(a) 18,550 318,132
Lancaster Colony Corp.(a) 10,100 2,049,088
2,563,899
Gas Utilities 0.3%
Northwest Natural Holding
Co.(a) 12,204 580,422
Ground Transportation 3.1%
ArcBest Corp. 15,617 1,443,323
Covenant Logistics Group, Inc. 16,256 575,788
Landstar System, Inc.(a) 17,846 3,199,074
Lyft, Inc., Class A*(a) 53,027 491,560
TuSimple Holdings, Inc., Class
A* 48,779 71,705
Werner Enterprises, Inc. 10,903 495,978
6,277,428
Health Care Equipment & Supplies 2.2%
AngioDynamics, Inc.* 100 1,034
Avanos Medical, Inc.* 2,560 76,134
Bioventus, Inc., Class A* 17,972 19,230
Cue Health, Inc.* 4,600 8,372
ICU Medical, Inc.*(a) 18,600 3,068,256
Inogen, Inc.* 11,000 137,280
OraSure Technologies, Inc.* 63,902 386,607
Orthofix Medical, Inc.* 23,695 396,891
Tactile Systems Technology,
Inc.* 8,356 137,206
Zimvie, Inc.* 27,647 199,888
4,430,898
Health Care Providers & Services 4.1%
Accolade, Inc.* 29,509 424,340
Addus HomeCare Corp.* 58,884 6,286,456

NVIT Multi-Manager Small Cap Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Health Care Providers & Services
Cross Country Healthcare,
Inc.* 16,926 377,788
DocGo, Inc.*(a) 128,100 1,108,065
Owens & Minor, Inc.* 7,324 106,564
8,303,213
Health Care Technology 1.2%
Computer Programs &
Systems, Inc.* 11,701 353,370
Health Catalyst, Inc.*(a) 75,909 885,858
NextGen Healthcare, Inc.*(a) 4,167 72,548
Veradigm, Inc.*(a) 84,046 1,096,800
2,408,576
Hotel & Resort REITs 3.0%
Apple Hospitality REIT, Inc. 82,389 1,278,677
Chatham Lodging Trust 14,712 154,329
Hersha Hospitality Trust, Class
A 37,309 250,717
Pebblebrook Hotel Trust(a) 47,487 666,717
RLJ Lodging Trust 86,950 921,670
Ryman Hospitality Properties,
Inc. 13,485 1,210,009
Sunstone Hotel Investors, Inc. 93,541 924,185
Xenia Hotels & Resorts, Inc. 53,200 696,388
6,102,692
Hotels, Restaurants & Leisure 2.0%
Bluegreen Vacations Holding
Corp. 5,240 143,471
Bowlero Corp.*(a) 31,750 538,163
SeaWorld Entertainment, Inc.* 16,823 1,031,418
Wyndham Hotels & Resorts,
Inc. 34,000 2,306,900
4,019,952
Household Durables 0.4%
GoPro, Inc., Class A* 143,267 720,633
Hooker Furnishings Corp. 1,624 29,540
Tupperware Brands Corp.*(a) 8,100 20,250
Universal Electronics, Inc.* 6,349 64,379
VOXX International Corp.*(a) 2,184 26,929
861,731
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Insurance 5.3%
Ambac Financial Group, Inc.* 29,650 458,982
American Equity Investment
Life Holding Co. 34,448 1,257,008
Brighthouse Financial, Inc.* 7,898 348,381
CNO Financial Group, Inc. 61,352 1,361,401
Donegal Group, Inc., Class A 4,395 67,156
Employers Holdings, Inc. 16,815 701,017
Enstar Group Ltd.*(a) 15,500 3,592,745
Greenlight Capital Re Ltd.,
Class A*(a) 8,196 76,960
Horace Mann Educators Corp. 3,300 110,484
James River Group Holdings
Ltd.(a) 12,972 267,872
Common Stocks
Shares Value ($)
Insurance
Mercury General Corp. 1,380 43,801
Oscar Health, Inc., Class A*(a) 4,935 32,275
ProAssurance Corp. 27,520 508,570
Reinsurance Group of
America, Inc. 5,551 736,951
Selectquote, Inc.* 24,238 52,596
SiriusPoint Ltd.* 12,779 103,893
Stewart Information Services
Corp. 8,487 342,450
United Fire Group, Inc.(a) 7,353 195,222
Universal Insurance Holdings,
Inc.(a) 22,026 401,314
10,659,078
Interactive Media & Services 0.2%
DHI Group, Inc.* 5,985 23,222
Outbrain, Inc.* 3,600 14,868
QuinStreet, Inc.* 22,400 355,488
TrueCar, Inc.* 43,580 100,234
493,812
IT Services 0.6%
Rackspace Technology,
Inc.*(a) 16,202 30,460
Thoughtworks Holding, Inc.*(a) 140,300 1,032,608
Unisys Corp.* 47,591 184,653
1,247,721
Leisure Products 0.0%
†
American Outdoor Brands,
Inc.* 3,614 35,562
Life Sciences Tools & Services 0.1%
Harvard Bioscience, Inc.*(a) 6,200 26,040
PhenomeX, Inc.*(a) 31,731 36,808
Quanterix Corp.* 1,500 16,905
Seer, Inc.* 26,500 102,290
182,043
Machinery 2.5%
AGCO Corp. 2,450 331,240
Astec Industries, Inc. 8,125 335,156
Hillman Solutions Corp.*(a) 203,700 1,715,154
Hyster-Yale Materials
Handling, Inc. 6,004 299,540
Manitowoc Co., Inc. (The)* 33,492 572,378
Proto Labs, Inc.* 14,700 487,305
REV Group, Inc.(a) 17,622 211,288
Trinity Industries, Inc. 15,260 371,734
Wabash National Corp. 26,567 653,282
4,977,077
Media 0.1%
Cardlytics, Inc.*(a) 9,823 33,349
Quotient Technology, Inc.* 60,212 197,495
230,844
Metals & Mining 1.5%
Arconic Corp.* 3,960 103,871
Ryerson Holding Corp. 8,565 311,595
Schnitzer Steel Industries,
Inc., Class A 24,079 748,857
SunCoke Energy, Inc. 79,084 710,174

56 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Metals & Mining
Warrior Met Coal, Inc. 32,608 1,197,039
3,071,536
Office REITs 0.9%
Equity Commonwealth 59,534 1,232,949
Paramount Group, Inc.(a) 22,400 102,144
Piedmont Office Realty Trust,
Inc., Class A 65,888 480,983
1,816,076
Oil, Gas & Consumable Fuels 1.8%
Chord Energy Corp. — 29
Dorian LPG Ltd. 11,615 231,603
PBF Energy, Inc., Class A(a) 19,587 849,293
REX American Resources
Corp.* 10,353 295,992
Teekay Tankers Ltd., Class A* 23,171 994,731
W&T Offshore, Inc.* 37,850 192,278
World Fuel Services Corp.(a) 39,586 1,011,422
3,575,348
Paper & Forest Products 0.4%
Clearwater Paper Corp.* 14,260 476,569
Sylvamo Corp.(a) 6,406 296,342
772,911
Personal Care Products 2.0%
Edgewell Personal Care Co.(a) 25,132 1,066,099
Herbalife Nutrition Ltd.*(a) 9,162 147,508
Inter Parfums, Inc. 19,200 2,731,008
Nature's Sunshine Products,
Inc.* 3,570 36,450
3,981,065
Pharmaceuticals 0.3%
ANI Pharmaceuticals, Inc.* 3,340 132,665
Atea Pharmaceuticals, Inc.* 13,200 44,220
Athira Pharma, Inc.* 6,500 16,250
Nektar Therapeutics*(a) 127,900 89,901
NGM Biopharmaceuticals,
Inc.*(a) 24,900 101,592
Theravance Biopharma,
Inc.*(a) 13,250 143,762
528,390
Professional Services 2.6%
Barrett Business Services, Inc. 3,180 281,875
Heidrick & Struggles
International, Inc. 8,227 249,772
Kelly Services, Inc., Class A(a) 7,047 116,910
Mistras Group, Inc.* 1,100 7,458
Resources Connection, Inc.(a) 12,238 208,780
TrueBlue, Inc.*(a) 22,429 399,236
Verra Mobility Corp.*(a) 232,665 3,936,692
5,200,723
Real Estate Management & Development 1.2%
Cushman & Wakefield plc*(a) 200,734 2,115,736
Douglas Elliman, Inc. 27,100 84,281
Forestar Group, Inc.*(a) 6,301 98,044
Zillow Group, Inc., Class A* 1,962 85,739
2,383,800
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 0.6%
Cirrus Logic, Inc.*(a) 7,034 769,379
Impinj, Inc.*(a) 2,797 379,049
1,148,428
Software 4.7%
Adeia, Inc. 58,653 519,666
Blend Labs, Inc., Class A*(a) 129,779 129,286
Cerence, Inc.*(a) 36,836 1,034,723
Consensus Cloud Solutions,
Inc.*(a) 7,940 270,675
Dropbox, Inc., Class A* 35,231 761,694
E2open Parent Holdings, Inc.* 338,200 1,968,324
EverCommerce, Inc.*(a) 16,433 173,861
Informatica, Inc., Class A* 20,352 333,773
Jamf Holding Corp.*(a) 1,588 30,839
Latch, Inc.* 1,700 1,295
LiveRamp Holdings, Inc.* 24,160 529,829
MeridianLink, Inc.*(a) 121,989 2,110,410
Nutanix, Inc., Class A* 30,081 781,805
ON24, Inc.* 6,096 53,401
PowerSchool Holdings, Inc.,
Class A* 6,080 120,506
SecureWorks Corp., Class A* 4,792 41,067
SolarWinds Corp.* 34,999 300,991
Upland Software, Inc.* 34,322 147,585
Xperi, Inc.* 9,808 107,201
9,416,931
Specialty Retail 3.6%
1-800-Flowers.com, Inc.,
Class A*(a) 22,700 261,050
Aaron's Co., Inc. (The)(a) 29,988 289,684
Abercrombie & Fitch Co.,
Class A* 36,837 1,022,227
Academy Sports & Outdoors,
Inc. 2,725 177,806
America's Car-Mart, Inc.*(a) 30,500 2,415,905
Barnes & Noble Education,
Inc.* 12,359 18,786
Citi Trends, Inc.* 10,064 191,417
Genesco, Inc.* 5,939 219,030
Lands' End, Inc.*(a) 17,600 171,072
Leslie's, Inc.*(a) 208,000 2,290,080
Tilly's, Inc., Class A*(a) 23,750 183,113
7,240,170
Technology Hardware, Storage & Peripherals 0.9%
Avid Technology, Inc.*(a) 13,540 433,009
Diebold Nixdorf, Inc.*(a) 12,200 14,640
Quantum Corp.* 9,600 11,040
Xerox Holdings Corp.(a) 88,086 1,356,525
1,815,214
Textiles, Apparel & Luxury Goods 0.2%
Movado Group, Inc.(a) 4,514 129,868
Unifi, Inc.* 9,616 78,563
Vera Bradley, Inc.* 19,334 115,810
324,241
Tobacco 0.0%
†
Vector Group Ltd.(a) 549 6,594

NVIT Multi-Manager Small Cap Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Trading Companies & Distributors 2.7%
Alta Equipment Group, Inc. 7,610 120,619
Beacon Roofing Supply,
Inc.*(a) 50,400 2,966,040
Boise Cascade Co. 21,220 1,342,165
NOW, Inc.* 57,015 635,717
Titan Machinery, Inc.* 14,378 437,810
5,502,351
Wireless Telecommunication Services 0.6%
Spok Holdings, Inc. 12,300 124,599
Telephone & Data Systems,
Inc. 56,627 595,150
United States Cellular
Corp.*(a) 28,056 581,601
1,301,350
Total Common Stocks
(cost $195,586,496) 195,927,973
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 1.5%
Principal
Amount ($)
Bank of America NA,
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,000,402,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049; total
market value $1,020,000.
(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $346,331,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $353,115.(b) 346,191 346,191
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG,
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $200,081,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
4/4/2023 - 2/15/2050; total
market value $204,082.(b) 200,000 200,000
MetLife, Inc.,
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,000,400,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2032 -
2/15/2051; total market
value $1,020,544.(b) 1,000,000 1,000,000
Pershing LLC,
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $400,162,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$408,000.(b) 400,000 400,000
Total Repurchase Agreements
(cost $2,946,191) 2,946,191
Total Investments
(cost $198,538,796) — 98.9% 198,874,164
Other assets in excess of liabilities — 1.1% 2,125,463
NET ASSETS — 100.0%
$ 200,999,627
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $51,459,145, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,946,191 and by $48,880,819 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$51,827,010.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $2,946,191.

58 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Cap Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 59
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

60 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,253,726 $ – $ – $ 1,253,726
Air Freight & Logistics 104,225 – – 104,225
Automobile Components 7,553,195 – – 7,553,195
Banks 16,493,703 – – 16,493,703
Biotechnology 9,177,583 – – 9,177,583
Broadline Retail 2,483,271 – – 2,483,271
Building Products 7,856,734 – – 7,856,734
Capital Markets 6,758,621 – – 6,758,621
Chemicals 5,935,889 – – 5,935,889
Commercial Services & Supplies 5,306,215 – – 5,306,215
Communications Equipment 689,414 – – 689,414
Construction & Engineering 5,830,457 – – 5,830,457
Consumer Finance 5,308,815 – – 5,308,815
Consumer Staples Distribution & Retail 3,510,115 – – 3,510,115
Diversified Consumer Services 2,561,383 – – 2,561,383
Diversified REITs 415,302 – – 415,302
Diversified Telecommunication Services 440,936 – – 440,936
Electric Utilities 912,579 – – 912,579
Electrical Equipment 2,188,453 – – 2,188,453
Electronic Equipment, Instruments &
Components 6,319,152 – – 6,319,152
Energy Equipment & Services 774,631 – – 774,631
Entertainment 402,387 – – 402,387
Financial Services 2,191,111 – – 2,191,111
Food Products 2,563,899 – – 2,563,899
Gas Utilities 580,422 – – 580,422
Ground Transportation 6,277,428 – – 6,277,428
Health Care Equipment & Supplies 4,430,898 – – 4,430,898
Health Care Providers & Services 8,303,213 – – 8,303,213
Health Care Technology 2,408,576 – – 2,408,576
Hotel & Resort REITs 6,102,692 – – 6,102,692
Hotels, Restaurants & Leisure 4,019,952 – – 4,019,952
Household Durables 861,731 – – 861,731
Independent Power and Renewable
Electricity Producers – – – –
Insurance 10,659,078 – – 10,659,078
Interactive Media & Services 493,812 – – 493,812
IT Services 1,247,721 – – 1,247,721
Leisure Products 35,562 – – 35,562
Life Sciences Tools & Services 182,043 – – 182,043
Machinery 4,977,077 – – 4,977,077
Media 230,844 – – 230,844
Metals & Mining 3,071,536 – – 3,071,536
Office REITs 1,816,076 – – 1,816,076
Oil, Gas & Consumable Fuels 3,575,348 – – 3,575,348
Paper & Forest Products 772,911 – – 772,911
Personal Care Products 3,981,065 – – 3,981,065
Pharmaceuticals 528,390 – – 528,390
Professional Services 5,200,723 – – 5,200,723
Real Estate Management & Development 2,383,800 – – 2,383,800
Semiconductors & Semiconductor
Equipment 1,148,428 – – 1,148,428
Software 9,416,931 – – 9,416,931
Specialty Retail 7,240,170 – – 7,240,170
Technology Hardware, Storage & Peripherals 1,815,214 – – 1,815,214
Textiles, Apparel & Luxury Goods 324,241 – – 324,241
Tobacco 6,594 – – 6,594

NVIT Multi-Manager Small Cap Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 61
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ 5,502,351 $ – $ – $ 5,502,351
Wireless Telecommunication Services 1,301,350 – – 1,301,350
Total Common Stocks $ 195,927,973 $ – $ – $ 195,927,973
Repurchase Agreements – 2,946,191 – 2,946,191
Rights – – – –
Total $ 195,927,973 $ 2,946,191 $ – $ 198,874,164
As of March 31, 2023, the Fund held one common stock investment and one rights investment that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

62 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 0.0%
†
Capital Markets 0.0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
SiriusPoint Ltd. * 33,638 273,477
CANADA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Teekay Tankers Ltd.
, Class A
* 48,390 2,077,383
INDIA 0.5%
Professional Services 0.5%
WNS Holdings Ltd., ADR * 18,106 1,686,936
JAPAN 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Allegro MicroSystems , Inc. * 23,789 1,141,634
PUERTO RICO 0.8%
Banks 0.8%
First Bancorp 103,920 1,186,766
OFG Bancorp 61,143 1,524,907
2,711,673
SWITZERLAND 0.2%
Textiles, Apparel & Luxury Goods 0.2%
On Holding AG
, Class A
*(a) 22,407 695,289
UNITED KINGDOM 0.2%
Energy Equipment & Services 0.2%
TechnipFMC plc * 52,911 722,235
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd. Reg. S *^∞ 94,500 0
722,235
UNITED STATES 95.9%
Aerospace & Defense 1.7%
AerSale Corp. * 12,957 223,120
Astronics Corp. * 29,967 400,359
Curtiss-Wright Corp. 11,872 2,092,558
Hexcel Corp. 17,628 1,203,111
Kaman Corp. 14,548 332,567
Parsons Corp. *(a) 33,744 1,509,707
5,761,422
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc. * 22,259 146,019
Automobile Components 3.1%
Adient plc * 49,598 2,031,534
American Axle & Manufacturing
Holdings, Inc. * 206,813 1,615,210
Dana, Inc. 112,734 1,696,647
Goodyear Tire & Rubber Co. (The)
*(a) 258,358 2,847,105
Lear Corp. 5,801 809,181
Visteon Corp. *(a) 10,316 1,617,858
10,617,535
Banks 9.4%
1st Source Corp. 4,069 175,577
Amalgamated Financial Corp. 13,968 247,094
American National Bankshares ,
Inc. 1,427 45,236
Associated Banc-Corp. 147,304 2,648,526
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Atlantic Union Bankshares Corp.
(a) 9,947 348,642
Banc of California, Inc. 49,818 624,220
Bank of Marin Bancorp 2,803 61,358
BankUnited , Inc. 43,183 975,072
Bankwell Financial Group, Inc. 1,958 48,676
BCB Bancorp, Inc. 7,431 97,569
Berkshire Hills Bancorp, Inc. (a) 51,754 1,296,955
Bridgewater Bancshares, Inc. * 1,464 15,870
Byline Bancorp, Inc. 13,252 286,508
Camden National Corp. 1,697 61,414
Capital Bancorp, Inc. 3,180 52,915
Capital City Bank Group, Inc. 6,687 195,996
Capstar Financial Holdings, Inc. 10,321 156,363
Carter Bankshares , Inc. * 8,467 118,538
Central Pacific Financial Corp. 64,239 1,149,878
CNB Financial Corp. 4,737 90,950
Community Trust Bancorp, Inc. 12,640 479,688
Customers Bancorp, Inc. * 57,852 1,071,419
Eagle Bancorp, Inc. 41,824 1,399,849
FB Financial Corp. 12,149 377,591
Financial Institutions, Inc. 11,604 223,725
First Bancshares, Inc. (The) 600 15,498
First Business Financial Services,
Inc. 2,800 85,428
First Commonwealth Financial
Corp. 13,185 163,890
First Financial Corp. 14,131 529,630
First Foundation, Inc. 44,659 332,710
First Internet Bancorp 4,660 77,589
First of Long Island Corp. (The) 7,569 102,182
First Savings Financial Group, Inc. 1,433 23,057
FS Bancorp, Inc. 2,350 70,524
Great Southern Bancorp, Inc. 8,010 405,947
Guaranty Bancshares, Inc. 3,415 95,176
Hanmi Financial Corp. 41,355 767,962
HarborOne Bancorp, Inc. 36,551 445,922
HBT Financial, Inc. 6,368 125,577
Heartland Financial USA, Inc. 6,600 253,176
Heritage Commerce Corp. 11,024 91,830
Heritage Financial Corp. 13,587 290,762
Home Bancorp, Inc. 1,500 49,545
HomeStreet , Inc. 27,097 487,475
HomeTrust Bancshares, Inc. 12,387 304,596
Horizon Bancorp, Inc. 19,753 218,468
Independent Bank Corp. 17,100 303,867
Investar Holding Corp. 1,804 25,184
Macatawa Bank Corp. 13,797 141,005
Mercantile Bank Corp. 4,601 140,699
Metropolitan Bank Holding Corp. * 16,989 575,757
Midland States Bancorp, Inc. 14,801 317,037
MidWestOne Financial Group, Inc. 1,435 35,043
National Bank Holdings Corp.
,
Class A
5,034 168,438
NBT Bancorp, Inc. 12,452 419,757
Nicolet Bankshares , Inc. * 6,968 439,332
Northfield Bancorp, Inc. 4,561 53,729
Northrim Bancorp, Inc. 4,095 193,202
OceanFirst Financial Corp. 8,908 164,620

NVIT Multi-Manager Small Company Fund - March 31, 2023 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Old Second Bancorp, Inc. 13,938 195,968
Pathward Financial, Inc. 35,379 1,467,875
Peapack -Gladstone Financial
Corp. 10,049 297,651
Preferred Bank 4,084 223,844
Primis Financial Corp. 10,826 104,254
QCR Holdings, Inc. 14,167 622,073
RBB Bancorp 10,692 165,726
S&T Bancorp, Inc. 3,806 119,699
Sierra Bancorp 3,626 62,440
SmartFinancial , Inc. 4,200 97,188
South Plains Financial, Inc. 4,692 100,456
Southern First Bancshares, Inc. * 1,229 37,730
Southern Missouri Bancorp, Inc. 121 4,527
Texas Capital Bancshares, Inc. * 47,363 2,318,892
Third Coast Bancshares, Inc. * 3,342 52,503
TriCo Bancshares 47,147 1,960,844
TrustCo Bank Corp. 1,535 49,028
Trustmark Corp. 3,300 81,510
UMB Financial Corp. 22,538 1,300,893
Veritex Holdings, Inc. 18,179 331,949
Washington Federal, Inc. 30,757 926,401
Western New England Bancorp,
Inc. 2,402 19,720
Zions Bancorp NA 45,391 1,358,553
32,063,967
Beverages 0.6%
Celsius Holdings, Inc. *(a) 13,486 1,253,389
MGP Ingredients, Inc. (a) 9,408 909,942
2,163,331
Biotechnology 6.7%
2seventy bio, Inc. * 25,409 259,172
Adicet Bio, Inc. * 6,300 36,288
Agios Pharmaceuticals, Inc. * 61,291 1,407,854
AnaptysBio , Inc. * 28,382 617,592
Apellis Pharmaceuticals, Inc. *(a) 10,502 692,712
ARS Pharmaceuticals, Inc. * 46,988 305,892
Atara Biotherapeutics , Inc. * 37,581 108,985
BioCryst Pharmaceuticals, Inc. * 77,090 642,931
Bluebird Bio, Inc. * 55,785 177,396
C4 Therapeutics, Inc. * 49,047 154,008
Century Therapeutics, Inc. * 12,600 43,722
Chimerix , Inc. * 51,491 64,879
Cytokinetics, Inc. *(a) 11,212 394,550
Deciphera Pharmaceuticals, Inc. * 36,569 564,991
Dyne Therapeutics, Inc. * 45,151 520,140
Emergent BioSolutions , Inc. * 131,399 1,361,294
Enanta Pharmaceuticals, Inc. * 31,217 1,262,415
EQRx , Inc. * 252,124 489,121
Exelixis , Inc. * 116,046 2,252,453
FibroGen , Inc. * 18,065 337,093
Halozyme Therapeutics, Inc. *(a) 38,292 1,462,371
Icosavax , Inc. * 4,518 26,204
Ideaya Biosciences, Inc. * 5,750 78,948
Iovance Biotherapeutics , Inc. * 93,249 569,751
iTeos Therapeutics, Inc. * 33,405 454,642
IVERIC bio, Inc. *(a) 25,072 610,002
KalVista Pharmaceuticals, Inc. * 1,500 11,790
Karuna Therapeutics, Inc. *(a) 2,534 460,276
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Kiniksa Pharmaceuticals Ltd.
,
Class A
* 31,742 341,544
Kodiak Sciences, Inc. * 16,197 100,421
Lyell Immunopharma , Inc. * 170,733 402,930
MacroGenics , Inc. * 16,438 117,860
MiMedx Group, Inc. * 9,455 32,242
Nurix Therapeutics, Inc. *(a) 28,239 250,762
Precigen , Inc. * 36,237 38,411
Protagonist Therapeutics, Inc. * 11,550 265,650
PTC Therapeutics, Inc. * 22,775 1,103,221
REGENXBIO, Inc. * 39,507 747,077
Sangamo Therapeutics, Inc. * 10,700 18,832
Sutro Biopharma, Inc. * 94,377 436,022
Tango Therapeutics, Inc. * 34,173 134,983
Travere Therapeutics, Inc. * 74,032 1,664,980
Ultragenyx Pharmaceutical, Inc. * 30,563 1,225,576
Vanda Pharmaceuticals, Inc. * 93,490 634,797
22,882,780
Broadline Retail 0.0%
†
1stdibs.com, Inc. * 8,223 32,645
Building Products 0.6%
Quanex Building Products Corp.
(a) 22,656 487,784
Resideo Technologies, Inc. * 82,418 1,506,601
1,994,385
Capital Markets 1.6%
Evercore , Inc.
, Class A
20,489 2,364,021
Hamilton Lane, Inc.
, Class A
31,567 2,335,327
StoneX Group, Inc. * 9,582 992,024
5,691,372
Chemicals 1.6%
AdvanSix , Inc. 8,368 320,243
Ecovyst , Inc. * 109,048 1,204,981
Koppers Holdings, Inc. 4,186 146,384
Livent Corp. *(a) 53,962 1,172,055
Olin Corp. (a) 20,641 1,145,576
Rayonier Advanced Materials,
Inc. * 76,416 479,128
Trinseo plc 46,545 970,463
Valhi, Inc. 3,770 65,636
5,504,466
Commercial Services & Supplies 2.0%
BrightView Holdings, Inc. * 23,012 129,327
Casella Waste Systems, Inc.
,
Class A
* 19,999 1,653,117
Clean Harbors, Inc. * 16,879 2,406,271
CoreCivic , Inc. * 240,972 2,216,943
Steelcase, Inc.
, Class A
67,991 572,484
Viad Corp. * 4,523 94,259
7,072,401
Communications Equipment 0.4%
Aviat Networks, Inc. *(a) 2,407 82,945
Comtech Telecommunications
Corp. 26,699 333,204
Inseego Corp. * 19,797 11,530
KVH Industries, Inc. * 6,856 78,021
NETGEAR, Inc. * 36,757 680,372

64 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Communications Equipment
Ribbon Communications, Inc. * 77,509 265,081
1,451,153
Construction & Engineering 2.5%
Argan , Inc. 16,900 683,943
Comfort Systems USA, Inc. 10,656 1,555,350
EMCOR Group, Inc. 3,769 612,802
Great Lakes Dredge & Dock Corp.
*(a) 8,355 45,368
Matrix Service Co. * 21,623 116,764
Primoris Services Corp. 44,196 1,089,873
Tutor Perini Corp. * 40,996 252,945
Valmont Industries, Inc. 6,922 2,210,056
WillScot Mobile Mini Holdings
Corp. * 40,965 1,920,439
8,487,540
Consumer Finance 2.9%
Encore Capital Group, Inc. * 11,890 599,851
Enova International, Inc. * 34,980 1,554,161
EZCORP, Inc.
, Class A
*(a) 74,199 638,111
Green Dot Corp.
, Class A
* 50,542 868,312
LendingClub Corp. * 90,085 649,513
Navient Corp. 176,233 2,817,965
PROG Holdings, Inc. * 103,206 2,455,271
Regional Management Corp. 6,022 157,114
SLM Corp. 21,920 271,589
10,011,887
Consumer Staples Distribution & Retail 0.9%
Andersons, Inc. (The) 30,596 1,264,227
Performance Food Group Co. * 28,141 1,698,028
2,962,255
Containers & Packaging 0.4%
Graphic Packaging Holding Co. 49,956 1,273,378
Diversified Consumer Services 1.5%
2U, Inc. * 129,607 887,808
Adtalem Global Education, Inc. * 17,251 666,234
American Public Education, Inc. * 27,318 148,064
Duolingo , Inc. *(a) 10,977 1,565,209
Grand Canyon Education, Inc. * 2,790 317,781
Laureate Education, Inc.
, Class A
88,572 1,041,607
Perdoceo Education Corp. * 46,088 618,962
5,245,665
Diversified REITs 0.2%
Armada Hoffler Properties, Inc. 33,837 399,615
CTO Realty Growth, Inc. 25,470 439,612
839,227
Diversified Telecommunication Services 0.3%
Bandwidth, Inc.
, Class A
* 54,351 826,135
Consolidated Communications
Holdings, Inc. * 16,700 43,086
869,221
Electric Utilities 0.6%
ALLETE, Inc. 10,814 696,097
NRG Energy, Inc. (a) 36,137 1,239,138
1,935,235
Electrical Equipment 1.7%
Atkore , Inc. *(a) 6,741 946,976
Encore Wire Corp. (a) 20,220 3,747,373
Powell Industries, Inc. (a) 12,543 534,206
Common Stocks
Shares Value ($)
UNITED STATES
Electrical Equipment
Shoals Technologies Group, Inc.
,
Class A
*(a) 31,591 719,959
5,948,514
Electronic Equipment, Instruments & Components 2.1%
Badger Meter, Inc. (a) 5,426 660,995
Benchmark Electronics, Inc. 53,798 1,274,475
FARO Technologies, Inc. * 17,610 433,382
Itron , Inc. *(a) 35,436 1,964,926
Novanta , Inc. * 14,398 2,290,578
Ouster, Inc. * 92,840 77,679
ScanSource , Inc. * 13,225 402,569
7,104,604
Energy Equipment & Services 0.6%
Bristow Group, Inc. * 5,407 121,117
National Energy Services Reunited
Corp. * 16,600 87,316
ProFrac Holding Corp.
, Class A
*(a) 24,416 309,351
ProPetro Holding Corp. * 142,865 1,027,199
Weatherford International plc * 11,565 686,383
2,231,366
Entertainment 0.6%
Playtika Holding Corp. * 70,926 798,627
World Wrestling Entertainment,
Inc.
, Class A
13,020 1,188,205
1,986,832
Financial Services 1.3%
Alerus Financial Corp. 1,096 17,591
Jackson Financial, Inc.
, Class A
71,655 2,680,613
Merchants Bancorp (a) 13,989 364,274
Ocwen Financial Corp. * 2,599 70,485
Paysafe Ltd. * 47,326 817,319
Radian Group, Inc. 17,680 390,728
Waterstone Financial, Inc. 12,028 181,984
4,522,994
Food Products 0.2%
Fresh Del Monte Produce, Inc. (a) 10,425 313,897
Hain Celestial Group, Inc. (The) * 26,090 447,443
761,340
Gas Utilities 0.1%
Northwest Natural Holding Co. 10,374 493,387
Ground Transportation 2.0%
ArcBest Corp. (a) 30,833 2,849,585
Covenant Logistics Group, Inc. 31,681 1,122,141
Lyft, Inc.
, Class A
* 103,621 960,567
Saia, Inc. *(a) 5,420 1,474,674
TuSimple Holdings, Inc.
, Class A
* 41,900 61,593
Werner Enterprises, Inc. 12,304 559,709
7,028,269
Health Care Equipment & Supplies 3.5%
AngioDynamics , Inc. * 14,664 151,626
AtriCure , Inc. *(a) 6,970 288,907
Avanos Medical, Inc. * 1,553 46,186
Axonics , Inc. * 30,457 1,661,734
Bioventus , Inc.
, Class A
* 13,801 14,767
Cue Health, Inc. * 10,138 18,451
Inari Medical, Inc. *(a) 12,509 772,306
Inogen , Inc. * 18,800 234,624

NVIT Multi-Manager Small Company Fund - March 31, 2023 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Equipment & Supplies
Inspire Medical Systems, Inc. *(a) 10,684 2,500,803
iRhythm Technologies, Inc. *(a) 6,039 749,017
Lantheus Holdings, Inc. *(a) 4,407 363,842
OraSure Technologies, Inc. * 157,683 953,982
Orthofix Medical, Inc. * 45,694 765,375
Shockwave Medical, Inc. * 9,541 2,068,775
Silk Road Medical, Inc. * 11,359 444,478
Tactile Systems Technology, Inc. * 17,591 288,844
TransMedics Group, Inc. * 4,174 316,097
Zimvie , Inc. * 54,677 395,315
12,035,129
Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc. * 19,874 1,435,897
Accolade, Inc. * 51,265 737,191
Cross Country Healthcare, Inc.
*(a) 52,050 1,161,756
Encompass Health Corp. 11,628 629,075
Option Care Health, Inc. * 37,505 1,191,534
Owens & Minor, Inc. * 19,604 285,238
Privia Health Group, Inc. *(a) 26,512 731,996
Surgery Partners, Inc. *(a) 36,371 1,253,708
7,426,395
Health Care Technology 1.6%
Computer Programs & Systems,
Inc. * 20,172 609,194
Evolent Health, Inc.
, Class A
* 32,076 1,040,866
Health Catalyst, Inc. * 150,357 1,754,666
HealthStream , Inc. * 1,000 27,100
NextGen Healthcare, Inc. *(a) 6,611 115,098
Veradigm , Inc. * 158,525 2,068,752
5,615,676
Hotel & Resort REITs 3.2%
Apple Hospitality REIT, Inc. 166,452 2,583,335
Chatham Lodging Trust 28,607 300,087
Hersha Hospitality Trust
, Class A
73,300 492,576
Pebblebrook Hotel Trust 40,300 565,812
RLJ Lodging Trust 167,957 1,780,344
Ryman Hospitality Properties, Inc. 28,968 2,599,300
Sunstone Hotel Investors, Inc. 152,663 1,508,310
Xenia Hotels & Resorts, Inc. 102,261 1,338,596
11,168,360
Hotels, Restaurants & Leisure 2.5%
Bluegreen Vacations Holding
Corp. 7,241 198,259
Bowlero Corp. *(a) 62,250 1,055,138
DraftKings , Inc.
, Class A
*(a) 26,017 503,689
Planet Fitness, Inc.
, Class A
* 17,150 1,332,041
Red Rock Resorts, Inc.
, Class A
43,580 1,942,360
SeaWorld Entertainment, Inc. * 33,316 2,042,603
Wingstop , Inc. 8,665 1,590,721
8,664,811
Household Durables 0.8%
GoPro, Inc.
, Class A
* 281,212 1,414,496
Hooker Furnishings Corp. 3,278 59,627
Taylor Morrison Home Corp.
, Class
A
* 31,406 1,201,594
Tupperware Brands Corp. *(a) 14,258 35,645
Universal Electronics, Inc. * 9,182 93,105
Common Stocks
Shares Value ($)
UNITED STATES
Household Durables
VOXX International Corp. *(a) 1,150 14,180
2,818,647
Independent Power and Renewable Electricity Producers
0.1%
Vistra Corp. 20,920 502,080
Insurance 4.7%
Ambac Financial Group, Inc. * 53,023 820,796
American Equity Investment Life
Holding Co. 72,565 2,647,897
Brighthouse Financial, Inc. * 13,376 590,015
CNO Financial Group, Inc. 116,381 2,582,494
Donegal Group, Inc.
, Class A
(a) 11,610 177,401
Employers Holdings, Inc. 32,578 1,358,177
Enstar Group Ltd. * 924 214,174
Greenlight Capital Re Ltd.
, Class
A
* 3,764 35,344
Hanover Insurance Group, Inc.
(The) (a) 2,524 324,334
James River Group Holdings Ltd. 22,582 466,318
Kinsale Capital Group, Inc. 7,101 2,131,365
Oscar Health, Inc.
, Class A
* 9,144 59,802
ProAssurance Corp. 58,550 1,082,004
Reinsurance Group of America,
Inc. 10,733 1,424,913
Selectquote , Inc. * 47,083 102,170
Stewart Information Services Corp. 30,901 1,246,855
United Fire Group, Inc. (a) 11,247 298,608
Universal Insurance Holdings, Inc. 45,685 832,381
16,395,048
Interactive Media & Services 0.3%
DHI Group, Inc. * 8,067 31,300
Outbrain , Inc. * 7,962 32,883
QuinStreet , Inc. * 42,504 674,539
TrueCar , Inc. * 114,287 262,860
1,001,582
IT Services 0.1%
Rackspace Technology, Inc. * 49,693 93,423
Unisys Corp. * 86,648 336,194
429,617
Leisure Products 0.0%
†
American Outdoor Brands, Inc. * 1,687 16,600
Life Sciences Tools & Services 1.0%
10X Genomics, Inc.
, Class A
*(a) 12,075 673,664
Harvard Bioscience, Inc. * 10,350 43,470
Medpace Holdings, Inc. * 7,224 1,358,474
PhenomeX , Inc. * 60,665 70,371
Quanterix Corp. * 2,592 29,212
Repligen Corp. *(a) 7,020 1,181,887
Seer, Inc. * 60,100 231,986
3,589,064
Machinery 2.7%
AGCO Corp. 5,425 733,460
Astec Industries, Inc. 14,262 588,308
Chart Industries, Inc. *(a) 5,546 695,468
Esab Corp. (a) 10,882 642,800
Hyster -Yale Materials Handling,
Inc. 12,395 618,387
Manitowoc Co., Inc. (The) * 81,636 1,395,158

66 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Machinery
Proto Labs, Inc. * 27,052 896,774
RBC Bearings, Inc. *(a) 4,122 959,313
REV Group, Inc. (a) 39,744 476,531
Trinity Industries, Inc. (a) 32,828 799,690
Wabash National Corp. (a) 55,299 1,359,802
9,165,691
Media 0.1%
Cardlytics, Inc. * 19,361 65,731
Quotient Technology, Inc. * 41,804 137,117
202,848
Metals & Mining 2.2%
Arconic Corp. * 5,641 147,963
ATI, Inc. *(a) 33,038 1,303,679
Commercial Metals Co. 11,884 581,128
Ryerson Holding Corp. 33,159 1,206,324
Schnitzer Steel Industries, Inc.
,
Class A
44,309 1,378,010
SunCoke Energy, Inc. 122,906 1,103,696
Warrior Met Coal, Inc. 54,012 1,982,781
7,703,581
Office REITs 1.1%
Equity Commonwealth 117,432 2,432,017
Paramount Group, Inc. 70,059 319,469
Piedmont Office Realty Trust, Inc.
,
Class A
127,870 933,451
3,684,937
Oil, Gas & Consumable Fuels 2.8%
Dorian LPG Ltd. 22,328 445,220
Matador Resources Co. (a) 34,983 1,666,940
New Fortress Energy, Inc. (a) 10,637 313,047
PBF Energy, Inc.
, Class A
(a) 57,987 2,514,317
PDC Energy, Inc. (a) 20,474 1,314,021
Plains GP Holdings LP
, Class A
(a) 9,616 126,162
REX American Resources Corp. * 22,326 638,300
W&T Offshore, Inc. * 72,171 366,629
World Fuel Services Corp. 83,327 2,129,005
9,513,641
Paper & Forest Products 0.4%
Clearwater Paper Corp. * 24,956 834,029
Sylvamo Corp. 13,260 613,408
1,447,437
Personal Care Products 1.4%
Edgewell Personal Care Co. (a) 54,570 2,314,860
elf Beauty, Inc. * 27,054 2,227,897
Herbalife Nutrition Ltd. *(a) 16,228 261,271
Nature's Sunshine Products, Inc.
*(a) 6,626 67,651
4,871,679
Pharmaceuticals 0.7%
ANI Pharmaceuticals, Inc. * 6,741 267,753
Atea Pharmaceuticals, Inc. * 25,852 86,604
Athira Pharma, Inc. * 14,039 35,098
Harmony Biosciences Holdings,
Inc. * 9,996 326,369
Intra-Cellular Therapies, Inc. * 17,224 932,679
Nektar Therapeutics * 249,414 175,313
NGM Biopharmaceuticals, Inc. * 72,376 295,294
Theravance Biopharma, Inc. *(a) 22,108 239,872
2,358,982
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services 1.6%
Barrett Business Services, Inc. 6,809 603,550
ExlService Holdings, Inc. * 12,211 1,976,105
Heidrick & Struggles International,
Inc. 14,394 437,002
KBR, Inc. (a) 21,934 1,207,467
Kelly Services, Inc.
, Class A
8,676 143,935
Mistras Group, Inc. * 1,321 8,956
Resources Connection, Inc. (a) 19,811 337,976
TrueBlue , Inc. *(a) 50,107 891,905
5,606,896
Real Estate Management & Development 0.2%
Douglas Elliman , Inc. 52,777 164,136
Forestar Group, Inc. *(a) 9,195 143,074
Zillow Group, Inc.
, Class A
* 7,829 342,128
649,338
Semiconductors & Semiconductor Equipment 3.7%
Axcelis Technologies, Inc. * 8,976 1,196,052
Cirrus Logic, Inc. * 13,861 1,516,116
Diodes, Inc. * 10,559 979,453
Impinj , Inc. *(a) 27,400 3,713,247
Lattice Semiconductor Corp. * 27,416 2,618,228
MACOM Technology Solutions
Holdings, Inc. * 15,121 1,071,172
Power Integrations, Inc. 7,240 612,794
Silicon Laboratories, Inc. *(a) 7,056 1,235,435
12,942,497
Software 5.7%
Adeia , Inc. 108,459 960,947
Altair Engineering, Inc.
, Class A
*(a) 9,004 649,278
Blend Labs, Inc.
, Class A
* 257,877 256,897
Cerence , Inc. *(a) 71,530 2,009,278
Consensus Cloud Solutions, Inc. * 15,964 544,213
CyberArk Software Ltd. * 7,500 1,109,850
Dropbox, Inc.
, Class A
*(a) 68,812 1,487,715
EverCommerce , Inc. * 33,550 354,959
Gitlab , Inc.
, Class A
*(a) 11,432 392,003
HashiCorp , Inc.
, Class A
* 11,239 329,190
Informatica , Inc.
, Class A
* 37,970 622,708
Jamf Holding Corp. * 4,442 86,264
Latch, Inc. * 1,700 1,296
LiveRamp Holdings, Inc. * 28,500 625,005
Manhattan Associates, Inc. * 15,594 2,414,731
Nutanix , Inc.
, Class A
* 59,383 1,543,364
ON24, Inc. * 11,500 100,740
Paylocity Holding Corp. * 5,982 1,189,102
PowerSchool Holdings, Inc.
, Class
A
* 10,670 211,479
Samsara, Inc.
, Class A
*(a) 33,792 666,378
SecureWorks Corp.
, Class A
* 15,295 131,078
Smartsheet , Inc.
, Class A
*(a) 29,390 1,404,842
SolarWinds Corp. * 69,128 594,501
Sprout Social, Inc.
, Class A
*(a) 26,776 1,630,123
Upland Software, Inc. * 55,745 239,704
Xperi , Inc. * 19,269 210,610
19,766,255
Specialized REITs 0.2%
Outfront Media, Inc. (a) 35,273 572,481

NVIT Multi-Manager Small Company Fund - March 31, 2023 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
UNITED STATES
Specialty Retail 2.2%
1-800-Flowers.com, Inc.
, Class A
* 44,436 511,014
Aaron's Co., Inc. (The) 55,911 540,100
Abercrombie & Fitch Co.
, Class A
* 72,639 2,015,732
Academy Sports & Outdoors, Inc.
(a) 22,809 1,488,287
Barnes & Noble Education, Inc. * 19,069 28,985
Boot Barn Holdings, Inc. * 18,081 1,385,728
Citi Trends, Inc. * 19,763 375,892
Genesco, Inc. * 12,337 454,989
Lands' End, Inc. * 29,597 287,683
Tilly's, Inc.
, Class A
* 55,696 429,416
7,517,826
Technology Hardware, Storage & Peripherals 1.0%
Avid Technology, Inc. * 27,333 874,109
Diebold Nixdorf, Inc. *(a) 24,100 28,920
Quantum Corp. * 20,342 23,393
Xerox Holdings Corp. 173,634 2,673,964
3,600,386
Textiles, Apparel & Luxury Goods 1.5%
Crocs, Inc. * 9,753 1,233,169
Deckers Outdoor Corp. * 3,190 1,434,065
Movado Group, Inc. 8,325 239,510
Oxford Industries, Inc. 18,265 1,928,601
Unifi, Inc. * 19,221 157,036
Vera Bradley, Inc. * 30,098 180,287
5,172,668
Trading Companies & Distributors 2.3%
Alta Equipment Group, Inc. 14,467 229,302
Applied Industrial Technologies,
Inc. 4,417 627,788
Boise Cascade Co. 40,547 2,564,598
H&E Equipment Services, Inc. 31,740 1,403,860
Herc Holdings, Inc. (a) 5,107 581,687
NOW, Inc. * 153,033 1,706,318
Titan Machinery, Inc. * 30,600 931,770
8,045,323
Wireless Telecommunication Services 0.6%
Spok Holdings, Inc. 24,723 250,444
Telephone & Data Systems, Inc. 51,103 537,093
United States Cellular Corp. * 56,636 1,174,064
1,961,601
331,530,266
Total Common Stocks
(cost $325,929,501) 340,838,893
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 1.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023, due
4/3/2023, repurchase price
$2,471,090, collateralized
by U.S. Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $2,519,501.(b) 2,470,099 2,470,099
Credit Suisse AG, 4.80%,
dated 3/31/2023, due
4/3/2023, repurchase price
$850,340, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
4/4/2023 - 2/15/2050; total
market value $867,347.(b) 850,000 850,000
Pershing LLC, 4.83%, dated
3/31/2023, due 4/3/2023,
repurchase price $500,202,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
7/16/2023 - 2/20/2073; total
market value $510,000.(b) 500,000 500,000
Total Repurchase Agreements
(cost $3,820,099) 3,820,099
Total Investments
(cost $329,761,675) — 99.7% 344,658,992
Other assets in excess of liabilities — 0.3% 982,926
NET ASSETS — 100.0%
$ 345,641,918

68 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $51,862,893, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,820,099 and by $48,472,300 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$52,292,399.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $3,820,099.
ADR American Depositary Receipt
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Company Fund - March 31, 2023 (Unaudited) - Statement of Investments - 69
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

70 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for addition al information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,761,422 $ – $ – $ 5,761,422
Air Freight & Logistics 146,019 – – 146,019
Automobile Components 10,617,535 – – 10,617,535
Banks 34,775,640 – – 34,775,640
Beverages 2,163,331 – – 2,163,331
Biotechnology 22,882,780 – – 22,882,780
Broadline Retail 32,645 – – 32,645
Building Products 1,994,385 – – 1,994,385
Capital Markets 5,691,372 – – 5,691,372
Chemicals 5,504,466 – – 5,504,466
Commercial Services & Supplies 7,072,401 – – 7,072,401
Communications Equipment 1,451,153 – – 1,451,153
Construction & Engineering 8,487,540 – – 8,487,540
Consumer Finance 10,011,887 – – 10,011,887
Consumer Staples Distribution & Retail 2,962,255 – – 2,962,255
Containers & Packaging 1,273,378 – – 1,273,378
Diversified Consumer Services 5,245,665 – – 5,245,665
Diversified REITs 839,227 – – 839,227
Diversified Telecommunication Services 869,221 – – 869,221
Electric Utilities 1,935,235 – – 1,935,235
Electrical Equipment 5,948,514 – – 5,948,514
Electronic Equipment, Instruments &
Components 7,104,604 – – 7,104,604
Energy Equipment & Services 2,953,601 – – 2,953,601
Entertainment 1,986,832 – – 1,986,832
Financial Services 4,522,994 – – 4,522,994
Food Products 761,340 – – 761,340
Gas Utilities 493,387 – – 493,387
Ground Transportation 7,028,269 – – 7,028,269
Health Care Equipment & Supplies 12,035,129 – – 12,035,129
Health Care Providers & Services 7,426,395 – – 7,426,395
Health Care Technology 5,615,676 – – 5,615,676
Hotel & Resort REITs 11,168,360 – – 11,168,360
Hotels, Restaurants & Leisure 8,664,811 – – 8,664,811
Household Durables 2,818,647 – – 2,818,647
Independent Power and Renewable
Electricity Producers 502,080 – – 502,080
Insurance 16,668,525 – – 16,668,525
Interactive Media & Services 1,001,582 – – 1,001,582
IT Services 429,617 – – 429,617
Leisure Products 16,600 – – 16,600
Life Sciences Tools & Services 3,589,064 – – 3,589,064
Machinery 9,165,691 – – 9,165,691
Media 202,848 – – 202,848
Metals & Mining 7,703,581 – – 7,703,581
Office REITs 3,684,937 – – 3,684,937
Oil, Gas & Consumable Fuels 11,591,024 – – 11,591,024
Paper & Forest Products 1,447,437 – – 1,447,437
Personal Care Products 4,871,679 – – 4,871,679
Pharmaceuticals 2,358,982 – – 2,358,982
Professional Services 7,293,832 – – 7,293,832
Real Estate Management & Development 649,338 – – 649,338
Semiconductors & Semiconductor
Equipment 14,084,131 – – 14,084,131
Software 19,766,255 – – 19,766,255
Specialized REITs 572,481 – – 572,481
Specialty Retail 7,517,826 – – 7,517,826

NVIT Multi-Manager Small Company Fund - March 31, 2023 (Unaudited) - Statement of Investments - 71
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage & Peripherals $ 3,600,386 $ – $ – $ 3,600,386
Textiles, Apparel & Luxury Goods 5,867,957 – – 5,867,957
Trading Companies & Distributors 8,045,323 – – 8,045,323
Wireless Telecommunication Services 1,961,601 – – 1,961,601
Total Common Stocks $ 340,838,893 $ – $ – $ 340,838,893
Repurchase Agreements – 3,820,099 – 3,820,099
Rights – – – –
Total $ 340,838,893 $ 3,820,099 $ – $ 344,658,992
As of March 31, 2023, the Fund held two common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

72 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Real Estate Fund
Common Stocks 98.4%
Shares Value ($)
Construction & Engineering 1.3%
WillScot Mobile Mini Holdings
Corp.* 58,470 2,741,074
Diversified REITs 5.2%
Empire State Realty Trust,
Inc., Class A 558,491 3,624,607
WP Carey, Inc. 98,916 7,661,044
11,285,651
Health Care REITs 9.0%
CareTrust REIT, Inc. 196,306 3,843,671
Ventas, Inc. 131,065 5,681,668
Welltower, Inc. 139,068 9,969,785
19,495,124
Hotel & Resort REITs 1.8%
Ryman Hospitality Properties,
Inc. 42,507 3,814,153
Hotels, Restaurants & Leisure 2.7%
Hyatt Hotels Corp., Class A* 25,730 2,876,357
Wynn Resorts Ltd.* 27,670 3,096,549
5,972,906
Industrial REITs 18.7%
EastGroup Properties, Inc. 22,036 3,642,992
Plymouth Industrial REIT, Inc. 183,091 3,846,742
Prologis, Inc. 225,107 28,086,600
Rexford Industrial Realty, Inc. 81,285 4,848,650
40,424,984
Office REITs 1.9%
Alexandria Real Estate
Equities, Inc. 16,699 2,097,228
Corporate Office Properties
Trust 88,727 2,103,717
4,200,945
Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A* 15,030 1,094,334
Common Stocks
Shares Value ($)
Residential REITs 17.4%
American Homes 4 Rent,
Class A 113,003 3,553,944
Apartment Income REIT Corp. 86,383 3,093,375
Equity Residential 151,482 9,088,920
Independence Realty Trust,
Inc. 146,820 2,353,525
Sun Communities, Inc. 53,182 7,492,280
UDR, Inc. 208,141 8,546,269
Veris Residential, Inc.* 238,448 3,490,879
37,619,192
Retail REITs 13.1%
Brixmor Property Group, Inc. 300,036 6,456,775
Getty Realty Corp. 111,608 4,021,236
Kimco Realty Corp. 115,249 2,250,813
NETSTREIT Corp. 164,511 3,007,261
Phillips Edison & Co., Inc. 101,059 3,296,545
Simon Property Group, Inc. 50,516 5,656,276
Spirit Realty Capital, Inc. 51,448 2,049,688
Tanger Factory Outlet Centers,
Inc. 81,687 1,603,516
28,342,110
Specialized REITs 26.8%
American Tower Corp. 27,215 5,561,113
CubeSmart 138,474 6,400,268
Equinix, Inc. 23,753 17,126,863
Iron Mountain, Inc. 61,910 3,275,658
Life Storage, Inc. 48,542 6,363,371
Public Storage 38,838 11,734,514
VICI Properties, Inc. 232,887 7,596,774
58,058,561
Total Investments
(cost $186,902,830) — 98.4% 213,049,034
Other assets in excess of liabilities — 1.6% 3,540,192
NET ASSETS — 100.0%
$ 216,589,226
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

NVIT Real Estate Fund - March 31, 2023 (Unaudited) - Statement of Investments - 73
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 213,049,034 $ – $ – $ 213,049,034
Total $ 213,049,034 $ – $ – $ 213,049,034
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Amundi Multi Sector Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 7.9%
Principal
Amount ($) Value ($)
Airlines 1.0%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 286,500 251,407
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,252,597 1,760,826
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 258,290 249,700
2,261,933
Automobiles 1.9%
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 549,264
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 449,082
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,411,534
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 875,028
Santander Bank Auto Credit-
Linked Notes, Series
2022-A, Class D, 9.97%,
5/15/2032(a) 1,075,000 1,057,441
4,342,349
Credit Card 0.5%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,170,535
Other 4.5%
AMSR Trust
Series 2022-SFR3, Class
E1, 4.00%, 10/17/2039(a) 900,000 774,351
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class E, 8.08%,
11/15/2036(a)(b) 1,500,000 1,381,479
MF1 Ltd., Series 2021-
FL7, Class D, 7.31%,
10/16/2036(a)(b) 1,435,000 1,302,674
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,720,041
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,439,192
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 654,976
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
6.97%, 2/20/2030(a)(b) 650,000 614,261
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 147,050 139,925
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 928,758
Tricon American Homes Trust,
Series 2017-SFR2, Class F,
5.10%, 1/17/2036(a) 1,300,000 1,273,469
10,229,126
Total Asset-Backed Securities
(cost $20,077,927)
18,003,943
Collateralized Mortgage Obligations 11.7%
Bellemeade RE Ltd., Series
2021-3A, Class B1, 8.41%,
9/25/2031(a)(b) 2,100,000 1,930,923
Connecticut Avenue Securities
Trust, Series 2022-R01,
Class 1B2, 10.56%,
12/25/2041(a)(b) 1,650,000 1,478,492
Eagle RE Ltd., Series 2021-
2, Class M2, 8.81%,
4/25/2034(a)(b) 2,690,000 2,645,099
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 633,243 429,072
FHLMC STACR REMIC Trust
Series 2022-DNA1, Class
B2, 11.66%, 1/25/2042(a)(b) 1,770,000 1,525,066
Series 2020-DNA6, Class
B2, 10.21%, 12/25/2050(a)
(b) 2,115,000 1,903,756
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 15.85%, 10/25/2048(a)
(b) 2,800,000 3,211,493
Series 2019-DNA3, Class
B2, 13.00%, 7/25/2049(a)(b) 1,360,000 1,407,598
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2020-HQA5, Class
B2, 11.96%, 11/25/2050(a)
(b) 1,140,000 1,066,700
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.21%, 6/1/2051(a)(b) 87,024,877 856,438
FNMA, Series 2021-R02,
Class 2B2, 10.76%,
11/25/2041(a)(b) 590,000 526,112
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 2,001,634 359,042
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 1,013,346 173,146

2 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Home RE Ltd., Series 2020-
1, Class B1, 11.85%,
10/25/2030(a)(b) 300,000 305,611
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 29,263,412 296,649
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 54,668,382 324,211
Series 2021-8, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 48,965,342 291,285
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
9.20%, 7/25/2029(a)(b) 3,270,000 3,281,493
Oaktown Re VII Ltd., Series
2021-2, Class B1, 8.96%,
4/25/2034(a)(b) 1,390,000 1,253,077
STACR Trust, Series 2018-
HRP2, Class B2, 15.35%,
2/25/2047(a)(b) 2,000,000 2,176,675
Traingle Re Ltd., Series
2020-1, Class B1, 12.60%,
10/25/2030(a)(b) 250,000 253,181
Triangle Re Ltd., Series
2021-3, Class B1, 9.51%,
2/25/2034(a)(b) 910,000 830,774
Total Collateralized Mortgage Obligations
(cost $26,817,799)
26,525,893
Commercial Mortgage-Backed Securities 7.9%
BX Trust, Series 2021-
ARIA, Class D, 6.58%,
10/15/2036(a)(b) 1,700,000 1,576,391
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.47%, 10/10/2048(b) 3,000,000 2,042,207
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 8.23%, 1/25/2051(a)(b) 1,275,000 1,107,195
Series 2021-MN3, Class
M2, 8.56%, 11/25/2051(a)
(b) 1,615,000 1,392,097
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
6.78%, 10/15/2036(a)(b) 700,000 640,000
Series 2021-IP, Class E,
8.23%, 10/15/2036(a)(b) 300,000 275,349
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.33%,
6/15/2049(a)(b) 2,500,000 1,194,256
Med Trust, Series 2021-
MDLN, Class F, 8.69%,
11/15/2038(a)(b) 1,350,986 1,250,441
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.20%, 4/15/2048(a)(b) 2,000,000 1,392,995
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,237,355
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 504,308
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
13.60%, 10/25/2049(a)(b) 2,136,000 1,945,254
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,473,797
Total Commercial Mortgage-Backed
Securities
(cost $22,430,363) 18,031,645
Common Stocks 0.2%
Shares
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Passenger Airlines 0.2%
Grupo Aeromexico SAB de
CV *∞(c) 43,743 388,395
Total Common Stocks
(cost $729,291)
388,395
Convertible Bonds 1.3%
Principal
Amount ($)
Hotels, Restaurants & Leisure 0.5%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 1,789,000 1,237,988
Passenger Airlines 0.7%
Air Canada, 4.00%, 7/1/2025 1,377,000 1,618,980
Pharmaceuticals 0.1%
Tricida, Inc., 3.50%,
5/15/2027(d) 1,260,000 119,700
Total Convertible Bonds
(cost $4,452,764)
2,976,668
Convertible Preferred Stock 0.5%
Banks 0.5%
Wells Fargo & Co., 7.50%, 902 1,060,977
Total Convertible Preferred
Stock
(cost $1,268,738) 1,060,977

NVIT Amundi Multi Sector Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 3
Corporate Bonds 61.0%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 1,046,934
Air Freight & Logistics 0.6%
Rand Parent LLC ,
8.50%, 2/15/2030(a)(c) 850,000 799,000
Western Global Airlines LLC ,
10.38%, 8/15/2025(a) 1,530,000 623,919
1,422,919
Automobile Components 0.5%
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 1,247,000 1,119,183
Automobiles 0.6%
Hyundai Capital America ,
5.80%, 4/1/2030(a) 1,300,000 1,311,234
Banks 15.6%
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(e) 2,695,000 2,375,550
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c)(e) 1,845,000 1,955,595
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.00%),
5.75%, 8/9/2033(c)(e) 1,155,000 1,131,488
CaixaBank SA ,
(SOFR + 2.70%), 6.21%,
1/18/2029(a)(e) 810,000 815,062
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(c)(e) 989,000 857,917
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 1,200,000 1,229,342
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(e) 1,820,000 1,937,087
(SOFR + 2.87%), 5.40%,
8/11/2033(c)(e) 1,200,000 1,186,086
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(c)(e)(f) 2,408,000 1,591,616
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 4.40%),
8.25%, 11/21/2033(a)(e) 1,380,000 1,462,014
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
(SOFR + 2.08%), 4.91%,
7/25/2033(c)(e) 780,000 775,277
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.91%),
8.00%, 9/27/2029(e)(f) 1,000,000 921,250
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
4.98%, 8/11/2033(c)(e) 855,000 818,520
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(e) 1,407,000 1,556,313
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.40%),
5.67%, 9/13/2033(e) 1,730,000 1,755,466
National Australia Bank Ltd. ,
6.43%, 1/12/2033(a) 1,105,000 1,138,096
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(e) 1,815,000 1,382,521
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(f) 940,000 729,844
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(c)(e) 535,000 527,784
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(c)(e) 2,300,000 2,136,826
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.95%),
6.69%, 1/10/2034(a)(c)(e) 200,000 204,430
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
4.03%, 1/21/2043(a)(e) 1,255,000 837,396
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(e) 2,350,000 2,189,862
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(e) 3,000,000 2,644,338

4 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(c)(e) 1,240,000 1,174,005
(SOFR + 2.09%), 5.85%,
10/21/2033(c)(e) 1,995,000 2,083,831
35,417,516
Biotechnology 0.4%
Amgen, Inc. ,
5.25%, 3/2/2033 790,000 811,645
Building Products 0.1%
Fortune Brands Innovations,
Inc. ,
4.50%, 3/25/2052 335,000 255,785
Capital Markets 4.5%
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 1,310,000 1,234,937
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(e) 510,000 507,152
Nomura Holdings, Inc. ,
5.61%, 7/6/2029(c) 3,550,000 3,533,921
Northern Trust Corp. ,
6.13%, 11/2/2032(c) 2,870,000 3,059,770
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
5.96%, 1/12/2034(a)(c)(e) 1,890,000 1,939,598
10,275,378
Chemicals 2.2%
Albemarle Corp. ,
5.05%, 6/1/2032 730,000 713,031
5.65%, 6/1/2052(c) 1,016,000 976,470
Celanese US Holdings LLC ,
6.38%, 7/15/2032(c) 1,554,000 1,575,272
OCI NV ,
6.70%, 3/16/2033(a)(c) 1,765,000 1,760,619
5,025,392
Commercial Services & Supplies 0.5%
Allied Universal Holdco LLC ,
3.63%, 6/1/2028(a) EUR 850,000 757,740
6.00%, 6/1/2029(a)(c) 520,000 388,159
1,145,899
Construction & Engineering 0.2%
Artera Services LLC ,
9.03%, 12/4/2025(a)(c) 678,751 583,831
Consumer Finance 4.6%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 902,986
Avation Capital SA ,
6.50%, 10/31/2026(a)(g) 2,057,430 1,759,212
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp. ,
(SOFR + 2.60%), 5.82%,
2/1/2034(c)(e) 480,000 463,834
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029(c) 3,000,000 2,483,912
7.35%, 3/6/2030 200,000 205,500
3.63%, 6/17/2031(c) 600,000 494,418
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033(c) 2,340,000 2,412,501
VistaJet Malta Finance plc ,
7.88%, 5/1/2027(a)(c) 810,000 783,221
6.38%, 2/1/2030(a)(c) 1,192,000 1,062,354
10,567,938
Diversified REITs 0.9%
HAT Holdings I LLC ,
3.38%, 6/15/2026(a)(c) 1,022,000 886,585
Uniti Group LP ,
6.00%, 1/15/2030(a) 2,200,000 1,287,000
2,173,585
Diversified Telecommunication Services 1.4%
Altice France SA ,
5.13%, 1/15/2029(a) 200,000 152,406
5.13%, 7/15/2029(a) 1,785,000 1,343,212
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 1,355,000 664,355
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(c) 1,135,000 929,531
3,089,504
Electric Utilities 2.9%
Duke Energy Corp. ,
5.00%, 8/15/2052 2,080,000 1,934,897
Enel Finance International NV ,
5.00%, 6/15/2032(a)(c) 3,260,000 3,065,828
Entergy Louisiana LLC ,
4.75%, 9/15/2052 405,000 380,469
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a) 1,730,000 515,142
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 595,000 605,295
6,501,631
Electrical Equipment 0.9%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 937,008
Regal Rexnord Corp. ,
6.30%, 2/15/2030(a) 1,030,000 1,037,112
1,974,120
Financial Services 3.0%
Alamo Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.09%), 8.80%,
6/7/2024(a)(e) 450,000 436,095

NVIT Amundi Multi Sector Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Easton Re Pte. Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.53%), 9.26%,
1/8/2024(a)(e) 400,000 388,200
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.50%), 11.18%,
1/7/2026(a)(e) 450,000 451,845
Gateway Re Ltd. ,
Series A, (T-BILL 1MO
+ 13.00%), 17.71%,
2/24/2026(a)(e) 450,000 450,270
Hypatia Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.50%), 9.50%,
4/8/2026(a)(e) 450,000 449,955
Lightning Re ,
Series 2023, (3 Month
Treasury Bill Rate
+ 11.00%), 15.43%,
3/31/2026(a)(e) 400,000 399,800
Locke Tavern Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.75%), 4.75%,
4/9/2026(a)(e) 450,000 449,857
Long Point Re IV Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 4.25%),
9.03%, 6/1/2026(a)(e) 450,000 441,810
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 12.50%),
17.18%, 1/8/2026(a)(e) 450,000 447,885
Mystic Re IV Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 11.60%),
11.69%, 1/8/2025(a)(e) 450,000 377,820
Series A, (3 Month Treasury
Bill Rate + 9.25%), 13.93%,
1/8/2026(a)(e) 450,000 456,300
Sanders Re III Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 8.09%,
4/7/2026(a)(e) 450,000 424,125
(3 Month Treasury Bill
Rate + 5.75%), 10.43%,
4/7/2027(a)(e) 450,000 450,000
Sussex Capital UK Pcc Ltd. ,
(3 Month Treasury Bill
Rate + 8.38%), 12.76%,
1/8/2025(a)(e) 450,000 411,210
United Wholesale Mortgage
LLC ,
5.50%, 4/15/2029(a)(c) 850,000 709,750
6,744,922
Food Products 1.6%
JBS USA LUX SA ,
5.75%, 4/1/2033(a)(c) 645,000 615,975
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
JBS USA LUX SA,
6.50%, 12/1/2052(a)(c) 1,285,000 1,219,724
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 2,245,000 1,843,276
3,678,975
Gas Utilities 0.8%
KeySpan Gas East Corp. ,
5.99%, 3/6/2033(a) 1,770,000 1,824,817
Health Care Providers & Services 0.9%
CVS Health Corp. ,
5.25%, 2/21/2033(c) 1,505,000 1,535,603
Elevance Health, Inc. ,
6.10%, 10/15/2052 505,000 563,418
2,099,021
Hotels, Restaurants & Leisure 1.7%
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 672,141
Grupo Posadas SAB de CV ,
5.00%, 12/30/2027(a)(c)
(g)(h) 779,690 622,312
Marriott International, Inc. ,
4.90%, 4/15/2029 1,455,000 1,442,250
Royal Caribbean Cruises Ltd. ,
7.25%, 1/15/2030(a)(c) 305,000 306,906
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a)(c) 910,000 781,076
3,824,685
Insurance 3.3%
Alamo Re II Pte. Ltd. ,
Series A, (T-BILL 1MO
+ 5.52%), 10.23%,
6/8/2023(a)(e) 250,000 251,550
Bonanza RE Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 8.25%), 13.00%,
1/8/2026(a)(e) 450,000 449,460
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(e) 2,010,000 1,844,552
First Coast Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.00%), 0.00%,
4/7/2026(a)(e) 400,000 400,000
FloodSmart Re Ltd. ,
Series A, (T-BILL 1MO
+ 16.25%), 21.03%,
3/11/2026(a)(e) 800,000 798,800
Integrity Re Ltd. ,
Series A, (T-BILL 1MO
+ 12.00%), 16.67%,
6/6/2025(a)(e) 400,000 401,041
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 849,158

6 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Metropolitan Life Global
Funding I ,
5.15%, 3/28/2033(a) 1,145,000 1,154,265
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(e) 170,000 163,929
Residential Reinsurance 2020
Ltd. ,
Series 3, (3 Month Treasury
Bill Rate + 7.98%), 12.82%,
12/6/2024(a)(e) 416,000 393,453
Titania RE Ltd. ,
Series A, (T-BILL 1MO
+ 12.25%), 16.84%,
2/27/2026(a)(e) 450,000 457,830
Vitality Re XIII Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 2.00%), 2.00%,
1/6/2026(a)(e) 450,000 432,810
7,596,848
Machinery 0.2%
Park-Ohio Industries, Inc. ,
6.63%, 4/15/2027 590,000 456,709
Media 1.3%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a)(c) 2,930,000 2,082,351
CSC Holdings LLC ,
4.63%, 12/1/2030(a) 1,400,000 690,340
5.00%, 11/15/2031(a) 300,000 151,916
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(d) 693,000 8,662
2,933,269
Metals & Mining 0.7%
Anglo American Capital plc ,
4.75%, 3/16/2052(a)(c) 644,000 546,809
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 860,000 728,850
TMS International Corp. ,
6.25%, 4/15/2029(a) 346,000 266,730
1,542,389
Multi-Utilities 0.5%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(e) 1,330,000 1,064,000
Office REITs 1.0%
Corporate Office Properties
LP ,
2.90%, 12/1/2033 3,150,000 2,196,402
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 3.6%
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,173,000 986,493
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 683,585
International Petroleum Corp. ,
Reg. S, 7.25%, 2/1/2027(a) 1,154,000 1,073,220
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 2,116,091 1,663,248
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 481,000 450,824
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,629,438
SCC Power plc ,
4.00%, 12/31/2028(a)(g) 1,864,915 647,333
0.00%, 5/17/2032(a)(g) 1,010,162 58,705
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,306,000 1,006,926
8,199,772
Passenger Airlines 2.8%
ABRA Global Finance ,
6.00%, 3/2/2028(a)(g) 3,830,595 2,972,223
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 345,000 330,936
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 2,365,000 2,079,183
Spirit Loyalty Cayman Ltd. ,
8.00%, 9/20/2025(a)(c) 975,000 981,279
6,363,621
Professional Services 0.2%
CoreLogic, Inc. ,
4.50%, 5/1/2028(a) 680,000 515,950
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030 1,160,000 855,813
Residential REITs 1.0%
Sun Communities Operating
LP ,
5.70%, 1/15/2033 2,305,000 2,306,511
Semiconductors & Semiconductor Equipment 0.4%
Micron Technology, Inc. ,
5.88%, 2/9/2033 924,000 934,213
Software 0.1%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 395,000 320,290
Specialty Retail 1.0%
AutoNation, Inc. ,
3.85%, 3/1/2032(c) 808,000 688,110

NVIT Amundi Multi Sector Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Shiba Bidco SpA ,
4.50%, 10/31/2028(a) EUR 1,710,000 1,495,187
2,183,297
Transportation Infrastructure 0.1%
Seaspan Corp. ,
5.50%, 8/1/2029(a) 380,000 296,333
Total Corporate Bonds
(cost $155,115,439)
138,660,331
Foreign Government Security 0.3%
SERBIA 0.3%
Republic of Serbia,
2.05%, 9/23/2036(a) EUR 1,225,000 799,858
Total Foreign Government Security
(cost $1,399,168)
799,858
Loan Participations 2.3%
Airlines 0.2%
LaserShip, Inc., 1st Lien Term
Loan, (ICE LIBOR USD 3
Month + 4.50%), 9.66%,
5/7/2028 (e) 650,100 550,498
0
Construction Machinery 0.2%
PECF USS Intermediate
Holding III Corp., Term
Loan, (ICE LIBOR USD 1
Month + 4.25%), 9.09%,
12/15/2028 (e) 533,250 447,066
0
Media 0.6%
Radiate Holdco LLC, Term
Loan, (ICE LIBOR USD 1
Month + 3.25%), 8.09%,
9/25/2026 (e) 1,663,938 1,355,510
0
Oil & Gas Services 1.3%
ProFrac Holdings II LLC, Term
Loan, (SOFR + 7.25%),
12.42%, 3/4/2025 (e) 3,022,531 2,988,527
0
Total Loan Participations
(cost $5,850,635) 5,341,601
Warrants 0.0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 *∞ 35,000 0
Total Warrants (cost $0) 0
Repurchase Agreements 2.5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $2,229,249,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072;
total market value
$2,272,922. (i) 2,228,355 2,228,355
MetLife, Inc.
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $2,000,801,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2032 -
2/15/2051; total market
value $2,041,088. (i) 2,000,000 2,000,000
Pershing LLC
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,400,564,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$1,428,000. (i) 1,400,000 1,400,000
Total Repurchase Agreements
(cost $5,628,355)
5,628,355
Total Investments
(cost $243,770,479) — 95.6%
217,417,666
Other assets in excess of
liabilities — 4.4% 9,972,073
NET ASSETS — 100.0%
$ 227,389,739
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $136,468,311 which represents 60.02% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2023.

8 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
(c) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $25,908,667, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $5,628,355 and by $21,040,628 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 7.63%, and maturity
dates ranging from 4/15/2023 – 2/15/2052, a total value of
$26,668,983.
(d) Security in default.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2023.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2023. The
maturity date reflects the next call date.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2023.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $5,628,355.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 9
Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
39-V1 5.00 Quarterly 12/20/2027 4.69 USD 33,398,448 55,658 (558,286) (502,628)
Markit CDX North
American High
Yield Index Series
40-V1 5.00 Quarterly 6/20/2028 4.69 USD 37,101,552 (579,099) (304) (579,403)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.73 USD 50,000,000 (131,238) (464,380) (595,618)
(654,679) (1,022,970) (1,677,649)
As of March 31, 2023, the Fund had $4,951,419 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

10 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Forward Foreign Currency Contracts outstanding as of March 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 1,954,150 USD 2,124,953 JPMorgan Chase Bank 4/21/2023 (3,672)
USD 6,012,165 EUR 5,650,000 Brown Brothers Harriman Co. 4/21/2023 (121,060)
USD 698,142 GBP 575,000 Brown Brothers Harriman Co. 4/21/2023 (11,429)
USD 380,913 MXN 7,118,683 Morgan Stanley Co., Inc. 6/29/2023 (7,447)
Total unrealized depreciation (143,608)
Net unrealized depreciation (143,608)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 64 6/2023 USD 13,213,000 136,339
U.S. Treasury 5 Year Note 61 6/2023 USD 6,679,977 98,346
U.S. Treasury Long Bond 34 6/2023 USD 4,459,313 176,456
Total long contracts 411,141
Short Contracts
Euro-Bobl (16) 6/2023 EUR (2,045,454) (47,574)
Euro-Bund (29) 6/2023 EUR (4,272,236) (156,482)
U.S. Treasury 10 Year Note (183) 6/2023 USD (21,030,703) (533,465)
U.S. Treasury 10 Year Ultra Note (465) 6/2023 USD (56,330,391) (1,837,124)
U.S. Treasury Ultra Bond (55) 6/2023 USD (7,761,875) (302,807)
Total short contracts (2,877,452)
Net contracts (2,466,311)
As of March 31, 2023, the Fund had $2,301,446 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

12 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 18,003,943 $ – $ 18,003,943
Collateralized Mortgage Obligations – 26,525,893 – 26,525,893
Commercial Mortgage-Backed Securities – 18,031,645 – 18,031,645
  Common Stocks
Paper & Forest Products – – – –
Passenger Airlines – 388,395 – 388,395
Total Common Stocks $ – $ 388,395 $ – $ 388,395
Convertible Bonds – 2,976,668 – 2,976,668
Convertible Preferred Stock 1,060,977 – – 1,060,977
Corporate Bonds – 138,660,331 – 138,660,331
Foreign Government Security – 799,858 – 799,858
Futures Contracts 411,141 – – 411,141
Loan Participations – 5,341,601 – 5,341,601
Repurchase Agreements – 5,628,355 – 5,628,355
Warrants – – – –
Total Assets $ 1,472,118 $ 216,356,689 $ – $ 217,828,807
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (1,022,970) $ – $ (1,022,970)
Forward Foreign Currency Contracts – (143,608) – (143,608)
Futures Contracts (2,877,452) – – (2,877,452)
Total Liabilities $ (2,877,452) $ (1,166,578) $ – $ (4,044,030)
Total $ (1,405,334) $ 215,190,111 $ – $ 213,784,777
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of March 31, 2023, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Amundi Multi Sector Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 13
delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2023 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

14 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

NVIT Amundi Multi Sector Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 15
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 411,141
Total $ 411,141
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (1,022,970)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (143,608)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (2,877,452)
Total $ (4,044,030)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 8.0%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 795,000 791,488
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 39,793 38,469
829,957
Automobiles 1.3%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 1,091,880 1,079,863
Series 2022-2, Class B,
4.81%, 4/18/2028 1,814,000 1,803,245
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 2,475,000 2,323,707
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 2,750,403 2,731,472
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 2,644,000 2,616,833
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 4,071,000 4,064,230
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 2,164,669 2,154,488
Series 2022-1, Class B,
2.36%, 8/17/2026 4,273,000 4,151,959
Series 2022-5, Class A3,
4.11%, 8/17/2026 1,751,000 1,732,136
22,657,933
Other 6.1%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
5.95%, 4/21/2035(a)(b) 8,660,000 8,548,754
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 6.44%,
4/15/2034(a)(b) 5,600,000 5,469,783
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,489,285
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,133,675 3,636,402
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,403,532
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 6.34%,
10/15/2033(a)(b) 7,250,000 7,026,330
FREED ABS Trust, Series
2021-3FP, Class B, 1.01%,
11/20/2028(a) 672,493 668,387
Hilton Grand Vacations Trust,
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 564,991 547,760
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 832,939 826,642
MCF CLO IX Ltd., Series
2019-1A, Class A1R,
6.16%, 7/17/2031(a)(b) 6,213,000 6,082,198
MF1 Ltd.
Series 2021-FL7, Class AS,
6.21%, 10/16/2036(a)(b) 6,378,500 6,162,469
Series 2022-FL8, Class A,
5.91%, 2/19/2037(a)(b) 4,332,500 4,213,822
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
5.93%, 4/14/2035(a)(b) 12,721,428 12,455,525
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,267,170
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
A, 1.15%, 5/15/2029(a) 534,627 525,105
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 7,737,729
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 1,883,889 1,797,416
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,534,719
Stratus CLO Ltd., Series
2021-3A, Class A, 5.76%,
12/29/2029(a)(b) 5,292,582 5,229,664
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 3,207,728 2,851,764
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 3,196,167 2,767,849
Trestles CLO IV Ltd., Series
2021-4A, Class A, 5.99%,
7/21/2034(a)(b) 1,450,000 1,418,416
Upstart Securitization Trust,
Series 2021-5, Class A,
1.31%, 11/20/2031(a) 1,046,264 1,018,439

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 17
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Voya CLO Ltd., Series
2019-2A, Class A, 6.08%,
7/20/2032(a)(b) 14,600,000 14,426,070
110,105,230
Student Loan 0.6%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 5,896,844 5,006,046
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 5,784,322 5,053,327
Nelnet Student Loan Trust,
Series 2019-7A, Class A1,
5.35%, 1/25/2068(a)(b) 276,933 276,729
10,336,102
Total Asset-Backed Securities
(cost $151,555,229)
143,929,222
Collateralized Mortgage Obligations 1.2%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 571,207 549,784
GCAT Trust, Series 2019-
NQM3, Class A1, 2.69%,
11/25/2059(a)(b) 843,024 783,186
GNMA REMICS, Series
2023-19, Class WB, 5.70%,
11/20/2051(b) 2,686,732 2,804,110
Imperial Fund Mortgage Trust,
Series 2023-NQM1, Class
A1, 5.94%, 2/25/2068(a)(c) 2,239,286 2,215,677
New Residential Mortgage
Loan Trust
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 1,171,297 1,072,885
Series 2022-NQM1, Class
A1, 2.28%, 4/25/2061(a)(b) 8,528,298 7,264,572
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 2,424,273 1,958,135
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 1,833,019 1,736,420
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(a)(c) 334,710 318,250
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 3,109,355 2,589,857
Total Collateralized Mortgage Obligations
(cost $23,703,542)
21,292,876
Commercial Mortgage-Backed Securities 0.9%
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(b) 2,844,720 2,838,631
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 4,323,757
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,640,301
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,602,188
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,474,434
Total Commercial Mortgage-Backed
Securities
(cost $18,491,048) 16,879,311
Corporate Bonds 49.2%
Aerospace & Defense 1.7%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,274,549
3.63%, 2/1/2031(d) 10,130,000 9,282,222
5.71%, 5/1/2040 1,560,000 1,578,107
5.81%, 5/1/2050 3,910,000 3,936,068
5.93%, 5/1/2060 1,930,000 1,927,695
Northrop Grumman Corp. ,
3.25%, 1/15/2028 3,388,000 3,219,156
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 3,620,000 3,606,244
TransDigm , Inc. ,
6.25%, 3/15/2026(a) 705,000 705,642
6.38%, 6/15/2026(d) 500,000 488,750
7.50%, 3/15/2027(d) 425,000 423,937
5.50%, 11/15/2027 610,000 575,177
6.75%, 8/15/2028(a) 863,000 871,630
30,889,177
Automobiles 0.8%
Ford Motor Co. ,
4.75%, 1/15/2043 360,000 276,059
5.29%, 12/8/2046(d) 360,000 295,200
General Motors Co. ,
6.80%, 10/1/2027(d) 3,845,000 4,066,275
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,228,409
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(a) 1,745,000 1,739,999
3.35%, 5/13/2025(a) 3,485,000 3,367,414
3.75%, 5/13/2030(a) 4,385,000 4,024,531
14,997,887
Banks 6.3%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(a) 200,000 182,200

18 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,140,000
2.75%, 12/3/2030 4,400,000 3,432,211
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.12%,
6/20/2024(e)(f) 1,870,000 1,791,357
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,210,550
4.45%, 3/3/2026(d) 4,155,000 4,057,956
Series FF, (ICE LIBOR USD
3 Month + 2.93%), 5.87%,
3/15/2028(e)(f) 1,000,000 899,750
(ICE LIBOR USD 3 Month +
1.51%), 3.71%, 4/24/2028(f) 3,125,000 2,953,141
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 3,899,799
(SOFR + 1.32%), 2.69%,
4/22/2032(f) 5,870,000 4,898,656
(SOFR + 1.22%), 2.30%,
7/21/2032(f) 5,145,000 4,146,342
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(a)(e)(f) 1,290,000 964,094
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(d)(e)(f) 1,239,000 1,158,465
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 656,250
(CME Term SOFR 3
Month + 1.16%), 3.35%,
4/24/2025(f) 5,475,000 5,335,945
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(e)(f) 840,000 742,350
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(f) 2,080,000 1,987,314
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(e)(f) 2,650,000 2,270,453
Comerica, Inc. ,
3.70%, 7/31/2023 6,861,000 6,578,407
Fifth Third Bancorp ,
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(e)(f) 655,000 567,974
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(e)(f) 5,582,000 4,168,787
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e)(f) 1,000,000 901,114
(SOFR + 1.64%), 3.87%,
3/28/2026(f) 7,254,000 7,014,262
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(d)(e)(f) 1,385,000 1,198,247
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.60%),
4.20%, 6/1/2032(a)(f) 1,975,000 1,436,653
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
7.39%, 5/01/2023(e)(f) 1,430,000 1,387,922
Series FF, (CME Term
SOFR 3 Month + 3.38%),
5.00%, 8/01/2024(d)(e)(f) 1,385,000 1,329,739
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(e)(f) 775,000 720,750
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(f) 9,650,000 9,443,323
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(d)(e)(f) 450,000 393,750
(SOFR + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 3,972,010
(SOFR + 1.07%), 1.95%,
2/4/2032(f) 4,610,000 3,708,748
(SOFR + 1.51%), 2.53%,
11/19/2041(f) 2,385,000 1,646,157
NatWest Group plc ,
4.60%, 6/28/2031(d)(e)(g) 1,890,000 1,330,276
NBK Tier 1 Financing 2 Ltd. ,
(USD Constant Maturity
6 Year + 2.83%), 4.50%,
8/27/2025(a)(e)(f) 200,000 180,955
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(f) 1,280,000 1,278,820
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(e)(f) 1,820,000 1,308,927

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(e)(f) 2,185,000 1,911,875
Series L, (ICE LIBOR USD
3 Month + 3.10%), 7.97%,
12/15/2024(e)(f) 760,000 722,836
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(d)(e)(f) 590,000 545,326
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(e)(f) 650,000 569,111
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(a) 200,000 186,940
Wells Fargo & Co. ,
Series S, 5.90%,
6/15/2024(e)(g) 1,290,000 1,222,984
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(d)(e)(f) 645,000 633,712
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(d)(e)(f) 1,335,000 1,178,418
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,574,428
(SOFR + 1.51%), 3.53%,
3/24/2028(f) 3,183,000 3,003,129
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(f) 8,980,000 7,803,777
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 3,767,236
113,413,426
Beverages 1.1%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 2,741,361
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 7,843,000 7,346,782
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,447,511
2.88%, 5/1/2030 6,555,000 5,749,440
2.25%, 8/1/2031(d) 2,625,000 2,156,565
20,441,659
Biotechnology 1.2%
AbbVie, Inc. ,
2.95%, 11/21/2026 12,930,000 12,302,737
Amgen, Inc. ,
5.25%, 3/2/2030 1,019,000 1,042,215
2.80%, 8/15/2041 5,190,000 3,788,546
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Amgen, Inc.,
5.65%, 3/2/2053 2,441,000 2,540,351
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 1,846,798
21,520,647
Broadline Retail 0.4%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 2,852,027
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 2,885,000 2,560,438
Prosus NV ,
3.26%, 1/19/2027(a) 2,250,000 2,042,946
7,455,411
Building Products 0.4%
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 971,864
2.72%, 2/15/2030 3,515,000 3,075,200
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 2,710,000 2,544,012
6,591,076
Capital Markets 2.7%
Credit Suisse Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(f) 1,359,000 1,396,372
Deutsche Bank AG ,
(SOFR + 3.18%), 6.72%,
1/18/2029(d)(f) 2,466,000 2,448,765
(SOFR + 3.65%), 7.08%,
2/10/2034(f) 3,024,000 2,804,525
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 968,000 933,897
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(e)(f) 1,144,000 1,047,610
(ICE LIBOR USD 3 Month +
1.20%), 3.27%, 9/29/2025(f) 2,200,000 2,134,278
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(e)(f) 605,000 501,122
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(e)(f) 1,060,000 865,225
(SOFR + 1.09%), 1.99%,
1/27/2032(f) 4,720,000 3,770,449
(SOFR + 1.28%), 2.62%,
4/22/2032(f) 5,415,000 4,510,640

20 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.25%), 2.38%,
7/21/2032(f) 6,565,000 5,330,021
Moody's Corp. ,
2.75%, 8/19/2041(d) 2,695,000 1,941,197
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(f) 3,440,000 3,315,555
3.63%, 1/20/2027 4,000,000 3,849,757
(ICE LIBOR USD 3 Month +
1.14%), 3.77%, 1/24/2029(f) 2,825,000 2,674,853
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 6,230,817
(SOFR + 1.02%), 1.93%,
4/28/2032(f) 4,630,000 3,642,441
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(e)(f) 1,276,000 1,142,020
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(e)(f) 1,040,000 721,499
49,261,043
Chemicals 1.7%
Alpek SAB de CV ,
3.25%, 2/25/2031(a) 4,982,000 4,028,247
Braskem Idesa SAPI ,
7.45%, 11/15/2029(a)(d) 1,447,000 1,162,154
6.99%, 2/20/2032(a) 3,628,000 2,738,183
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(a)(d) 5,709,000 4,287,374
Celanese US Holdings LLC ,
6.17%, 7/15/2027 7,573,000 7,616,199
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 348,000 317,285
Nutrien Ltd. ,
4.90%, 3/27/2028 578,000 577,831
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a)(d) 4,106,000 3,297,118
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 395,200
4.38%, 9/18/2026 200,000 180,772
6.50%, 9/27/2028 400,000 373,785
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 5,312,000 3,416,404
Tronox , Inc. ,
4.63%, 3/15/2029(a) 290,000 242,846
Westlake Corp. ,
3.38%, 8/15/2061 2,530,000 1,557,913
30,191,311
Commercial Services & Supplies 0.1%
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 585,575
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Prime Security Services
Borrower LLC,
6.25%, 1/15/2028(a) 1,250,000 1,168,750
1,754,325
Construction & Engineering 0.0%
†
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(a) 200,000 176,612
Construction Materials 0.1%
Cemex SAB de CV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.91%),
9.12%, 3/14/2028(a)(d)(e)(f) 1,420,000 1,422,064
Consumer Finance 2.9%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 6,420,000 5,318,505
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(e)(f) 1,625,000 1,373,450
Capital One Financial Corp. ,
(SOFR + 0.69%), 5.52%,
12/6/2024(f) 6,065,000 5,933,944
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(e)(f) 1,000,000 748,750
Discover Financial Services ,
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(e)(f) 3,050,000 2,180,750
6.70%, 11/29/2032 1,606,000 1,655,694
Ford Motor Credit Co. LLC ,
3.37%, 11/17/2023 2,900,000 2,844,603
2.30%, 2/10/2025 10,914,000 10,114,822
4.13%, 8/17/2027 7,453,000 6,828,737
5.11%, 5/3/2029 585,000 549,198
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028(d) 2,741,000 2,344,692
2.35%, 1/8/2031 10,208,000 8,060,116
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 340,951
7.13%, 3/15/2026 335,000 322,032
3.50%, 1/15/2027 450,000 377,668
Synchrony Financial ,
2.88%, 10/28/2031 5,103,000 3,611,346
52,605,258
Consumer Staples Distribution & Retail 0.3%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a) 3,130,000 2,479,923
Sysco Corp. ,
6.60%, 4/1/2050 1,511,000 1,723,711

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Sysco Corp.,
3.15%, 12/14/2051(d) 2,505,000 1,750,439
5,954,073
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 200,000 198,205
4.00%, 9/1/2029(a) 3,043,000 2,381,148
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(a)(d) 295,000 255,112
LABL, Inc. ,
5.88%, 11/1/2028(a) 1,187,000 1,054,727
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 6,640,000 5,805,125
6.13%, 2/1/2028(a)(d) 271,000 274,023
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(c) 585,000 532,350
10,500,690
Diversified REITs 0.2%
GLP Capital LP ,
3.25%, 1/15/2032 1,358,000 1,101,827
Simon Property Group LP ,
5.85%, 3/8/2053 1,734,000 1,725,031
2,826,858
Diversified Telecommunication Services 1.7%
Altice France Holding SA ,
6.00%, 2/15/2028(a)(d) 1,010,000 644,582
Altice France SA ,
8.13%, 2/1/2027(a) 355,000 328,623
5.50%, 1/15/2028(a) 540,000 443,637
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 2,893,087
2.25%, 2/1/2032 4,105,000 3,355,978
3.50%, 6/1/2041(d) 1,420,000 1,120,649
3.50%, 9/15/2053 12,145,000 8,817,853
3.65%, 9/15/2059 1,290,000 921,827
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 100,000 97,250
4.75%, 3/1/2030(a) 55,000 47,652
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 625,000 568,188
5.00%, 5/1/2028(a) 220,000 190,907
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 209,533
8.75%, 3/15/2032 265,000 322,638
Verizon Communications, Inc. ,
1.50%, 9/18/2030(d) 6,085,000 4,926,902
2.65%, 11/20/2040 1,185,000 846,094
3.70%, 3/22/2061(d) 5,420,000 4,041,395
Virgin Media Finance plc ,
5.00%, 7/15/2030(a)(d) 585,000 483,520
30,260,315
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 2.9%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 4,000,000 3,440,000
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 3,156,000 3,052,999
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053 516,000 534,074
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,700,809
Duke Energy Corp. ,
3.50%, 6/15/2051(d) 2,665,000 1,946,109
5.00%, 8/15/2052 7,175,000 6,674,463
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,827,731
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(d)(e)(f) 2,457,000 2,035,613
Enel Finance America LLC ,
7.10%, 10/14/2027(a) 1,292,000 1,388,337
Enel Finance International NV ,
7.50%, 10/14/2032(a) 1,371,000 1,527,454
Entergy Texas, Inc. ,
1.75%, 3/15/2031 10,050,000 8,090,024
Exelon Corp. ,
4.05%, 4/15/2030 6,194,000 5,909,274
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 50,476
Series C, 5.10%,
7/15/2047(c) 450,000 399,116
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 376,000 391,507
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,699,717
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 2,320,000 2,037,199
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 490,000 392,867
3.88%, 2/15/2032(a)(d) 385,000 308,000
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 4,977,375
3.30%, 8/1/2040 1,410,000 1,000,076
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 2,033,920
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a)(d) 270,000 239,062
52,656,202
Energy Equipment & Services 0.2%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 2,886,000 2,612,728

22 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.4%
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 785,000 793,434
4.75%, 10/15/2027(a)(d) 385,000 356,125
Netflix, Inc. ,
5.88%, 11/15/2028 1,862,000 1,956,683
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(a) 4,095,000 3,955,509
7,061,751
Financial Services 1.0%
EDP Finance BV ,
6.30%, 10/11/2027(a)(d) 653,000 675,923
Fiserv, Inc. ,
5.60%, 3/2/2033 1,244,000 1,290,185
Global Payments, Inc. ,
5.40%, 8/15/2032 2,653,000 2,601,204
Jackson Financial, Inc. ,
3.13%, 11/23/2031 10,714,000 8,829,332
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a)(d) 1,410,000 1,014,514
Synchrony Bank ,
5.40%, 8/22/2025 2,951,000 2,766,948
17,178,106
Food Products 1.0%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 4,222,000 3,750,016
J M Smucker Co. (The) ,
2.75%, 9/15/2041(d) 4,817,000 3,523,145
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 35,000 33,921
4.88%, 10/1/2049 5,265,000 4,892,003
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 4,285,000 4,253,832
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 36,000 35,129
5.63%, 1/15/2028(a)(d) 780,000 764,400
4.50%, 9/15/2031(a) 345,000 303,634
17,556,080
Ground Transportation 0.2%
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(a)(f) 229,000 216,442
Canadian Pacific Railway Co. ,
3.00%, 12/2/2041 2,941,000 2,349,173
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 1,418,000 1,127,539
3,693,154
Health Care Equipment & Supplies 0.1%
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,279,777
Health Care Providers & Services 1.1%
Cigna Group (The) ,
3.75%, 7/15/2023 5,207,000 5,181,726
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 430,000 415,591
5.63%, 3/15/2027(a)(d) 125,000 109,735
8.00%, 12/15/2027(a)(d) 479,000 464,084
6.00%, 1/15/2029(a)(d) 135,000 114,194
6.88%, 4/15/2029(a) 850,000 526,227
6.13%, 4/1/2030(a) 885,000 533,212
4.75%, 2/15/2031(a)(d) 220,000 162,419
CVS Health Corp. ,
3.00%, 8/15/2026(d) 3,045,000 2,905,484
1.75%, 8/21/2030 4,080,000 3,316,820
DaVita, Inc. ,
4.63%, 6/1/2030(a)(d) 940,000 802,375
HCA, Inc. ,
7.69%, 6/15/2025 85,000 87,900
5.38%, 9/1/2026 690,000 692,457
3.13%, 3/15/2027(a) 1,099,000 1,021,494
5.63%, 9/1/2028 145,000 146,685
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 1,856,000 1,819,548
6.13%, 10/1/2028(d) 1,370,000 1,313,035
19,612,986
Health Care REITs 0.3%
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 5,969,661
Hotels, Restaurants & Leisure 0.4%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 350,000 350,016
8.13%, 7/1/2027(a)(d) 770,000 785,400
7.00%, 2/15/2030(a) 158,000 160,765
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a)(d) 655,000 648,450
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 4,882,448
6,827,079
Household Durables 0.2%
Newell Brands, Inc. ,
6.38%, 9/15/2027(d) 1,515,000 1,529,029
6.63%, 9/15/2029(d) 1,344,000 1,355,538
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(a) 260,000 255,068
5.75%, 1/15/2028(a) 465,000 457,406
5.13%, 8/1/2030(a)(d) 180,000 166,154
3,763,195
Independent Power and Renewable Electricity Producers
0.7%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(f) 5,000,000 4,659,557
Calpine Corp. ,
4.50%, 2/15/2028(a)(d) 735,000 681,800
5.13%, 3/15/2028(a)(d) 590,000 540,186

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Calpine Corp.,
4.63%, 2/1/2029(a)(d) 792,000 683,748
5.00%, 2/1/2031(a) 1,223,000 1,035,291
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033 4,027,000 4,153,432
11,754,014
Industrial REITs 0.2%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 3,445,000 2,728,059
Insurance 1.7%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(e)(f) 8,200,000 5,752,196
American International Group,
Inc. ,
4.38%, 6/30/2050 4,738,000 4,046,201
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 5,963,000 5,582,624
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.12%, 12/15/2051(a)(d)(f) 5,514,000 4,421,787
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 3,685,952
MetLife, Inc. ,
6.40%, 12/15/2036 7,586,000 7,340,517
30,829,277
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
4.45%, 8/15/2052 4,840,000 4,257,940
IT Services 0.2%
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,541,420
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 915,841
3,457,261
Machinery 0.2%
TK Elevator US Newco , Inc. ,
5.25%, 7/15/2027(a) 2,940,000 2,775,654
Media 2.2%
AMC Networks, Inc. ,
4.25%, 2/15/2029(d) 4,754,000 2,922,807
Charter Communications
Operating LLC ,
2.80%, 4/1/2031 2,835,000 2,282,072
5.75%, 4/1/2048(d) 2,009,000 1,733,741
4.80%, 3/1/2050 1,720,000 1,310,972
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
3.70%, 4/1/2051 2,565,000 1,641,542
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 7,284,185
3.30%, 2/1/2027(d) 2,740,000 2,642,568
Cox Communications, Inc. ,
4.80%, 2/1/2035(a) 6,985,000 6,491,277
CSC Holdings LLC ,
7.50%, 4/1/2028(a)(d) 505,000 321,938
6.50%, 2/1/2029(a)(d) 200,000 166,103
5.75%, 1/15/2030(a) 2,425,000 1,276,823
4.63%, 12/1/2030(a) 445,000 219,429
Omnicom Group, Inc. ,
3.60%, 4/15/2026 7,500,000 7,277,807
Outfront Media Capital LLC ,
5.00%, 8/15/2027(a) 531,000 478,341
4.63%, 3/15/2030(a) 120,000 100,076
Paramount Global ,
4.20%, 5/19/2032(d) 4,317,000 3,702,967
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 440,000 391,050
40,243,698
Metals & Mining 0.2%
Alcoa Nederland Holding BV ,
5.50%, 12/15/2027(a)(d) 2,375,000 2,345,360
ArcelorMittal SA ,
7.00%, 10/15/2039(c) 285,000 299,466
6.75%, 3/1/2041(c) 95,000 96,294
CSN Inova Ventures ,
6.75%, 1/28/2028(a) 219,000 205,724
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029 245,000 240,234
5.40%, 11/14/2034 385,000 377,289
5.45%, 3/15/2043 825,000 771,693
4,336,060
Multi-Utilities 0.3%
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,430,682
NiSource, Inc. ,
5.25%, 3/30/2028 485,000 493,362
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,485,773
5,409,817
Office REITs 0.1%
Boston Properties LP ,
3.80%, 2/1/2024 1,953,000 1,881,261
Oil, Gas & Consumable Fuels 6.4%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 512,162
4.60%, 11/2/2047(a) 200,000 186,241

24 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 3,690,000 3,514,407
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(d) 795,000 738,563
3.25%, 1/31/2032(d) 630,000 520,456
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a) 2,363,000 2,331,336
Crestwood Midstream
Partners LP ,
7.38%, 2/1/2031(a)(d) 352,000 352,000
CVR Energy, Inc. ,
5.25%, 2/15/2025(a) 1,874,000 1,798,897
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 591,774
4.30%, 4/15/2032(a)(d) 3,995,000 3,578,914
EIG Pearl Holdings Sarl ,
4.39%, 11/30/2046(a)(d) 9,720,000 7,651,740
Enbridge, Inc. ,
5.70%, 3/8/2033 2,776,000 2,887,439
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 4,555,000 4,520,838
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 3,965,309
2.90%, 5/15/2025 2,930,000 2,792,267
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,506,000 1,266,546
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 4,524,672
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(d)(f) 2,500,000 2,114,050
EQT Corp. ,
5.68%, 10/1/2025 1,196,000 1,192,414
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 111,395
6.25%, 5/15/2026(d) 330,000 314,991
Howard Midstream Energy
Partners LLC ,
6.75%, 1/15/2027(a) 1,239,000 1,168,327
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 2,005,202
Korea National Oil Corp. ,
1.75%, 4/18/2025(a)(d) 2,812,000 2,634,689
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(a) 105,286 98,164
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030(d) 2,270,000 2,043,423
Marathon Oil Corp. ,
4.40%, 7/15/2027 1,710,000 1,656,762
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 9,825,294
MPLX LP ,
4.90%, 4/15/2058 7,900,000 6,566,297
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 3,761,008
ONEOK, Inc. ,
6.10%, 11/15/2032 1,246,000 1,289,916
Parkland Corp. ,
4.50%, 10/1/2029(a) 5,948,000 5,285,036
4.63%, 5/1/2030(a) 3,000,000 2,667,000
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 13,881
Reg. S, + 0.00%), 6.00%,
11/15/2026(f)(h) 830,693 33,228
Reg. S, 5.38%,
4/12/2027(h) 789,800 31,592
Petroleos Mexicanos ,
6.88%, 10/16/2025 97,000 95,951
5.95%, 1/28/2031 435,000 332,906
6.70%, 2/16/2032 759,000 604,173
6.75%, 9/21/2047 303,000 196,969
7.69%, 1/23/2050 116,000 81,860
6.95%, 1/28/2060 131,000 84,680
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,191,246
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 3,856,510
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 850,345
4.25%, 4/16/2039(a) 200,000 179,020
Targa Resources Partners LP ,
5.50%, 3/1/2030 6,234,000 6,092,052
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(f) 1,515,000 1,410,480
Valero Energy Corp. ,
4.00%, 6/1/2052 1,972,000 1,520,762
Western Midstream Operating
LP ,
4.30%, 2/1/2030(c) 560,000 509,765
6.15%, 4/1/2033 511,000 517,930
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 1,947,017
2.60%, 3/15/2031 10,000,000 8,409,978
3.50%, 10/15/2051 2,000,000 1,420,704
114,848,578
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 201,500
Series DM3N, 3.13%,
1/15/2032 5,750,000 4,705,036
4,906,536

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines 0.4%
Air Canada ,
3.88%, 8/15/2026(a) 255,000 231,540
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 805,000 792,210
5.75%, 4/20/2029(a) 500,000 479,618
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 1,250,000 1,195,892
4.63%, 4/15/2029(a) 4,641,000 4,197,791
6,897,051
Pharmaceuticals 0.2%
Organon & Co. ,
5.13%, 4/30/2031(a) 795,000 705,676
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029(d) 841,000 761,704
Viatris , Inc. ,
4.00%, 6/22/2050 4,135,000 2,718,871
4,186,251
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc. ,
3.42%, 4/15/2033(a)(d) 4,411,000 3,690,725
3.47%, 4/15/2034(a) 9,110,000 7,481,879
3.14%, 11/15/2035(a) 694,000 533,727
3.19%, 11/15/2036(a) 9,155,000 6,937,820
Intel Corp. ,
5.20%, 2/10/2033 588,000 598,873
5.70%, 2/10/2053 388,000 395,991
Micron Technology, Inc. ,
2.70%, 4/15/2032(d) 1,124,000 899,887
NXP BV ,
3.25%, 11/30/2051 5,000,000 3,340,737
23,879,639
Software 0.5%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 1,915,014
3.60%, 4/1/2050 3,585,000 2,542,821
3.95%, 3/25/2051(d) 1,505,000 1,132,478
5.55%, 2/6/2053 768,000 731,168
VMware, Inc. ,
2.20%, 8/15/2031 2,540,000 2,010,942
8,332,423
Specialized REITs 0.6%
Crown Castle, Inc. ,
1.05%, 7/15/2026(d) 1,655,000 1,458,340
2.10%, 4/1/2031(d) 1,655,000 1,352,344
EPR Properties ,
4.50%, 6/1/2027 385,000 318,953
4.95%, 4/15/2028 340,000 283,889
3.75%, 8/15/2029 140,000 107,241
Extra Space Storage LP ,
5.70%, 4/1/2028 1,213,000 1,221,224
2.35%, 3/15/2032 1,535,000 1,206,192
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 3,905,000 3,691,006
5.25%, 3/15/2028(a) 785,000 747,791
5.00%, 7/15/2028(a) 70,000 65,135
4.88%, 9/15/2029(a) 110,000 98,859
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Iron Mountain, Inc.,
5.63%, 7/15/2032(a) 895,000 817,618
11,368,592
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. ,
3.35%, 2/9/2027(d) 2,545,000 2,485,083
2.38%, 2/8/2041 2,595,000 1,942,647
2.70%, 8/5/2051 2,530,000 1,782,417
2.55%, 8/20/2060 2,035,000 1,343,022
Dell International LLC ,
5.45%, 6/15/2023 1,302,000 1,301,488
6.02%, 6/15/2026 1,800,000 1,847,367
8.10%, 7/15/2036 1,296,000 1,511,881
8.35%, 7/15/2046 602,000 733,347
3.45%, 12/15/2051(a) 6,699,000 4,360,075
Western Digital Corp. ,
2.85%, 2/1/2029 1,293,000 1,050,485
18,357,812
Tobacco 0.9%
Altria Group, Inc. ,
3.40%, 2/4/2041 1,829,000 1,293,130
4.25%, 8/9/2042 2,457,000 1,923,683
BAT Capital Corp. ,
2.26%, 3/25/2028 4,275,000 3,665,165
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 2,762,740
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 871,000 910,078
2.10%, 5/1/2030 5,645,000 4,691,902
15,246,698
Trading Companies & Distributors 0.0%
†
United Rentals North America,
Inc. ,
3.75%, 1/15/2032 810,000 697,612
Transportation Infrastructure 0.4%
Adani Ports & Special
Economic Zone Ltd. ,
3.38%, 7/24/2024(a) 7,308,000 6,763,554
Wireless Telecommunication Services 1.2%
Rogers Communications, Inc. ,
4.35%, 5/1/2049 5,240,000 4,245,553
Sprint LLC ,
7.13%, 6/15/2024 355,000 360,883
7.63%, 3/1/2026 315,000 333,106
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 2,648,575
2.63%, 2/15/2029 215,000 189,417
2.40%, 3/15/2029 2,561,000 2,231,168
3.88%, 4/15/2030 5,240,000 4,916,764
2.55%, 2/15/2031 2,990,000 2,534,298
2.88%, 2/15/2031(d) 550,000 474,451

26 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
4.38%, 4/15/2040 2,975,000 2,666,254
20,600,469
Total Corporate Bonds
(cost $1,023,118,072)
883,230,807
Foreign Government Securities 1.1%
ANGOLA 0.1%
Republic of Angola,
Reg. S, 8.25%, 5/9/2028 200,000 176,630
Reg. S, 8.00%,
11/26/2029(d) 240,000 205,416
Reg. S, 9.38%, 5/8/2048(d) 1,000,000 781,050
Reg. S, 9.13%, 11/26/2049 200,000 154,500
1,317,596
ARGENTINA 0.1%
Argentine Republic,
1.00%, 7/9/2029 758,076 212,102
0.50%, 7/9/2030(c) 1,280,000 370,789
3.88%, 1/9/2038(c) 1,780,588 556,567
3.50%, 7/9/2041(c) 1,840,000 519,405
1,658,863
COLOMBIA 0.1%
Republic of Colombia,
7.50%, 2/2/2034 623,000 611,380
7.38%, 9/18/2037 132,000 126,652
6.13%, 1/18/2041 290,000 236,651
5.00%, 6/15/2045 1,000,000 697,717
5.20%, 5/15/2049(d) 330,000 229,882
1,902,282
ECUADOR 0.0%
†
Republic of Ecuador,
0.00%, 7/31/2030(a) 97,034 29,005
5.50%, 7/31/2030(a)(c) 396,900 184,495
Reg. S, 5.50%,
7/31/2030(c) 310,000 144,101
2.50%, 7/31/2035(a)(c) 750,130 249,249
1.50%, 7/31/2040(a)(c) 476,700 142,343
749,193
EGYPT 0.1%
Arab Republic of Egypt,
Reg. S, 8.50%, 1/31/2047 400,000 231,256
Reg. S, 7.90%, 2/21/2048 430,000 237,451
Reg. S, 8.70%, 3/1/2049 600,000 349,783
818,490
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 1,220,000 1,260,870
INDONESIA 0.1%
Republic of Indonesia,Reg . S
Reg. S, 8.50%, 10/12/2035 940,000 1,217,336
Foreign Government Securities
Principal
Amount ($) Value ($)
Reg. S, 7.75%, 1/17/2038 185,000 232,189
Reg. S, 5.25%, 1/17/2042 790,000 771,291
2,220,816
KENYA 0.0%
†
Republic of Kenya,
Reg. S, 6.30%, 1/23/2034 200,000 140,500
NIGERIA 0.0%
†
Federal Republic of Nigeria,
Reg. S, 7.63%, 11/21/2025 400,000 362,800
Reg. S, 7.88%,
2/16/2032(d) 300,000 225,738
588,538
OMAN 0.1%
Sultanate of Oman
Government Bond,
Reg. S, 6.50%, 3/8/2047 200,000 183,750
Reg. S, 6.75%, 1/17/2048 549,000 518,141
Reg. S, 7.00%, 1/25/2051 200,000 194,375
896,266
QATAR 0.1%
State of Qatar,
Reg. S, 3.75%,
4/16/2030(d) 230,000 224,595
Reg. S, 4.82%, 3/14/2049 1,000,000 978,830
1,203,425
ROMANIA 0.1%
Romania Government Bond,
Reg. S, 3.00%, 2/14/2031 918,000 754,317
Reg. S, 5.13%, 6/15/2048 290,000 241,860
Reg. S, 4.00%, 2/14/2051 200,000 139,500
7.63%, 1/17/2053(a) 1,140,000 1,219,047
2,354,724
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia,
5.50%, 10/25/2032(a) 3,676,000 3,919,719
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048 400,000 276,600
TUNISIA 0.0%
†
Banque Centrale de Tunisie ,
Reg. S, 5.75%, 1/30/2025 200,000 113,020
TURKEY 0.0%
†
Turkiye Ihracat Kredi Bankasi
A/S,
5.38%, 10/24/2023(a) 200,000 198,809
8.25%, 1/24/2024(a) 200,000 199,760
398,569
UKRAINE 0.0%
†
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2027(h) 120,000 21,398
Reg. S, 7.75%, 9/1/2029(h) 410,000 74,389

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 27
Foreign Government Securities
Principal
Amount ($) Value ($)
Reg. S, 9.75%,
11/1/2030(h) 1,500,000 278,250
Reg. S, 6.88%,
5/21/2031(h) 300,000 51,450
Reg. S, 7.38%,
9/25/2034(h) 290,000 49,717
0.00%, 8/1/2041(a)(b) 228,000 60,135
535,339
VENEZUELA 0.0%
†
Bolivarian Republic of
Venezuela,
Reg. S, 8.25%,
10/13/2024(h) 542,900 55,647
Total Foreign Government Securities
(cost $26,964,564)
20,410,457
Mortgage-Backed Securities 26.9%
FHLMC Gold Pool
Pool# G13122
5.00%, 4/1/2023 5 5
Pool# G13072
5.00%, 4/1/2023 1 1
Pool# G13225
5.00%, 6/1/2023 145 146
Pool# J08443
5.00%, 7/1/2023 146 146
Pool# C03795
3.50%, 4/1/2042 425,668 406,546
Pool# Q08997
3.50%, 6/1/2042 258,111 246,517
Pool# Q19480
4.00%, 6/1/2043 740,516 725,784
Pool# V80509
4.00%, 10/1/2043 104,842 102,716
Pool# Q29697
3.50%, 11/1/2044 310,937 295,613
Pool# G07961
3.50%, 3/1/2045 257,367 244,204
Pool# V82196
4.50%, 1/1/2046 124,147 124,221
Pool# G61281
3.50%, 1/1/2048 702,601 663,278
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 9,654,408 8,737,843
Pool# QA7325
3.00%, 2/1/2050 1,241,253 1,124,704
Pool# QA6750
3.00%, 2/1/2050 120,616 109,290
Pool# QA8311
3.00%, 3/1/2050 958,403 872,837
Pool# RA2650
3.00%, 5/1/2050 978,902 887,723
Pool# QB4785
2.50%, 10/1/2050 1,754,314 1,515,674
Pool# SD0612
2.50%, 11/1/2050 11,386,160 10,038,837
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QB9401
2.00%, 3/1/2051 2,214,095 1,840,771
Pool# RA5910
3.50%, 9/1/2051 7,840,684 7,296,532
Pool# SD1607
2.50%, 3/1/2052 11,859,904 10,378,714
Pool# QE3991
4.00%, 5/1/2052 9,220,650 8,819,574
Pool# RA7557
4.50%, 6/1/2052 17,932,372 17,586,273
Pool# RA7556
4.50%, 6/1/2052 13,587,621 13,328,877
Pool# SD1440
3.50%, 7/1/2052 6,185,316 5,759,853
Pool# SD1716
5.00%, 9/1/2052 10,339,800 10,506,031
Pool# SD1686
5.50%, 9/1/2052 9,119,194 9,380,123
Pool# SD1853
5.50%, 11/1/2052 4,472,634 4,627,494
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 9,832,930 8,896,893
Pool# CA9439
2.50%, 3/1/2036 19,271,044 17,956,349
Pool# CB3424
3.00%, 5/1/2037 8,281,609 7,851,983
Pool# FS4267
4.50%, 3/1/2038 2,995,000 2,993,576
Pool# AH9471
4.50%, 4/1/2041 279,922 279,696
Pool# AH4038
4.50%, 4/1/2041 182,422 183,460
Pool# AI3506
4.50%, 6/1/2041 9,361 9,390
Pool# FS3014
5.00%, 10/1/2042 14,426,775 14,591,531
Pool# AL2866
3.50%, 11/1/2042 5,312,934 5,055,823
Pool# AQ9328
3.50%, 1/1/2043 89,088 84,993
Pool# AB9046
3.50%, 4/1/2043 540,970 515,961
Pool# AT2021
3.50%, 4/1/2043 372,450 355,329
Pool# AB9864
3.50%, 7/1/2043 200,464 191,175
Pool# AS0212
3.50%, 8/1/2043 870,329 829,369
Pool# AS0210
3.50%, 8/1/2043 515,897 491,966
Pool# AU3742
3.50%, 8/1/2043 300,910 286,982
Pool# AU6857
4.00%, 9/1/2043 284,795 280,147
Pool# AU4386
4.00%, 10/1/2043 87,795 85,923
Pool# AS1559
4.00%, 1/1/2044 536,218 524,449

28 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AW2478
4.50%, 6/1/2044 86,413 85,746
Pool# AL6432
4.00%, 1/1/2045 538,739 525,251
Pool# AS5175
3.50%, 6/1/2045 509,492 481,969
Pool# AS6464
3.50%, 1/1/2046 442,974 418,223
Pool# MA3305
3.50%, 3/1/2048 4,464,947 4,209,191
Pool# BO8947
3.00%, 1/1/2050 668,842 605,726
Pool# FM4334
3.00%, 4/1/2050 1,454,835 1,318,274
Pool# FS2253
3.50%, 4/1/2050 7,388,996 6,937,322
Pool# CA5689
3.00%, 5/1/2050 2,091,996 1,902,025
Pool# BP9581
2.50%, 8/1/2050 1,360,444 1,184,764
Pool# FM5316
2.00%, 12/1/2050 1,563,560 1,296,682
Pool# FS2008
3.00%, 1/1/2051 13,215,947 11,910,447
Pool# FM7599
3.50%, 1/1/2051 8,478,117 7,965,869
Pool# CA8817
2.00%, 2/1/2051 3,504,248 2,904,437
Pool# BR4515
2.00%, 2/1/2051 2,354,042 1,952,066
Pool# BR4029
2.00%, 2/1/2051 2,124,084 1,763,029
Pool# BR4051
2.00%, 2/1/2051 1,607,883 1,334,541
Pool# BR2667
2.00%, 2/1/2051 1,491,681 1,240,173
Pool# BR7795
2.50%, 4/1/2051 3,088,174 2,665,936
Pool# FM7151
2.00%, 5/1/2051 895,883 742,473
Pool# FM7189
2.50%, 5/1/2051 2,822,046 2,436,196
Pool# FM7398
2.50%, 6/1/2051 15,224,133 13,363,494
Pool# FM7738
2.50%, 6/1/2051 2,144,989 1,860,929
Pool# BT0417
2.50%, 6/1/2051 1,349,081 1,164,303
Pool# FM9134
3.00%, 6/1/2051 15,042,779 13,781,517
Pool# BT1339
2.50%, 7/1/2051 2,362,588 2,040,334
Pool# FM8178
2.50%, 7/1/2051 1,494,938 1,289,988
Pool# CB1038
2.50%, 7/1/2051 1,371,130 1,183,859
Pool# FS3391
2.50%, 8/1/2051 5,961,298 5,216,319
Pool# FP0012
3.00%, 8/1/2051 3,982,110 3,625,209
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9563
3.00%, 10/1/2051 15,335,439 13,828,787
Pool# FS3537
2.50%, 4/1/2052 8,537,520 7,495,044
Pool# FS1380
3.50%, 4/1/2052 8,177,266 7,659,641
Pool# CB3674
3.50%, 5/1/2052 9,533,840 8,858,505
Pool# CB3678
4.00%, 5/1/2052 9,233,901 8,834,906
Pool# MA4644
4.00%, 5/1/2052 9,081,327 8,689,136
Pool# FS1855
4.00%, 5/1/2052 8,598,982 8,290,566
Pool# FS1804
4.00%, 5/1/2052 7,605,841 7,335,401
Pool# FS2074
3.00%, 6/1/2052 5,660,343 5,135,202
Pool# MA4625
3.50%, 6/1/2052 9,407,623 8,742,157
Pool# CB3851
4.00%, 6/1/2052 5,064,963 4,916,458
Pool# FS2513
4.00%, 7/1/2052 13,272,086 12,770,404
Pool# FS2323
4.00%, 7/1/2052 6,464,683 6,206,812
Pool# FS2293
4.50%, 7/1/2052 17,604,311 17,367,051
Pool# FS2257
4.50%, 7/1/2052 3,403,473 3,346,239
Pool# CB4037
5.00%, 7/1/2052 8,882,678 8,865,738
Pool# FS2790
5.00%, 9/1/2052 13,365,349 13,419,254
Pool# FS3210
5.00%, 9/1/2052 5,980,337 5,986,002
Pool# FS3220
5.50%, 11/1/2052 8,770,026 8,860,999
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 461,654 441,418
Pool# MA0783
3.50%, 2/20/2043 562,866 538,323
Pool# MA2892
3.50%, 6/20/2045 28,407 27,016
Pool# MA3663
3.50%, 5/20/2046 331,772 315,781
Pool# MA3803
3.50%, 7/20/2046 155,885 148,249
Pool# MA4262
3.50%, 2/20/2047 13,241 12,592
Pool# MA4510
3.50%, 6/20/2047 503,055 478,306
Pool# MA4586
3.50%, 7/20/2047 341,367 324,694
Pool# MA4837
3.50%, 11/20/2047 591,939 561,983
Pool# MA4962
3.50%, 1/20/2048 347,004 330,080

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6542
3.50%, 3/20/2050 385,574 366,575
Pool# BT6867
3.00%, 5/20/2050 3,620,103 3,315,827
Pool# MA6994
2.00%, 11/20/2050 10,821,096 9,254,712
Pool# MA7590
3.00%, 9/20/2051 11,778,792 10,767,925
Pool# MA7705
2.50%, 11/20/2051 16,120,744 14,190,773
Total Mortgage-Backed Securities
(cost $501,567,075)
482,174,170
Municipal Bonds 0.4%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,883,790
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,916,166
Total Municipal Bonds
(cost $8,321,050)
6,799,956
Supranational 0.0%
†
Banque Ouest Africaine de
Developpement
5.00%, 7/27/2027 200,000 184,260
4.70%, 10/22/2031(a) 200,000 163,184
Total Supranational
(cost $406,554)
347,444
U.S. Treasury Obligations 11.6%
U.S. Treasury Bonds
2.25%, 5/15/2041 20,013,000 15,893,918
1.75%, 8/15/2041 41,100,700 29,759,475
3.63%, 8/15/2043 1,745,000 1,693,741
3.13%, 8/15/2044 25,177,900 22,463,408
1.25%, 5/15/2050 7,146,600 4,154,519
1.88%, 2/15/2051 8,220,200 5,614,461
2.38%, 5/15/2051 42,514,400 32,646,409
1.88%, 11/15/2051 1,645,000 1,120,142
2.88%, 5/15/2052 4,462,600 3,817,615
U.S. Treasury Notes
1.75%, 5/15/2023 6,000,000 5,979,117
0.88%, 9/30/2026 63,781,000 57,761,668
2.50%, 3/31/2027 120,000 114,609
0.50%, 4/30/2027 10,186,500 8,968,497
0.63%, 12/31/2027 273,900 238,207
4.00%, 2/29/2028 (d) 10,613,300 10,804,837
1.75%, 11/15/2029 (d) 3,146,800 2,825,974
3.88%, 11/30/2029 590,800 601,024
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.50%, 2/15/2033 2,765,900 2,770,222
Total U.S. Treasury Obligations
(cost $252,553,289)
207,227,843
Repurchase Agreements 1.9%
BofA Securities, Inc.
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $3,001,206,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
3/31/2025 - 9/30/2025;
total market value
$3,060,003. ( i ) 3,000,000 3,000,000
Cantor Fitzgerald & Co.
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $11,824,444,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072;
total market value
$12,056,100. ( i ) 11,819,706 11,819,706
Credit Suisse AG
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $13,005,200,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
4/4/2023 - 2/15/2050;
total market value
$13,265,304. ( i ) 13,000,000 13,000,000
MetLife, Inc.
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $4,001,600,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2032 -
2/15/2051; total market
value $4,082,177. ( i ) 4,000,000 4,000,000

30 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $2,000,805,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$2,040,000. ( i ) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $33,819,706)
33,819,706
Total Investments
(cost $2,040,500,129) — 101.2%
1,816,111,792
Liabilities in excess of other
assets — (1.2)% (21,260,504)
NET ASSETS — 100.0%
$ 1,794,851,288
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $363,127,601 which represents 20.23% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2023.
(d) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $56,406,609, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $33,819,706 and by $24,159,425 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 4.38%, and maturity
dates ranging from 5/31/2023 – 2/15/2052, a total value of
$57,979,131.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2023. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2023.
(g) Perpetual bond security. The maturity date reflects the next call date.
(h) Security in default.
( i ) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31,
2023 was $33,819,706.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 31
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 503 6/2023 USD 55,082,430 451,746
U.S. Treasury Long Bond 272 6/2023 USD 35,674,500 1,311,536
Total long contracts 1,763,282
Short Contracts
U.S. Treasury 2 Year Note (31) 6/2023 USD (6,400,047) (70,501)
U.S. Treasury 10 Year Note (201) 6/2023 USD (23,099,297) (727,317)
U.S. Treasury 10 Year Ultra Note (201) 6/2023 USD (24,349,265) (778,051)
U.S. Treasury Ultra Bond (66) 6/2023 USD (9,314,250) (450,630)
Total short contracts (2,026,499)
Net contracts (263,217)
As of March 31, 2023, the Fund had $1,023,935 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

32 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 143,929,222 $ – $ 143,929,222
Collateralized Mortgage Obligations – 21,292,876 – 21,292,876
Commercial Mortgage-Backed Securities – 16,879,311 – 16,879,311
Corporate Bonds – 883,230,807 – 883,230,807
Foreign Government Securities – 20,410,457 – 20,410,457
Futures Contracts 1,763,282 – – 1,763,282
Mortgage-Backed Securities – 482,174,170 – 482,174,170

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 33
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Municipal Bonds $ – $ 6,799,956 $ – $ 6,799,956
Repurchase Agreements – 33,819,706 – 33,819,706
Supranational – 347,444 – 347,444
U.S. Treasury Obligations – 207,227,843 – 207,227,843
Total Assets $ 1,763,282 $ 1,816,111,792 $ – $ 1,817,875,074
Liabilities:
Futures Contracts $ (2,026,499) $ – $ – $ (2,026,499)
Total Liabilities $ (2,026,499) $ – $ – $ (2,026,499)
Total $ (263,217) $ 1,816,111,792 $ – $ 1,815,848,575

34 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 1,763,282
Total $ 1,763,282
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (2,026,499)
Total $ (2,026,499)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Core Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 35
.
Asset-Backed Securities 9.3%
Principal
Amount ($) Value ($)
Airlines 0.8%
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(a) 3,313,229 3,274,228
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 4,092,203 3,617,984
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 4,753,560 4,739,211
11,631,423
Home Equity 0.2%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.09%, 1/25/2036(b) 501,977 490,544
RASC Trust, Series 2005-
KS12, Class M2, 5.54%,
1/25/2036(b) 1,632,888 1,620,771
2,111,315
Not required 0.3%
CVS Pass-Through Trust,
6.04%, 12/10/2028 3,583,410 3,657,951
Other 8.0%
AMMC CLO 22 Ltd., Series
2018-22A, Class A, 5.85%,
4/25/2031(a)(b) 7,000,000 6,913,172
Apidos CLO XXII, Series
2015-22A, Class A1R,
5.87%, 4/20/2031(a)(b) 5,000,000 4,937,270
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
5.96%, 1/20/2035(a)(b) 3,000,000 2,927,052
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
5.98%, 10/25/2034(a)(b) 2,050,000 2,000,138
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
6.02%, 4/20/2035(a)(b) 5,000,000 4,889,440
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
5.87%, 4/15/2034(a)(b) 1,000,000 976,394
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 5.98%, 7/20/2034(a)(b) 6,600,000 6,421,364
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
5.95%, 4/20/2034(a)(b) 800,000 779,679
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
5.94%, 10/17/2034(a)(b) 1,800,000 1,752,934
CVS Pass-Through Trust,
6.94%, 1/10/2030 6,883,658 7,096,874
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Dryden 77 CLO Ltd., Series
2020-77A, Class AR,
6.04%, 5/20/2034(a)(b) 5,000,000 4,881,250
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 719,566 604,269
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 26,623 26,592
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 675,005 656,533
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 2,007,011 1,822,139
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 3,806,794 3,161,649
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,434,134 1,250,471
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 351,636 325,619
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 1,693,590 1,630,081
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 592,328 559,625
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 711,627 692,421
Invesco CLO Ltd.
Series 2021-1A, Class A1,
5.79%, 4/15/2034(a)(b) 1,550,000 1,500,451
Series 2021-2A, Class A,
5.91%, 7/15/2034(a)(b) 5,000,000 4,860,960
LCM 37 Ltd., Series
37A, Class A1, 6.14%,
4/15/2034(a)(b) 1,900,000 1,871,610
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
5.94%, 1/20/2035(a)(b) 4,000,000 3,896,420
Magnetite XXXII Ltd., Series
2022-32A, Class A, 6.01%,
4/15/2035(a)(b) 4,000,000 3,954,496
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
5.79%, 1/20/2032(a)(b) 1,000,000 984,960
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
5.95%, 10/20/2035(a)(b) 5,000,000 4,875,495
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,463,546
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 194,658
Reese Park CLO Ltd., Series
2020-1A, Class AR, 5.92%,
10/15/2034(a)(b) 1,550,000 1,506,499

36 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 2,678,576 2,369,486
RR 1 LLC, Series 2017-
1A, Class A1AB, 5.94%,
7/15/2035(a)(b) 5,000,000 4,891,580
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 12,052,113 11,775,832
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,578,030 7,084,563
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
5.89%, 7/15/2034(a)(b) 5,000,000 4,878,070
110,413,592
Total Asset-Backed Securities
(cost $133,507,827)
127,814,281
Collateralized Mortgage Obligations 1.2%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 897,703 844,426
AREIT Trust, Series 2022-
CRE6, Class A, 5.81%,
1/16/2037(a)(b) 2,154,385 2,089,331
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 692,113 584,080
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 4,585,342 4,020,967
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 312,453 297,182
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 37,359 38,095
Series 2009-78, Class BM,
4.00%, 6/25/2039 9,863 9,816
New Residential Mortgage
Loan Trust
Series 2014-2A, Class A3,
3.75%, 5/25/2054(a)(b) 504,952 459,567
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 0 0
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,301,990
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,230,607
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,480,845
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 938,282 865,001
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 705,502 659,612
Total Collateralized Mortgage Obligations
(cost $18,200,341)
15,881,519
Commercial Mortgage-Backed Securities 1.9%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 1,400,000 1,310,255
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,696,575
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 3,900,000 3,418,974
CityLine Commercial
Mortgage Trust, Series
2016-CLNE, Class A,
2.78%, 11/10/2031(a)(b) 7,388,000 7,155,677
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 9,518,578
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 762,412
Total Commercial Mortgage-Backed
Securities
(cost $29,456,728) 26,862,471
Corporate Bonds 27.5%
Aerospace & Defense 0.8%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 4,775,000 4,213,998
3.25%, 2/1/2035(d) 2,000,000 1,632,917
Lockheed Martin Corp. ,
4.07%, 12/15/2042 600,000 550,533
Raytheon Technologies Corp. ,
5.15%, 2/27/2033 3,350,000 3,486,354
4.15%, 5/15/2045 2,000,000 1,748,538
11,632,340
Automobiles 0.5%
Hyundai Capital America ,
2.38%, 10/15/2027(a)(d) 5,080,000 4,491,071
1.80%, 1/10/2028(a)(d) 672,000 569,919
6.38%, 4/8/2030(a)(d) 1,730,000 1,805,131
6,866,121
Banks 3.6%
Bank of America Corp. ,
4.25%, 10/22/2026 3,000,000 2,905,930
Series L, 4.18%,
11/25/2027(d) 4,000,000 3,865,418

NVIT Core Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(e) 2,340,000 2,187,151
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 2,500,000 2,004,872
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d)(e) 4,750,000 3,817,946
BPCE SA ,
5.70%, 10/22/2023(a) 3,000,000 2,976,810
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 3,750,000 2,809,433
Citigroup, Inc. ,
(SOFR + 3.91%), 4.41%,
3/31/2031(e) 3,250,000 3,086,432
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 1,650,000 1,478,907
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 6,200,000 4,444,661
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 4,000,000 3,363,516
Huntington National Bank
(The) ,
5.65%, 1/10/2030(d) 2,000,000 1,916,531
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 1.11%), 1.76%,
11/19/2031(e) 1,600,000 1,269,857
(SOFR + 2.08%), 4.91%,
7/25/2033(d)(e) 1,125,000 1,118,188
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 2,075,000 2,125,544
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 1,850,000 1,276,893
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d)(e) 1,224,000 1,207,491
US Bancorp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(e) 500,000 385,918
Wells Fargo & Co. ,
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 3,000,000 2,600,251
(SOFR + 2.10%), 4.90%,
7/25/2033(e) 1,500,000 1,464,182
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 4,750,000 3,721,762
50,027,693
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0.6%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 4,500,000 4,397,906
Anheuser-Busch InBev
Finance, Inc. ,
4.90%, 2/1/2046(d) 1,700,000 1,661,431
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 2,325,000 2,169,844
PepsiCo, Inc. ,
3.90%, 7/18/2032 825,000 805,749
9,034,930
Biotechnology 1.1%
AbbVie, Inc. ,
4.25%, 11/21/2049 1,350,000 1,191,342
Amgen, Inc. ,
4.05%, 8/18/2029 1,675,000 1,616,088
5.65%, 3/2/2053 3,000,000 3,122,103
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,782,891
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 2,690,450
15,402,874
Broadline Retail 0.3%
Amazon.com, Inc. ,
4.70%, 12/1/2032 4,175,000 4,279,246
Capital Markets 2.3%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030 3,000,000 2,795,019
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,140,065
5.15%, 2/1/2043(a) 1,000,000 912,316
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 1,879,061
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(e) 5,000,000 4,722,841
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(e) 750,000 710,138
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 2,400,000 2,262,480
S&P Global, Inc. ,
2.90%, 3/1/2032(d) 5,500,000 4,910,171
State Street Corp. ,
(SOFR + 1.57%), 4.82%,
1/26/2034(d)(e) 1,675,000 1,665,765
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 9,587,117
31,584,973
Chemicals 0.4%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,584,707

38 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail 0.3%
Walmart, Inc. ,
4.15%, 9/9/2032(d) 5,000,000 5,038,686
Containers & Packaging 0.3%
Berry Global, Inc. ,
5.50%, 4/15/2028(a) 2,600,000 2,591,510
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,107,027
4,698,537
Diversified REITs 0.3%
WP Carey, Inc. ,
2.45%, 2/1/2032 4,750,000 3,791,878
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
3.65%, 6/1/2051 4,945,000 3,745,512
Verizon Communications, Inc. ,
2.55%, 3/21/2031(d) 1,550,000 1,320,431
4.00%, 3/22/2050 3,345,000 2,783,061
7,849,004
Electric Utilities 5.3%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a)(d) 7,525,000 7,193,217
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 1,175,000 1,127,839
Series Z, 3.70%,
5/1/2050(d) 2,805,000 2,158,697
DTE Electric Co. ,
5.20%, 4/1/2033 4,175,000 4,309,139
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 4,385,000 4,511,767
Entergy Arkansas LLC ,
4.00%, 6/1/2028(d) 3,750,000 3,630,922
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,821,478
Evergy , Inc. ,
2.90%, 9/15/2029(d) 3,505,000 3,141,320
Exelon Corp. ,
4.05%, 4/15/2030 695,000 663,052
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 13,750,000 12,755,943
Georgia Power Co. ,
4.70%, 5/15/2032 4,750,000 4,704,632
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 2,220,000 2,232,954
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 1,962,815
2.75%, 3/1/2032(a) 170,000 142,178
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 2,175,000 2,261,802
Louisville Gas and Electric
Co. ,
Series LOU, 5.45%,
4/15/2033 2,000,000 2,078,400
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 5,749,981
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 1,315,000 1,337,752
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 735,000 595,446
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 472,000 444,083
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,212,678
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 6,000,000 5,537,762
4.30%, 7/15/2029(a) 1,403,000 1,255,976
72,829,833
Energy Equipment & Services 0.3%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 4,389,000 4,218,527
Entertainment 0.2%
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(a)(d) 2,550,000 2,276,632
Food Products 0.4%
Cargill, Inc. ,
5.13%, 10/11/2032(a) 5,000,000 5,168,741
Ground Transportation 0.8%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a)(d) 6,500,000 6,037,456
4.25%, 11/1/2029(a) 1,730,000 1,587,498
Norfolk Southern Corp. ,
4.55%, 6/1/2053 1,650,000 1,483,099
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 2,266,854
11,374,907
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030(a) 5,000,000 5,230,973
Health Care Providers & Services 0.6%
CVS Health Corp. ,
4.25%, 4/1/2050 115,000 96,092
Dignity Health ,
3.81%, 11/1/2024 4,000,000 3,932,867
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030 3,050,000 2,607,226
5.88%, 2/15/2053 1,300,000 1,461,192
8,097,377
Industrial Conglomerates 0.1%
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 1,207,000 1,183,061
Insurance 0.5%
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 1,875,000 1,929,354
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 2,000,000 1,590,742

NVIT Core Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
New York Life Global Funding ,
4.55%, 1/28/2033(a) 3,750,000 3,710,457
7,230,553
IT Services 0.3%
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 4,150,000 4,041,904
Media 0.5%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 1,450,000 1,251,331
3.70%, 4/1/2051 600,000 383,986
Comcast Corp. ,
2.65%, 2/1/2030 1,405,000 1,251,617
2.94%, 11/1/2056 5,432,000 3,615,831
6,502,765
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 387,942
Multi-Utilities 0.6%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,177,935
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 3,055,660
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 2,825,000 2,748,059
3.25%, 6/15/2026 1,250,000 1,197,632
8,179,286
Office REITs 0.5%
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024 7,310,000 6,909,851
Oil, Gas & Consumable Fuels 2.1%
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051(d) 1,800,000 1,248,105
Continental Resources, Inc. ,
4.38%, 1/15/2028(d) 865,000 815,435
5.75%, 1/15/2031(a) 1,310,000 1,258,889
2.88%, 4/1/2032(a) 3,155,000 2,449,842
Energy Transfer LP ,
6.50%, 2/1/2042 2,350,000 2,437,214
Exxon Mobil Corp. ,
3.45%, 4/15/2051(d) 2,250,000 1,791,489
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 425,633
3.25%, 8/1/2050 395,000 261,881
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,582,677
Targa Resources Partners LP ,
5.00%, 1/15/2028 1,500,000 1,450,327
4.88%, 2/1/2031 1,905,000 1,782,479
4.00%, 1/15/2032(d) 4,420,000 3,852,207
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 315,764
Var Energi ASA ,
5.00%, 5/18/2027(a) 5,665,623 5,370,230
7.50%, 1/15/2028(a) 800,000 828,232
28,870,404
Personal Care Products 0.3%
Kenvue , Inc. ,
4.90%, 3/22/2033(a) 4,175,000 4,313,512
Pharmaceuticals 0.5%
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 2,500,000 2,452,313
Merck & Co., Inc. ,
6.55%, 9/15/2037 3,335,000 3,983,321
6,435,634
Residential REITs 0.8%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 5,525,000 4,227,437
Spirit Realty LP ,
2.10%, 3/15/2028 3,500,000 2,939,375
Sun Communities Operating
LP ,
2.30%, 11/1/2028 4,226,000 3,606,426
10,773,238
Retail REITs 0.1%
Kite Realty Group Trust ,
4.75%, 9/15/2030 2,124,000 1,919,347
Semiconductors & Semiconductor Equipment 0.2%
Intel Corp. ,
4.15%, 8/5/2032 2,085,000 2,011,223
5.20%, 2/10/2033(d) 835,000 850,440
2,861,663
Specialty Retail 0.6%
AutoZone, Inc. ,
4.75%, 8/1/2032(d) 5,000,000 4,957,249
Home Depot, Inc. (The) ,
2.88%, 4/15/2027(d) 3,200,000 3,050,548
8,007,797
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
3.35%, 8/8/2032(d) 8,350,000 7,873,018
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 885,625
8,758,643
Tobacco 0.5%
BAT Capital Corp. ,
4.74%, 3/16/2032 3,000,000 2,786,934
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 945,000 987,398
5.75%, 11/17/2032(d) 1,475,000 1,547,878

40 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
5.38%, 2/15/2033 1,250,000 1,276,988
6,599,198
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 3,960,000 2,815,777
Total Corporate Bonds
(cost $417,799,620)
380,778,554
Loan Participation 0.0%
†
Electrical Equipment 0.0%
†
Sensata Technologies BV,
Term Loan, (ICE LIBOR
USD 1 Month + 1.75%),
6.51%, 9/20/2026 (e) 434,629 432,817
0
Total Loan Participation
(cost $435,086) 432,817
Mortgage-Backed Securities 22.2%
FHLMC UMBS Pool
Pool# SB8183
3.50%, 10/1/2037 13,200,576 12,758,698
Pool# SD8018
4.00%, 10/1/2049 1,856,758 1,796,641
Pool# SD8080
2.00%, 6/1/2050 3,432,678 2,847,057
Pool# SD8079
2.00%, 7/1/2050 8,590,838 7,128,093
Pool# SD8084
3.00%, 8/1/2050 8,260,229 7,457,776
Pool# SD8178
2.50%, 11/1/2051 7,225,860 6,234,108
Pool# SD8181
1.50%, 12/1/2051 7,511,125 5,900,201
Pool# RA6433
2.50%, 12/1/2051 9,862,758 8,503,051
Pool# SD8199
2.00%, 3/1/2052 52,183,396 43,165,186
Pool# SD8200
2.50%, 3/1/2052 14,097,251 12,157,792
Pool# QE0799
2.50%, 4/1/2052 9,451,784 8,151,400
Pool# SD8213
3.00%, 5/1/2052 4,788,512 4,297,563
Pool# QE6924
4.00%, 8/1/2052 29,371,933 28,094,548
Pool# SD8255
3.50%, 10/1/2052 4,166,956 3,872,172
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,270,229 2,299,809
Pool# 468516
5.17%, 6/1/2028 808,841 818,374
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AM7073
6.41%, 1/1/2030 1,470,454 1,630,498
Pool# 468127
5.70%, 5/1/2041 1,089,846 1,139,231
FNMA UMBS Pool
Pool# AR9398
3.50%, 6/1/2043 817,765 779,826
Pool# BC0180
4.00%, 1/1/2046 2,376,789 2,317,272
Pool# AS7908
3.00%, 9/1/2046 5,257,600 4,817,192
Pool# AS8483
3.00%, 12/1/2046 2,237,425 2,056,370
Pool# MA2863
3.00%, 1/1/2047 3,597,490 3,296,885
Pool# AS8784
3.00%, 2/1/2047 2,302,053 2,105,059
Pool# BE7557
3.50%, 2/1/2047 4,334,818 4,092,610
Pool# BM2003
4.00%, 10/1/2047 3,516,589 3,424,167
Pool# BJ3716
3.50%, 12/1/2047 2,132,192 2,012,030
Pool# MA3210
3.50%, 12/1/2047 889,699 840,522
Pool# BM3355
3.50%, 2/1/2048 1,423,478 1,343,265
Pool# CA1532
3.50%, 4/1/2048 4,538,432 4,288,500
Pool# CA2208
4.50%, 8/1/2048 1,028,680 1,021,891
Pool# CA2469
4.00%, 10/1/2048 960,800 933,460
Pool# MA3745
3.50%, 8/1/2049 4,906,935 4,624,033
Pool# FS2041
2.00%, 8/1/2051 8,629,491 7,138,279
Pool# FS1080
2.50%, 2/1/2052 33,706,173 29,080,574
Pool# BU8883
3.00%, 3/1/2052 19,661,369 17,656,571
Pool# MA4577
2.00%, 4/1/2052 19,191,635 15,875,037
Pool# BV8011
3.00%, 8/1/2052 9,893,450 8,879,085
Pool# MA4733
4.50%, 9/1/2052 19,297,616 18,906,762
Pool# MA4782
3.50%, 10/1/2052 14,727,724 13,685,877
Total Mortgage-Backed Securities
(cost $334,298,142)
307,427,465

NVIT Core Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 41
Municipal Bonds 1.1%
Principal
Amount ($) Value ($)
California 0.3%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 4,626,109
District of Columbia 0.8%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue
Series D, 7.46%, 10/1/2046 6,000,000 7,790,606
Series D, 8.00%, 10/1/2047 2,000,000 2,666,114
10,456,720
Total Municipal Bonds
(cost $14,139,165)
15,082,829
U.S. Government Agency Security 1.0%
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 13,552,049
Total U.S. Government Agency Security
(cost $13,824,036)
13,552,049
U.S. Treasury Obligations 34.7%
U.S. Treasury Bonds
2.00%, 11/15/2041 18,000,000 13,585,078
2.38%, 2/15/2042 55,000,000 44,227,734
3.25%, 5/15/2042 11,500,000 10,609,199
3.13%, 2/15/2043 23,000,000 20,680,234
3.88%, 2/15/2043 (d) 6,200,000 6,255,219
2.25%, 8/15/2046 7,000,000 5,282,539
2.25%, 2/15/2052 54,800,000 40,864,531
2.88%, 5/15/2052 6,375,000 5,453,613
3.63%, 2/15/2053 1,000,000 992,813
U.S. Treasury Notes
0.13%, 10/15/2023 1,000,000 975,664
0.25%, 3/15/2024 (d) 25,000,000 23,985,351
2.13%, 3/31/2024 5,000,000 4,879,687
0.38%, 4/15/2024 5,000,000 4,785,742
3.00%, 6/30/2024 10,000,000 9,820,703
4.50%, 11/30/2024 20,000,000 20,078,125
1.00%, 12/15/2024 46,000,000 43,590,391
4.25%, 12/31/2024 (d) 24,600,000 24,622,102
4.13%, 1/31/2025 (d) 13,200,000 13,196,391
2.88%, 6/15/2025 9,000,000 8,787,656
3.00%, 7/15/2025 22,000,000 21,528,203
0.25%, 8/31/2025 20,000,000 18,321,094
4.00%, 2/15/2026 12,200,000 12,250,516
1.25%, 12/31/2026 26,000,000 23,749,375
2.25%, 2/15/2027 2,000,000 1,894,766
0.50%, 4/30/2027 1,000,000 880,430
3.25%, 6/30/2027 7,000,000 6,879,141
2.25%, 8/15/2027 15,000,000 14,149,805
3.88%, 12/31/2027 24,000,000 24,252,187
3.50%, 1/31/2028 (d) 12,300,000 12,235,617
1.50%, 11/30/2028 11,000,000 9,811,914
2.75%, 5/31/2029 6,000,000 5,718,516
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.25%, 6/30/2029 2,000,000 1,960,859
3.50%, 1/31/2030 (d) 8,300,000 8,266,281
2.88%, 5/15/2032 1,500,000 1,427,461
3.50%, 2/15/2033 13,400,000 13,420,937
Total U.S. Treasury Obligations
(cost $491,205,352)
479,419,874
Repurchase Agreements 1.1%
Bank of America NA
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $7,002,812,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049; total
market value $7,140,000.
(f) 7,000,000 7,000,000
Credit Suisse AG
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $5,002,001,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
4/4/2023 - 2/15/2050;
total market value
$5,102,040. (f) 5,000,000 5,000,000
MetLife, Inc.
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,000,400,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2032 -
2/15/2051; total market
value $1,020,544. (f) 1,000,000 1,000,000

42 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Core Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,510,963,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$1,540,562. (f) 1,510,355 1,510,355
Total Repurchase Agreements
(cost $14,510,355)
14,510,355
Total Investments
(cost $1,467,376,652) — 100.0%
1,381,762,214
Other assets in excess of
liabilities — 0.0%
†
592,125
NET ASSETS — 100.0%
$ 1,382,354,339
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $276,287,089 which represents 19.99% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2023.
(d) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $131,611,814, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $14,510,355 and by $120,692,220 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 4.38%, and maturity
dates ranging from 5/31/2023 – 2/15/2052, a total value of
$135,202,575.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2023.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $14,510,355.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
index Series
40-V1 1.00 Quarterly 6/20/2028 0.76 USD 74,000,000 (631,492) (233,665) (865,157)
(631,492) (233,665) (865,157)
As of March 31, 2023, the Fund had $1,071,443 segregated as collateral for credit default swap contracts.

NVIT Core Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 43
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 245 6/2023 USD 50,581,016 440,934
U.S. Treasury 5 Year Note 412 6/2023 USD 45,117,219 864,855
U.S. Treasury 10 Year Note 375 6/2023 USD 43,095,703 1,140,038
U.S. Treasury Ultra Bond 28 6/2023 USD 3,951,500 173,425
Total long contracts 2,619,252
Short Contracts
U.S. Treasury 10 Year Ultra Note (184) 6/2023 USD (22,289,875) (700,504)
U.S. Treasury Long Bond (249) 6/2023 USD (32,657,906) (1,288,363)
Total short contracts (1,988,867)
Net contracts 630,385
As of March 31, 2023, the Fund had $735,988 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

44 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 127,814,281 $ – $ 127,814,281
Collateralized Mortgage Obligations – 15,881,519 – 15,881,519
Commercial Mortgage-Backed Securities – 26,862,471 – 26,862,471
Corporate Bonds – 380,778,554 – 380,778,554
Futures Contracts 2,619,252 – – 2,619,252
Loan Participation – 432,817 – 432,817
Mortgage-Backed Securities – 307,427,465 – 307,427,465

NVIT Core Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 45
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
Level 1 Level 2 Level 3 Total
Assets:
Municipal Bonds $ – $ 15,082,829 $ – $ 15,082,829
Repurchase Agreements – 14,510,355 – 14,510,355
U.S. Government Agency Security – 13,552,049 – 13,552,049
U.S. Treasury Obligations – 479,419,874 – 479,419,874
Total Assets $ 2,619,252 $ 1,381,762,214 $ – $ 1,384,381,466
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (233,665) $ – $ (233,665)
Futures Contracts (1,988,867) – – (1,988,867)
Total Liabilities $ (1,988,867) $ (233,665) $ – $ (2,222,532)
Total $ 630,385 $ 1,381,528,549 $ – $ 1,382,158,934
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

46 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Core Bond Fund
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of March 31, 2023, the Fund had no open option contracts.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

NVIT Core Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 47
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2023 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the

48 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Core Bond Fund
price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 2,619,252
Total $ 2,619,252
Liabilities:
Swap Contracts†
Credit risk
Unrealized depreciation on centrally cleared swap contracts $ (233,665)
Futures Contracts
Interest rate risk
Unrealized depreciation from futures contracts (1,988,867)
Total $ (2,222,532)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT DoubleLine Total Return Tactical Fund - March 31, 2023 (Unaudited) - Statement of Investments - 49
Asset-Backed Securities 16.4%
Principal
Amount ($) Value ($)
Airlines 0.8%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 703,937 550,258
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 423,364 379,162
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 711,646 582,618
1,512,038
Automobiles 0.1%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 237,458
Home Equity 6.5%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 7.40%,
11/25/2033(b) 940,069 817,197
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2007-HE2, Class A4,
5.08%, 5/25/2037(b) 1,400,619 953,537
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 3.18%, 5/25/2036(b) 2,264,624 1,455,969
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 5.03%,
4/25/2037(b) 441,269 300,121
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
5.33%, 8/25/2036(b) 1,616,957 721,821
Series 2007-CH3, Class
M2, 5.17%, 3/25/2037(b) 1,500,000 1,215,015
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
5.06%, 5/25/2037(b) 1,187,452 1,112,899
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
5.35%, 6/25/2037(b) 2,132,520 565,977
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 5.41%,
5/25/2036(b) 1,500,000 1,272,139
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 5.42%, 1/25/2036(b) 2,049,000 1,394,111
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 827,074
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 5.19%, 8/25/2036(b) 4,035,180 1,267,448
11,903,308
Other 8.7%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 17,051 16,940
AGL CLO 3 Ltd., Series
2020-3A, Class A, 6.09%,
1/15/2033(a)(b) 1,000,000 984,649
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
6.04%, 7/20/2034(a)(b) 500,000 486,285
Capital Four US CLO I Ltd.,
Series 2021-1A, Class A,
6.00%, 1/18/2035(a)(b) 500,000 482,633
Cathedral Lake VIII Ltd.,
Series 2021-8A, Class A1,
6.03%, 1/20/2035(a)(b) 500,000 486,197
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 916,956
Franklin Park Place CLO I
LLC, Series 2022-1A, Class
A, 6.06%, 4/14/2035(a)(b) 500,000 483,613
FS RIALTO, Series 2021-
FL2, Class A, 5.95%,
5/16/2038(a)(b) 375,000 364,992
FS Rialto Issuer LLC, Series
2022-FL4, Class AS, 6.96%,
1/19/2039(a)(b) 200,000 193,127
Generate CLO 9 Ltd., Series
9A, Class A, 6.01%,
10/20/2034(a)(b) 500,000 484,490
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 288,610
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
6.11%, 4/15/2034(a)(b) 500,000 488,699
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,039,931 844,317
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 611,111 471,483
LCM XV LP, Series 15A, Class
DR, 8.51%, 7/20/2030(a)(b) 250,000 214,300

50 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
6.09%, 1/20/2032(a)(b) 500,000 491,356
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class A,
6.02%, 7/25/2034(a)(b) 500,000 483,603
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 227,458 224,060
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(a) 725,625 708,886
Ocean Trails CLO X, Series
2020-10A, Class AR,
6.01%, 10/15/2034(a)(b) 500,000 485,409
Pagaya AI Debt Selection
Trust
Series 2021-1, Class B,
2.13%, 11/15/2027(a) 349,856 335,088
Series 2021-3, Class B,
1.74%, 5/15/2029(a) 499,973 466,867
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 499,934 453,740
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
7.85%, 3/25/2026(a)(b) 850,000 843,415
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(a)(c) 814,053 764,876
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
6.00%, 10/20/2030(a)(b) 500,000 494,074
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 418,803 348,572
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 453,745 404,182
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 5.87%, 1/17/2032(a)
(b) 500,000 490,986
Trimaran Cavu Ltd., Series
2021-3A, Class A, 6.00%,
1/18/2035(a)(b) 500,000 483,835
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 176,941 166,593
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 145,350 135,164
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 401,366 314,788
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(a)(c) 362,305 340,273
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellfleet CLO X Ltd., Series
2019-XA, Class A2R,
6.56%, 7/20/2032(a)(b) 500,000 468,987
16,112,045
Student Loan 0.3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 453,674
Total Asset-Backed Securities
(cost $35,250,087)
30,218,523
Collateralized Mortgage Obligations 15.9%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 5.59%,
12/18/2037(a)(b) 63,567 62,458
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 5.50%, 12/25/2035(b) 980,887 829,772
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,897,167 969,319
Series 2006-OA7, Class
1A2, 4.08%, 6/25/2046(b) 1,443,973 1,195,030
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
5.33%, 2/25/2036(b) 1,217,962 1,178,578
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,548,151 754,496
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,151,907 586,263
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 911,320 870,955
FHLMC REMICS
Series 5004, Class LS, IO,
1.30%, 7/25/2050(b) 2,926,860 402,342
Series 5198, Class KZ,
2.00%, 2/25/2052 2,248,146 1,433,389
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,494,359 1,395,921
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,076,909 1,860,461
Series 2018-33, Class A,
3.00%, 5/25/2048 645,348 589,078
Series 2019-64, Class D,
2.50%, 11/25/2049 425,830 377,195
Series 2020-77, Class S,
IO, 0.00%, 11/25/2050(b) 5,922,249 288,413
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,114,515 1,943,526

NVIT DoubleLine Total Return Tactical Fund - March 31, 2023 (Unaudited) - Statement of Investments - 51
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 545,374
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 4,869,217 114,026
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 7,468,155 1,027,160
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 3,171,718 423,452
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,704,735 471,148
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,908,716 437,285
Series 2022-174, Class AZ,
3.50%, 5/20/2051 4,342,731 3,773,236
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 4,103,543 579,839
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 5.21%,
7/25/2047(b) 680,812 453,993
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 351,435 353,318
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 413,560 402,828
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 391,076
PRPM LLC, Series 2022-
5, Class A1, 6.90%,
9/27/2027(a)(c) 1,863,178 1,854,743
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 981,946 784,654
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,873,629 1,666,877
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 390,956
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 858,409 813,604
Total Collateralized Mortgage Obligations
(cost $34,134,486)
29,220,765
Commercial Mortgage-Backed Securities 6.5%
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(b) 3,036,000 133,095
Series 2017-BNK6, Class
XA, IO, 0.77%, 7/15/2060(b) 4,153,198 104,206
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2018-BN10, Class
XA, IO, 0.69%, 2/15/2061(b) 2,756,522 75,548
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.05%, 2/15/2053(b) 1,973,657 102,093
Series 2021-C12, Class XA,
IO, 0.95%, 11/15/2054(b) 2,718,473 154,691
Series 2022-C18, Class XD,
IO, 2.15%, 12/15/2055(a)(b) 1,000,000 162,087
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.14%, 11/5/2036(a)
(b) 4,823,000 13,050
Series 2012-SHOW, Class
XA, IO, 0.60%, 11/5/2036(a)
(b) 8,760,000 74,785
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.77%, 9/15/2053(b) 1,312,305 100,568
Series 2021-B27, Class XA,
IO, 1.27%, 7/15/2054(b) 1,999,578 144,149
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
6.68%, 9/15/2036(a)(b) 134,000 124,964
Series 2021-SOAR, Class
A, 5.36%, 6/15/2038(a)(b) 196,827 189,174
BX Trust
Series 2019-OC11, Class E,
3.94%, 12/9/2041(a)(b) 211,000 167,013
Series 2019-OC11, Class D,
3.94%, 12/9/2041(a)(b) 100,000 82,521
BXMT Ltd., Series 2021-
FL4, Class A, 5.73%,
5/15/2038(a)(b) 125,000 124,014
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
0.88%, 11/13/2050(b) 5,101,389 135,960
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.61%,
5/10/2058(b) 1,925,197 70,238
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.50%, 12/10/2041(a)(b) 115,000 84,732
Series 2014-GC19, Class
XA, IO, 1.09%, 3/11/2047(b) 3,216,687 17,647
Series 2014-GC21, Class
XA, IO, 1.12%, 5/10/2047(b) 2,762,510 23,126
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 71,756
CLNC Ltd., Series 2019-
FL1, Class A, 6.06%,
8/20/2035(a)(b) 49,424 48,532
Commercial Mortgage Trust
Series 2017-PANW, Class
E, 3.81%, 10/10/2029(a)(b) 254,000 224,115
Series 2017-PANW, Class
D, 3.93%, 10/10/2029(a)(b) 152,000 139,069

52 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2014-CR20,
Class XA, IO, 0.94%,
11/10/2047(b) 5,301,633 55,445
Series 2015-CR23, Class C,
4.30%, 5/10/2048(b) 407,000 373,932
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.86%, 1/15/2049(b) 606,140 26,263
Series 2017-CX10,
Class XA, IO, 0.75%,
11/15/2050(b) 6,018,611 151,229
Series 2017-CX10, Class C,
4.18%, 11/15/2050(b) 247,000 207,829
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 212,193
CSMC Trust
Series 2017-CALI, Class F,
3.78%, 11/10/2032(a)(b) 250,000 50,000
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 158,326 142,284
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 100,000 85,716
Series 2021-B33, Class A2,
3.17%, 10/10/2043(a) 157,000 124,910
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.46%, 5/25/2030(b) 1,632,815 1,482,770
Series 2020-M7, Class X2,
IO, 1.24%, 3/25/2031(b) 5,169,063 344,988
Series 2022-M5, Class X,
IO, 0.62%, 1/1/2034(b) 13,031,000 518,200
GNMA REMICS
Series 2021-35, Class , IO,
0.99%, 12/16/2062(b) 4,578,091 331,814
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,806,616 262,183
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,391,975 388,346
Series 2021-79, Class , IO,
0.88%, 8/16/2063(b) 5,091,046 344,625
Series 2021-65, Class , IO,
0.88%, 8/16/2063(b) 5,011,746 330,009
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,678,781 412,568
Series 2021-208, Class , IO,
0.75%, 6/16/2064(b) 6,572,165 385,614
GPMT Ltd., Series 2021-
FL3, Class A, 6.01%,
7/16/2035(a)(b) 131,882 129,319
Great Wolf Trust
Series 2019-WOLF, Class
E, 7.67%, 12/15/2036(a)(b) 100,000 96,221
Series 2019-WOLF, Class F,
8.07%, 12/15/2036(a)(b) 100,000 95,022
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 6.53%,
7/15/2031(a)(b) 100,000 75,000
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.57%, 11/10/2049(b) 5,432,601 89,682
Series 2017-GS8, Class XA,
IO, 0.94%, 11/10/2050(b) 4,826,939 159,583
Series 2018-GS9, Class C,
4.35%, 3/10/2051(b) 175,000 147,943
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class
FFX, 5.36%, 7/5/2033(a)(b) 113,000 83,620
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 3.98%,
9/15/2047(a)(b) 200,000 168,434
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.65%, 5/13/2053(b) 1,348,994 92,597
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 127,017
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
6.18%, 5/15/2036(a)(b) 142,195 141,904
Med Trust, Series 2021-
MDLN, Class G, 9.93%,
11/15/2038(a)(b) 200,405 182,677
MHC Commercial Mortgage
Trust, Series 2021-
MHC, Class A, 5.48%,
4/15/2038(a)(b) 200,000 193,371
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.25%, 5/15/2050(b) 2,417,888 89,929
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
7.01%, 11/15/2034(a)(b) 111,000 105,450
Series 2019-L3, Class XA,
IO, 0.64%, 11/15/2052(b) 3,021,801 96,460
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 90,982
One New York Plaza Trust,
Series 2020-1NYP, Class C,
6.88%, 1/15/2036(a)(b) 150,000 137,683
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.88%, 10/10/2048(b) 2,735,828 114,072
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(b) 194,000 168,386
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 144,620
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.58%, 5/15/2048(b) 8,187,153 75,771

NVIT DoubleLine Total Return Tactical Fund - March 31, 2023 (Unaudited) - Statement of Investments - 53
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 170,601
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 133,350
Series 2021-C59, Class XA,
IO, 1.53%, 4/15/2054(b) 1,663,537 141,185
Total Commercial Mortgage-Backed
Securities
(cost $13,232,876) 12,048,930
Corporate Bonds 12.9%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
2.95%, 2/1/2030 170,000 150,027
Raytheon Technologies Corp. ,
3.03%, 3/15/2052 100,000 72,372
TransDigm, Inc. ,
5.50%, 11/15/2027 65,000 61,289
283,688
Automobile Components 0.0%
†
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 30,000 26,925
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031 65,000 56,142
83,067
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032 120,000 94,315
Banks 1.9%
Banco Continental SAECA ,
Reg. S, 2.75%, 12/10/2025 150,000 133,164
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 137,900
Banco de Credito del Peru
S.A. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(e) 100,000 90,026
Banco Industrial SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.44%),
4.88%, 1/29/2031(e) 150,000 138,563
Banco Nacional de Comercio
Exterior SNC ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.00%),
2.72%, 8/11/2031(e) 200,000 168,217
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank Hapoalim BM ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.16%),
3.21%, 1/21/2032(a)(e) 200,000 166,360
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 30,000 29,449
(SOFR + 1.75%), 4.83%,
7/22/2026(e) 40,000 39,533
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 285,000 216,437
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 185,000 148,699
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 255,000 247,357
Citigroup, Inc. ,
(CME Term SOFR 3
Month + 1.65%), 3.67%,
7/24/2028(e) 300,000 284,220
DBS Group Holdings Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.10%),
1.82%, 3/10/2031(e) 200,000 179,855
JPMorgan Chase & Co. ,
(SOFR + 1.99%), 4.85%,
7/25/2028(e) 70,000 69,875
(SOFR + 1.25%), 2.58%,
4/22/2032(e) 180,000 151,497
(SOFR + 1.26%), 2.96%,
1/25/2033(e) 175,000 149,634
Multibank, Inc. ,
7.75%, 2/3/2028(a) 200,000 200,200
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.09%), 4.76%,
1/26/2027(e) 30,000 29,629
Santander Holdings USA, Inc. ,
(SOFR + 1.25%), 2.49%,
1/6/2028(e) 160,000 138,334
Toronto-Dominion Bank (The) ,
4.69%, 9/15/2027 175,000 173,253
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(e) 65,000 63,379
United Overseas Bank Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.52%),
1.75%, 3/16/2031(e) 200,000 179,078

54 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 145,000 136,612
(SOFR + 1.98%), 4.81%,
7/25/2028(e) 60,000 59,248
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 185,000 144,953
3,475,472
Beverages 0.2%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 145,000 155,450
Constellation Brands, Inc. ,
3.15%, 8/1/2029 60,000 54,857
2.88%, 5/1/2030 105,000 92,096
PepsiCo, Inc. ,
3.60%, 2/18/2028 45,000 44,144
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(a) 45,000 39,267
385,814
Biotechnology 0.1%
AbbVie, Inc. ,
3.85%, 6/15/2024 50,000 49,390
3.80%, 3/15/2025 95,000 93,450
Amgen, Inc. ,
5.25%, 3/2/2030 35,000 35,798
5.65%, 3/2/2053 60,000 62,442
241,080
Building Products 0.1%
Advanced Drainage Systems,
Inc. ,
6.38%, 6/15/2030(a) 100,000 97,984
Builders FirstSource, Inc. ,
6.38%, 6/15/2032(a) 50,000 50,178
Carrier Global Corp. ,
3.58%, 4/5/2050 95,000 71,909
Griffon Corp. ,
5.75%, 3/1/2028 40,000 37,088
257,159
Capital Markets 0.5%
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 215,000 163,281
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 6.03%,
5/15/2026(e) 274,000 271,698
Macquarie Group Ltd. ,
(SOFR + 1.53%), 2.87%,
1/14/2033(a)(e) 205,000 166,037
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 375,000 284,887
885,903
Chemicals 0.2%
ASP Unifrax Holdings, Inc. ,
5.25%, 9/30/2028(a) 45,000 35,957
Braskem Idesa SAPI ,
Reg. S, 6.99%, 2/20/2032 200,000 150,947
CVR Partners LP ,
6.13%, 6/15/2028(a) 45,000 39,891
SK Invictus Intermediate II
Sarl ,
5.00%, 10/30/2029(a) 90,000 74,722
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 50,000 42,375
343,892
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 65,000 62,465
9.75%, 7/15/2027(a) 70,000 62,388
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 55,650
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 55,000 47,575
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 55,000 52,044
280,122
Communications Equipment 0.0%
†
CommScope, Inc. ,
4.75%, 9/1/2029(a) 45,000 37,508
Construction & Engineering 0.2%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 136,993 91,407
Pike Corp. ,
5.50%, 9/1/2028(a) 125,000 109,375
Quanta Services, Inc. ,
2.35%, 1/15/2032 190,000 150,779
351,561
Consumer Finance 0.4%
American Express Co. ,
3.95%, 8/1/2025 130,000 127,472
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(a) 110,000 97,776
3.25%, 2/15/2027(a) 50,000 44,358
Capital One Financial Corp. ,
(SOFR + 2.16%), 4.98%,
7/24/2026(e) 135,000 130,129
Discover Financial Services ,
4.10%, 2/9/2027 145,000 137,145
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 90,000 76,987
3.10%, 1/12/2032 35,000 28,518

NVIT DoubleLine Total Return Tactical Fund - March 31, 2023 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 61,199 55,222
Navient Corp. ,
5.00%, 3/15/2027 30,000 26,427
OneMain Finance Corp. ,
6.63%, 1/15/2028 70,000 64,177
788,211
Consumer Staples Distribution & Retail 0.2%
Dollar General Corp. ,
4.25%, 9/20/2024 70,000 69,162
3.50%, 4/3/2030 155,000 142,373
Dollar Tree, Inc. ,
4.00%, 5/15/2025 125,000 122,680
Sysco Corp. ,
3.25%, 7/15/2027 80,000 75,794
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 45,000 41,823
451,832
Containers & Packaging 0.1%
Clydesdale Acquisition
Holdings, Inc. ,
6.63%, 4/15/2029(a) 65,000 62,562
WRKCo, Inc. ,
3.75%, 3/15/2025 135,000 130,960
193,522
Distributors 0.0%
†
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 60,000 54,825
Diversified Consumer Services 0.0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(a) 80,000 66,632
Diversified REITs 0.0%
†
Vornado Realty LP ,
2.15%, 6/1/2026 60,000 48,080
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
2.75%, 6/1/2031 45,000 38,782
2.25%, 2/1/2032 175,000 143,069
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 43,320
4.75%, 2/1/2032(a) 45,000 37,793
4.25%, 1/15/2034(a) 40,000 31,285
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 13,636
5.00%, 5/1/2028(a) 30,000 26,033
Level 3 Financing, Inc. ,
10.50%, 5/15/2030(a) 17,000 16,235
Verizon Communications, Inc. ,
1.75%, 1/20/2031 285,000 229,878
580,031
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 0.7%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 145,000 106,847
Duke Energy Carolinas LLC ,
3.55%, 3/15/2052 40,000 31,118
Duke Energy Corp. ,
2.65%, 9/1/2026 225,000 210,440
Entergy Louisiana LLC ,
4.75%, 9/15/2052 50,000 46,972
Exelon Corp. ,
5.15%, 3/15/2028 95,000 96,655
4.10%, 3/15/2052 20,000 16,417
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 177,000 146,564
LLPL Capital Pte. Ltd. ,
Reg. S, 6.88%, 2/4/2039 165,420 146,500
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 156,239
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 75,000 76,065
NextEra Energy Capital
Holdings, Inc. ,
4.26%, 9/1/2024 60,000 59,437
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 65,000 52,115
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 95,000 76,962
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 150,000 140,304
1,362,635
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 120,000 113,826
Energy Equipment & Services 0.1%
Halliburton Co. ,
2.92%, 3/1/2030 70,000 62,349
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 60,938 59,719
USA Compression Partners
LP ,
6.88%, 9/1/2027 40,000 38,223
Weatherford International Ltd. ,
6.50%, 9/15/2028(a) 45,000 45,077
205,368
Entertainment 0.1%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 40,000 26,300
Live Nation Entertainment,
Inc. ,
4.75%, 10/15/2027(a) 75,000 69,375
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(a) 155,000 145,968
241,643
Financial Services 0.2%
Inversiones La Construccion
SA ,
Reg. S, 4.75%, 2/7/2032 200,000 158,752

56 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
National Rural Utilities
Cooperative Finance Corp. ,
4.80%, 3/15/2028 30,000 30,286
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 85,000 65,931
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 90,000 71,627
326,596
Food Products 0.1%
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 95,000 80,795
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 9,000 8,066
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 150,000 139,559
228,420
Gas Utilities 0.1%
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 32,769
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 90,000 78,637
Superior Plus LP ,
4.50%, 3/15/2029(a) 70,000 62,501
173,907
Ground Transportation 0.3%
CSX Corp. ,
3.35%, 9/15/2049 185,000 139,313
Movida Europe SA ,
Reg. S, 5.25%, 2/8/2031 200,000 145,500
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 85,000 81,326
Triton Container International
Ltd. ,
3.25%, 3/15/2032 180,000 142,015
508,154
Health Care Equipment & Supplies 0.1%
Becton Dickinson & Co. ,
4.69%, 2/13/2028 125,000 125,503
Medline Borrower LP ,
5.25%, 10/1/2029(a) 95,000 82,423
207,926
Health Care Providers & Services 0.6%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 80,000 67,866
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 60,000 50,753
CVS Health Corp. ,
5.13%, 2/21/2030 40,000 40,548
Elevance Health, Inc. ,
4.10%, 5/15/2032 145,000 138,592
HCA, Inc. ,
4.13%, 6/15/2029 75,000 70,255
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
5.13%, 6/15/2039 80,000 74,778
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 30,000 28,469
4.38%, 2/15/2027(a) 40,000 32,714
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(a) 75,000 63,678
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 70,000 60,113
Tenet Healthcare Corp. ,
6.25%, 2/1/2027 35,000 34,419
6.13%, 6/15/2030(a) 85,000 83,852
UnitedHealth Group, Inc. ,
4.25%, 1/15/2029 300,000 297,785
1,043,822
Health Care REITs 0.1%
Welltower OP LLC ,
2.05%, 1/15/2029 175,000 145,958
Hotel & Resort REITs 0.1%
Host Hotels & Resorts LP ,
Series I, 3.50%, 9/15/2030 170,000 143,587
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(a) 50,000 43,015
186,602
Hotels, Restaurants & Leisure 0.7%
Boyne USA, Inc. ,
4.75%, 5/15/2029(a) 125,000 111,597
Caesars Entertainment, Inc. ,
4.63%, 10/15/2029(a) 45,000 39,352
Carnival Corp. ,
5.75%, 3/1/2027(a) 165,000 135,354
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 37,292
Expedia Group, Inc. ,
5.00%, 2/15/2026 110,000 109,498
3.80%, 2/15/2028 185,000 175,188
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 75,000 61,705
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 175,000 149,066
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 100,000 86,933
NCL Corp. Ltd. ,
5.88%, 2/15/2027(a) 45,000 41,963
Premier Entertainment Sub
LLC ,
5.63%, 9/1/2029(a) 45,000 33,215
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 75,000 66,276
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 75,000 75,145

NVIT DoubleLine Total Return Tactical Fund - March 31, 2023 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 105,000 90,413
1,212,997
Household Durables 0.0%
†
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 52,187
SWF Escrow Issuer Corp. ,
6.50%, 10/1/2029(a) 15,000 9,225
61,412
Household Products 0.0%
†
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(a) 25,000 22,863
Independent Power and Renewable Electricity Producers
0.0%
†
Calpine Corp. ,
4.63%, 2/1/2029(a) 30,000 25,900
Insurance 0.5%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 37,100
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 75,000 66,375
Athene Holding Ltd. ,
3.95%, 5/25/2051 190,000 130,666
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 45,000 42,981
Brown & Brown, Inc. ,
2.38%, 3/15/2031 130,000 103,908
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 70,000 66,801
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 155,000 139,024
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 140,000 102,490
MetLife, Inc. ,
5.25%, 1/15/2054 140,000 136,291
825,636
Machinery 0.0%
†
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 35,000 34,337
Media 0.6%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 50,000 48,343
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 245,000 186,675
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 25,000 17,767
Comcast Corp. ,
2.94%, 11/1/2056 212,000 141,119
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Directv Financing LLC ,
5.88%, 8/15/2027(a) 40,000 36,228
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 45,000 33,581
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 43,136
McGraw-Hill Education, Inc. ,
5.75%, 8/1/2028(a) 45,000 39,150
News Corp. ,
5.13%, 2/15/2032(a) 30,000 28,127
Omnicom Group, Inc. ,
2.45%, 4/30/2030 165,000 141,650
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 65,000 51,003
Sirius XM Radio, Inc. ,
5.50%, 7/1/2029(a) 85,000 77,350
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 45,000 37,800
7.38%, 6/30/2030(a) 70,000 66,181
VTR Comunicaciones SpA ,
Reg. S, 5.13%, 1/15/2028 200,000 123,528
1,071,638
Metals & Mining 0.3%
Arconic Corp. ,
6.13%, 2/15/2028(a) 75,000 73,778
Freeport Indonesia PT ,
5.32%, 4/14/2032(a) 200,000 186,218
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029 50,000 49,028
4.63%, 8/1/2030 70,000 66,118
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 100,000 90,472
3.38%, 9/23/2051(a) 85,000 59,088
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 55,000 47,886
572,588
Multi-Utilities 0.1%
DTE Energy Co. ,
4.22%, 11/1/2024(c) 70,000 69,212
Empresas Publicas de
Medellin ESP ,
Reg. S, 4.25%, 7/18/2029 200,000 153,118
222,330
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 140,000 104,875
Oil, Gas & Consumable Fuels 1.3%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 23,449
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 60,000 56,400
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 61,873
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 50,000 46,750

58 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
CNX Resources Corp.,
7.38%, 1/15/2031(a) 35,000 34,475
Continental Resources, Inc. ,
2.27%, 11/15/2026(a) 80,000 71,047
Cosan Overseas Ltd. ,
Reg. S, 8.25%,
5/05/2023(d)(h) 100,000 99,500
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 135,250
Energy Transfer LP ,
4.75%, 1/15/2026 85,000 83,944
5.00%, 5/15/2044(c) 90,000 76,812
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 140,000 137,293
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 85,000 70,550
Exxon Mobil Corp. ,
2.99%, 3/19/2025 85,000 82,742
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 56,968
4.25%, 2/15/2030(a) 85,000 75,913
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 42,704
5.75%, 2/1/2029(a) 60,000 55,233
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 174,800 164,498
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 150,000 149,024
MPLX LP ,
1.75%, 3/1/2026 75,000 68,446
NGL Energy Operating LLC ,
7.50%, 2/1/2026(a) 40,000 38,595
Occidental Petroleum Corp. ,
6.13%, 1/1/2031 40,000 41,500
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 48,870
Petroleos del Peru SA ,
Reg. S, 4.75%, 6/19/2032 200,000 148,700
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 65,006
Phillips 66 ,
4.95%, 12/1/2027 60,000 60,267
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 100,000 90,878
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 90,000 89,677
Southwestern Energy Co. ,
5.38%, 2/1/2029 40,000 37,700
4.75%, 2/1/2032 45,000 39,735
Sunoco LP ,
6.00%, 4/15/2027 35,000 34,555
4.50%, 5/15/2029 20,000 18,356
TotalEnergies Capital
International SA ,
3.39%, 6/29/2060 105,000 78,716
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 57,569
2,442,995
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 141,000 137,291
Passenger Airlines 0.1%
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 185,000 177,459
Personal Care Products 0.0%
†
Coty, Inc. ,
5.00%, 4/15/2026(a) 40,000 38,594
Pharmaceuticals 0.1%
1375209 BC Ltd. ,
9.00%, 1/30/2028(a) 5,000 4,957
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 35,000 22,652
11.00%, 9/30/2028(a) 9,000 6,623
14.00%, 10/15/2030(a) 1,000 563
Royalty Pharma plc ,
3.30%, 9/2/2040 205,000 148,554
Viatris, Inc. ,
1.65%, 6/22/2025 45,000 41,265
224,614
Professional Services 0.1%
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 150,000 150,156
Real Estate Management & Development 0.0%
†
Realogy Group LLC ,
5.25%, 4/15/2030(a) 50,000 36,444
Residential REITs 0.1%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 190,000 145,378
Retail REITs 0.0%
†
Realty Income Corp. ,
5.05%, 1/13/2026 70,000 69,736
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 173,000 144,751
Marvell Technology, Inc. ,
1.65%, 4/15/2026 120,000 108,786
NXP BV ,
3.88%, 6/18/2026 105,000 101,401
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 50,000 46,416
401,354
Software 0.2%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 75,000 60,814

NVIT DoubleLine Total Return Tactical Fund - March 31, 2023 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Clarivate Science Holdings
Corp. ,
4.88%, 7/1/2029(a) 45,000 40,697
Microsoft Corp. ,
2.92%, 3/17/2052 100,000 76,017
Oracle Corp. ,
6.25%, 11/9/2032 15,000 16,133
3.80%, 11/15/2037 15,000 12,454
3.60%, 4/1/2050 160,000 113,487
Workday, Inc. ,
3.70%, 4/1/2029 70,000 65,619
385,221
Specialized REITs 0.1%
Crown Castle, Inc. ,
4.30%, 2/15/2029 145,000 139,827
Iron Mountain, Inc. ,
4.50%, 2/15/2031(a) 30,000 25,780
165,607
Specialty Retail 0.3%
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 40,000 28,416
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 160,000 159,215
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 45,000 37,505
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(a) 90,000 75,390
SRS Distribution, Inc. ,
4.63%, 7/1/2028(a) 65,000 57,726
Staples, Inc. ,
7.50%, 4/15/2026(a) 70,000 61,329
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 75,000 60,768
480,349
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 55,000 55,694
NetApp, Inc. ,
1.88%, 6/22/2025 105,000 97,907
153,601
Tobacco 0.1%
BAT Capital Corp. ,
2.73%, 3/25/2031 185,000 149,964
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 115,000 110,448
Transportation Infrastructure 0.2%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 187,500 141,177
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 151,053
Corporate Bonds
Principal
Amount ($) Value ($)
Transportation Infrastructure
Rutas 2 and 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 186,667 117,357
409,587
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 195,000 138,984
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 225,000 209,264
Total Corporate Bonds
(cost $26,723,802)
23,829,193
Foreign Government Securities 0.2%
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 153,733
SOUTH AFRICA 0.1%
Republic of South Africa,
4.30%, 10/12/2028 200,000 179,270
Total Foreign Government Securities
(cost $439,207)
333,003
Mortgage-Backed Securities 19.5%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,450,635 1,370,804
Pool# G08775
4.00%, 8/1/2047 452,659 437,524
Pool# Q51461
3.50%, 10/1/2047 615,179 581,381
FHLMC UMBS Pool
Pool# SD0257
3.00%, 1/1/2050 1,661,371 1,494,687
Pool# SD8257
4.50%, 10/1/2052 1,452,998 1,423,570
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,801,901
Pool# BL5793
2.54%, 2/1/2032 2,113,000 1,863,034
Pool# BS3020
1.96%, 9/1/2033 1,300,000 1,046,218
Pool# BS3514
2.08%, 10/1/2033 5,900,000 4,772,645
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,318,595 1,204,804
Pool# MA2888
2.50%, 1/1/2047 1,039,862 912,088
Pool# AS9937
3.00%, 7/1/2047 1,025,131 937,776

60 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4097
3.00%, 8/1/2050 2,755,887 2,491,493
Pool# FM4865
2.50%, 11/1/2050 2,973,809 2,569,749
Pool# FS1472
3.50%, 11/1/2050 2,546,600 2,387,930
Pool# FM8215
2.50%, 3/1/2051 1,489,848 1,302,311
Pool# FM7203
2.00%, 5/1/2051 2,598,551 2,154,408
Pool# CB0705
3.00%, 6/1/2051 1,479,068 1,330,716
Pool# FM8104
3.00%, 7/1/2051 1,643,448 1,480,165
Pool# MA4416
3.50%, 9/1/2051 1,269,272 1,181,367
Pool# FS3394
4.00%, 10/1/2052 3,329,477 3,184,310
Total Mortgage-Backed Securities
(cost $40,979,375)
35,928,881
U.S. Treasury Obligations 21.7%
U.S. Treasury Bonds
4.00%, 11/15/2052 12,300,000 13,053,375
3.63%, 2/15/2053 12,900,000 12,807,281
U.S. Treasury Notes
4.63%, 2/28/2025 1,230,000 1,241,964
3.88%, 3/31/2025 1,000,000 996,953
3.88%, 1/15/2026 1,180,000 1,180,369
4.00%, 2/15/2026 370,000 371,532
4.63%, 3/15/2026 1,460,000 1,493,306
3.88%, 12/31/2027 730,000 737,671
3.50%, 1/31/2028 870,000 865,446
4.00%, 2/29/2028 760,000 773,716
3.63%, 3/31/2028 930,000 931,526
4.00%, 2/28/2030 910,000 934,030
3.63%, 3/31/2030 930,000 934,359
2.75%, 8/15/2032 1,110,000 1,044,614
3.50%, 2/15/2033 2,600,000 2,604,062
Total U.S. Treasury Obligations
(cost $39,187,951)
39,970,204
Investment Company 2.0%
Shares
Fixed Income Fund 2.0%
DoubleLine Floating Rate
Fund, Class I 412,891 3,703,633
Total Investment Company
(cost $3,937,321)
3,703,633
Short-Term Investment 0.4%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 0.4%
U.S. Treasury Bills, 4.71%,
12/28/2023 840,000 813,254
Total Short-Term Investment
(cost $811,451)
813,254
Total Investments
(cost $194,696,556) — 95.5%
176,066,386
Other assets in excess of
liabilities — 4.5% 8,378,378
NET ASSETS — 100.0%
$ 184,444,764
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $34,622,831 which represents 18.77% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2023.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2023. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2023.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual bond security. The maturity date reflects the next call date.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate

NVIT DoubleLine Total Return Tactical Fund - March 31, 2023 (Unaudited) - Statement of Investments - 61
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

62 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT DoubleLine Total Return Tactical Fund - March 31, 2023 (Unaudited) - Statement of Investments - 63
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 30,218,523 $ – $ 30,218,523
Collateralized Mortgage Obligations – 29,220,765 – 29,220,765
Commercial Mortgage-Backed Securities – 12,048,930 – 12,048,930
Corporate Bonds – 23,829,193 – 23,829,193
Foreign Government Securities – 333,003 – 333,003
Investment Company 3,703,633 – – 3,703,633
Mortgage-Backed Securities – 35,928,881 – 35,928,881
Short-Term Investment – 813,254 – 813,254
U.S. Treasury Obligations – 39,970,204 – 39,970,204
Total $ 3,703,633 $ 172,362,753 $ – $ 176,066,386
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

64 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Common Stocks 0.3%
Shares Value ($)
Media Entertainment 0.0%
†
iHeartMedia, Inc., Class A * 4,485 17,492
Oil Field Services 0.3%
Superior Energy Services
LLC *^∞ 3,365 218,725
Total Common Stocks
(cost $178,315)
236,217
Corporate Bonds 95.9%
Principal
Amount ($)
Aerospace / Defense 1.6%
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 475,000 475,432
5.50%, 11/15/2027 1,050,000 990,059
4.88%, 5/1/2029 150,000 132,762
1,598,253
Airlines 0.4%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 400,000 393,645
Automotive 5.8%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 300,000 289,125
7.00%, 4/15/2028(a) 100,000 102,789
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 23,245
8.50%, 5/15/2027(a) 1,125,000 1,129,219
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 50,000 49,279
Dana, Inc. ,
5.38%, 11/15/2027 25,000 23,324
4.50%, 2/15/2032 325,000 256,397
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 775,000 522,839
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 750,000 702,968
4.39%, 1/8/2026 400,000 379,500
2.70%, 8/10/2026 200,000 177,998
4.27%, 1/9/2027 375,000 349,162
7.35%, 11/4/2027 250,000 257,502
5.11%, 5/3/2029 475,000 445,930
4.00%, 11/13/2030 75,000 63,730
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 525,000 480,913
6.38%, 5/15/2029(a)(b) 200,000 176,186
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 44,000 43,450
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 325,000 240,280
5,713,836
Banking 0.1%
Ally Financial, Inc. ,
5.75%, 11/20/2025 100,000 94,029
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials 3.7%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 68,288
Camelot Return Merger Sub,
Inc. ,
8.75%, 8/1/2028(a) 325,000 300,930
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 500,000 371,305
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 675,000 535,017
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 256,500
Interface, Inc. ,
5.50%, 12/1/2028(a) 175,000 141,030
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 75,000 63,375
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 150,000 126,557
6.00%, 12/1/2029(a) 600,000 495,402
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 400,000 379,888
3.38%, 1/15/2031(a) 500,000 401,842
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 425,000 368,670
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 181,877
3,690,681
Cable Satellite 8.1%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 87,000 84,607
5.13%, 5/1/2027(a) 150,000 141,750
5.00%, 2/1/2028(a) 525,000 484,313
5.38%, 6/1/2029(a) 200,000 183,650
4.75%, 3/1/2030(a) 750,000 649,796
4.50%, 8/15/2030(a) 75,000 63,375
4.50%, 5/1/2032 400,000 327,128
4.50%, 6/1/2033(a) 125,000 100,631
4.25%, 1/15/2034(a) 50,000 39,106
CSC Holdings LLC ,
5.25%, 6/1/2024 200,000 193,000
5.50%, 4/15/2027(a) 400,000 336,840
7.50%, 4/1/2028(a) 250,000 159,375
5.75%, 1/15/2030(a) 775,000 408,057
4.50%, 11/15/2031(a) 475,000 342,480
Directv Financing LLC ,
5.88%, 8/15/2027(a) 275,000 249,067
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 150,000 111,938
5.13%, 6/1/2029 450,000 239,625
DISH Network Corp. ,
11.75%, 11/15/2027(a) 275,000 266,750
Intelsat Jackson Holdings ,
5.50%, 8/1/2023∞(c) 225,000 0
8.50%, 10/15/2024∞(a)(c) 75,000 0
9.75%, 7/15/2025∞(a)(c) 100,000 0
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 500,000 451,000

NVIT Federated High Income Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Sirius XM Radio, Inc.,
4.00%, 7/15/2028(a) 200,000 171,788
3.88%, 9/1/2031(a) 325,000 252,687
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 552,000
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 650,000 562,074
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 225,000 209,530
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 225,000 199,969
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 700,000 600,054
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 326,286
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 250,000 230,653
5.13%, 2/28/2030(a) 200,000 160,811
8,098,340
Chemicals 4.0%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 166,285
3.38%, 2/15/2029(a) 150,000 128,517
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 300,000 284,901
Diamond BC BV ,
4.63%, 10/1/2029(a) 675,000 657,754
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 197,469
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 66,532
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 525,000 422,625
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 177,303
Koppers, Inc. ,
6.00%, 2/15/2025(a) 500,000 499,900
Olympus Water US Holding
Corp. ,
7.13%, 10/1/2027(a) 200,000 187,800
4.25%, 10/1/2028(a) 200,000 165,474
6.25%, 10/1/2029(a) 450,000 333,093
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 525,000 269,981
SPCM SA ,
3.38%, 3/15/2030(a) 200,000 164,985
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 275,000 233,062
7.38%, 3/1/2031(a) 50,000 50,189
4,005,870
Construction Machinery 0.7%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 350,000 306,717
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Machinery
Ritchie Bros Holdings, Inc. ,
6.75%, 3/15/2028(a) 50,000 51,492
7.75%, 3/15/2031(a) 50,000 52,401
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 37,000 36,649
4.88%, 1/15/2028 150,000 143,437
3.88%, 2/15/2031 100,000 88,250
678,946
Consumer Cyclical Services 3.1%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 300,000 288,301
9.75%, 7/15/2027(a) 800,000 713,008
6.00%, 6/1/2029(a) 200,000 149,292
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 782,000 741,919
7.75%, 2/15/2028(a) 125,000 123,200
6.00%, 6/1/2029(a) 400,000 318,000
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 150,000 145,967
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 260,494
4.13%, 8/1/2030(a) 325,000 279,825
Signal Parent, Inc. ,
6.13%, 4/1/2029(a) 175,000 70,000
3,090,006
Consumer Products 1.6%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 775,000 708,156
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 284,647
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 125,000 121,391
4.75%, 6/15/2028(a) 175,000 157,493
4.38%, 3/31/2029(a) 400,000 351,500
1,623,187
Diversified Manufacturing 1.0%
Gates Global LLC ,
6.25%, 1/15/2026(a) 600,000 589,500
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 425,000 436,390
1,025,890
Finance Companies 2.0%
Navient Corp. ,
5.50%, 3/15/2029 550,000 464,750
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 200,000 179,000
3.63%, 3/1/2029(a) 325,000 279,029
3.88%, 3/1/2031(a) 75,000 62,185
4.00%, 10/15/2033(a) 100,000 79,385
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 275,000 260,263
5.75%, 6/15/2027(a) 400,000 355,945
5.50%, 4/15/2029(a) 375,000 313,125
1,993,682

66 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Beverage 2.3%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 300,000 302,208
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 525,000 531,809
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 48,881
4.25%, 8/1/2029(a) 275,000 246,942
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 280,000 273,225
5.50%, 12/15/2029(a) 325,000 306,259
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 415,688
4.63%, 6/1/2030(a) 175,000 157,859
2,282,871
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^(c) 100,000 0
Gaming 4.2%
Affinity Interactive ,
6.88%, 12/15/2027(a) 375,000 334,507
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 95,910
4.75%, 6/15/2031(a) 75,000 68,115
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 175,000 175,008
8.13%, 7/1/2027(a) 375,000 382,500
7.00%, 2/15/2030(a) 150,000 152,625
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 25,005
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 48,818
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 250,000 217,334
Mohegan Tribal Gaming
Authority ,
8.00%, 2/1/2026(a) 625,000 571,875
Penn Entertainment, Inc. ,
4.13%, 7/1/2029(a) 75,000 62,540
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 50,000 46,500
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 550,000 486,024
Scientific Games International,
Inc. ,
8.63%, 7/1/2025(a) 300,000 307,125
7.25%, 11/15/2029(a) 200,000 200,386
Station Casinos LLC ,
4.50%, 2/15/2028(a) 250,000 225,625
4.63%, 12/1/2031(a) 175,000 147,788
VICI Properties LP ,
5.63%, 5/1/2024(a) 150,000 148,688
3.50%, 2/15/2025(a) 25,000 23,693
4.25%, 12/1/2026(a) 150,000 139,952
3.88%, 2/15/2029(a) 50,000 44,456
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
VICI Properties LP,
4.63%, 12/1/2029(a) 175,000 159,305
4.13%, 8/15/2030(a) 75,000 66,247
4,130,026
Health Insurance 0.5%
Centene Corp. ,
4.25%, 12/15/2027 100,000 96,344
4.63%, 12/15/2029 300,000 282,072
3.38%, 2/15/2030 125,000 109,055
487,471
Healthcare 5.5%
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 100,000 83,261
5.13%, 3/1/2030(a) 225,000 190,873
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 450,000 378,000
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 213,187
3.88%, 11/1/2029(a) 475,000 425,125
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 50,000 48,324
6.88%, 4/15/2029(a) 400,000 247,636
6.13%, 4/1/2030(a) 250,000 150,625
5.25%, 5/15/2030(a) 200,000 156,890
Embecta Corp. ,
5.00%, 2/15/2030(a) 100,000 86,008
6.75%, 2/15/2030(a) 200,000 182,000
Garden Spinco Corp. ,
8.63%, 7/20/2030(a) 125,000 133,553
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 350,000 255,500
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 268,813
Medline Borrower LP ,
3.88%, 4/1/2029(a) 200,000 173,500
5.25%, 10/1/2029(a) 925,000 802,542
MPH Acquisition Holdings
LLC ,
5.50%, 9/1/2028(a) 75,000 59,629
Pediatrix Medical Group, Inc. ,
5.38%, 2/15/2030(a) 200,000 181,036
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 275,000 222,425
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 73,258
4.25%, 6/1/2028(a) 25,000 23,773
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 175,000 171,563
6.25%, 2/1/2027 250,000 245,848
5.13%, 11/1/2027 175,000 168,009
4.63%, 6/15/2028 25,000 23,059
6.13%, 10/1/2028 75,000 71,881
4.25%, 6/1/2029 200,000 180,942

NVIT Federated High Income Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Tenet Healthcare Corp.,
6.13%, 6/15/2030(a) 250,000 246,625
5,463,885
Independent Energy 4.4%
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 13,000 13,293
5.38%, 3/1/2030(a) 125,000 116,281
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 338,310
8.25%, 12/31/2028(a) 175,000 169,265
5.88%, 6/30/2029(a) 75,000 66,188
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 117,274
Callon Petroleum Co. ,
8.25%, 7/15/2025 125,000 124,125
7.50%, 6/15/2030(a) 75,000 70,500
Chesapeake Energy Corp. ,
7.00%, 10/1/2024(c) 200,000 3,250
5.50%, 2/1/2026(a) 25,000 24,602
5.88%, 2/1/2029(a) 25,000 23,797
Chord Energy Corp. ,
6.38%, 6/1/2026(a) 50,000 49,523
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 375,000 343,140
5.88%, 1/15/2030(a) 150,000 128,872
CrownRock LP ,
5.63%, 10/15/2025(a) 375,000 367,522
5.00%, 5/1/2029(a) 25,000 23,290
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 50,000 49,625
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 475,000 478,691
8.88%, 7/15/2030 125,000 145,393
6.45%, 9/15/2036 25,000 26,286
PDC Energy, Inc. ,
5.75%, 5/15/2026 100,000 97,345
Permian Resources Operating
LLC ,
6.88%, 4/1/2027(a) 275,000 269,038
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 96,080
8.25%, 1/15/2029 125,000 131,739
4.75%, 2/15/2030(a) 75,000 68,365
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 225,000 199,410
SM Energy Co. ,
6.75%, 9/15/2026 125,000 122,583
6.50%, 7/15/2028 125,000 119,282
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 183,985
5.38%, 3/15/2030 50,000 47,007
Tap Rock Resources LLC ,
7.00%, 10/1/2026(a) 375,000 328,522
4,342,583
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial - Other 1.4%
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 775,000 598,688
SPX Flow, Inc. ,
8.75%, 4/1/2030(a) 425,000 366,562
TK Elevator Holdco GmbH ,
7.63%, 7/15/2028(a) 250,000 216,060
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 200,000 188,820
1,370,130
Insurance - P&C 7.4%
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 550,000 486,750
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a)(b) 719,879 655,090
AssuredPartners, Inc. ,
7.00%, 8/15/2025(a) 300,000 291,915
5.63%, 1/15/2029(a) 150,000 129,600
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 1,000,000 845,729
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 500,000 477,147
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,200,000 1,179,369
5.63%, 12/1/2029(a) 675,000 588,111
Jones Deslauriers Insurance
Management, Inc. ,
8.50%, 3/15/2030(a) 275,000 285,029
10.50%, 12/15/2030(a) 250,000 251,802
NFP Corp. ,
6.88%, 8/15/2028(a) 1,125,000 965,408
7.50%, 10/1/2030(a) 250,000 241,557
Ryan Specialty Group LLC ,
4.38%, 2/1/2030(a) 275,000 240,454
USI, Inc. ,
6.88%, 5/1/2025(a) 750,000 738,750
7,376,711
Leisure 0.5%
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 425,000 383,614
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 75,000 72,683
456,297
Lodging 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 74,860
4.88%, 1/15/2030 100,000 95,786
3.63%, 2/15/2032(a) 75,000 63,281
233,927
Media Entertainment 5.9%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 425,000 30,601
6.75%, 3/31/2029(a) 200,000 14,124
CMG Media Corp. ,
8.88%, 12/15/2027(a) 700,000 529,200

68 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 213,000 161,880
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(c) 200,000 2,500
Gray Escrow II, Inc. ,
5.38%, 11/15/2031(a) 175,000 116,200
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 302,750
7.00%, 5/15/2027(a) 125,000 104,658
4.75%, 10/15/2030(a) 75,000 49,776
iHeartCommunications, Inc. ,
6.38%, 5/1/2026 75,360 66,505
8.38%, 5/1/2027 845,964 615,439
4.75%, 1/15/2028(a) 125,000 98,750
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 70,579
3.63%, 1/15/2031 50,000 43,000
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 325,000 300,310
4.75%, 11/1/2028(a) 375,000 333,514
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 50,000 41,500
4.63%, 3/15/2030(a) 200,000 166,794
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 200,000 171,500
Scripps Escrow II, Inc. ,
5.38%, 1/15/2031(a) 150,000 103,125
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 184,137
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 350,000 306,250
5.50%, 3/1/2030(a) 50,000 39,757
Stagwell Global LLC ,
5.63%, 8/15/2029(a) 900,000 789,243
TEGNA, Inc. ,
5.00%, 9/15/2029 575,000 496,975
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 100,000 84,000
7.38%, 6/30/2030(a) 125,000 118,180
Urban One, Inc. ,
7.38%, 2/1/2028(a) 400,000 363,400
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 225,000 199,266
5,903,913
Metals & Mining 0.5%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 250,000 229,408
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 275,000 233,062
462,470
Midstream 6.3%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 71,941
5.88%, 8/20/2026 400,000 382,668
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 275,000 268,681
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Antero Midstream Partners LP,
5.75%, 1/15/2028(a) 250,000 240,000
5.38%, 6/15/2029(a) 600,000 564,684
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 175,000 162,577
4.00%, 3/1/2031 150,000 133,491
3.25%, 1/31/2032 75,000 61,959
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 50,000 47,527
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 150,500
Crestwood Midstream
Partners LP ,
8.00%, 4/1/2029(a) 225,000 229,500
7.38%, 2/1/2031(a) 100,000 100,000
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 150,000 130,678
EQM Midstream Partners LP ,
6.00%, 7/1/2025(a) 37,000 36,578
7.50%, 6/1/2027(a) 50,000 50,199
6.50%, 7/1/2027(a) 475,000 460,408
5.50%, 7/15/2028 75,000 68,123
4.50%, 1/15/2029(a) 125,000 106,250
4.75%, 1/15/2031(a) 325,000 269,750
6.50%, 7/15/2048 75,000 57,955
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 125,000 118,683
4.25%, 2/15/2030(a) 100,000 89,310
5.50%, 10/15/2030(a) 125,000 116,233
Holly Energy Partners LP ,
6.38%, 4/15/2027(a) 75,000 74,166
5.00%, 2/1/2028(a) 275,000 256,733
NuStar Logistics LP ,
5.63%, 4/28/2027 275,000 260,379
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 125,000 120,224
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 145,514
5.00%, 6/1/2031(a) 400,000 349,500
Targa Resources Partners LP ,
6.50%, 7/15/2027 75,000 76,468
5.00%, 1/15/2028 50,000 48,344
5.50%, 3/1/2030 275,000 268,738
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 129,000
Western Midstream Operating
LP ,
4.50%, 3/1/2028 150,000 141,906
5.45%, 4/1/2044 150,000 130,803
5.30%, 3/1/2048 325,000 275,376
5.50%, 8/15/2048 100,000 86,117
6,280,963
Oil Field Services 2.1%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 392,500
6.25%, 4/1/2028(a) 350,000 336,000

NVIT Federated High Income Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Oil Field Services
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 150,000 143,063
7.50%, 1/15/2028(a) 150,000 138,435
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 75,000 73,453
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 100,000 97,656
6.88%, 1/15/2029(a) 125,000 113,438
Transocean Titan Financing
Ltd. ,
8.38%, 2/1/2028(a) 25,000 25,727
USA Compression Partners
LP ,
6.88%, 4/1/2026 625,000 607,467
6.88%, 9/1/2027 175,000 167,226
2,094,965
Packaging 5.6%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 500,000 382,450
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 475,000 371,688
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 375,000 295,663
5.25%, 8/15/2027(a) 525,000 413,929
Ball Corp. ,
6.88%, 3/15/2028 50,000 51,750
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 124,164
Clydesdale Acquisition
Holdings, Inc. ,
8.75%, 4/15/2030(a) 1,150,000 1,045,051
Crown Americas LLC ,
5.25%, 4/1/2030 150,000 144,436
Mauser Packaging Solutions
Holding Co. ,
7.88%, 8/15/2026(a) 300,000 300,000
9.25%, 4/15/2027(a) 350,000 323,397
OI European Group BV ,
4.75%, 2/15/2030(a) 150,000 137,250
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 37,000 36,911
5.38%, 1/15/2025(a) 100,000 98,250
6.63%, 5/13/2027(a) 207,000 207,236
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 50,000 50,558
5.00%, 4/15/2029(a) 75,000 70,473
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 200,000 197,980
6.63%, 11/1/2025(a) 450,000 415,125
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 950,000 864,500
5,530,811
Corporate Bonds
Principal
Amount ($) Value ($)
Paper 0.7%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 400,000 387,924
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 71,378
3.50%, 3/1/2029(a) 250,000 215,977
3.75%, 2/1/2030(a) 25,000 21,689
696,968
Pharmaceuticals 1.2%
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 150,000 97,080
5.00%, 2/15/2029(a) 725,000 283,960
6.25%, 2/15/2029(a) 100,000 39,918
7.25%, 5/30/2029(a) 400,000 150,844
Catalent Pharma Solutions,
Inc. ,
3.50%, 4/1/2030(a) 100,000 87,883
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a) 250,000 205,000
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 221,911
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 100,000 82,190
1,168,786
Restaurants 1.6%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 225,000 207,709
4.00%, 10/15/2030(a) 1,150,000 986,125
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 145,688
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 191,078
4.63%, 1/31/2032 50,000 46,500
5.38%, 4/1/2032 50,000 48,401
1,625,501
Retailers 0.7%
Academy Ltd. ,
6.00%, 11/15/2027(a) 175,000 170,697
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 300,000 268,500
5.00%, 2/15/2032(a) 75,000 65,700
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 150,000 128,728
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 48,598
682,223
Supermarkets 0.6%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 99,386
6.50%, 2/15/2028(a) 75,000 75,187
3.50%, 3/15/2029(a) 475,000 413,295
587,868
Technology 8.7%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 800,000 648,688

70 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 225,000 203,834
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 100,000 96,972
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 275,000 259,875
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 500,000 491,439
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 43,500
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 44,623
4.88%, 7/1/2029(a) 450,000 406,967
Cloud Software Group
Holdings, Inc. ,
6.50%, 3/31/2029(a) 250,000 221,151
Coherent Corp. ,
5.00%, 12/15/2029(a) 425,000 385,772
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 150,000 130,314
6.50%, 10/15/2028(a) 300,000 248,790
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 250,000 216,468
Elastic NV ,
4.13%, 7/15/2029(a) 425,000 362,844
Entegris Escrow Corp. ,
5.95%, 6/15/2030(a) 200,000 193,860
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 69,562
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 118,650
GoTo Group, Inc. ,
5.50%, 9/1/2027(a) 400,000 204,690
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 450,000 399,811
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 250,000 203,117
McAfee Corp. ,
7.38%, 2/15/2030(a) 825,000 691,758
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 175,000 113,750
NCR Corp. ,
5.75%, 9/1/2027(a) 75,000 73,704
5.13%, 4/15/2029(a) 350,000 302,839
5.25%, 10/1/2030(a) 350,000 285,733
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 89,971
Open Text Corp. ,
3.88%, 12/1/2029(a) 175,000 147,311
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 107,232
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 150,000 78,009
5.38%, 12/1/2028(a) 400,000 152,925
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 425,000 334,727
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 46,556
Seagate HDD Cayman ,
9.63%, 12/1/2032(a) 270,750 303,421
Sensata Technologies BV ,
5.88%, 9/1/2030(a) 200,000 198,250
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 45,558
3.75%, 2/15/2031(a) 75,000 65,625
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 225,000 218,317
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 75,000 64,585
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 175,000 152,250
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 325,000 244,647
8,668,095
Transportation Services 0.2%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 234,330
Utility - Electric 2.9%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 15,599
4.50%, 2/15/2028(a) 125,000 115,952
5.13%, 3/15/2028(a) 325,000 297,560
4.63%, 2/1/2029(a) 50,000 43,166
5.00%, 2/1/2031(a) 50,000 42,326
3.75%, 3/1/2031(a) 175,000 147,608
Enviva Partners LP ,
6.50%, 1/15/2026(a) 500,000 455,000
NRG Energy, Inc. ,
6.63%, 1/15/2027 76,000 75,836
3.38%, 2/15/2029(a) 150,000 124,158
5.25%, 6/15/2029(a) 300,000 278,509
3.88%, 2/15/2032(a) 75,000 60,000
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 308,762
4.75%, 1/15/2030(a) 225,000 201,754
TransAlta Corp. ,
7.75%, 11/15/2029 150,000 157,633
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 145,622
5.63%, 2/15/2027(a) 300,000 291,109
5.00%, 7/31/2027(a) 175,000 165,463
2,926,057
Wireless Communications 0.4%
Sprint LLC ,
7.13%, 6/15/2024 100,000 101,657
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 50,000 46,503
2.63%, 2/15/2029 25,000 22,025

NVIT Federated High Income Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Communications
T-Mobile USA, Inc.,
3.38%, 4/15/2029 200,000 182,338
352,523
Total Corporate Bonds
(cost $108,509,343)
95,365,739
Rights 0.0%
†
Number of
Rights
Cable Satellite 0.0%
†
Intelsat Jackson Holdings
SA12/05/2025*^∞ 394 2,068
Independent Energy 0.0%
†
Media General, Inc., CVR*∞ 104 0
Total Rights
(cost $0) 2,068
Total Investments
(cost $108,687,658) — 96.2%
95,604,024
Other assets in excess of
liabilities — 3.8% 3,811,486
NET ASSETS — 100.0%
$ 99,415,510
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $81,250,358 which represents 81.73% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2023.
CVR Contingent Value Rights

72 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Federated High Income Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 73
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Media Entertainment $ 17,492 $ – $ – $ 17,492
Oil Field Services – – 218,725 218,725
Total Common Stocks $ 17,492 $ – $ 218,725 $ 236,217
  Corporate Bonds
Aerospace / Defense – 1,598,253 – 1,598,253
Airlines – 393,645 – 393,645
Automotive – 5,713,836 – 5,713,836
Banking – 94,029 – 94,029
Building Materials – 3,690,681 – 3,690,681
Cable Satellite – 8,098,340 – 8,098,340
Chemicals – 4,005,870 – 4,005,870
Construction Machinery – 678,946 – 678,946
Consumer Cyclical Services – 3,090,006 – 3,090,006
Consumer Products – 1,623,187 – 1,623,187
Diversified Manufacturing – 1,025,890 – 1,025,890
Finance Companies – 1,993,682 – 1,993,682
Food & Beverage – 2,282,871 – 2,282,871
Food & Staples Retailing – – – –
Gaming – 4,130,026 – 4,130,026
Health Insurance – 487,471 – 487,471
Healthcare – 5,463,885 – 5,463,885
Independent Energy – 4,342,583 – 4,342,583
Industrial - Other – 1,370,130 – 1,370,130
Insurance - P&C – 7,376,711 – 7,376,711
Leisure – 456,297 – 456,297
Lodging – 233,927 – 233,927
Media Entertainment – 5,903,913 – 5,903,913
Metals & Mining – 462,470 – 462,470
Midstream – 6,280,963 – 6,280,963
Oil Field Services – 2,094,965 – 2,094,965
Packaging – 5,530,811 – 5,530,811
Paper – 696,968 – 696,968
Pharmaceuticals – 1,168,786 – 1,168,786
Restaurants – 1,625,501 – 1,625,501
Retailers – 682,223 – 682,223
Supermarkets – 587,868 – 587,868
Technology – 8,668,095 – 8,668,095
Transportation Services – 234,330 – 234,330
Utility - Electric – 2,926,057 – 2,926,057
Wireless Communications – 352,523 – 352,523
Total Corporate Bonds $ – $ 95,365,739 $ – $ 95,365,739
Rights   – – 2,068 2,068
Total $ 17,492 $ 95,365,739 $ 220,793 $ 95,604,024
As of March 31, 2023, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

74 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Common
Stocks Rights Total
Balance as of 12/31/2022 $ 350,378 $ 2,364 $ 352,742
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) 93,659 — 93,659
Purchases — — —
Sales (171,263) — (171,263)
Change in Unrealized Appreciation/Depreciation (54,049) (296) (54,345)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 3/31/2023 $ 218,725 $ 2,068 $ 220,793
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 3/31/2023 $ (54,049) $ (296) $ (54,345)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Government Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 75
Asset-Backed Securities 2.2%
Principal
Amount ($) Value ($)
Other 2.2%
Goodgreen , Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 734,346 640,302
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,132,990
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 244,541
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 244,684
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,146,534
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 194,658
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,132,025
Total Asset-Backed Securities
(cost $8,123,652)
7,735,734
Collateralized Mortgage Obligations 6.2%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 271,742 255,614
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(c) 980,882 944,334
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 546,446 537,311
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 12,399 12,340
Series 1993-149, Class M,
7.00%, 8/25/2023 8,536 8,511
Series 2005-40, Class YG,
5.00%, 5/25/2025 485,447 478,030
Series 2015-92, Class PA,
2.50%, 12/25/2041 2,635,721 2,424,639
Series 2013-59, Class MX,
2.50%, 9/25/2042 10,247,518 9,591,556
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,962,563 1,790,983
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 1,520,922 1,350,245
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 684,923 641,753
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,051,785 1,908,337
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(b) 1,534,658 1,458,861
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(c) 858,407 827,241
Total Collateralized Mortgage Obligations
(cost $23,855,700)
22,229,755
Corporate Bonds 11.6%
Financial Services 11.6%
Private Export Funding Corp. ,
Series GG, 2.45%,
7/15/2024 5,500,000 5,350,343
Series OO, 1.75%,
11/15/2024 10,000,000 9,521,903
Series NN, 3.25%,
6/15/2025 14,000,000 13,651,830
Series PP, 1.40%,
7/15/2028 15,000,000 13,029,477
Total Corporate Bonds
(cost $44,477,366)
41,553,553
Mortgage-Backed Securities 39.6%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,935,789 1,884,331
Pool# G08881
3.50%, 6/1/2049 1,234,503 1,160,459
FHLMC Non Gold Pool Pool #
847558 ,
4.62%, 6/1/2035 (b) 422,683
426,326
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 2,081,906 1,977,058
Pool# SB8083
1.50%, 1/1/2036 7,806,948 6,866,203
Pool# QO0449
2.00%, 6/1/2037 2,892,298 2,609,248
Pool# SD8025
3.50%, 11/1/2049 2,748,136 2,582,777
Pool# SD8030
3.00%, 12/1/2049 1,466,848 1,329,093
Pool# SD8050
3.00%, 3/1/2050 2,155,253 1,952,876
Pool# SD8080
2.00%, 6/1/2050 2,496,493 2,070,587
Pool# SD8171
1.50%, 10/1/2051 3,102,037 2,437,222
Pool# SD8182
2.00%, 12/1/2051 4,178,539 3,460,562
Pool# RA6433
2.50%, 12/1/2051 2,958,827 2,550,915

76 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Government Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 5,218,340 4,316,519
Pool# QE0958
2.00%, 3/1/2052 3,945,001 3,264,767
Pool# SD8200
2.50%, 3/1/2052 4,229,175 3,647,338
Pool# QE0799
2.50%, 4/1/2052 2,835,535 2,445,420
Pool# SD8244
4.00%, 9/1/2052 2,917,590 2,790,376
FNMA Pool
Pool# 745684
3.86%, 4/1/2034(b) 1,104,929 1,111,181
Pool# 790760
3.92%, 9/1/2034(b) 355,702 350,357
Pool# 799144
3.16%, 4/1/2035(b) 65,972 64,332
Pool# 822705
3.50%, 4/1/2035(b) 170,877 167,024
Pool# 815217
2.81%, 5/1/2035(b) 529,961 516,796
Pool# 821377
3.81%, 5/1/2035(b) 89,504 87,489
Pool# 783609
3.98%, 5/1/2035(b) 356,618 348,864
Pool# 826181
3.85%, 7/1/2035(b) 591,422 582,573
Pool# 873932
6.31%, 8/1/2036 5,833,790 5,813,157
Pool# 745866
4.11%, 9/1/2036(b) 1,497,487 1,533,676
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 4,333,886 3,811,660
Pool# BM5426
3.00%, 12/1/2047 9,341,669 8,558,115
Pool# CA1564
4.50%, 4/1/2048 1,277,468 1,272,507
Pool# BM5267
4.50%, 12/1/2048 3,232,984 3,221,647
Pool# MA3664
4.00%, 5/1/2049 1,171,560 1,135,117
Pool# MA3746
4.00%, 8/1/2049 1,232,685 1,192,342
Pool# BP5843
2.50%, 5/1/2050 5,653,762 4,886,925
Pool# MA4096
2.50%, 8/1/2050 3,721,228 3,221,674
Pool# MA4119
2.00%, 9/1/2050 4,535,131 3,763,208
Pool# MA4183
2.50%, 11/1/2050 3,126,749 2,703,361
Pool# MA4492
2.00%, 12/1/2051 5,113,566 4,234,528
Pool# FS1648
2.50%, 1/1/2052 3,295,795 2,842,154
Pool# FS1476
3.00%, 3/1/2052 1,905,253 1,711,513
Pool# MA4577
2.00%, 4/1/2052 13,434,145 11,112,526
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1749
2.50%, 4/1/2052 4,274,990 3,687,380
Pool# MA4656
4.50%, 7/1/2052 3,861,257 3,783,251
Pool# MA4698
3.00%, 8/1/2052 1,964,877 1,764,035
Pool# MA4732
4.00%, 9/1/2052 5,857,734 5,602,322
Pool# MA4782
3.50%, 10/1/2052 9,818,483 9,123,918
Pool# MA4785
5.00%, 10/1/2052 4,837,265 4,823,935
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 56,507 55,734
Pool# 682492
3.50%, 10/15/2025 86,637 84,582
Pool# 719433
3.50%, 10/15/2025 85,255 84,052
Pool# 733504
3.50%, 11/15/2025 150,457 148,245
Pool# 682497
3.50%, 11/15/2025 102,213 100,626
Pool# 740930
3.50%, 11/15/2025 91,931 90,542
Pool# 749618
3.50%, 11/15/2025 42,344 41,704
Pool# 742371
3.50%, 11/15/2025 30,842 30,350
Pool# 750403
3.50%, 11/15/2025 14,579 14,373
Pool# 705178
3.50%, 11/15/2025 9,280 9,197
Pool# 755650
3.50%, 12/15/2025 305,721 301,357
Pool# 682502
3.50%, 12/15/2025 94,638 93,314
Total Mortgage-Backed Securities
(cost $155,107,131)
141,853,720
U.S. Government Agency Securities 21.0%
FFCB
3.14%, 7/2/2026 13,500,000 13,159,462
2.75%, 11/6/2026 2,000,000 1,923,176
1.95%, 11/27/2029 1,500,000 1,323,033
2.38%, 3/16/2032 15,000,000 13,223,762
3.19%, 3/9/2033 2,475,000 2,300,389
FHLB, 2.13%, 12/14/2029 2,590,000 2,292,516
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,061,944
Resolution Funding
Corp.STRIPS , 0.00%,
1/15/2030(d) 10,000,000 7,391,199
State of Israel AID Bond,
5.50%, 9/18/2033 6,024,000 6,795,097

NVIT Government Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 77
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FFCB
Tennessee Valley Authority,
7.13%, 5/1/2030 20,721,000 24,541,692
Total U.S. Government Agency Securities
(cost $82,386,559)
75,012,270
U.S. Treasury Obligations 17.6%
U.S. Treasury Bonds
2.50%, 2/15/2045 16,350,000 13,046,150
2.50%, 2/15/2046 7,000,000 5,559,531
2.25%, 8/15/2046 14,500,000 10,942,402
1.25%, 5/15/2050 3,400,000 1,976,516
U.S. Treasury Notes
0.13%, 8/15/2023 4,000,000 3,931,563
1.38%, 10/31/2028 31,000,000 27,504,023
Total U.S. Treasury Obligations
(cost $67,329,393)
62,960,185
Total Investments
(cost $381,279,801) — 98.2%
351,345,217
Other assets in excess of
liabilities — 1.8% 6,413,328
NET ASSETS — 100.0%
$ 357,758,545
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $15,122,119 which represents 4.23% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2023.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
PO Principal only security—This security entitles
the holder to receive principal payments from
an underlying pool of assets or on the security
itself. In the case of asset-backed securities,
high prepayments return principal faster than
expected and cause the yield to increase.
Low prepayments return principal slower than
expected and cause the yield to decrease.
REMICS Real Estate Mortgage Investment Conduits
STRIPS Separate Trading of Registered Interest and
Principal Securities
UMBS Uniform Mortgage-Backed Securities

78 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Government Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 7,735,734 $ – $ 7,735,734
Collateralized Mortgage Obligations – 22,229,755 – 22,229,755
Corporate Bonds – 41,553,553 – 41,553,553
Mortgage-Backed Securities – 141,853,720 – 141,853,720
U.S. Government Agency Securities – 75,012,270 – 75,012,270
U.S. Treasury Obligations – 62,960,185 – 62,960,185
Total $ – $ 351,345,217 $ – $ 351,345,217

NVIT Government Bond Fund - March 31, 2023 (Unaudited) - Statement of Investments - 79
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2023, the Fund had no open futures contracts.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

80 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond
Fund)
Asset-Backed Securities 12.7%
Principal
Amount ($) Value ($)
Airlines 0.9%
American Airlines Pass-
Through Trust
Series 2015-1, Class B,
3.70%, 5/1/2023 1,396,418 1,391,840
Series 2015-2, Class B,
4.40%, 9/22/2023 2,286,939 2,248,220
Atalaya Equipment Leasing
Trust
Series 2021-1A, Class A2,
1.23%, 5/15/2026(a) 1,189,744 1,159,698
Series 2021-1A, Class B,
2.08%, 2/15/2027(a) 600,000 568,558
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 1,294,235 1,144,254
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 2,160,000 2,157,643
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 2,263,600 2,256,767
Series 2019-2, Class B,
3.50%, 5/1/2028 132,309 119,566
11,046,546
Automobiles 1.5%
Avis Budget Rental
Car Funding AESOP
LLC,, Class A, 5.44%,
2/22/2028(a) 8,015,000 8,011,341
Flagship Credit Auto Trust,
Series 2022-3, Class A3,
4.55%, 4/15/2027(a) 445,000 439,695
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A,
5.14%, 3/15/2026 1,865,000 1,865,583
Series 2023-A, Class A3,
4.65%, 2/15/2028 1,610,000 1,611,006
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,950,000 1,891,657
Westlake Automobile
Receivables Trust
Series 2022-1A, Class B,
2.75%, 3/15/2027(a) 500,000 484,135
Series 2022-1A, Class C,
3.11%, 3/15/2027(a) 3,050,000 2,931,487
17,234,904
Credit Card 0.5%
Avant Credit Card Master
Trust, Series 2021-
1A, Class A, 1.37%,
4/15/2027(a) 2,250,000 2,093,526
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 4,230,000 3,969,522
6,063,048
Home Equity 0.3%
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 5.61%,
1/25/2035(b) 1,085,735 1,081,812
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.09%, 1/25/2036(b) 418,314 408,787
RASC Trust, Series 2005-
KS12, Class M2, 5.54%,
1/25/2036(b) 2,376,668 2,359,032
3,849,631
Other 9.5%
37 Capital CLO I, Series
2021-1A, Class A, 5.99%,
10/15/2034(a)(b) 9,400,000 9,090,016
AMSR Trust
Series 2020-SFR3, Class
E1, 2.56%, 9/17/2037(a) 2,082,000 1,892,246
Series 2020-SFR3, Class
E2, 2.76%, 9/17/2037(a) 3,718,000 3,380,047
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
5.98%, 10/25/2034(a)(b) 2,700,000 2,634,328
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
5.87%, 4/15/2034(a)(b) 3,000,000 2,929,182
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
5.95%, 4/20/2034(a)(b) 700,000 682,219
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
5.94%, 10/17/2034(a)(b) 1,550,000 1,509,471
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class AR,
5.91%, 10/20/2032(a)(b) 2,750,000 2,690,163
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 5.95%, 10/25/2034(a)
(b) 3,300,000 3,200,102
Series 2020-12A, Class BR,
6.42%, 10/25/2034(a)(b) 700,000 663,418
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 26,623 26,591
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 1,012,015 984,322

NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond Fund) - March 31, 2023 (Unaudited) - Statement of Investments
- 81
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
FREED ABS Trust, Series
2022-2CP, Class A, 3.03%,
5/18/2029(a) 342,256 340,857
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 585,479 531,549
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 247,003 228,728
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 282,204 271,622
Invesco CLO Ltd.
Series 2021-1A, Class A1,
5.79%, 4/15/2034(a)(b) 1,350,000 1,306,845
Series 2021-2A, Class A,
5.91%, 7/15/2034(a)(b) 5,000,000 4,860,960
LL ABS Trust, Series 2022-
1A, Class A, 3.76%,
11/15/2029(a) 1,390,954 1,367,368
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
5.94%, 1/20/2035(a)(b) 5,000,000 4,870,525
Magnetite XXXII Ltd., Series
2022-32A, Class A, 6.01%,
4/15/2035(a)(b) 5,000,000 4,943,120
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 8,781,277
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 583,974
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 6.72%,
5/20/2031(a)(b) 10,000,000 9,888,510
Reese Park CLO Ltd., Series
2020-1A, Class AR, 5.92%,
10/15/2034(a)(b) 1,300,000 1,263,515
RR 1 LLC, Series 2017-
1A, Class A1AB, 5.94%,
7/15/2035(a)(b) 4,900,000 4,793,748
RR 19 Ltd., Series 2021-
19A, Class A1, 5.93%,
10/15/2035(a)(b) 5,000,000 4,865,205
Tricon American Homes,
Series 2020-SFR1, Class B,
2.05%, 7/17/2038(a) 4,760,000 4,313,709
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 12,238,607 11,958,050
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 3,110,000 2,996,271
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,153,795 4,818,189
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,824,955
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 840,681
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2020-SFR2, Class D,
2.28%, 11/17/2039(a) 2,864,000 2,400,239
Series 2020-SFR2, Class
E1, 2.73%, 11/17/2039(a) 2,826,000 2,363,572
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,136,952
112,232,526
Total Asset-Backed Securities
(cost $155,651,615)
150,426,655
Collateralized Mortgage Obligations 3.3%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 2,253,008 2,119,296
AREIT Trust, Series 2022-
CRE6, Class A, 5.81%,
1/16/2037(a)(b) 2,622,730 2,543,533
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 692,113 584,080
GS Mortgage-Backed
Securities Trust, Series
2022-NQM1, Class A16,
4.00%, 5/25/2062(a)(b) 3,718,528 3,248,110
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 1,717 1,615
New Residential Mortgage
Loan Trust, Series 2016-
2A, Class A1, 3.75%,
11/26/2035(a)(b) 3,828,261 3,601,363
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 19,262
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 59,450 55,136
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 397,204 380,003
Verus Securitization Trust
Series 2022-1, Class A1,
2.72%, 1/25/2067(a)(c) 9,408,698 8,372,686
Series 2022-1, Class A2,
3.03%, 1/25/2067(a)(b) 3,130,600 2,698,757
Series 2022-1, Class A3,
3.29%, 1/25/2067(a)(b) 3,114,546 2,618,195
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 6,074,657 5,600,222
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 4,555,321 4,259,013

82 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond
Fund)
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Visio Trust, Series 2019-
2, Class A1, 2.72%,
11/25/2054(a)(b) 3,993,278 3,723,858
Total Collateralized Mortgage Obligations
(cost $43,977,586)
39,825,129
Commercial Mortgage-Backed Securities 0.5%
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.55%,
9/10/2035(a)(b) 2,025,000 1,870,178
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
7.48%, 2/15/2039(a)(b) 1,270,000 1,189,987
Series 2022-TFLM, Class D,
8.33%, 2/15/2039(a)(b) 2,880,000 2,669,339
Total Commercial Mortgage-Backed
Securities
(cost $6,198,463) 5,729,504
Corporate Bonds 38.5%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
5.04%, 5/1/2027 2,750,000 2,769,945
Lockheed Martin Corp. ,
4.95%, 10/15/2025 3,500,000 3,554,865
Moog, Inc. ,
4.25%, 12/15/2027(a)(d) 2,000,000 1,850,754
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,574,267
5.00%, 2/27/2026 6,000,000 6,091,062
16,840,893
Automobiles 1.2%
Hyundai Capital America ,
1.80%, 10/15/2025(a) 6,000,000 5,504,040
5.80%, 4/1/2030(a) 3,195,000 3,222,609
Mercedes-Benz Finance North
America LLC ,
5.50%, 11/27/2024(a) 2,750,000 2,775,194
4.80%, 3/30/2028(a) 3,355,000 3,364,883
14,866,726
Banks 11.4%
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(e) 2,245,000 2,302,589
Bank of America Corp. ,
(SOFR + 0.73%), 0.81%,
10/24/2024(e) 10,000,000 9,718,771
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(e) 5,000,000 4,894,675
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(e) 2,390,000 2,375,547
Bank of Montreal ,
Series H, 4.25%, 9/14/2024 10,000,000 9,877,782
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(e) 2,210,000 2,342,475
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,000,000 4,751,009
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(e) 5,000,000 4,750,058
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 5,000,000 4,910,829
(SOFR + 1.55%), 5.61%,
9/29/2026(e) 3,500,000 3,526,085
Citizens Bank NA ,
(SOFR + 1.45%), 6.06%,
10/24/2025(e) 4,000,000 3,763,861
Citizens Financial Group, Inc. ,
4.30%, 12/3/2025 3,250,000 2,920,655
Credit Agricole SA ,
4.38%, 3/17/2025(a) 7,470,000 7,176,840
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 2,345,000 2,402,340
Fifth Third Bank NA ,
(SOFR + 1.23%), 5.85%,
10/27/2025(e) 5,000,000 4,928,174
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(d)(e) 2,000,000 1,882,179
Huntington National Bank
(The) ,
(SOFR + 1.22%), 5.70%,
11/18/2025(e) 5,000,000 4,836,155
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 2,275,000 2,313,962
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 0.60%), 0.65%,
9/16/2024(e) 10,000,000 9,775,787
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,896,000 2,867,754
KeyBank NA ,
5.85%, 11/15/2027 2,360,000 2,320,487
National Australia Bank Ltd. ,
5.13%, 11/22/2024 2,500,000 2,516,055
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(e) 2,400,000 2,350,195

NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond Fund) - March 31, 2023 (Unaudited) - Statement of Investments
- 83
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada ,
5.66%, 10/25/2024 5,000,000 5,043,310
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(e) 2,405,000 2,402,783
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(e) 2,290,000 2,319,493
Standard Chartered plc ,
6.30%, 1/9/2029(a) 2,310,000 2,360,697
Sumitomo Mitsui Financial
Group, Inc. ,
5.52%, 1/13/2028 2,335,000 2,374,213
Sumitomo Mitsui Trust Bank
Ltd. ,
5.65%, 3/9/2026(a) 2,325,000 2,363,406
Toronto-Dominion Bank (The) ,
0.70%, 9/10/2024 6,325,000 5,947,463
4.29%, 9/13/2024 3,500,000 3,459,560
Wells Fargo & Co. ,
4.13%, 8/15/2023 7,000,000 6,961,844
(SOFR + 1.56%), 4.54%,
8/15/2026(e) 3,000,000 2,944,691
135,681,724
Beverages 0.7%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,922,411
Constellation Brands, Inc. ,
5.00%, 2/2/2026 4,000,000 4,000,767
8,923,178
Biotechnology 0.4%
Amgen, Inc. ,
5.25%, 3/2/2025 5,000,000 5,054,981
Broadline Retail 0.4%
Amazon.com, Inc. ,
4.70%, 11/29/2024 5,000,000 5,034,131
Capital Markets 2.1%
Credit Suisse Group AG ,
(SOFR + 1.56%), 2.59%,
9/11/2025(a)(e) 1,500,000 1,389,300
Deutsche Bank AG ,
(SOFR + 3.18%), 6.72%,
1/18/2029(e) 2,425,000 2,408,051
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(d)(e) 5,000,000 4,934,110
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 3,500,000 3,110,358
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 2,675,000 2,363,519
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 1,950,000 1,778,195
UBS AG ,
7.50%, 7/15/2025 5,000,000 5,073,655
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(e) 4,000,000 3,920,460
24,977,648
Chemicals 0.4%
HB Fuller Co. ,
4.00%, 2/15/2027 250,000 228,505
Linde, Inc. ,
4.80%, 12/5/2024 4,000,000 4,020,413
4,248,918
Communications Equipment 0.1%
Viasat , Inc. ,
5.63%, 4/15/2027(a) 1,350,000 1,267,650
Consumer Finance 1.4%
Ally Financial, Inc. ,
7.10%, 11/15/2027 2,335,000 2,371,752
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 2,405,000 2,354,575
Capital One Financial Corp. ,
(SOFR + 2.08%), 5.47%,
2/1/2029(e) 2,425,000 2,363,338
John Deere Capital Corp. ,
4.55%, 10/11/2024 5,000,000 5,000,916
PACCAR Financial Corp. ,
4.45%, 3/30/2026 4,200,000 4,205,190
16,295,771
Diversified Telecommunication Services 0.2%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 1,400,000 1,323,000
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 650,000 390,813
Lumen Technologies, Inc. ,
4.00%, 2/15/2027(a) 1,400,000 924,000
2,637,813
Electric Utilities 2.3%
Eversource Energy ,
4.20%, 6/27/2024 9,000,000 8,912,390
Fells Point Funding Trust ,
3.05%, 1/31/2027(a)(d) 4,700,000 4,360,213
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 5,960,000 5,890,988
6.05%, 3/1/2025 1,100,000 1,119,032
Pennsylvania Electric Co. ,
5.15%, 3/30/2026(a) 810,000 813,536
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(a) 1,670,000 1,612,505
5.13%, 5/13/2025(a) 2,000,000 1,949,051
3.70%, 1/30/2027(a) 1,000,000 922,960
5.63%, 2/15/2027(a) 1,750,000 1,698,139
27,278,814

84 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond
Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment 0.0%
†
Sensata Technologies BV ,
5.63%, 11/1/2024(a) 650,000 648,066
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. ,
4.75%, 3/30/2026 500,000 501,965
Entertainment 0.7%
Walt Disney Co. (The) ,
3.70%, 9/15/2024 6,000,000 5,923,822
Warnermedia Holdings, Inc. ,
3.43%, 3/15/2024(a)(d) 2,000,000 1,953,936
7,877,758
Financial Services 0.9%
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 4,000,000 3,953,747
Siemens
Financieringsmaatschappij
NV ,
3.13%, 3/16/2024(a) 5,000,000 4,895,950
Synchrony Bank ,
5.40%, 8/22/2025 2,505,000 2,348,765
11,198,462
Gas Utilities 0.1%
Southwest Gas Corp. ,
5.45%, 3/23/2028 665,000 671,265
Ground Transportation 0.8%
Penske Truck Leasing Co. LP ,
5.55%, 5/1/2028(a) 3,130,000 3,124,662
Triton Container International
Ltd. ,
1.15%, 6/7/2024(a) 6,300,000 5,925,236
9,049,898
Health Care Equipment & Supplies 0.6%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(a) 5,800,000 5,834,357
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028 1,530,000 1,527,562
7,361,919
Health Care Providers & Services 1.1%
CVS Health Corp. ,
5.00%, 2/20/2026(d) 3,000,000 3,033,690
HCA, Inc. ,
5.38%, 2/1/2025 650,000 650,272
UnitedHealth Group, Inc. ,
2.38%, 8/15/2024(d) 5,000,000 4,841,035
5.00%, 10/15/2024 5,000,000 5,034,090
13,559,087
Hotels, Restaurants & Leisure 0.4%
Hyatt Hotels Corp. ,
5.63%, 4/23/2025(c) 2,325,000 2,312,775
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,750,000 1,689,187
Marriott International, Inc. ,
4.90%, 4/15/2029 560,000 555,093
4,557,055
Insurance 2.9%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 7,529,037
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 6,942,253
4.15%, 8/26/2025(a)(d) 5,000,000 4,938,675
New York Life Global Funding ,
4.70%, 4/2/2026(a) 5,915,000 5,919,651
Pricoa Global Funding I ,
4.20%, 8/28/2025(a)(d) 3,000,000 2,943,748
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 5,753,401
34,026,765
IT Services 0.4%
International Business
Machines Corp. ,
4.00%, 7/27/2025 5,000,000 4,943,565
Machinery 0.6%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(a) 2,100,000 2,042,250
Daimler Truck Finance North
America LLC ,
1.13%, 12/14/2023(a) 5,000,000 4,851,414
6,893,664
Media 1.0%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 4,000,000 3,960,082
Comcast Corp. ,
3.70%, 4/15/2024 7,500,000 7,410,526
11,370,608
Multi-Utilities 0.5%
DTE Energy Co. ,
4.22%, 11/1/2024(c) 2,980,000 2,946,449
NiSource, Inc. ,
5.25%, 3/30/2028 965,000 981,638
WEC Energy Group, Inc. ,
5.00%, 9/27/2025 2,000,000 2,000,523
5,928,610
Oil, Gas & Consumable Fuels 2.1%
Continental Resources, Inc. ,
4.50%, 4/15/2023(d) 2,810,000 2,806,480
3.80%, 6/1/2024 4,000,000 3,919,315
EQT Corp. ,
6.13%, 2/1/2025(c) 2,345,000 2,358,947
Phillips 66 ,
4.95%, 12/1/2027 2,145,000 2,154,536

NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond Fund) - March 31, 2023 (Unaudited) - Statement of Investments
- 85
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 3,690,000 3,705,347
Targa Resources Partners LP ,
6.50%, 7/15/2027(d) 1,350,000 1,376,412
5.00%, 1/15/2028 4,000,000 3,867,539
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025 4,500,000 4,412,034
24,600,610
Passenger Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 595,000 540,261
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 230,648
770,909
Pharmaceuticals 1.2%
Royalty Pharma plc ,
0.75%, 9/2/2023 9,957,000 9,708,658
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 4,060,000 4,010,413
13,719,071
Professional Services 0.4%
Equifax, Inc. ,
2.60%, 12/1/2024 5,000,000 4,775,888
Retail REITs 0.4%
Kite Realty Group Trust ,
4.00%, 3/15/2025 5,650,000 5,371,438
Semiconductors & Semiconductor Equipment 0.2%
Intel Corp. ,
2.88%, 5/11/2024(d) 2,000,000 1,966,954
Software 0.1%
PTC, Inc. ,
3.63%, 2/15/2025(a) 1,350,000 1,301,970
Specialized REITs 0.1%
Extra Space Storage LP ,
5.70%, 4/1/2028 670,000 674,543
Specialty Retail 0.7%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 2,330,000 2,377,635
Lowe's Cos., Inc. ,
4.80%, 4/1/2026 5,915,000 5,948,764
8,326,399
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
3.00%, 2/9/2024 5,000,000 4,941,944
NetApp, Inc. ,
1.88%, 6/22/2025 2,255,000 2,102,678
7,044,622
Tobacco 0.6%
Altria Group, Inc. ,
2.35%, 5/6/2025 2,480,000 2,354,483
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT International Finance plc ,
4.45%, 3/16/2028 2,250,000 2,138,638
Philip Morris International,
Inc. ,
5.13%, 11/15/2024 3,000,000 3,019,271
7,512,392
Total Corporate Bonds
(cost $467,480,640)
457,761,730
Mortgage-Backed Securities 1.8%
FHLMC Non Gold Pool
Pool# 1Q0648
3.93%, 6/1/2037(b) 153,561 154,587
Pool# 1B3601
4.31%, 10/1/2037(b) 104,250 102,970
FHLMC UMBS Pool#
SD8245 ,
4.50%, 9/1/2052 5,789,478
5,672,218
FNMA Pool
Pool# 747271
4.13%, 7/1/2034(b) 181,403 178,712
Pool# 886345
3.81%, 8/1/2036(b) 27,932 27,433
Pool# 949691
3.98%, 9/1/2037(b) 63,317 62,152
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,908,091 2,623,512
Pool# BN0906
4.00%, 11/1/2048 2,587,689 2,516,284
Pool# MA4700
4.00%, 8/1/2052 3,873,385 3,705,298
Pool# MA4803
3.50%, 11/1/2052 3,451,061 3,206,944
Pool# MA4806
5.00%, 11/1/2052 3,452,002 3,442,978
Total Mortgage-Backed Securities
(cost $21,168,560)
21,693,088
U.S. Treasury Obligations 41.8%
U.S. Treasury Notes
0.13%, 2/15/2024 43,155,000 41,472,629
2.13%, 3/31/2024 1,000,000 975,938
0.38%, 4/15/2024 14,000,000 13,400,078
2.00%, 5/31/2024 16,000,000 15,551,250
3.00%, 6/30/2024 30,000,000 29,462,109
0.38%, 8/15/2024 46,250,000 43,803,809
4.50%, 11/30/2024 70,000,000 70,273,437
1.00%, 12/15/2024 89,000,000 84,337,930
4.25%, 12/31/2024 (d) 46,885,000 46,927,123
4.13%, 1/31/2025 6,010,000 6,008,357
0.50%, 3/31/2025 100,000,000 93,269,532
2.88%, 6/15/2025 24,000,000 23,433,750
4.00%, 2/29/2028 20,955,000 21,333,172

86 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond
Fund)
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.50%, 2/15/2030 6,765,000 5,930,474
Total U.S. Treasury Obligations
(cost $502,735,023)
496,179,588
Repurchase Agreements 0.1%
Bank of America NA
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $250,101,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049; total
market value $255,000.
(f) 250,000 250,000
Cantor Fitzgerald & Co.
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $413,594,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072;
total market value
$421,696. (f) 413,428 413,428
Total Repurchase Agreements
(cost $663,428)
663,428
Total Investments
(cost $1,197,875,315) — 98.7%
1,172,279,122
Other assets in excess of
liabilities — 1.3% 15,000,986
NET ASSETS — 100.0%
$ 1,187,280,108
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $320,294,983 which represents 26.98% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2023.
(d) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $55,412,568, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $663,428 and by $56,448,619 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 4.38%, and maturity
dates ranging from 5/31/2023 – 2/15/2052, a total value of
$57,112,047.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2023.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $663,428.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond Fund) - March 31, 2023 (Unaudited) - Statement of Investments
- 87
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

88 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond
Fund)
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2023 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 150,426,655 $ – $ 150,426,655
Collateralized Mortgage Obligations – 39,825,129 – 39,825,129
Commercial Mortgage-Backed Securities – 5,729,504 – 5,729,504
Corporate Bonds – 457,761,730 – 457,761,730
Mortgage-Backed Securities – 21,693,088 – 21,693,088
Repurchase Agreements – 663,428 – 663,428
U.S. Treasury Obligations – 496,179,588 – 496,179,588
Total $ – $ 1,172,279,122 $ – $ 1,172,279,122

NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond Fund) - March 31, 2023 (Unaudited) - Statement of Investments
- 89
of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of March 31, 2023, the Fund had no open swap contracts.
(b) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.

90 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond
Fund)
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of March 31, 2023, the Fund had no open option contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2023, the Fund had no open futures contracts.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.2%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust
Series 2012-1, Class A,
4.15%, 4/11/2024 177,734 174,098
Series 2013-1, Class A,
4.30%, 8/15/2025 289,090 277,404
Series 2020-1, Class A,
5.88%, 10/15/2027 271,632 270,812
722,314
Automobiles 0.0%
†
Carmax Auto Owner Trust,
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 470,427
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 155,458 154,836
625,263
Credit Card 0.1%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 1,500,000 1,457,189
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 95,434
1,552,623
Other 0.0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 482,769
Total Asset-Backed Securities
(cost $3,501,826)
3,382,969
Commercial Mortgage-Backed Securities 1.7%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,293,321
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 949,472
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,705,704
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,238,557
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,421,544
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 552,186
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,406,430
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,590,216
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Commercial Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,471,441
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,459,554
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 957,090
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 966,027
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,179,760
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,396,696
Series K115, Class A2,
1.38%, 6/25/2030 960,000 792,159
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,656,361
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,391,453
FNMA ACES REMICS, Series
2013-M6, Class 1AC,
3.35%, 2/25/2043(a) 121,843 116,348
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,430,430
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 960,001
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,065,362
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,444,453
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,438,854
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,395,437
Total Commercial Mortgage-Backed
Securities
(cost $38,429,985) 34,278,856
Corporate Bonds 25.0%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
4.88%, 5/1/2025 300,000 299,426
2.20%, 2/4/2026 550,000 510,311
2.25%, 6/15/2026(b) 500,000 459,618
5.04%, 5/1/2027(b) 500,000 503,626
3.20%, 3/1/2029 500,000 456,763
2.95%, 2/1/2030 85,000 75,014

2 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
5.15%, 5/1/2030(b) 800,000 805,002
3.25%, 2/1/2035 100,000 81,646
5.71%, 5/1/2040 350,000 354,062
3.75%, 2/1/2050 200,000 151,365
5.81%, 5/1/2050 500,000 503,334
5.93%, 5/1/2060 160,000 159,809
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 40,796
2.63%, 11/15/2027 300,000 277,954
3.63%, 4/1/2030 200,000 191,469
2.25%, 6/1/2031(b) 30,000 25,842
2.85%, 6/1/2041 50,000 39,104
4.25%, 4/1/2050(b) 200,000 187,076
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027(b) 200,000 187,445
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024 257,000 252,982
2.90%, 12/15/2029 100,000 88,389
1.80%, 1/15/2031 185,000 149,531
4.85%, 4/27/2035 90,000 88,823
Leidos, Inc. ,
3.63%, 5/15/2025 100,000 97,401
Lockheed Martin Corp. ,
3.55%, 1/15/2026(b) 126,000 124,792
3.90%, 6/15/2032(b) 50,000 48,596
5.25%, 1/15/2033 25,000 26,695
3.60%, 3/1/2035(b) 110,000 102,730
4.07%, 12/15/2042(b) 393,000 360,599
4.70%, 5/15/2046(b) 250,000 247,920
4.15%, 6/15/2053(b) 100,000 90,904
5.70%, 11/15/2054 25,000 28,469
4.30%, 6/15/2062 100,000 90,980
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 484,137
4.70%, 3/15/2033(b) 100,000 101,017
4.75%, 6/1/2043 250,000 241,324
4.03%, 10/15/2047 400,000 348,286
4.95%, 3/15/2053(b) 75,000 74,776
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 200,000 197,684
5.00%, 2/27/2026 75,000 76,138
1.90%, 9/1/2031 50,000 40,822
2.38%, 3/15/2032 185,000 155,594
5.15%, 2/27/2033 125,000 130,088
4.70%, 12/15/2041 50,000 47,791
4.50%, 6/1/2042(b) 700,000 663,448
3.75%, 11/1/2046(b) 100,000 82,650
4.63%, 11/16/2048(b) 400,000 380,322
3.03%, 3/15/2052(b) 195,000 141,125
5.38%, 2/27/2053 95,000 99,990
10,373,665
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.10%, 8/5/2029 100,000 91,809
3.90%, 2/1/2035 380,000 340,287
4.55%, 4/1/2046 500,000 440,009
5.25%, 5/15/2050(b) 200,000 195,899
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 95,172
4.88%, 3/3/2033 60,000 61,575
6.20%, 1/15/2038 295,000 336,117
3.40%, 9/1/2049 320,000 257,755
5.30%, 4/1/2050 150,000 160,655
5.05%, 3/3/2053 60,000 61,718
2,040,996
Automobile Components 0.0%
†
Aptiv plc ,
3.25%, 3/1/2032(b) 110,000 95,801
5.40%, 3/15/2049 50,000 44,768
3.10%, 12/1/2051 50,000 31,687
4.15%, 5/1/2052(b) 100,000 78,458
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 130,966
2.65%, 7/1/2027(b) 55,000 50,427
Lear Corp. ,
2.60%, 1/15/2032 50,000 39,116
5.25%, 5/15/2049 150,000 132,411
Magna International, Inc. ,
5.50%, 3/21/2033 20,000 20,745
624,379
Automobiles 0.1%
General Motors Co. ,
6.13%, 10/1/2025 400,000 407,553
4.20%, 10/1/2027(b) 250,000 239,957
6.80%, 10/1/2027 100,000 105,755
5.40%, 10/15/2029 60,000 59,453
5.60%, 10/15/2032(b) 90,000 88,117
5.15%, 4/1/2038 250,000 225,408
5.20%, 4/1/2045 250,000 210,583
5.40%, 4/1/2048(b) 200,000 171,678
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032(b) 100,000 89,739
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 250,000 316,514
1,914,757
Banks 4.6%
Banco Santander SA ,
2.75%, 5/28/2025 200,000 188,619
5.18%, 11/19/2025(b) 200,000 195,631
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(b)(c) 200,000 174,560
3.80%, 2/23/2028 600,000 554,907
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(c) 200,000 187,656
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.22%, 11/22/2032(b)(c) 200,000 155,701

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp. ,
4.00%, 4/1/2024 350,000 346,063
Series L, 3.95%, 4/21/2025 310,000 299,938
(SOFR + 0.69%), 0.98%,
4/22/2025(c) 300,000 285,822
(SOFR + 1.11%), 3.84%,
4/25/2025(b)(c) 280,000 274,858
3.88%, 8/1/2025(b) 250,000 244,343
(SOFR + 0.65%), 1.53%,
12/6/2025(b)(c) 400,000 373,972
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 281,070
4.45%, 3/3/2026(b) 125,000 122,081
(SOFR + 1.33%), 3.38%,
4/2/2026(b)(c) 400,000 383,504
3.50%, 4/19/2026(b) 290,000 278,753
(SOFR + 1.15%), 1.32%,
6/19/2026(b)(c) 500,000 457,055
(SOFR + 1.75%), 4.83%,
7/22/2026(b)(c) 235,000 232,260
4.25%, 10/22/2026 435,000 421,360
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 200,000 179,617
(SOFR + 1.29%), 5.08%,
1/20/2027(b)(c) 220,000 219,318
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(c) 100,000 94,980
(SOFR + 0.96%), 1.73%,
7/22/2027(b)(c) 850,000 762,204
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 477,702
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 280,000 254,686
(SOFR + 1.58%), 4.38%,
4/27/2028(c) 260,000 251,414
(SOFR + 2.04%), 4.95%,
7/22/2028(c) 250,000 248,569
(SOFR + 1.99%), 6.20%,
11/10/2028(c) 70,000 73,177
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 1,000,000 929,113
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 100,000 86,121
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 173,966
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(c) 200,000 169,386
(SOFR + 2.15%), 2.59%,
4/29/2031(b)(c) 600,000 508,117
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 400,000 319,034
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 525,750
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 80,590
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 228,848
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 350,000 294,714
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 290,000 276,051
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(c) 265,000 262,066
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(c) 300,000 227,828
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(b)(c) 250,000 223,610
7.75%, 5/14/2038 200,000 239,365
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 212,038
5.88%, 2/7/2042(b) 250,000 268,476
(SOFR + 1.58%), 3.31%,
4/22/2042(b)(c) 300,000 232,060
5.00%, 1/21/2044 350,000 335,903
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b)(c) 300,000 265,746
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 300,000 257,086
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(b)(c) 600,000 491,981
(SOFR + 1.88%), 2.83%,
10/24/2051(b)(c) 60,000 39,122
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(c) 50,000 33,643
Bank of Montreal ,
0.63%, 7/9/2024 300,000 283,655
1.85%, 5/1/2025 500,000 468,294
1.25%, 9/15/2026 300,000 265,130
2.65%, 3/8/2027 100,000 92,351
5.20%, 2/1/2028(b) 150,000 151,226
Bank of Nova Scotia (The) ,
0.65%, 7/31/2024(b) 80,000 75,418
5.25%, 12/6/2024 20,000 20,046
1.45%, 1/10/2025(b) 50,000 46,873
3.45%, 4/11/2025 90,000 87,302
4.75%, 2/2/2026(b) 60,000 59,742
1.05%, 3/2/2026 250,000 224,348
1.35%, 6/24/2026(b) 300,000 267,576
1.30%, 9/15/2026 200,000 176,499
1.95%, 2/2/2027 50,000 45,121
4.85%, 2/1/2030(b) 60,000 59,261
2.15%, 8/1/2031 300,000 242,709
2.45%, 2/2/2032 50,000 41,220
Barclays plc ,
5.20%, 5/12/2026 500,000 478,595

4 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
5.30%, 8/9/2026(b)(c) 200,000 195,879
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.05%),
7.32%, 11/2/2026(b)(c) 200,000 204,817
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(c) 400,000 351,299
4.34%, 1/10/2028(b) 200,000 190,450
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(c) 200,000 197,205
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 200,000 211,989
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 385,816
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 185,052
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(c) 200,000 221,061
5.25%, 8/17/2045(b) 205,000 196,197
4.95%, 1/10/2047(b) 200,000 177,808
BPCE SA ,
4.00%, 4/15/2024 475,000 464,449
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024(b) 200,000 187,728
3.95%, 8/4/2025 60,000 58,318
1.25%, 6/22/2026(b) 200,000 177,799
Citigroup, Inc. ,
3.75%, 6/16/2024 500,000 491,247
3.30%, 4/27/2025(b) 560,000 540,368
(SOFR + 1.37%), 4.14%,
5/24/2025(c) 105,000 103,127
(SOFR + 0.69%), 2.01%,
1/25/2026(c) 145,000 136,519
4.60%, 3/9/2026 350,000 342,711
(SOFR + 1.53%), 3.29%,
3/17/2026(c) 90,000 86,236
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 400,000 382,414
3.40%, 5/1/2026(b) 500,000 477,139
(SOFR + 1.55%), 5.61%,
9/29/2026(b)(c) 230,000 231,714
(SOFR + 0.77%), 1.46%,
6/9/2027(b)(c) 285,000 253,044
4.45%, 9/29/2027 500,000 484,849
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(c) 500,000 477,720
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 400,000 371,884
(SOFR + 1.89%), 4.66%,
5/24/2028(b)(c) 70,000 69,116
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(b)(c) 700,000 654,335
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 500,000 465,970
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 175,114
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 85,351
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 300,000 284,901
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 253,113
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 203,265
6.63%, 6/15/2032(b) 333,000 357,329
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 450,000 380,819
(SOFR + 1.94%), 3.79%,
3/17/2033(c) 90,000 80,668
(SOFR + 2.09%), 4.91%,
5/24/2033(b)(c) 35,000 34,354
(SOFR + 2.34%), 6.27%,
11/17/2033(b)(c) 200,000 216,301
8.13%, 7/15/2039 350,000 451,168
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 297,426
6.68%, 9/13/2043(b) 150,000 167,320
4.65%, 7/23/2048(b) 200,000 185,351
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 134,376
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 40,000 36,573
Comerica, Inc. ,
4.00%, 2/1/2029(b) 250,000 197,534
Cooperatieve Rabobank UA ,
1.38%, 1/10/2025 250,000 234,847
3.38%, 5/21/2025(b) 250,000 240,975
5.25%, 5/24/2041 175,000 186,135
5.25%, 8/4/2045(b) 250,000 234,437
Discover Bank ,
2.45%, 9/12/2024 300,000 284,353
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(c) 40,000 36,609

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp,
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(b)(c) 60,000 60,394
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 60,000 55,489
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 40,000 34,902
Fifth Third Bank NA ,
3.95%, 7/28/2025 200,000 188,208
3.85%, 3/15/2026 300,000 274,189
2.25%, 2/1/2027 295,000 259,128
HSBC Holdings plc ,
(SOFR + 1.43%), 3.00%,
3/10/2026(c) 200,000 188,634
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 1,200,000 1,095,899
(SOFR + 3.03%), 7.34%,
11/3/2026(b)(c) 300,000 311,269
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 200,000 177,355
(SOFR + 2.11%), 4.75%,
6/9/2028(c) 200,000 193,701
(SOFR + 3.35%), 7.39%,
11/3/2028(c) 215,000 228,832
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 167,698
4.95%, 3/31/2030 200,000 196,333
(SOFR + 1.19%), 2.80%,
5/24/2032(c) 220,000 179,653
(SOFR + 2.53%), 4.76%,
3/29/2033(c) 200,000 180,777
(SOFR + 4.25%), 8.11%,
11/3/2033(b)(c) 300,000 335,977
(SOFR + 2.39%), 6.25%,
3/9/2034(c) 200,000 209,097
6.50%, 5/2/2036 400,000 404,387
6.50%, 9/15/2037 400,000 392,767
6.80%, 6/1/2038 200,000 207,535
(SOFR + 2.65%), 6.33%,
3/9/2044(c) 200,000 211,236
5.25%, 3/14/2044(b) 250,000 224,140
HSBC USA, Inc. ,
3.75%, 5/24/2024 200,000 195,005
3.50%, 6/23/2024 500,000 486,883
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(c) 30,000 27,519
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c) 250,000 175,645
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(c) 250,000 235,543
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 400,000 378,308
4.55%, 10/2/2028(b) 200,000 191,798
JPMorgan Chase & Co. ,
3.88%, 9/10/2024(b) 1,000,000 982,941
3.13%, 1/23/2025(b) 500,000 484,023
(SOFR + 0.54%), 0.82%,
6/1/2025(c) 190,000 180,046
(SOFR + 0.98%), 3.85%,
6/14/2025(c) 200,000 196,110
(CME Term SOFR 3
Month + 0.58%), 0.97%,
6/23/2025(c) 400,000 378,921
(SOFR + 0.49%), 0.77%,
8/9/2025(c) 500,000 469,450
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 239,058
(SOFR + 0.61%), 1.56%,
12/10/2025(c) 200,000 187,558
(SOFR + 1.07%), 5.55%,
12/15/2025(b)(c) 300,000 302,052
(SOFR + 0.92%), 2.59%,
2/24/2026(c) 90,000 85,293
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(c) 300,000 282,735
3.30%, 4/1/2026(b) 500,000 482,142
(SOFR + 1.32%), 4.08%,
4/26/2026(b)(c) 355,000 348,534
2.95%, 10/1/2026(b) 1,000,000 944,390
8.00%, 4/29/2027(b) 290,000 328,318
(SOFR + 0.77%), 1.47%,
9/22/2027(b)(c) 200,000 176,382
4.25%, 10/1/2027(b) 500,000 491,911
(SOFR + 1.17%), 2.95%,
2/24/2028(b)(c) 85,000 78,776
(SOFR + 1.56%), 4.32%,
4/26/2028(b)(c) 360,000 351,168
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(b)
(c) 500,000 472,719
(SOFR + 1.99%), 4.85%,
7/25/2028(b)(c) 180,000 179,678
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 600,000 573,360
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 433,845
(SOFR + 1.75%), 4.57%,
6/14/2030(c) 200,000 194,688
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 400,000 341,947

6 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.25%), 2.58%,
4/22/2032(b)(c) 75,000 63,124
(SOFR + 1.18%), 2.54%,
11/8/2032(c) 510,000 422,838
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 111,157
(SOFR + 1.80%), 4.59%,
4/26/2033(c) 35,000 33,891
(SOFR + 2.08%), 4.91%,
7/25/2033(b)(c) 90,000 89,455
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 270,000 276,577
5.60%, 7/15/2041(b) 400,000 415,936
(SOFR + 1.51%), 2.53%,
11/19/2041(c) 300,000 207,064
5.40%, 1/6/2042(b) 500,000 513,678
4.85%, 2/1/2044 500,000 479,998
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(b)(c) 750,000 651,928
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 250,000 206,654
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 424,645
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(c) 200,000 146,464
KeyBank NA ,
5.85%, 11/15/2027 250,000 245,814
6.95%, 2/1/2028 225,000 227,093
KeyCorp ,
2.25%, 4/6/2027 50,000 42,470
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(c) 105,000 94,008
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 478,463
4.38%, 2/15/2033 200,000 196,910
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 850,000 776,085
2.88%, 4/3/2028 1,000,000 961,802
0.00%, 6/29/2037(b)(d) 750,000 435,761
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 933,069
Lloyds Banking Group plc ,
4.50%, 11/4/2024 205,000 198,659
4.58%, 12/10/2025(b) 350,000 330,334
4.65%, 3/24/2026 200,000 189,868
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(b)(c) 200,000 185,717
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 500,000 457,202
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(c) 200,000 221,224
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 200,298
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(c) 40,000 36,950
Manufacturers & Traders Trust
Co. ,
4.70%, 1/27/2028 250,000 234,192
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
4.79%, 7/18/2025(b)(c) 240,000 237,640
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.95%, 7/19/2025(c) 200,000 188,324
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.45%),
0.96%, 10/11/2025(c) 200,000 186,267
3.85%, 3/1/2026 750,000 719,514
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 177,002
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(c) 200,000 175,733
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(c) 200,000 179,593
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(c) 300,000 297,754
3.74%, 3/7/2029 600,000 561,144
3.20%, 7/18/2029 500,000 446,563
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 164,952
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(c) 300,000 297,089

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
(SOFR + 1.36%), 2.55%,
9/13/2025(b)(c) 455,000 434,350
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(b)(c) 200,000 176,571
3.17%, 9/11/2027(b) 250,000 231,084
(SOFR + 1.77%), 2.20%,
7/10/2031(c) 400,000 323,644
2.56%, 9/13/2031 200,000 157,477
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 699,596
National Bank of Canada ,
0.75%, 8/6/2024 250,000 235,584
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.85%),
7.47%, 11/10/2026(b)(c) 300,000 310,029
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b)(c) 200,000 176,337
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(b)(c) 200,000 180,956
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 486,320
Oesterreichische Kontrollbank
AG ,
1.50%, 2/12/2025 1,000,000 950,896
PNC Bank NA ,
2.95%, 2/23/2025 500,000 477,100
3.88%, 4/10/2025 500,000 483,373
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026 100,000 87,847
(SOFR + 1.09%), 4.76%,
1/26/2027(c) 140,000 138,269
(SOFR + 1.62%), 5.35%,
12/2/2028(c) 135,000 136,014
2.55%, 1/22/2030 500,000 426,403
(SOFR + 0.98%), 2.31%,
4/23/2032(c) 200,000 163,706
(SOFR + 1.93%), 5.07%,
1/24/2034(b)(c) 125,000 123,314
Regions Financial Corp. ,
2.25%, 5/18/2025 400,000 367,965
1.80%, 8/12/2028 200,000 163,955
Royal Bank of Canada ,
2.55%, 7/16/2024(b) 350,000 338,607
3.97%, 7/26/2024 90,000 88,784
0.65%, 7/29/2024(b) 400,000 377,836
0.75%, 10/7/2024(b) 300,000 281,250
5.66%, 10/25/2024 40,000 40,346
2.25%, 11/1/2024 500,000 478,200
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
3.38%, 4/14/2025(b) 40,000 38,818
4.88%, 1/12/2026 100,000 100,188
1.20%, 4/27/2026 100,000 89,704
1.15%, 7/14/2026(b) 200,000 179,341
1.40%, 11/2/2026 300,000 265,114
2.05%, 1/21/2027 200,000 181,059
3.63%, 5/4/2027(b) 40,000 38,304
4.24%, 8/3/2027 90,000 87,760
6.00%, 11/1/2027 40,000 41,725
4.90%, 1/12/2028(b) 100,000 100,010
2.30%, 11/3/2031(b) 200,000 164,113
3.88%, 5/4/2032 40,000 36,958
5.00%, 2/1/2033 100,000 101,187
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024(b) 500,000 485,253
(SOFR + 2.33%), 5.81%,
9/9/2026(b)(c) 40,000 39,308
3.24%, 10/5/2026(b) 300,000 271,746
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(c) 125,000 108,073
(SOFR + 2.36%), 6.50%,
3/9/2029(c) 60,000 59,945
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(b)(c) 500,000 446,087
(SOFR + 1.22%), 2.47%,
1/11/2028(c) 200,000 175,890
(SOFR + 2.60%), 6.53%,
1/10/2029(c) 200,000 203,339
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 500,000 479,140
3.78%, 3/9/2026 450,000 435,289
1.40%, 9/17/2026(b) 200,000 175,209
3.35%, 10/18/2027 500,000 466,029
1.90%, 9/17/2028 200,000 169,396
3.20%, 9/17/2029 500,000 436,919
2.93%, 9/17/2041(b) 300,000 214,556
Synovus Bank ,
5.63%, 2/15/2028 250,000 224,374
Toronto-Dominion Bank (The) ,
0.70%, 9/10/2024 100,000 94,031
4.29%, 9/13/2024 90,000 88,960
1.25%, 12/13/2024(b) 200,000 187,753
1.45%, 1/10/2025 100,000 94,094
3.77%, 6/6/2025 100,000 97,364
0.75%, 1/6/2026 200,000 178,050
1.20%, 6/3/2026(b) 200,000 178,209
1.25%, 9/10/2026 100,000 88,434
1.95%, 1/12/2027(b) 100,000 89,519
2.80%, 3/10/2027 100,000 92,258
4.11%, 6/8/2027(b) 100,000 96,852
4.69%, 9/15/2027 90,000 89,101
2.00%, 9/10/2031(b) 100,000 80,270
2.45%, 1/12/2032(b) 100,000 82,912
3.20%, 3/10/2032 100,000 87,501

8 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Toronto-Dominion Bank (The),
4.46%, 6/8/2032(b) 55,000 53,562
Truist Bank ,
2.15%, 12/6/2024 400,000 376,778
3.63%, 9/16/2025 250,000 238,412
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(c) 250,000 234,701
Truist Financial Corp. ,
2.85%, 10/26/2024 250,000 238,639
4.00%, 5/1/2025(b) 500,000 482,490
(SOFR + 1.46%), 4.26%,
7/28/2026(c) 90,000 86,761
(SOFR + 1.63%), 5.90%,
10/28/2026(c) 100,000 99,692
1.13%, 8/3/2027 300,000 253,657
(SOFR + 1.37%), 4.12%,
6/6/2028(b)(c) 65,000 61,599
(SOFR + 1.44%), 4.87%,
1/26/2029(c) 80,000 78,005
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 300,000 250,513
(SOFR + 2.24%), 4.92%,
7/28/2033(b)(c) 90,000 83,867
(SOFR + 2.30%), 6.12%,
10/28/2033(c) 100,000 104,913
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 30,000 29,256
US Bancorp ,
(SOFR + 0.73%), 2.22%,
1/27/2028(c) 100,000 89,798
3.90%, 4/26/2028 500,000 477,935
(SOFR + 1.66%), 4.55%,
7/22/2028(c) 105,000 102,312
(SOFR + 1.23%), 4.65%,
2/1/2029(b)(c) 100,000 97,747
(SOFR + 1.02%), 2.68%,
1/27/2033(c) 100,000 82,847
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 115,000 108,879
(SOFR + 2.09%), 5.85%,
10/21/2033(c) 200,000 208,905
(SOFR + 1.60%), 4.84%,
2/1/2034(c) 100,000 97,033
US Bank NA ,
2.80%, 1/27/2025 1,000,000 956,941
Wells Fargo & Co. ,
3.00%, 2/19/2025(b) 825,000 794,605
3.00%, 4/22/2026 500,000 472,292
(SOFR + 1.32%), 3.91%,
4/25/2026(b)(c) 800,000 776,492
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 400,000 374,864
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 70,000 68,709
4.30%, 7/22/2027 200,000 193,826
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 200,000 188,698
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 800,000 720,367
(SOFR + 1.98%), 4.81%,
7/25/2028(c) 125,000 123,433
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 500,000 434,509
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 200,000 173,350
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 175,000 170,821
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 600,000 447,150
5.38%, 11/2/2043 250,000 239,245
5.61%, 1/15/2044 188,000 181,153
4.65%, 11/4/2044(b) 300,000 258,502
4.90%, 11/17/2045 300,000 267,279
4.40%, 6/14/2046 350,000 288,569
(SOFR + 4.50%), 5.01%,
4/4/2051(c) 500,000 470,253
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(c) 300,000 265,986
Westpac Banking Corp. ,
1.15%, 6/3/2026 200,000 179,705
5.46%, 11/18/2027(b) 200,000 207,169
3.40%, 1/25/2028(b) 300,000 284,943
1.95%, 11/20/2028 200,000 174,074
2.65%, 1/16/2030(b) 120,000 106,923
2.15%, 6/3/2031 300,000 253,306
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(b)(c) 300,000 284,490
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 447,665
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 66,600
3.13%, 11/18/2041 65,000 44,781
92,124,584
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026(b) 250,000 245,378
4.70%, 2/1/2036 510,000 507,871
4.90%, 2/1/2046 770,000 752,531
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 141,690
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028(b) 250,000 247,154
4.60%, 4/15/2048 363,000 342,499
4.44%, 10/6/2048 581,000 530,116
5.55%, 1/23/2049 650,000 696,844
5.80%, 1/23/2059 150,000 164,628

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Brown-Forman Corp. ,
4.75%, 4/15/2033 40,000 40,458
Coca-Cola Co. (The) ,
1.75%, 9/6/2024 500,000 485,723
2.90%, 5/25/2027(b) 500,000 478,193
3.45%, 3/25/2030 200,000 192,271
2.00%, 3/5/2031(b) 95,000 81,336
2.25%, 1/5/2032(b) 300,000 261,226
2.88%, 5/5/2041 300,000 239,369
2.60%, 6/1/2050 400,000 286,361
3.00%, 3/5/2051(b) 135,000 105,182
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030(b) 150,000 133,013
Constellation Brands, Inc. ,
3.60%, 5/9/2024 40,000 39,481
3.50%, 5/9/2027(b) 500,000 480,780
2.88%, 5/1/2030 100,000 87,711
2.25%, 8/1/2031(b) 405,000 332,727
Diageo Capital plc ,
2.38%, 10/24/2029 210,000 184,517
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 308,937
Keurig Dr Pepper, Inc. ,
3.95%, 4/15/2029 50,000 47,935
4.05%, 4/15/2032(b) 50,000 47,362
4.50%, 4/15/2052(b) 250,000 222,506
Molson Coors Beverage Co. ,
3.00%, 7/15/2026 190,000 179,402
5.00%, 5/1/2042 250,000 236,004
PepsiCo, Inc. ,
2.25%, 3/19/2025 300,000 289,492
4.55%, 2/13/2026(b) 60,000 61,034
3.60%, 2/18/2028 25,000 24,525
4.45%, 5/15/2028 60,000 61,219
2.75%, 3/19/2030 700,000 640,191
1.63%, 5/1/2030(b) 130,000 109,993
1.40%, 2/25/2031(b) 200,000 164,632
1.95%, 10/21/2031(b) 100,000 84,424
3.90%, 7/18/2032(b) 35,000 34,183
4.45%, 2/15/2033 60,000 61,583
2.63%, 10/21/2041 50,000 38,668
4.45%, 4/14/2046(b) 300,000 298,419
3.63%, 3/19/2050 200,000 173,567
2.75%, 10/21/2051(b) 50,000 36,731
4.20%, 7/18/2052 25,000 23,858
4.65%, 2/15/2053 60,000 61,511
10,263,235
Biotechnology 0.5%
AbbVie, Inc. ,
3.85%, 6/15/2024 325,000 321,033
2.60%, 11/21/2024 400,000 386,044
3.80%, 3/15/2025 250,000 245,922
3.60%, 5/14/2025(b) 500,000 490,456
3.20%, 5/14/2026 120,000 115,863
4.55%, 3/15/2035 195,000 190,664
4.50%, 5/14/2035 500,000 484,675
4.05%, 11/21/2039 380,000 339,429
4.40%, 11/6/2042 375,000 342,738
4.75%, 3/15/2045(b) 168,000 158,508
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
4.25%, 11/21/2049 675,000 595,671
Amgen, Inc. ,
5.25%, 3/2/2025(b) 290,000 293,189
5.15%, 3/2/2028 290,000 296,096
1.65%, 8/15/2028(b) 200,000 173,670
4.05%, 8/18/2029(b) 120,000 115,779
5.25%, 3/2/2030 300,000 306,835
2.00%, 1/15/2032 200,000 162,810
3.35%, 2/22/2032 55,000 49,638
4.20%, 3/1/2033(b) 120,000 115,023
5.25%, 3/2/2033 315,000 323,631
2.80%, 8/15/2041 200,000 145,994
5.60%, 3/2/2043 290,000 298,787
4.56%, 6/15/2048 274,000 248,046
4.66%, 6/15/2051(b) 618,000 561,603
3.00%, 1/15/2052 200,000 136,962
4.20%, 2/22/2052 25,000 21,211
4.88%, 3/1/2053(b) 55,000 51,475
5.65%, 3/2/2053 405,000 421,484
4.40%, 2/22/2062 165,000 139,369
5.75%, 3/2/2063 180,000 186,774
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 58,764
Biogen, Inc. ,
2.25%, 5/1/2030 200,000 168,388
3.15%, 5/1/2050 230,000 160,067
3.25%, 2/15/2051 130,000 92,042
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,000,000 988,233
3.65%, 3/1/2026 145,000 141,937
1.20%, 10/1/2027 60,000 52,410
1.65%, 10/1/2030 115,000 94,664
5.65%, 12/1/2041 200,000 216,337
4.50%, 2/1/2045 500,000 465,344
4.75%, 3/1/2046 200,000 192,295
2.80%, 10/1/2050 95,000 65,587
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 43,352
10,458,799
Broadline Retail 0.3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 471,528
4.00%, 12/6/2037 200,000 171,462
4.20%, 12/6/2047(b) 500,000 395,052
Amazon.com, Inc. ,
0.45%, 5/12/2024(b) 250,000 239,604
2.80%, 8/22/2024(b) 250,000 244,474
4.70%, 11/29/2024(b) 130,000 130,888
1.00%, 5/12/2026 250,000 226,660
3.30%, 4/13/2027(b) 195,000 188,675
3.15%, 8/22/2027 250,000 240,864
1.65%, 5/12/2028 200,000 177,325
3.45%, 4/13/2029 180,000 173,171
4.65%, 12/1/2029(b) 130,000 132,779
1.50%, 6/3/2030 200,000 166,268
2.10%, 5/12/2031(b) 300,000 256,421
3.60%, 4/13/2032 270,000 256,478

10 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail
Amazon.com, Inc.,
4.70%, 12/1/2032 130,000 133,246
4.80%, 12/5/2034(b) 100,000 104,063
3.88%, 8/22/2037 200,000 186,042
2.88%, 5/12/2041 200,000 157,518
4.05%, 8/22/2047(b) 400,000 362,707
2.50%, 6/3/2050 250,000 169,471
3.10%, 5/12/2051 300,000 227,253
3.95%, 4/13/2052(b) 190,000 168,483
4.25%, 8/22/2057 250,000 227,748
2.70%, 6/3/2060 100,000 65,647
3.25%, 5/12/2061 200,000 147,350
eBay, Inc. ,
1.40%, 5/10/2026(b) 40,000 36,340
3.60%, 6/5/2027(b) 500,000 477,089
2.60%, 5/10/2031(b) 75,000 63,730
3.65%, 5/10/2051 100,000 74,926
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 181,724
6,254,986
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 225,876
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 77,675
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 31,000 28,803
2.72%, 2/15/2030 50,000 43,744
3.58%, 4/5/2050 350,000 264,926
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 44,515
4.00%, 3/25/2032 100,000 89,529
4.50%, 3/25/2052 30,000 22,906
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 178,225
1.75%, 9/15/2030(b) 100,000 82,365
2.00%, 9/16/2031(b) 100,000 81,491
4.90%, 12/1/2032(b) 65,000 65,948
4.63%, 7/2/2044(e) 100,000 91,089
Masco Corp. ,
2.00%, 2/15/2031 250,000 200,100
3.13%, 2/15/2051 60,000 39,708
Owens Corning ,
4.30%, 7/15/2047(b) 200,000 164,427
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 218,518
1,919,845
Capital Markets 1.7%
Ameriprise Financial, Inc. ,
4.50%, 5/13/2032 50,000 47,870
5.15%, 5/15/2033 45,000 44,867
Ares Capital Corp. ,
2.88%, 6/15/2027(b) 100,000 85,790
2.88%, 6/15/2028(b) 250,000 205,578
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 42,196
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 730,241
2.10%, 10/24/2024 250,000 238,676
Series J, 0.85%, 10/25/2024 100,000 93,218
Series G, 3.00%, 2/24/2025 205,000 197,040
3.35%, 4/25/2025 90,000 86,672
(SOFR + 0.57%), 3.43%,
6/13/2025(c) 40,000 39,061
(SOFR + 1.35%), 4.41%,
7/24/2026(c) 25,000 24,663
1.05%, 10/15/2026(b) 100,000 87,510
2.05%, 1/26/2027(b) 200,000 180,422
(SOFR + 1.15%), 3.99%,
6/13/2028(c) 40,000 38,958
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(c) 25,000 26,043
Series J, 1.90%, 1/25/2029 200,000 171,069
(SOFR + 1.17%), 4.54%,
2/1/2029(b)(c) 100,000 99,060
3.85%, 4/26/2029 90,000 84,973
1.80%, 7/28/2031(b) 100,000 79,261
2.50%, 1/26/2032 100,000 82,698
(SOFR + 1.42%), 4.29%,
6/13/2033(c) 40,000 38,309
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(b)(c) 180,000 192,217
(SOFR + 1.51%), 4.71%,
2/1/2034(b)(c) 100,000 98,980
Blackstone Private Credit
Fund ,
4.70%, 3/24/2025 100,000 95,788
7.05%, 9/29/2025(b)(f) 50,000 49,303
3.25%, 3/15/2027(b) 200,000 169,810
4.00%, 1/15/2029 200,000 166,684
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(b) 200,000 164,106
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 39,760
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 135,628
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 40,000 38,822
3.90%, 1/25/2028(b) 40,000 37,185
4.85%, 3/29/2029(b) 300,000 288,747
3.50%, 3/30/2051 35,000 23,298
3.63%, 2/15/2052 15,000 10,192
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 241,874
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 149,043

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Charles Schwab Corp. (The),
1.15%, 5/13/2026 400,000 351,155
2.45%, 3/3/2027 40,000 35,828
1.65%, 3/11/2031 200,000 154,802
2.30%, 5/13/2031(b) 300,000 242,030
1.95%, 12/1/2031(b) 100,000 77,089
2.90%, 3/3/2032(b) 100,000 83,702
CI Financial Corp. ,
4.10%, 6/15/2051 50,000 30,237
CME Group, Inc. ,
3.00%, 3/15/2025 500,000 484,492
2.65%, 3/15/2032 50,000 43,376
Credit Suisse AG ,
3.63%, 9/9/2024 250,000 237,880
7.95%, 1/9/2025 250,000 254,127
2.95%, 4/9/2025 400,000 371,216
5.00%, 7/9/2027 250,000 240,625
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 358,788
4.55%, 4/17/2026 250,000 230,625
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 60,912
Deutsche Bank AG ,
3.70%, 5/30/2024 470,000 447,945
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 200,000 189,219
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 133,575
(SOFR + 1.22%), 2.31%,
11/16/2027(c) 170,000 144,064
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 169,725
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 350,000 287,061
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 115,584
(SOFR + 3.65%), 7.08%,
2/10/2034(c) 200,000 185,485
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027 30,000 27,859
3.45%, 3/1/2032(b) 25,000 21,793
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 84,118
3.25%, 7/15/2027 50,000 42,362
3.13%, 10/12/2028 150,000 122,745
Goldman Sachs Group, Inc.
(The) ,
3.85%, 7/8/2024 385,000 377,300
3.50%, 4/1/2025 670,000 650,572
3.75%, 5/22/2025 500,000 485,557
4.25%, 10/21/2025 500,000 485,084
3.85%, 1/26/2027(b) 800,000 771,713
(SOFR + 0.80%), 1.43%,
3/9/2027(b)(c) 250,000 223,700
(SOFR + 1.51%), 4.39%,
6/15/2027(c) 65,000 63,496
(SOFR + 0.82%), 1.54%,
9/10/2027(b)(c) 500,000 439,699
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 0.91%), 1.95%,
10/21/2027(b)(c) 240,000 214,422
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 95,000 86,653
(SOFR + 1.85%), 3.62%,
3/15/2028(c) 75,000 70,947
(SOFR + 1.73%), 4.48%,
8/23/2028(c) 200,000 195,610
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 390,000 324,866
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 227,328
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 136,332
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(c) 95,000 81,583
6.45%, 5/1/2036(b) 400,000 426,509
6.75%, 10/1/2037 500,000 540,649
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 432,177
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 200,000 179,970
6.25%, 2/1/2041 350,000 384,822
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 150,559
(SOFR + 1.47%), 2.91%,
7/21/2042(b)(c) 300,000 214,681
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 35,000 26,972
4.80%, 7/8/2044 300,000 278,573
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 81,891
Intercontinental Exchange,
Inc. ,
3.65%, 5/23/2025 45,000 43,980
3.75%, 12/1/2025 160,000 155,625
4.00%, 9/15/2027 180,000 177,660
4.35%, 6/15/2029 150,000 147,380
2.10%, 6/15/2030(b) 165,000 139,081
1.85%, 9/15/2032(b) 500,000 391,400
4.60%, 3/15/2033(b) 110,000 108,991
4.25%, 9/21/2048 100,000 87,169
3.00%, 6/15/2050 75,000 52,473
4.95%, 6/15/2052 120,000 116,899
5.20%, 6/15/2062 110,000 109,693
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027(b) 500,000 488,201
2.63%, 10/15/2031 50,000 38,204
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 495,469
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 87,173
Moody's Corp. ,
3.25%, 1/15/2028 300,000 282,768
2.00%, 8/19/2031(b) 60,000 48,936

12 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Moody’s Corp.,
2.75%, 8/19/2041(b) 75,000 54,022
3.25%, 5/20/2050 35,000 25,295
3.10%, 11/29/2061 95,000 62,911
Morgan Stanley ,
Series F, 3.88%, 4/29/2024 625,000 617,247
(SOFR + 1.16%), 3.62%,
4/17/2025(c) 140,000 137,435
(SOFR + 0.53%), 0.79%,
5/30/2025(c) 370,000 350,231
(SOFR + 0.56%), 1.16%,
10/21/2025(c) 600,000 560,311
(SOFR + 0.94%), 2.63%,
2/18/2026(c) 300,000 284,712
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 600,486
(SOFR + 1.67%), 4.68%,
7/17/2026(c) 80,000 78,946
3.13%, 7/27/2026(b) 500,000 473,518
3.63%, 1/20/2027 750,000 721,829
(SOFR + 1.30%), 5.05%,
1/28/2027(b)(c) 105,000 104,707
3.95%, 4/23/2027(b) 500,000 483,386
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 426,563
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 195,000 178,107
(SOFR + 1.61%), 4.21%,
4/20/2028(b)(c) 80,000 77,636
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 600,000 568,110
(SOFR + 1.73%), 5.12%,
2/1/2029(b)(c) 90,000 90,715
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 500,000 482,258
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 420,000 384,077
7.25%, 4/1/2032 324,000 379,690
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 393,352
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 500,000 401,179
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 225,271
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 70,000 59,301
(SOFR + 2.08%), 4.89%,
7/20/2033(c) 45,000 44,231
(SOFR + 2.56%), 6.34%,
10/18/2033(b)(c) 130,000 141,985
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 341,865
(SOFR + 2.62%), 5.30%,
4/20/2037(c) 80,000 75,416
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(c) 90,000 89,498
(SOFR + 1.49%), 3.22%,
4/22/2042(b)(c) 400,000 308,480
4.30%, 1/27/2045 300,000 265,216
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(c) 100,000 105,105
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 135,131
Nasdaq, Inc. ,
1.65%, 1/15/2031(b) 400,000 315,483
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 300,000 265,068
2.17%, 7/14/2028 200,000 166,932
5.61%, 7/6/2029 200,000 199,094
3.10%, 1/16/2030(b) 200,000 169,373
Northern Trust Corp. ,
4.00%, 5/10/2027(b) 65,000 63,677
6.13%, 11/2/2032 130,000 138,596
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 85,446
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 230,000 186,493
Owl Rock Capital Corp. III ,
3.13%, 4/13/2027 50,000 41,987
Prospect Capital Corp. ,
3.36%, 11/15/2026(b) 100,000 83,622
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 226,959
S&P Global, Inc. ,
2.45%, 3/1/2027(b) 30,000 28,135
2.70%, 3/1/2029 100,000 90,976
2.50%, 12/1/2029(b) 80,000 70,982
1.25%, 8/15/2030 110,000 88,284
2.90%, 3/1/2032(b) 25,000 22,319
3.25%, 12/1/2049 65,000 49,458
2.30%, 8/15/2060 40,000 23,143
State Street Corp. ,
3.30%, 12/16/2024 310,000 300,313
2.65%, 5/19/2026(b) 300,000 281,231
(SOFR + 1.35%), 5.75%,
11/4/2026(c) 55,000 56,050
(SOFR + 0.56%), 1.68%,
11/18/2027(c) 200,000 178,227
(SOFR + 0.73%), 2.20%,
2/7/2028(c) 40,000 36,407
(SOFR + 1.72%), 5.82%,
11/4/2028(b)(c) 60,000 62,583
2.40%, 1/24/2030(b) 200,000 173,209
(SOFR + 1.00%), 2.62%,
2/7/2033(b)(c) 20,000 16,661
(SOFR + 1.57%), 4.82%,
1/26/2034(b)(c) 110,000 109,394
33,635,122

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0.3%
Air Products & Chemicals,
Inc. ,
4.80%, 3/3/2033 70,000 71,939
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 23,255
1.85%, 5/15/2027(b) 105,000 94,935
2.05%, 5/15/2030(b) 145,000 125,101
2.70%, 5/15/2040 65,000 49,891
2.80%, 5/15/2050(b) 40,000 28,711
Cabot Corp. ,
5.00%, 6/30/2032(b) 30,000 29,200
Celanese US Holdings LLC ,
5.90%, 7/5/2024 100,000 100,038
6.05%, 3/15/2025 100,000 100,574
1.40%, 8/5/2026(b) 100,000 85,965
6.17%, 7/15/2027(b) 100,000 100,570
6.33%, 7/15/2029 165,000 166,817
6.38%, 7/15/2032(b) 70,000 70,958
CF Industries, Inc. ,
5.15%, 3/15/2034(b) 300,000 287,611
Dow Chemical Co. (The) ,
6.30%, 3/15/2033 25,000 27,199
9.40%, 5/15/2039 206,000 277,179
4.80%, 5/15/2049 350,000 310,846
6.90%, 5/15/2053 25,000 28,838
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048(b) 300,000 300,202
Eastman Chemical Co. ,
5.75%, 3/8/2033 35,000 35,599
4.65%, 10/15/2044(b) 200,000 173,738
Ecolab, Inc. ,
5.25%, 1/15/2028(b) 75,000 77,789
1.30%, 1/30/2031(b) 200,000 158,631
2.13%, 2/1/2032 100,000 83,482
2.13%, 8/15/2050(b) 200,000 119,819
2.70%, 12/15/2051 75,000 49,830
2.75%, 8/18/2055 65,000 41,608
FMC Corp. ,
3.45%, 10/1/2029 60,000 54,361
4.50%, 10/1/2049 85,000 70,985
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 70,000 59,686
Linde, Inc. ,
4.70%, 12/5/2025 400,000 402,068
3.20%, 1/30/2026 250,000 244,289
Lubrizol Corp. (The) ,
6.50%, 10/1/2034(b) 147,000 175,747
LYB International Finance III
LLC ,
2.25%, 10/1/2030(b) 135,000 111,540
4.20%, 5/1/2050 200,000 156,369
LyondellBasell Industries NV ,
4.63%, 2/26/2055 250,000 204,198
Mosaic Co. (The) ,
4.05%, 11/15/2027(b) 250,000 241,248
Nutrien Ltd. ,
3.00%, 4/1/2025 150,000 143,975
5.95%, 11/7/2025 50,000 51,406
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Nutrien Ltd.,
4.90%, 3/27/2028 25,000 24,993
5.88%, 12/1/2036 125,000 129,809
5.25%, 1/15/2045 154,000 146,256
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 98,598
2.80%, 8/15/2029 300,000 266,521
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 36,551
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026 400,000 389,156
2.95%, 8/15/2029(b) 200,000 179,581
2.20%, 3/15/2032 200,000 161,101
4.50%, 6/1/2047(b) 150,000 132,308
2.90%, 3/15/2052 80,000 51,452
Westlake Corp. ,
2.88%, 8/15/2041 100,000 67,841
4.38%, 11/15/2047 200,000 159,531
6,779,895
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
3.45%, 5/1/2025 30,000 29,272
4.00%, 5/1/2032(b) 40,000 38,434
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 16,561
Republic Services, Inc. ,
3.20%, 3/15/2025(b) 500,000 485,811
1.45%, 2/15/2031 165,000 131,245
2.38%, 3/15/2033(b) 200,000 165,097
6.20%, 3/1/2040 70,000 77,407
Waste Connections, Inc. ,
4.25%, 12/1/2028(b) 100,000 98,387
2.20%, 1/15/2032 100,000 81,992
3.20%, 6/1/2032 50,000 44,551
4.20%, 1/15/2033 100,000 95,974
2.95%, 1/15/2052 70,000 48,634
Waste Management, Inc. ,
2.00%, 6/1/2029 35,000 30,265
4.63%, 2/15/2030 50,000 50,027
4.63%, 2/15/2033 50,000 50,115
2.95%, 6/1/2041 85,000 65,038
4.15%, 7/15/2049 125,000 112,073
1,620,883
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025(b) 400,000 392,252
5.90%, 2/15/2039(b) 300,000 338,416
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 54,000 53,042
2.30%, 11/15/2030 300,000 243,811
5.60%, 6/1/2032 100,000 100,582
1,128,103
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 100,000 86,232
2.35%, 1/15/2032 50,000 39,679

14 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering
Quanta Services, Inc.,
3.05%, 10/1/2041 55,000 38,346
164,257
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 53,235
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 424,684
2.40%, 7/15/2031 25,000 20,472
3.20%, 7/15/2051(b) 50,000 35,323
Vulcan Materials Co. ,
4.50%, 6/15/2047(b) 250,000 222,003
755,717
Consumer Finance 0.9%
AerCap Ireland Capital DAC ,
1.65%, 10/29/2024 150,000 140,316
4.45%, 4/3/2026(b) 200,000 192,089
2.45%, 10/29/2026 180,000 161,588
3.88%, 1/23/2028(b) 500,000 461,198
3.00%, 10/29/2028 300,000 261,907
3.30%, 1/30/2032 300,000 248,528
3.40%, 10/29/2033 150,000 121,759
3.85%, 10/29/2041(b) 150,000 114,718
Ally Financial, Inc. ,
3.88%, 5/21/2024 600,000 576,501
4.63%, 3/30/2025 100,000 94,580
4.75%, 6/9/2027(b) 40,000 37,250
7.10%, 11/15/2027 100,000 101,574
2.20%, 11/2/2028(b) 165,000 131,388
8.00%, 11/1/2031 150,000 157,437
American Express Co. ,
3.38%, 5/3/2024 25,000 24,506
2.50%, 7/30/2024 400,000 386,264
3.00%, 10/30/2024(b) 500,000 484,118
3.63%, 12/5/2024 500,000 487,232
2.25%, 3/4/2025 35,000 33,337
3.95%, 8/1/2025(b) 130,000 127,472
4.20%, 11/6/2025(b) 200,000 197,965
4.90%, 2/13/2026 200,000 201,858
1.65%, 11/4/2026(b) 200,000 179,543
2.55%, 3/4/2027 60,000 55,386
5.85%, 11/5/2027(b) 95,000 99,671
4.05%, 5/3/2029(b) 60,000 58,480
(SOFR + 2.26%), 4.99%,
5/26/2033(c) 25,000 24,652
(SOFR + 1.76%), 4.42%,
8/3/2033(b)(c) 130,000 124,287
American Honda Finance
Corp. ,
0.75%, 8/9/2024 50,000 47,357
2.15%, 9/10/2024(b) 500,000 481,574
1.50%, 1/13/2025 50,000 47,300
1.30%, 9/9/2026(b) 115,000 103,127
2.35%, 1/8/2027(b) 100,000 92,773
4.70%, 1/12/2028 20,000 20,194
2.25%, 1/12/2029 50,000 44,148
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp. ,
3.75%, 4/24/2024 700,000 678,980
(SOFR + 1.29%), 2.64%,
3/3/2026(b)(c) 290,000 268,669
(SOFR + 2.16%), 4.98%,
7/24/2026(c) 60,000 57,835
3.75%, 7/28/2026 250,000 227,304
3.65%, 5/11/2027(b) 300,000 273,230
(SOFR + 2.08%), 5.47%,
2/1/2029(b)(c) 100,000 97,457
(SOFR + 1.79%), 3.27%,
3/1/2030(c) 95,000 80,939
(SOFR + 2.60%), 5.25%,
7/26/2030(c) 60,000 56,641
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 71,450
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(c) 90,000 86,969
Caterpillar Financial Services
Corp. ,
0.45%, 5/17/2024 300,000 286,345
3.30%, 6/9/2024 250,000 245,845
2.15%, 11/8/2024(b) 500,000 481,746
3.25%, 12/1/2024(b) 500,000 488,453
4.90%, 1/17/2025(b) 40,000 40,225
3.65%, 8/12/2025 100,000 98,192
1.15%, 9/14/2026 100,000 89,905
1.70%, 1/8/2027(b) 200,000 182,843
3.60%, 8/12/2027(b) 100,000 97,844
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 236,457
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024 65,000 60,836
6.05%, 10/10/2025 50,000 50,817
5.25%, 3/1/2026 455,000 455,246
1.50%, 6/10/2026 200,000 178,014
2.35%, 2/26/2027(b) 50,000 44,755
5.00%, 4/9/2027 200,000 197,633
6.00%, 1/9/2028(b) 100,000 102,352
2.40%, 10/15/2028 195,000 166,806
3.60%, 6/21/2030 200,000 175,230
2.70%, 6/10/2031 145,000 116,160
6.40%, 1/9/2033(b) 100,000 103,098
John Deere Capital Corp. ,
0.63%, 9/10/2024(b) 65,000 61,523
4.55%, 10/11/2024 30,000 30,005
1.25%, 1/10/2025 200,000 189,340
3.40%, 6/6/2025 30,000 29,395
4.05%, 9/8/2025 55,000 54,649
4.80%, 1/9/2026(b) 40,000 40,612
0.70%, 1/15/2026(b) 200,000 181,505
1.05%, 6/17/2026(b) 100,000 90,280
2.25%, 9/14/2026 250,000 233,379
1.30%, 10/13/2026(b) 55,000 49,653
1.70%, 1/11/2027 200,000 181,691
4.15%, 9/15/2027(b) 60,000 59,684
4.75%, 1/20/2028(b) 40,000 40,840
1.50%, 3/6/2028(b) 250,000 219,534
3.35%, 4/18/2029 40,000 37,875

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp.,
4.85%, 10/11/2029(b) 40,000 41,302
1.45%, 1/15/2031(b) 200,000 160,945
4.35%, 9/15/2032 60,000 59,891
PACCAR Financial Corp. ,
0.50%, 8/9/2024 60,000 56,612
3.55%, 8/11/2025 30,000 29,306
4.95%, 10/3/2025(b) 80,000 80,708
4.45%, 3/30/2026 20,000 20,025
2.00%, 2/4/2027 100,000 91,632
4.60%, 1/10/2028(b) 100,000 100,737
Synchrony Financial ,
4.25%, 8/15/2024 350,000 330,823
4.88%, 6/13/2025 30,000 27,771
4.50%, 7/23/2025 275,000 249,274
2.88%, 10/28/2031(b) 180,000 127,384
Toyota Motor Credit Corp. ,
0.50%, 6/18/2024 100,000 95,164
0.63%, 9/13/2024(b) 100,000 94,485
4.40%, 9/20/2024 90,000 89,758
4.80%, 1/10/2025 40,000 40,245
1.45%, 1/13/2025(b) 200,000 189,335
1.80%, 2/13/2025(b) 500,000 475,574
3.95%, 6/30/2025(b) 75,000 74,073
3.65%, 8/18/2025(b) 75,000 73,338
1.13%, 6/18/2026(b) 500,000 450,880
3.20%, 1/11/2027 200,000 191,472
1.90%, 1/13/2027 100,000 91,106
3.05%, 3/22/2027 100,000 94,884
4.55%, 9/20/2027 90,000 90,480
4.63%, 1/12/2028(b) 40,000 40,555
4.45%, 6/29/2029(b) 90,000 90,676
2.15%, 2/13/2030(b) 500,000 438,692
1.90%, 9/12/2031 100,000 82,368
4.70%, 1/12/2033 45,000 45,794
17,545,607
Consumer Staples Distribution & Retail 0.4%
Costco Wholesale Corp. ,
1.60%, 4/20/2030(b) 500,000 424,461
Dollar General Corp. ,
4.63%, 11/1/2027(b) 70,000 69,904
3.50%, 4/3/2030 500,000 459,267
5.00%, 11/1/2032 75,000 75,311
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 50,000 41,889
3.38%, 12/1/2051 50,000 35,272
Kroger Co. (The) ,
7.50%, 4/1/2031 257,000 297,318
5.40%, 7/15/2040 200,000 196,914
5.40%, 1/15/2049(b) 50,000 49,182
3.95%, 1/15/2050(b) 100,000 81,590
Sysco Corp. ,
2.40%, 2/15/2030 100,000 87,350
5.95%, 4/1/2030(b) 200,000 212,076
2.45%, 12/14/2031 100,000 83,323
6.60%, 4/1/2050 300,000 342,233
3.15%, 12/14/2051 50,000 34,939
Target Corp. ,
2.25%, 4/15/2025(b) 280,000 269,011
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Target Corp.,
2.50%, 4/15/2026(b) 750,000 719,979
1.95%, 1/15/2027 130,000 120,171
2.35%, 2/15/2030 105,000 92,375
2.65%, 9/15/2030 50,000 44,495
4.50%, 9/15/2032 100,000 100,203
4.40%, 1/15/2033(b) 150,000 149,130
3.63%, 4/15/2046(b) 200,000 165,758
4.80%, 1/15/2053 150,000 147,325
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 20,000 19,097
3.20%, 4/15/2030(b) 500,000 439,642
4.80%, 11/18/2044(b) 70,000 59,646
Walmart, Inc. ,
3.30%, 4/22/2024 725,000 715,908
3.90%, 9/9/2025(b) 60,000 59,818
1.05%, 9/17/2026 50,000 45,073
3.95%, 9/9/2027 60,000 59,927
1.50%, 9/22/2028(b) 100,000 87,546
1.80%, 9/22/2031 300,000 253,718
4.15%, 9/9/2032(b) 60,000 60,464
2.50%, 9/22/2041(b) 600,000 453,685
4.05%, 6/29/2048 125,000 116,007
2.65%, 9/22/2051(b) 400,000 289,904
6,959,911
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 50,000 48,961
2.63%, 6/19/2030 50,000 41,944
2.69%, 5/25/2031 75,000 62,392
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 78,857
5.75%, 3/15/2033 90,000 93,612
International Paper Co. ,
6.00%, 11/15/2041(b) 350,000 364,262
Packaging Corp. of America ,
3.00%, 12/15/2029(b) 50,000 44,732
4.05%, 12/15/2049(b) 100,000 82,215
3.05%, 10/1/2051 40,000 27,391
Sonoco Products Co. ,
1.80%, 2/1/2025(b) 200,000 188,239
2.25%, 2/1/2027 165,000 149,545
3.13%, 5/1/2030 50,000 44,161
2.85%, 2/1/2032 200,000 168,502
WRKCo, Inc. ,
4.90%, 3/15/2029(b) 250,000 245,842
1,640,655
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 28,602
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 70,219

16 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 76,681
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048(b) 73,000 65,485
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 23,868
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 100,239
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 111,594
4.68%, 7/1/2114 75,000 69,194
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 19,678
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 60,817
3.30%, 7/15/2056 200,000 156,607
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 14,321
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050(b) 84,000 57,560
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 31,389
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051(b) 200,000 142,545
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 41,120
1,069,919
Diversified REITs 0.1%
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 61,601
Digital Realty Trust LP ,
5.55%, 1/15/2028(b) 380,000 378,527
GLP Capital LP ,
5.30%, 1/15/2029 500,000 477,075
Rayonier LP ,
2.75%, 5/17/2031 45,000 37,090
Simon Property Group LP ,
3.30%, 1/15/2026 170,000 162,270
1.38%, 1/15/2027 100,000 87,958
2.45%, 9/13/2029 250,000 214,431
2.65%, 2/1/2032 100,000 81,029
5.50%, 3/8/2033 100,000 99,474
4.25%, 11/30/2046(b) 350,000 284,336
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
Simon Property Group LP,
5.85%, 3/8/2053(b) 100,000 99,483
STORE Capital Corp. ,
2.70%, 12/1/2031 100,000 72,092
VICI Properties LP ,
4.75%, 2/15/2028 85,000 80,572
4.95%, 2/15/2030 80,000 75,069
5.13%, 5/15/2032 85,000 80,082
5.63%, 5/15/2052 30,000 27,014
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 110,404
2.45%, 2/1/2032 70,000 55,880
2,484,387
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
1.70%, 3/25/2026 300,000 276,000
2.30%, 6/1/2027(b) 300,000 274,924
1.65%, 2/1/2028(b) 200,000 175,709
4.35%, 3/1/2029(b) 500,000 489,524
4.30%, 2/15/2030(b) 300,000 291,516
2.25%, 2/1/2032 300,000 245,260
2.55%, 12/1/2033(b) 360,000 289,566
4.50%, 5/15/2035 310,000 290,396
4.85%, 3/1/2039 500,000 469,413
4.65%, 6/1/2044 250,000 223,540
3.50%, 9/15/2053 1,140,000 827,695
3.55%, 9/15/2055 975,000 699,863
3.80%, 12/1/2057(b) 814,000 604,322
3.65%, 9/15/2059 379,000 270,831
Bell Telephone Co. of Canada
(The) ,
Series US-4, 3.65%,
3/17/2051 250,000 190,900
3.65%, 8/15/2052(b) 50,000 38,646
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 250,000 311,696
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 369,000 450,988
Orange SA ,
9.00%, 3/1/2031(e) 100,000 125,550
5.38%, 1/13/2042 250,000 256,770
Telefonica Emisiones SA ,
5.21%, 3/8/2047 250,000 218,723
5.52%, 3/1/2049 350,000 316,552
TELUS Corp. ,
2.80%, 2/16/2027(b) 200,000 187,089
3.40%, 5/13/2032 60,000 52,544
4.30%, 6/15/2049 100,000 84,078
Verizon Communications, Inc. ,
3.38%, 2/15/2025 498,000 487,784
0.85%, 11/20/2025(b) 250,000 227,574
1.45%, 3/20/2026 105,000 96,602
4.13%, 3/16/2027 300,000 297,342
2.10%, 3/22/2028(b) 125,000 111,353
4.33%, 9/21/2028 283,000 279,760
3.88%, 2/8/2029(b) 110,000 106,280
3.15%, 3/22/2030 200,000 182,182

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
1.75%, 1/20/2031(b) 500,000 403,295
2.55%, 3/21/2031(b) 415,000 353,535
2.36%, 3/15/2032 840,000 689,134
4.81%, 3/15/2039 385,000 367,616
3.40%, 3/22/2041 530,000 421,378
2.85%, 9/3/2041(b) 110,000 80,547
2.88%, 11/20/2050 700,000 465,595
3.55%, 3/22/2051(b) 270,000 205,999
3.88%, 3/1/2052(b) 90,000 72,764
2.99%, 10/30/2056 500,000 325,161
3.00%, 11/20/2060 400,000 256,490
3.70%, 3/22/2061(b) 350,000 260,976
13,353,462
Electric Utilities 1.5%
AEP Texas, Inc. ,
4.70%, 5/15/2032 20,000 19,547
5.25%, 5/15/2052 20,000 19,522
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 33,241
Series O, 4.50%, 6/15/2052 80,000 73,154
5.40%, 3/15/2053(b) 40,000 41,665
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 38,887
3.94%, 9/1/2032 40,000 37,544
4.15%, 8/15/2044 350,000 300,396
3.13%, 7/15/2051 80,000 56,698
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027(b) 100,000 103,961
5.95%, 11/1/2032 100,000 106,393
5.63%, 3/1/2033 24,000 24,825
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 28,796
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 43,390
2.20%, 12/15/2031 100,000 79,542
6.35%, 12/15/2032(b) 100,000 108,618
3.50%, 12/1/2049 200,000 145,358
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031 80,000 67,493
3.20%, 9/15/2049 115,000 84,391
2.90%, 6/15/2050 60,000 41,249
4.55%, 6/1/2052 30,000 27,349
CenterPoint Energy Houston
Electric LLC ,
Series ai., 4.45%, 10/1/2032 40,000 39,634
4.50%, 4/1/2044 250,000 230,200
Series AD, 2.90%, 7/1/2050 60,000 41,720
Series AJ, 4.85%, 10/1/2052 40,000 38,989
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 400,000 402,524
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 173,981
3.65%, 6/15/2046 250,000 197,958
4.00%, 3/1/2048 350,000 297,282
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Commonwealth Edison Co.,
Series 127, 3.20%,
11/15/2049 155,000 113,626
Series 131, 2.75%, 9/1/2051 200,000 132,646
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%, 7/1/2031 100,000 83,071
5.25%, 1/15/2053(b) 100,000 103,240
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 41,354
6.05%, 1/15/2038 150,000 164,260
5.10%, 6/1/2065(b) 100,000 100,067
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 35,216
5.20%, 4/1/2033 40,000 41,285
4.30%, 7/1/2044 500,000 441,560
Series B, 3.65%, 3/1/2052 25,000 19,876
5.40%, 4/1/2053 40,000 41,907
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 472,119
2.45%, 2/1/2030 100,000 87,572
2.85%, 3/15/2032 70,000 60,834
4.95%, 1/15/2033(b) 80,000 82,169
3.70%, 12/1/2047 500,000 399,614
3.20%, 8/15/2049 50,000 36,585
3.55%, 3/15/2052 35,000 27,228
5.35%, 1/15/2053 100,000 103,981
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 45,508
5.00%, 12/8/2025 65,000 65,437
5.00%, 12/8/2027 85,000 86,393
4.30%, 3/15/2028 80,000 78,437
2.45%, 6/1/2030 70,000 59,655
2.55%, 6/15/2031(b) 150,000 125,517
4.50%, 8/15/2032(b) 90,000 87,012
3.50%, 6/15/2051 200,000 146,049
5.00%, 8/15/2052 90,000 83,721
Duke Energy Florida LLC ,
3.20%, 1/15/2027(b) 250,000 238,493
2.50%, 12/1/2029 70,000 61,656
2.40%, 12/15/2031 95,000 79,728
5.65%, 4/1/2040 300,000 313,528
3.40%, 10/1/2046 500,000 381,440
3.00%, 12/15/2051 45,000 31,711
Duke Energy Indiana LLC ,
5.40%, 4/1/2053 40,000 40,736
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 129,501
5.25%, 4/1/2033 25,000 25,723
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 45,406
5.25%, 3/15/2033 30,000 31,168
4.15%, 12/1/2044 100,000 86,375
4.20%, 8/15/2045 250,000 214,864
5.35%, 3/15/2053 50,000 51,585
Edison International ,
3.55%, 11/15/2024 175,000 169,984
4.70%, 8/15/2025 40,000 39,444
4.13%, 3/15/2028 500,000 474,637

18 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 162,209
Entergy Arkansas LLC ,
5.15%, 1/15/2033 100,000 102,706
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 435,493
2.80%, 6/15/2030 80,000 69,224
3.75%, 6/15/2050 35,000 26,491
Entergy Louisiana LLC ,
4.75%, 9/15/2052 200,000 187,886
Entergy Texas, Inc. ,
4.00%, 3/30/2029(b) 50,000 48,396
1.75%, 3/15/2031(b) 400,000 321,991
3.55%, 9/30/2049 200,000 152,274
5.00%, 9/15/2052 20,000 19,412
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 174,831
5.70%, 3/15/2053 20,000 20,984
Evergy, Inc. ,
2.90%, 9/15/2029(b) 250,000 224,060
Eversource Energy ,
4.20%, 6/27/2024 40,000 39,611
Series H, 3.15%,
1/15/2025(b) 245,000 237,026
Series Q, 0.80%,
8/15/2025(b) 100,000 90,927
2.90%, 3/1/2027 50,000 46,636
4.60%, 7/1/2027 35,000 35,041
5.45%, 3/1/2028(b) 55,000 56,992
Series O, 4.25%, 4/1/2029 400,000 392,784
Series R, 1.65%,
8/15/2030(b) 100,000 80,473
3.38%, 3/1/2032 50,000 44,891
3.45%, 1/15/2050 100,000 75,708
Exelon Corp. ,
5.15%, 3/15/2028 30,000 30,523
5.30%, 3/15/2033 60,000 61,042
5.63%, 6/15/2035 300,000 312,747
4.10%, 3/15/2052 35,000 28,730
5.60%, 3/15/2053 60,000 61,104
Florida Power & Light Co. ,
2.85%, 4/1/2025(b) 60,000 58,166
3.13%, 12/1/2025 500,000 484,254
5.05%, 4/1/2028 35,000 36,164
5.10%, 4/1/2033 60,000 62,169
5.65%, 2/1/2037 450,000 476,419
3.95%, 3/1/2048 500,000 430,318
2.88%, 12/4/2051 10,000 7,017
5.30%, 4/1/2053 40,000 42,517
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 959,925
4.70%, 5/15/2032 60,000 59,427
4.30%, 3/15/2042 500,000 441,164
5.13%, 5/15/2052(b) 25,000 24,455
Iberdrola International BV ,
5.81%, 3/15/2025 118,000 120,223
Idaho Power Co. ,
5.50%, 3/15/2053(b) 20,000 20,785
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 307,869
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Indiana Michigan Power Co.,
5.63%, 4/1/2053 30,000 31,237
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 187,041
3.10%, 11/30/2051 70,000 47,998
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 20,000 20,798
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 387,638
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 600,143
4.80%, 9/15/2043 400,000 385,128
2.70%, 8/1/2052 100,000 67,718
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 68,765
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 86,460
Series EE, 3.13%, 8/1/2050 100,000 71,141
Series GG, 5.90%, 5/1/2053 30,000 33,277
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 70,000 69,190
4.26%, 9/1/2024 90,000 89,156
4.45%, 6/20/2025 70,000 69,520
1.88%, 1/15/2027 270,000 244,077
4.63%, 7/15/2027 150,000 149,596
4.90%, 2/28/2028 100,000 100,661
1.90%, 6/15/2028 125,000 109,763
2.75%, 11/1/2029(b) 245,000 217,672
5.00%, 2/28/2030(b) 100,000 101,024
2.44%, 1/15/2032 145,000 120,250
5.00%, 7/15/2032 105,000 105,677
5.05%, 2/28/2033 100,000 100,274
3.00%, 1/15/2052 85,000 57,222
5.25%, 2/28/2053 100,000 98,562
Northern States Power Co. ,
4.00%, 8/15/2045(b) 165,000 140,310
4.50%, 6/1/2052 25,000 23,041
NSTAR Electric Co. ,
3.95%, 4/1/2030 200,000 193,647
Ohio Power Co. ,
Series R, 2.90%, 10/1/2051 90,000 61,460
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 150,000 154,645
Oncor Electric Delivery Co.
LLC ,
4.55%, 9/15/2032 40,000 39,800
4.55%, 12/1/2041 150,000 141,573
5.30%, 6/1/2042 150,000 154,813
3.10%, 9/15/2049 50,000 36,783
2.70%, 11/15/2051 105,000 71,083
4.60%, 6/1/2052 90,000 83,107
4.95%, 9/15/2052 100,000 98,748
Pacific Gas and Electric Co. ,
4.95%, 6/8/2025 100,000 98,800
3.15%, 1/1/2026(b) 350,000 326,545

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
5.45%, 6/15/2027 100,000 98,948
3.75%, 7/1/2028 150,000 138,017
4.20%, 3/1/2029 200,000 182,760
4.55%, 7/1/2030 250,000 234,272
2.50%, 2/1/2031 150,000 121,520
3.25%, 6/1/2031 200,000 169,443
5.90%, 6/15/2032 100,000 99,907
6.15%, 1/15/2033(b) 115,000 118,033
4.50%, 7/1/2040 100,000 82,082
4.20%, 6/1/2041 250,000 197,150
4.95%, 7/1/2050 250,000 205,966
5.25%, 3/1/2052 200,000 170,185
6.75%, 1/15/2053 100,000 103,336
6.70%, 4/1/2053 30,000 30,848
PacifiCorp ,
5.25%, 6/15/2035 177,000 182,925
5.35%, 12/1/2053 100,000 102,334
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 201,911
4.60%, 5/15/2052 30,000 27,980
4.38%, 8/15/2052 30,000 27,147
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033 100,000 102,147
5.25%, 5/15/2053(b) 100,000 103,477
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 157,343
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 165,239
Series 38, 4.10%, 6/1/2032 30,000 28,855
4.30%, 3/15/2044 250,000 222,567
Series 34, 3.20%, 3/1/2050 200,000 147,951
Series 36, 2.70%, 1/15/2051 200,000 132,949
Series 39, 4.50%,
6/1/2052(b) 30,000 27,558
5.25%, 4/1/2053 80,000 81,488
Public Service Co. of New
Hampshire ,
5.15%, 1/15/2053 45,000 45,599
Public Service Co. of
Oklahoma ,
Series J, 2.20%,
8/15/2031(b) 100,000 81,734
5.25%, 1/15/2033(b) 100,000 102,008
Series K, 3.15%, 8/15/2051 50,000 34,515
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031 165,000 134,230
4.90%, 12/15/2032 100,000 102,302
4.65%, 3/15/2033 30,000 30,129
3.95%, 5/1/2042 400,000 343,866
3.20%, 8/1/2049 250,000 187,455
Southern California Edison
Co. ,
Series C, 4.20%, 6/1/2025 70,000 69,156
Series D, 4.70%,
6/1/2027(b) 75,000 75,136
5.85%, 11/1/2027 35,000 36,878
Series G, 2.50%, 6/1/2031 100,000 84,721
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
2.75%, 2/1/2032(b) 100,000 85,836
5.95%, 11/1/2032 25,000 27,081
6.00%, 1/15/2034 177,000 190,699
4.00%, 4/1/2047 200,000 164,237
Series C, 4.13%, 3/1/2048 200,000 165,360
Series B, 4.88%, 3/1/2049 300,000 277,596
Series H, 3.65%, 6/1/2051 30,000 22,882
Series E, 5.45%, 6/1/2052 40,000 39,984
Southern Co. (The) ,
5.15%, 10/6/2025(b) 50,000 50,610
3.25%, 7/1/2026 295,000 281,277
4.40%, 7/1/2046(b) 200,000 174,300
Southwestern Electric Power
Co. ,
5.30%, 4/1/2033 25,000 25,188
Series L, 3.85%, 2/1/2048 300,000 230,783
3.25%, 11/1/2051 100,000 69,565
Tampa Electric Co. ,
4.10%, 6/15/2042 100,000 84,662
3.63%, 6/15/2050 40,000 30,611
5.00%, 7/15/2052 35,000 33,756
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 17,701
5.50%, 4/15/2053(b) 100,000 101,455
Union Electric Co. ,
2.15%, 3/15/2032 100,000 81,857
3.65%, 4/15/2045 250,000 198,561
3.25%, 10/1/2049 250,000 182,516
5.45%, 3/15/2053 100,000 104,530
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031(b) 50,000 41,493
5.00%, 4/1/2033 40,000 40,305
Series B, 4.20%, 5/15/2045 200,000 168,699
2.95%, 11/15/2051 50,000 34,088
Series C, 4.63%, 5/15/2052 40,000 36,322
5.45%, 4/1/2053 90,000 91,903
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 213,509
4.75%, 9/30/2032 25,000 25,140
5.63%, 5/15/2033(b) 59,000 62,870
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 93,950
Wisconsin Public Service
Corp. ,
5.35%, 11/10/2025 30,000 30,525
Xcel Energy, Inc. ,
3.30%, 6/1/2025(b) 500,000 483,037
4.60%, 6/1/2032 60,000 58,249
6.50%, 7/1/2036 177,000 197,059
30,211,895
Electrical Equipment 0.1%
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 472,193
4.15%, 3/15/2033 20,000 19,344

20 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 177,186
1.95%, 10/15/2030 100,000 84,016
2.20%, 12/21/2031(b) 100,000 84,712
2.80%, 12/21/2051 45,000 30,595
Regal Rexnord Corp. ,
6.05%, 4/15/2028(f) 20,000 20,009
6.40%, 4/15/2033(f) 120,000 120,074
Rockwell Automation, Inc. ,
1.75%, 8/15/2031 50,000 40,790
2.80%, 8/15/2061 60,000 38,573
1,087,492
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 30,079
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 224,252
Arrow Electronics, Inc. ,
2.95%, 2/15/2032(b) 160,000 133,376
Avnet, Inc. ,
6.25%, 3/15/2028 30,000 30,536
3.00%, 5/15/2031 100,000 80,739
5.50%, 6/1/2032 20,000 19,490
CDW LLC ,
2.67%, 12/1/2026 150,000 134,928
3.28%, 12/1/2028 150,000 132,135
3.57%, 12/1/2031(b) 150,000 129,019
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 321,405
Flex Ltd. ,
6.00%, 1/15/2028 20,000 20,492
Jabil, Inc. ,
1.70%, 4/15/2026 140,000 125,697
4.25%, 5/15/2027(b) 30,000 28,938
3.00%, 1/15/2031(b) 270,000 226,861
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 66,773
Teledyne Technologies, Inc. ,
0.95%, 4/1/2024 250,000 239,629
Tyco Electronics Group SA ,
4.50%, 2/13/2026 50,000 50,078
1,994,427
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 345,000 312,332
3.34%, 12/15/2027 285,000 267,053
3.14%, 11/7/2029 85,000 76,341
5.13%, 9/15/2040(b) 200,000 194,128
Halliburton Co. ,
3.80%, 11/15/2025 101,000 98,916
6.70%, 9/15/2038 300,000 329,557
5.00%, 11/15/2045(b) 300,000 273,092
NOV, Inc. ,
3.95%, 12/1/2042 90,000 66,673
1,618,092
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.3%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030 25,000 20,251
2.50%, 9/15/2050 200,000 134,060
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 108,501
Take-Two Interactive
Software, Inc. ,
3.55%, 4/14/2025 55,000 53,572
3.70%, 4/14/2027 45,000 43,521
4.00%, 4/14/2032(b) 55,000 50,533
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 314,245
3.00%, 2/13/2026(b) 150,000 144,979
3.00%, 7/30/2046 150,000 110,216
Walt Disney Co. (The) ,
1.75%, 1/13/2026 100,000 93,731
2.00%, 9/1/2029(b) 300,000 260,379
2.65%, 1/13/2031 600,000 530,142
6.55%, 3/15/2033(b) 300,000 346,581
6.20%, 12/15/2034(b) 245,000 278,031
6.65%, 11/15/2037(b) 150,000 177,986
3.50%, 5/13/2040(b) 100,000 85,006
5.40%, 10/1/2043(b) 300,000 316,135
4.70%, 3/23/2050(b) 200,000 195,519
3.60%, 1/13/2051(b) 100,000 81,253
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(b)(f) 390,000 376,715
3.76%, 3/15/2027(b)(f) 450,000 423,778
4.05%, 3/15/2029(f) 130,000 120,918
4.28%, 3/15/2032(b)(f) 230,000 205,343
5.05%, 3/15/2042(f) 200,000 167,287
5.14%, 3/15/2052(f) 900,000 729,210
5,367,892
Financial Services 0.6%
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043(b) 250,000 239,288
Block Financial LLC ,
2.50%, 7/15/2028 105,000 90,500
Corebridge Financial, Inc. ,
3.50%, 4/4/2025(f) 50,000 48,029
3.65%, 4/5/2027(b)(f) 50,000 46,842
3.85%, 4/5/2029(f) 50,000 45,623
3.90%, 4/5/2032(b)(f) 50,000 43,267
4.35%, 4/5/2042(f) 50,000 41,113
4.40%, 4/5/2052(f) 50,000 39,112
Equitable Holdings, Inc. ,
7.00%, 4/1/2028(b) 133,000 144,016
4.35%, 4/20/2028 650,000 624,302
5.59%, 1/11/2033 150,000 147,436
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 84,524
4.70%, 7/15/2027(b) 70,000 68,909
1.65%, 3/1/2028(b) 110,000 94,054
2.25%, 3/1/2031(b) 270,000 215,888
3.10%, 3/1/2041 75,000 52,419
5.63%, 7/15/2052(b) 50,000 47,979
Fiserv, Inc. ,
2.75%, 7/1/2024 150,000 145,541

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Fiserv, Inc.,
2.25%, 6/1/2027 400,000 362,016
5.45%, 3/2/2028 60,000 61,282
3.50%, 7/1/2029 300,000 278,456
2.65%, 6/1/2030 215,000 185,603
5.60%, 3/2/2033 40,000 41,485
4.40%, 7/1/2049 200,000 170,876
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 237,255
2.15%, 1/15/2027 90,000 79,705
4.45%, 6/1/2028 300,000 284,739
3.20%, 8/15/2029 150,000 131,943
5.30%, 8/15/2029 45,000 44,438
2.90%, 11/15/2031 155,000 126,935
5.95%, 8/15/2052 30,000 28,538
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 200,000 164,819
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 286,988
3.30%, 3/26/2027(b) 60,000 58,190
4.88%, 3/9/2028(b) 40,000 41,233
2.95%, 6/1/2029 200,000 185,384
3.35%, 3/26/2030(b) 370,000 351,928
2.00%, 11/18/2031(b) 300,000 253,118
4.85%, 3/9/2033 50,000 51,889
3.80%, 11/21/2046(b) 250,000 218,446
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 1.00%,
10/18/2024 85,000 80,020
1.88%, 2/7/2025 50,000 47,410
3.45%, 6/15/2025 20,000 19,473
5.45%, 10/30/2025(b) 100,000 101,847
4.80%, 3/15/2028 125,000 126,193
3.70%, 3/15/2029 100,000 94,996
2.40%, 3/15/2030 185,000 160,623
Series C, 8.00%, 3/1/2032 159,000 190,360
2.75%, 4/15/2032(b) 50,000 42,720
4.15%, 12/15/2032 30,000 28,535
5.80%, 1/15/2033(b) 50,000 53,234
ORIX Corp. ,
5.00%, 9/13/2027 40,000 39,993
4.00%, 4/13/2032(b) 50,000 46,000
5.20%, 9/13/2032(b) 40,000 40,299
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 85,000 82,342
1.65%, 6/1/2025 95,000 89,181
2.85%, 10/1/2029 170,000 153,167
2.30%, 6/1/2030(b) 100,000 85,627
4.40%, 6/1/2032 60,000 58,703
3.25%, 6/1/2050(b) 120,000 87,637
5.05%, 6/1/2052(b) 60,000 57,697
5.25%, 6/1/2062(b) 60,000 58,074
Shell International Finance
BV ,
2.88%, 5/10/2026(b) 500,000 478,341
2.38%, 11/7/2029(b) 150,000 133,014
4.13%, 5/11/2035 500,000 478,734
6.38%, 12/15/2038 250,000 288,581
2.88%, 11/26/2041 50,000 38,381
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Shell International Finance
BV,
4.55%, 8/12/2043 200,000 189,123
3.75%, 9/12/2046 500,000 421,910
3.00%, 11/26/2051 100,000 72,041
Visa, Inc. ,
3.15%, 12/14/2025(b) 135,000 131,112
1.10%, 2/15/2031(b) 300,000 239,486
4.30%, 12/14/2045 750,000 721,647
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 239,021
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 149,631
11,189,261
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 20,000 17,764
4.02%, 4/16/2043 172,000 152,898
2.70%, 9/15/2051 80,000 55,367
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031(b) 100,000 85,047
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 489,768
Conagra Brands, Inc. ,
7.00%, 10/1/2028(b) 221,000 239,930
5.30%, 11/1/2038 250,000 244,574
General Mills, Inc. ,
4.20%, 4/17/2028 500,000 494,586
2.25%, 10/14/2031 100,000 83,125
4.95%, 3/29/2033 30,000 30,466
3.00%, 2/1/2051 100,000 72,918
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 222,104
Hormel Foods Corp. ,
1.70%, 6/3/2028 200,000 176,387
3.05%, 6/3/2051 200,000 145,831
Ingredion, Inc. ,
2.90%, 6/1/2030 200,000 175,589
J M Smucker Co. (The) ,
2.13%, 3/15/2032(b) 100,000 81,417
4.25%, 3/15/2035 300,000 281,651
JBS USA LUX SA ,
5.13%, 2/1/2028(b)(f) 100,000 96,573
3.00%, 5/15/2032(b)(f) 200,000 156,642
5.75%, 4/1/2033(f) 100,000 95,500
4.38%, 2/2/2052(f) 100,000 72,268
6.50%, 12/1/2052(f) 100,000 94,920
Kellogg Co. ,
3.25%, 4/1/2026 125,000 119,727
5.25%, 3/1/2033 30,000 30,783
4.50%, 4/1/2046(b) 250,000 229,592
Kraft Heinz Foods Co. ,
5.00%, 6/4/2042 800,000 767,170
5.50%, 6/1/2050(b) 200,000 202,346
McCormick & Co., Inc. ,
3.40%, 8/15/2027(b) 100,000 94,844
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044(b) 250,000 231,509

22 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Mondelez International, Inc. ,
1.50%, 5/4/2025(b) 60,000 56,155
2.75%, 4/13/2030 92,000 81,693
1.50%, 2/4/2031 70,000 55,834
2.63%, 9/4/2050 40,000 26,823
Tyson Foods, Inc. ,
3.55%, 6/2/2027 100,000 95,381
4.55%, 6/2/2047 100,000 86,864
5.10%, 9/28/2048(b) 250,000 235,643
Unilever Capital Corp. ,
2.00%, 7/28/2026 100,000 93,372
1.38%, 9/14/2030 165,000 134,327
5.90%, 11/15/2032(b) 206,000 230,722
2.63%, 8/12/2051 200,000 138,142
6,476,252
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 472,844
4.30%, 10/1/2048(b) 100,000 88,703
3.38%, 9/15/2049 160,000 121,932
5.75%, 10/15/2052(b) 30,000 32,716
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028 100,000 102,523
4.40%, 7/1/2032(b) 40,000 38,848
5.40%, 3/1/2033 100,000 103,404
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%,
11/15/2024(b) 100,000 96,339
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 229,267
Piedmont Natural Gas Co.,
Inc. ,
3.35%, 6/1/2050 150,000 105,963
Southern California Gas Co. ,
2.95%, 4/15/2027 80,000 74,925
6.35%, 11/15/2052 10,000 11,516
Southwest Gas Corp. ,
5.80%, 12/1/2027(b) 100,000 103,111
4.05%, 3/15/2032(b) 100,000 91,951
3.18%, 8/15/2051 90,000 60,140
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 76,467
1,810,649
Ground Transportation 0.5%
Burlington Northern Santa Fe
LLC ,
3.75%, 4/1/2024 500,000 493,140
3.65%, 9/1/2025 250,000 244,715
3.25%, 6/15/2027(b) 300,000 289,426
4.55%, 9/1/2044 250,000 235,618
4.70%, 9/1/2045 250,000 237,856
3.90%, 8/1/2046 200,000 169,408
4.05%, 6/15/2048 250,000 218,828
3.55%, 2/15/2050 250,000 200,394
2.88%, 6/15/2052 25,000 17,483
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Canadian National Railway
Co. ,
6.90%, 7/15/2028 242,000 269,761
3.85%, 8/5/2032 40,000 38,023
6.20%, 6/1/2036 236,000 265,473
2.45%, 5/1/2050 85,000 55,368
4.40%, 8/5/2052 35,000 32,787
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031(b) 35,000 30,300
5.95%, 5/15/2037 250,000 268,290
3.00%, 12/2/2041 25,000 19,969
3.10%, 12/2/2051 30,000 21,453
6.13%, 9/15/2115 100,000 107,237
CSX Corp. ,
4.10%, 11/15/2032(b) 40,000 38,519
4.10%, 3/15/2044 250,000 217,200
4.30%, 3/1/2048(b) 250,000 221,355
4.50%, 3/15/2049 150,000 136,227
3.95%, 5/1/2050(b) 100,000 83,233
4.50%, 11/15/2052(b) 40,000 36,576
4.50%, 8/1/2054 150,000 133,270
4.65%, 3/1/2068 40,000 35,631
Kansas City Southern ,
2.88%, 11/15/2029 160,000 143,433
4.20%, 11/15/2069 115,000 92,209
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 87,899
3.00%, 3/15/2032(b) 55,000 48,340
4.45%, 3/1/2033(b) 200,000 194,486
4.45%, 6/15/2045 200,000 175,691
3.40%, 11/1/2049 170,000 124,428
2.90%, 8/25/2051 100,000 66,454
3.70%, 3/15/2053 40,000 30,751
4.55%, 6/1/2053 45,000 40,448
3.16%, 5/15/2055 250,000 170,793
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 72,181
1.75%, 9/1/2026 165,000 148,018
2.90%, 12/1/2026 270,000 249,590
2.85%, 3/1/2027 25,000 22,986
4.30%, 6/15/2027(b) 25,000 24,300
5.65%, 3/1/2028 40,000 40,527
Union Pacific Corp. ,
3.25%, 8/15/2025(b) 500,000 485,667
4.75%, 2/21/2026 200,000 202,373
2.15%, 2/5/2027(b) 55,000 50,923
3.95%, 9/10/2028(b) 500,000 493,885
2.38%, 5/20/2031 200,000 172,637
4.50%, 1/20/2033(b) 100,000 100,234
3.60%, 9/15/2037 500,000 439,633
3.20%, 5/20/2041(b) 100,000 80,490
4.05%, 11/15/2045 220,000 189,270
4.05%, 3/1/2046 340,000 292,688
2.95%, 3/10/2052 335,000 238,231
4.95%, 5/15/2053(b) 100,000 101,232
3.95%, 8/15/2059 300,000 245,021
8,942,358

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025(b) 90,000 88,869
3.75%, 11/30/2026(b) 298,000 295,853
1.15%, 1/30/2028 90,000 78,788
1.40%, 6/30/2030(b) 95,000 79,352
5.30%, 5/27/2040 200,000 214,860
4.90%, 11/30/2046 250,000 257,091
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 429,110
1.92%, 2/1/2027 280,000 250,534
2.27%, 12/1/2028(b) 190,000 165,121
2.54%, 2/1/2032(b) 300,000 244,245
3.13%, 12/1/2051 30,000 19,456
Becton Dickinson & Co. ,
3.73%, 12/15/2024 156,000 152,517
3.70%, 6/6/2027(b) 326,000 314,967
4.69%, 2/13/2028 65,000 65,262
4.30%, 8/22/2032 40,000 38,648
4.67%, 6/6/2047 200,000 186,984
3.79%, 5/20/2050(b) 91,000 73,737
Boston Scientific Corp. ,
4.70%, 3/1/2049(b) 100,000 95,061
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 100,000 89,456
3.25%, 11/15/2039(b) 100,000 83,380
3.40%, 11/15/2049(b) 140,000 110,719
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(f) 175,000 176,036
5.60%, 11/15/2025(f) 150,000 151,810
5.65%, 11/15/2027(b)(f) 200,000 206,724
6.38%, 11/22/2052(f) 100,000 111,804
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 92,609
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028 35,000 34,944
4.50%, 3/30/2033 60,000 60,055
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 345,085
4.63%, 3/15/2045(b) 100,000 98,181
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031(b) 150,000 125,541
Stryker Corp. ,
3.38%, 11/1/2025 160,000 154,275
3.50%, 3/15/2026(b) 70,000 67,869
4.63%, 3/15/2046 200,000 186,895
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031 200,000 167,047
4.45%, 8/15/2045 150,000 129,704
5,442,589
Health Care Providers & Services 1.0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 50,954
Series 2020, 3.01%,
6/15/2050 66,000 46,778
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 55,442
3.88%, 8/15/2047 200,000 158,633
Allina Health System ,
Series 2019, 3.89%,
4/15/2049(b) 50,000 40,662
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 172,072
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 175,044
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 28,070
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050(b) 86,000 57,996
Cardinal Health, Inc. ,
3.41%, 6/15/2027 100,000 94,809
4.37%, 6/15/2047(b) 200,000 166,299
Centene Corp. ,
2.45%, 7/15/2028 400,000 348,000
4.63%, 12/15/2029 600,000 564,144
Cigna Group (The) ,
3.50%, 6/15/2024 500,000 490,506
3.25%, 4/15/2025 250,000 242,213
4.50%, 2/25/2026 350,000 348,326
3.05%, 10/15/2027 400,000 373,301
4.38%, 10/15/2028 300,000 295,611
2.38%, 3/15/2031(b) 110,000 92,799
5.40%, 3/15/2033 60,000 62,293
4.80%, 7/15/2046(b) 250,000 229,940
4.90%, 12/15/2048 600,000 564,610
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114 30,000 27,902
CommonSpirit Health ,
1.55%, 10/1/2025(b) 37,000 34,085
2.78%, 10/1/2030 77,000 65,413
3.82%, 10/1/2049 108,000 84,306
4.19%, 10/1/2049 37,000 30,241
3.91%, 10/1/2050 149,000 115,420
6.46%, 11/1/2052 91,000 104,417
CVS Health Corp. ,
4.10%, 3/25/2025 61,000 60,473
5.00%, 2/20/2026(b) 75,000 75,842
2.88%, 6/1/2026(b) 400,000 380,082
4.30%, 3/25/2028 652,000 640,293
5.13%, 2/21/2030 80,000 81,096
1.75%, 8/21/2030(b) 360,000 292,661
1.88%, 2/28/2031(b) 210,000 170,084
2.13%, 9/15/2031(b) 10,000 8,175
5.25%, 2/21/2033(b) 80,000 81,627
4.88%, 7/20/2035 200,000 195,159
4.13%, 4/1/2040 200,000 171,853
5.13%, 7/20/2045 300,000 284,598
5.05%, 3/25/2048(b) 900,000 841,956
4.25%, 4/1/2050 85,000 71,025
5.63%, 2/21/2053(b) 80,000 81,042
Elevance Health, Inc. ,
5.35%, 10/15/2025(b) 40,000 40,351

24 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Elevance Health, Inc.,
4.10%, 3/1/2028(b) 750,000 734,246
2.25%, 5/15/2030(b) 200,000 171,716
4.10%, 5/15/2032 40,000 38,232
5.50%, 10/15/2032(b) 100,000 105,177
4.75%, 2/15/2033 120,000 120,603
4.63%, 5/15/2042 250,000 233,370
5.10%, 1/15/2044 300,000 293,537
4.65%, 8/15/2044 100,000 92,110
4.55%, 5/15/2052 40,000 36,122
5.13%, 2/15/2053 150,000 149,414
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 79,662
HCA, Inc. ,
5.25%, 6/15/2026 350,000 350,318
5.38%, 9/1/2026(b) 220,000 220,784
3.13%, 3/15/2027(b)(f) 30,000 27,884
4.13%, 6/15/2029 250,000 234,183
2.38%, 7/15/2031 50,000 40,349
3.63%, 3/15/2032(f) 375,000 330,574
5.50%, 6/15/2047 160,000 150,190
5.25%, 6/15/2049 80,000 72,140
4.63%, 3/15/2052(f) 330,000 273,996
Humana, Inc. ,
1.35%, 2/3/2027 280,000 245,830
5.75%, 3/1/2028(b) 60,000 62,312
3.70%, 3/23/2029 100,000 94,082
2.15%, 2/3/2032(b) 215,000 174,291
5.88%, 3/1/2033 100,000 107,605
3.95%, 8/15/2049 150,000 122,586
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 16,896
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 62,935
4.88%, 4/1/2042(b) 250,000 244,559
Series 2019, 3.27%,
11/1/2049(b) 122,000 91,023
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 31,335
2.95%, 12/1/2029 250,000 223,127
4.70%, 2/1/2045(b) 75,000 66,921
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 35,458
Series 2020, 3.19%,
7/1/2049 100,000 73,839
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 55,611
McKesson Corp. ,
1.30%, 8/15/2026(b) 100,000 89,575
3.95%, 2/16/2028 250,000 241,013
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 40,273
4.13%, 7/1/2052(b) 50,000 43,604
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 27,390
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 146,272
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 150,000 121,313
4.26%, 11/1/2047 35,000 29,871
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 93,888
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 94,506
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 29,862
Series 21A, 2.70%,
10/1/2051 151,000 91,742
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 358,578
4.20%, 6/30/2029 100,000 97,768
2.95%, 6/30/2030 75,000 67,120
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 24,838
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 37,650
Series 2018, 4.09%,
8/15/2048 50,000 42,030
Series 20A, 3.36%,
8/15/2050 134,000 97,874
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 50,446
UnitedHealth Group, Inc. ,
5.00%, 10/15/2024 60,000 60,409
5.15%, 10/15/2025(b) 30,000 30,566
1.15%, 5/15/2026(b) 120,000 109,110
3.38%, 4/15/2027 200,000 192,590
3.70%, 5/15/2027(b) 55,000 53,797
2.95%, 10/15/2027 200,000 188,856
5.25%, 2/15/2028 45,000 46,792
4.25%, 1/15/2029 120,000 119,114
4.00%, 5/15/2029(b) 100,000 97,774
2.30%, 5/15/2031 75,000 64,259
4.20%, 5/15/2032 140,000 137,217
5.35%, 2/15/2033(b) 60,000 63,767
4.50%, 4/15/2033 120,000 119,309
4.63%, 7/15/2035 105,000 105,473
5.80%, 3/15/2036 500,000 545,701
3.50%, 8/15/2039 300,000 255,313
3.05%, 5/15/2041(b) 180,000 141,879

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
3.95%, 10/15/2042 250,000 218,526
4.75%, 7/15/2045 250,000 245,015
3.70%, 8/15/2049 500,000 407,686
3.25%, 5/15/2051 60,000 45,079
4.75%, 5/15/2052 200,000 194,687
5.88%, 2/15/2053 145,000 162,979
5.05%, 4/15/2053 120,000 121,295
3.88%, 8/15/2059 100,000 81,733
3.13%, 5/15/2060(b) 100,000 69,970
4.95%, 5/15/2062 100,000 97,331
6.05%, 2/15/2063 40,000 45,542
5.20%, 4/15/2063 80,000 80,999
Universal Health Services,
Inc. ,
1.65%, 9/1/2026(b) 100,000 87,983
2.65%, 1/15/2032 100,000 78,016
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 36,918
20,190,918
Health Care REITs 0.1%
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 250,000 216,632
Healthpeak OP LLC ,
1.35%, 2/1/2027 60,000 52,722
3.50%, 7/15/2029 125,000 114,506
3.00%, 1/15/2030(b) 180,000 157,832
5.25%, 12/15/2032 35,000 35,102
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 513,083
3.63%, 10/1/2029 100,000 83,820
Physicians Realty LP ,
2.63%, 11/1/2031 50,000 39,385
Sabra Health Care LP ,
3.90%, 10/15/2029 50,000 41,343
3.20%, 12/1/2031(b) 100,000 73,346
Ventas Realty LP ,
4.00%, 3/1/2028(b) 250,000 234,738
3.00%, 1/15/2030 100,000 86,378
2.50%, 9/1/2031 100,000 80,317
Welltower OP LLC ,
4.25%, 4/1/2026 50,000 48,905
2.05%, 1/15/2029(b) 70,000 58,383
3.10%, 1/15/2030(b) 100,000 87,172
2.75%, 1/15/2031 300,000 249,235
2.75%, 1/15/2032 200,000 163,506
2,336,405
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 100,000 84,556
Series J, 2.90%, 12/15/2031 80,000 62,429
146,985
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 199,873
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 189,392
3.25%, 2/15/2030(b) 165,000 142,989
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 99,400
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 166,000 167,122
5.00%, 10/15/2027(b) 55,000 55,114
Series HH, 2.85%,
4/15/2031 200,000 170,361
Series GG, 3.50%,
10/15/2032 200,000 175,280
McDonald's Corp. ,
3.80%, 4/1/2028(b) 200,000 196,242
4.70%, 12/9/2035(b) 400,000 399,322
4.88%, 7/15/2040 250,000 243,400
4.88%, 12/9/2045 250,000 242,180
3.63%, 9/1/2049 200,000 160,088
4.20%, 4/1/2050 50,000 44,096
Starbucks Corp. ,
4.75%, 2/15/2026 50,000 50,285
3.50%, 3/1/2028(b) 250,000 238,768
2.55%, 11/15/2030 200,000 174,062
3.00%, 2/14/2032 140,000 124,130
4.80%, 2/15/2033 100,000 100,933
4.45%, 8/15/2049 250,000 225,356
3.50%, 11/15/2050(b) 200,000 155,065
3,553,458
Household Durables 0.1%
DR Horton, Inc. ,
2.50%, 10/15/2024(b) 215,000 205,623
1.30%, 10/15/2026(b) 220,000 194,082
Leggett & Platt, Inc. ,
3.50%, 11/15/2051(b) 50,000 37,029
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 86,834
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 52,196
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 488,824
2.40%, 5/15/2031 175,000 143,220
4.70%, 5/14/2032 20,000 19,193
5.50%, 3/1/2033 50,000 50,162
1,277,163
Household Products 0.1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031(b) 100,000 83,910
5.60%, 11/15/2032 40,000 42,906
5.00%, 6/15/2052 40,000 39,700
Clorox Co. (The) ,
4.60%, 5/1/2032 100,000 99,463
Colgate-Palmolive Co. ,
4.80%, 3/2/2026 16,000 16,347
4.60%, 3/1/2028 16,000 16,405
3.25%, 8/15/2032 35,000 32,778
4.60%, 3/1/2033 16,000 16,610

26 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Kimberly-Clark Corp. ,
4.50%, 2/16/2033(b) 100,000 101,463
6.63%, 8/1/2037(b) 130,000 158,301
3.20%, 7/30/2046 165,000 127,751
2.88%, 2/7/2050 100,000 73,731
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 219,831
4.10%, 1/26/2026 150,000 151,147
1.00%, 4/23/2026(b) 170,000 155,519
2.85%, 8/11/2027(b) 250,000 238,376
1.20%, 10/29/2030 100,000 81,706
1.95%, 4/23/2031 300,000 259,064
3.60%, 3/25/2050 300,000 261,961
2,176,969
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031(b) 70,000 56,990
Constellation Energy
Generation LLC ,
5.60%, 3/1/2028(b) 40,000 41,164
5.80%, 3/1/2033(b) 40,000 41,256
6.25%, 10/1/2039 180,000 189,671
Oglethorpe Power Corp. ,
4.50%, 4/1/2047(f) 40,000 34,006
5.25%, 9/1/2050 200,000 188,927
Southern Power Co. ,
0.90%, 1/15/2026 200,000 180,221
732,235
Industrial Conglomerates 0.1%
3M Co. ,
2.00%, 2/14/2025(b) 200,000 190,498
3.00%, 8/7/2025 400,000 384,531
3.05%, 4/15/2030 100,000 91,446
5.70%, 3/15/2037(b) 415,000 446,781
3.25%, 8/26/2049(b) 90,000 66,942
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035(b) 200,000 193,760
Honeywell International, Inc. ,
4.85%, 11/1/2024(b) 60,000 60,394
1.35%, 6/1/2025(b) 40,000 37,531
2.50%, 11/1/2026(b) 500,000 474,620
1.10%, 3/1/2027 100,000 89,794
4.95%, 2/15/2028 60,000 61,974
2.70%, 8/15/2029 500,000 460,491
1.75%, 9/1/2031(b) 100,000 82,043
5.00%, 2/15/2033 60,000 63,227
2.80%, 6/1/2050 90,000 67,479
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,057
2,802,568
Industrial REITs 0.0%
†
Prologis LP ,
2.88%, 11/15/2029 125,000 111,460
2.25%, 4/15/2030(b) 160,000 135,734
1.75%, 7/1/2030 65,000 52,761
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
Prologis LP,
1.25%, 10/15/2030(b) 65,000 51,108
2.25%, 1/15/2032(b) 200,000 164,501
4.63%, 1/15/2033 50,000 49,414
4.75%, 6/15/2033 35,000 34,776
3.00%, 4/15/2050 65,000 45,037
2.13%, 10/15/2050 155,000 87,951
5.25%, 6/15/2053 30,000 30,034
Rexford Industrial Realty LP ,
5.00%, 6/15/2028 20,000 19,731
2.15%, 9/1/2031 90,000 71,270
853,777
Insurance 0.6%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 470,369
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 47,088
3.25%, 8/15/2051 50,000 36,367
Allstate Corp. (The) ,
5.25%, 3/30/2033 20,000 20,221
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 184,185
American International Group,
Inc. ,
2.50%, 6/30/2025(b) 116,000 109,733
3.90%, 4/1/2026(b) 87,000 84,629
5.13%, 3/27/2033 60,000 59,640
4.80%, 7/10/2045 150,000 136,254
4.38%, 6/30/2050 200,000 170,798
Aon Corp. ,
2.80%, 5/15/2030 200,000 176,737
2.05%, 8/23/2031 50,000 40,373
2.60%, 12/2/2031(b) 25,000 20,976
5.00%, 9/12/2032 30,000 30,131
5.35%, 2/28/2033 25,000 25,895
2.90%, 8/23/2051 50,000 33,334
3.90%, 2/28/2052(b) 30,000 24,193
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 222,423
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 227,716
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031(b) 200,000 162,430
3.05%, 3/9/2052 100,000 64,931
5.75%, 3/2/2053 12,000 12,029
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 451,526
6.65%, 2/1/2033 50,000 50,750
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 94,678
4.40%, 5/15/2042 140,000 133,918
4.30%, 5/15/2043(b) 250,000 230,796
4.25%, 1/15/2049 300,000 276,531
2.85%, 10/15/2050 45,000 31,740
3.85%, 3/15/2052 100,000 83,619
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047 150,000 109,579

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Brown & Brown, Inc. ,
4.20%, 3/17/2032(b) 30,000 26,972
4.95%, 3/17/2052 25,000 21,365
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 182,527
Chubb INA Holdings, Inc. ,
3.35%, 5/3/2026(b) 90,000 87,044
4.35%, 11/3/2045(b) 250,000 230,138
2.85%, 12/15/2051 50,000 35,256
3.05%, 12/15/2061 35,000 23,594
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 61,619
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050(b) 125,000 90,718
3.13%, 10/15/2052 50,000 33,731
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028(b)(f) 50,000 50,305
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 200,000 188,547
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 21,848
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 57,977
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 203,254
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 79,826
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 318,932
Kemper Corp. ,
3.80%, 2/23/2032 30,000 25,835
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 410,752
Loews Corp. ,
4.13%, 5/15/2043(b) 200,000 169,773
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(b)(c) 500,000 475,360
3.70%, 3/16/2032 20,000 18,392
Markel Corp. ,
3.35%, 9/17/2029 475,000 428,905
3.45%, 5/7/2052 100,000 70,471
Marsh & McLennan Cos., Inc. ,
5.75%, 11/1/2032 25,000 26,835
4.20%, 3/1/2048 500,000 429,007
6.25%, 11/1/2052 25,000 28,139
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 489,176
5.70%, 6/15/2035 159,000 168,216
6.40%, 12/15/2036(b) 300,000 290,292
4.88%, 11/13/2043(b) 250,000 234,100
5.00%, 7/15/2052 60,000 56,133
5.25%, 1/15/2054(b) 100,000 97,351
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 40,000 37,114
Old Republic International
Corp. ,
3.88%, 8/26/2026 200,000 191,415
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 485,302
5.38%, 3/15/2033 40,000 40,023
4.30%, 11/15/2046 50,000 40,513
5.50%, 3/15/2053 45,000 43,022
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 36,876
3.00%, 3/15/2032(b) 30,000 26,804
6.25%, 12/1/2032 162,000 181,489
3.70%, 1/26/2045(b) 250,000 201,939
Prudential Financial, Inc. ,
3.88%, 3/27/2028 200,000 193,677
4.60%, 5/15/2044 250,000 228,343
3.91%, 12/7/2047 186,000 147,172
3.94%, 12/7/2049 505,000 399,442
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040(b) 250,000 263,711
4.10%, 3/4/2049 200,000 172,803
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 219,337
Unum Group ,
4.00%, 6/15/2029 250,000 233,116
4.13%, 6/15/2051(b) 50,000 35,698
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 80,581
Willis North America, Inc. ,
4.65%, 6/15/2027(b) 50,000 49,200
4.50%, 9/15/2028 400,000 387,051
2.95%, 9/15/2029 65,000 57,254
12,707,861
Interactive Media & Services 0.1%
Alphabet, Inc. ,
0.45%, 8/15/2025 45,000 41,274
2.00%, 8/15/2026(b) 500,000 468,335
0.80%, 8/15/2027 90,000 78,923
1.10%, 8/15/2030(b) 165,000 135,075
1.90%, 8/15/2040 100,000 70,093
2.05%, 8/15/2050 500,000 317,808
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 193,692
Meta Platforms, Inc. ,
3.50%, 8/15/2027 230,000 222,137
3.85%, 8/15/2032 195,000 182,450
4.45%, 8/15/2052(b) 165,000 145,157
4.65%, 8/15/2062(b) 180,000 158,995
2,013,939
IT Services 0.1%
CGI, Inc. ,
1.45%, 9/14/2026 50,000 44,890
2.30%, 9/14/2031 50,000 39,489

28 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 87,713
2.38%, 9/15/2028(b) 100,000 84,631
International Business
Machines Corp. ,
4.50%, 2/6/2026 300,000 299,447
3.30%, 5/15/2026(b) 400,000 385,794
3.50%, 5/15/2029 400,000 375,772
1.95%, 5/15/2030 400,000 334,184
5.88%, 11/29/2032(b) 53,000 57,704
4.15%, 5/15/2039 300,000 265,815
4.00%, 6/20/2042(b) 150,000 127,667
4.25%, 5/15/2049(b) 300,000 258,005
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b) 150,000 114,724
2,475,835
Leisure Products 0.0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 49,319
4.40%, 9/15/2032(b) 100,000 86,800
5.10%, 4/1/2052 30,000 22,082
Hasbro, Inc. ,
3.00%, 11/19/2024 100,000 96,433
3.55%, 11/19/2026(b) 100,000 94,009
3.90%, 11/19/2029(b) 100,000 91,039
5.10%, 5/15/2044 100,000 87,309
526,991
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029(b) 165,000 147,611
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032 50,000 45,222
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 244,615
2.80%, 12/10/2051 140,000 97,649
Illumina, Inc. ,
5.80%, 12/12/2025 100,000 100,924
5.75%, 12/13/2027 100,000 102,506
PerkinElmer, Inc. ,
1.90%, 9/15/2028 60,000 51,192
3.30%, 9/15/2029(b) 100,000 89,244
2.25%, 9/15/2031 35,000 28,026
Thermo Fisher Scientific, Inc. ,
4.80%, 11/21/2027 65,000 66,512
1.75%, 10/15/2028(b) 115,000 101,042
2.60%, 10/1/2029(b) 325,000 293,089
2.00%, 10/15/2031(b) 55,000 45,843
4.95%, 11/21/2032 70,000 72,639
2.80%, 10/15/2041 30,000 22,818
5.30%, 2/1/2044 100,000 104,369
1,613,301
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029(b) 70,000 63,883
6.05%, 8/15/2036 177,000 199,247
3.25%, 9/19/2049(b) 330,000 262,380
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 30,000 29,215
5.45%, 10/14/2025(b) 100,000 101,116
1.45%, 7/15/2026 150,000 134,318
Cummins, Inc. ,
2.60%, 9/1/2050(b) 50,000 32,610
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 229,578
Dover Corp. ,
2.95%, 11/4/2029 45,000 40,159
5.38%, 3/1/2041 100,000 101,432
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 79,329
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 204,826
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 232,677
Parker-Hannifin Corp. ,
3.65%, 6/15/2024 90,000 88,645
4.25%, 9/15/2027 65,000 63,769
4.50%, 9/15/2029(b) 95,000 94,069
4.20%, 11/21/2034(b) 300,000 284,644
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028 100,000 103,065
4.25%, 11/15/2028 250,000 241,415
2.30%, 3/15/2030 500,000 414,951
3.00%, 5/15/2032 40,000 33,533
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(e) 250,000 245,176
3,280,037
Media 0.6%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 405,908
4.20%, 3/15/2028 200,000 189,290
2.25%, 1/15/2029 100,000 83,400
5.05%, 3/30/2029 150,000 144,731
2.30%, 2/1/2032(b) 300,000 228,582
4.40%, 4/1/2033(b) 75,000 66,556
6.38%, 10/23/2035 300,000 298,865
3.50%, 3/1/2042 100,000 67,565
5.38%, 5/1/2047 400,000 330,019
5.75%, 4/1/2048 350,000 302,045
4.80%, 3/1/2050 500,000 381,097
5.25%, 4/1/2053(b) 180,000 145,878
6.83%, 10/23/2055 150,000 145,733
3.85%, 4/1/2061 310,000 193,281
Comcast Corp. ,
3.95%, 10/15/2025 500,000 494,366
5.35%, 11/15/2027(b) 55,000 57,265
3.15%, 2/15/2028(b) 500,000 474,496
3.40%, 4/1/2030 365,000 341,251
1.95%, 1/15/2031(b) 700,000 582,464
5.50%, 11/15/2032 60,000 63,983
4.25%, 1/15/2033(b) 250,000 243,502
4.65%, 2/15/2033 160,000 160,815
7.05%, 3/15/2033(b) 295,000 349,670
4.40%, 8/15/2035 200,000 193,497

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
6.50%, 11/15/2035 100,000 114,867
3.90%, 3/1/2038 250,000 223,773
3.40%, 7/15/2046(b) 250,000 193,886
3.97%, 11/1/2047 443,000 372,397
4.70%, 10/15/2048(b) 400,000 378,702
4.00%, 11/1/2049(b) 450,000 377,783
2.45%, 8/15/2052 300,000 187,444
2.94%, 11/1/2056 527,000 350,799
2.65%, 8/15/2062 300,000 182,792
Discovery Communications
LLC ,
3.45%, 3/15/2025(b) 270,000 259,285
4.90%, 3/11/2026(b) 115,000 114,127
3.95%, 3/20/2028(b) 500,000 468,793
3.63%, 5/15/2030 200,000 177,361
5.00%, 9/20/2037 125,000 110,265
4.00%, 9/15/2055 330,000 218,841
Fox Corp. ,
5.58%, 1/25/2049(b) 300,000 286,656
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 257,960
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031(b) 160,000 132,789
3.38%, 3/1/2041 70,000 52,652
Omnicom Group, Inc. ,
3.60%, 4/15/2026(b) 200,000 194,075
Paramount Global ,
5.50%, 5/15/2033(b) 118,000 112,239
4.38%, 3/15/2043 459,000 326,169
4.60%, 1/15/2045 250,000 181,817
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 689,462
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 536,822
12,446,015
Metals & Mining 0.2%
ArcelorMittal SA ,
6.55%, 11/29/2027 40,000 41,598
6.80%, 11/29/2032 40,000 41,959
7.00%, 10/15/2039(e) 100,000 105,076
Barrick North America Finance
LLC ,
5.75%, 5/1/2043(b) 100,000 105,301
BHP Billiton Finance USA Ltd. ,
4.88%, 2/27/2026 60,000 60,405
6.42%, 3/1/2026 80,000 83,916
4.75%, 2/28/2028 60,000 60,726
4.90%, 2/28/2033 35,000 35,708
5.00%, 9/30/2043 400,000 405,111
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 342,990
Newmont Corp. ,
2.60%, 7/15/2032(b) 115,000 96,253
5.88%, 4/1/2035(b) 236,000 249,126
4.88%, 3/15/2042(b) 150,000 143,331
Nucor Corp. ,
3.95%, 5/23/2025 60,000 59,034
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Nucor Corp.,
4.30%, 5/23/2027 60,000 58,908
5.20%, 8/1/2043(b) 200,000 202,151
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 218,774
Rio Tinto Finance USA plc ,
5.00%, 3/9/2033(b) 55,000 56,565
4.13%, 8/21/2042(b) 250,000 225,153
5.13%, 3/9/2053 60,000 61,791
Southern Copper Corp. ,
3.88%, 4/23/2025 50,000 48,391
6.75%, 4/16/2040 250,000 279,255
5.88%, 4/23/2045 100,000 103,890
Steel Dynamics, Inc. ,
3.25%, 1/15/2031(b) 200,000 178,031
Teck Resources Ltd. ,
6.25%, 7/15/2041(b) 250,000 256,983
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 268,880
6.88%, 11/10/2039(b) 250,000 259,039
4,048,345
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 60,000 57,621
1.95%, 3/15/2027 80,000 71,794
Ameren Illinois Co. ,
3.85%, 9/1/2032 40,000 37,794
2.90%, 6/15/2051(b) 100,000 69,001
5.90%, 12/1/2052 100,000 111,708
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043(b) 400,000 392,441
4.60%, 5/1/2053 90,000 82,061
Black Hills Corp. ,
5.95%, 3/15/2028(b) 100,000 103,584
3.05%, 10/15/2029 210,000 183,234
3.88%, 10/15/2049 100,000 75,338
CenterPoint Energy, Inc. ,
2.65%, 6/1/2031(b) 85,000 71,957
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031(b) 50,000 42,356
5.20%, 3/1/2033 40,000 41,253
3.95%, 3/1/2043 500,000 420,757
4.50%, 12/1/2045 150,000 133,753
6.15%, 11/15/2052 200,000 225,411
3.70%, 11/15/2059 50,000 37,475
3.60%, 6/15/2061(b) 200,000 150,373
Consumers Energy Co. ,
4.65%, 3/1/2028 200,000 201,489
4.63%, 5/15/2033 100,000 99,717
4.35%, 4/15/2049 300,000 271,116
3.10%, 8/15/2050 45,000 32,421
2.65%, 8/15/2052 25,000 16,471
2.50%, 5/1/2060 100,000 58,559
Dominion Energy, Inc. ,
Series D, 2.85%, 8/15/2026 500,000 468,854
Series C, 2.25%, 8/15/2031 30,000 24,702

30 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Dominion Energy, Inc.,
Series A, 4.35%,
8/15/2032(b) 40,000 38,185
5.38%, 11/15/2032 50,000 51,238
Series E, 6.30%, 3/15/2033 10,000 10,965
Series B, 5.95%, 6/15/2035 151,000 159,430
Series C, 4.90%, 8/1/2041 600,000 548,848
Series B, 4.85%,
8/15/2052(b) 40,000 36,221
DTE Energy Co. ,
4.22%, 11/1/2024(e) 90,000 88,987
Series F, 1.05%, 6/1/2025 170,000 156,225
2.95%, 3/1/2030 50,000 43,935
NiSource, Inc. ,
0.95%, 8/15/2025(b) 160,000 145,560
2.95%, 9/1/2029(b) 250,000 222,169
1.70%, 2/15/2031(b) 85,000 67,283
5.95%, 6/15/2041 300,000 314,136
5.00%, 6/15/2052(b) 70,000 66,524
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 241,416
2.38%, 6/15/2028 200,000 176,174
4.22%, 3/15/2032 40,000 36,612
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 201,719
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030(b) 100,000 81,587
4.15%, 5/15/2048 200,000 173,417
3.32%, 4/15/2050 200,000 148,239
5.35%, 4/1/2053 95,000 97,835
Sempra Energy ,
6.00%, 10/15/2039 220,000 231,795
4.00%, 2/1/2048(b) 150,000 121,986
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 199,181
4.40%, 6/1/2043 250,000 210,632
Series 21A, 3.15%,
9/30/2051(b) 100,000 68,919
WEC Energy Group, Inc. ,
4.75%, 1/9/2026 50,000 50,012
5.15%, 10/1/2027 100,000 101,742
4.75%, 1/15/2028 50,000 49,942
1.80%, 10/15/2030 300,000 242,562
7,864,716
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 300,000 260,108
3.55%, 3/15/2052 70,000 48,746
5.15%, 4/15/2053(b) 70,000 64,137
Boston Properties LP ,
2.75%, 10/1/2026(b) 250,000 215,856
2.90%, 3/15/2030 100,000 76,906
2.45%, 10/1/2033(b) 300,000 201,841
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs
Corporate Office Properties
LP ,
2.00%, 1/15/2029 100,000 77,705
2.90%, 12/1/2033 100,000 69,727
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 197,112
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 73,409
1,285,547
Oil, Gas & Consumable Fuels 1.6%
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 217,526
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 487,202
4.81%, 2/13/2033(b) 50,000 50,768
3.06%, 6/17/2041 50,000 38,651
3.00%, 2/24/2050 500,000 353,885
2.77%, 11/10/2050 300,000 202,998
2.94%, 6/4/2051(b) 150,000 104,009
3.00%, 3/17/2052 50,000 35,249
3.38%, 2/8/2061 50,000 36,125
BP Capital Markets plc ,
3.72%, 11/28/2028(b) 500,000 483,920
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 489,634
6.25%, 3/15/2038(b) 340,000 355,392
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 37,136
6.75%, 11/15/2039(b) 54,000 57,453
5.40%, 6/15/2047(b) 200,000 185,936
3.75%, 2/15/2052(b) 25,000 18,191
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027(b) 250,000 250,190
3.70%, 11/15/2029(b) 65,000 59,830
2.74%, 12/31/2039(b) 100,000 82,518
Cheniere Energy Partners LP ,
3.25%, 1/31/2032(b) 200,000 165,224
Chevron Corp. ,
1.55%, 5/11/2025 200,000 188,602
2.95%, 5/16/2026(b) 300,000 288,871
2.00%, 5/11/2027(b) 120,000 109,912
2.24%, 5/11/2030 60,000 53,051
3.08%, 5/11/2050 25,000 18,922
Chevron USA, Inc. ,
0.69%, 8/12/2025 140,000 128,470
1.02%, 8/12/2027(b) 120,000 105,675
3.85%, 1/15/2028 50,000 49,338
2.34%, 8/12/2050 200,000 131,430
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 143,376
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 485,310
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 139,436

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
CNOOC Petroleum North
America ULC,
6.40%, 5/15/2037 200,000 220,258
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 101,023
ConocoPhillips ,
5.90%, 10/15/2032 177,000 196,411
ConocoPhillips Co. ,
2.40%, 3/7/2025 50,000 47,985
3.76%, 3/15/2042 250,000 212,479
4.30%, 11/15/2044 155,000 139,448
3.80%, 3/15/2052 50,000 41,349
4.03%, 3/15/2062 200,000 163,812
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 46,455
Devon Energy Corp. ,
5.88%, 6/15/2028 100,000 101,863
4.75%, 5/15/2042 300,000 261,090
Diamondback Energy, Inc. ,
3.50%, 12/1/2029(b) 100,000 91,376
6.25%, 3/15/2033 35,000 36,987
4.40%, 3/24/2051 50,000 40,237
6.25%, 3/15/2053(b) 60,000 62,101
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029 200,000 178,195
Enbridge Energy Partners LP ,
5.88%, 10/15/2025 250,000 254,414
Enbridge, Inc. ,
1.60%, 10/4/2026 95,000 85,233
3.70%, 7/15/2027(b) 500,000 475,861
3.13%, 11/15/2029 150,000 135,181
5.70%, 3/8/2033(b) 80,000 83,212
2.50%, 8/1/2033(b) 200,000 161,166
4.00%, 11/15/2049 250,000 196,639
3.40%, 8/1/2051 65,000 45,804
Energy Transfer LP ,
4.75%, 1/15/2026(b) 250,000 246,895
5.55%, 2/15/2028(b) 50,000 50,773
3.75%, 5/15/2030 60,000 55,369
5.75%, 2/15/2033(b) 30,000 30,725
6.05%, 6/1/2041(b) 75,000 75,729
5.00%, 5/15/2044(e) 150,000 128,020
5.35%, 5/15/2045 500,000 442,038
5.30%, 4/15/2047 300,000 262,885
6.25%, 4/15/2049 450,000 445,827
Enterprise Products Operating
LLC ,
5.05%, 1/10/2026(b) 70,000 70,966
2.80%, 1/31/2030 120,000 106,418
5.35%, 1/31/2033 70,000 72,526
6.13%, 10/15/2039 285,000 309,315
4.45%, 2/15/2043(b) 500,000 445,061
4.85%, 3/15/2044 100,000 92,829
4.25%, 2/15/2048 250,000 213,026
3.70%, 1/31/2051 250,000 193,245
3.20%, 2/15/2052 80,000 56,902
4.95%, 10/15/2054 200,000 180,945
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 60,461
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Equinor ASA ,
3.25%, 11/10/2024(b) 500,000 490,683
3.70%, 4/6/2050 500,000 420,403
Exxon Mobil Corp. ,
2.02%, 8/16/2024(b) 100,000 96,567
2.71%, 3/6/2025 500,000 485,342
3.04%, 3/1/2026(b) 235,000 228,087
2.28%, 8/16/2026(b) 100,000 93,853
3.29%, 3/19/2027(b) 200,000 194,772
3.48%, 3/19/2030 250,000 238,865
2.61%, 10/15/2030(b) 250,000 224,673
4.23%, 3/19/2040 200,000 187,252
3.10%, 8/16/2049 250,000 187,131
4.33%, 3/19/2050 326,000 300,942
3.45%, 4/15/2051 274,000 218,163
Hess Corp. ,
4.30%, 4/1/2027 500,000 488,062
5.60%, 2/15/2041(b) 250,000 240,987
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024(b) 250,000 247,107
6.38%, 3/1/2041 250,000 257,600
5.00%, 8/15/2042 350,000 311,655
Kinder Morgan, Inc. ,
4.30%, 6/1/2025(b) 160,000 157,582
1.75%, 11/15/2026(b) 300,000 270,373
2.00%, 2/15/2031 50,000 40,362
4.80%, 2/1/2033(b) 60,000 57,890
5.20%, 6/1/2033(b) 90,000 89,415
5.30%, 12/1/2034 350,000 343,493
5.05%, 2/15/2046 250,000 220,432
3.25%, 8/1/2050 50,000 33,149
5.45%, 8/1/2052 60,000 55,711
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 250,000 198,865
3.95%, 3/1/2050 25,000 18,885
Marathon Oil Corp. ,
6.80%, 3/15/2032 118,000 124,352
6.60%, 10/1/2037(b) 70,000 71,454
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 246,261
6.50%, 3/1/2041 250,000 266,707
MPLX LP ,
4.88%, 6/1/2025 250,000 248,169
1.75%, 3/1/2026(b) 160,000 146,018
4.25%, 12/1/2027 350,000 338,911
4.00%, 3/15/2028(b) 500,000 478,394
2.65%, 8/15/2030 190,000 161,124
4.95%, 9/1/2032 90,000 88,017
5.00%, 3/1/2033 35,000 34,250
4.50%, 4/15/2038 250,000 222,225
4.70%, 4/15/2048 200,000 167,930
4.95%, 3/14/2052 110,000 95,610
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 496,745
6.13%, 2/1/2041 100,000 97,939
ONEOK, Inc. ,
4.00%, 7/13/2027(b) 500,000 477,534
4.35%, 3/15/2029 100,000 94,557

32 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ONEOK, Inc.,
5.20%, 7/15/2048 250,000 216,057
Ovintiv, Inc. ,
6.50%, 2/1/2038 250,000 249,370
Phillips 66 ,
4.95%, 12/1/2027 40,000 40,178
5.30%, 6/30/2033 50,000 50,675
4.65%, 11/15/2034(b) 200,000 191,806
5.88%, 5/1/2042(b) 382,000 404,711
Phillips 66 Co. ,
3.61%, 2/15/2025(b)(f) 500,000 485,740
4.90%, 10/1/2046(f) 50,000 45,685
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 30,000 30,125
1.90%, 8/15/2030(b) 200,000 162,852
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 200,000 197,809
5.15%, 6/1/2042 250,000 210,576
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 996,409
5.90%, 9/15/2037(f) 60,000 61,374
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 84,070
Suncor Energy, Inc. ,
6.50%, 6/15/2038 350,000 374,857
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 59,498
6.13%, 3/15/2033(b) 100,000 103,551
6.25%, 7/1/2052 60,000 59,148
6.50%, 2/15/2053(b) 100,000 102,348
Targa Resources Partners LP ,
4.00%, 1/15/2032 100,000 87,154
TotalEnergies Capital
International SA ,
2.83%, 1/10/2030 500,000 456,000
3.13%, 5/29/2050 200,000 148,266
3.39%, 6/29/2060 100,000 74,967
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 95,000 89,085
4.88%, 1/15/2026(b) 285,000 284,095
4.25%, 5/15/2028 500,000 485,137
2.50%, 10/12/2031(b) 100,000 81,713
5.85%, 3/15/2036 450,000 457,052
6.10%, 6/1/2040 200,000 206,371
Valero Energy Corp. ,
2.80%, 12/1/2031 100,000 84,073
7.50%, 4/15/2032 118,000 135,710
6.63%, 6/15/2037(b) 200,000 218,741
3.65%, 12/1/2051 50,000 36,300
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025(b) 500,000 488,280
5.40%, 3/2/2026(b) 55,000 56,032
3.50%, 11/15/2030(b) 400,000 362,281
4.65%, 8/15/2032(b) 60,000 57,831
5.65%, 3/15/2033 100,000 103,272
5.80%, 11/15/2043 250,000 246,528
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The),
4.90%, 1/15/2045(b) 350,000 308,237
31,321,226
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 62,821
Suzano Austria GmbH ,
2.50%, 9/15/2028 200,000 170,250
6.00%, 1/15/2029 200,000 201,500
5.00%, 1/15/2030(b) 200,000 190,500
625,071
Passenger Airlines 0.0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 291,957 240,169
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 274,212
2.63%, 2/10/2030 50,000 42,180
556,561
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024(b) 85,000 82,000
2.38%, 12/1/2029 35,000 30,935
1.95%, 3/15/2031 100,000 83,928
3.13%, 12/1/2049(b) 150,000 114,947
Haleon US Capital LLC ,
3.63%, 3/24/2032 500,000 454,097
Kenvue, Inc. ,
5.05%, 3/22/2028(f) 105,000 108,517
5.00%, 3/22/2030(f) 80,000 82,406
4.90%, 3/22/2033(f) 140,000 144,645
5.10%, 3/22/2043(f) 60,000 61,907
5.05%, 3/22/2053(f) 100,000 103,059
5.20%, 3/22/2063(f) 45,000 46,624
1,313,065
Pharmaceuticals 0.8%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 200,000 182,131
4.88%, 3/3/2028 100,000 102,880
1.75%, 5/28/2028 125,000 110,918
4.90%, 3/3/2030 100,000 102,283
2.25%, 5/28/2031 35,000 30,112
4.88%, 3/3/2033 100,000 103,152
AstraZeneca plc ,
3.38%, 11/16/2025(b) 500,000 488,827
0.70%, 4/8/2026(b) 200,000 179,987
1.38%, 8/6/2030 200,000 163,037
6.45%, 9/15/2037 200,000 235,925
4.00%, 9/18/2042(b) 250,000 227,632
2.13%, 8/6/2050 85,000 53,554
3.00%, 5/28/2051 180,000 136,846
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 312,718
3.20%, 6/15/2026(b) 132,000 127,563
3.90%, 2/20/2028(b) 750,000 735,623

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co.,
2.95%, 3/15/2032(b) 140,000 126,209
2.35%, 11/13/2040 350,000 252,181
3.25%, 8/1/2042 250,000 199,502
4.55%, 2/20/2048 195,000 184,250
4.25%, 10/26/2049 400,000 362,678
2.55%, 11/13/2050 300,000 200,715
Eli Lilly & Co. ,
2.75%, 6/1/2025(b) 95,000 91,930
4.70%, 2/27/2033(b) 40,000 41,011
2.25%, 5/15/2050 300,000 198,378
4.88%, 2/27/2053 40,000 41,360
2.50%, 9/15/2060 150,000 95,950
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 294,278
5.38%, 4/15/2034(b) 201,000 214,196
4.20%, 3/18/2043 300,000 271,225
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 240,190
4.95%, 5/15/2033(b) 263,000 284,695
3.63%, 3/3/2037 100,000 92,465
3.70%, 3/1/2046(b) 250,000 223,869
3.75%, 3/3/2047 100,000 89,978
2.45%, 9/1/2060 500,000 329,335
Merck & Co., Inc. ,
2.75%, 2/10/2025 220,000 215,020
1.70%, 6/10/2027(b) 170,000 154,457
1.90%, 12/10/2028(b) 130,000 115,271
2.15%, 12/10/2031 115,000 97,358
3.90%, 3/7/2039(b) 100,000 91,642
3.60%, 9/15/2042 250,000 215,158
4.15%, 5/18/2043 350,000 327,666
4.00%, 3/7/2049 350,000 314,912
2.75%, 12/10/2051 70,000 49,547
2.90%, 12/10/2061 100,000 68,471
Novartis Capital Corp. ,
3.10%, 5/17/2027(b) 500,000 481,163
4.40%, 5/6/2044 200,000 196,811
4.00%, 11/20/2045(b) 200,000 183,836
Pfizer, Inc. ,
3.40%, 5/15/2024(b) 500,000 493,217
0.80%, 5/28/2025(b) 125,000 115,941
2.63%, 4/1/2030(b) 100,000 90,274
1.70%, 5/28/2030(b) 140,000 117,862
1.75%, 8/18/2031 100,000 82,488
7.20%, 3/15/2039 525,000 660,932
2.55%, 5/28/2040 45,000 33,815
4.00%, 3/15/2049 500,000 453,195
2.70%, 5/28/2050(b) 65,000 46,449
Pharmacia LLC ,
6.60%, 12/1/2028(e) 177,000 197,885
Royalty Pharma plc ,
2.20%, 9/2/2030 50,000 40,841
2.15%, 9/2/2031(b) 35,000 27,662
3.55%, 9/2/2050 200,000 137,866
3.35%, 9/2/2051 50,000 32,935
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 925,000 880,027
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 168,879
3.03%, 7/9/2040 200,000 152,579
3.18%, 7/9/2050 300,000 214,283
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026(b) 500,000 476,219
5.25%, 6/15/2046(b) 100,000 79,318
Viatris, Inc. ,
1.65%, 6/22/2025(b) 200,000 183,399
2.30%, 6/22/2027(b) 400,000 350,547
2.70%, 6/22/2030(b) 150,000 121,916
4.00%, 6/22/2050 100,000 65,752
Wyeth LLC ,
6.50%, 2/1/2034 206,000 236,879
Zoetis, Inc. ,
4.50%, 11/13/2025 230,000 228,757
3.90%, 8/20/2028 350,000 340,505
3.00%, 5/15/2050 300,000 214,314
15,883,631
Professional Services 0.1%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 107,079
1.25%, 9/1/2030(b) 400,000 327,856
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 205,444
2.60%, 5/1/2031 135,000 112,967
Equifax, Inc. ,
5.10%, 12/15/2027 45,000 45,258
2.35%, 9/15/2031 100,000 80,487
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033(b) 75,000 75,078
Thomson Reuters Corp. ,
3.35%, 5/15/2026 280,000 267,950
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 244,059
5.75%, 4/1/2033 55,000 57,737
3.63%, 5/15/2050 85,000 62,215
1,586,130
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 492,084
Residential REITs 0.1%
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 395,000 381,872
1.90%, 12/1/2028 200,000 172,430
3.30%, 6/1/2029 20,000 18,231
2.45%, 1/15/2031(b) 210,000 176,943
2.05%, 1/15/2032 85,000 68,770
ERP Operating LP ,
1.85%, 8/1/2031(b) 30,000 24,050
4.50%, 7/1/2044 200,000 175,358
Essential Properties LP ,
2.95%, 7/15/2031 100,000 73,405

34 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Essex Portfolio LP ,
3.38%, 4/15/2026(b) 300,000 286,326
4.00%, 3/1/2029 100,000 94,151
3.00%, 1/15/2030 75,000 65,262
2.65%, 3/15/2032 35,000 28,543
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028 125,000 104,769
4.15%, 4/15/2032(b) 100,000 89,640
2.70%, 1/15/2034 30,000 22,954
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 26,342
2.75%, 3/15/2030 50,000 43,750
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 214,788
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 55,470
2.70%, 7/15/2031 55,000 44,484
4.20%, 4/15/2032 30,000 26,813
5.70%, 1/15/2033 100,000 100,066
UDR, Inc. ,
3.00%, 8/15/2031 250,000 213,972
1.90%, 3/15/2033 55,000 41,113
2,549,502
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 484,162
2.50%, 8/16/2031(b) 100,000 77,247
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 200,000 176,462
Kimco Realty OP LLC ,
2.25%, 12/1/2031 25,000 19,585
4.45%, 9/1/2047 250,000 201,382
National Retail Properties,
Inc. ,
2.50%, 4/15/2030(b) 300,000 250,647
3.50%, 4/15/2051(b) 40,000 27,444
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 74,965
Realty Income Corp. ,
0.75%, 3/15/2026(b) 70,000 62,026
3.25%, 1/15/2031(b) 65,000 57,258
5.63%, 10/13/2032 45,000 46,728
2.85%, 12/15/2032 400,000 330,586
1.80%, 3/15/2033 55,000 40,822
Regency Centers LP ,
2.95%, 9/15/2029 50,000 43,279
3.70%, 6/15/2030(b) 300,000 270,576
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 473,065
2,636,234
Semiconductors & Semiconductor Equipment 0.7%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032(b) 75,000 72,020
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.,
4.39%, 6/1/2052(b) 85,000 79,183
Analog Devices, Inc. ,
2.80%, 10/1/2041 175,000 133,597
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 193,084
1.75%, 6/1/2030 60,000 50,398
5.10%, 10/1/2035 250,000 261,454
2.75%, 6/1/2050 85,000 60,686
Broadcom Corp. ,
3.88%, 1/15/2027 500,000 483,351
Broadcom, Inc. ,
3.15%, 11/15/2025(b) 26,000 24,876
4.00%, 4/15/2029(f) 95,000 88,865
4.15%, 11/15/2030 121,000 112,217
4.15%, 4/15/2032(f) 80,000 72,895
4.30%, 11/15/2032 200,000 184,268
3.42%, 4/15/2033(f) 84,000 70,283
3.47%, 4/15/2034(f) 1,000,000 821,282
3.14%, 11/15/2035(f) 300,000 230,718
4.93%, 5/15/2037(f) 363,000 330,107
3.50%, 2/15/2041(f) 100,000 75,430
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 294,707
3.70%, 7/29/2025 500,000 492,923
4.88%, 2/10/2026 110,000 111,398
3.75%, 3/25/2027(b) 200,000 196,403
3.15%, 5/11/2027 300,000 287,256
3.75%, 8/5/2027 60,000 58,624
4.88%, 2/10/2028 110,000 111,769
1.60%, 8/12/2028(b) 75,000 65,538
4.00%, 8/5/2029 60,000 58,377
5.13%, 2/10/2030 310,000 315,721
3.90%, 3/25/2030 400,000 381,320
2.00%, 8/12/2031(b) 100,000 82,370
5.20%, 2/10/2033(b) 150,000 152,774
2.80%, 8/12/2041(b) 30,000 21,756
5.63%, 2/10/2043 45,000 46,118
4.10%, 5/11/2047(b) 300,000 253,180
3.73%, 12/8/2047(b) 443,000 351,569
3.25%, 11/15/2049 100,000 71,146
4.75%, 3/25/2050 400,000 367,021
4.90%, 8/5/2052(b) 60,000 55,905
5.70%, 2/10/2053 120,000 122,471
5.05%, 8/5/2062 60,000 55,471
5.90%, 2/10/2063 110,000 113,216
KLA Corp. ,
4.65%, 11/1/2024 63,000 62,849
4.65%, 7/15/2032 50,000 50,485
3.30%, 3/1/2050(b) 220,000 168,167
4.95%, 7/15/2052(b) 90,000 89,204
5.25%, 7/15/2062 75,000 75,924
Lam Research Corp. ,
3.80%, 3/15/2025 255,000 250,533
1.90%, 6/15/2030(b) 90,000 75,837
2.88%, 6/15/2050(b) 285,000 201,128
Micron Technology, Inc. ,
5.33%, 2/6/2029 150,000 150,899
6.75%, 11/1/2029 150,000 159,348
2.70%, 4/15/2032 100,000 80,061

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc.,
5.88%, 2/9/2033 50,000 50,553
3.37%, 11/1/2041 50,000 35,442
3.48%, 11/1/2051 50,000 32,590
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 321,702
2.85%, 4/1/2030 110,000 100,152
2.00%, 6/15/2031 200,000 168,267
3.50%, 4/1/2050(b) 280,000 229,225
NXP BV ,
2.70%, 5/1/2025(b) 25,000 23,727
3.88%, 6/18/2026 35,000 33,800
4.30%, 6/18/2029 100,000 96,038
3.40%, 5/1/2030 35,000 31,472
2.50%, 5/11/2031 190,000 157,073
2.65%, 2/15/2032 40,000 32,798
5.00%, 1/15/2033(b) 85,000 83,340
3.25%, 5/11/2041 195,000 142,069
3.13%, 2/15/2042 50,000 35,459
3.25%, 11/30/2051 30,000 20,044
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 241,867
1.30%, 5/20/2028 73,000 63,689
2.15%, 5/20/2030(b) 80,000 70,089
1.65%, 5/20/2032 590,000 478,102
5.40%, 5/20/2033(b) 100,000 107,350
4.65%, 5/20/2035(b) 100,000 100,930
4.50%, 5/20/2052 90,000 83,878
6.00%, 5/20/2053 100,000 113,614
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 33,281
Texas Instruments, Inc. ,
4.70%, 11/18/2024 100,000 100,887
1.38%, 3/12/2025 200,000 188,818
4.60%, 2/15/2028(b) 105,000 107,176
2.25%, 9/4/2029(b) 300,000 268,057
1.90%, 9/15/2031(b) 80,000 67,055
3.65%, 8/16/2032 40,000 37,974
4.90%, 3/14/2033 20,000 20,805
2.70%, 9/15/2051 100,000 72,026
5.00%, 3/14/2053 20,000 21,094
TSMC Arizona Corp. ,
3.13%, 10/25/2041 200,000 160,706
4.50%, 4/22/2052(b) 200,000 193,113
Xilinx, Inc. ,
2.38%, 6/1/2030 50,000 43,639
12,944,083
Software 0.5%
Adobe, Inc. ,
1.90%, 2/1/2025(b) 30,000 28,702
3.25%, 2/1/2025(b) 135,000 132,299
2.15%, 2/1/2027(b) 245,000 227,588
2.30%, 2/1/2030 100,000 88,814
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 155,000 128,919
Microsoft Corp. ,
2.40%, 8/8/2026(b) 465,000 442,549
3.50%, 2/12/2035 325,000 308,988
3.45%, 8/8/2036 239,000 221,102
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Microsoft Corp.,
2.53%, 6/1/2050(b) 836,000 591,538
2.92%, 3/17/2052 1,075,000 817,185
2.68%, 6/1/2060 400,000 276,126
Oracle Corp. ,
2.50%, 4/1/2025(b) 100,000 95,752
2.95%, 5/15/2025(b) 450,000 433,240
5.80%, 11/10/2025 35,000 35,874
2.65%, 7/15/2026 190,000 177,516
3.25%, 11/15/2027 300,000 281,994
4.50%, 5/6/2028 55,000 54,338
6.15%, 11/9/2029 65,000 69,233
2.95%, 4/1/2030(b) 600,000 529,773
4.65%, 5/6/2030 55,000 53,555
3.25%, 5/15/2030(b) 250,000 223,941
2.88%, 3/25/2031 500,000 427,851
6.25%, 11/9/2032 180,000 193,599
4.90%, 2/6/2033(b) 85,000 83,255
3.90%, 5/15/2035(b) 200,000 174,684
5.38%, 7/15/2040 350,000 335,088
4.50%, 7/8/2044 370,000 309,084
4.00%, 7/15/2046 500,000 381,477
4.00%, 11/15/2047 400,000 305,103
3.60%, 4/1/2050 700,000 496,506
6.90%, 11/9/2052(b) 180,000 201,756
5.55%, 2/6/2053 130,000 123,765
3.85%, 4/1/2060 250,000 174,409
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 48,135
1.00%, 9/15/2025(b) 60,000 54,857
2.95%, 9/15/2029 90,000 80,812
1.75%, 2/15/2031(b) 245,000 195,836
Salesforce, Inc. ,
3.70%, 4/11/2028(b) 500,000 491,236
1.95%, 7/15/2031(b) 35,000 29,309
2.70%, 7/15/2041(b) 200,000 150,245
2.90%, 7/15/2051 290,000 205,704
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 116,811
VMware, Inc. ,
4.70%, 5/15/2030 300,000 291,235
Workday, Inc. ,
3.50%, 4/1/2027(b) 50,000 47,838
3.70%, 4/1/2029 50,000 46,871
3.80%, 4/1/2032 70,000 64,177
10,248,669
Specialized REITs 0.3%
American Tower Corp. ,
2.40%, 3/15/2025(b) 125,000 118,736
1.45%, 9/15/2026 105,000 93,348
3.65%, 3/15/2027 35,000 33,244
1.50%, 1/31/2028(b) 300,000 255,268
5.50%, 3/15/2028(b) 60,000 61,172
3.95%, 3/15/2029 300,000 280,963
2.90%, 1/15/2030 110,000 95,663
1.88%, 10/15/2030(b) 165,000 130,864
2.30%, 9/15/2031 145,000 116,247
4.05%, 3/15/2032 60,000 54,891
5.65%, 3/15/2033(b) 60,000 61,757

36 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
American Tower Corp.,
2.95%, 1/15/2051(b) 200,000 128,110
Crown Castle, Inc. ,
3.70%, 6/15/2026(b) 60,000 57,843
2.90%, 3/15/2027 40,000 37,123
3.65%, 9/1/2027 750,000 711,455
5.00%, 1/11/2028 65,000 65,515
3.80%, 2/15/2028(b) 150,000 142,352
3.10%, 11/15/2029(b) 260,000 231,095
2.90%, 4/1/2041(b) 200,000 142,636
4.75%, 5/15/2047 100,000 87,377
CubeSmart LP ,
2.25%, 12/15/2028 155,000 133,058
2.00%, 2/15/2031 50,000 39,252
2.50%, 2/15/2032 175,000 140,445
EPR Properties ,
4.95%, 4/15/2028(b) 200,000 166,993
Equinix, Inc. ,
2.63%, 11/18/2024(b) 80,000 77,013
1.00%, 9/15/2025(b) 50,000 45,283
1.55%, 3/15/2028(b) 100,000 84,702
2.00%, 5/15/2028 30,000 25,657
3.20%, 11/18/2029 105,000 93,728
2.50%, 5/15/2031 90,000 74,108
2.95%, 9/15/2051 100,000 64,051
3.40%, 2/15/2052(b) 200,000 140,382
Extra Space Storage LP ,
2.35%, 3/15/2032 40,000 31,432
Life Storage LP ,
2.40%, 10/15/2031 90,000 72,542
Public Storage ,
1.50%, 11/9/2026 140,000 125,611
1.85%, 5/1/2028(b) 185,000 161,912
1.95%, 11/9/2028 135,000 118,531
2.30%, 5/1/2031 160,000 134,165
2.25%, 11/9/2031(b) 100,000 82,946
Weyerhaeuser Co. ,
7.38%, 3/15/2032 193,000 221,768
4,939,238
Specialty Retail 0.4%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 40,000 40,818
5.95%, 3/9/2028 100,000 103,085
3.50%, 3/15/2032 55,000 46,810
AutoNation, Inc. ,
1.95%, 8/1/2028 45,000 37,247
2.40%, 8/1/2031 90,000 69,299
3.85%, 3/1/2032(b) 30,000 25,548
AutoZone, Inc. ,
3.25%, 4/15/2025(b) 325,000 314,016
4.50%, 2/1/2028(b) 145,000 143,734
4.00%, 4/15/2030 100,000 94,991
4.75%, 8/1/2032(b) 40,000 39,658
4.75%, 2/1/2033(b) 150,000 148,196
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 101,674
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 35,520
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The) ,
2.70%, 4/15/2025 30,000 29,008
4.00%, 9/15/2025 30,000 29,780
2.50%, 4/15/2027(b) 200,000 187,742
2.88%, 4/15/2027 45,000 42,898
2.80%, 9/14/2027(b) 750,000 710,045
0.90%, 3/15/2028 130,000 111,060
1.50%, 9/15/2028(b) 100,000 87,185
3.90%, 12/6/2028(b) 300,000 295,483
1.38%, 3/15/2031 300,000 240,049
1.88%, 9/15/2031(b) 100,000 82,734
3.25%, 4/15/2032 200,000 182,520
4.50%, 9/15/2032(b) 90,000 90,648
5.95%, 4/1/2041(b) 150,000 167,005
4.20%, 4/1/2043(b) 150,000 135,844
4.40%, 3/15/2045 600,000 558,304
3.35%, 4/15/2050(b) 135,000 104,474
2.38%, 3/15/2051 200,000 125,867
2.75%, 9/15/2051 100,000 68,907
3.63%, 4/15/2052 140,000 112,669
4.95%, 9/15/2052(b) 25,000 24,977
Lowe's Cos., Inc. ,
3.13%, 9/15/2024(b) 400,000 390,817
4.00%, 4/15/2025(b) 500,000 493,231
4.40%, 9/8/2025(b) 40,000 39,804
4.80%, 4/1/2026 60,000 60,342
3.35%, 4/1/2027(b) 60,000 57,516
3.10%, 5/3/2027(b) 250,000 237,565
1.30%, 4/15/2028 170,000 146,064
1.70%, 9/15/2028 80,000 69,213
6.50%, 3/15/2029 236,000 259,901
3.65%, 4/5/2029(b) 400,000 378,707
1.70%, 10/15/2030 75,000 60,640
3.75%, 4/1/2032(b) 245,000 226,221
5.00%, 4/15/2033(b) 60,000 60,017
5.15%, 7/1/2033 75,000 75,715
2.80%, 9/15/2041 60,000 42,528
4.05%, 5/3/2047 250,000 201,767
3.00%, 10/15/2050 345,000 228,967
4.25%, 4/1/2052 65,000 53,339
5.63%, 4/15/2053 50,000 50,163
4.45%, 4/1/2062 75,000 61,218
5.80%, 9/15/2062 60,000 60,408
5.85%, 4/1/2063 110,000 111,567
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026 300,000 292,085
4.70%, 6/15/2032 100,000 98,702
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 469,612
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 43,762
8,857,666
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
2.50%, 2/9/2025(b) 595,000 576,896
1.13%, 5/11/2025(b) 140,000 131,398
0.55%, 8/20/2025(b) 500,000 460,640
3.25%, 2/23/2026 230,000 225,005
2.45%, 8/4/2026(b) 625,000 594,886

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
3.35%, 2/9/2027 500,000 488,228
3.20%, 5/11/2027(b) 300,000 292,480
1.40%, 8/5/2028 50,000 43,807
3.25%, 8/8/2029 150,000 143,518
2.20%, 9/11/2029(b) 235,000 210,274
1.65%, 5/11/2030 300,000 255,418
1.25%, 8/20/2030(b) 500,000 409,418
1.65%, 2/8/2031(b) 250,000 209,185
1.70%, 8/5/2031 50,000 41,563
3.35%, 8/8/2032 150,000 141,431
3.85%, 5/4/2043 550,000 499,782
4.38%, 5/13/2045 355,000 344,575
4.65%, 2/23/2046 460,000 463,221
2.65%, 5/11/2050 300,000 211,481
2.40%, 8/20/2050 100,000 67,051
2.65%, 2/8/2051 400,000 280,302
2.70%, 8/5/2051 50,000 35,226
3.95%, 8/8/2052 120,000 107,470
2.55%, 8/20/2060(b) 300,000 197,989
2.85%, 8/5/2061 50,000 34,475
4.10%, 8/8/2062 120,000 106,966
Dell International LLC ,
4.00%, 7/15/2024 200,000 197,296
6.02%, 6/15/2026 700,000 718,421
5.75%, 2/1/2033(b) 60,000 60,369
3.38%, 12/15/2041(f) 100,000 70,004
8.35%, 7/15/2046(b) 99,000 120,600
3.45%, 12/15/2051(f) 150,000 97,628
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(b)(e) 150,000 157,932
HP, Inc. ,
1.45%, 6/17/2026(b) 155,000 139,507
4.75%, 1/15/2028 60,000 59,309
4.00%, 4/15/2029(b) 60,000 56,923
2.65%, 6/17/2031 50,000 40,783
4.20%, 4/15/2032 60,000 54,084
5.50%, 1/15/2033(b) 60,000 59,451
6.00%, 9/15/2041(b) 250,000 255,930
Western Digital Corp. ,
2.85%, 2/1/2029 250,000 203,110
8,864,032
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 367,644
3.88%, 11/1/2045(b) 250,000 225,761
3.38%, 3/27/2050(b) 200,000 164,736
758,141
Tobacco 0.3%
Altria Group, Inc. ,
4.40%, 2/14/2026 160,000 158,747
4.50%, 5/2/2043 250,000 199,900
5.38%, 1/31/2044 170,000 155,525
5.95%, 2/14/2049(b) 500,000 472,925
3.70%, 2/4/2051 250,000 168,534
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 484,890
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp.,
4.70%, 4/2/2027 100,000 98,120
3.56%, 8/15/2027 750,000 697,224
4.74%, 3/16/2032 70,000 65,028
4.39%, 8/15/2037 350,000 285,479
4.54%, 8/15/2047 460,000 342,576
4.76%, 9/6/2049 150,000 115,040
5.65%, 3/16/2052(b) 70,000 61,439
BAT International Finance plc ,
1.67%, 3/25/2026(b) 150,000 136,499
4.45%, 3/16/2028 70,000 66,535
Philip Morris International,
Inc. ,
5.13%, 11/15/2024(b) 90,000 90,578
5.00%, 11/17/2025(b) 90,000 90,685
4.88%, 2/13/2026 80,000 80,586
5.13%, 11/17/2027 90,000 92,098
4.88%, 2/15/2028(b) 80,000 80,743
5.63%, 11/17/2029(b) 70,000 73,141
5.13%, 2/15/2030 80,000 81,026
5.75%, 11/17/2032(b) 30,000 31,482
5.38%, 2/15/2033 80,000 81,727
6.38%, 5/16/2038(b) 460,000 502,919
3.88%, 8/21/2042 250,000 198,338
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 490,968
5.70%, 8/15/2035 120,000 113,450
5,516,202
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 70,981
3.25%, 3/1/2025 1,000,000 960,414
3.75%, 6/1/2026 250,000 236,287
1.88%, 8/15/2026(b) 80,000 70,874
5.30%, 2/1/2028 50,000 49,352
2.10%, 9/1/2028 100,000 83,318
3.25%, 10/1/2029(b) 250,000 219,491
Aircastle Ltd. ,
4.13%, 5/1/2024 300,000 293,701
GATX Corp. ,
3.25%, 9/15/2026 50,000 47,141
4.00%, 6/30/2030 100,000 92,012
4.90%, 3/15/2033 145,000 140,580
3.10%, 6/1/2051 90,000 57,061
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 206,748
2,527,960
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032 60,000 59,078
4.30%, 9/1/2045(b) 500,000 436,278
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 142,548
5.30%, 5/1/2052 40,000 38,732
676,636

38 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035 177,000 194,676
6.13%, 3/30/2040 350,000 376,460
Rogers Communications, Inc. ,
2.95%, 3/15/2025(f) 80,000 77,039
3.63%, 12/15/2025(b) 200,000 192,568
3.20%, 3/15/2027(f) 60,000 56,453
3.80%, 3/15/2032(f) 70,000 62,821
4.50%, 3/15/2042(f) 70,000 60,325
4.50%, 3/15/2043(b) 100,000 84,388
5.00%, 3/15/2044(b) 80,000 72,149
3.70%, 11/15/2049 400,000 293,321
4.55%, 3/15/2052(b)(f) 80,000 65,806
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 500,000 486,110
3.75%, 4/15/2027(b) 500,000 480,637
2.05%, 2/15/2028 100,000 88,729
4.95%, 3/15/2028 85,000 85,812
3.88%, 4/15/2030 500,000 469,157
2.55%, 2/15/2031 500,000 423,796
2.70%, 3/15/2032 80,000 67,388
5.05%, 7/15/2033 195,000 195,965
4.38%, 4/15/2040 250,000 224,055
3.00%, 2/15/2041 200,000 148,262
4.50%, 4/15/2050 150,000 130,634
3.30%, 2/15/2051 300,000 213,316
3.40%, 10/15/2052(b) 200,000 143,974
5.65%, 1/15/2053 200,000 204,843
5.80%, 9/15/2062 200,000 207,220
Vodafone Group plc ,
4.13%, 5/30/2025(b) 500,000 494,442
7.88%, 2/15/2030 206,000 240,491
4.38%, 2/19/2043 500,000 424,477
4.25%, 9/17/2050 40,000 32,701
5.63%, 2/10/2053(b) 100,000 98,754
5.75%, 2/10/2063 100,000 98,975
6,495,744
Total Corporate Bonds
(cost $553,238,794)
498,379,011
Foreign Government Securities 1.5%
CANADA 0.2%
Export Development Canada,
3.88%, 2/14/2028 500,000 502,583
Province of Alberta,
3.30%, 3/15/2028(b) 500,000 484,846
Province of Ontario,
2.50%, 4/27/2026 600,000 573,049
2.00%, 10/2/2029 1,000,000 889,720
Province of Quebec,
2.50%, 4/9/2024 500,000 488,891
0.60%, 7/23/2025 450,000 415,276
7.50%, 9/15/2029 578,000 688,328
4,042,693
Foreign Government Securities
Principal
Amount ($) Value ($)
CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025 750,000 732,479
3.24%, 2/6/2028(b) 500,000 476,514
2.45%, 1/31/2031 500,000 430,793
2.55%, 1/27/2032(b) 500,000 426,821
3.10%, 5/7/2041(b) 400,000 299,831
3.63%, 10/30/2042 400,000 316,091
3.25%, 9/21/2071 200,000 129,475
2,812,004
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 100,000 112,290
INDONESIA 0.2%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 196,690
3.50%, 1/11/2028(b) 500,000 479,000
4.10%, 4/24/2028 1,000,000 982,540
2.85%, 2/14/2030 500,000 450,883
4.65%, 9/20/2032 200,000 199,087
5.35%, 2/11/2049(b) 200,000 201,260
4.20%, 10/15/2050 200,000 172,262
4.45%, 4/15/2070(b) 200,000 172,745
2,854,467
ISRAEL 0.0%
†
State of Israel Government
Bond,
3.25%, 1/17/2028(b) 200,000 188,779
3.38%, 1/15/2050(b) 200,000 152,779
3.88%, 7/3/2050 200,000 166,700
4.50%, 4/3/2120 200,000 167,098
675,356
ITALY 0.0%
†
Italian Republic Government
Bond,
5.38%, 6/15/2033 491,000 492,626
4.00%, 10/17/2049(b) 400,000 302,194
794,820
JAPAN 0.2%
Japan Bank for International
Cooperation,
2.50%, 5/23/2024(b) 2,000,000 1,951,567
2.38%, 4/20/2026 500,000 473,374
1.88%, 7/21/2026(b) 500,000 462,934
2,887,875
MEXICO 0.3%
United Mexican States,
4.15%, 3/28/2027(b) 200,000 196,270
3.75%, 1/11/2028(b) 1,000,000 958,231
2.66%, 5/24/2031(b) 700,000 584,186
4.88%, 5/19/2033 200,000 191,327
6.75%, 9/27/2034 996,000 1,094,656
6.35%, 2/9/2035 200,000 212,380
6.05%, 1/11/2040(b) 400,000 406,481
4.75%, 3/8/2044 400,000 339,196

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 39
Foreign Government Securities
Principal
Amount ($) Value ($)
5.55%, 1/21/2045 300,000 282,187
4.60%, 1/23/2046 347,000 284,785
4.35%, 1/15/2047(b) 300,000 236,800
4.40%, 2/12/2052 200,000 156,020
3.77%, 5/24/2061 200,000 134,896
5,077,415
PANAMA 0.1%
Republic of Panama,
2.25%, 9/29/2032(b) 200,000 153,076
6.70%, 1/26/2036 250,000 264,133
4.30%, 4/29/2053 500,000 365,956
4.50%, 4/1/2056 400,000 297,003
3.87%, 7/23/2060 200,000 130,730
1,210,898
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027 250,000 244,911
2.78%, 1/23/2031 500,000 426,759
8.75%, 11/21/2033 300,000 377,309
3.00%, 1/15/2034(b) 200,000 163,003
3.30%, 3/11/2041 200,000 149,738
5.63%, 11/18/2050(b) 300,000 301,607
3.60%, 1/15/2072 150,000 99,888
1,763,215
PHILIPPINES 0.1%
Republic of Philippines,
9.50%, 2/2/2030 500,000 632,530
2.46%, 5/5/2030 500,000 433,534
7.75%, 1/14/2031(b) 200,000 235,726
6.38%, 10/23/2034 500,000 560,000
3.70%, 2/2/2042 600,000 489,075
5.50%, 1/17/2048 200,000 203,556
2,554,421
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 921,240
5.13%, 1/11/2033 200,000 207,835
Republic of Korea,
5.63%, 11/3/2025 300,000 307,259
4.13%, 6/10/2044(b) 250,000 240,523
1,676,857
SWEDEN 0.0%
†
Svensk Exportkredit AB,
4.38%, 2/13/2026 500,000 503,558
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 1,250,000 1,250,590
5.10%, 6/18/2050 700,000 700,200
1,950,790
Total Foreign Government Securities
(cost $31,851,311)
28,916,659
Mortgage-Backed Securities 27.1%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 7,367 7,385
Pool# J09912
4.00%, 6/1/2024 29,602 29,409
Pool# C00351
8.00%, 7/1/2024 40 40
Pool# D60780
8.00%, 6/1/2025 266 266
Pool# G30267
5.00%, 8/1/2025 12,796 12,896
Pool# E02746
3.50%, 11/1/2025 40,043 39,375
Pool# J13883
3.50%, 12/1/2025 90,348 88,843
Pool# J14732
4.00%, 3/1/2026 50,127 49,877
Pool# E02896
3.50%, 5/1/2026 43,620 42,871
Pool# J18127
3.00%, 3/1/2027 67,861 66,051
Pool# J18702
3.00%, 3/1/2027 59,999 58,421
Pool# J19106
3.00%, 5/1/2027 26,955 26,234
Pool# J20471
3.00%, 9/1/2027 118,421 115,127
Pool# D82854
7.00%, 10/1/2027 15 15
Pool# G14609
3.00%, 11/1/2027 185,632 180,393
Pool# C00566
7.50%, 12/1/2027 314 323
Pool# G15100
2.50%, 7/1/2028 84,903 81,588
Pool# C18271
7.00%, 11/1/2028 1,123 1,140
Pool# C00678
7.00%, 11/1/2028 306 315
Pool# C00836
7.00%, 7/1/2029 252 260
Pool# C31285
7.00%, 9/1/2029 445 453
Pool# G18536
2.50%, 1/1/2030 1,228,029 1,167,957
Pool# C37436
8.00%, 1/1/2030 766 808
Pool# C36429
7.00%, 2/1/2030 481 483
Pool# C36306
7.00%, 2/1/2030 320 321
Pool# C00921
7.50%, 2/1/2030 541 568
Pool# G01108
7.00%, 4/1/2030 188 195
Pool# C37703
7.50%, 4/1/2030 303 303
Pool# G18552
3.00%, 5/1/2030 449,372 430,932
Pool# U49055
3.00%, 6/1/2030 48,206 46,023

40 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J32243
3.00%, 7/1/2030 372,706 357,027
Pool# J32257
3.00%, 7/1/2030 68,986 66,158
Pool# J32255
3.00%, 7/1/2030 67,474 64,708
Pool# C41561
8.00%, 8/1/2030 1,532 1,542
Pool# C01051
8.00%, 9/1/2030 808 856
Pool# C43550
7.00%, 10/1/2030 1,109 1,114
Pool# C44017
7.50%, 10/1/2030 357 356
Pool# C43967
8.00%, 10/1/2030 932 930
Pool# C44957
8.00%, 11/1/2030 696 696
Pool# J33361
3.00%, 12/1/2030 168,922 161,977
Pool# G18578
3.00%, 12/1/2030 152,540 145,898
Pool# J33315
3.00%, 12/1/2030 67,833 65,045
Pool# C01103
7.50%, 12/1/2030 402 429
Pool# C46932
7.50%, 1/1/2031 524 525
Pool# G18587
3.00%, 2/1/2031 111,202 106,358
Pool# G18592
3.00%, 3/1/2031 122,912 117,672
Pool# C48206
7.50%, 3/1/2031 1,388 1,385
Pool# C91366
4.50%, 4/1/2031 39,282 39,304
Pool# G18601
3.00%, 5/1/2031 71,631 68,578
Pool# G18605
3.00%, 6/1/2031 42,118 40,321
Pool# J34627
3.00%, 6/1/2031 11,110 10,635
Pool# C91377
4.50%, 6/1/2031 20,818 20,829
Pool# C53324
7.00%, 6/1/2031 1,278 1,289
Pool# J35107
2.50%, 8/1/2031 80,742 76,111
Pool# G01309
7.00%, 8/1/2031 468 485
Pool# G01311
7.00%, 9/1/2031 3,790 3,930
Pool# C01222
7.00%, 9/1/2031 562 592
Pool# G01315
7.00%, 9/1/2031 138 146
Pool# J35522
2.50%, 10/1/2031 277,950 261,995
Pool# C60012
7.00%, 11/1/2031 539 542
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C61298
8.00%, 11/1/2031 1,988 1,990
Pool# J35957
2.50%, 12/1/2031 406,615 383,257
Pool# C61105
7.00%, 12/1/2031 4,337 4,388
Pool# C63171
7.00%, 1/1/2032 3,122 3,198
Pool# V61548
2.50%, 2/1/2032 394,346 372,279
Pool# D99004
3.50%, 3/1/2032 68,396 67,360
Pool# G30577
3.50%, 4/1/2032 149,467 145,742
Pool# G01391
7.00%, 4/1/2032 7,068 7,432
Pool# C01345
7.00%, 4/1/2032 2,528 2,669
Pool# C01370
8.00%, 4/1/2032 614 641
Pool# C01381
8.00%, 5/1/2032 7,897 8,289
Pool# C68290
7.00%, 6/1/2032 1,962 1,992
Pool# C68300
7.00%, 6/1/2032 754 756
Pool# D99266
3.50%, 7/1/2032 112,365 109,565
Pool# G01449
7.00%, 7/1/2032 4,392 4,640
Pool# C69908
7.00%, 8/1/2032 20,059 20,519
Pool# C91558
3.50%, 9/1/2032 23,006 22,431
Pool# G16407
2.50%, 1/1/2033 210,694 197,871
Pool# G16408
2.50%, 1/1/2033 147,915 138,904
Pool# G01536
7.00%, 3/1/2033 7,248 7,604
Pool# C01528
5.00%, 4/1/2033 32,536 33,263
Pool# G30646
3.00%, 5/1/2033 141,134 133,135
Pool# G30642
3.00%, 5/1/2033 73,282 69,127
Pool# K90535
3.00%, 5/1/2033 32,056 30,240
Pool# G18693
4.00%, 5/1/2033 45,309 44,964
Pool# G18696
3.50%, 7/1/2033 12,612 12,297
Pool# A16419
6.50%, 11/1/2033 13,021 13,493
Pool# C01806
7.00%, 1/1/2034 9,840 9,911
Pool# A21356
6.50%, 4/1/2034 41,504 43,256
Pool# C01851
6.50%, 4/1/2034 16,050 16,705

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A24301
6.50%, 5/1/2034 24,418 25,208
Pool# A22067
6.50%, 5/1/2034 12,417 13,069
Pool# G18737
3.50%, 6/1/2034 81,713 79,467
Pool# A24988
6.50%, 7/1/2034 9,700 10,014
Pool# G01741
6.50%, 10/1/2034 5,604 5,842
Pool# G08023
6.50%, 11/1/2034 12,003 12,741
Pool# G01947
7.00%, 5/1/2035 5,678 5,929
Pool# G08073
5.50%, 8/1/2035 52,190 53,945
Pool# A37135
5.50%, 9/1/2035 89,473 92,229
Pool# A47368
5.00%, 10/1/2035 68,454 69,821
Pool# A38531
5.50%, 10/1/2035 120,430 125,037
Pool# A38255
5.50%, 10/1/2035 94,539 97,913
Pool# G08088
6.50%, 10/1/2035 50,023 52,914
Pool# A39759
5.50%, 11/1/2035 3,910 4,028
Pool# A40376
5.50%, 12/1/2035 2,412 2,468
Pool# A42305
5.50%, 1/1/2036 7,439 7,639
Pool# A41548
7.00%, 1/1/2036 6,038 6,058
Pool# G08111
5.50%, 2/1/2036 70,517 72,998
Pool# A43886
5.50%, 3/1/2036 225,436 229,864
Pool# A43885
5.50%, 3/1/2036 160,746 163,607
Pool# A43884
5.50%, 3/1/2036 88,638 89,710
Pool# A48378
5.50%, 3/1/2036 61,141 61,879
Pool# A43861
5.50%, 3/1/2036 43,590 44,234
Pool# G08116
5.50%, 3/1/2036 15,690 16,290
Pool# A48735
5.50%, 5/1/2036 6,403 6,476
Pool# A53039
6.50%, 10/1/2036 41,374 42,738
Pool# G05254
5.00%, 1/1/2037 50,075 51,195
Pool# G04331
5.00%, 2/1/2037 50,046 51,165
Pool# G05941
6.00%, 2/1/2037 253,789 264,375
Pool# G03620
6.50%, 10/1/2037 1,704 1,817
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G03721
6.00%, 12/1/2037 22,501 23,487
Pool# G03969
6.00%, 2/1/2038 25,159 26,200
Pool# C91982
3.50%, 3/1/2038 84,296 81,347
Pool# G04913
5.00%, 3/1/2038 88,739 90,725
Pool# G05299
4.50%, 6/1/2038 81,597 81,951
Pool# G04581
6.50%, 8/1/2038 44,712 46,487
Pool# C92013
3.50%, 9/1/2038 208,299 201,005
Pool# A81674
6.00%, 9/1/2038 165,732 171,226
Pool# G05459
5.50%, 5/1/2039 626,149 650,777
Pool# G05535
4.50%, 7/1/2039 241,305 242,941
Pool# A89500
4.50%, 10/1/2039 24,437 24,603
Pool# A91165
5.00%, 2/1/2040 976,488 998,414
Pool# G60342
4.50%, 5/1/2042 237,946 239,557
Pool# G60195
4.00%, 6/1/2042 308,349 302,099
Pool# Q08977
4.00%, 6/1/2042 62,209 61,155
Pool# Q09824
4.00%, 8/1/2042 39,660 38,868
Pool# Q11087
4.00%, 9/1/2042 47,048 46,252
Pool# G07158
3.50%, 10/1/2042 171,012 163,320
Pool# G07163
3.50%, 10/1/2042 152,221 145,382
Pool# Q11532
3.50%, 10/1/2042 115,286 110,100
Pool# Q12051
3.50%, 10/1/2042 91,966 87,835
Pool# Q12052
3.50%, 10/1/2042 39,273 37,509
Pool# C09020
3.50%, 11/1/2042 271,995 259,761
Pool# G07264
3.50%, 12/1/2042 242,916 231,952
Pool# Q14292
3.50%, 1/1/2043 67,513 64,476
Pool# Q15884
3.00%, 2/1/2043 372,459 343,885
Pool# Q16470
3.00%, 3/1/2043 791,927 731,176
Pool# V80002
2.50%, 4/1/2043 313,998 275,744
Pool# Q16915
3.00%, 4/1/2043 284,728 262,886
Pool# Q17675
3.50%, 4/1/2043 293,115 279,944

42 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q18523
3.50%, 5/1/2043 295,210 281,803
Pool# Q18751
3.50%, 6/1/2043 395,664 377,695
Pool# G07410
3.50%, 7/1/2043 126,474 120,791
Pool# Q20332
3.50%, 7/1/2043 42,793 40,850
Pool# G07459
3.50%, 8/1/2043 354,868 338,772
Pool# G60038
3.50%, 1/1/2044 750,639 716,831
Pool# Q26869
4.00%, 6/1/2044 340,498 332,749
Pool# G07946
4.00%, 7/1/2044 11,348 11,097
Pool# Q28607
3.50%, 9/1/2044 140,061 133,549
Pool# G61231
3.50%, 9/1/2044 36,385 34,737
Pool# G08609
3.50%, 10/1/2044 116,506 110,548
Pool# Q30833
4.00%, 1/1/2045 16,568 16,170
Pool# G60400
4.50%, 1/1/2045 96,317 96,375
Pool# G07925
4.00%, 2/1/2045 30,946 30,567
Pool# Q34165
4.00%, 6/1/2045 196,408 191,696
Pool# V81873
4.00%, 8/1/2045 114,958 112,200
Pool# G08669
4.00%, 9/1/2045 176,154 171,927
Pool# V82126
3.50%, 12/1/2045 108,143 102,209
Pool# Q38199
3.50%, 1/1/2046 7,189 6,794
Pool# Q38357
4.00%, 1/1/2046 48,716 47,547
Pool# G61365
4.50%, 1/1/2046 35,146 35,167
Pool# G08697
3.00%, 3/1/2046 504,020 463,455
Pool# Q39364
3.50%, 3/1/2046 81,330 76,868
Pool# Q39434
3.50%, 3/1/2046 65,736 62,208
Pool# Q39440
4.00%, 3/1/2046 28,036 27,369
Pool# G08704
4.50%, 4/1/2046 17,340 17,347
Pool# Q40097
4.50%, 4/1/2046 2,911 2,908
Pool# G60582
3.50%, 5/1/2046 202,698 191,577
Pool# Q40718
3.50%, 5/1/2046 68,078 64,342
Pool# G08707
4.00%, 5/1/2046 82,703 80,710
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08708
4.50%, 5/1/2046 11,960 11,967
Pool# Q40728
4.50%, 5/1/2046 2,650 2,645
Pool# Q41548
3.00%, 7/1/2046 73,408 67,531
Pool# Q41903
3.50%, 7/1/2046 95,495 90,255
Pool# Q41491
3.50%, 7/1/2046 9,544 9,020
Pool# Q41407
3.50%, 7/1/2046 2,624 2,480
Pool# G61791
4.00%, 7/1/2046 73,822 72,052
Pool# Q41947
4.50%, 7/1/2046 3,791 3,784
Pool# G08715
3.00%, 8/1/2046 509,901 468,228
Pool# Q42596
3.50%, 8/1/2046 81,451 77,271
Pool# Q42203
3.50%, 8/1/2046 20,254 19,177
Pool# G61237
3.50%, 8/1/2046 15,221 14,534
Pool# Q42393
3.50%, 8/1/2046 12,060 11,398
Pool# Q42680
4.00%, 8/1/2046 2,565 2,525
Pool# G08720
4.50%, 8/1/2046 9,727 9,726
Pool# G61323
3.00%, 9/1/2046 483,867 446,764
Pool# G08721
3.00%, 9/1/2046 280,158 257,059
Pool# V82617
3.50%, 9/1/2046 186,121 175,908
Pool# G08722
3.50%, 9/1/2046 55,452 52,615
Pool# G60733
4.50%, 9/1/2046 107,333 107,397
Pool# G60722
3.00%, 10/1/2046 819,554 752,279
Pool# Q44035
3.00%, 10/1/2046 398,140 364,881
Pool# G61815
4.00%, 10/1/2046 32,375 31,599
Pool# G61257
3.00%, 11/1/2046 768,448 703,474
Pool# Q44452
3.00%, 11/1/2046 177,325 162,328
Pool# G08732
3.00%, 11/1/2046 50,730 46,396
Pool# Q44473
3.50%, 11/1/2046 20,899 19,752
Pool# Q44223
3.50%, 11/1/2046 13,225 12,493
Pool# G08734
4.00%, 11/1/2046 244,225 238,212
Pool# G08737
3.00%, 12/1/2046 1,684,944 1,543,582

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60989
3.00%, 12/1/2046 293,677 269,566
Pool# Q45878
3.00%, 12/1/2046 62,724 57,343
Pool# G08738
3.50%, 12/1/2046 1,076,438 1,017,370
Pool# Q45024
3.50%, 12/1/2046 79,367 75,012
Pool# G08741
3.00%, 1/1/2047 462,631 423,818
Pool# G08747
3.00%, 2/1/2047 877,858 803,877
Pool# G08748
3.50%, 2/1/2047 223,172 210,926
Pool# G08749
4.00%, 2/1/2047 378,247 368,779
Pool# G61890
4.00%, 2/1/2047 26,193 25,554
Pool# G08751
3.50%, 3/1/2047 333,319 315,028
Pool# Q47592
3.50%, 4/1/2047 57,340 54,193
Pool# Q47484
3.50%, 4/1/2047 13,652 12,903
Pool# G60988
3.00%, 5/1/2047 1,011,309 928,855
Pool# Q48098
3.50%, 5/1/2047 42,829 40,479
Pool# Q48237
4.50%, 5/1/2047 69,271 69,002
Pool# G61390
3.00%, 6/1/2047 753,469 690,019
Pool# Q48414
4.50%, 6/1/2047 50,377 49,754
Pool# Q48365
4.50%, 6/1/2047 15,303 15,273
Pool# G08770
3.50%, 7/1/2047 638,673 605,757
Pool# V83270
3.50%, 7/1/2047 144,605 136,580
Pool# G61339
3.00%, 8/1/2047 151,776 139,160
Pool# G08774
3.50%, 8/1/2047 70,408 66,471
Pool# Q49917
3.50%, 8/1/2047 52,129 49,236
Pool# Q53085
3.00%, 9/1/2047 160,283 147,763
Pool# G61295
3.50%, 9/1/2047 350,415 331,626
Pool# G08779
3.50%, 9/1/2047 191,240 178,292
Pool# G61622
3.00%, 10/1/2047 369,698 339,099
Pool# G08785
4.00%, 10/1/2047 21,869 21,134
Pool# Q52075
4.00%, 11/1/2047 131,787 128,532
Pool# V83598
3.50%, 12/1/2047 56,970 53,764
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G67707
3.50%, 1/1/2048 419,668 397,905
Pool# V83909
4.00%, 1/1/2048 156,669 152,873
Pool# G61311
3.50%, 2/1/2048 393,113 371,050
Pool# T65458
3.50%, 2/1/2048 70,570 65,122
Pool# Q54460
4.00%, 2/1/2048 120,874 118,859
Pool# G08801
4.00%, 2/1/2048 119,009 115,736
Pool# G61298
4.00%, 2/1/2048 55,925 54,486
Pool# Q54727
3.50%, 3/1/2048 161,101 152,060
Pool# Q55401
5.00%, 4/1/2048 32,626 33,058
Pool# V84237
3.50%, 5/1/2048 264,657 249,433
Pool# G08813
3.50%, 5/1/2048 29,144 27,403
Pool# G08820
4.50%, 5/1/2048 223,099 222,569
Pool# G08821
5.00%, 5/1/2048 8,859 8,984
Pool# G67712
4.00%, 6/1/2048 115,426 113,513
Pool# G67713
4.00%, 6/1/2048 94,378 92,158
Pool# G08817
4.00%, 6/1/2048 34,682 33,645
Pool# G08818
4.50%, 6/1/2048 119,067 118,793
Pool# Q56473
4.50%, 6/1/2048 29,370 29,411
Pool# Q56472
4.50%, 6/1/2048 27,351 27,438
Pool# G08827
4.50%, 7/1/2048 80,410 80,085
Pool# Q57401
4.50%, 7/1/2048 36,508 36,559
Pool# Q57402
4.50%, 7/1/2048 11,145 11,163
Pool# G08833
5.00%, 7/1/2048 3,568 3,620
Pool# G08831
4.00%, 8/1/2048 94,411 91,795
Pool# G08836
4.00%, 9/1/2048 381,187 369,852
Pool# G67716
4.50%, 10/1/2048 65,560 65,652
Pool# G08843
4.50%, 10/1/2048 28,636 28,557
Pool# V85044
4.00%, 12/1/2048 113,710 110,559
Pool# V85082
4.50%, 12/1/2048 20,851 20,809
Pool# G61846
4.00%, 1/1/2049 2,009 1,954

44 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V85139
4.50%, 1/1/2049 25,231 25,180
FHLMC Non Gold Pool
Pool# 1B8478
3.98%, 7/1/2041(a) 28,261 28,279
Pool# 2B0108
4.15%, 1/1/2042(a) 5,378 5,269
Pool# 2B1381
3.25%, 6/1/2043(a) 457 447
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 39,196 38,955
Pool# ZS7757
3.00%, 3/1/2030 301,679 289,750
Pool# SB0383
2.50%, 4/1/2032 680,439 641,653
Pool# ZS8701
3.50%, 6/1/2033 45,281 44,099
Pool# SB0218
3.00%, 10/1/2033 79,356 75,883
Pool# SB0366
3.50%, 2/1/2034 110,135 107,259
Pool# QN0248
3.00%, 7/1/2034 41,854 39,748
Pool# SB0095
3.50%, 7/1/2034 82,885 81,209
Pool# SB0069
3.00%, 9/1/2034 144,030 136,797
Pool# SB8021
3.00%, 12/1/2034 278,225 264,234
Pool# SB8500
2.50%, 7/1/2035 711,317 663,624
Pool# SB8505
2.50%, 10/1/2035 2,075,649 1,931,908
Pool# SB8506
2.00%, 2/1/2036 1,809,115 1,636,739
Pool# SB8508
2.00%, 2/1/2036 1,282,680 1,160,445
Pool# RC1826
2.00%, 2/1/2036 372,529 336,095
Pool# SB8092
1.50%, 3/1/2036 423,552 372,510
Pool# RC1887
2.00%, 3/1/2036 700,728 632,416
Pool# RC2049
2.00%, 6/1/2036 1,670,162 1,506,791
Pool# RC2045
2.00%, 6/1/2036 511,440 461,427
Pool# SB8112
2.50%, 7/1/2036 289,461 269,143
Pool# QN7405
2.00%, 8/1/2036 213,384 192,571
Pool# SB8119
2.00%, 9/1/2036 949,948 857,019
Pool# SB8140
1.50%, 2/1/2037 615,970 541,705
Pool# SB8144
1.50%, 3/1/2037 1,284,453 1,129,197
Pool# QN9700
1.50%, 3/1/2037 409,069 359,617
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8148
2.00%, 4/1/2037 2,828,244 2,551,479
Pool# SB8154
2.50%, 5/1/2037 195,453 181,361
Pool# QA2237
3.00%, 7/1/2046 982,447 903,418
Pool# QA2226
3.00%, 7/1/2046 574,995 528,741
Pool# ZS4693
3.00%, 12/1/2046 770,642 705,204
Pool# ZM2339
3.50%, 1/1/2047 160,074 150,926
Pool# ZS4746
3.00%, 12/1/2047 382,055 348,064
Pool# ZA5785
4.50%, 10/1/2048 161,240 160,775
Pool# ZT1321
4.50%, 11/1/2048 202,436 201,664
Pool# ZA6139
4.50%, 12/1/2048 63,024 62,759
Pool# SD0295
3.00%, 2/1/2049 1,817,348 1,671,612
Pool# ZA6536
4.00%, 3/1/2049 74,831 72,509
Pool# ZA6380
4.00%, 3/1/2049 72,594 70,491
Pool# ZT1858
4.50%, 4/1/2049 37,362 37,241
Pool# QA8965
3.00%, 4/1/2050 555,350 502,743
Pool# RA2579
3.00%, 5/1/2050 258,648 233,933
Pool# RA3022
2.50%, 6/1/2050 584,442 505,346
Pool# SD7521
2.50%, 7/1/2050 871,210 762,960
Pool# RA3174
3.00%, 7/1/2050 542,430 492,611
Pool# SD7523
2.50%, 8/1/2050 228,063 199,425
Pool# RA3382
3.00%, 8/1/2050 535,416 483,589
Pool# SD0500
3.00%, 8/1/2050 40,352 36,749
Pool# SD0514
2.00%, 10/1/2050 847,346 703,313
Pool# RA3723
2.00%, 10/1/2050 269,467 223,518
Pool# RA3935
2.50%, 11/1/2050 2,552,943 2,215,337
Pool# RA3932
2.50%, 11/1/2050 1,502,499 1,306,255
Pool# RA3934
2.50%, 11/1/2050 751,527 649,117
Pool# RA3987
2.50%, 11/1/2050 330,864 287,110
Pool# RA4071
2.50%, 12/1/2050 877,913 758,281
Pool# RA4216
2.50%, 12/1/2050 806,730 696,797

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4411
2.50%, 1/1/2051 1,865,603 1,618,797
Pool# RA4351
2.50%, 1/1/2051 986,560 852,006
Pool# RA4410
2.50%, 1/1/2051 674,241 582,328
Pool# RA4652
2.00%, 2/1/2051 3,099,432 2,569,384
Pool# RA4493
2.00%, 2/1/2051 1,471,201 1,219,497
Pool# QB9104
2.00%, 2/1/2051 784,358 650,227
Pool# RA4737
2.00%, 3/1/2051 2,839,422 2,354,076
Pool# RA4718
2.00%, 3/1/2051 1,245,359 1,032,299
Pool# SD7537
2.00%, 3/1/2051 664,909 551,309
Pool# SD8139
1.50%, 4/1/2051 940,460 738,763
Pool# SD8140
2.00%, 4/1/2051 5,293,920 4,388,194
Pool# SD8145
1.50%, 5/1/2051 1,863,989 1,466,535
Pool# SD8146
2.00%, 5/1/2051 9,574,351 7,935,525
Pool# QC2070
2.00%, 5/1/2051 131,108 108,809
Pool# SD0593
3.00%, 5/1/2051 1,916,717 1,751,532
Pool# RA5436
2.00%, 6/1/2051 396,891 328,828
Pool# RA5373
2.00%, 6/1/2051 332,762 276,103
Pool# SD8154
1.50%, 7/1/2051 1,878,734 1,477,849
Pool# RA5398
2.00%, 7/1/2051 1,129,423 937,118
Pool# QC5128
2.00%, 8/1/2051 320,675 265,820
Pool# SD8166
2.00%, 9/1/2051 1,878,657 1,556,347
Pool# RA6140
2.00%, 10/1/2051 1,335,647 1,106,010
Pool# RA6085
2.00%, 10/1/2051 794,962 660,055
Pool# RA6091
2.00%, 10/1/2051 768,460 637,146
Pool# RA6503
2.00%, 12/1/2051 9,210,868 7,628,185
Pool# RA6624
2.00%, 1/1/2052 5,937,104 4,915,342
Pool# SD0856
2.00%, 1/1/2052 1,468,123 1,214,572
Pool# RA7543
4.00%, 6/1/2052 215,797 206,477
Pool# SD8224
2.50%, 7/1/2052 2,917,151 2,515,675
Pool# RA7664
4.00%, 7/1/2052 494,384 473,038
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD1488
4.00%, 8/1/2052 556,509 532,329
Pool# SD1424
4.00%, 8/1/2052 476,436 456,006
Pool# SD1501
4.00%, 8/1/2052 265,304 253,927
Pool# RA7920
4.00%, 9/1/2052 560,308 535,986
Pool# SD2215
4.00%, 10/1/2052 594,270 572,587
Pool# RA8406
5.00%, 1/1/2053 742,334 741,378
Pool# RA8411
5.50%, 1/1/2053 198,733 203,903
Pool# SD2516
5.50%, 3/1/2053 877,140 885,960
Pool# SD2661
5.50%, 4/1/2053 694,781 701,994
FNMA Pool
Pool# AC9895
3.06%, 4/1/2040(a) 358,782 350,690
Pool# AC9890
3.45%, 4/1/2040(a) 218,628 214,097
Pool# AJ1249
4.07%, 9/1/2041(a) 66,483 67,456
Pool# AK0714
4.24%, 2/1/2042(a) 9,666 9,470
Pool# AT4250
3.39%, 6/1/2043(a) 19,240 19,309
Pool# BF0203
3.00%, 2/1/2047 469,188 437,232
Pool# BF0206
4.00%, 2/1/2047 270,122 262,220
Pool# BF0200
3.50%, 11/1/2051 188,290 177,297
Pool# BF0171
4.00%, 1/1/2057 160,400 156,578
Pool# BF0184
4.00%, 2/1/2057 185,149 180,738
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 7,280 7,277
Pool# 934863
4.00%, 6/1/2024 22,406 22,400
Pool# AC1374
4.00%, 8/1/2024 10,723 10,770
Pool# AC1529
4.50%, 9/1/2024 42,742 42,701
Pool# AD0244
4.50%, 10/1/2024 5,220 5,233
Pool# AD4089
4.50%, 5/1/2025 66,463 66,642
Pool# 890216
4.50%, 7/1/2025 12,139 12,171
Pool# AB1609
4.00%, 10/1/2025 35,311 35,136
Pool# AH1361
3.50%, 12/1/2025 32,359 31,778
Pool# AH1518
3.50%, 12/1/2025 16,219 15,923

46 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AH5616
3.50%, 2/1/2026 97,433 95,657
Pool# AL0298
4.00%, 5/1/2026 88,039 87,496
Pool# AB4277
3.00%, 1/1/2027 164,816 160,310
Pool# AL1391
3.50%, 1/1/2027 2,371 2,324
Pool# AP4746
3.00%, 8/1/2027 45,189 43,915
Pool# AP7855
3.00%, 9/1/2027 269,586 261,761
Pool# AP4640
3.00%, 9/1/2027 32,107 31,184
Pool# AQ5096
3.00%, 11/1/2027 66,278 64,354
Pool# AB6887
3.00%, 11/1/2027 54,006 52,417
Pool# AQ4532
3.00%, 11/1/2027 46,218 44,852
Pool# AQ3758
3.00%, 11/1/2027 33,536 32,541
Pool# AB6886
3.00%, 11/1/2027 27,937 27,115
Pool# AQ7406
3.00%, 11/1/2027 26,200 25,459
Pool# AQ2884
3.00%, 12/1/2027 24,651 23,911
Pool# AS0487
2.50%, 9/1/2028 140,317 134,604
Pool# 930998
4.50%, 4/1/2029 3,024 3,023
Pool# BM1507
2.50%, 12/1/2029 80,222 77,141
Pool# AL8077
3.50%, 12/1/2029 9,642 9,392
Pool# BM4299
3.00%, 3/1/2030 306,197 297,893
Pool# AS4874
3.00%, 4/1/2030 211,153 202,259
Pool# AS5412
2.50%, 7/1/2030 83,157 78,627
Pool# AS5420
3.00%, 7/1/2030 179,357 171,800
Pool# AL7152
3.50%, 7/1/2030 186,572 181,597
Pool# AS5702
2.50%, 8/1/2030 296,494 280,337
Pool# AZ4898
2.50%, 8/1/2030 184,615 174,558
Pool# AY8448
3.00%, 8/1/2030 619,315 592,621
Pool# AZ2953
3.00%, 9/1/2030 533,673 510,702
Pool# AZ5718
3.00%, 9/1/2030 357,654 342,222
Pool# AS6060
3.00%, 10/1/2030 399,931 382,862
Pool# AZ9234
3.50%, 10/1/2030 23,046 22,364
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BA2993
3.00%, 11/1/2030 85,079 81,493
Pool# AS6174
3.50%, 11/1/2030 10,861 10,578
Pool# AS6272
2.50%, 12/1/2030 111,572 105,492
Pool# AS6295
3.00%, 12/1/2030 158,904 152,202
Pool# BA3545
3.00%, 12/1/2030 73,222 70,143
Pool# AH1515
4.00%, 12/1/2030 169,180 165,179
Pool# AD0716
6.50%, 12/1/2030 482,459 497,809
Pool# BA6532
2.50%, 1/1/2031 87,144 82,402
Pool# BM5016
3.00%, 1/1/2031 256,251 245,476
Pool# AB2121
4.00%, 1/1/2031 27,118 26,476
Pool# AL8060
3.00%, 2/1/2031 182,521 174,845
Pool# MA0641
4.00%, 2/1/2031 118,417 115,616
Pool# 560868
7.50%, 2/1/2031 504 502
Pool# AS6799
3.00%, 3/1/2031 135,674 129,746
Pool# BC0774
3.00%, 3/1/2031 79,302 75,888
Pool# BC4410
3.50%, 3/1/2031 9,746 9,463
Pool# AS6919
3.50%, 3/1/2031 9,055 8,819
Pool# BC0320
3.50%, 3/1/2031 7,346 7,149
Pool# BC4430
3.00%, 4/1/2031 29,832 28,455
Pool# AL8565
3.00%, 6/1/2031 98,453 94,150
Pool# AL8566
3.00%, 6/1/2031 90,496 86,538
Pool# AL8561
3.50%, 6/1/2031 87,260 84,995
Pool# AS8028
2.50%, 9/1/2031 324,865 306,333
Pool# AL9378
3.00%, 9/1/2031 47,219 45,228
Pool# MA2775
2.50%, 10/1/2031 671,532 633,262
Pool# BM1888
2.50%, 10/1/2031 563,363 541,104
Pool# AS8038
2.50%, 10/1/2031 306,608 289,113
Pool# BC4777
2.50%, 10/1/2031 249,721 235,115
Pool# AL9323
2.50%, 10/1/2031 14,302 13,487
Pool# AS8612
3.00%, 10/1/2031 82,942 79,316

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 607212
7.50%, 10/1/2031 2,811 2,810
Pool# MA0895
3.50%, 11/1/2031 120,251 118,303
Pool# MA2830
2.50%, 12/1/2031 262,688 247,709
Pool# BM3814
2.50%, 12/1/2031 180,422 170,137
Pool# AS8594
2.50%, 1/1/2032 212,433 200,320
Pool# AS8597
2.50%, 1/1/2032 178,702 168,508
Pool# AS8609
3.00%, 1/1/2032 131,387 125,649
Pool# AL9786
3.00%, 1/1/2032 121,839 116,711
Pool# AL9585
3.50%, 1/1/2032 48,331 47,072
Pool# BM1036
2.50%, 2/1/2032 966,587 911,468
Pool# BM4624
3.00%, 2/1/2032 137,546 131,548
Pool# AL9872
3.00%, 2/1/2032 102,607 98,130
Pool# AL9740
3.00%, 2/1/2032 92,416 88,375
Pool# AL9871
3.00%, 2/1/2032 62,964 60,215
Pool# AS8767
3.00%, 2/1/2032 10,764 10,293
Pool# BM1007
2.50%, 3/1/2032 287,838 270,001
Pool# AL9899
3.00%, 3/1/2032 18,512 17,703
Pool# BM3269
2.50%, 4/1/2032 425,056 400,808
Pool# MA1029
3.50%, 4/1/2032 104,263 102,574
Pool# 545556
7.00%, 4/1/2032 1,907 1,975
Pool# AO2565
3.50%, 5/1/2032 29,745 28,970
Pool# AS9695
3.50%, 5/1/2032 21,608 21,044
Pool# 545605
7.00%, 5/1/2032 2,615 2,724
Pool# BM4088
3.00%, 6/1/2032 168,025 160,684
Pool# AO5103
3.50%, 6/1/2032 116,044 114,164
Pool# 890786
3.50%, 6/1/2032 21,474 20,913
Pool# MA1107
3.50%, 7/1/2032 14,886 14,530
Pool# FM1664
4.00%, 7/1/2032 73,823 73,369
Pool# 651361
7.00%, 7/1/2032 936 939
Pool# BM1669
3.00%, 8/1/2032 104,944 100,357
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AP1990
3.50%, 8/1/2032 51,712 50,874
Pool# AP1997
3.50%, 8/1/2032 27,914 27,462
Pool# BH5355
3.50%, 8/1/2032 5,486 5,342
Pool# AO7202
3.50%, 9/1/2032 103,635 100,937
Pool# MA1166
3.50%, 9/1/2032 80,802 78,697
Pool# BM5167
3.50%, 9/1/2032 14,473 14,096
Pool# CA0586
2.50%, 10/1/2032 43,753 41,044
Pool# AP3673
3.50%, 10/1/2032 92,302 89,898
Pool# BH9391
3.50%, 10/1/2032 6,625 6,453
Pool# BM3389
3.00%, 11/1/2032 170,222 162,772
Pool# AB6962
3.50%, 11/1/2032 142,332 138,623
Pool# AQ3343
3.50%, 11/1/2032 85,193 82,980
Pool# BM3977
3.00%, 12/1/2032 247,304 236,483
Pool# CA0951
3.00%, 12/1/2032 132,190 126,403
Pool# FM1661
2.50%, 1/1/2033 478,916 455,223
Pool# BM4338
2.50%, 1/1/2033 278,518 262,636
Pool# BM3919
3.00%, 2/1/2033 158,152 151,239
Pool# BM3750
3.50%, 3/1/2033 133,343 129,859
Pool# BM4129
3.50%, 4/1/2033 161,474 157,270
Pool# 555346
5.50%, 4/1/2033 28,242 29,144
Pool# 713560
5.50%, 4/1/2033 6,531 6,634
Pool# 694846
6.50%, 4/1/2033 5,962 6,152
Pool# AB9402
3.00%, 5/1/2033 171,816 161,902
Pool# AB9403
3.00%, 5/1/2033 73,878 69,616
Pool# AB9300
3.00%, 5/1/2033 57,521 54,203
Pool# BM4132
3.50%, 5/1/2033 124,185 120,937
Pool# MA3372
4.00%, 5/1/2033 104,747 103,836
Pool# 555421
5.00%, 5/1/2033 596,465 609,143
Pool# MA3393
4.00%, 6/1/2033 45,499 45,041
Pool# MA3427
4.00%, 7/1/2033 35,087 34,762

48 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 720087
5.50%, 7/1/2033 106,238 109,541
Pool# 728721
5.50%, 7/1/2033 12,079 12,465
Pool# 555684
5.50%, 7/1/2033 4,231 4,367
Pool# MA1527
3.00%, 8/1/2033 590,884 556,786
Pool# 743235
5.50%, 10/1/2033 8,500 8,753
Pool# 750229
6.50%, 10/1/2033 16,463 16,980
Pool# FM2154
4.00%, 12/1/2033 141,585 140,885
Pool# 755872
5.50%, 12/1/2033 90,188 92,989
Pool# 725221
5.50%, 1/1/2034 2,519 2,600
Pool# 725223
5.50%, 3/1/2034 301 311
Pool# 725228
6.00%, 3/1/2034 238,544 248,040
Pool# 725425
5.50%, 4/1/2034 145,449 150,099
Pool# 725423
5.50%, 5/1/2034 14,298 14,752
Pool# 725594
5.50%, 7/1/2034 62,461 64,458
Pool# MA3739
3.50%, 8/1/2034 92,804 89,922
Pool# 788027
6.50%, 9/1/2034 20,496 21,140
Pool# MA3827
2.50%, 11/1/2034 527,319 492,629
Pool# FM1905
3.00%, 11/1/2034 64,963 61,697
Pool# 807310
7.00%, 11/1/2034 1,819 1,881
Pool# FM2412
3.50%, 1/1/2035 36,322 35,193
Pool# 735141
5.50%, 1/1/2035 189,961 196,038
Pool# 889852
5.50%, 5/1/2035 5,314 5,484
Pool# FM5474
2.50%, 10/1/2035 480,360 446,940
Pool# MA4156
2.50%, 10/1/2035 397,522 369,867
Pool# FM4900
2.00%, 12/1/2035 64,202 58,084
Pool# 256023
6.00%, 12/1/2035 174,841 182,225
Pool# CA8793
2.00%, 2/1/2036 1,534,161 1,384,142
Pool# CA8736
2.00%, 2/1/2036 742,860 670,450
Pool# CA8789
2.00%, 2/1/2036 732,220 660,614
Pool# FM5908
2.00%, 2/1/2036 523,783 473,866
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA9141
2.00%, 2/1/2036 511,449 462,703
Pool# CA9145
2.00%, 2/1/2036 417,748 376,904
Pool# FM5571
2.00%, 2/1/2036 243,424 220,225
Pool# CA9435
2.00%, 3/1/2036 462,445 417,219
Pool# CA9475
2.00%, 3/1/2036 432,651 390,341
Pool# CA9441
2.50%, 3/1/2036 341,699 318,203
Pool# CB0262
2.00%, 4/1/2036 686,315 619,186
Pool# 745418
5.50%, 4/1/2036 27,995 28,967
Pool# FM7259
2.50%, 5/1/2036 297,727 277,769
Pool# 745516
5.50%, 5/1/2036 16,089 16,653
Pool# MA4360
2.00%, 6/1/2036 1,224,151 1,104,419
Pool# 889745
5.50%, 6/1/2036 3,031 3,128
Pool# CB1090
2.50%, 7/1/2036 178,864 166,307
Pool# FM8538
2.00%, 8/1/2036 236,984 213,883
Pool# 995065
5.50%, 9/1/2036 104,060 107,384
Pool# 888635
5.50%, 9/1/2036 68,265 70,447
Pool# MA4441
1.50%, 10/1/2036 270,087 237,448
Pool# MA4535
1.50%, 2/1/2037 4,577,814 4,024,520
Pool# MA4566
1.50%, 3/1/2037 2,047,416 1,799,924
Pool# MA4581
1.50%, 4/1/2037 536,430 471,582
Pool# BT2234
2.00%, 4/1/2037 5,287,272 4,769,851
Pool# MA4582
2.00%, 4/1/2037 2,604,500 2,349,631
Pool# FS2950
2.50%, 4/1/2037 97,228 90,402
Pool# FS2035
2.00%, 5/1/2037 2,575,524 2,323,488
Pool# CB4006
2.00%, 5/1/2037 2,184,591 1,970,828
Pool# MA4628
2.50%, 6/1/2037 195,978 181,847
Pool# FS2497
1.50%, 8/1/2037 335,520 295,068
Pool# 995024
5.50%, 8/1/2037 37,583 38,786
Pool# 995050
6.00%, 9/1/2037 343,052 358,382
Pool# 955194
7.00%, 11/1/2037 34,199 35,974

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 928940
7.00%, 12/1/2037 20,788 20,708
Pool# MA3389
4.00%, 6/1/2038 69,984 68,293
Pool# MA3464
3.50%, 9/1/2038 143,413 137,207
Pool# 990810
7.00%, 10/1/2038 40,685 40,452
Pool# AD8536
5.00%, 8/1/2040 107,031 109,058
Pool# AB1735
3.50%, 11/1/2040 4,796 4,576
Pool# AE9747
4.50%, 12/1/2040 388,720 390,929
Pool# AB2067
3.50%, 1/1/2041 156,549 150,051
Pool# 932888
3.50%, 1/1/2041 125,099 119,364
Pool# AB2068
3.50%, 1/1/2041 88,049 84,023
Pool# 932891
3.50%, 1/1/2041 21,602 20,609
Pool# AL3650
5.00%, 2/1/2041 7,413 7,571
Pool# AL6521
5.00%, 4/1/2041 666,839 681,051
Pool# AL0390
5.00%, 5/1/2041 218,704 223,377
Pool# AL5863
4.50%, 6/1/2041 1,301,068 1,305,755
Pool# AI9851
4.50%, 9/1/2041 22,577 22,647
Pool# AL0761
5.00%, 9/1/2041 71,014 72,530
Pool# BM3907
5.50%, 9/1/2041 170,398 175,846
Pool# AJ5431
4.50%, 10/1/2041 48,992 49,221
Pool# AJ4861
4.00%, 12/1/2041 73,312 71,750
Pool# AX5316
4.50%, 1/1/2042 38,835 39,056
Pool# AL2499
4.50%, 1/1/2042 12,429 12,511
Pool# AW8167
3.50%, 2/1/2042 459,904 438,771
Pool# AB5185
3.50%, 5/1/2042 202,768 193,449
Pool# AO3575
4.50%, 5/1/2042 45,014 45,154
Pool# AO4647
3.50%, 6/1/2042 463,453 442,151
Pool# AO8036
4.50%, 7/1/2042 214,898 215,562
Pool# AP2092
4.50%, 8/1/2042 11,329 11,195
Pool# AP6579
3.50%, 9/1/2042 407,977 389,236
Pool# AL2782
4.50%, 9/1/2042 68,864 69,256
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB6524
3.50%, 10/1/2042 626,836 597,800
Pool# AB7074
3.00%, 11/1/2042 356,737 329,009
Pool# AP8785
3.00%, 11/1/2042 121,188 111,774
Pool# AL2677
3.50%, 11/1/2042 409,889 391,053
Pool# AB6786
3.50%, 11/1/2042 211,029 201,298
Pool# MA1273
3.50%, 12/1/2042 173,480 165,489
Pool# AR4210
3.50%, 1/1/2043 101,763 97,042
Pool# AT4040
3.00%, 3/1/2043 95,966 88,506
Pool# AR8213
3.50%, 4/1/2043 96,182 91,761
Pool# AB9238
3.00%, 5/1/2043 590,190 544,311
Pool# AB9237
3.00%, 5/1/2043 470,231 433,676
Pool# AB9236
3.00%, 5/1/2043 152,811 140,932
Pool# AB9362
3.50%, 5/1/2043 627,842 598,817
Pool# AT4145
3.00%, 6/1/2043 175,818 162,148
Pool# AB9814
3.00%, 7/1/2043 564,864 520,952
Pool# AT6871
3.00%, 7/1/2043 77,592 71,562
Pool# AS0203
3.00%, 8/1/2043 430,988 397,482
Pool# AS0255
4.50%, 8/1/2043 151,243 151,169
Pool# AS0516
3.00%, 9/1/2043 296,571 273,526
Pool# AL4471
4.00%, 9/1/2043 230,332 226,574
Pool# AL6951
3.50%, 10/1/2043 295,921 282,275
Pool# BM4222
3.00%, 1/1/2044 409,300 377,504
Pool# AS2276
4.50%, 4/1/2044 233,977 233,862
Pool# AW1006
4.00%, 5/1/2044 87,521 86,358
Pool# AL7767
4.50%, 6/1/2044 21,296 20,922
Pool# AS3161
4.00%, 8/1/2044 510,343 497,566
Pool# BM4650
3.00%, 10/1/2044 746,281 688,308
Pool# CA0688
3.50%, 10/1/2044 179,709 171,378
Pool# BC5090
4.00%, 10/1/2044 40,801 39,830
Pool# AS3946
4.00%, 12/1/2044 609,178 598,314

50 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8303
3.00%, 1/1/2045 131,254 121,058
Pool# BM4384
4.00%, 1/1/2045 216,947 212,053
Pool# BM3611
4.00%, 1/1/2045 182,297 178,411
Pool# BM3804
3.50%, 2/1/2045 82,609 78,782
Pool# AL9555
4.00%, 2/1/2045 1,168,153 1,143,260
Pool# AX9524
4.00%, 2/1/2045 690,592 681,415
Pool# AS4418
4.00%, 2/1/2045 459,200 453,099
Pool# AS4375
4.00%, 2/1/2045 314,591 310,411
Pool# AL6889
4.50%, 2/1/2045 74,090 74,053
Pool# BM3931
3.00%, 3/1/2045 361,987 333,868
Pool# AY1312
3.50%, 3/1/2045 1,121,262 1,062,765
Pool# AX9567
3.50%, 3/1/2045 62,712 59,422
Pool# AS4578
4.00%, 3/1/2045 90,238 89,039
Pool# BM4975
4.00%, 3/1/2045 87,681 85,513
Pool# BM3664
3.00%, 5/1/2045 402,285 371,034
Pool# AS4921
3.50%, 5/1/2045 538,342 509,598
Pool# AS5012
4.00%, 5/1/2045 862,353 850,895
Pool# BM5562
4.00%, 6/1/2045 166,909 163,299
Pool# AS5312
3.50%, 7/1/2045 110,111 104,026
Pool# AZ7111
4.00%, 7/1/2045 11,225 10,943
Pool# AZ9866
4.00%, 8/1/2045 8,408 8,138
Pool# AL7207
4.50%, 8/1/2045 93,103 93,057
Pool# AL9634
3.50%, 10/1/2045 68,799 65,639
Pool# BA2164
3.00%, 11/1/2045 90,866 83,616
Pool# AS6311
3.50%, 12/1/2045 874,145 825,306
Pool# AS6282
3.50%, 12/1/2045 827,317 781,097
Pool# BC0326
3.50%, 12/1/2045 500,851 472,868
Pool# BC0092
3.50%, 12/1/2045 49,109 46,365
Pool# BC0475
3.50%, 12/1/2045 34,958 33,027
Pool# AS6362
4.50%, 12/1/2045 15,583 15,544
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6474
3.50%, 1/1/2046 202,534 191,825
Pool# AS6539
3.50%, 1/1/2046 186,781 176,905
Pool# AL9849
3.50%, 1/1/2046 101,998 97,280
Pool# AS6527
4.00%, 1/1/2046 124,232 121,121
Pool# BC0178
4.50%, 1/1/2046 2,086 2,080
Pool# BC1158
3.50%, 2/1/2046 678,893 640,961
Pool# BC2667
4.00%, 2/1/2046 19,571 19,081
Pool# BC0605
4.00%, 2/1/2046 14,456 14,085
Pool# AL9781
4.50%, 2/1/2046 180,006 180,408
Pool# BC0300
3.50%, 3/1/2046 509,469 481,002
Pool# BM4621
3.50%, 3/1/2046 260,281 248,320
Pool# AS6833
3.50%, 3/1/2046 11,226 10,613
Pool# AS6795
4.00%, 3/1/2046 60,975 59,376
Pool# BA6972
4.00%, 3/1/2046 22,735 22,166
Pool# BC0311
4.50%, 3/1/2046 2,549 2,542
Pool# BC0823
3.50%, 4/1/2046 84,672 79,941
Pool# BA7692
3.50%, 4/1/2046 11,213 10,587
Pool# AS7026
4.00%, 4/1/2046 48,431 47,228
Pool# AS7171
3.50%, 5/1/2046 23,875 22,541
Pool# AS7251
4.00%, 5/1/2046 8,941 8,717
Pool# AS7387
3.50%, 6/1/2046 65,122 61,483
Pool# AL8833
4.00%, 6/1/2046 552,484 545,145
Pool# AS7594
3.50%, 7/1/2046 453,449 428,110
Pool# AS7593
3.50%, 7/1/2046 428,880 404,914
Pool# AL8824
3.50%, 7/1/2046 121,541 115,114
Pool# AS7545
3.50%, 7/1/2046 113,751 107,395
Pool# AS7490
3.50%, 7/1/2046 82,238 77,643
Pool# BC1452
4.00%, 7/1/2046 821,611 801,362
Pool# BD5180
4.50%, 7/1/2046 1,230 1,222
Pool# MA2705
3.00%, 8/1/2046 415,822 381,527

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC1489
3.00%, 8/1/2046 98,823 90,751
Pool# BD4890
3.50%, 8/1/2046 531,864 502,145
Pool# BC9501
3.50%, 8/1/2046 18,429 17,399
Pool# AS7760
4.00%, 8/1/2046 93,319 90,963
Pool# AS7648
4.00%, 8/1/2046 39,839 38,813
Pool# AS7795
4.00%, 8/1/2046 35,400 34,502
Pool# BD3911
4.00%, 8/1/2046 8,126 7,920
Pool# BD3923
4.00%, 8/1/2046 6,243 6,084
Pool# AS7770
4.50%, 8/1/2046 23,573 23,556
Pool# BD5232
4.50%, 8/1/2046 4,321 4,313
Pool# AL8947
3.50%, 9/1/2046 151,761 143,281
Pool# BD4944
3.50%, 9/1/2046 13,670 12,906
Pool# AL9263
3.00%, 10/1/2046 143,948 131,881
Pool# AL9234
3.50%, 10/1/2046 59,197 55,995
Pool# AS8125
3.50%, 10/1/2046 33,865 31,972
Pool# BM3932
3.50%, 10/1/2046 33,781 31,894
Pool# FM1871
4.00%, 10/1/2046 83,359 81,582
Pool# BC4766
4.50%, 10/1/2046 27,304 27,236
Pool# AS8154
4.50%, 10/1/2046 8,251 8,245
Pool# FM1368
3.00%, 11/1/2046 802,147 737,814
Pool# MA2806
3.00%, 11/1/2046 276,769 254,341
Pool# BC9003
3.00%, 11/1/2046 111,056 101,713
Pool# AS8369
3.50%, 11/1/2046 435,712 411,364
Pool# BE5067
3.50%, 11/1/2046 294,695 278,414
Pool# BE0065
3.50%, 11/1/2046 11,163 10,570
Pool# BE5038
4.00%, 11/1/2046 10,316 10,272
Pool# MA2833
3.00%, 12/1/2046 2,323,066 2,134,698
Pool# AS8483
3.00%, 12/1/2046 547,810 503,480
Pool# BC9067
3.00%, 12/1/2046 272,357 249,346
Pool# AS8488
3.00%, 12/1/2046 216,150 197,963
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8509
3.00%, 12/1/2046 71,192 65,390
Pool# BM1121
3.50%, 12/1/2046 445,551 420,793
Pool# AS8492
3.50%, 12/1/2046 440,495 417,201
Pool# AS8572
3.50%, 12/1/2046 313,049 295,556
Pool# AS8417
3.50%, 12/1/2046 266,100 251,229
Pool# BE4224
3.50%, 12/1/2046 11,521 10,877
Pool# AS8650
3.00%, 1/1/2047 938,739 855,867
Pool# AL9697
3.00%, 1/1/2047 554,232 507,996
Pool# AS8647
3.00%, 1/1/2047 408,377 373,858
Pool# BE5775
3.00%, 1/1/2047 351,106 319,160
Pool# AL9774
3.50%, 1/1/2047 292,726 278,357
Pool# BM3204
3.50%, 1/1/2047 227,223 215,212
Pool# BD2440
3.50%, 1/1/2047 157,831 149,012
Pool# AS8692
3.50%, 1/1/2047 142,579 134,752
Pool# BD2450
3.50%, 1/1/2047 108,741 102,832
Pool# BE6548
3.50%, 1/1/2047 56,223 53,082
Pool# BE5856
4.50%, 1/1/2047 6,811 6,800
Pool# BE7115
4.50%, 1/1/2047 6,421 6,400
Pool# BE6503
4.50%, 1/1/2047 3,643 3,634
Pool# BM3908
5.50%, 1/1/2047 33,890 34,975
Pool# MA2895
3.00%, 2/1/2047 2,950,775 2,699,333
Pool# BM3688
3.50%, 2/1/2047 354,892 335,064
Pool# BD5046
3.50%, 2/1/2047 66,825 63,091
Pool# BM5274
4.00%, 2/1/2047 60,121 58,615
Pool# BE8495
4.50%, 2/1/2047 3,627 3,618
Pool# BE7869
4.50%, 2/1/2047 2,919 2,910
Pool# AL9859
3.00%, 3/1/2047 876,718 802,038
Pool# AL9848
3.00%, 3/1/2047 287,267 262,892
Pool# BM5383
4.00%, 3/1/2047 39,306 38,322
Pool# AS8966
4.00%, 3/1/2047 25,378 24,703

52 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8979
4.50%, 3/1/2047 40,508 40,422
Pool# BE9247
4.50%, 3/1/2047 4,117 4,103
Pool# BM3707
2.50%, 4/1/2047 153,688 134,804
Pool# AS9463
3.50%, 4/1/2047 122,227 115,434
Pool# AS9451
3.50%, 4/1/2047 83,784 79,101
Pool# BD7122
4.00%, 4/1/2047 375,472 365,643
Pool# AS9467
4.00%, 4/1/2047 203,520 198,213
Pool# AS9470
4.50%, 4/1/2047 131,293 130,894
Pool# BH0304
4.50%, 4/1/2047 6,309 6,295
Pool# AS9562
3.00%, 5/1/2047 61,922 56,555
Pool# BM3237
3.50%, 5/1/2047 304,262 287,357
Pool# AS9577
3.50%, 5/1/2047 117,749 111,168
Pool# BM1268
4.00%, 5/1/2047 221,135 215,369
Pool# BE3670
3.50%, 6/1/2047 120,554 113,799
Pool# AS9794
3.50%, 6/1/2047 109,537 103,568
Pool# AS9747
4.00%, 6/1/2047 553,515 541,606
Pool# BM3549
4.00%, 6/1/2047 224,188 218,631
Pool# BE3702
4.00%, 6/1/2047 81,230 79,095
Pool# BM1295
4.50%, 6/1/2047 85,509 85,328
Pool# BE9624
4.50%, 6/1/2047 11,591 11,520
Pool# BM3801
3.00%, 7/1/2047 487,468 446,283
Pool# AS9938
3.50%, 7/1/2047 119,079 112,784
Pool# BM1551
3.50%, 7/1/2047 107,260 101,300
Pool# AS9909
3.50%, 7/1/2047 56,780 53,624
Pool# BM1492
4.00%, 7/1/2047 383,669 373,665
Pool# AS9973
4.00%, 7/1/2047 26,056 25,353
Pool# 890673
3.00%, 8/1/2047 246,593 226,070
Pool# MA3087
3.50%, 8/1/2047 199,188 188,213
Pool# CA0240
3.50%, 8/1/2047 102,146 96,327
Pool# BM1658
3.50%, 8/1/2047 85,918 81,117
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BH7375
3.50%, 8/1/2047 66,763 63,032
Pool# CA0123
4.00%, 8/1/2047 323,649 316,685
Pool# BH2597
4.00%, 8/1/2047 193,145 187,850
Pool# BH5359
4.00%, 8/1/2047 120,491 117,412
Pool# CA0133
4.00%, 8/1/2047 37,197 36,177
Pool# BM5787
4.00%, 8/1/2047 10,887 10,623
Pool# CA0407
3.50%, 9/1/2047 165,080 155,570
Pool# BH4004
4.00%, 9/1/2047 182,162 177,243
Pool# BM3556
4.00%, 9/1/2047 110,834 109,745
Pool# CA0392
4.00%, 9/1/2047 73,129 71,006
Pool# CA0265
4.00%, 9/1/2047 23,182 22,566
Pool# CA0487
3.50%, 10/1/2047 436,043 410,726
Pool# BM1959
3.50%, 10/1/2047 311,491 295,018
Pool# CA0493
4.00%, 10/1/2047 192,167 186,898
Pool# BM3015
4.00%, 10/1/2047 132,366 130,034
Pool# CA0549
4.00%, 10/1/2047 123,445 120,060
Pool# CA0496
4.50%, 10/1/2047 137,407 137,259
Pool# CA0623
4.50%, 10/1/2047 32,084 32,058
Pool# CA0693
3.50%, 11/1/2047 305,972 288,588
Pool# CA0680
3.50%, 11/1/2047 154,115 145,967
Pool# BM3358
3.50%, 11/1/2047 135,208 128,060
Pool# CA0696
4.00%, 11/1/2047 322,117 312,364
Pool# BM3191
4.00%, 11/1/2047 69,020 67,171
Pool# CA0808
4.00%, 11/1/2047 55,528 54,157
Pool# BM3379
3.00%, 12/1/2047 451,109 413,811
Pool# BJ2492
3.50%, 12/1/2047 191,633 180,805
Pool# MA3211
4.00%, 12/1/2047 501,033 488,174
Pool# BJ1699
4.00%, 12/1/2047 159,429 157,863
Pool# CA0991
3.50%, 1/1/2048 311,354 294,891
Pool# MA3238
3.50%, 1/1/2048 311,225 293,567

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1015
4.00%, 1/1/2048 196,366 191,322
Pool# CA1025
4.50%, 1/1/2048 254,360 253,743
Pool# CA1189
3.50%, 2/1/2048 1,206,420 1,138,397
Pool# BH9280
3.50%, 2/1/2048 654,551 618,173
Pool# CA1242
3.50%, 2/1/2048 151,969 144,508
Pool# MA3277
4.00%, 2/1/2048 11,399 11,004
Pool# BJ8271
4.50%, 2/1/2048 295,141 294,402
Pool# BJ8269
4.50%, 2/1/2048 187,449 187,247
Pool# BK1586
4.50%, 2/1/2048 183,342 182,898
Pool# BJ8270
4.50%, 2/1/2048 167,808 167,258
Pool# CA4341
3.00%, 3/1/2048 107,221 97,524
Pool# MA3305
3.50%, 3/1/2048 33,784 31,849
Pool# BK1972
4.50%, 3/1/2048 52,161 52,323
Pool# BJ0640
5.00%, 3/1/2048 15,013 15,193
Pool# CA1531
3.50%, 4/1/2048 116,827 111,090
Pool# CA1510
3.50%, 4/1/2048 67,099 63,256
Pool# CA1551
4.00%, 4/1/2048 496,588 481,034
Pool# CA1560
4.50%, 4/1/2048 103,197 102,750
Pool# BJ2681
5.00%, 4/1/2048 38,974 39,417
Pool# MA3348
5.00%, 4/1/2048 3,419 3,466
Pool# BM4024
3.50%, 5/1/2048 73,985 70,354
Pool# MA3358
4.50%, 5/1/2048 152,965 151,283
Pool# MA3374
5.00%, 5/1/2048 11,042 11,194
Pool# CA1898
4.50%, 6/1/2048 129,428 129,462
Pool# CA1951
4.00%, 7/1/2048 128,170 124,523
Pool# BK6577
4.50%, 7/1/2048 10,946 10,848
Pool# CA1988
4.50%, 7/1/2048 4,015 3,991
Pool# BK4766
4.50%, 8/1/2048 212,234 211,365
Pool# CA2376
4.00%, 9/1/2048 116,699 113,378
Pool# MA3472
5.00%, 9/1/2048 13,660 13,883
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3495
4.00%, 10/1/2048 173,319 168,333
Pool# CA2493
4.50%, 10/1/2048 78,399 78,106
Pool# BM4664
4.50%, 10/1/2048 77,833 77,580
Pool# BM5024
3.00%, 11/1/2048 560,272 510,469
Pool# FM1001
3.50%, 11/1/2048 40,697 38,398
Pool# MA3521
4.00%, 11/1/2048 182,694 177,263
Pool# MA3536
4.00%, 12/1/2048 137,637 133,678
Pool# CA2779
4.50%, 12/1/2048 266,347 265,483
Pool# BN0340
4.50%, 12/1/2048 211,430 209,639
Pool# BM5212
4.50%, 12/1/2048 56,345 56,161
Pool# FM2888
3.50%, 1/1/2049 1,437,137 1,353,747
Pool# BN3944
4.00%, 1/1/2049 91,927 89,283
Pool# BN3960
4.50%, 1/1/2049 143,254 142,452
Pool# BN6135
4.00%, 2/1/2049 61,945 59,999
Pool# FM2337
4.50%, 2/1/2049 218,760 217,908
Pool# CA3387
4.00%, 4/1/2049 301,894 295,000
Pool# CA3394
5.00%, 4/1/2049 27,095 27,431
Pool# CA3489
4.00%, 5/1/2049 225,209 220,086
Pool# MA3665
4.50%, 5/1/2049 226,862 225,768
Pool# FM1051
4.50%, 5/1/2049 126,991 126,463
Pool# FM7504
3.50%, 6/1/2049 290,914 273,551
Pool# CA3669
4.00%, 6/1/2049 324,575 315,510
Pool# CA3639
4.00%, 6/1/2049 114,175 110,714
Pool# FM8304
4.00%, 7/1/2049 629,221 610,321
Pool# CA3825
4.00%, 7/1/2049 262,491 256,793
Pool# FM7105
3.50%, 8/1/2049 192,066 181,258
Pool# BO5494
3.00%, 11/1/2049 90,741 82,503
Pool# BO6225
3.00%, 12/1/2049 706,675 639,255
Pool# BO5380
3.00%, 12/1/2049 101,864 92,616
Pool# MA3873
4.00%, 12/1/2049 126,662 122,207

54 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA5152
3.00%, 2/1/2050 227,648 206,184
Pool# FM2887
3.00%, 3/1/2050 462,266 419,681
Pool# FM0077
3.00%, 3/1/2050 115,504 104,513
Pool# CA5510
3.00%, 4/1/2050 393,771 356,645
Pool# MA4077
2.00%, 7/1/2050 1,032,185 856,438
Pool# CA6598
2.50%, 8/1/2050 916,073 791,678
Pool# BQ4909
2.00%, 9/1/2050 1,789,270 1,486,408
Pool# CA6985
2.00%, 9/1/2050 954,206 791,637
Pool# FM4226
2.50%, 9/1/2050 2,281,844 1,980,998
Pool# FM4231
2.50%, 9/1/2050 2,113,504 1,827,011
Pool# FM4222
2.50%, 9/1/2050 534,789 468,343
Pool# CA7029
2.50%, 9/1/2050 505,072 442,313
Pool# CA7572
2.50%, 10/1/2050 3,040,509 2,666,705
Pool# CA7368
2.50%, 10/1/2050 1,304,087 1,131,644
Pool# CA7369
2.50%, 10/1/2050 986,920 856,416
Pool# MA4181
1.50%, 11/1/2050 917,750 722,684
Pool# CA7573
2.50%, 11/1/2050 4,521,069 3,961,690
Pool# FM4859
2.50%, 11/1/2050 1,091,029 947,187
Pool# FM4808
2.50%, 11/1/2050 843,419 728,758
Pool# FM4969
2.00%, 12/1/2050 1,820,353 1,509,836
Pool# CA8442
2.00%, 1/1/2051 2,187,263 1,815,471
Pool# FM6031
2.00%, 2/1/2051 2,670,913 2,213,479
Pool# CA8823
2.00%, 2/1/2051 1,139,117 944,506
Pool# CA8893
2.00%, 2/1/2051 1,108,666 919,163
Pool# BQ9747
2.00%, 2/1/2051 829,060 687,360
Pool# FM6135
2.00%, 2/1/2051 625,186 518,428
Pool# CA8866
2.50%, 2/1/2051 731,035 631,305
Pool# MA4280
1.50%, 3/1/2051 3,725,230 2,931,499
Pool# FM6554
2.00%, 3/1/2051 2,054,261 1,703,157
Pool# MA4281
2.00%, 3/1/2051 1,854,168 1,537,402
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6569
2.50%, 3/1/2051 2,249,528 1,942,738
Pool# FM7677
2.50%, 3/1/2051 2,235,511 1,940,788
Pool# FM7460
4.00%, 3/1/2051 818,131 790,291
Pool# FM6834
2.00%, 4/1/2051 2,485,544 2,060,720
Pool# CB0235
2.00%, 4/1/2051 1,316,999 1,092,077
Pool# CB0149
2.00%, 4/1/2051 342,103 283,523
Pool# BR7647
2.00%, 4/1/2051 247,038 204,729
Pool# BR7703
2.50%, 4/1/2051 387,145 335,877
Pool# MA4325
2.00%, 5/1/2051 971,845 805,587
Pool# CB0400
2.00%, 5/1/2051 323,654 271,694
Pool# CB0514
2.50%, 5/1/2051 1,374,967 1,186,979
Pool# FS1463
4.00%, 5/1/2051 296,920 287,285
Pool# CB0684
2.00%, 6/1/2051 1,386,324 1,149,370
Pool# CB0819
2.00%, 6/1/2051 1,262,544 1,046,747
Pool# FM7719
2.00%, 6/1/2051 911,112 755,174
Pool# FM8630
1.50%, 7/1/2051 1,484,020 1,167,124
Pool# MA4378
2.00%, 7/1/2051 2,184,407 1,809,489
Pool# CB1110
2.00%, 7/1/2051 575,224 476,415
Pool# FM8160
2.50%, 7/1/2051 687,730 600,999
Pool# FM8007
2.50%, 7/1/2051 446,280 385,292
Pool# CB1065
2.50%, 7/1/2051 360,770 311,339
Pool# CB1133
2.50%, 7/1/2051 297,123 256,587
Pool# CB1330
2.50%, 8/1/2051 1,609,488 1,389,629
Pool# FM8011
2.50%, 8/1/2051 1,354,603 1,177,919
Pool# CB1400
3.00%, 8/1/2051 43,603 39,560
Pool# MA4437
2.00%, 10/1/2051 10,777,517 8,913,758
Pool# BU1052
2.00%, 10/1/2051 503,879 420,349
Pool# FM9082
2.00%, 10/1/2051 498,878 413,666
Pool# FM9081
2.00%, 10/1/2051 188,119 155,987
Pool# FS1215
2.50%, 10/1/2051 1,137,241 981,376

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1473
3.50%, 10/1/2051 1,342,012 1,263,174
Pool# MA4464
1.50%, 11/1/2051 1,878,938 1,475,958
Pool# CB2038
2.00%, 11/1/2051 5,819,639 4,819,076
Pool# FM9450
2.00%, 11/1/2051 1,961,764 1,629,102
Pool# MA4465
2.00%, 11/1/2051 1,891,810 1,566,791
Pool# FM9411
2.00%, 11/1/2051 1,891,298 1,566,617
Pool# CB2148
2.00%, 11/1/2051 933,110 772,787
Pool# MA4466
2.50%, 11/1/2051 5,643,611 4,869,018
Pool# FM9491
2.50%, 11/1/2051 786,678 678,647
Pool# FM9494
2.50%, 11/1/2051 501,259 432,375
Pool# BU5908
2.00%, 12/1/2051 3,669,712 3,045,722
Pool# CB2297
2.50%, 12/1/2051 4,687,004 4,043,227
Pool# MA4493
2.50%, 12/1/2051 3,628,965 3,130,498
Pool# FM9543
2.50%, 12/1/2051 2,800,409 2,416,465
Pool# CB2410
2.50%, 12/1/2051 1,996,284 1,722,083
Pool# FM9806
2.50%, 12/1/2051 1,743,356 1,503,911
Pool# FM9864
2.50%, 12/1/2051 1,011,910 878,036
Pool# CB2469
2.50%, 12/1/2051 922,666 798,989
Pool# FM9697
2.50%, 12/1/2051 461,890 401,043
Pool# FS1192
2.00%, 1/1/2052 4,665,954 3,867,265
Pool# FS1095
2.00%, 1/1/2052 2,813,858 2,332,642
Pool# MA4512
2.50%, 1/1/2052 4,462,517 3,849,312
Pool# FS2639
2.50%, 1/1/2052 970,926 838,239
Pool# FS2040
2.00%, 2/1/2052 1,908,336 1,578,560
Pool# BU9905
2.00%, 2/1/2052 943,121 780,916
Pool# CB2868
2.50%, 2/1/2052 1,873,332 1,616,044
Pool# CB3156
2.00%, 3/1/2052 1,916,530 1,586,731
Pool# BV4170
2.50%, 3/1/2052 4,761,440 4,107,530
Pool# CB3159
2.50%, 3/1/2052 1,889,252 1,631,170
Pool# BV4133
2.50%, 3/1/2052 1,882,684 1,624,207
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB3016
2.50%, 3/1/2052 940,219 811,095
Pool# CB3237
3.00%, 3/1/2052 939,586 843,926
Pool# CB3350
2.50%, 4/1/2052 1,897,540 1,638,474
Pool# BV5355
2.50%, 4/1/2052 936,640 807,948
Pool# MA4578
2.50%, 4/1/2052 932,666 804,181
Pool# CB3368
3.00%, 4/1/2052 938,338 842,692
Pool# CB3362
3.00%, 4/1/2052 927,033 833,567
Pool# CB3516
3.00%, 5/1/2052 1,429,054 1,283,568
Pool# FS2141
3.50%, 6/1/2052 1,123,994 1,045,063
Pool# CB3915
4.50%, 6/1/2052 70,716 69,351
Pool# CB4673
4.50%, 9/1/2052 989,658 981,216
Pool# CB4831
4.50%, 10/1/2052 1,472,223 1,443,733
Pool# CB5535
5.00%, 1/1/2053 1,992,269 1,989,699
Pool# FS3801
5.50%, 2/1/2053 195,977 198,012
Pool# CB6004
5.50%, 4/1/2053 3,187,833 3,268,805
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 4/25/2038 2,840,250 2,496,897
2.00%, 4/25/2038 974,750 879,455
2.50%, 4/25/2038 970,000 900,243
3.00%, 4/25/2038 348,663 330,521
3.50%, 4/25/2038 393,000 379,890
4.00%, 4/25/2038 343,000 337,560
4.50%, 4/25/2038 215,000 214,345
5.00%, 4/25/2038 35,000 35,236
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 4/25/2053 1,600,000 1,255,768
2.00%, 4/25/2053 1,995,208 1,649,343
2.50%, 4/25/2053 326,000 280,971
3.00%, 4/25/2053 4,525,000 4,060,100
3.50%, 4/25/2053 200,000 185,836
4.00%, 4/25/2053 6,950,000 6,647,050
4.50%, 4/25/2053 7,225,000 7,079,025
5.00%, 4/25/2053 5,951,000 5,935,193
5.50%, 4/25/2053 1,875,000 1,893,933
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 110 110
Pool# 457801
7.00%, 8/15/2028 1,113 1,130
Pool# 486936
6.50%, 2/15/2029 493 508
Pool# 502969
6.00%, 3/15/2029 1,572 1,601

56 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 487053
7.00%, 3/15/2029 614 625
Pool# 781014
6.00%, 4/15/2029 1,108 1,129
Pool# 509099
7.00%, 6/15/2029 2,308 2,330
Pool# 434505
7.50%, 8/15/2029 40 40
Pool# 781124
7.00%, 12/15/2029 4,089 4,280
Pool# 507396
7.50%, 9/15/2030 28,165 28,277
Pool# 531352
7.50%, 9/15/2030 1,859 1,864
Pool# 536334
7.50%, 10/15/2030 138 138
Pool# 540659
7.00%, 1/15/2031 645 651
Pool# 486019
7.50%, 1/15/2031 696 699
Pool# 535388
7.50%, 1/15/2031 441 441
Pool# 528589
6.50%, 3/15/2031 7,780 8,007
Pool# 508473
7.50%, 4/15/2031 2,831 2,856
Pool# 544470
8.00%, 4/15/2031 1,316 1,313
Pool# 781287
7.00%, 5/15/2031 1,968 2,064
Pool# 781319
7.00%, 7/15/2031 606 650
Pool# 485879
7.00%, 8/15/2031 2,789 2,848
Pool# 572554
6.50%, 9/15/2031 26,033 26,798
Pool# 781328
7.00%, 9/15/2031 1,831 1,925
Pool# 550991
6.50%, 10/15/2031 418 430
Pool# 571267
7.00%, 10/15/2031 252 254
Pool# 555171
6.50%, 12/15/2031 1,024 1,054
Pool# 781380
7.50%, 12/15/2031 614 655
Pool# 781481
7.50%, 1/15/2032 2,906 3,099
Pool# 580972
6.50%, 2/15/2032 141 145
Pool# 781401
7.50%, 2/15/2032 2,015 2,128
Pool# 781916
6.50%, 3/15/2032 22,183 22,828
Pool# 552474
7.00%, 3/15/2032 3,275 3,400
Pool# 781478
7.50%, 3/15/2032 1,123 1,191
Pool# 781429
8.00%, 3/15/2032 2,054 2,187
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781431
7.00%, 4/15/2032 7,465 7,935
Pool# 552616
7.00%, 6/15/2032 30,543 31,635
Pool# 570022
7.00%, 7/15/2032 11,391 11,908
Pool# 595077
6.00%, 10/15/2032 3,662 3,837
Pool# 552903
6.50%, 11/15/2032 41,287 42,491
Pool# 552952
6.00%, 12/15/2032 2,788 2,843
Pool# 602102
6.00%, 2/15/2033 12,550 12,796
Pool# 588192
6.00%, 2/15/2033 2,575 2,626
Pool# 553144
5.50%, 4/15/2033 9,259 9,519
Pool# 604243
6.00%, 4/15/2033 4,860 5,049
Pool# 611526
6.00%, 5/15/2033 6,996 7,126
Pool# 553320
6.00%, 6/15/2033 13,665 14,173
Pool# 604788
6.50%, 11/15/2033 44,041 45,367
Pool# 781688
6.00%, 12/15/2033 19,416 20,438
Pool# 604875
6.00%, 12/15/2033 16,790 17,584
Pool# 781690
6.00%, 12/15/2033 7,105 7,481
Pool# 781699
7.00%, 12/15/2033 2,455 2,524
Pool# 621856
6.00%, 1/15/2034 7,910 8,057
Pool# 564799
6.00%, 3/15/2034 9,586 9,761
Pool# 630038
6.50%, 8/15/2034 27,851 28,661
Pool# 781804
6.00%, 9/15/2034 18,196 19,157
Pool# 781847
6.00%, 12/15/2034 13,834 14,566
Pool# 486921
5.50%, 2/15/2035 4,723 4,899
Pool# 781902
6.00%, 2/15/2035 18,710 19,691
Pool# 781933
6.00%, 6/15/2035 1,983 2,088
Pool# 649513
5.50%, 10/15/2035 141,720 145,300
Pool# 649510
5.50%, 10/15/2035 72,380 74,781
Pool# 652207
5.50%, 3/15/2036 38,353 39,122
Pool# 655519
5.00%, 5/15/2036 17,884 18,267
Pool# 652539
5.00%, 5/15/2036 6,198 6,329

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 606308
5.50%, 5/15/2036 6,388 6,530
Pool# 657912
6.50%, 8/15/2036 2,957 3,043
Pool# 697957
4.50%, 3/15/2039 542,327 547,184
Pool# 704630
5.50%, 7/15/2039 16,075 16,530
Pool# 710724
4.50%, 8/15/2039 161,712 163,311
Pool# 722292
5.00%, 9/15/2039 324,455 335,548
Pool# 782803
6.00%, 11/15/2039 162,959 171,624
Pool# 736666
4.50%, 4/15/2040 362,383 359,260
Pool# 733312
4.00%, 9/15/2040 42,483 41,019
Pool# 742235
4.00%, 12/15/2040 92,346 88,921
Pool# 755959
4.00%, 1/15/2041 82,402 79,754
Pool# 755958
4.00%, 1/15/2041 74,816 72,411
Pool# 742244
4.00%, 1/15/2041 72,790 70,112
Pool# 759075
4.00%, 1/15/2041 68,895 66,359
Pool# 753826
4.00%, 1/15/2041 37,223 35,926
Pool# 690662
4.00%, 1/15/2041 26,801 25,867
Pool# 719486
4.00%, 1/15/2041 7,199 6,908
Pool# 759207
4.00%, 2/15/2041 160,242 154,357
Pool# 757555
4.00%, 2/15/2041 15,805 15,349
Pool# 757557
4.00%, 2/15/2041 7,718 7,431
Pool# 738107
4.00%, 3/15/2041 193,280 186,112
Pool# 784637
4.00%, 8/15/2041 61,102 60,053
Pool# 778869
4.00%, 2/15/2042 113,210 109,011
Pool# AD8789
3.50%, 3/15/2043 392,597 379,472
Pool# AD2254
3.50%, 3/15/2043 67,215 65,319
Pool# AA6403
3.00%, 5/15/2043 465,752 434,734
Pool# AD2411
3.50%, 5/15/2043 253,333 246,218
Pool# 783781
3.50%, 6/15/2043 308,983 300,296
Pool# 784015
3.00%, 7/15/2043 87,882 82,021
Pool# 784459
3.00%, 12/15/2046 193,421 179,012
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 784293
3.00%, 12/15/2046 52,199 48,151
Pool# 784355
4.00%, 12/15/2046 84,146 79,911
Pool# 784500
3.00%, 2/15/2047 423,945 391,869
Pool# 784713
3.00%, 2/15/2047 104,520 96,609
Pool# 784458
3.50%, 12/15/2047 1,035,677 1,006,179
Pool# 784747
4.00%, 5/15/2048 60,205 57,788
Pool# 784715
4.00%, 5/15/2048 55,180 52,877
Pool# 785073
4.00%, 9/15/2049 67,921 65,195
Pool# BD4016
3.00%, 10/15/2049 169,889 155,845
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 201,915 210,128
Pool# 4245
6.00%, 9/20/2038 80,121 84,768
Pool# 4559
5.00%, 10/20/2039 185,264 190,201
Pool# 4715
5.00%, 6/20/2040 47,807 49,105
Pool# 4747
5.00%, 7/20/2040 537,922 552,524
Pool# 4771
4.50%, 8/20/2040 440,167 445,735
Pool# 4802
5.00%, 9/20/2040 365,121 375,037
Pool# 4834
4.50%, 10/20/2040 120,618 122,144
Pool# 737727
4.00%, 12/20/2040 765,498 751,111
Pool# 737730
4.00%, 12/20/2040 217,864 213,802
Pool# 4923
4.50%, 1/20/2041 189,261 191,657
Pool# 4978
4.50%, 3/20/2041 26,513 26,848
Pool# 5017
4.50%, 4/20/2041 273,158 276,613
Pool# 5056
5.00%, 5/20/2041 90,144 92,591
Pool# 5082
4.50%, 6/20/2041 107,663 109,026
Pool# 5175
4.50%, 9/20/2041 127,594 129,208
Pool# 675523
3.50%, 3/20/2042 147,531 139,212
Pool# 5332
4.00%, 3/20/2042 120,838 119,313
Pool# MA0392
3.50%, 9/20/2042 1,115,168 1,066,629
Pool# MA0462
3.50%, 10/20/2042 878,015 839,452

58 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA0534
3.50%, 11/20/2042 1,998,744 1,912,149
Pool# MA0625
3.50%, 12/20/2042 422,509 403,986
Pool# MA0698
3.00%, 1/20/2043 459,776 428,080
Pool# MA0852
3.50%, 3/20/2043 464,582 445,029
Pool# MA0934
3.50%, 4/20/2043 421,779 403,468
Pool# AF1001
3.50%, 6/20/2043 381,317 362,755
Pool# MA1376
4.00%, 10/20/2043 184,540 181,937
Pool# AJ9335
3.50%, 10/20/2044 41,025 38,837
Pool# MA2677
3.00%, 3/20/2045 153,293 142,858
Pool# MA2754
3.50%, 4/20/2045 280,268 267,090
Pool# MA2824
2.50%, 5/20/2045 303,211 271,347
Pool# MA2825
3.00%, 5/20/2045 604,218 563,076
Pool# AM4381
3.50%, 5/20/2045 378,871 347,654
Pool# MA2891
3.00%, 6/20/2045 1,018,518 948,239
Pool# MA2960
3.00%, 7/20/2045 349,610 325,686
Pool# 784156
4.00%, 8/20/2045 148,210 143,782
Pool# AO1103
3.50%, 9/20/2045 607,086 577,521
Pool# AO1099
3.50%, 9/20/2045 325,499 309,714
Pool# MA3106
4.00%, 9/20/2045 81,449 79,786
Pool# MA3172
3.00%, 10/20/2045 168,050 156,370
Pool# MA3173
3.50%, 10/20/2045 116,394 110,692
Pool# MA3174
4.00%, 10/20/2045 10,171 9,948
Pool# MA3243
3.00%, 11/20/2045 318,689 296,380
Pool# MA3244
3.50%, 11/20/2045 304,091 289,193
Pool# 784098
3.00%, 12/20/2045 621,880 578,014
Pool# MA3309
3.00%, 12/20/2045 544,557 506,145
Pool# MA3310
3.50%, 12/20/2045 226,525 214,777
Pool# 784111
3.00%, 1/20/2046 324,737 301,519
Pool# MA3377
4.00%, 1/20/2046 45,524 44,528
Pool# 784119
3.00%, 2/20/2046 616,570 572,783
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784115
3.00%, 2/20/2046 28,194 26,192
Pool# MA3520
3.00%, 3/20/2046 417,797 387,921
Pool# MA3521
3.50%, 3/20/2046 798,142 758,918
Pool# MA3522
4.00%, 3/20/2046 315,192 308,290
Pool# MA3596
3.00%, 4/20/2046 217,725 201,812
Pool# MA3597
3.50%, 4/20/2046 227,917 216,753
Pool# MA3662
3.00%, 5/20/2046 833,724 772,544
Pool# MA3735
3.00%, 6/20/2046 506,771 469,430
Pool# MA3736
3.50%, 6/20/2046 1,296,537 1,234,385
Pool# MA3804
4.00%, 7/20/2046 48,020 46,968
Pool# MA3873
3.00%, 8/20/2046 1,080,473 1,000,174
Pool# MA3876
4.50%, 8/20/2046 51,415 51,971
Pool# MA3936
3.00%, 9/20/2046 1,094,951 1,014,180
Pool# MA3939
4.50%, 9/20/2046 8,463 8,389
Pool# MA4006
4.50%, 10/20/2046 155,181 156,859
Pool# MA4068
3.00%, 11/20/2046 164,671 152,432
Pool# MA4069
3.50%, 11/20/2046 16,926 16,115
Pool# MA4070
4.00%, 11/20/2046 29,401 28,758
Pool# MA4071
4.50%, 11/20/2046 10,569 10,669
Pool# MA4125
2.50%, 12/20/2046 97,123 86,740
Pool# MA4126
3.00%, 12/20/2046 1,681,222 1,555,594
Pool# MA4127
3.50%, 12/20/2046 405,778 385,897
Pool# MA4194
2.50%, 1/20/2047 375,021 334,671
Pool# MA4196
3.50%, 1/20/2047 105,218 100,182
Pool# MA4261
3.00%, 2/20/2047 441,493 408,137
Pool# MA4262
3.50%, 2/20/2047 1,607,994 1,529,215
Pool# MA4264
4.50%, 2/20/2047 12,403 12,490
Pool# MA4321
3.50%, 3/20/2047 799,936 760,869
Pool# AZ1974
3.50%, 4/20/2047 205,668 195,330
Pool# MA4382
3.50%, 4/20/2047 137,717 130,587

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4383
4.00%, 4/20/2047 635,626 620,161
Pool# MA4384
4.50%, 4/20/2047 15,462 15,543
Pool# MA4509
3.00%, 6/20/2047 157,578 145,530
Pool# MA4511
4.00%, 6/20/2047 303,737 296,526
Pool# MA4512
4.50%, 6/20/2047 35,021 34,843
Pool# MA4585
3.00%, 7/20/2047 28,474 26,364
Pool# MA4587
4.00%, 7/20/2047 916,041 894,287
Pool# 784471
3.50%, 8/20/2047 369,030 350,522
Pool# BC1888
3.50%, 8/20/2047 339,215 322,163
Pool# MA4652
3.50%, 8/20/2047 312,941 297,449
Pool# MA4653
4.00%, 8/20/2047 47,250 46,127
Pool# 784408
3.50%, 10/20/2047 210,502 193,508
Pool# MA4780
4.50%, 10/20/2047 11,704 11,700
Pool# MA4836
3.00%, 11/20/2047 292,381 270,673
Pool# MA4837
3.50%, 11/20/2047 278,525 264,430
Pool# MA4838
4.00%, 11/20/2047 1,249,826 1,220,141
Pool# 784421
3.50%, 12/20/2047 308,072 286,228
Pool# MA4900
3.50%, 12/20/2047 200,645 190,769
Pool# MA4962
3.50%, 1/20/2048 374,103 355,858
Pool# MA5018
3.00%, 2/20/2048 110,813 102,101
Pool# MA5019
3.50%, 2/20/2048 21,090 20,059
Pool# 784480
3.50%, 4/20/2048 274,809 261,014
Pool# 784479
3.50%, 4/20/2048 192,955 183,262
Pool# 784481
3.50%, 4/20/2048 84,127 79,903
Pool# MA5137
4.00%, 4/20/2048 263,032 256,704
Pool# BD4034
4.00%, 4/20/2048 87,302 84,367
Pool# MA5138
4.50%, 4/20/2048 108,413 108,270
Pool# MA5192
4.00%, 5/20/2048 481,285 467,927
Pool# MA5265
4.50%, 6/20/2048 194,422 194,004
Pool# MA5331
4.50%, 7/20/2048 88,017 87,575
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5398
4.00%, 8/20/2048 484,504 472,100
Pool# MA5399
4.50%, 8/20/2048 242,866 242,144
Pool# MA5466
4.00%, 9/20/2048 108,396 105,198
Pool# BJ2692
4.00%, 11/20/2048 69,387 66,797
Pool# MA5597
5.00%, 11/20/2048 8,358 8,494
Pool# MA5652
4.50%, 12/20/2048 112,230 110,536
Pool# 784656
4.50%, 12/20/2048 62,500 61,579
Pool# BK2856
4.50%, 12/20/2048 12,562 12,372
Pool# MA5653
5.00%, 12/20/2048 23,849 24,188
Pool# MA5712
5.00%, 1/20/2049 87,463 88,771
Pool# MA5818
4.50%, 3/20/2049 79,469 79,152
Pool# MA5878
5.00%, 4/20/2049 9,280 9,397
Pool# MA5987
4.50%, 6/20/2049 525,473 521,123
Pool# MA6041
4.50%, 7/20/2049 141,765 140,935
Pool# MA6092
4.50%, 8/20/2049 61,503 60,899
Pool# MA6153
3.00%, 9/20/2049 113,841 104,675
Pool# MA6409
3.00%, 1/20/2050 785,503 722,058
Pool# MA6474
3.00%, 2/20/2050 734,344 675,037
Pool# MA6542
3.50%, 3/20/2050 186,254 177,076
Pool# MA6657
3.50%, 5/20/2050 377,545 357,189
Pool# MA6818
2.00%, 8/20/2050 1,312,724 1,121,710
Pool# BW4732
2.50%, 8/20/2050 966,997 822,498
Pool# BW6206
2.50%, 8/20/2050 912,097 775,713
Pool# MA6820
3.00%, 8/20/2050 1,296,457 1,189,388
Pool# MA6821
3.50%, 8/20/2050 627,462 593,744
Pool# MA6864
2.00%, 9/20/2050 1,334,631 1,142,270
Pool# BW4741
2.50%, 9/20/2050 964,132 819,795
Pool# BY0776
2.50%, 9/20/2050 630,235 535,943
Pool# BY0805
2.50%, 9/20/2050 612,332 520,668
Pool# MA6866
3.00%, 9/20/2050 338,996 311,176

60 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6994
2.00%, 11/20/2050 1,785,481 1,527,027
Pool# MA7051
2.00%, 12/20/2050 2,543,217 2,173,814
Pool# MA7053
3.00%, 12/20/2050 894,047 821,138
Pool# MA7136
2.50%, 1/20/2051 1,884,963 1,666,198
Pool# MA7192
2.00%, 2/20/2051 4,534,652 3,869,124
Pool# MA7193
2.50%, 2/20/2051 518,702 458,503
Pool# MA7367
2.50%, 5/20/2051 3,897,097 3,439,412
Pool# MA7472
2.50%, 7/20/2051 3,388,897 2,982,863
Pool# MA7534
2.50%, 8/20/2051 2,821,632 2,483,829
Pool# MA7589
2.50%, 9/20/2051 491,151 432,253
Pool# MA7647
1.50%, 10/20/2051 402,678 327,545
Pool# MA7648
2.00%, 10/20/2051 3,629,647 3,090,754
Pool# MA7650
3.00%, 10/20/2051 2,418,496 2,210,170
Pool# MA7704
2.00%, 11/20/2051 929,703 791,464
Pool# MA7705
2.50%, 11/20/2051 1,634,464 1,438,787
Pool# MA7766
2.00%, 12/20/2051 3,558,584 3,027,241
Pool# MA7767
2.50%, 12/20/2051 1,815,021 1,597,265
Pool# MA7768
3.00%, 12/20/2051 471,727 430,505
Pool# MA7826
2.00%, 1/20/2052 1,155,277 981,346
Pool# MA7935
2.00%, 3/20/2052 3,667,146 3,115,036
Pool# MA7936
2.50%, 3/20/2052 3,775,438 3,321,163
Pool# MA7986
2.00%, 4/20/2052 4,097,303 3,480,565
Pool# MA7987
2.50%, 4/20/2052 4,785,757 4,211,291
Pool# MA8042
2.50%, 5/20/2052 856,097 753,069
Pool# MA8043
3.00%, 5/20/2052 973,790 886,873
Pool# MA8147
2.50%, 7/20/2052 280,465 246,800
Pool# MA8148
3.00%, 7/20/2052 1,921,186 1,749,971
Pool# MA8197
2.50%, 8/20/2052 1,124,985 990,231
Pool# MA8265
3.00%, 9/20/2052 492,224 448,977
Pool# MA8726
5.50%, 3/20/2053 383,359 387,877
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
2.00%, 4/15/2053 600,000 509,679
3.00%, 4/15/2053 1,422,000 1,295,233
4.00%, 4/15/2053 1,214,000 1,161,913
4.50%, 4/15/2053 3,375,000 3,327,987
5.00%, 4/15/2053 2,400,000 2,403,000
5.50%, 4/15/2053 2,250,000 2,275,444
Total Mortgage-Backed Securities
(cost $595,610,283)
539,678,831
Municipal Bonds 0.7%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 124,282
Bay Area Toll Authority
Series F-1, 2.57%,
4/1/2031 60,000 54,436
Series F-2, 6.26%,
4/1/2049 250,000 303,119
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 64,063
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
B, 6.00%, 11/1/2040 100,000 110,326
Golden State Tobacco
Securitization Corp, RB,
Series A-1, 3.71%, 6/1/2041 90,000 70,402
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 386,117
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 96,515
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 237,896
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 486,166
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 175,968
Series F, 6.58%, 5/15/2049 200,000 234,554
Series N, 3.26%, 5/15/2060 230,000 157,336
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 115,909
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 209,669

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 61
Municipal Bonds
Principal
Amount ($) Value ($)
California
State of California
7.55%, 4/1/2039 1,410,000 1,825,381
7.63%, 3/1/2040 425,000 549,422
University of California
Series BD, 3.35%, 7/1/2029 200,000 189,124
Series F, 5.95%, 5/15/2045 300,000 332,028
Series AQ, 4.77%,
5/15/2115 150,000 136,282
5,858,995
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 538,468
Florida 0.0%
†
State Board of Administration
Finance Corp.
Series A, 1.26%, 7/1/2025 95,000 88,332
Series A, 2.15%, 7/1/2030 105,000 89,043
177,375
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 478,000 528,732
Illinois 0.1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 295,000 340,686
State of Illinois
4.95%, 6/1/2023 43,636 43,573
5.10%, 6/1/2033 945,000 942,699
1,326,958
Louisiana 0.0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth
Series A, 3.62%, 2/1/2029 62,853 61,263
Series A, 4.48%, 8/1/2039 50,000 47,780
5.20%, 12/1/2039 95,000 97,638
206,681
Michigan 0.0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 69,590
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 125,000 136,441
New Jersey Transportation
Trust Fund Authority, RB,
Series B, 4.13%, 6/15/2042 30,000 26,483
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 558,054
Municipal Bonds
Principal
Amount ($) Value ($)
New Jersey
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 267,206
988,184
New York 0.1%
City of New York, GO, 5.26%,
10/1/2052 35,000 37,965
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 583,245
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 324,900
New York City Transitional
Finance Authority Future
Tax Secured Revenue,
RB, Series B-1, 5.57%,
11/1/2038 500,000 532,790
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 263,379
Port Authority of New York &
New Jersey
6.04%, 12/1/2029 620,000 670,937
3.18%, 7/15/2060 135,000 96,019
2,509,235
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 100,113
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 153,177
253,290
Oklahoma 0.0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 59,170
4.38%, 11/1/2045 60,000 57,615
116,785
South Carolina 0.0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 112,979
Texas 0.1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 205,538
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 227,169

62 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 72,709
Series A, 4.51%, 11/1/2051 45,000 41,583
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 33,690
North Texas Tollway Authority,
RB, Series A, 3.01%,
1/1/2043 35,000 26,934
Permanent University Fund -
University of Texas System,
RB, Series A, 5.26%,
7/1/2039 260,000 280,330
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 355,110
Texas Natural Gas
Securitization Finance Corp.
5.10%, 4/1/2035 50,000 51,363
5.17%, 4/1/2041 50,000 52,894
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 150,000 155,147
1,502,467
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 57,438
Washington 0.0%
†
State of Washington, GO,
Series F, 5.14%, 8/1/2040 200,000 205,520
Total Municipal Bonds
(cost $14,112,888)
14,452,697
Supranational 1.1%
African Development Bank,
0.88%, 3/23/2026(b) 200,000 182,920
Asian Development Bank
0.38%, 6/11/2024 1,000,000 952,671
1.50%, 10/18/2024 500,000 479,011
0.63%, 4/29/2025 1,000,000 931,244
0.38%, 9/3/2025 1,000,000 916,335
1.00%, 4/14/2026 200,000 183,483
1.50%, 1/20/2027 760,000 698,638
1.88%, 1/24/2030 500,000 444,370
4.00%, 1/12/2033 350,000 358,207
Asian Infrastructure
Investment Bank (The)
0.50%, 10/30/2024 230,000 216,199
4.00%, 1/18/2028 350,000 351,187
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 952,469
European Investment Bank
0.38%, 3/26/2026(b) 1,500,000 1,354,185
Supranational
Principal
Amount ($) Value ($)
0.75%, 10/26/2026 290,000 260,708
2.38%, 5/24/2027(b) 2,000,000 1,897,340
1.25%, 2/14/2031 300,000 253,900
3.75%, 2/14/2033 400,000 404,626
Inter-American Development
Bank
1.75%, 3/14/2025 500,000 477,740
0.63%, 7/15/2025 1,000,000 926,525
2.00%, 7/23/2026 1,000,000 941,889
2.25%, 6/18/2029 250,000 229,770
1.13%, 1/13/2031 2,000,000 1,656,283
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 1,000,000 931,981
1.88%, 10/27/2026 400,000 374,021
2.50%, 11/22/2027 1,000,000 947,410
1.13%, 9/13/2028 1,000,000 872,286
3.88%, 2/14/2030 850,000 857,241
0.88%, 5/14/2030 1,000,000 822,729
1.63%, 11/3/2031 1,000,000 851,905
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 487,205
Total Supranational
(cost $22,751,473)
21,214,478
U.S. Government Agency Securities 1.0%
FHLB
2.75%, 12/13/2024 1,000,000 973,777
5.50%, 7/15/2036 1,500,000 1,713,212
FHLMC
0.25%, 6/26/2023 2,700,000 2,672,874
0.25%, 8/24/2023 3,535,000 3,472,196
0.25%, 12/4/2023 1,030,000 998,888
0.38%, 7/21/2025(b) 1,165,000 1,071,835
6.25%, 7/15/2032(b) 1,245,000 1,484,107
FNMA
0.50%, 6/17/2025 1,000,000 924,111
6.25%, 5/15/2029 2,500,000 2,838,186
7.25%, 5/15/2030 2,000,000 2,432,215
0.88%, 8/5/2030(b) 440,000 359,182
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 510,887
Total U.S. Government Agency Securities
(cost $20,346,014)
19,451,470
U.S. Treasury Obligations 41.1%
U.S. Treasury Bonds
6.88%, 8/15/2025 (b) 449,000 479,483
6.00%, 2/15/2026 (b) 4,042,000 4,281,362
6.50%, 11/15/2026 (b) 3,000,000 3,277,383
5.50%, 8/15/2028 (b) 4,000,000 4,358,594
5.38%, 2/15/2031 1,000,000 1,126,836
4.75%, 2/15/2037 709,600 809,166
5.00%, 5/15/2037 (b) 305,000 355,671
4.38%, 2/15/2038 3,050,000 3,339,750

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 63
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.25%, 5/15/2039 2,500,000 2,696,387
4.50%, 8/15/2039 1,080,000 1,199,306
4.38%, 11/15/2039 300,000 327,750
3.88%, 8/15/2040 1,000,000 1,025,469
1.38%, 11/15/2040 1,500,000 1,033,184
4.25%, 11/15/2040 1,400,000 1,502,867
1.88%, 2/15/2041 1,000,000 747,891
4.75%, 2/15/2041 2,000,000 2,278,203
3.75%, 8/15/2041 (b) 4,900,000 4,892,152
2.00%, 11/15/2041 6,000,000 4,528,359
3.13%, 11/15/2041 4,100,000 3,737,406
3.13%, 2/15/2042 1,000,000 907,500
3.00%, 5/15/2042 1,000,000 887,969
3.25%, 5/15/2042 2,000,000 1,845,078
2.75%, 8/15/2042 5,000,000 4,254,688
2.75%, 11/15/2042 1,500,000 1,272,070
4.00%, 11/15/2042 3,000,000 3,081,563
3.13%, 2/15/2043 3,050,000 2,742,379
3.88%, 2/15/2043 1,500,000 1,513,359
2.88%, 5/15/2043 3,850,000 3,326,490
3.63%, 2/15/2044 3,500,000 3,385,566
3.38%, 5/15/2044 4,000,000 3,720,312
3.13%, 8/15/2044 5,700,000 5,085,469
3.00%, 11/15/2044 5,500,000 4,797,461
2.50%, 2/15/2045 6,500,000 5,186,543
3.00%, 5/15/2045 5,500,000 4,789,082
2.88%, 8/15/2045 3,300,000 2,811,961
2.50%, 2/15/2046 5,000,000 3,971,094
2.50%, 5/15/2046 3,000,000 2,382,187
2.88%, 11/15/2046 3,000,000 2,556,445
3.00%, 2/15/2047 2,000,000 1,740,391
3.00%, 5/15/2047 2,000,000 1,740,547
2.75%, 8/15/2047 2,500,000 2,078,027
2.75%, 11/15/2047 3,200,000 2,662,250
3.00%, 2/15/2048 3,000,000 2,616,797
3.38%, 11/15/2048 5,500,000 5,144,648
2.88%, 5/15/2049 5,000,000 4,278,516
2.25%, 8/15/2049 3,000,000 2,255,742
2.38%, 11/15/2049 800,000 617,969
2.00%, 2/15/2050 500,000 354,375
1.25%, 5/15/2050 1,700,000 988,258
1.38%, 8/15/2050 5,000,000 3,002,539
1.63%, 11/15/2050 6,800,000 4,360,766
1.88%, 2/15/2051 4,400,000 3,005,234
2.38%, 5/15/2051 7,500,000 5,759,180
2.00%, 8/15/2051 7,200,000 5,064,469
1.88%, 11/15/2051 9,100,000 6,196,531
2.25%, 2/15/2052 4,000,000 2,982,812
2.88%, 5/15/2052 5,500,000 4,705,078
3.00%, 8/15/2052 5,200,000 4,567,875
4.00%, 11/15/2052 4,800,000 5,094,000
3.63%, 2/15/2053 4,500,000 4,467,656
U.S. Treasury Notes
2.00%, 4/30/2024 7,000,000 6,807,773
2.50%, 4/30/2024 4,000,000 3,911,875
2.50%, 5/15/2024 7,000,000 6,845,781
2.00%, 5/31/2024 3,800,000 3,693,422
1.75%, 6/30/2024 6,000,000 5,805,469
1.75%, 7/31/2024 2,000,000 1,931,563
2.13%, 7/31/2024 6,500,000 6,309,063
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.38%, 8/15/2024 17,353,000 16,890,705
0.38%, 9/15/2024 5,000,000 4,724,023
1.50%, 9/30/2024 (b) 14,000,000 13,432,891
2.13%, 9/30/2024 9,000,000 8,716,289
0.63%, 10/15/2024 6,000,000 5,674,687
1.50%, 10/31/2024 15,000,000 14,369,531
0.75%, 11/15/2024 6,000,000 5,672,109
2.25%, 11/15/2024 7,550,000 7,313,178
1.50%, 11/30/2024 5,000,000 4,782,031
2.13%, 11/30/2024 3,800,000 3,672,492
1.00%, 12/15/2024 1,000,000 947,617
2.25%, 12/31/2024 5,000,000 4,836,328
4.13%, 1/31/2025 (b) 2,000,000 1,999,453
2.00%, 2/15/2025 18,700,000 17,978,297
2.63%, 3/31/2025 4,300,000 4,183,934
2.13%, 5/15/2025 6,300,000 6,056,367
0.25%, 5/31/2025 7,500,000 6,920,508
0.25%, 7/31/2025 14,000,000 12,856,484
2.88%, 7/31/2025 6,500,000 6,346,641
2.00%, 8/15/2025 6,000,000 5,740,078
0.25%, 8/31/2025 4,000,000 3,664,219
2.75%, 8/31/2025 4,000,000 3,889,844
0.25%, 9/30/2025 8,000,000 7,320,938
4.25%, 10/15/2025 3,000,000 3,023,203
0.25%, 10/31/2025 8,000,000 7,294,062
2.25%, 11/15/2025 8,500,000 8,155,684
4.50%, 11/15/2025 3,000,000 3,044,297
0.38%, 11/30/2025 10,200,000 9,304,313
4.00%, 12/15/2025 4,000,000 4,015,625
0.38%, 12/31/2025 10,000,000 9,114,844
3.88%, 1/15/2026 6,000,000 6,001,875
0.38%, 1/31/2026 8,000,000 7,262,188
2.63%, 1/31/2026 4,000,000 3,869,062
1.63%, 2/15/2026 8,500,000 7,993,984
4.00%, 2/15/2026 4,000,000 4,016,562
0.50%, 2/28/2026 2,000,000 1,817,734
4.63%, 3/15/2026 5,000,000 5,114,063
0.75%, 3/31/2026 4,000,000 3,659,531
1.63%, 5/15/2026 2,000,000 1,872,578
0.75%, 5/31/2026 3,000,000 2,728,828
0.88%, 6/30/2026 6,000,000 5,471,016
0.63%, 7/31/2026 2,000,000 1,804,063
1.50%, 8/15/2026 9,700,000 9,003,191
0.75%, 8/31/2026 5,000,000 4,518,750
1.38%, 8/31/2026 4,500,000 4,153,887
0.88%, 9/30/2026 8,000,000 7,245,000
1.63%, 9/30/2026 7,000,000 6,515,195
1.13%, 10/31/2026 8,000,000 7,296,562
1.63%, 10/31/2026 8,000,000 7,431,562
1.25%, 11/30/2026 2,000,000 1,829,531
1.25%, 12/31/2026 6,000,000 5,480,625
2.25%, 2/15/2027 1,200,000 1,136,859
1.88%, 2/28/2027 2,500,000 2,332,715
2.50%, 3/31/2027 2,500,000 2,387,695
2.75%, 4/30/2027 3,500,000 3,373,262
2.38%, 5/15/2027 5,700,000 5,413,887
0.50%, 5/31/2027 1,000,000 877,500
2.63%, 5/31/2027 3,000,000 2,876,484
0.50%, 6/30/2027 5,000,000 4,379,492
2.75%, 7/31/2027 3,000,000 2,889,141

64 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.25%, 8/15/2027 5,300,000 4,999,598
0.50%, 8/31/2027 8,000,000 6,973,125
3.13%, 8/31/2027 3,000,000 2,934,375
4.13%, 9/30/2027 4,000,000 4,075,312
4.13%, 10/31/2027 2,000,000 2,038,359
2.25%, 11/15/2027 5,390,000 5,069,969
0.63%, 11/30/2027 8,500,000 7,409,277
3.88%, 11/30/2027 (b) 3,000,000 3,031,172
3.88%, 12/31/2027 4,500,000 4,547,285
0.75%, 1/31/2028 4,000,000 3,493,750
3.50%, 1/31/2028 (b) 4,000,000 3,979,062
2.75%, 2/15/2028 8,000,000 7,684,375
1.13%, 2/29/2028 3,000,000 2,664,258
4.00%, 2/29/2028 (b) 2,500,000 2,545,117
1.25%, 3/31/2028 1,500,000 1,337,930
3.63%, 3/31/2028 1,000,000 1,001,641
1.25%, 4/30/2028 5,000,000 4,451,758
2.88%, 5/15/2028 7,000,000 6,752,266
1.25%, 5/31/2028 3,000,000 2,667,539
1.25%, 6/30/2028 4,000,000 3,550,312
1.00%, 7/31/2028 4,000,000 3,496,250
2.88%, 8/15/2028 8,500,000 8,186,230
1.13%, 8/31/2028 4,000,000 3,512,344
1.25%, 9/30/2028 4,500,000 3,970,898
1.38%, 10/31/2028 7,000,000 6,210,586
3.13%, 11/15/2028 7,000,000 6,823,906
1.50%, 11/30/2028 3,000,000 2,675,977
1.38%, 12/31/2028 9,500,000 8,414,922
1.75%, 1/31/2029 2,000,000 1,805,391
2.63%, 2/15/2029 8,772,000 8,317,638
1.88%, 2/28/2029 2,000,000 1,816,953
2.38%, 3/31/2029 5,000,000 4,667,773
2.88%, 4/30/2029 5,000,000 4,800,586
2.38%, 5/15/2029 5,700,000 5,318,145
2.75%, 5/31/2029 3,500,000 3,335,801
2.63%, 7/31/2029 3,000,000 2,837,344
1.63%, 8/15/2029 3,000,000 2,675,859
3.13%, 8/31/2029 4,000,000 3,893,594
3.88%, 9/30/2029 3,500,000 3,557,422
4.00%, 10/31/2029 2,500,000 2,560,254
1.75%, 11/15/2029 (b) 4,000,000 3,592,188
3.88%, 11/30/2029 4,500,000 4,577,871
3.88%, 12/31/2029 3,000,000 3,054,141
3.50%, 1/31/2030 (b) 2,000,000 1,991,875
1.50%, 2/15/2030 4,700,000 4,120,211
4.00%, 2/28/2030 2,700,000 2,771,297
3.63%, 3/31/2030 2,800,000 2,813,125
0.63%, 5/15/2030 4,800,000 3,929,437
0.63%, 8/15/2030 7,000,000 5,704,180
0.88%, 11/15/2030 9,100,000 7,533,094
1.13%, 2/15/2031 6,500,000 5,473,457
1.63%, 5/15/2031 5,500,000 4,780,059
1.25%, 8/15/2031 6,000,000 5,032,734
1.38%, 11/15/2031 7,500,000 6,330,469
1.88%, 2/15/2032 7,100,000 6,231,359
2.88%, 5/15/2032 6,800,000 6,471,156
2.75%, 8/15/2032 8,200,000 7,716,969
4.13%, 11/15/2032 7,900,000 8,301,172
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.50%, 2/15/2033 (b) 5,700,000 5,708,906
Total U.S. Treasury Obligations
(cost $889,811,653)
818,414,588
Repurchase Agreements 1.3%
Cantor Fitzgerald & Co.
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $280,526,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072;
total market value
$286,021. (h) 280,413 280,413
Credit Suisse AG
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $2,000,801,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
4/4/2023 - 2/15/2050;
total market value
$2,040,816. (h) 2,000,000 2,000,000
MetLife, Inc.
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $15,006,000,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2032 -
2/15/2051; total market
value $15,308,163. (h) 15,000,000 15,000,000

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 65
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $9,347,113,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$9,530,219. (h) 9,343,352 9,343,352
Total Repurchase Agreements
(cost $26,623,765)
26,623,765
Total Investments
(cost $2,196,277,992) — 100.7%
2,004,793,324
Liabilities in excess of other
assets — (0.7)% (13,235,047)
NET ASSETS — 100.0%
$ 1,991,558,277
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2023.
(b) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $163,384,757, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $26,623,765 and by $141,841,466 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.76%, and maturity
dates ranging from 5/31/2023 – 2/15/2052, a total value of
$168,465,231.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2023.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2023.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $7,675,278 which represents 0.39% of net assets.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $26,623,765.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

66 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Bond Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 67
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 3,382,969 $ – $ 3,382,969
Commercial Mortgage-Backed Securities – 34,278,856 – 34,278,856
Corporate Bonds – 498,379,011 – 498,379,011
Foreign Government Securities – 28,916,659 – 28,916,659
Mortgage-Backed Securities – 539,678,831 – 539,678,831
Municipal Bonds – 14,452,697 – 14,452,697
Repurchase Agreements – 26,623,765 – 26,623,765
Supranational – 21,214,478 – 21,214,478
U.S. Government Agency Securities – 19,451,470 – 19,451,470
U.S. Treasury Obligations – 818,414,588 – 818,414,588
Total $ – $ 2,004,793,324 $ – $ 2,004,793,324
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

68 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks 98.3%
Shares Value ($)
AUSTRALIA 7.7%
Banks 1.7%
ANZ Group Holdings Ltd. 278,410 4,288,691
Commonwealth Bank of
Australia 157,258 10,354,266
National Australia Bank Ltd. 292,204 5,424,472
Westpac Banking Corp. 326,209 4,731,914
24,799,343
Beverages 0.0%
†
Treasury Wine Estates Ltd. 63,481 556,879
Broadline Retail 0.3%
Wesfarmers Ltd. 105,043 3,540,862
Capital Markets 0.3%
ASX Ltd. 17,463 760,325
Macquarie Group Ltd. 34,153 4,023,308
4,783,633
Chemicals 0.0%
†
Orica Ltd. 43,395 448,438
Commercial Services & Supplies 0.1%
Brambles Ltd. 124,460 1,120,382
Consumer Staples Distribution & Retail 0.3%
Coles Group Ltd. 120,564 1,453,660
Endeavour Group Ltd. 132,028 598,753
Woolworths Group Ltd. 111,971 2,839,610
4,892,023
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 20,518 376,469
Diversified REITs 0.1%
GPT Group (The) 187,842 537,897
Mirvac Group 341,991 479,780
Stockland 207,550 556,023
1,573,700
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 373,142 1,054,078
Electric Utilities 0.1%
Origin Energy Ltd. 160,212 887,767
Gas Utilities 0.1%
APA Group 115,973 786,986
Ground Transportation 0.0%
†
Aurizon Holdings Ltd. 154,000 346,700
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 6,014 953,303
Health Care Providers & Services 0.2%
EBOS Group Ltd. 15,246 444,245
Ramsay Health Care Ltd.(a) 16,394 729,801
Sonic Healthcare Ltd. 41,485 969,691
2,143,737
Hotels, Restaurants & Leisure 0.3%
Aristocrat Leisure Ltd. 53,747 1,343,974
Flutter Entertainment plc* 15,449 2,809,868
Lottery Corp. Ltd. (The) 216,975 745,278
4,899,120
Industrial REITs 0.1%
Goodman Group 154,666 1,967,061
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0.3%
Insurance Australia Group
Ltd. 221,225 694,688
Medibank Pvt Ltd. 239,796 540,051
QBE Insurance Group Ltd. 137,977 1,347,522
Suncorp Group Ltd. 115,523 936,690
3,518,951
Interactive Media & Services 0.1%
REA Group Ltd.(a) 5,193 483,977
SEEK Ltd. 31,559 509,987
993,964
Metals & Mining 2.7%
BHP Group Ltd. 470,972 14,919,683
BlueScope Steel Ltd. 41,522 562,631
Fortescue Metals Group Ltd. 156,457 2,352,783
Glencore plc 955,868 5,498,258
IGO Ltd. 66,601 571,747
Mineral Resources Ltd. 15,464 837,945
Newcrest Mining Ltd. 82,319 1,473,758
Northern Star Resources Ltd. 105,566 864,171
Pilbara Minerals Ltd. 243,382 649,287
Rio Tinto Ltd. 34,199 2,753,613
Rio Tinto plc 104,022 7,050,106
South32 Ltd. 431,313 1,279,248
38,813,230
Office REITs 0.0%
†
Dexus 105,067 532,350
Oil, Gas & Consumable Fuels 0.4%
Ampol Ltd. 23,052 471,847
Santos Ltd. 288,184 1,330,033
Washington H Soul Pattinson
& Co. Ltd.(a) 21,282 431,279
Woodside Energy Group Ltd. 176,642 3,972,045
6,205,204
Passenger Airlines 0.0%
†
Qantas Airways Ltd.* 83,574 371,274
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 67,713 329,976
Retail REITs 0.1%
Scentre Group 475,279 881,845
Vicinity Ltd. 380,331 498,135
1,379,980
Software 0.1%
WiseTech Global Ltd.(a) 14,259 626,465
Trading Companies & Distributors 0.0%
†
Reece Ltd.(a) 18,060 211,225
Transportation Infrastructure 0.2%
Transurban Group 286,803 2,729,416
110,842,516
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 31,673 1,047,634
Electric Utilities 0.0%
†
Verbund AG 6,722 584,429
Metals & Mining 0.0%
†
voestalpine AG 10,407 354,432

NVIT International Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
AUSTRIA
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 13,078 598,956
Paper & Forest Products 0.1%
Mondi plc 43,916 696,084
3,281,535
BELGIUM 0.9%
Banks 0.1%
KBC Group NV 22,628 1,555,704
Beverages 0.4%
Anheuser-Busch InBev SA/
NV 80,934 5,396,824
Chemicals 0.1%
Solvay SA 7,285 834,381
Umicore SA 18,800 638,410
1,472,791
Distributors 0.0%
†
D'ieteren Group 2,320 451,298
Electric Utilities 0.0%
†
Elia Group SA/NV 3,198 422,339
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 4,876 413,939
Groupe Bruxelles Lambert
NV 4,063 346,929
Sofina SA 1,515 341,221
1,102,089
Industrial REITs 0.0%
†
Warehouses De Pauw CVA 13,861 412,164
Insurance 0.1%
Ageas SA/NV 14,322 619,137
Pharmaceuticals 0.1%
UCB SA 11,633 1,040,222
12,472,568
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 14,711 640,487
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 38,725 757,767
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 341,000 1,059,757
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 149,500 453,996
Broadline Retail 0.4%
Prosus NV* 73,540 5,751,012
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 178,000 318,358
Food Products 0.1%
Wilmar International Ltd. 166,794 529,325
Common Stocks
Shares Value ($)
CHINA
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 127,000 272,945
Real Estate Management & Development 0.0%
†
ESR Group Ltd. Reg. S(b) 191,400 342,020
8,727,413
DENMARK 3.0%
Air Freight & Logistics 0.2%
DSV A/S 17,315 3,342,080
Banks 0.1%
Danske Bank A/S* 63,827 1,283,703
Beverages 0.1%
Carlsberg A/S
, Class B
9,064 1,401,477
Biotechnology 0.2%
Genmab A/S* 6,150 2,322,227
Building Products 0.0%
†
ROCKWOOL A/S
, Class B
699 171,040
Chemicals 0.1%
Chr Hansen Holding A/S 10,368 786,840
Novozymes A/S
, Class B
18,864 966,272
1,753,112
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 17,014 1,451,296
Electrical Equipment 0.2%
Vestas Wind Systems A/S 92,903 2,691,686
Health Care Equipment & Supplies 0.1%
Coloplast A/S
, Class B
11,070 1,457,065
Demant A/S* 7,552 265,024
1,722,089
Insurance 0.0%
†
Tryg A/S 35,631 778,086
Marine Transportation 0.1%
AP Moller - Maersk A/S
,
Class A
279 493,997
AP Moller - Maersk A/S
,
Class B
468 848,121
1,342,118
Pharmaceuticals 1.7%
Novo Nordisk A/S
, Class B
153,312 24,329,479
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 8,717 835,389
43,423,782
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 309,108 3,298,949
Communications Equipment 0.2%
Nokia OYJ 503,540 2,475,702
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ
, Class B
23,790 511,689
Diversified Telecommunication Services 0.1%
Elisa OYJ 14,012 844,466

70 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FINLAND
Electric Utilities 0.0%
†
Fortum OYJ* 38,960 597,578
Insurance 0.2%
Sampo OYJ
, Class A
44,349 2,092,015
Machinery 0.2%
Kone OYJ
, Class B
32,168 1,677,967
Metso Outotec OYJ 62,394 680,530
Wartsila OYJ Abp(a) 46,529 440,010
2,798,507
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ(a) 38,738 1,910,660
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
49,510 644,275
UPM-Kymmene OYJ* 48,803 1,638,881
2,283,156
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
10,483 468,743
17,281,465
FRANCE 10.5%
Aerospace & Defense 1.0%
Airbus SE 54,699 7,327,822
Dassault Aviation SA 2,288 453,199
Safran SA 31,805 4,723,224
Thales SA 9,961 1,472,631
13,976,876
Automobile Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 64,331 1,969,030
Valeo 18,726 385,355
2,354,385
Automobiles 0.0%
†
Renault SA* 18,539 756,924
Banks 0.6%
BNP Paribas SA 102,741 6,144,913
Credit Agricole SA 112,501 1,271,838
Societe Generale SA 73,112 1,650,337
9,067,088
Beverages 0.3%
Pernod Ricard SA 19,190 4,348,066
Remy Cointreau SA 2,263 412,457
4,760,523
Building Products 0.2%
Cie de Saint-Gobain 46,024 2,620,501
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 5,988 378,298
Chemicals 0.6%
Air Liquide SA 48,587 8,139,751
Arkema SA 5,154 509,786
8,649,537
Construction & Engineering 0.5%
Bouygues SA 20,474 690,541
Eiffage SA 7,517 813,716
Vinci SA 49,602 5,691,806
7,196,063
Common Stocks
Shares Value ($)
FRANCE
Consumer Staples Distribution & Retail 0.1%
Carrefour SA 55,306 1,118,056
Diversified Telecommunication Services 0.1%
Orange SA 183,078 2,175,364
Electrical Equipment 0.2%
Legrand SA 24,640 2,253,805
Entertainment 0.0%
†
Bollore SE 83,739 516,842
Financial Services 0.2%
Edenred 23,257 1,376,039
Eurazeo SE 4,146 295,376
Wendel SE 2,192 232,166
Worldline SA Reg. S*(b) 22,021 935,878
2,839,459
Food Products 0.3%
Danone SA 59,438 3,695,152
Health Care Equipment & Supplies 0.4%
BioMerieux 4,116 434,263
EssilorLuxottica SA 27,084 4,896,905
5,331,168
Hotels, Restaurants & Leisure 0.1%
Accor SA* 15,849 515,688
La Francaise des Jeux
SAEM Reg. S(b) 9,632 401,566
Sodexo SA 7,998 781,357
1,698,611
Household Durables 0.0%
†
SEB SA 1,982 226,241
Insurance 0.4%
AXA SA 174,288 5,329,175
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,065 213,203
IT Services 0.2%
Capgemini SE 15,090 2,806,832
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 2,497 767,280
Machinery 0.1%
Alstom SA 28,830 787,702
Media 0.2%
Publicis Groupe SA 21,307 1,664,623
Vivendi SE 63,501 641,004
2,305,627
Multi-Utilities 0.3%
Engie SA(a) 170,026 2,688,910
Veolia Environnement SA 62,905 1,943,706
4,632,616
Office REITs 0.0%
†
Covivio SA 4,146 241,751
Gecina SA 4,125 428,758
670,509
Oil, Gas & Consumable Fuels 0.9%
TotalEnergies SE 230,087 13,575,769
Personal Care Products 0.7%
L'Oreal SA 22,317 9,984,669

NVIT International Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
FRANCE
Pharmaceuticals 0.0%
†
Ipsen SA 3,465 381,924
Professional Services 0.1%
Bureau Veritas SA 26,496 761,347
Teleperformance 5,487 1,325,281
2,086,628
Retail REITs 0.1%
Klepierre SA 21,147 479,555
Unibail-Rodamco-Westfield* 11,426 615,554
1,095,109
Software 0.2%
Dassault Systemes SE 61,879 2,555,600
Textiles, Apparel & Luxury Goods 2.3%
Hermes International 2,918 5,910,735
Kering SA 6,959 4,541,838
LVMH Moet Hennessy Louis
Vuitton SE 25,634 23,492,480
33,945,053
Transportation Infrastructure 0.1%
Aeroports de Paris* 2,745 392,271
Getlink SE 38,816 640,740
1,033,011
151,785,600
GERMANY 8.4%
Aerospace & Defense 0.2%
MTU Aero Engines AG 4,909 1,227,604
Rheinmetall AG 3,975 1,180,837
2,408,441
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 92,060 4,300,147
Automobile Components 0.1%
Continental AG 10,676 797,938
Automobiles 1.0%
Bayerische Motoren Werke
AG 30,628 3,353,514
Bayerische Motoren Werke
AG (Preference) 5,639 576,820
Dr Ing hc F Porsche AG
(Preference)*(a) 10,494 1,343,070
Mercedes-Benz Group AG 74,034 5,687,128
Porsche Automobil Holding
SE (Preference) 13,916 798,666
Volkswagen AG 2,497 427,889
Volkswagen AG (Preference) 17,237 2,352,065
14,539,152
Banks 0.1%
Commerzbank AG* 97,553 1,026,275
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 191,110 1,937,886
Deutsche Boerse AG 17,587 3,422,808
5,360,694
Chemicals 0.5%
BASF SE 85,451 4,481,567
Covestro AG Reg. S(b) 18,968 784,533
Evonik Industries AG 19,951 418,866
Common Stocks
Shares Value ($)
GERMANY
Chemicals
Symrise AG 12,422 1,349,485
7,034,451
Construction Materials 0.1%
HeidelbergCement AG 13,139 958,364
Consumer Staples Distribution & Retail 0.0%
†
HelloFresh SE*(a) 16,584 394,903
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 300,239 7,272,060
Telefonica Deutschland
Holding AG 104,780 322,430
United Internet AG
(Registered) 9,093 156,536
7,751,026
Electrical Equipment 0.1%
Siemens Energy AG* 47,165 1,035,294
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 3,784 525,540
Siemens Healthineers AG
Reg. S(b) 25,392 1,460,401
1,985,941
Health Care Providers & Services 0.1%
Fresenius Medical Care AG
& Co. KGaA(a) 19,839 841,341
Fresenius SE & Co. KGaA 38,509 1,038,073
1,879,414
Household Products 0.1%
Henkel AG & Co. KGaA 9,232 671,342
Henkel AG & Co. KGaA
(Preference) 16,543 1,292,758
1,964,100
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 59,076 2,539,599
Industrial Conglomerates 0.8%
Siemens AG (Registered) 70,848 11,468,077
Insurance 1.0%
Allianz SE (Registered) 37,372 8,627,030
Hannover Rueck SE 5,569 1,089,437
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 13,035 4,558,875
14,275,342
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 7,896 468,446
IT Services 0.0%
†
Bechtle AG 8,050 384,269
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference) 2,214 929,266
Machinery 0.2%
Daimler Truck Holding AG* 42,305 1,428,763
GEA Group AG 13,207 600,979
Knorr-Bremse AG 6,840 454,704

72 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Machinery
Rational AG 503 336,657
2,821,103
Multi-Utilities 0.2%
E.ON SE 206,999 2,582,055
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 56,801 631,990
Personal Care Products 0.1%
Beiersdorf AG 9,287 1,208,184
Pharmaceuticals 0.5%
Bayer AG (Registered) 90,562 5,768,441
Merck KGaA 11,974 2,226,211
7,994,652
Real Estate Management & Development 0.1%
Aroundtown SA(a) 103,363 147,178
LEG Immobilien SE 6,907 378,188
Vonovia SE(a) 64,484 1,212,650
1,738,016
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 119,681 4,891,911
Software 0.9%
Nemetschek SE 5,676 389,176
SAP SE 96,707 12,165,471
12,554,647
Specialty Retail 0.1%
Zalando SE Reg. S*(b) 15,248 638,116
Zalando SE Reg. S*∞(b) 5,968 249,442
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 15,242 2,691,146
Puma SE 9,260 571,100
3,262,246
Trading Companies & Distributors 0.1%
Brenntag SE 14,074 1,056,556
121,130,057
HONG KONG 2.5%
Banks 0.1%
Hang Seng Bank Ltd. 71,100 1,008,658
Capital Markets 0.4%
Futu Holdings Ltd., ADR*(a) 5,070 262,880
Hong Kong Exchanges &
Clearing Ltd. 112,200 4,979,969
5,242,849
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 354,220 471,581
Electric Utilities 0.1%
CK Infrastructure Holdings
Ltd. 59,500 324,865
CLP Holdings Ltd. 151,500 1,095,116
Power Assets Holdings Ltd. 136,500 731,409
2,151,390
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 703,545 418,164
Common Stocks
Shares Value ($)
HONG KONG
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 1,024,266 904,933
Ground Transportation 0.1%
MTR Corp. Ltd. 152,000 735,249
Industrial Conglomerates 0.0%
†
Jardine Matheson Holdings
Ltd. 13,600 660,960
Jardine Matheson Holdings
Ltd. 600 29,228
690,188
Insurance 1.0%
AIA Group Ltd. 1,097,800 11,535,003
Prudential plc 255,335 3,492,038
15,027,041
Machinery 0.1%
Techtronic Industries Co. Ltd. 129,000 1,408,365
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 185,016 1,120,889
Hang Lung Properties Ltd. 199,000 373,068
Henderson Land
Development Co. Ltd. 135,775 470,058
Hongkong Land Holdings
Ltd. 95,100 408,930
Hongkong Land Holdings
Ltd. 100 440
New World Development Co.
Ltd. 147,231 397,116
Sino Land Co. Ltd. 293,000 396,854
Sun Hung Kai Properties Ltd. 137,000 1,926,896
Swire Pacific Ltd.
, Class A
48,000 369,658
Swire Properties Ltd. 110,800 286,198
Wharf Real Estate
Investment Co. Ltd. 152,500 882,004
6,632,111
Retail REITs 0.1%
Link REIT 226,840 1,454,741
36,145,270
IRELAND 0.6%
Banks 0.1%
AIB Group plc 103,969 423,460
Bank of Ireland Group plc 97,380 985,403
1,408,863
Building Products 0.1%
Kingspan Group plc 14,055 964,841
Construction Materials 0.2%
CRH plc 69,904 3,532,820
Containers & Packaging 0.0%
†
Smurfit Kappa Group plc 24,258 880,666
Food Products 0.1%
Kerry Group plc
, Class A
(a) 14,942 1,489,110
Trading Companies & Distributors 0.1%
AerCap Holdings NV* 16,137 907,384
9,183,684

NVIT International Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,614 444,077
Banks 0.2%
Bank Hapoalim BM 117,407 977,689
Bank Leumi Le-Israel BM 143,622 1,086,167
First International Bank of
Israel Ltd. (The) 5,192 183,707
Israel Discount Bank Ltd.
,
Class A
108,494 533,674
Mizrahi Tefahot Bank Ltd. 15,326 480,927
3,262,164
Chemicals 0.0%
†
ICL Group Ltd. 59,666 403,623
Diversified Telecommunication Services 0.0%
†
Bezeq The Israeli
Telecommunication Corp.
Ltd. 199,108 271,435
IT Services 0.1%
Wix.com Ltd.*(a) 5,628 561,674
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 101,793 900,868
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,509 202,189
Semiconductors & Semiconductor Equipment 0.0%
†
Tower Semiconductor Ltd.* 10,623 452,682
Software 0.2%
Check Point Software
Technologies Ltd.* 9,028 1,173,640
Nice Ltd.* 5,856 1,332,997
2,506,637
9,005,349
ITALY 2.1%
Automobiles 0.2%
Ferrari NV 11,654 3,156,355
Banks 0.6%
FinecoBank Banca Fineco
SpA 55,789 857,922
Intesa Sanpaolo SpA 1,490,205 3,835,250
Mediobanca Banca di
Credito Finanziario SpA 52,652 530,185
UniCredit SpA 177,877 3,369,077
8,592,434
Beverages 0.1%
Coca-Cola HBC AG* 18,455 504,839
Davide Campari-Milano NV 49,380 602,291
1,107,130
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 33,033 435,411
Telecom Italia SpA*(a) 974,463 323,025
758,436
Electric Utilities 0.4%
Enel SpA 756,081 4,617,606
Common Stocks
Shares Value ($)
ITALY
Electric Utilities
Terna - Rete Elettrica
Nazionale 129,062 1,059,254
5,676,860
Electrical Equipment 0.1%
Prysmian SpA 23,179 975,889
Financial Services 0.0%
†
Nexi SpA Reg. S*(b) 57,385 467,876
Gas Utilities 0.1%
Snam SpA 184,709 980,462
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 2,475 261,134
Health Care Providers & Services 0.0%
†
Amplifon SpA 11,235 390,534
Insurance 0.2%
Assicurazioni Generali SpA 101,768 2,031,512
Poste Italiane SpA Reg. S(b) 50,782 519,777
2,551,289
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 231,053 3,236,543
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 9,618 407,054
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 18,895 1,306,009
29,868,005
JAPAN 21.3%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc. 7,500 451,985
SG Holdings Co. Ltd. 27,300 404,512
Yamato Holdings Co. Ltd. 24,400 418,546
1,275,043
Automobile Components 0.4%
Aisin Corp.(a) 14,500 399,604
Bridgestone Corp. 52,400 2,128,687
Denso Corp. 39,900 2,252,316
Koito Manufacturing Co. Ltd. 17,200 325,782
Sumitomo Electric Industries
Ltd. 64,600 829,999
5,936,388
Automobiles 1.6%
Honda Motor Co. Ltd. 151,400 4,027,352
Isuzu Motors Ltd. 51,600 617,582
Mazda Motor Corp. 55,880 520,252
Nissan Motor Co. Ltd. 226,900 863,226
Subaru Corp. 56,200 899,557
Suzuki Motor Corp. 34,100 1,241,167
Toyota Motor Corp.(a) 980,770 13,961,471
Yamaha Motor Co. Ltd. 28,900 757,301
22,887,908
Banks 1.3%
Chiba Bank Ltd. (The) 50,200 324,167
Concordia Financial Group
Ltd. 102,600 378,694
Japan Post Bank Co. Ltd.(a) 137,300 1,122,972

74 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Banks
Mitsubishi UFJ Financial
Group, Inc. 1,109,167 7,116,641
Mizuho Financial Group, Inc. 223,451 3,168,984
Resona Holdings, Inc.(a) 197,400 954,236
Shizuoka Financial Group,
Inc.(a) 42,600 306,230
Sumitomo Mitsui Financial
Group, Inc. 121,753 4,881,990
Sumitomo Mitsui Trust
Holdings, Inc. 30,940 1,059,960
19,313,874
Beverages 0.2%
Asahi Group Holdings Ltd. 42,600 1,585,998
Kirin Holdings Co. Ltd. 76,500 1,210,649
Suntory Beverage & Food
Ltd. 13,700 510,571
3,307,218
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 33,600 650,212
Rakuten Group, Inc. 85,700 399,659
1,049,871
Building Products 0.4%
AGC, Inc. 17,000 633,688
Daikin Industries Ltd. 23,000 4,123,605
Lixil Corp. 24,400 402,390
TOTO Ltd. 13,900 465,691
5,625,374
Capital Markets 0.2%
Daiwa Securities Group, Inc. 116,900 549,308
Japan Exchange Group, Inc. 44,700 682,015
Nomura Holdings, Inc.(a) 266,500 1,028,772
SBI Holdings, Inc. 24,090 478,143
2,738,238
Chemicals 0.8%
Asahi Kasei Corp. 113,800 798,107
JSR Corp. 16,800 397,110
Mitsubishi Chemical Group
Corp.(a) 113,500 675,326
Mitsui Chemicals, Inc. 18,100 467,356
Nippon Paint Holdings Co.
Ltd. 73,300 688,857
Nippon Sanso Holdings
Corp. 15,700 283,398
Nissan Chemical Corp. 11,100 504,345
Nitto Denko Corp. 12,800 827,197
Shin-Etsu Chemical Co. Ltd. 171,500 5,562,527
Sumitomo Chemical Co. Ltd. 127,100 427,534
Toray Industries, Inc. 125,000 714,631
Tosoh Corp. 25,600 347,830
11,694,218
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 19,300 539,256
Secom Co. Ltd. 19,400 1,194,079
Toppan, Inc. 24,900 501,604
2,234,939
Construction & Engineering 0.1%
Kajima Corp. 40,900 493,661
Obayashi Corp. 60,900 466,205
Common Stocks
Shares Value ($)
JAPAN
Construction & Engineering
Shimizu Corp. 54,300 307,631
Taisei Corp.(a) 15,800 488,475
1,755,972
Consumer Staples Distribution & Retail 0.4%
Aeon Co. Ltd. 60,900 1,180,644
Kobe Bussan Co. Ltd. 14,800 413,095
MatsukiyoCocokara & Co. 10,800 571,983
Seven & i Holdings Co. Ltd. 69,600 3,139,648
Welcia Holdings Co. Ltd. 9,300 198,993
5,504,363
Diversified REITs 0.1%
Daiwa House REIT
Investment Corp. 217 445,154
Nomura Real Estate Master
Fund, Inc. 403 451,906
897,060
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 110,656 3,305,018
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 56,700 598,385
Kansai Electric Power Co.,
Inc. (The)(a) 62,000 603,978
Tokyo Electric Power Co.
Holdings, Inc.* 150,100 535,709
1,738,072
Electrical Equipment 0.3%
Fuji Electric Co. Ltd. 12,500 493,256
Mitsubishi Electric Corp. 176,700 2,110,407
NIDEC Corp.(a) 41,500 2,154,198
4,757,861
Electronic Equipment, Instruments & Components 1.3%
Azbil Corp. 10,200 279,058
Hamamatsu Photonics KK 12,300 663,961
Hirose Electric Co. Ltd. 2,894 378,668
Ibiden Co. Ltd.(a) 11,100 445,338
Keyence Corp. 17,944 8,797,343
Kyocera Corp. 30,300 1,580,618
Murata Manufacturing Co.
Ltd. 53,100 3,242,491
Omron Corp. 16,800 982,984
Shimadzu Corp. 20,900 655,610
TDK Corp. 36,100 1,295,543
Yokogawa Electric Corp. 22,400 364,607
18,686,221
Entertainment 0.5%
Capcom Co. Ltd. 15,100 540,182
Koei Tecmo Holdings Co.
Ltd.(a) 11,120 200,880
Konami Group Corp. 7,700 353,485
Nexon Co. Ltd. 45,400 1,083,954
Nintendo Co. Ltd. 102,400 3,969,585
Square Enix Holdings Co.
Ltd. 8,300 398,821
Toho Co. Ltd. 9,100 348,460
6,895,367

NVIT International Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
JAPAN
Financial Services 0.2%
GMO Payment Gateway, Inc. 4,100 352,889
Mitsubishi HC Capital, Inc. 64,900 335,434
ORIX Corp. 108,800 1,794,395
2,482,718
Food Products 0.3%
Ajinomoto Co., Inc. 42,700 1,485,952
Kikkoman Corp. 12,900 658,056
MEIJI Holdings Co. Ltd. 19,360 460,411
Nisshin Seifun Group, Inc. 21,123 247,179
Nissin Foods Holdings Co.
Ltd. 5,800 530,466
Yakult Honsha Co. Ltd. 11,600 843,316
4,225,380
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 33,000 542,596
Tokyo Gas Co. Ltd. 35,200 662,831
1,205,427
Ground Transportation 0.5%
Central Japan Railway Co. 13,100 1,564,012
East Japan Railway Co. 28,376 1,569,204
Hankyu Hanshin Holdings,
Inc. 20,200 599,396
Keio Corp.(a) 8,899 312,058
Keisei Electric Railway Co.
Ltd. 12,700 391,012
Kintetsu Group Holdings Co.
Ltd. 17,000 546,751
Odakyu Electric Railway Co.
Ltd.(a) 29,000 376,567
Tobu Railway Co. Ltd. 17,000 406,703
Tokyu Corp. 46,900 623,742
West Japan Railway Co. 19,900 819,789
7,209,234
Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd. 20,000 353,932
Hoya Corp. 33,300 3,682,420
Olympus Corp. 111,300 1,954,656
Sysmex Corp. 15,400 1,010,973
Terumo Corp. 58,600 1,581,994
8,583,975
Health Care Technology 0.1%
M3, Inc. 40,900 1,029,012
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 8,026 333,752
Oriental Land Co. Ltd.(a) 92,000 3,145,979
3,479,731
Household Durables 1.0%
Iida Group Holdings Co. Ltd.
(a) 13,000 212,128
Open House Group Co. Ltd. 8,000 299,997
Panasonic Holdings Corp. 209,400 1,874,198
Sekisui Chemical Co. Ltd. 36,400 516,358
Sekisui House Ltd. 56,700 1,155,390
Sharp Corp.*(a) 22,900 161,932
Sony Group Corp. 116,400 10,582,416
14,802,419
Common Stocks
Shares Value ($)
JAPAN
Household Products 0.1%
Unicharm Corp. 37,800 1,553,781
Industrial Conglomerates 0.4%
Hitachi Ltd. 90,100 4,952,528
Toshiba Corp. 36,300 1,216,361
6,168,889
Industrial REITs 0.1%
GLP J-REIT 419 452,583
Nippon Prologis REIT, Inc. 202 428,160
880,743
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 88,700 1,629,750
Japan Post Holdings Co. Ltd. 224,700 1,828,339
Japan Post Insurance Co.
Ltd. 19,600 306,001
MS&AD Insurance Group
Holdings, Inc.(a) 39,341 1,221,650
Sompo Holdings, Inc. 29,050 1,152,933
T&D Holdings, Inc. 50,800 631,060
Tokio Marine Holdings, Inc. 170,100 3,279,732
10,049,465
Interactive Media & Services 0.0%
†
Z Holdings Corp.(a) 259,500 736,338
IT Services 0.5%
Fujitsu Ltd. 18,100 2,446,487
Itochu Techno-Solutions
Corp. 8,700 214,293
NEC Corp. 22,200 857,117
Nomura Research Institute
Ltd. 37,515 872,381
NTT Data Corp.(a) 57,400 754,924
Obic Co. Ltd. 6,400 1,011,901
Otsuka Corp. 11,200 398,242
SCSK Corp. 12,600 184,124
TIS, Inc. 19,700 520,724
7,260,193
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 55,500 1,195,344
Shimano, Inc. 6,700 1,162,306
Yamaha Corp. 13,800 532,629
2,890,279
Machinery 1.1%
Daifuku Co. Ltd. 29,400 545,187
FANUC Corp. 88,500 3,191,322
Hitachi Construction
Machinery Co. Ltd. 10,200 237,741
Hoshizaki Corp. 9,400 346,712
Komatsu Ltd. 84,800 2,103,801
Kubota Corp. 95,400 1,445,119
Kurita Water Industries Ltd.
(a) 9,600 439,339
Makita Corp.(a) 22,000 547,240
MINEBEA MITSUMI, Inc.(a) 35,400 675,837
MISUMI Group, Inc. 24,900 626,450
Mitsubishi Heavy Industries
Ltd. 29,700 1,095,134
NGK Insulators Ltd.(a) 22,400 296,539
SMC Corp. 5,200 2,757,023
Toyota Industries Corp.(a) 13,100 729,485

76 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery
Yaskawa Electric Corp. 21,600 946,429
15,983,358
Marine Transportation 0.1%
Mitsui OSK Lines Ltd.(a) 31,200 780,755
Nippon Yusen KK(a) 44,400 1,037,507
1,818,262
Media 0.1%
CyberAgent, Inc. 40,700 345,033
Dentsu Group, Inc. 19,101 672,744
Hakuhodo DY Holdings, Inc. 24,000 271,987
1,289,764
Metals & Mining 0.2%
JFE Holdings, Inc. 43,100 547,790
Nippon Steel Corp.(a) 75,344 1,778,162
Sumitomo Metal Mining Co.
Ltd. 22,300 852,715
3,178,667
Office REITs 0.1%
Japan Real Estate
Investment Corp. 108 430,396
Nippon Building Fund, Inc. 135 561,334
991,730
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc.(a) 280,639 984,345
Idemitsu Kosan Co. Ltd.(a) 20,456 447,351
Inpex Corp. 95,700 1,018,253
2,449,949
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 83,500 330,612
Passenger Airlines 0.0%
†
ANA Holdings, Inc.*(a) 16,300 353,995
Japan Airlines Co. Ltd. 12,186 237,614
591,609
Personal Care Products 0.3%
Kao Corp. 43,100 1,682,919
Kobayashi Pharmaceutical
Co. Ltd. 5,000 305,444
Kose Corp. 3,300 391,958
Shiseido Co. Ltd. 37,800 1,774,055
4,154,376
Pharmaceuticals 1.4%
Astellas Pharma, Inc. 168,600 2,398,232
Chugai Pharmaceutical Co.
Ltd. 63,500 1,569,502
Daiichi Sankyo Co. Ltd. 163,300 5,959,905
Eisai Co. Ltd. 23,900 1,359,885
Kyowa Kirin Co. Ltd. 26,500 578,136
Nippon Shinyaku Co. Ltd. 4,200 185,218
Ono Pharmaceutical Co. Ltd. 32,900 686,375
Otsuka Holdings Co. Ltd. 36,300 1,157,337
Shionogi & Co. Ltd. 24,600 1,112,721
Takeda Pharmaceutical Co.
Ltd. 139,749 4,590,145
19,597,456
Professional Services 0.3%
BayCurrent Consulting, Inc. 12,400 514,512
Nihon M&A Center Holdings,
Inc. 29,500 221,076
Common Stocks
Shares Value ($)
JAPAN
Professional Services
Persol Holdings Co. Ltd.(a) 16,500 331,742
Recruit Holdings Co. Ltd. 133,700 3,705,843
4,773,173
Real Estate Management & Development 0.4%
Daito Trust Construction Co.
Ltd. 5,400 538,935
Daiwa House Industry Co.
Ltd. 56,000 1,319,184
Hulic Co. Ltd. 37,300 306,483
Mitsubishi Estate Co. Ltd. 105,400 1,258,363
Mitsui Fudosan Co. Ltd. 85,600 1,608,645
Nomura Real Estate
Holdings, Inc. 10,300 228,074
Sumitomo Realty &
Development Co. Ltd. 27,400 618,052
5,877,736
Retail REITs 0.0%
†
Japan Metropolitan Fund
Invest 687 501,336
Semiconductors & Semiconductor Equipment 0.8%
Advantest Corp. 16,600 1,538,001
Disco Corp. 8,400 977,310
Lasertec Corp. 7,100 1,258,703
Renesas Electronics Corp.* 107,600 1,562,210
Rohm Co. Ltd. 8,500 708,012
SUMCO Corp. 34,400 517,450
Tokyo Electron Ltd. 41,400 5,062,055
11,623,741
Software 0.1%
Oracle Corp. Japan 3,100 223,740
Trend Micro, Inc. 11,700 573,618
797,358
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 16,100 3,520,124
Hikari Tsushin, Inc. 1,900 267,233
Nitori Holdings Co. Ltd. 7,300 880,152
USS Co. Ltd. 19,400 336,267
ZOZO, Inc. 12,300 281,288
5,285,064
Technology Hardware, Storage & Peripherals 0.3%
Brother Industries Ltd. 23,200 349,947
Canon, Inc.(a) 92,300 2,070,467
FUJIFILM Holdings Corp. 32,600 1,656,046
Ricoh Co. Ltd.(a) 52,100 390,834
Seiko Epson Corp.(a) 27,500 391,294
4,858,588
Tobacco 0.2%
Japan Tobacco, Inc. 111,100 2,344,948
Trading Companies & Distributors 1.2%
ITOCHU Corp.(a) 110,100 3,585,184
Marubeni Corp. 140,800 1,913,970
Mitsubishi Corp. 115,000 4,134,499
Mitsui & Co. Ltd.(a) 133,000 4,144,938
MonotaRO Co. Ltd. 23,200 291,662
Sumitomo Corp.(a) 106,500 1,886,256
Toyota Tsusho Corp. 19,100 814,115
16,770,624

NVIT International Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services 0.8%
KDDI Corp. 150,000 4,632,228
SoftBank Corp. 265,600 3,063,787
SoftBank Group Corp. 112,200 4,416,654
12,112,669
307,491,609
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 16,078 332,851
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 12,273 823,472
Metals & Mining 0.1%
ArcelorMittal SA(a) 49,078 1,488,222
2,311,694
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd.* 203,000 1,349,468
Sands China Ltd.* 238,700 833,123
2,182,591
NETHERLANDS 5.4%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 36,152 574,237
ING Groep NV 342,258 4,071,869
4,646,106
Beverages 0.2%
Heineken Holding NV 9,924 911,593
Heineken NV 24,038 2,587,805
3,499,398
Biotechnology 0.1%
Argenx SE* 5,060 1,879,139
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 8,404 643,513
Chemicals 0.3%
Akzo Nobel NV 16,877 1,317,288
Koninklijke DSM NV 16,109 1,903,964
OCI NV 10,129 343,838
3,565,090
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 96,736 3,308,898
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 302,975 1,070,075
Entertainment 0.1%
Universal Music Group NV 68,557 1,733,054
Financial Services 0.3%
Adyen NV Reg. S*(b) 2,003 3,175,990
EXOR NV* 9,754 803,770
3,979,760
Food Products 0.0%
†
JDE Peet's NV 9,883 287,462
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 82,520 1,506,474
Common Stocks
Shares Value ($)
NETHERLANDS
Insurance 0.1%
Aegon NV 161,955 696,014
NN Group NV 25,771 935,036
1,631,050
Oil, Gas & Consumable Fuels 1.3%
Shell plc 653,630 18,717,157
Professional Services 0.3%
Randstad NV(a) 10,651 632,304
Wolters Kluwer NV 23,502 2,965,694
3,597,998
Semiconductors & Semiconductor Equipment 1.9%
ASM International NV 4,333 1,759,598
ASML Holding NV 37,335 25,510,818
27,270,416
Trading Companies & Distributors 0.1%
IMCD NV 5,161 844,670
78,180,260
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 161,178 511,160
Electric Utilities 0.0%
†
Mercury NZ Ltd. 61,413 242,753
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 56,800 948,675
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 126,676 416,792
Software 0.1%
Xero Ltd.* 13,202 798,985
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd.* 109,506 596,146
3,514,511
NORWAY 0.6%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 7,983 322,424
Banks 0.1%
DNB Bank ASA 84,420 1,514,266
Diversified Telecommunication Services 0.1%
Telenor ASA 68,014 798,445
Food Products 0.1%
Mowi ASA 40,583 751,555
Orkla ASA 64,348 457,092
Salmar ASA 6,472 282,477
1,491,124
Insurance 0.0%
†
Gjensidige Forsikring ASA(a) 19,658 322,152
Metals & Mining 0.1%
Norsk Hydro ASA 122,903 919,085
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 29,104 714,113

78 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
NORWAY
Oil, Gas & Consumable Fuels
Equinor ASA 88,211 2,508,649
3,222,762
8,590,258
PORTUGAL 0.2%
Consumer Staples Distribution & Retail 0.1%
Jeronimo Martins SGPS SA 24,718 579,661
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 259,329 1,413,103
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA
,
Class B
44,149 500,910
2,493,674
SINGAPORE 1.7%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 153,500 423,540
Banks 0.7%
DBS Group Holdings Ltd. 167,800 4,170,202
Oversea-Chinese Banking
Corp. Ltd. 315,600 2,942,846
United Overseas Bank Ltd. 109,600 2,459,264
9,572,312
Capital Markets 0.1%
Singapore Exchange Ltd. 74,100 525,454
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 739,450 1,370,233
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 27,200 362,313
Entertainment 0.2%
Sea Ltd., ADR*(a) 33,288 2,881,076
Ground Transportation 0.0%
†
Grab Holdings Ltd.
, Class
A
*(a) 129,496 389,783
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 594,396 501,083
Industrial Conglomerates 0.1%
Jardine Cycle & Carriage Ltd. 9,600 226,776
Keppel Corp. Ltd. 130,800 554,383
781,159
Industrial REITs 0.1%
CapitaLand Ascendas REIT 296,407 639,969
Mapletree Logistics Trust 321,704 415,124
1,055,093
Machinery 0.0%
†
Sembcorp Marine Ltd.* 4,356,822 390,212
Passenger Airlines 0.0%
†
Singapore Airlines Ltd. 115,314 497,322
Real Estate Management & Development 0.1%
Capitaland Investment Ltd. 230,697 641,278
City Developments Ltd. 40,200 223,297
Common Stocks
Shares Value ($)
SINGAPORE
Real Estate Management & Development
UOL Group Ltd. 47,500 248,394
1,112,969
Retail REITs 0.1%
CapitaLand Integrated
Commercial Trust 475,670 710,257
Mapletree Pan Asia
Commercial Trust 227,800 309,409
1,019,666
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 63,189 3,380,368
24,262,583
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 117,847 3,900,443
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(b) 16,044 545,885
SPAIN 2.6%
Banks 0.8%
Banco Bilbao Vizcaya
Argentaria SA(a) 553,481 3,954,199
Banco Santander SA 1,550,118 5,774,508
CaixaBank SA(a) 419,024 1,631,320
11,360,027
Biotechnology 0.0%
†
Grifols SA*(a) 26,811 265,276
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 20,564 655,267
Ferrovial SA 45,686 1,343,945
1,999,212
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 51,366 1,999,462
Telefonica SA 478,622 2,065,345
4,064,807
Electric Utilities 0.6%
Acciona SA 2,355 471,887
Endesa SA 31,301 679,690
Iberdrola SA 568,977 7,087,330
Red Electrica Corp. SA 35,743 628,736
8,867,643
Gas Utilities 0.1%
Enagas SA(a) 23,894 458,999
Naturgy Energy Group SA(a) 13,320 400,940
859,939
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA* 41,712 2,792,897
Independent Power and Renewable Electricity Producers
0.1%
Corp. ACCIONA Energias
Renovables SA 6,402 248,352
EDP Renovaveis SA 22,238 509,868
758,220

NVIT International Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
SPAIN
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 130,411 2,007,463
Specialty Retail 0.2%
Industria de Diseno Textil SA 100,832 3,386,227
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 6,902 1,117,546
37,479,257
SWEDEN 3.1%
Automobiles 0.0%
†
Volvo Car AB
, Class B
*(a) 52,647 230,356
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
*(a) 148,413 1,636,791
Svenska Handelsbanken AB
,
Class A
137,860 1,193,241
Swedbank AB
, Class A
(a) 85,594 1,404,719
4,234,751
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 15,383 358,538
Building Products 0.3%
Assa Abloy AB
, Class B
92,470 2,220,190
Nibe Industrier AB
, Class B
141,607 1,614,867
3,835,057
Capital Markets 0.0%
†
EQT AB(a) 29,262 598,514
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
48,153 429,340
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
(a) 262,984 1,544,879
Construction & Engineering 0.0%
†
Skanska AB
, Class B
(a) 29,468 451,455
Diversified Telecommunication Services 0.0%
†
Telia Co. AB(a) 234,891 596,869
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB
, Class B
178,923 2,058,919
Entertainment 0.0%
†
Embracer Group AB*(a) 49,345 231,502
Financial Services 0.4%
Industrivarden AB
, Class A
12,817 346,393
Industrivarden AB
, Class C
(a) 14,453 389,983
Investor AB
, Class A
(a) 45,360 925,976
Investor AB
, Class B
168,598 3,358,644
Kinnevik AB
, Class B
* 22,788 341,479
L E Lundbergforetagen AB
,
Class B
7,314 331,388
5,693,863
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
(a) 21,456 524,240
Hotels, Restaurants & Leisure 0.2%
Evolution AB Reg. S(b) 16,716 2,242,902
Common Stocks
Shares Value ($)
SWEDEN
Household Durables 0.0%
†
Electrolux AB
, Class B
(a) 20,317 246,555
Household Products 0.1%
Essity AB
, Class B
(a) 56,896 1,627,038
Industrial Conglomerates 0.1%
Investment AB Latour
, Class
B
(a) 13,357 272,210
Lifco AB
, Class B
22,913 493,314
765,524
Machinery 1.0%
Alfa Laval AB(a) 26,092 932,327
Atlas Copco AB
, Class A
248,081 3,145,297
Atlas Copco AB
, Class B
147,671 1,697,922
Epiroc AB
, Class A
61,092 1,213,062
Epiroc AB
, Class B
34,103 581,320
Husqvarna AB
, Class B
(a) 37,249 323,670
Indutrade AB(a) 26,094 554,338
Sandvik AB 97,582 2,073,753
SKF AB
, Class B
(a) 37,177 733,610
Volvo AB
, Class A
(a) 16,247 350,094
Volvo AB
, Class B
(a) 142,629 2,941,873
14,547,266
Metals & Mining 0.1%
Boliden AB 24,982 982,566
Paper & Forest Products 0.1%
Holmen AB
, Class B
(a) 8,736 336,620
Svenska Cellulosa AB SCA
,
Class B
(a) 59,552 783,174
1,119,794
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class
B
*(a) 52,175 214,754
Sagax AB
, Class B
(a) 18,146 419,395
634,149
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
71,967 1,027,598
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
54,761 545,553
44,527,228
SWITZERLAND 5.9%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered)(a) 2,929 276,308
Building Products 0.1%
Geberit AG (Registered) 3,391 1,896,298
Capital Markets 0.7%
Credit Suisse Group AG
(Registered)(a) 340,442 306,737
Julius Baer Group Ltd. 19,418 1,329,539
Partners Group Holding AG 2,084 1,964,870
UBS Group AG (Registered) 309,680 6,539,251
10,140,397
Chemicals 0.5%
Clariant AG (Registered)* 21,207 351,903

80 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Chemicals
EMS-Chemie Holding AG
(Registered) 666 550,338
Givaudan SA (Registered) 873 2,844,751
Sika AG (Registered) 13,551 3,803,578
7,550,570
Containers & Packaging 0.1%
SIG Group AG* 26,973 693,911
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 2,422 1,545,388
Electric Utilities 0.0%
†
BKW AG 2,053 322,688
Electrical Equipment 0.4%
ABB Ltd. (Registered) 146,464 5,022,552
Food Products 0.2%
Barry Callebaut AG
(Registered) 316 670,887
Chocoladefabriken Lindt &
Spruengli AG 99 1,171,255
Chocoladefabriken Lindt &
Spruengli AG (Registered) 10 1,180,663
3,022,805
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 46,192 3,277,385
Sonova Holding AG
(Registered) 4,753 1,401,581
Straumann Holding AG
(Registered)(a) 10,367 1,554,721
6,233,687
Insurance 0.6%
Baloise Holding AG
(Registered) 4,074 635,696
Swiss Life Holding AG
(Registered) 2,849 1,756,770
Zurich Insurance Group AG 13,922 6,661,553
9,054,019
Life Sciences Tools & Services 0.3%
Bachem Holding AG
, Class
B
(a) 2,947 296,480
Lonza Group AG
(Registered) 6,920 4,162,139
4,458,619
Machinery 0.2%
Schindler Holding AG 3,676 813,168
Schindler Holding AG
(Registered) 2,182 460,787
VAT Group AG Reg. S(b) 2,416 872,814
2,146,769
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered) 5,055 1,508,621
Pharmaceuticals 1.3%
Novartis AG (Registered) 200,351 18,393,199
Professional Services 0.1%
Adecco Group AG
(Registered)(a) 15,443 562,074
Common Stocks
Shares Value ($)
SWITZERLAND
Professional Services
SGS SA (Registered) 602 1,322,592
1,884,666
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 6,753 562,198
Software 0.0%
†
Temenos AG (Registered) 6,246 434,767
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 15,846 920,626
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont
SA (Registered) 48,324 7,746,380
Swatch Group AG (The) 2,632 904,992
Swatch Group AG (The)
(Registered) 4,684 296,782
8,948,154
85,016,242
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.2%
Aerospace & Defense 0.3%
BAE Systems plc 289,887 3,514,304
Rolls-Royce Holdings plc* 778,112 1,437,112
4,951,416
Banks 1.5%
Barclays plc 1,484,180 2,679,720
HSBC Holdings plc 1,845,468 12,564,084
Lloyds Banking Group plc 6,212,059 3,664,784
NatWest Group plc 481,484 1,573,193
Standard Chartered plc 229,897 1,749,228
22,231,009
Beverages 0.7%
Coca-Cola Europacific
Partners plc(a) 18,878 1,117,389
Diageo plc 210,311 9,386,266
10,503,655
Broadline Retail 0.1%
Next plc 11,850 962,983
Capital Markets 0.5%
3i Group plc 91,990 1,918,150
abrdn plc(a) 179,843 452,922
Hargreaves Lansdown plc 34,332 339,771
London Stock Exchange
Group plc 35,299 3,430,508
Schroders plc 65,137 371,178
St. James's Place plc 53,430 800,434
7,312,963
Chemicals 0.1%
Croda International plc 12,886 1,035,053
Johnson Matthey plc 17,921 439,180
1,474,233
Commercial Services & Supplies 0.1%
Rentokil Initial plc 237,137 1,733,895

NVIT International Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
UNITED KINGDOM
Consumer Staples Distribution & Retail 0.2%
J Sainsbury plc 172,410 593,712
Ocado Group plc* 52,554 348,790
Tesco plc 692,986 2,272,360
3,214,862
Diversified Consumer Services 0.0%
†
Pearson plc 59,599 621,983
Diversified REITs 0.1%
British Land Co. plc (The) 84,330 404,934
Land Securities Group plc 67,035 515,241
920,175
Diversified Telecommunication Services 0.1%
BT Group plc 636,084 1,144,543
Electric Utilities 0.2%
SSE plc 101,724 2,265,858
Electronic Equipment, Instruments & Components 0.1%
Halma plc 34,681 957,428
Financial Services 0.0%
†
M&G plc 194,963 477,536
Food Products 0.1%
Associated British Foods plc 34,592 830,213
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 80,361 1,118,094
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 161,059 4,049,658
Entain plc 53,534 833,148
InterContinental Hotels
Group plc 16,909 1,111,064
Just Eat Takeaway.com NV
Reg. S*(b) 15,662 299,384
Whitbread plc 17,767 656,286
6,949,540
Household Durables 0.1%
Barratt Developments plc 87,500 505,254
Berkeley Group Holdings plc 9,492 492,461
Persimmon plc 30,403 472,852
Taylor Wimpey plc 303,173 446,597
1,917,164
Household Products 0.3%
Reckitt Benckiser Group plc 66,621 5,061,503
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 242,016 1,502,784
DCC plc 8,462 493,877
Melrose Industries plc 386,036 795,665
Smiths Group plc 33,256 704,778
3,497,104
Industrial REITs 0.1%
Segro plc 111,719 1,063,359
Insurance 0.3%
Admiral Group plc 17,686 445,172
Aviva plc 252,772 1,263,469
Legal & General Group plc 541,879 1,602,791
Phoenix Group Holdings plc 64,297 434,346
3,745,778
Common Stocks
Shares Value ($)
UNITED KINGDOM
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 81,966 624,724
Machinery 0.2%
CNH Industrial NV 96,718 1,479,528
Spirax-Sarco Engineering plc 6,752 990,880
2,470,408
Media 0.2%
Informa plc 134,618 1,150,389
WPP plc 100,953 1,197,728
2,348,117
Multi-Utilities 0.3%
National Grid plc 340,400 4,620,469
Oil, Gas & Consumable Fuels 0.7%
BP plc 1,683,982 10,661,198
Personal Care Products 0.8%
Unilever plc 234,136 12,113,792
Pharmaceuticals 1.4%
AstraZeneca plc 143,503 19,918,238
Professional Services 0.4%
Intertek Group plc 14,462 724,852
RELX plc 176,770 5,723,899
6,448,751
Software 0.1%
Sage Group plc (The) 92,632 887,571
Specialty Retail 0.1%
JD Sports Fashion plc 253,499 558,134
Kingfisher plc 172,677 557,939
1,116,073
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 36,305 1,161,678
Tobacco 0.6%
British American Tobacco plc 196,728 6,894,284
Imperial Brands plc 83,350 1,916,813
8,811,097
Trading Companies & Distributors 0.3%
Ashtead Group plc 40,598 2,487,366
Bunzl plc 31,146 1,176,895
3,664,261
Water Utilities 0.1%
Severn Trent plc 24,602 873,827
United Utilities Group plc 61,574 805,192
1,679,019
Wireless Telecommunication Services 0.2%
Vodafone Group plc 2,437,505 2,694,146
162,174,836
UNITED STATES 7.2%
Automobiles 0.3%
Stellantis NV 208,003 3,784,589
Biotechnology 0.6%
CSL Ltd.(a) 44,824 8,648,723
Construction Materials 0.3%
Holcim AG* 51,255 3,306,307

82 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Construction Materials
James Hardie Industries plc
CHDI 43,669 937,375
4,243,682
Electrical Equipment 0.6%
Schneider Electric SE 50,414 8,427,656
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 41,967 596,854
Food Products 2.2%
Nestle SA (Registered) 254,681 31,090,644
Insurance 0.2%
Swiss Re AG 27,831 2,862,585
Life Sciences Tools & Services 0.1%
QIAGEN NV* 20,923 951,095
Personal Care Products 0.1%
Haleon plc 462,716 1,846,025
Pharmaceuticals 2.6%
GSK plc 376,382 6,712,916
Roche Holding AG 67,513 19,356,966
Sanofi 105,645 11,504,968
37,574,850
Professional Services 0.2%
Computershare Ltd. 49,614 719,146
Experian plc 84,904 2,794,634
3,513,780
Software 0.0%
†
CyberArk Software Ltd.* 4,002 592,216
104,132,699
Total Common Stocks
(cost $955,811,596) 1,421,682,119
Repurchase Agreements 3.0%
Principal
Amount ($)
Bank of America
NA, 4.82%, dated
3/31/2023, due
4/3/2023, repurchase
price $8,003,214,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049;
total market value
$8,160,000.(c) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities,
Inc., 4.82%, dated
3/31/2023, due
4/3/2023, repurchase
price $10,004,017,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
3/31/2025 - 9/30/2025;
total market value
$10,200,012.(c) 10,000,000 10,000,000
Cantor Fitzgerald &
Co., 4.81%, dated
3/31/2023, due
4/3/2023, repurchase
price $9,704,663,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072;
total market value
$9,894,790.(c) 9,700,774 9,700,774
MetLife, Inc., 4.80%,
dated 3/31/2023, due
4/3/2023, repurchase
price $5,002,001,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2032 -
2/15/2051; total market
value $5,102,721.(c) 5,000,000 5,000,000
Pershing LLC, 4.83%,
dated 3/31/2023, due
4/3/2023, repurchase
price $10,004,026,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$10,200,000.(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $42,700,774) 42,700,774
Total Investments
(cost $998,512,370) — 101.3% 1,464,382,893
Liabilities in excess of other assets
— (1.3)% (19,173,982)
NET ASSETS — 100.0%
$ 1,445,208,911

NVIT International Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 83
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $78,422,153, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $42,700,774 and by $42,436,417 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.50%, and maturity
dates ranging from 4/27/2023 – 11/15/2052, a total value of
$85,137,191.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $21,501,677 which represents 1.49% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $42,700,774.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

84 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 116 6/2023 EUR 5,360,423 66,029
FTSE 100 Index 37 6/2023 GBP 3,486,684 21,652
Nikkei 225 Index 35 6/2023 JPY 3,696,385 57,728
SPI 200 Index 16 6/2023 AUD 1,922,730 24,525
Net contracts 169,934
As of March 31, 2023, the Fund had $643,175 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

NVIT International Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 85
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

86 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
Th e following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 22,526,774 $ – $ 22,526,774
Air Freight & Logistics – 8,917,270 – 8,917,270
Automobile Components – 9,088,711 – 9,088,711
Automobiles – 45,355,284 – 45,355,284
Banks – 130,559,225 – 130,559,225
Beverages 1,117,389 29,869,711 – 30,987,100
Biotechnology – 13,473,903 – 13,473,903
Broadline Retail – 11,304,728 – 11,304,728
Building Products – 15,431,469 – 15,431,469
Capital Markets 262,880 37,461,673 – 37,724,553
Chemicals – 44,686,550 – 44,686,550
Commercial Services & Supplies – 5,518,556 – 5,518,556
Communications Equipment – 4,020,581 – 4,020,581
Construction & Engineering – 11,402,702 – 11,402,702
Construction Materials – 8,734,866 – 8,734,866
Consumer Staples Distribution & Retail – 19,524,455 – 19,524,455
Containers & Packaging – 1,574,577 – 1,574,577
Distributors – 451,298 – 451,298
Diversified Consumer Services – 998,452 – 998,452
Diversified REITs – 3,390,935 – 3,390,935
Diversified Telecommunication Services – 27,732,924 – 27,732,924
Electric Utilities – 26,621,776 – 26,621,776
Electrical Equipment – 25,164,743 – 25,164,743
Electronic Equipment, Instruments &
Components – 22,064,881 – 22,064,881
Energy Equipment & Services – 596,854 – 596,854
Entertainment 2,881,076 9,376,765 – 12,257,841
Financial Services 413,939 16,629,362 – 17,043,301
Food Products – 47,079,379 – 47,079,379
Gas Utilities – 4,737,747 – 4,737,747
Ground Transportation 389,783 8,291,183 – 8,680,966
Health Care Equipment & Supplies – 29,168,780 – 29,168,780
Health Care Providers & Services – 4,413,685 – 4,413,685
Health Care Technology – 1,029,012 – 1,029,012
Hotels, Restaurants & Leisure – 25,292,360 – 25,292,360
Household Durables – 17,192,379 – 17,192,379
Household Products – 10,206,422 – 10,206,422
Independent Power and Renewable
Electricity Producers – 3,714,611 – 3,714,611
Industrial Conglomerates 660,960 22,709,981 – 23,370,941
Industrial REITs – 5,378,420 – 5,378,420
Insurance – 71,856,085 – 71,856,085
Interactive Media & Services – 3,036,675 – 3,036,675
IT Services 561,674 10,451,294 – 11,012,968
Leisure Products – 2,890,279 – 2,890,279
Life Sciences Tools & Services – 7,929,732 – 7,929,732
Machinery – 43,353,690 – 43,353,690
Marine Transportation – 4,941,946 – 4,941,946
Media – 5,943,508 – 5,943,508
Metals & Mining – 50,394,412 – 50,394,412
Multi-Utilities – 11,835,140 – 11,835,140
Office REITs – 2,194,589 – 2,194,589
Oil, Gas & Consumable Fuels – 63,086,571 – 63,086,571
Paper & Forest Products – 4,429,646 – 4,429,646
Passenger Airlines – 2,092,195 – 2,092,195
Personal Care Products – 29,307,046 – 29,307,046
Pharmaceuticals 900,868 130,438,668 – 131,339,536

NVIT International Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 87
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Professional Services $ – $ 22,304,996 $ – $ 22,304,996
Real Estate Management & Development 408,930 17,022,434 – 17,431,364
Retail REITs – 5,450,832 – 5,450,832
Semiconductors & Semiconductor
Equipment – 47,619,118 – 47,619,118
Software 1,765,856 19,988,390 – 21,754,246
Specialty Retail – 11,702,520 – 11,702,520
Technology Hardware, Storage & Peripherals – 5,779,214 – 5,779,214
Textiles, Apparel & Luxury Goods – 49,458,529 – 49,458,529
Tobacco – 11,156,045 – 11,156,045
Trading Companies & Distributors 907,384 22,547,336 – 23,454,720
Transportation Infrastructure – 5,476,119 – 5,476,119
Water Utilities – 1,679,019 – 1,679,019
Wireless Telecommunication Services – 15,352,368 – 15,352,368
Total Common Stocks $ 10,270,739 $ 1,411,411,380 $ – $ 1,421,682,119
Futures Contracts 169,934 – – 169,934
Repurchase Agreements – 42,700,774 – 42,700,774
Total $ 10,440,673 $ 1,454,112,154 $ – $ 1,464,552,827
As of March 31, 2023, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

88 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Index Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 169,934
Total $ 169,934
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Mid Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 89
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 1.7%
Axon Enterprise, Inc.*(a) 33,638 7,563,504
Curtiss-Wright Corp. 19,060 3,359,515
Hexcel Corp.(a) 41,936 2,862,132
Mercury Systems, Inc.*(a) 28,847 1,474,659
Woodward, Inc.(a) 29,718 2,893,642
18,153,452
Air Freight & Logistics 0.3%
GXO Logistics, Inc.*(a) 59,029 2,978,603
Automobile Components 1.9%
Adient plc* 47,757 1,956,127
Autoliv , Inc. 38,595 3,603,229
Dana, Inc. 63,876 961,334
Fox Factory Holding Corp.*(a) 20,969 2,545,007
Gentex Corp. 116,717 3,271,577
Goodyear Tire & Rubber Co.
(The)*(a) 140,680 1,550,294
Lear Corp. 29,420 4,103,796
Visteon Corp.* 13,958 2,189,033
20,180,397
Automobiles 0.4%
Harley-Davidson, Inc.(a) 66,188 2,513,158
Thor Industries, Inc.(a) 26,629 2,120,734
4,633,892
Banks 6.1%
Associated Banc-Corp. 74,812 1,345,120
Bank of Hawaii Corp. 20,247 1,054,464
Bank OZK 54,804 1,874,297
Cadence Bank 90,445 1,877,638
Cathay General Bancorp(a) 36,193 1,249,382
Columbia Banking System,
Inc. 103,184 2,210,201
Commerce Bancshares, Inc.
(a) 56,596 3,302,377
Cullen/Frost Bankers, Inc. 32,023 3,373,303
East West Bancorp, Inc. 70,129 3,892,159
First Financial Bankshares ,
Inc.(a) 64,406 2,054,551
First Horizon Corp. 266,993 4,747,136
FNB Corp.(a) 176,245 2,044,442
Fulton Financial Corp.(a) 83,630 1,155,767
Glacier Bancorp, Inc.(a) 55,016 2,311,222
Hancock Whitney Corp. 43,163 1,571,133
Home BancShares , Inc. 94,119 2,043,323
International Bancshares Corp. 26,324 1,127,194
New York Community
Bancorp, Inc. 337,827 3,053,956
Old National Bancorp 145,465 2,097,605
PacWest Bancorp 59,126 575,296
Pinnacle Financial Partners,
Inc. 37,943 2,092,936
Prosperity Bancshares, Inc. 45,434 2,795,100
SouthState Corp.(a) 37,663 2,683,865
Synovus Financial Corp. 72,236 2,227,036
Texas Capital Bancshares,
Inc.* 23,996 1,174,844
UMB Financial Corp. 21,819 1,259,393
United Bankshares , Inc.(a) 66,806 2,351,571
Valley National Bancorp(a) 208,398 1,925,598
Common Stocks
Shares Value ($)
Banks
Webster Financial Corp.(a) 86,578 3,412,905
Wintrust Financial Corp. 30,190 2,202,360
65,086,174
Beverages 0.4%
Boston Beer Co., Inc. (The),
Class A*(a) 4,686 1,540,288
Celsius Holdings, Inc.*(a) 20,294 1,886,125
Coca-Cola Consolidated, Inc. 2,277 1,218,377
4,644,790
Biotechnology 1.6%
Arrowhead Pharmaceuticals,
Inc.*(a) 53,749 1,365,225
Exelixis , Inc.* 162,450 3,153,154
Halozyme Therapeutics,
Inc.*(a) 67,276 2,569,270
Neurocrine Biosciences,
Inc.*(a) 48,058 4,864,431
United Therapeutics Corp.* 22,677 5,078,741
17,030,821
Broadline Retail 0.6%
Kohl's Corp.(a) 54,972 1,294,041
Macy's, Inc.(a) 134,827 2,358,124
Nordstrom, Inc.(a) 54,980 894,525
Ollie's Bargain Outlet
Holdings, Inc.* 28,720 1,664,037
6,210,727
Building Products 3.2%
Advanced Drainage Systems,
Inc. 31,122 2,620,783
Builders FirstSource , Inc.*(a) 73,228 6,501,182
Carlisle Cos., Inc. 25,731 5,817,007
Fortune Brands Innovations,
Inc. 63,808 3,747,444
Lennox International, Inc. 16,060 4,035,557
Owens Corning 46,499 4,454,604
Simpson Manufacturing Co.,
Inc.(a) 21,156 2,319,544
Trex Co., Inc.*(a) 54,601 2,657,431
UFP Industries, Inc. 30,650 2,435,755
34,589,307
Capital Markets 2.0%
Affiliated Managers Group, Inc. 18,742 2,669,236
Evercore , Inc., Class A 17,731 2,045,803
Federated Hermes, Inc., Class
B 41,952 1,683,953
Interactive Brokers Group,
Inc., Class A 51,184 4,225,751
Janus Henderson Group plc 65,535 1,745,852
Jefferies Financial Group, Inc. 90,022 2,857,298
SEI Investments Co. 50,732 2,919,627
Stifel Financial Corp. 52,416 3,097,261
21,244,781
Chemicals 2.9%
Ashland, Inc. 25,022 2,570,010
Avient Corp. 42,276 1,740,080
Axalta Coating Systems Ltd.* 109,760 3,324,630
Cabot Corp. 28,252 2,165,233

90 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals
Chemours Co. (The) 73,805 2,209,722
Ingevity Corp.*(a) 17,586 1,257,751
NewMarket Corp.(a) 3,331 1,215,748
Olin Corp. 61,219 3,397,655
RPM International, Inc. 64,229 5,603,338
Scotts Miracle- Gro Co. (The)
(a) 20,372 1,420,743
Sensient Technologies Corp.
(a) 21,067 1,612,890
Valvoline, Inc. 85,547 2,989,012
Westlake Corp.(a) 17,253 2,001,003
31,507,815
Commercial Services & Supplies 1.3%
Brink's Co. (The) 23,140 1,545,752
Clean Harbors, Inc.* 25,021 3,566,994
MSA Safety, Inc. 18,325 2,446,388
Ritchie Bros Auctioneers, Inc. 10 563
Stericycle, Inc.* 45,715 1,993,631
Tetra Tech, Inc. 26,462 3,887,532
13,440,860
Communications Equipment 0.7%
Calix, Inc.* 28,630 1,534,282
Ciena Corp.*(a) 73,844 3,878,287
Lumentum Holdings, Inc.*(a) 34,352 1,855,351
7,267,920
Construction & Engineering 2.0%
AECOM 69,135 5,829,463
EMCOR Group, Inc. 23,711 3,855,172
Fluor Corp.*(a) 70,606 2,182,431
MasTec , Inc.* 29,699 2,804,774
MDU Resources Group, Inc.(a) 101,178 3,083,905
Valmont Industries, Inc. 10,614 3,388,838
21,144,583
Construction Materials 0.2%
Eagle Materials, Inc. 17,938 2,632,401
Consumer Finance 0.4%
FirstCash Holdings, Inc.(a) 18,810 1,793,910
Navient Corp. 50,452 806,727
SLM Corp. 119,762 1,483,851
4,084,488
Consumer Staples Distribution & Retail 1.9%
BJ's Wholesale Club Holdings,
Inc.* 66,888 5,088,170
Casey's General Stores, Inc. 18,538 4,012,735
Grocery Outlet Holding
Corp.*(a) 43,629 1,232,956
Performance Food Group Co.* 77,688 4,687,694
Sprouts Farmers Market, Inc.* 53,076 1,859,252
US Foods Holding Corp.* 101,825 3,761,416
20,642,223
Containers & Packaging 0.9%
AptarGroup, Inc.(a) 32,482 3,839,048
Greif, Inc., Class A 12,582 797,321
Silgan Holdings, Inc. 41,625 2,234,014
Sonoco Products Co.(a) 48,517 2,959,537
9,829,920
Common Stocks
Shares Value ($)
Diversified Consumer Services 1.0%
Graham Holdings Co., Class B 1,937 1,154,142
Grand Canyon Education,
Inc.* 15,160 1,726,724
H&R Block, Inc.(a) 75,766 2,670,752
Service Corp. International 76,527 5,263,527
10,815,145
Diversified Telecommunication Services 0.6%
Frontier Communications
Parent, Inc.*(a) 110,931 2,525,899
Iridium Communications, Inc. 62,514 3,871,492
6,397,391
Electric Utilities 1.4%
ALLETE, Inc. 28,295 1,821,349
Hawaiian Electric Industries,
Inc. 54,305 2,085,312
IDACORP, Inc.(a) 25,157 2,725,258
OGE Energy Corp. 99,612 3,751,388
PNM Resources, Inc. 42,595 2,073,524
Portland General Electric
Co.(a) 44,418 2,171,596
14,628,427
Electrical Equipment 2.1%
Acuity Brands, Inc.(a) 15,947 2,913,995
EnerSys 20,190 1,754,107
Hubbell, Inc. 26,669 6,488,834
nVent Electric plc 82,886 3,559,125
Regal Rexnord Corp.(a) 32,914 4,631,987
SunPower Corp.*(a) 43,043 595,715
Sunrun , Inc.*(a) 105,803 2,131,931
Vicor Corp.* 11,290 529,953
22,605,647
Electronic Equipment, Instruments & Components 3.5%
Arrow Electronics, Inc.* 28,999 3,621,105
Avnet, Inc. 45,371 2,050,769
Belden, Inc. 21,518 1,867,117
Cognex Corp. 86,042 4,263,381
Coherent Corp.*(a) 69,004 2,627,672
IPG Photonics Corp.* 16,171 1,994,046
Jabil, Inc.(a) 66,311 5,845,978
Littelfuse , Inc. 12,317 3,302,065
National Instruments Corp. 64,965 3,404,816
Novanta , Inc.* 17,752 2,824,166
TD SYNNEX Corp. 20,836 2,016,716
Vishay Intertechnology , Inc.(a) 64,432 1,457,452
Vontier Corp. 78,369 2,142,608
37,417,891
Energy Equipment & Services 0.8%
ChampionX Corp.(a) 98,833 2,681,339
NOV, Inc. 195,442 3,617,631
Valaris Ltd.* 29,924 1,946,856
8,245,826
Entertainment 0.2%
World Wrestling Entertainment,
Inc., Class A 21,567 1,968,204
Financial Services 1.5%
Essent Group Ltd. 53,578 2,145,799
Euronet Worldwide, Inc.* 23,402 2,618,684

NVIT Mid Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Financial Services
MGIC Investment Corp. 145,999 1,959,306
Voya Financial, Inc.(a) 48,263 3,448,874
Western Union Co. (The) 166,180 1,852,907
WEX, Inc.* 21,690 3,988,574
16,014,144
Food Products 1.5%
Darling Ingredients, Inc.*(a) 79,743 4,656,991
Flowers Foods, Inc. 95,595 2,620,259
Ingredion, Inc. 32,686 3,325,147
Lancaster Colony Corp. 9,833 1,994,919
Pilgrim's Pride Corp.* 21,979 509,473
Post Holdings, Inc.*(a) 26,677 2,397,462
15,504,251
Gas Utilities 1.4%
National Fuel Gas Co.(a) 46,077 2,660,486
New Jersey Resources Corp.
(a) 48,207 2,564,613
ONE Gas, Inc. 27,108 2,147,767
Southwest Gas Holdings, Inc.
(a) 32,205 2,011,202
Spire, Inc.(a) 26,374 1,849,872
UGI Corp. 104,266 3,624,286
14,858,226
Ground Transportation 1.9%
Avis Budget Group, Inc.* 12,363 2,408,312
Hertz Global Holdings, Inc.*(a) 80,208 1,306,588
Knight-Swift Transportation
Holdings, Inc. 79,955 4,523,854
Landstar System, Inc.(a) 17,876 3,204,452
Ryder System, Inc. 24,950 2,226,538
Saia, Inc.*(a) 13,166 3,582,205
Werner Enterprises, Inc. 29,093 1,323,441
XPO, Inc.* 57,650 1,839,035
20,414,425
Health Care Equipment & Supplies 3.6%
Enovis Corp.*(a) 23,693 1,267,339
Envista Holdings Corp.*(a) 81,201 3,319,497
Globus Medical, Inc., Class A* 38,992 2,208,507
Haemonetics Corp.* 25,101 2,077,108
ICU Medical, Inc.*(a) 9,945 1,640,527
Inari Medical, Inc.*(a) 24,137 1,490,218
Integra LifeSciences Holdings
Corp.* 36,021 2,067,966
Lantheus Holdings, Inc.*(a) 34,145 2,819,011
LivaNova plc* 26,959 1,174,873
Masimo Corp.* 24,062 4,440,401
Neogen Corp.*(a) 106,920 1,980,158
Omnicell , Inc.*(a) 22,208 1,302,943
Penumbra, Inc.*(a) 18,897 5,266,405
QuidelOrtho Corp.* 26,834 2,390,641
Shockwave Medical, Inc.* 17,983 3,899,254
STAAR Surgical Co.*(a) 24,169 1,545,608
38,890,456
Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.* 45,266 3,270,468
Amedisys , Inc.* 16,343 1,202,028
Chemed Corp. 7,399 3,978,812
Encompass Health Corp. 49,650 2,686,065
Common Stocks
Shares Value ($)
Health Care Providers & Services
HealthEquity , Inc.* 42,036 2,467,933
Option Care Health, Inc.* 83,265 2,645,329
Patterson Cos., Inc. 42,709 1,143,320
Progyny , Inc.* 37,388 1,200,903
R1 RCM, Inc.*(a) 68,999 1,034,985
Tenet Healthcare Corp.* 53,797 3,196,618
22,826,461
Health Care REITs 1.2%
Healthcare Realty Trust, Inc.
(a) 189,355 3,660,232
Medical Properties Trust, Inc.
(a) 297,411 2,444,718
Omega Healthcare Investors,
Inc.(a) 116,553 3,194,718
Physicians Realty Trust(a) 113,572 1,695,630
Sabra Health Care REIT, Inc. 115,217 1,324,996
12,320,294
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.(a) 110,758 1,368,969
Hotels, Restaurants & Leisure 3.4%
Aramark 129,619 4,640,360
Boyd Gaming Corp. 39,436 2,528,636
Choice Hotels International,
Inc.(a) 13,685 1,603,745
Churchill Downs, Inc.(a) 16,377 4,209,708
Hilton Grand Vacations,
Inc.*(a) 39,501 1,755,030
Light & Wonder, Inc.*(a) 46,608 2,798,810
Marriott Vacations Worldwide
Corp. 19,066 2,571,241
Papa John's International, Inc.
(a) 16,075 1,204,500
Penn Entertainment, Inc.*(a) 76,972 2,282,990
Texas Roadhouse, Inc. 33,294 3,597,750
Travel + Leisure Co.(a) 40,782 1,598,654
Wendy's Co. (The) 85,453 1,861,166
Wingstop , Inc. 14,884 2,732,405
Wyndham Hotels & Resorts,
Inc. 43,946 2,981,736
36,366,731
Household Durables 1.6%
Helen of Troy Ltd.* 11,998 1,141,850
KB Home 40,614 1,631,870
Leggett & Platt, Inc.(a) 66,544 2,121,423
Taylor Morrison Home Corp.,
Class A* 53,701 2,054,600
Tempur Sealy International,
Inc. 84,783 3,348,081
Toll Brothers, Inc. 51,164 3,071,375
TopBuild Corp.*(a) 15,908 3,311,091
16,680,290
Household Products 0.1%
Energizer Holdings, Inc.(a) 33,338 1,156,829
Independent Power and Renewable Electricity Producers
0.2%
Ormat Technologies, Inc.(a) 26,416 2,239,284

92 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Industrial REITs 1.2%
EastGroup Properties, Inc. 21,681 3,584,303
First Industrial Realty Trust,
Inc. 65,744 3,497,581
Rexford Industrial Realty, Inc. 94,094 5,612,707
12,694,591
Insurance 3.9%
American Financial Group, Inc. 34,761 4,223,461
Brighthouse Financial, Inc.* 33,972 1,498,505
CNO Financial Group, Inc. 56,793 1,260,237
First American Financial Corp.
(a) 51,518 2,867,492
Hanover Insurance Group, Inc.
(The) 17,872 2,296,552
Kemper Corp. 31,639 1,729,388
Kinsale Capital Group, Inc. 10,854 3,257,828
Old Republic International
Corp. 137,246 3,427,033
Primerica, Inc.(a) 18,359 3,162,154
Reinsurance Group of
America, Inc. 33,175 4,404,313
RenaissanceRe Holdings Ltd. 21,753 4,357,996
RLI Corp. 20,104 2,672,023
Selective Insurance Group,
Inc. 30,022 2,861,997
Unum Group 93,045 3,680,860
41,699,839
Interactive Media & Services 0.3%
TripAdvisor, Inc.* 53,092 1,054,407
Ziff Davis, Inc.* 23,349 1,822,390
2,876,797
IT Services 0.1%
Kyndryl Holdings, Inc.*(a) 102,809 1,517,461
Leisure Products 1.2%
Brunswick Corp.(a) 36,076 2,958,232
Mattel, Inc.* 176,334 3,246,309
Polaris, Inc.(a) 27,107 2,998,847
Topgolf Callaway Brands
Corp.*(a) 69,830 1,509,725
YETI Holdings, Inc.*(a) 42,623 1,704,920
12,418,033
Life Sciences Tools & Services 1.4%
Azenta , Inc.*(a) 34,382 1,534,125
Bruker Corp. 49,764 3,923,394
Medpace Holdings, Inc.* 12,515 2,353,446
Repligen Corp.* 25,692 4,325,505
Sotera Health Co.*(a) 49,086 879,130
Syneos Health, Inc.* 51,200 1,823,744
14,839,344
Machinery 4.7%
AGCO Corp. 30,807 4,165,106
Chart Industries, Inc.*(a) 21,037 2,638,040
Crane Holdings Co.(a) 23,744 2,694,944
Donaldson Co., Inc. 60,546 3,956,075
Esab Corp.(a) 26,024 1,537,238
Flowserve Corp. 64,839 2,204,526
Graco , Inc. 83,852 6,122,034
ITT, Inc. 41,148 3,551,072
Common Stocks
Shares Value ($)
Machinery
Lincoln Electric Holdings, Inc.
(a) 28,728 4,857,905
Middleby Corp. (The)*(a) 26,810 3,930,614
Oshkosh Corp. 32,537 2,706,428
Terex Corp. 33,407 1,616,231
Timken Co. (The) 32,937 2,691,612
Toro Co. (The) 52,083 5,789,546
Watts Water Technologies,
Inc., Class A 13,677 2,302,113
50,763,484
Marine Transportation 0.2%
Kirby Corp.* 29,730 2,072,181
Media 1.0%
Cable One, Inc.(a) 2,422 1,700,244
John Wiley & Sons, Inc., Class
A(a) 21,099 818,008
New York Times Co. (The),
Class A 81,916 3,184,894
Nexstar Media Group, Inc. 18,762 3,239,447
TEGNA, Inc. 112,161 1,896,643
10,839,236
Metals & Mining 2.6%
Alcoa Corp. 88,052 3,747,493
Cleveland-Cliffs, Inc.*(a) 256,390 4,699,629
Commercial Metals Co. 58,275 2,849,648
MP Materials Corp.*(a) 46,502 1,310,891
Reliance Steel & Aluminum
Co.(a) 29,202 7,497,322
Royal Gold, Inc.(a) 32,661 4,236,458
United States Steel Corp. 112,748 2,942,723
Worthington Industries, Inc. 14,999 969,685
28,253,849
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management,
Inc.(a) 233,009 4,452,802
Starwood Property Trust, Inc.
(a) 140,172 2,479,643
6,932,445
Multi-Utilities 0.4%
Black Hills Corp. 32,380 2,043,178
NorthWestern Corp. 29,103 1,683,900
3,727,078
Office REITs 0.8%
Corporate Office Properties
Trust(a) 56,218 1,332,929
Cousins Properties, Inc.(a) 74,800 1,599,224
Douglas Emmett, Inc.(a) 86,868 1,071,082
Highwoods Properties, Inc.(a) 52,987 1,228,769
Kilroy Realty Corp. 52,983 1,716,649
Vornado Realty Trust(a) 79,212 1,217,488
8,166,141
Oil, Gas & Consumable Fuels 3.1%
Antero Midstream Corp. 165,669 1,737,868
Antero Resources Corp.* 137,387 3,172,266
Chord Energy Corp.(a) 20,701 2,786,355
CNX Resources Corp.*(a) 84,647 1,356,045
DT Midstream, Inc.(a) 48,033 2,371,389

NVIT Mid Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Equitrans Midstream Corp.(a) 217,988 1,259,971
HF Sinclair Corp.(a) 66,916 3,237,396
Matador Resources Co.(a) 55,852 2,661,348
Murphy Oil Corp. 72,706 2,688,668
PBF Energy, Inc., Class A(a) 56,815 2,463,498
PDC Energy, Inc.(a) 45,847 2,942,460
Range Resources Corp. 120,226 3,182,382
Southwestern Energy Co.* 549,090 2,745,450
32,605,096
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 35,550 1,927,165
Passenger Airlines 0.1%
JetBlue Airways Corp.* 160,519 1,168,578
Personal Care Products 0.4%
BellRing Brands, Inc.* 66,460 2,259,640
Coty, Inc., Class A* 182,411 2,199,877
4,459,517
Pharmaceuticals 0.7%
Jazz Pharmaceuticals plc*(a) 31,329 4,584,373
Perrigo Co. plc 67,583 2,424,202
7,008,575
Professional Services 3.2%
ASGN, Inc.* 24,736 2,044,925
CACI International, Inc., Class
A* 11,696 3,465,291
Concentrix Corp.(a) 21,341 2,593,999
ExlService Holdings, Inc.* 16,444 2,661,133
Exponent, Inc. 25,136 2,505,808
FTI Consulting, Inc.*(a) 17,127 3,380,013
Genpact Ltd. 83,733 3,870,139
Insperity , Inc. 17,698 2,151,192
KBR, Inc.(a) 68,262 3,757,823
ManpowerGroup , Inc. 25,079 2,069,770
Maximus, Inc. 30,499 2,400,271
Science Applications
International Corp. 27,181 2,920,870
33,821,234
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.*(a) 23,615 3,435,746
Residential REITs 0.4%
Apartment Income REIT Corp. 74,002 2,650,012
Independence Realty Trust,
Inc.(a) 112,310 1,800,329
4,450,341
Retail REITs 1.5%
Agree Realty Corp.(a) 44,070 3,023,643
Brixmor Property Group, Inc. 149,223 3,211,279
Kite Realty Group Trust 108,845 2,277,037
Macerich Co. (The) 108,185 1,146,761
National Retail Properties, Inc. 90,026 3,974,648
Spirit Realty Capital, Inc.(a) 69,488 2,768,402
16,401,770
Semiconductors & Semiconductor Equipment 3.0%
Allegro MicroSystems , Inc.* 32,727 1,570,569
Amkor Technology, Inc. 49,551 1,289,317
Cirrus Logic, Inc.* 27,429 3,000,184
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp.* 68,194 6,512,527
MACOM Technology Solutions
Holdings, Inc.*(a) 25,843 1,830,718
MKS Instruments, Inc. 28,457 2,521,859
Power Integrations, Inc. 28,354 2,399,883
Silicon Laboratories, Inc.*(a) 15,871 2,778,853
SiTime Corp.*(a) 8,013 1,139,689
Synaptics , Inc.* 19,602 2,178,762
Universal Display Corp. 21,623 3,354,376
Wolfspeed , Inc.*(a) 61,904 4,020,665
32,597,402
Software 2.7%
ACI Worldwide, Inc.* 55,912 1,508,506
Aspen Technology, Inc.*(a) 14,486 3,315,411
Blackbaud , Inc.* 22,192 1,537,906
CommVault Systems, Inc.* 22,117 1,254,918
Dynatrace , Inc.* 107,864 4,562,647
Envestnet , Inc.*(a) 25,061 1,470,329
Manhattan Associates, Inc.* 31,095 4,815,061
NCR Corp.*(a) 69,200 1,632,428
Paylocity Holding Corp.* 20,534 4,081,748
Qualys , Inc.*(a) 17,393 2,261,438
Teradata Corp.* 51,136 2,059,758
28,500,150
Specialized REITs 2.1%
CubeSmart (a) 111,738 5,164,530
EPR Properties(a) 37,486 1,428,217
Lamar Advertising Co., Class A 43,418 4,337,024
Life Storage, Inc. 42,291 5,543,927
National Storage Affiliates
Trust(a) 42,385 1,770,845
PotlatchDeltic Corp. 39,998 1,979,901
Rayonier, Inc.(a) 73,684 2,450,730
22,675,174
Specialty Retail 2.9%
AutoNation, Inc.*(a) 16,983 2,281,836
Dick's Sporting Goods, Inc. 29,774 4,224,633
Five Below, Inc.* 27,621 5,689,097
Foot Locker, Inc.(a) 39,793 1,579,384
GameStop Corp., Class A*(a) 125,465 2,888,204
Gap, Inc. (The)(a) 106,251 1,066,760
Lithia Motors, Inc., Class A(a) 13,602 3,113,906
Murphy USA, Inc.(a) 9,956 2,569,146
RH*(a) 9,295 2,263,797
Victoria's Secret & Co.*(a) 40,736 1,391,135
Williams-Sonoma, Inc.(a) 33,121 4,029,501
31,097,399
Technology Hardware, Storage & Peripherals 0.3%
Super Micro Computer, Inc.*(a) 23,431 2,496,573
Xerox Holdings Corp. 55,664 857,226
3,353,799
Textiles, Apparel & Luxury Goods 2.2%
Capri Holdings Ltd.* 62,547 2,939,709
Carter's, Inc.(a) 19,081 1,372,305
Columbia Sportswear Co.(a) 17,471 1,576,583
Crocs, Inc.* 30,721 3,884,363
Deckers Outdoor Corp.* 13,115 5,895,848
PVH Corp. 31,530 2,811,215

94 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Skechers USA, Inc., Class A* 66,778 3,173,291
Under Armour , Inc., Class A* 94,195 893,911
Under Armour , Inc., Class
C*(a) 94,323 804,575
23,351,800
Trading Companies & Distributors 1.1%
GATX Corp. 17,431 1,917,759
MSC Industrial Direct Co., Inc.,
Class A 23,784 1,997,856
Univar Solutions, Inc.* 81,136 2,842,194
Watsco , Inc.(a) 16,550 5,265,548
12,023,357
Water Utilities 0.5%
Essential Utilities, Inc. 118,759 5,183,830
Total Common Stocks
(cost $743,282,878) 1,066,883,457
Repurchase Agreements 2.5%
Principal
Amount ($)
Bank of America NA,
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $4,001,607,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049; total
market value $4,080,000.
(b) 4,000,000 4,000,000
BofA Securities, Inc.,
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $5,602,250,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
3/31/2025 - 9/30/2025;
total market value
$5,712,006.(b) 5,600,000 5,600,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $10,327,404,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072;
total market value
$10,529,731.(b) 10,323,266 10,323,266
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG,
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $2,028,562,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
4/4/2023 - 2/15/2050; total
market value $2,069,132.
(b) 2,027,750 2,027,750
MetLife, Inc.,
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $300,120,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2032 -
2/15/2051; total market
value $306,163.(b) 300,000 300,000
Pershing LLC,
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $4,901,973,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$4,998,000.(b) 4,900,000 4,900,000
Total Repurchase Agreements
(cost $27,151,016) 27,151,016
Total Investments
(cost $770,433,894) — 102.3% 1,094,034,473
Liabilities in excess of other assets — (2.3)% (24,677,793)
NET ASSETS — 100.0%
$ 1,069,356,680
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $268,547,630, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $27,151,016 and by $243,406,350 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$270,557,366.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $27,151,016.
REIT Real Estate Investment Trust

NVIT Mid Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 95
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 40 6/2023 USD 10,118,800 394,414
Net contracts 394,414
As of March 31, 2023, the Fund had $624,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

96 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Mid Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Mid Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 97
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for a dditional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,066,883,457 $ – $ – $ 1,066,883,457
Futures Contracts 394,414 – – 394,414
Repurchase Agreements – 27,151,016 – 27,151,016
Total $ 1,067,277,871 $ 27,151,016 $ – $ 1,094,428,887
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 394,414
Total $ 394,414
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

98 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 1.7%
Boeing Co. (The)* 44,641 9,483,087
General Dynamics Corp. 17,839 4,071,038
Howmet Aerospace, Inc. 29,764 1,261,101
Huntington Ingalls Industries,
Inc. 3,089 639,485
L3Harris Technologies, Inc. 15,137 2,970,485
Lockheed Martin Corp. 18,112 8,562,086
Northrop Grumman Corp. 11,454 5,288,541
Raytheon Technologies Corp. 116,539 11,412,664
Textron, Inc.(a) 17,346 1,225,148
TransDigm Group, Inc. 4,107 3,027,064
47,940,699
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.
(a) 9,253 919,470
Expeditors International of
Washington, Inc.(a) 12,506 1,377,161
FedEx Corp. 18,510 4,229,350
United Parcel Service, Inc.,
Class B 58,226 11,295,262
17,821,243
Automobile Components 0.1%
Aptiv plc* 21,479 2,409,729
BorgWarner, Inc. 18,583 912,611
3,322,340
Automobiles 1.9%
Ford Motor Co.(a) 310,850 3,916,710
General Motors Co. 110,675 4,059,559
Tesla, Inc.*(a) 214,450 44,489,797
52,466,066
Banks 3.1%
Bank of America Corp. 528,944 15,127,798
Citigroup, Inc. 154,428 7,241,129
Citizens Financial Group, Inc. 38,602 1,172,343
Comerica, Inc. 11,533 500,763
Fifth Third Bancorp 55,130 1,468,663
First Republic Bank 15,195 212,578
Huntington Bancshares, Inc. 119,684 1,340,461
JPMorgan Chase & Co. 233,772 30,462,829
KeyCorp 72,319 905,434
M&T Bank Corp. 13,604 1,626,630
PNC Financial Services
Group, Inc. (The) 31,898 4,054,236
Regions Financial Corp.(a) 73,207 1,358,722
Truist Financial Corp. 105,436 3,595,368
US Bancorp 109,244 3,938,246
Wells Fargo & Co. 304,360 11,376,977
Zions Bancorp NA 12,644 378,435
84,760,612
Beverages 1.8%
Brown-Forman Corp., Class B 14,174 910,963
Coca-Cola Co. (The) 310,963 19,289,035
Constellation Brands, Inc.,
Class A 13,090 2,956,900
Keurig Dr Pepper, Inc. 68,461 2,415,304
Molson Coors Beverage Co.,
Class B(a) 14,728 761,143
Monster Beverage Corp.* 60,672 3,276,895
Common Stocks
Shares Value ($)
Beverages
PepsiCo, Inc. 109,623 19,984,273
49,594,513
Biotechnology 2.3%
AbbVie, Inc. 140,786 22,437,065
Amgen, Inc. 42,541 10,284,287
Biogen, Inc.* 11,563 3,214,861
Gilead Sciences, Inc. 99,823 8,282,314
Incyte Corp.* 14,429 1,042,784
Moderna, Inc.* 26,145 4,015,349
Regeneron Pharmaceuticals,
Inc.* 8,609 7,073,757
Vertex Pharmaceuticals, Inc.* 20,629 6,499,579
62,849,996
Broadline Retail 2.8%
Amazon.com, Inc.* 710,646 73,402,625
eBay, Inc. 43,899 1,947,799
Etsy, Inc.*(a) 10,021 1,115,638
76,466,062
Building Products 0.4%
A O Smith Corp. 10,396 718,884
Allegion plc 6,908 737,291
Carrier Global Corp. 65,831 3,011,768
Johnson Controls International
plc 55,348 3,333,057
Masco Corp. 17,770 883,524
Trane Technologies plc(a) 18,434 3,391,487
12,076,011
Capital Markets 2.8%
Ameriprise Financial, Inc. 8,405 2,576,132
Bank of New York Mellon
Corp. (The) 58,701 2,667,373
BlackRock, Inc. 11,938 7,987,955
Cboe Global Markets, Inc. 8,309 1,115,400
Charles Schwab Corp. (The) 121,201 6,348,508
CME Group, Inc. 28,910 5,536,843
FactSet Research Systems,
Inc. 2,979 1,236,553
Franklin Resources, Inc.(a) 21,735 585,541
Goldman Sachs Group, Inc.
(The) 26,978 8,824,774
Intercontinental Exchange, Inc. 44,313 4,621,403
Invesco Ltd. 35,513 582,413
MarketAxess Holdings, Inc.(a) 2,947 1,153,132
Moody's Corp. 12,703 3,887,372
Morgan Stanley 104,144 9,143,843
MSCI, Inc. 6,395 3,579,218
Nasdaq, Inc. 27,015 1,476,910
Northern Trust Corp. 16,939 1,492,834
Raymond James Financial,
Inc. 15,737 1,467,790
S&P Global, Inc. 26,241 9,047,110
State Street Corp. 27,822 2,105,847
T. Rowe Price Group, Inc.(a) 17,905 2,021,475
77,458,426
Chemicals 1.8%
Air Products & Chemicals, Inc. 17,825 5,119,518
Albemarle Corp.(a) 9,540 2,108,722
Celanese Corp. 7,782 847,382

NVIT S&P 500 Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 15,556 1,127,654
Corteva, Inc. 56,558 3,411,013
Dow, Inc. 56,270 3,084,721
DuPont de Nemours, Inc. 36,518 2,620,897
Eastman Chemical Co. 9,702 818,267
Ecolab, Inc. 19,694 3,259,948
FMC Corp. 9,785 1,195,042
International Flavors &
Fragrances, Inc. 20,320 1,868,627
Linde plc 39,261 13,954,930
LyondellBasell Industries NV,
Class A 20,385 1,913,948
Mosaic Co. (The) 27,086 1,242,706
PPG Industries, Inc. 18,713 2,499,682
Sherwin-Williams Co. (The) 18,796 4,224,777
49,297,834
Commercial Services & Supplies 0.5%
Cintas Corp. 6,825 3,157,791
Copart, Inc.* 33,935 2,552,251
Republic Services, Inc. 16,655 2,252,089
Rollins, Inc. 17,572 659,477
Waste Management, Inc. 29,864 4,872,909
13,494,517
Communications Equipment 0.9%
Arista Networks, Inc.* 19,844 3,331,014
Cisco Systems, Inc. 328,054 17,149,023
F5, Inc.* 4,653 677,895
Juniper Networks, Inc. 25,273 869,897
Motorola Solutions, Inc. 13,437 3,844,729
25,872,558
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 11,359 1,892,864
Construction Materials 0.1%
Martin Marietta Materials, Inc. 5,034 1,787,372
Vulcan Materials Co. 10,674 1,831,231
3,618,603
Consumer Finance 0.5%
American Express Co. 47,457 7,828,032
Capital One Financial Corp. 30,335 2,917,014
Discover Financial Services 21,267 2,102,030
Synchrony Financial 35,997 1,046,793
13,893,869
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp. 35,363 17,570,814
Dollar General Corp. 18,025 3,793,541
Dollar Tree, Inc.* 16,473 2,364,699
Kroger Co. (The) 51,667 2,550,800
Sysco Corp. 40,300 3,112,369
Target Corp. 36,574 6,057,752
Walgreens Boots Alliance, Inc.
(a) 56,545 1,955,326
Walmart, Inc. 111,784 16,482,551
53,887,852
Containers & Packaging 0.3%
Amcor plc(a) 119,712 1,362,322
Avery Dennison Corp. 6,432 1,150,878
Ball Corp.(a) 25,343 1,396,653
Common Stocks
Shares Value ($)
Containers & Packaging
International Paper Co. 28,336 1,021,796
Packaging Corp. of America(a) 7,387 1,025,537
Sealed Air Corp. 11,676 536,045
Westrock Co. 21,091 642,643
7,135,874
Distributors 0.2%
Genuine Parts Co. 11,452 1,916,034
LKQ Corp. 20,865 1,184,297
Pool Corp.(a) 3,151 1,079,029
4,179,360
Diversified Telecommunication Services 0.9%
AT&T, Inc. 568,565 10,944,876
Verizon Communications, Inc. 335,409 13,044,056
23,988,932
Electric Utilities 1.9%
Alliant Energy Corp. 20,588 1,099,399
American Electric Power Co.,
Inc. 41,297 3,757,614
Constellation Energy Corp. 26,104 2,049,164
Duke Energy Corp. 61,506 5,933,484
Edison International 30,450 2,149,466
Entergy Corp. 16,065 1,730,843
Evergy, Inc. 17,648 1,078,646
Eversource Energy 28,047 2,194,958
Exelon Corp. 79,018 3,310,064
FirstEnergy Corp. 42,456 1,700,787
NextEra Energy, Inc. 158,639 12,227,894
NRG Energy, Inc.(a) 19,142 656,379
PG&E Corp.*(a) 130,652 2,112,643
Pinnacle West Capital Corp. 8,702 689,546
PPL Corp. 59,081 1,641,861
Southern Co. (The) 86,575 6,023,889
Xcel Energy, Inc. 44,080 2,972,755
51,329,392
Electrical Equipment 0.6%
AMETEK, Inc. 18,256 2,653,144
Eaton Corp. plc 31,505 5,398,067
Emerson Electric Co. 45,548 3,969,053
Generac Holdings, Inc.*(a) 4,937 533,245
Rockwell Automation, Inc. 9,164 2,689,176
15,242,685
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 47,240 3,860,453
CDW Corp. 10,979 2,139,697
Corning, Inc. 61,372 2,165,204
Keysight Technologies, Inc.* 14,078 2,273,316
TE Connectivity Ltd. 25,288 3,316,521
Teledyne Technologies, Inc.* 3,780 1,691,021
Trimble, Inc.* 19,664 1,030,787
Zebra Technologies Corp.,
Class A* 4,170 1,326,060
17,803,059
Energy Equipment & Services 0.4%
Baker Hughes Co. 79,797 2,302,942
Halliburton Co. 71,286 2,255,489
Schlumberger NV 113,064 5,551,442
10,109,873

100 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment 1.4%
Activision Blizzard, Inc. 56,675 4,850,813
Electronic Arts, Inc. 20,640 2,486,088
Live Nation Entertainment,
Inc.*(a) 10,992 769,440
Netflix, Inc.* 35,499 12,264,195
Take-Two Interactive Software,
Inc.* 12,981 1,548,633
Walt Disney Co. (The)* 145,657 14,584,635
Warner Bros Discovery, Inc.* 178,895 2,701,315
39,205,119
Financial Services 4.2%
Berkshire Hathaway, Inc.,
Class B* 143,620 44,345,547
Fidelity National Information
Services, Inc. 47,797 2,596,811
Fiserv, Inc.* 50,718 5,732,656
FleetCor Technologies, Inc.* 6,037 1,272,901
Global Payments, Inc. 20,821 2,191,202
Jack Henry & Associates, Inc. 5,685 856,843
Mastercard, Inc., Class A 67,255 24,441,140
PayPal Holdings, Inc.* 90,142 6,845,384
Visa, Inc., Class A(a) 129,529 29,203,608
117,486,092
Food Products 1.2%
Archer-Daniels-Midland Co. 43,926 3,499,145
Bunge Ltd. 11,960 1,142,419
Campbell Soup Co. 15,564 855,709
Conagra Brands, Inc. 39,142 1,470,174
General Mills, Inc. 46,751 3,995,340
Hershey Co. (The) 11,776 2,995,932
Hormel Foods Corp.(a) 23,374 932,155
J M Smucker Co. (The) 8,345 1,313,253
Kellogg Co. 20,712 1,386,876
Kraft Heinz Co. (The) 64,275 2,485,514
Lamb Weston Holdings, Inc. 11,198 1,170,415
McCormick & Co., Inc. (Non-
Voting)(a) 20,041 1,667,612
Mondelez International, Inc.,
Class A 108,567 7,569,291
Tyson Foods, Inc., Class A 22,538 1,336,954
31,820,789
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 11,460 1,287,646
Ground Transportation 0.8%
CSX Corp. 168,230 5,036,806
JB Hunt Transport Services,
Inc. 6,495 1,139,613
Norfolk Southern Corp. 18,111 3,839,532
Old Dominion Freight Line,
Inc.(a) 7,176 2,445,868
Union Pacific Corp. 48,719 9,805,186
22,267,005
Health Care Equipment & Supplies 2.8%
Abbott Laboratories 139,306 14,106,125
Align Technology, Inc.* 5,700 1,904,598
Baxter International, Inc. 40,571 1,645,560
Becton Dickinson & Co. 22,583 5,590,196
Boston Scientific Corp.* 113,487 5,677,755
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cooper Cos., Inc. (The) 4,033 1,505,761
Dentsply Sirona, Inc. 16,794 659,668
Dexcom, Inc.* 30,963 3,597,281
Edwards Lifesciences Corp.* 49,201 4,070,399
GE HealthCare Technologies,
Inc.*(a) 29,016 2,380,182
Hologic, Inc.* 19,456 1,570,099
IDEXX Laboratories, Inc.* 6,623 3,312,030
Insulet Corp.*(a) 5,547 1,769,271
Intuitive Surgical, Inc.* 27,912 7,130,679
Medtronic plc 105,808 8,530,241
ResMed, Inc. 11,726 2,567,877
STERIS plc(a) 8,069 1,543,438
Stryker Corp. 26,880 7,673,434
Teleflex, Inc. 3,594 910,396
Zimmer Biomet Holdings, Inc. 16,749 2,163,971
78,308,961
Health Care Providers & Services 3.0%
AmerisourceBergen Corp. 12,773 2,045,085
Cardinal Health, Inc. 20,629 1,557,489
Centene Corp.* 43,902 2,775,045
Cigna Group (The) 23,809 6,083,914
CVS Health Corp. 102,360 7,606,372
DaVita, Inc.*(a) 4,450 360,939
Elevance Health, Inc. 19,022 8,746,506
HCA Healthcare, Inc. 16,818 4,434,570
Henry Schein, Inc.* 10,876 886,829
Humana, Inc. 9,962 4,836,153
Laboratory Corp. of America
Holdings 7,115 1,632,323
McKesson Corp. 10,916 3,886,642
Molina Healthcare, Inc.* 4,605 1,231,791
Quest Diagnostics, Inc. 8,749 1,237,809
UnitedHealth Group, Inc. 74,479 35,198,031
Universal Health Services,
Inc., Class B 5,277 670,707
83,190,205
Health Care REITs 0.2%
Healthpeak Properties, Inc. 41,678 915,666
Ventas, Inc. 31,831 1,379,874
Welltower, Inc. 37,757 2,706,799
5,002,339
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc.(a) 55,189 910,067
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.* 3,099 8,219,819
Caesars Entertainment,
Inc.*(a) 17,288 843,827
Carnival Corp.*(a) 82,742 839,831
Chipotle Mexican Grill, Inc.* 2,179 3,722,364
Darden Restaurants, Inc. 9,472 1,469,675
Domino's Pizza, Inc. 2,875 948,376
Expedia Group, Inc.* 11,888 1,153,493
Hilton Worldwide Holdings,
Inc. 21,088 2,970,667
Las Vegas Sands Corp.* 26,419 1,517,772
Marriott International, Inc.,
Class A 21,276 3,532,667

NVIT S&P 500 Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 58,518 16,362,218
MGM Resorts International 24,658 1,095,308
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 440,851
Royal Caribbean Cruises
Ltd.*(a) 17,354 1,133,216
Starbucks Corp. 91,472 9,524,979
Wynn Resorts Ltd.* 8,098 906,247
Yum! Brands, Inc. 22,452 2,965,460
57,646,770
Household Durables 0.3%
DR Horton, Inc. 25,002 2,442,445
Garmin Ltd. 11,862 1,197,113
Lennar Corp., Class A(a) 20,229 2,126,270
Mohawk Industries, Inc.* 4,471 448,084
Newell Brands, Inc.(a) 29,961 372,715
NVR, Inc.* 243 1,354,042
PulteGroup, Inc. 18,201 1,060,754
Whirlpool Corp.(a) 4,470 590,130
9,591,553
Household Products 1.4%
Church & Dwight Co., Inc. 19,779 1,748,661
Clorox Co. (The) 10,019 1,585,406
Colgate-Palmolive Co. 66,106 4,967,866
Kimberly-Clark Corp. 27,228 3,654,542
Procter & Gamble Co. (The) 188,053 27,961,601
39,918,076
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 54,846 1,320,692
Industrial Conglomerates 0.8%
3M Co. 43,791 4,602,872
General Electric Co. 87,143 8,330,871
Honeywell International, Inc. 53,225 10,172,362
23,106,105
Industrial REITs 0.3%
Prologis, Inc. 73,530 9,174,338
Insurance 2.1%
Aflac, Inc. 45,208 2,916,820
Allstate Corp. (The) 20,891 2,314,932
American International Group,
Inc. 59,365 2,989,621
Aon plc, Class A 16,284 5,134,182
Arch Capital Group Ltd.* 29,978 2,034,607
Arthur J Gallagher & Co. 17,021 3,256,288
Assurant, Inc. 4,031 484,002
Brown & Brown, Inc. 19,318 1,109,240
Chubb Ltd. 33,146 6,436,290
Cincinnati Financial Corp. 12,556 1,407,276
Everest Re Group Ltd. 3,062 1,096,257
Globe Life, Inc. 7,116 782,902
Hartford Financial Services
Group, Inc. (The) 25,633 1,786,364
Lincoln National Corp. 12,306 276,516
Loews Corp. 15,839 918,979
Marsh & McLennan Cos., Inc. 39,363 6,555,908
MetLife, Inc. 52,220 3,025,627
Common Stocks
Shares Value ($)
Insurance
Principal Financial Group, Inc. 18,084 1,344,003
Progressive Corp. (The) 46,467 6,647,569
Prudential Financial, Inc. 29,245 2,419,731
Travelers Cos., Inc. (The) 18,344 3,144,345
W R Berkley Corp. 16,265 1,012,659
Willis Towers Watson plc 8,405 1,953,154
59,047,272
Interactive Media & Services 4.7%
Alphabet, Inc., Class A* 474,768 49,247,685
Alphabet, Inc., Class C* 413,880 43,043,520
Match Group, Inc.* 22,017 845,232
Meta Platforms, Inc., Class A* 177,421 37,602,607
130,739,044
IT Services 1.2%
Accenture plc, Class A 50,330 14,384,817
Akamai Technologies, Inc.*(a) 12,450 974,835
Cognizant Technology
Solutions Corp., Class A 40,742 2,482,410
DXC Technology Co.* 19,310 493,564
EPAM Systems, Inc.* 4,639 1,387,061
Gartner, Inc.* 6,393 2,082,648
International Business
Machines Corp. 72,043 9,444,117
VeriSign, Inc.* 7,137 1,508,262
32,757,714
Leisure Products 0.0%
†
Hasbro, Inc. 10,037 538,886
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc. 23,514 3,252,927
Bio-Rad Laboratories, Inc.,
Class A* 1,681 805,233
Bio-Techne Corp. 13,140 974,857
Charles River Laboratories
International, Inc.*(a) 3,999 807,078
Danaher Corp. 52,329 13,189,001
Illumina, Inc.* 12,496 2,905,945
IQVIA Holdings, Inc.* 14,789 2,941,384
Mettler-Toledo International,
Inc.* 1,763 2,697,760
PerkinElmer, Inc. 9,805 1,306,614
Thermo Fisher Scientific, Inc. 31,335 18,060,554
Waters Corp.* 4,702 1,455,880
West Pharmaceutical
Services, Inc. 5,972 2,069,119
50,466,352
Machinery 1.8%
Caterpillar, Inc. 41,579 9,514,938
Cummins, Inc. 11,255 2,688,594
Deere & Co. 21,555 8,899,628
Dover Corp. 11,158 1,695,347
Fortive Corp. 27,628 1,883,401
IDEX Corp. 5,921 1,367,929
Illinois Tool Works, Inc.(a) 22,269 5,421,388
Ingersoll Rand, Inc.(a) 32,953 1,917,206
Nordson Corp. 4,354 967,720
Otis Worldwide Corp. 33,411 2,819,888
PACCAR, Inc. 42,053 3,078,280
Parker-Hannifin Corp. 10,319 3,468,319

102 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Machinery
Pentair plc 12,775 706,074
Snap-on, Inc. 4,202 1,037,432
Stanley Black & Decker, Inc. 12,256 987,588
Westinghouse Air Brake
Technologies Corp. 14,500 1,465,370
Xylem, Inc.(a) 14,174 1,484,018
49,403,120
Media 0.8%
Charter Communications, Inc.,
Class A* 8,396 3,002,494
Comcast Corp., Class A 335,319 12,711,943
DISH Network Corp., Class A* 19,234 179,453
Fox Corp., Class A 24,537 835,485
Fox Corp., Class B 12,458 390,060
Interpublic Group of Cos., Inc.
(The)(a) 30,709 1,143,603
News Corp., Class A 30,655 529,412
News Corp., Class B(a) 9,114 158,857
Omnicom Group, Inc. 16,409 1,548,025
Paramount Global, Class B(a) 39,422 879,505
21,378,837
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 113,281 4,634,326
Newmont Corp. 62,777 3,077,329
Nucor Corp.(a) 20,349 3,143,310
Steel Dynamics, Inc. 13,257 1,498,836
12,353,801
Multi-Utilities 0.8%
Ameren Corp. 20,710 1,789,137
CenterPoint Energy, Inc. 49,346 1,453,733
CMS Energy Corp. 23,400 1,436,292
Consolidated Edison, Inc.(a) 28,480 2,724,682
Dominion Energy, Inc. 66,330 3,708,510
DTE Energy Co. 15,349 1,681,329
NiSource, Inc. 32,080 896,957
Public Service Enterprise
Group, Inc. 39,764 2,483,262
Sempra Energy 25,007 3,780,058
WEC Energy Group, Inc. 24,838 2,354,394
22,308,354
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 12,073 1,516,248
Boston Properties, Inc. 10,893 589,529
2,105,777
Oil, Gas & Consumable Fuels 4.2%
APA Corp. 25,361 914,518
Chevron Corp. 141,644 23,110,635
ConocoPhillips 97,557 9,678,630
Coterra Energy, Inc.(a) 62,751 1,539,909
Devon Energy Corp. 52,560 2,660,061
Diamondback Energy, Inc. 14,019 1,894,948
EOG Resources, Inc. 47,206 5,411,224
EQT Corp. 28,861 920,954
Exxon Mobil Corp. 328,256 35,996,553
Hess Corp. 21,958 2,905,922
Kinder Morgan, Inc. 156,594 2,741,961
Marathon Oil Corp. 50,475 1,209,381
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. 36,189 4,879,363
Occidental Petroleum Corp.(a) 57,956 3,618,193
ONEOK, Inc. 35,307 2,243,407
Phillips 66 37,141 3,765,354
Pioneer Natural Resources
Co. 18,941 3,868,510
Targa Resources Corp. 17,685 1,290,121
Valero Energy Corp. 30,731 4,290,048
Williams Cos., Inc. (The) 96,730 2,888,358
115,828,050
Passenger Airlines 0.2%
Alaska Air Group, Inc.* 9,760 409,530
American Airlines Group,
Inc.*(a) 49,866 735,523
Delta Air Lines, Inc.* 51,575 1,800,999
Southwest Airlines Co. 47,487 1,545,227
United Airlines Holdings, Inc.* 26,375 1,167,094
5,658,373
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 18,586 4,580,705
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co. 169,691 11,761,283
Catalent, Inc.* 14,088 925,723
Eli Lilly & Co. 63,010 21,638,894
Johnson & Johnson 208,380 32,298,900
Merck & Co., Inc. 202,570 21,551,422
Organon & Co. 19,612 461,274
Pfizer, Inc. 448,486 18,298,229
Viatris, Inc. 95,453 918,258
Zoetis, Inc. 37,173 6,187,074
114,041,057
Professional Services 0.8%
Automatic Data Processing,
Inc. 32,971 7,340,334
Broadridge Financial
Solutions, Inc. 9,563 1,401,649
CoStar Group, Inc.* 32,324 2,225,507
Equifax, Inc.(a) 9,691 1,965,723
Jacobs Solutions, Inc. 10,022 1,177,685
Leidos Holdings, Inc. 10,902 1,003,638
Paychex, Inc. 25,464 2,917,920
Robert Half International, Inc. 8,760 705,793
Verisk Analytics, Inc.(a) 12,687 2,434,128
21,172,377
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*(a) 25,641 1,866,921
Residential REITs 0.3%
AvalonBay Communities, Inc. 10,985 1,846,139
Camden Property Trust 8,878 930,769
Equity Residential 26,995 1,619,700
Essex Property Trust, Inc.(a) 5,368 1,122,663
Invitation Homes, Inc.(a) 45,272 1,413,845
Mid-America Apartment
Communities, Inc. 9,438 1,425,516
UDR, Inc. 24,803 1,018,411
9,377,043

NVIT S&P 500 Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Retail REITs 0.3%
Federal Realty Investment
Trust 6,116 604,444
Kimco Realty Corp. 51,548 1,006,732
Realty Income Corp. 49,943 3,162,391
Regency Centers Corp. 11,754 719,110
Simon Property Group, Inc. 26,170 2,930,255
8,422,932
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.* 128,641 12,608,104
Analog Devices, Inc. 40,403 7,968,280
Applied Materials, Inc. 67,204 8,254,667
Broadcom, Inc. 33,311 21,370,339
Enphase Energy, Inc.* 10,820 2,275,230
First Solar, Inc.* 7,880 1,713,900
Intel Corp. 328,823 10,742,647
KLA Corp. 11,039 4,406,438
Lam Research Corp. 10,847 5,750,212
Microchip Technology, Inc. 43,775 3,667,469
Micron Technology, Inc. 86,491 5,218,867
Monolithic Power Systems,
Inc. 3,551 1,777,418
NVIDIA Corp. 196,093 54,468,753
NXP Semiconductors NV 20,826 3,883,528
ON Semiconductor Corp.* 34,065 2,804,231
Qorvo, Inc.* 8,062 818,857
QUALCOMM, Inc. 88,744 11,321,959
Skyworks Solutions, Inc. 12,928 1,525,245
SolarEdge Technologies,
Inc.*(a) 4,443 1,350,450
Teradyne, Inc.(a) 12,154 1,306,677
Texas Instruments, Inc. 72,486 13,483,121
176,716,392
Software 9.3%
Adobe, Inc.* 36,492 14,062,922
ANSYS, Inc.* 7,036 2,341,581
Autodesk, Inc.* 17,289 3,598,878
Cadence Design Systems,
Inc.* 21,839 4,588,155
Ceridian HCM Holding, Inc.*(a) 12,072 883,912
Fair Isaac Corp.* 2,005 1,408,893
Fortinet, Inc.* 51,259 3,406,673
Gen Digital, Inc.(a) 45,482 780,471
Intuit, Inc. 22,455 10,011,113
Microsoft Corp. 593,364 171,066,841
Oracle Corp. 122,585 11,390,598
Paycom Software, Inc.* 3,785 1,150,678
PTC, Inc.* 8,172 1,047,896
Roper Technologies, Inc. 8,523 3,756,001
Salesforce, Inc.* 79,897 15,961,823
ServiceNow, Inc.* 16,122 7,492,216
Synopsys, Inc.* 12,207 4,714,954
Tyler Technologies, Inc.* 3,192 1,132,011
258,795,616
Specialized REITs 1.2%
American Tower Corp. 37,080 7,576,927
Crown Castle, Inc. 34,810 4,658,970
Digital Realty Trust, Inc. 23,206 2,281,382
Equinix, Inc. 7,355 5,303,249
Common Stocks
Shares Value ($)
Specialized REITs
Extra Space Storage, Inc.(a) 10,794 1,758,666
Iron Mountain, Inc. 23,713 1,254,655
Public Storage 12,600 3,806,964
SBA Communications Corp. 8,507 2,220,923
VICI Properties, Inc. 77,295 2,521,363
Weyerhaeuser Co. 59,614 1,796,170
33,179,269
Specialty Retail 2.1%
Advance Auto Parts, Inc. 4,654 565,973
AutoZone, Inc.* 1,496 3,677,392
Bath & Body Works, Inc. 19,150 700,507
Best Buy Co., Inc. 15,770 1,234,318
CarMax, Inc.*(a) 12,857 826,448
Home Depot, Inc. (The) 81,242 23,976,139
Lowe's Cos., Inc. 48,202 9,638,954
O'Reilly Automotive, Inc.* 4,974 4,222,827
Ross Stores, Inc. 27,225 2,889,389
TJX Cos., Inc. (The) 92,412 7,241,404
Tractor Supply Co.(a) 8,826 2,074,463
Ulta Beauty, Inc.* 4,010 2,188,137
59,235,951
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. 1,185,534 195,494,556
Hewlett Packard Enterprise
Co. 105,489 1,680,440
HP, Inc. 68,228 2,002,492
NetApp, Inc. 17,340 1,107,159
Seagate Technology Holdings
plc(a) 15,377 1,016,727
Western Digital Corp.* 25,419 957,534
202,258,908
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B 99,295 12,177,539
Ralph Lauren Corp.(a) 3,037 354,327
Tapestry, Inc. 19,167 826,289
VF Corp. 25,696 588,695
13,946,850
Tobacco 0.7%
Altria Group, Inc. 142,967 6,379,187
Philip Morris International, Inc. 123,795 12,039,064
18,418,251
Trading Companies & Distributors 0.3%
Fastenal Co. 45,211 2,438,681
United Rentals, Inc.(a) 5,569 2,203,987
WW Grainger, Inc. 3,571 2,459,741
7,102,409
Water Utilities 0.1%
American Water Works Co.,
Inc. 15,508 2,271,767
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*(a) 47,005 6,808,204
Total Common Stocks
(cost $932,572,963) 2,737,519,229

104 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Repurchase Agreements 0.2%
Principal
Amount ($) Value ($)
Bank of America NA,
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $500,201,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049; total
market value $510,000.(b) 500,000 500,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $3,983,247,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $4,061,284.
(b) 3,981,651 3,981,651
Total Repurchase Agreements
(cost $4,481,651) 4,481,651
Total Investments
(cost $937,054,614) — 98.9% 2,742,000,880
Other assets in excess of liabilities — 1.1% 29,695,402
NET ASSETS — 100.0%
$ 2,771,696,282
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $107,402,063, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,481,651 and by $103,801,486 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$108,283,137.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $4,481,651.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 150 6/2023 USD 31,033,125 1,178,152
Net contracts 1,178,152
As of March 31, 2023, the Fund had $1,707,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT S&P 500 Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 105
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

106 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,737,519,229 $ – $ – $ 2,737,519,229
Futures Contracts 1,178,152 – – 1,178,152
Repurchase Agreements – 4,481,651 – 4,481,651
Total $ 2,738,697,381 $ 4,481,651 $ – $ 2,743,179,032
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,178,152
Total $ 1,178,152
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 107
Common Stocks 102.6%
Shares Value ($)
Aerospace & Defense 1.1%
AAR Corp.* 5,306 289,442
Aerojet Rocketdyne Holdings,
Inc.*(a) 12,548 704,821
AeroVironment, Inc.*(a) 3,897 357,199
AerSale Corp.*(a) 3,789 65,247
Archer Aviation, Inc., Class A* 23,659 67,665
Astra Space, Inc.*(a) 20,358 8,652
Astronics Corp.* 4,125 55,110
Cadre Holdings, Inc.(a) 2,923 62,961
Ducommun, Inc.* 1,748 95,633
Kaman Corp. 4,178 95,509
Kratos Defense & Security
Solutions, Inc.* 19,722 265,853
Maxar Technologies, Inc. 11,576 591,071
Momentus, Inc.*(a) 7,713 4,512
Moog, Inc., Class A 4,516 454,987
National Presto Industries, Inc. 837 60,339
Park Aerospace Corp. 3,161 42,516
Parsons Corp.*(a) 5,406 241,864
Redwire Corp.*(a) 2,738 8,296
Rocket Lab USA, Inc.*(a) 33,303 134,544
Terran Orbital Corp.*(a) 8,019 14,755
Triumph Group, Inc.* 9,852 114,185
V2X, Inc.* 1,928 76,580
Virgin Galactic Holdings,
Inc.*(a) 38,235 154,852
3,966,593
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.* 9,289 193,490
Forward Air Corp.(a) 4,276 460,782
Hub Group, Inc., Class A* 5,050 423,897
Radiant Logistics, Inc.* 6,352 41,669
1,119,838
Automobile Components 1.5%
Adient plc* 14,947 612,229
American Axle &
Manufacturing Holdings,
Inc.* 17,494 136,628
Dana, Inc. 20,602 310,060
Dorman Products, Inc.*(a) 4,164 359,187
Fox Factory Holding Corp.* 6,698 812,936
Gentherm, Inc.* 5,245 316,903
Goodyear Tire & Rubber Co.
(The)*(a) 44,488 490,258
Holley, Inc.*(a) 7,275 19,933
LCI Industries(a) 3,902 428,713
Luminar Technologies, Inc.*(a) 39,280 254,927
Modine Manufacturing Co.* 7,899 182,072
Motorcar Parts of America,
Inc.* 2,974 22,127
Patrick Industries, Inc.(a) 3,471 238,840
Solid Power, Inc.*(a) 19,912 59,935
Standard Motor Products, Inc. 3,251 119,994
Stoneridge, Inc.* 4,154 77,680
Visteon Corp.*(a) 4,378 686,602
XPEL, Inc. Reg. S*(a) 3,392 230,486
5,359,510
Common Stocks
Shares Value ($)
Automobiles 0.2%
Canoo, Inc.*(a) 46,016 30,030
Cenntro Electric Group Ltd.*(a) 26,042 12,026
Faraday Future Intelligent
Electric, Inc.*(a) 83,093 29,423
Fisker, Inc.*(a) 28,007 171,963
Lordstown Motors Corp.*(a) 30,199 20,025
Mullen Automotive, Inc.*(a) 165,998 21,796
Winnebago Industries, Inc.(a) 4,665 269,170
Workhorse Group, Inc.*(a) 22,466 29,880
584,313
Banks 8.6%
1st Source Corp. 2,712 117,023
ACNB Corp.(a) 1,409 45,863
Amalgamated Financial Corp.
(a) 3,194 56,502
Amerant Bancorp, Inc. 4,373 95,156
American National
Bankshares, Inc. 1,705 54,048
Ameris Bancorp(a) 10,416 381,017
Arrow Financial Corp. 2,481 61,802
Associated Banc-Corp.(a) 24,761 445,203
Atlantic Union Bankshares
Corp.(a) 12,277 430,309
Axos Financial, Inc.* 9,020 333,018
Banc of California, Inc. 8,196 102,696
BancFirst Corp.(a) 3,149 261,682
Bancorp, Inc. (The)*(a) 8,280 230,598
Bank First Corp.(a) 1,259 92,637
Bank of Marin Bancorp 2,695 58,994
Bank of NT Butterfield & Son
Ltd. (The) 7,856 212,112
BankUnited, Inc. 10,264 231,761
Bankwell Financial Group, Inc. 1,249 31,050
Banner Corp. 4,634 251,951
Bar Harbor Bankshares 2,705 71,547
BayCom Corp. 2,187 37,354
BCB Bancorp, Inc. 2,398 31,486
Berkshire Hills Bancorp, Inc.(a) 5,986 150,009
Blue Foundry Bancorp*(a) 4,206 40,041
Blue Ridge Bankshares, Inc. 3,085 31,467
Bridgewater Bancshares, Inc.* 3,221 34,916
Brookline Bancorp, Inc. 11,891 124,855
Business First Bancshares,
Inc. 4,621 79,158
Byline Bancorp, Inc. 4,253 91,950
Cadence Bank 22,702 471,294
Cambridge Bancorp(a) 1,340 86,845
Camden National Corp. 2,628 95,107
Capital Bancorp, Inc. 1,596 26,557
Capital City Bank Group, Inc. 2,246 65,830
Capitol Federal Financial, Inc.
(a) 17,391 117,041
Capstar Financial Holdings,
Inc. 3,411 51,677
Carter Bankshares, Inc.* 3,935 55,090
Cathay General Bancorp(a) 11,844 408,855
Central Pacific Financial Corp. 3,687 65,997
Citizens & Northern Corp.(a) 2,884 61,660
City Holding Co.(a) 1,983 180,215

108 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Civista Bancshares, Inc. 2,448 41,322
CNB Financial Corp.(a) 3,629 69,677
Coastal Financial Corp.*(a) 1,665 59,957
Colony Bankcorp, Inc. 2,805 28,611
Columbia Financial, Inc.*(a) 5,612 102,587
Community Bank System, Inc.
(a) 6,992 367,010
Community Trust Bancorp, Inc. 2,860 108,537
ConnectOne Bancorp, Inc. 6,212 109,828
CrossFirst Bankshares,
Inc.*(a) 7,651 80,182
Customers Bancorp, Inc.* 4,424 81,932
CVB Financial Corp.(a) 19,618 327,228
Dime Community Bancshares,
Inc. 5,086 115,554
Eagle Bancorp, Inc. 4,031 134,918
Eastern Bankshares, Inc. 24,923 314,528
Enterprise Bancorp, Inc. 1,543 48,543
Enterprise Financial Services
Corp. 5,777 257,596
Equity Bancshares, Inc., Class
A 2,563 62,460
Esquire Financial Holdings,
Inc. 1,178 46,060
Farmers & Merchants
Bancorp, Inc.(a) 2,204 53,601
Farmers National Banc Corp.
(a) 6,063 76,636
FB Financial Corp. 5,978 185,796
Financial Institutions, Inc. 2,878 55,488
First Bancorp 30,075 486,514
First Bancorp, Inc. (The) 1,870 48,414
First Bancshares, Inc. (The)(a) 4,530 117,010
First Bank(a) 2,559 25,846
First Busey Corp. 8,737 177,711
First Business Financial
Services, Inc. 1,356 41,372
First Commonwealth Financial
Corp. 13,372 166,214
First Community Bankshares,
Inc. 2,950 73,897
First Financial Bancorp(a) 12,158 264,680
First Financial Bankshares,
Inc.(a) 20,528 654,843
First Financial Corp. 2,087 78,221
First Foundation, Inc. 8,267 61,589
First Guaranty Bancshares,
Inc.(a) 1,147 17,973
First Internet Bancorp 1,389 23,127
First Interstate BancSystem,
Inc., Class A(a) 14,353 428,581
First Merchants Corp. 9,686 319,154
First Mid Bancshares, Inc. 3,356 91,350
First of Long Island Corp.
(The)(a) 4,158 56,133
First Western Financial,
Inc.*(a) 1,380 27,324
Five Star Bancorp(a) 1,944 41,485
Flushing Financial Corp. 5,039 75,031
Common Stocks
Shares Value ($)
Banks
Fulton Financial Corp.(a) 27,367 378,212
FVCBankcorp, Inc.*(a) 2,595 27,637
German American Bancorp,
Inc. 5,375 179,364
Glacier Bancorp, Inc.(a) 17,638 740,972
Great Southern Bancorp, Inc. 1,693 85,801
Greene County Bancorp, Inc.
(a) 1,142 25,901
Guaranty Bancshares, Inc. 1,385 38,600
Hancock Whitney Corp. 13,379 486,996
Hanmi Financial Corp. 4,070 75,580
HarborOne Bancorp, Inc.(a) 7,494 91,427
HBT Financial, Inc. 2,232 44,015
Heartland Financial USA, Inc. 6,938 266,142
Heritage Commerce Corp. 10,262 85,482
Heritage Financial Corp. 4,633 99,146
Hilltop Holdings, Inc.(a) 8,235 244,332
Hingham Institution for
Savings(a) 263 61,395
Home Bancorp, Inc. 1,225 40,462
Home BancShares, Inc.(a) 30,753 667,648
HomeStreet, Inc. 2,442 43,932
HomeTrust Bancshares, Inc. 2,562 63,000
Hope Bancorp, Inc. 15,667 153,850
Horizon Bancorp, Inc. 6,461 71,459
Independent Bank Corp.(a) 9,175 446,216
Independent Bank Group, Inc. 5,511 255,435
International Bancshares Corp. 8,822 377,758
John Marshall Bancorp, Inc.(a) 1,893 40,889
Kearny Financial Corp.(a) 9,846 79,950
Lakeland Bancorp, Inc. 11,825 184,943
Lakeland Financial Corp. 3,861 241,853
Live Oak Bancshares, Inc.(a) 5,382 131,159
Luther Burbank Corp. 3,591 34,043
Macatawa Bank Corp. 4,967 50,763
Mercantile Bank Corp. 2,885 88,223
Metrocity Bankshares, Inc.(a) 3,036 51,885
Metropolitan Bank Holding
Corp.* 1,905 64,560
Mid Penn Bancorp, Inc. 2,416 61,874
Midland States Bancorp, Inc. 3,243 69,465
MidWestOne Financial Group,
Inc. 2,572 62,808
MVB Financial Corp. 1,727 35,645
National Bank Holdings Corp.,
Class A 4,610 154,251
NBT Bancorp, Inc. 5,629 189,754
Nicolet Bankshares, Inc.*(a) 1,945 122,632
Northeast Bank 1,125 37,868
Northfield Bancorp, Inc.(a) 6,407 75,474
Northwest Bancshares, Inc.(a) 15,982 192,263
OceanFirst Financial Corp. 9,870 182,398
OFG Bancorp 6,480 161,611
Old National Bancorp 46,827 675,245
Old Second Bancorp, Inc. 6,898 96,986
Origin Bancorp, Inc. 3,946 126,864
Orrstown Financial Services,
Inc. 1,796 35,669
Pacific Premier Bancorp, Inc. 12,560 301,691
Park National Corp.(a) 2,258 267,731

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Banks
Parke Bancorp, Inc.(a) 1,750 31,115
Pathward Financial, Inc. 3,706 153,762
PCB Bancorp(a) 2,423 35,109
Peapack-Gladstone Financial
Corp. 3,016 89,334
Peoples Bancorp, Inc.(a) 4,925 126,819
Peoples Financial Services
Corp. 1,212 52,540
Pioneer Bancorp, Inc.*(a) 2,248 22,165
Preferred Bank(a) 1,339 73,391
Premier Financial Corp. 5,970 123,758
Primis Financial Corp.(a) 4,294 41,351
Provident Bancorp, Inc. 2,573 17,599
Provident Financial Services,
Inc.(a) 9,911 190,093
QCR Holdings, Inc. 2,605 114,386
RBB Bancorp 2,743 42,517
Red River Bancshares, Inc. 824 39,643
Renasant Corp. 7,215 220,635
Republic Bancorp, Inc., Class
A 1,525 64,706
Republic First Bancorp,
Inc.*(a) 5,965 8,112
S&T Bancorp, Inc. 5,044 158,634
Sandy Spring Bancorp, Inc. 7,181 186,562
Seacoast Banking Corp. of
Florida(a) 11,355 269,114
ServisFirst Bancshares, Inc. 7,917 432,506
Shore Bancshares, Inc.(a) 3,322 47,438
Sierra Bancorp 2,835 48,819
Simmons First National Corp.,
Class A 16,157 282,586
SmartFinancial, Inc.(a) 2,695 62,362
South Plains Financial, Inc. 1,712 36,654
Southern First Bancshares,
Inc.* 1,282 39,357
Southern Missouri Bancorp,
Inc. 1,289 48,221
Southside Bancshares, Inc.(a) 4,157 138,012
SouthState Corp. 12,030 857,258
Stellar Bancorp, Inc.(a) 7,177 176,626
Sterling Bancorp, Inc.*(a) 3,556 20,127
Stock Yards Bancorp, Inc.(a) 4,590 253,093
Summit Financial Group, Inc. 2,118 43,949
Texas Capital Bancshares,
Inc.* 7,969 390,162
Third Coast Bancshares,
Inc.*(a) 2,127 33,415
Tompkins Financial Corp. 2,134 141,292
Towne Bank 11,698 311,752
TriCo Bancshares 5,077 211,152
Triumph Financial, Inc.*(a) 3,462 201,004
TrustCo Bank Corp. 2,520 80,489
Trustmark Corp. 8,118 200,515
UMB Financial Corp. 7,245 418,181
United Bankshares, Inc.(a) 20,432 719,206
United Community Banks, Inc.
(a) 16,377 460,521
Unity Bancorp, Inc. 1,254 28,604
Univest Financial Corp. 5,099 121,050
Common Stocks
Shares Value ($)
Banks
USCB Financial Holdings,
Inc.*(a) 1,525 15,082
Valley National Bancorp(a) 70,025 647,031
Veritex Holdings, Inc. 6,948 126,870
Washington Federal, Inc. 10,444 314,573
Washington Trust Bancorp,
Inc. 3,066 106,268
WesBanco, Inc. 9,273 284,681
West Bancorp, Inc. 2,985 54,536
Westamerica Bancorp 3,401 150,664
WSFS Financial Corp. 8,332 313,367
30,624,920
Beverages 0.6%
Celsius Holdings, Inc.*(a) 8,743 812,574
Coca-Cola Consolidated, Inc. 741 396,494
Duckhorn Portfolio, Inc.
(The)*(a) 6,836 108,692
MGP Ingredients, Inc.(a) 2,203 213,074
National Beverage Corp.*(a) 3,773 198,913
Primo Water Corp. 25,057 384,625
Vintage Wine Estates, Inc.*(a) 4,582 4,903
Vita Coco Co., Inc. (The)*(a) 4,335 85,053
2,204,328
Biotechnology 6.8%
2seventy bio, Inc.* 5,745 58,599
4D Molecular Therapeutics,
Inc.*(a) 4,718 81,102
Aadi Bioscience, Inc.*(a) 2,049 14,835
Absci Corp.*(a) 7,740 13,545
ACADIA Pharmaceuticals,
Inc.* 19,125 359,932
Acrivon Therapeutics, Inc.* 1,227 15,571
Adicet Bio, Inc.*(a) 4,802 27,659
ADMA Biologics, Inc.* 32,188 106,542
Aerovate Therapeutics,
Inc.*(a) 1,299 26,201
Affimed NV*(a) 20,119 15,001
Agenus, Inc.*(a) 46,385 70,505
Agios Pharmaceuticals, Inc.* 8,571 196,876
Akero Therapeutics, Inc.* 5,460 208,900
Alector, Inc.*(a) 9,326 57,728
Alkermes plc* 25,745 725,752
Allogene Therapeutics, Inc.*(a) 13,098 64,704
Allovir, Inc.* 4,329 17,056
Alpine Immune Sciences,
Inc.*(a) 3,399 26,240
ALX Oncology Holdings, Inc.* 3,622 16,371
Amicus Therapeutics, Inc.* 43,292 480,108
AnaptysBio, Inc.*(a) 3,090 67,238
Anavex Life Sciences
Corp.*(a) 11,243 96,352
Anika Therapeutics, Inc.* 2,268 65,137
Apellis Pharmaceuticals,
Inc.*(a) 14,781 974,955
Arbutus Biopharma Corp.* 18,865 57,161
Arcellx, Inc.*(a) 4,780 147,272
Arcturus Therapeutics
Holdings, Inc.*(a) 3,511 84,159
Arcus Biosciences, Inc.*(a) 8,278 150,991

110 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Arcutis Biotherapeutics,
Inc.*(a) 6,581 72,391
Arrowhead Pharmaceuticals,
Inc.* 16,105 409,067
Atara Biotherapeutics, Inc.* 14,299 41,467
Aura Biosciences, Inc.*(a) 3,613 33,529
Aurinia Pharmaceuticals,
Inc.*(a) 21,146 231,760
Avid Bioservices, Inc.*(a) 9,620 180,471
Avidity Biosciences, Inc.* 10,179 156,248
Beam Therapeutics, Inc.*(a) 10,011 306,537
BioCryst Pharmaceuticals,
Inc.*(a) 29,655 247,323
Biohaven Ltd.*(a) 10,171 138,936
Bioxcel Therapeutics, Inc.*(a) 3,017 56,297
Bluebird Bio, Inc.*(a) 16,404 52,165
Blueprint Medicines Corp.*(a) 9,359 421,061
Bridgebio Pharma, Inc.*(a) 16,696 276,820
C4 Therapeutics, Inc.* 6,640 20,850
CareDx, Inc.*(a) 7,967 72,818
Caribou Biosciences, Inc.*(a) 8,236 43,733
Catalyst Pharmaceuticals,
Inc.*(a) 15,570 258,151
Celldex Therapeutics, Inc.*(a) 7,192 258,768
Celularity, Inc., Class A* 8,492 5,262
Century Therapeutics, Inc.*(a) 3,114 10,806
Cerevel Therapeutics
Holdings, Inc.*(a) 9,056 220,876
Chimerix, Inc.* 13,749 17,324
Chinook Therapeutics, Inc.* 7,978 184,691
Cogent Biosciences, Inc.*(a) 10,024 108,159
Coherus Biosciences, Inc.*(a) 11,117 76,040
Crinetics Pharmaceuticals,
Inc.*(a) 8,228 132,142
CTI BioPharma Corp.*(a) 15,892 66,746
Cullinan Oncology, Inc.*(a) 3,849 39,375
Cytokinetics, Inc.*(a) 12,872 452,966
Day One Biopharmaceuticals,
Inc.*(a) 4,385 58,627
Deciphera Pharmaceuticals,
Inc.* 8,065 124,604
Denali Therapeutics, Inc.* 17,148 395,090
Design Therapeutics, Inc.*(a) 5,087 29,352
Dynavax Technologies
Corp.*(a) 18,688 183,329
Dyne Therapeutics, Inc.* 4,817 55,492
Eagle Pharmaceuticals, Inc.* 1,718 48,740
Editas Medicine, Inc.*(a) 11,149 80,830
Eiger BioPharmaceuticals,
Inc.*(a) 5,797 5,199
Emergent BioSolutions, Inc.* 8,008 82,963
Enanta Pharmaceuticals, Inc.* 3,088 124,879
Enochian Biosciences, Inc.* 2,796 2,559
EQRx, Inc.*(a) 31,824 61,739
Erasca, Inc.*(a) 12,583 37,875
Fate Therapeutics, Inc.* 12,709 72,441
FibroGen, Inc.* 13,908 259,523
Foghorn Therapeutics, Inc.*(a) 3,074 19,059
Gelesis Holdings, Inc.*(a) 3,276 533
Generation Bio Co.*(a) 8,271 35,565
Common Stocks
Shares Value ($)
Biotechnology
Geron Corp.*(a) 66,538 144,387
Gossamer Bio, Inc.*(a) 10,149 12,788
GreenLight Biosciences
Holdings PBC*(a) 16,160 6,988
Halozyme Therapeutics,
Inc.*(a) 21,027 803,021
Heron Therapeutics, Inc.*(a) 16,678 25,184
HilleVax, Inc.*(a) 2,598 42,945
Humacyte, Inc.*(a) 8,759 27,065
Icosavax, Inc.*(a) 3,666 21,263
Ideaya Biosciences, Inc.* 6,746 92,623
IGM Biosciences, Inc.*(a) 1,799 24,718
ImmunityBio, Inc.*(a) 12,164 22,138
ImmunoGen, Inc.* 33,969 130,441
Immunovant, Inc.*(a) 7,242 112,323
Inhibrx, Inc.*(a) 4,985 94,067
Inovio Pharmaceuticals,
Inc.*(a) 37,587 30,821
Insmed, Inc.*(a) 21,392 364,734
Instil Bio, Inc.* 9,845 6,506
Intellia Therapeutics, Inc.*(a) 13,167 490,734
Intercept Pharmaceuticals,
Inc.* 3,814 51,222
Invivyd, Inc.*(a) 7,781 9,337
Iovance Biotherapeutics, Inc.* 24,408 149,133
Ironwood Pharmaceuticals,
Inc.*(a) 21,937 230,777
iTeos Therapeutics, Inc.*(a) 3,621 49,282
IVERIC bio, Inc.*(a) 21,492 522,900
Janux Therapeutics, Inc.* 2,457 29,730
Jounce Therapeutics, Inc.*(a) 6,488 12,003
KalVista Pharmaceuticals,
Inc.*(a) 3,916 30,780
Karuna Therapeutics, Inc.*(a) 5,112 928,544
Karyopharm Therapeutics,
Inc.* 12,005 46,699
Keros Therapeutics, Inc.* 3,056 130,491
Kezar Life Sciences, Inc.*(a) 8,894 27,838
Kiniksa Pharmaceuticals Ltd.,
Class A* 5,012 53,929
Kinnate Biopharma, Inc.*(a) 4,134 25,837
Kodiak Sciences, Inc.* 5,383 33,375
Kronos Bio, Inc.*(a) 6,987 10,201
Krystal Biotech, Inc.*(a) 3,409 272,925
Kura Oncology, Inc.*(a) 10,131 123,902
Kymera Therapeutics, Inc.*(a) 5,917 175,321
Lexicon Pharmaceuticals, Inc.* 12,745 30,970
Lyell Immunopharma, Inc.*(a) 25,780 60,841
MacroGenics, Inc.* 9,907 71,033
Madrigal Pharmaceuticals,
Inc.* 2,017 488,638
MannKind Corp.*(a) 40,318 165,304
MeiraGTx Holdings plc* 4,544 23,492
Mersana Therapeutics, Inc.* 14,867 61,103
MiMedx Group, Inc.*(a) 17,207 58,676
Mineralys Therapeutics, Inc.* 1,802 28,219
Mirum Pharmaceuticals,
Inc.*(a) 2,849 68,433
Monte Rosa Therapeutics,
Inc.*(a) 4,852 37,797

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Biotechnology
Morphic Holding, Inc.*(a) 4,063 152,931
Myriad Genetics, Inc.*(a) 12,446 289,121
Nkarta, Inc.*(a) 4,587 16,284
Nurix Therapeutics, Inc.* 7,332 65,108
Nuvalent, Inc., Class A*(a) 3,069 80,070
Ocugen, Inc.* 36,113 30,808
Organogenesis Holdings, Inc.* 10,831 23,070
Outlook Therapeutics, Inc.*(a) 24,730 26,956
Pardes Biosciences, Inc.* 4,009 5,292
PepGen, Inc.* 2,255 27,579
PMV Pharmaceuticals, Inc.* 5,949 28,377
Point Biopharma Global,
Inc.*(a) 13,911 101,133
Praxis Precision Medicines,
Inc.*(a) 7,741 6,262
Precigen, Inc.*(a) 20,259 21,475
Prime Medicine, Inc.*(a) 1,589 19,545
Prometheus Biosciences, Inc.* 5,509 591,226
Protagonist Therapeutics, Inc.* 7,247 166,681
Prothena Corp. plc* 6,097 295,522
PTC Therapeutics, Inc.* 11,087 537,054
Rallybio Corp.*(a) 3,445 19,671
RAPT Therapeutics, Inc.*(a) 4,629 84,942
Recursion Pharmaceuticals,
Inc., Class A*(a) 21,265 141,838
REGENXBIO, Inc.* 6,273 118,622
Relay Therapeutics, Inc.*(a) 13,424 221,093
Replimune Group, Inc.* 7,303 128,971
REVOLUTION Medicines,
Inc.* 13,860 300,208
Rigel Pharmaceuticals, Inc.* 25,206 33,272
Rocket Pharmaceuticals,
Inc.*(a) 8,600 147,318
Sage Therapeutics, Inc.*(a) 8,258 346,506
Sana Biotechnology, Inc.*(a) 14,262 46,637
Sangamo Therapeutics, Inc.* 20,702 36,436
Seres Therapeutics, Inc.*(a) 11,456 64,955
SpringWorks Therapeutics,
Inc.*(a) 5,571 143,398
Stoke Therapeutics, Inc.*(a) 3,399 28,314
Sutro Biopharma, Inc.* 8,373 38,683
Syndax Pharmaceuticals, Inc.* 9,660 204,019
Talaris Therapeutics, Inc.* 3,651 6,864
Tango Therapeutics, Inc.*(a) 7,537 29,771
Tenaya Therapeutics, Inc.*(a) 6,660 18,981
TG Therapeutics, Inc.*(a) 21,213 319,044
Travere Therapeutics, Inc.* 9,681 217,726
Twist Bioscience Corp.*(a) 8,983 135,464
Tyra Biosciences, Inc.*(a) 2,120 34,068
Vanda Pharmaceuticals, Inc.* 8,969 60,899
Vaxart, Inc.*(a) 19,106 14,457
Vaxcyte, Inc.*(a) 11,259 421,987
VBI Vaccines, Inc.*(a) 24,837 7,526
Vera Therapeutics, Inc.*(a) 3,234 25,096
Veracyte, Inc.*(a) 11,288 251,722
Vericel Corp.*(a) 7,378 216,323
Verve Therapeutics, Inc.*(a) 7,211 103,983
Vir Biotechnology, Inc.* 11,594 269,792
Viridian Therapeutics, Inc.* 5,995 152,513
Common Stocks
Shares Value ($)
Biotechnology
VistaGen Therapeutics,
Inc.*(a) 31,574 3,937
Xencor, Inc.*(a) 9,216 257,034
Y-mAbs Therapeutics, Inc.* 5,203 26,067
Zentalis Pharmaceuticals, Inc.* 7,511 129,189
24,250,968
Broadline Retail 0.1%
1stdibs.com, Inc.* 3,895 15,463
Big Lots, Inc.(a) 4,390 48,114
ContextLogic, Inc., Class A*(a) 99,991 44,576
Dillard's, Inc., Class A(a) 643 197,838
Groupon, Inc.*(a) 3,780 15,914
Qurate Retail, Inc., Series A* 54,204 53,543
375,448
Building Products 1.5%
AAON, Inc. 6,939 670,932
American Woodmark Corp.* 2,566 133,612
Apogee Enterprises, Inc. 3,475 150,294
AZZ, Inc. 3,887 160,300
Caesarstone Ltd. 4,132 17,065
CSW Industrials, Inc. 2,306 320,373
Gibraltar Industries, Inc.* 4,995 242,257
Griffon Corp. 6,825 218,468
Insteel Industries, Inc. 2,861 79,593
Janus International Group,
Inc.* 13,022 128,397
JELD-WEN Holding, Inc.* 13,257 167,834
Masonite International Corp.* 3,475 315,426
PGT Innovations, Inc.* 9,281 233,046
Quanex Building Products
Corp.(a) 5,079 109,351
Resideo Technologies, Inc.* 22,834 417,405
Simpson Manufacturing Co.,
Inc. 6,735 738,425
UFP Industries, Inc. 9,389 746,144
View, Inc.*(a) 15,069 7,534
Zurn Elkay Water Solutions
Corp. 19,507 416,669
5,273,125
Capital Markets 1.7%
Artisan Partners Asset
Management, Inc., Class
A(a) 9,688 309,822
AssetMark Financial Holdings,
Inc.*(a) 3,501 110,106
Associated Capital Group,
Inc., Class A(a) 224 8,277
Avantax, Inc.* 7,485 197,005
B. Riley Financial, Inc.(a) 3,200 90,848
Bakkt Holdings, Inc.*(a) 8,042 13,832
BGC Partners, Inc., Class A 49,322 257,954
Brightsphere Investment
Group, Inc. 5,181 122,168
Cohen & Steers, Inc. 4,049 258,974
Diamond Hill Investment
Group, Inc. 447 73,567
Donnelley Financial Solutions,
Inc.* 4,098 167,444

112 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
Federated Hermes, Inc., Class
B 13,465 540,485
Focus Financial Partners, Inc.,
Class A* 9,119 473,003
GCM Grosvenor, Inc., Class A 6,386 49,875
Hamilton Lane, Inc., Class A 5,637 417,025
Houlihan Lokey, Inc.(a) 7,979 698,083
MarketWise, Inc.*(a) 2,408 4,455
Moelis & Co., Class A(a) 10,137 389,666
Open Lending Corp., Class A* 16,792 118,216
Oppenheimer Holdings, Inc.,
Class A 1,233 48,272
Perella Weinberg Partners(a) 5,841 53,153
Piper Sandler Cos. 2,717 376,603
PJT Partners, Inc., Class A 3,788 273,456
Sculptor Capital Management,
Inc.(a) 3,968 34,165
Silvercrest Asset Management
Group, Inc., Class A 1,403 25,507
Star Holdings* 2,232 38,811
StepStone Group, Inc., Class
A 8,575 208,115
StoneX Group, Inc.* 2,817 291,644
Value Line, Inc. 128 6,186
Victory Capital Holdings, Inc.,
Class A 2,564 75,048
Virtus Investment Partners,
Inc. 1,081 205,812
WisdomTree, Inc.(a) 20,624 120,857
6,058,434
Chemicals 2.2%
AdvanSix, Inc. 4,179 159,930
American Vanguard Corp. 4,287 93,800
Amyris, Inc.*(a) 31,609 42,988
Aspen Aerogels, Inc.* 7,835 58,371
Avient Corp. 14,299 588,547
Balchem Corp. 5,044 637,965
Cabot Corp. 8,802 674,585
Chase Corp.(a) 1,194 125,048
Danimer Scientific, Inc.*(a) 13,402 46,237
Diversey Holdings Ltd.* 12,443 100,664
Ecovyst, Inc.* 13,161 145,429
FutureFuel Corp. 4,513 33,306
Hawkins, Inc. 3,087 135,149
HB Fuller Co. 8,457 578,882
Ingevity Corp.*(a) 5,901 422,039
Innospec, Inc.(a) 3,892 399,592
Intrepid Potash, Inc.*(a) 1,684 46,478
Koppers Holdings, Inc. 3,268 114,282
Kronos Worldwide, Inc.(a) 3,399 31,305
Livent Corp.*(a) 25,484 553,512
LSB Industries, Inc.* 11,740 121,274
Mativ Holdings, Inc.(a) 8,479 182,044
Minerals Technologies, Inc. 5,150 311,163
Origin Materials, Inc.*(a) 16,210 69,217
Orion Engineered Carbons SA 9,543 248,977
Perimeter Solutions SA*(a) 17,939 144,947
PureCycle Technologies,
Inc.*(a) 17,202 120,414
Common Stocks
Shares Value ($)
Chemicals
Quaker Chemical Corp.(a) 2,144 424,405
Rayonier Advanced Materials,
Inc.* 9,740 61,070
Sensient Technologies Corp. 6,581 503,841
Stepan Co. 3,388 349,066
Trinseo plc(a) 5,631 117,406
Tronox Holdings plc 18,508 266,145
Valhi, Inc. 328 5,710
7,913,788
Commercial Services & Supplies 1.6%
ABM Industries, Inc. 10,465 470,297
ACCO Brands Corp. 14,310 76,129
ACV Auctions, Inc., Class
A*(a) 18,643 240,681
Aris Water Solutions, Inc.,
Class A(a) 3,283 25,575
Brady Corp., Class A 7,130 383,095
BrightView Holdings, Inc.* 7,276 40,891
Brink's Co. (The) 7,133 476,485
Casella Waste Systems, Inc.,
Class A* 7,902 653,179
Cimpress plc* 2,821 123,616
CompX International, Inc. 302 5,460
CoreCivic, Inc.* 17,956 165,195
Deluxe Corp. 6,982 111,712
Ennis, Inc. 4,150 87,524
GEO Group, Inc. (The)*(a) 19,111 150,786
Harsco Corp.* 12,252 83,681
Healthcare Services Group,
Inc. 11,977 166,121
Heritage-Crystal Clean, Inc.* 2,525 89,915
HNI Corp. 6,674 185,804
Interface, Inc. 8,811 71,545
KAR Auction Services, Inc.* 17,171 234,899
Kimball International, Inc.,
Class B 5,672 70,333
Li-Cycle Holdings Corp.*(a) 20,899 117,662
Liquidity Services, Inc.* 4,025 53,009
Matthews International Corp.,
Class A 4,766 171,862
MillerKnoll, Inc.(a) 11,968 244,746
Montrose Environmental
Group, Inc.*(a) 4,264 152,097
NL Industries, Inc. 1,817 11,011
Pitney Bowes, Inc.(a) 17,361 67,534
Quad/Graphics, Inc.* 4,927 21,137
SP Plus Corp.* 3,169 108,665
Steelcase, Inc., Class A 13,704 115,388
UniFirst Corp.(a) 2,357 415,374
Viad Corp.* 3,118 64,979
VSE Corp.(a) 1,721 77,273
5,533,660
Communications Equipment 0.8%
ADTRAN Holdings, Inc. 12,188 193,302
Aviat Networks, Inc.*(a) 1,212 41,766
Calix, Inc.* 9,060 485,525
Cambium Networks Corp.* 1,855 32,871
Casa Systems, Inc.* 5,848 7,427
Clearfield, Inc.*(a) 1,992 92,787

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Communications Equipment
CommScope Holding Co.,
Inc.* 33,067 210,637
Comtech Telecommunications
Corp. 3,842 47,948
Digi International, Inc.* 5,586 188,136
DZS, Inc.* 3,418 26,968
Extreme Networks, Inc.* 20,004 382,476
Harmonic, Inc.*(a) 14,492 211,438
Infinera Corp.*(a) 31,000 240,560
Inseego Corp.*(a) 12,527 7,296
NETGEAR, Inc.* 4,352 80,556
NetScout Systems, Inc.*(a) 10,842 310,623
Ondas Holdings, Inc.*(a) 4,836 5,223
Ribbon Communications, Inc.* 11,604 39,686
Viavi Solutions, Inc.*(a) 35,152 380,696
2,985,921
Construction & Engineering 1.7%
Ameresco, Inc., Class A*(a) 5,115 251,760
API Group Corp.* 32,701 735,119
Arcosa, Inc. 7,708 486,452
Argan, Inc. 1,982 80,212
Comfort Systems USA, Inc. 5,597 816,938
Concrete Pumping Holdings,
Inc.* 3,626 24,657
Construction Partners, Inc.,
Class A*(a) 6,272 168,968
Dycom Industries, Inc.*(a) 4,531 424,328
EMCOR Group, Inc. 7,437 1,209,182
Fluor Corp.*(a) 22,340 690,529
Granite Construction, Inc.(a) 6,929 284,643
Great Lakes Dredge & Dock
Corp.*(a) 9,726 52,812
IES Holdings, Inc.* 1,375 59,249
MYR Group, Inc.* 2,586 325,862
Northwest Pipe Co.* 1,527 47,688
Primoris Services Corp. 8,423 207,711
Sterling Infrastructure, Inc.* 4,624 175,157
Tutor Perini Corp.* 6,248 38,550
6,079,817
Construction Materials 0.2%
Summit Materials, Inc., Class
A* 18,858 537,277
United States Lime & Minerals,
Inc. 328 50,082
587,359
Consumer Finance 0.7%
Atlanticus Holdings Corp.*(a) 709 19,235
Bread Financial Holdings, Inc. 4,254 128,981
Consumer Portfolio Services,
Inc.* 1,819 19,445
Curo Group Holdings Corp.(a) 2,810 4,861
Encore Capital Group, Inc.*(a) 3,644 183,840
Enova International, Inc.* 4,884 216,996
EZCORP, Inc., Class A*(a) 7,520 64,672
FirstCash Holdings, Inc. 5,909 563,541
Green Dot Corp., Class A* 6,983 119,968
LendingClub Corp.* 17,146 123,623
LendingTree, Inc.* 1,694 45,162
Common Stocks
Shares Value ($)
Consumer Finance
Moneylion, Inc.*(a) 20,448 11,610
Navient Corp. 16,237 259,630
Nelnet, Inc., Class A 2,351 216,034
NerdWallet, Inc., Class A*(a) 4,155 67,228
Oportun Financial Corp.* 3,935 15,189
OppFi, Inc.*(a) 1,958 4,014
PRA Group, Inc.* 6,193 241,279
PROG Holdings, Inc.*(a) 7,869 187,204
Regional Management Corp. 1,214 31,673
Sunlight Financial Holdings,
Inc.*(a) 3,439 1,074
World Acceptance Corp.*(a) 599 49,891
2,575,150
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The) 5,119 211,517
Chefs' Warehouse, Inc.
(The)*(a) 5,490 186,934
Fresh Market, Inc. (The)
Escrow*∞(a) 11,992 0
HF Foods Group, Inc.* 6,626 25,974
Ingles Markets, Inc., Class A 2,284 202,591
Natural Grocers by Vitamin
Cottage, Inc. 1,204 14,147
PriceSmart, Inc. 4,110 293,783
Rite Aid Corp.*(a) 8,973 20,099
SpartanNash Co. 5,466 135,557
Sprouts Farmers Market, Inc.* 16,651 583,285
United Natural Foods, Inc.*(a) 9,404 247,795
Village Super Market, Inc.,
Class A 1,437 32,879
Weis Markets, Inc. 2,575 218,025
2,172,586
Containers & Packaging 0.4%
Cryptyde, Inc.* 2,596 216
Greif, Inc., Class A 3,887 246,319
Greif, Inc., Class B(a) 866 66,266
Myers Industries, Inc. 5,892 126,266
O-I Glass, Inc.* 24,284 551,490
Pactiv Evergreen, Inc. 7,212 57,696
Ranpak Holdings Corp.* 6,398 33,397
TriMas Corp. 6,609 184,127
1,265,777
Distributors 0.0%
†
Funko, Inc., Class A*(a) 5,186 48,904
Weyco Group, Inc. 835 21,125
70,029
Diversified Consumer Services 1.0%
2U, Inc.* 11,850 81,172
Adtalem Global Education,
Inc.* 7,109 274,550
American Public Education,
Inc.* 2,939 15,929
Beachbody Co., Inc. (The)*(a) 14,808 7,140
Carriage Services, Inc. 2,149 65,587
Chegg, Inc.* 19,539 318,486
Coursera, Inc.* 17,811 205,183
Duolingo, Inc.*(a) 3,786 539,846

114 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Consumer Services
European Wax Center, Inc.,
Class A(a) 3,968 75,392
Frontdoor, Inc.* 12,976 361,771
Graham Holdings Co., Class B 576 343,204
Laureate Education, Inc.,
Class A 21,030 247,313
Nerdy, Inc.* 9,850 41,173
OneSpaWorld Holdings Ltd.* 10,100 121,099
Perdoceo Education Corp.* 10,549 141,673
Rover Group, Inc.*(a) 14,676 66,482
Strategic Education, Inc. 3,551 318,986
Stride, Inc.*(a) 6,615 259,639
Udemy, Inc.*(a) 11,147 98,428
Universal Technical Institute,
Inc.* 5,689 41,985
WW International, Inc.* 9,139 37,653
3,662,691
Diversified REITs 0.6%
Alexander & Baldwin, Inc.(a) 11,400 215,574
American Assets Trust, Inc. 7,741 143,905
Armada Hoffler Properties, Inc.
(a) 10,501 124,017
Broadstone Net Lease, Inc. 27,229 463,165
CTO Realty Growth, Inc. 3,730 64,380
Empire State Realty Trust,
Inc., Class A(a) 20,410 132,461
Essential Properties Realty
Trust, Inc.(a) 22,169 550,900
Gladstone Commercial Corp.
(a) 5,931 74,908
Global Net Lease, Inc.(a) 16,328 209,978
iStar, Inc.(a) 6,561 192,694
One Liberty Properties, Inc.(a) 2,720 62,370
2,234,352
Diversified Telecommunication Services 0.8%
Anterix, Inc.* 2,787 92,083
ATN International, Inc. 1,691 69,196
Bandwidth, Inc., Class A* 3,477 52,850
Charge Enterprises, Inc.*(a) 19,693 21,662
Cogent Communications
Holdings, Inc.(a) 6,770 431,384
Consolidated Communications
Holdings, Inc.* 10,977 28,321
EchoStar Corp., Class A* 5,528 101,107
Globalstar, Inc.*(a) 105,559 122,449
IDT Corp., Class B* 2,512 85,609
Iridium Communications, Inc. 19,682 1,218,906
Liberty Latin America Ltd.,
Class A* 6,574 54,630
Liberty Latin America Ltd.,
Class C* 23,428 193,515
Ooma, Inc.* 3,428 42,884
Radius Global Infrastructure,
Inc.* 12,053 176,818
2,691,414
Electric Utilities 0.8%
ALLETE, Inc. 9,003 579,523
MGE Energy, Inc. 5,773 448,389
Common Stocks
Shares Value ($)
Electric Utilities
Otter Tail Corp.(a) 6,507 470,261
PNM Resources, Inc. 13,462 655,330
Portland General Electric Co. 14,279 698,100
Via Renewables, Inc.(a) 531 9,760
2,861,363
Electrical Equipment 1.6%
Allied Motion Technologies,
Inc. 2,047 79,117
Array Technologies, Inc.*(a) 23,947 523,960
Atkore, Inc.* 6,202 871,257
Babcock & Wilcox Enterprises,
Inc.* 9,940 60,236
Blink Charging Co.*(a) 6,720 58,128
Bloom Energy Corp., Class
A*(a) 28,163 561,289
Encore Wire Corp.(a) 2,786 516,329
Energy Vault Holdings, Inc.*(a) 13,992 29,943
EnerSys 6,452 560,550
Enovix Corp.*(a) 17,259 257,332
ESS Tech, Inc.*(a) 11,413 15,864
Fluence Energy, Inc.*(a) 5,839 118,240
FTC Solar, Inc.*(a) 6,929 15,590
FuelCell Energy, Inc.*(a) 64,735 184,495
GrafTech International Ltd. 30,135 146,456
Heliogen, Inc.*(a) 17,927 4,306
NEXTracker, Inc., Class A*(a) 4,991 180,974
NuScale Power Corp.*(a) 5,061 46,004
Powell Industries, Inc. 1,410 60,052
Preformed Line Products Co. 412 52,752
Shoals Technologies Group,
Inc., Class A*(a) 25,795 587,868
Stem, Inc.*(a) 22,647 128,409
SunPower Corp.*(a) 12,797 177,110
Thermon Group Holdings, Inc.* 5,192 129,385
TPI Composites, Inc.*(a) 5,952 77,674
Vicor Corp.* 3,527 165,557
5,608,877
Electronic Equipment, Instruments & Components 2.6%
908 Devices, Inc.*(a) 3,121 26,841
Advanced Energy Industries,
Inc.(a) 5,955 583,590
Aeva Technologies, Inc.*(a) 15,552 18,507
AEye, Inc.*(a) 15,507 4,882
Akoustis Technologies, Inc.*(a) 9,480 29,198
Arlo Technologies, Inc.* 13,059 79,137
Badger Meter, Inc. 4,639 565,123
Belden, Inc. 6,687 580,231
Benchmark Electronics, Inc. 5,494 130,153
Cepton, Inc.* 4,938 2,293
CTS Corp. 4,990 246,805
ePlus, Inc.* 4,164 204,203
Evolv Technologies Holdings,
Inc.*(a) 14,327 44,700
Fabrinet* 5,755 683,464
FARO Technologies, Inc.* 3,079 75,774
Focus Universal, Inc.*(a) 3,756 9,390
Identiv, Inc.* 3,042 18,678
Insight Enterprises, Inc.*(a) 4,941 706,365
Itron, Inc.*(a) 7,137 395,747

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Kimball Electronics, Inc.* 3,649 87,941
Knowles Corp.*(a) 14,176 240,992
Lightwave Logic, Inc.*(a) 17,171 89,804
Methode Electronics, Inc.(a) 5,645 247,703
MicroVision, Inc.*(a) 24,966 66,659
Mirion Technologies, Inc.* 21,435 183,055
Napco Security Technologies,
Inc.* 5,013 188,389
nLight, Inc.* 7,256 73,866
Novanta, Inc.* 5,591 889,472
OSI Systems, Inc.*(a) 2,529 258,868
Ouster, Inc.*(a) 44,112 36,908
PAR Technology Corp.*(a) 4,212 143,039
PC Connection, Inc. 1,879 84,480
Plexus Corp.* 4,309 420,429
Rogers Corp.* 2,952 482,445
Sanmina Corp.* 9,046 551,716
ScanSource, Inc.* 3,827 116,494
SmartRent, Inc.*(a) 19,352 49,348
TTM Technologies, Inc.* 15,834 213,601
Vishay Intertechnology, Inc. 20,491 463,506
Vishay Precision Group, Inc.* 1,897 79,219
9,373,015
Energy Equipment & Services 2.1%
Archrock, Inc. 21,343 208,521
Borr Drilling Ltd.*(a) 31,958 242,242
Bristow Group, Inc.* 3,589 80,394
Cactus, Inc., Class A 9,909 408,548
ChampionX Corp.(a) 31,604 857,416
Diamond Offshore Drilling,
Inc.* 15,773 189,907
DMC Global, Inc.* 2,871 63,076
Dril-Quip, Inc.*(a) 5,354 153,606
Expro Group Holdings NV* 13,886 254,947
Helix Energy Solutions Group,
Inc.*(a) 22,845 176,820
Helmerich & Payne, Inc.(a) 16,110 575,932
Liberty Energy, Inc., Class A(a) 21,223 271,867
Nabors Industries Ltd.*(a) 1,438 175,307
National Energy Services
Reunited Corp.*(a) 5,580 29,351
Newpark Resources, Inc.* 13,608 52,391
NexTier Oilfield Solutions,
Inc.*(a) 27,416 217,957
Noble Corp. plc* 13,405 529,095
Oceaneering International,
Inc.* 15,679 276,421
Oil States International,
Inc.*(a) 9,662 80,484
Patterson-UTI Energy, Inc.(a) 33,904 396,677
ProFrac Holding Corp., Class
A*(a) 3,550 44,978
ProPetro Holding Corp.* 13,724 98,676
RPC, Inc. 11,489 88,350
Select Energy Services, Inc.,
Class A 11,036 76,811
Solaris Oilfield Infrastructure,
Inc., Class A 4,833 41,274
TETRA Technologies, Inc.* 18,389 48,731
Common Stocks
Shares Value ($)
Energy Equipment & Services
Tidewater, Inc.* 7,420 327,074
US Silica Holdings, Inc.* 11,663 139,256
Valaris Ltd.* 9,539 620,607
Weatherford International plc* 11,124 660,209
7,386,925
Entertainment 0.4%
Cinemark Holdings, Inc.* 17,074 252,524
IMAX Corp.* 7,526 144,349
Liberty Media Corp.-Liberty
Braves, Class A* 1,614 55,812
Liberty Media Corp.-Liberty
Braves, Class C* 5,921 199,479
Lions Gate Entertainment
Corp., Class A* 9,641 106,726
Lions Gate Entertainment
Corp., Class B* 18,315 190,109
Madison Square Garden
Entertainment Corp.* 4,185 247,208
Marcus Corp. (The)(a) 4,220 67,520
Playstudios, Inc.*(a) 12,938 47,741
Reservoir Media, Inc.*(a) 2,894 18,869
Skillz, Inc.*(a) 50,366 29,877
Vivid Seats, Inc., Class A*(a) 4,447 33,931
1,394,145
Financial Services 1.9%
Alerus Financial Corp. 2,453 39,371
A-Mark Precious Metals, Inc.
(a) 2,817 97,609
AvidXchange Holdings, Inc.* 23,388 182,426
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,252 73,900
Cannae Holdings, Inc.* 11,268 227,388
Cantaloupe, Inc.* 9,085 51,784
Cass Information Systems,
Inc. 2,127 92,120
Compass Diversified Holdings 9,751 186,049
Enact Holdings, Inc.(a) 4,866 111,237
Essent Group Ltd. 17,010 681,251
EVERTEC, Inc. 9,650 325,688
Federal Agricultural Mortgage
Corp., Class C 1,441 191,927
Finance of America Cos., Inc.,
Class A*(a) 7,374 9,144
Flywire Corp.* 8,943 262,566
Home Point Capital, Inc. 1,076 2,077
I3 Verticals, Inc., Class A* 3,648 89,485
International Money Express,
Inc.*(a) 5,035 129,802
Jackson Financial, Inc., Class
A 11,816 442,037
Marqeta, Inc., Class A* 68,641 313,689
Merchants Bancorp 2,485 64,709
MoneyGram International,
Inc.* 14,726 153,445
Mr. Cooper Group, Inc.* 10,931 447,843
NMI Holdings, Inc., Class A* 12,966 289,531
Payoneer Global, Inc.* 34,261 215,159
Paysafe Ltd.* 4,691 81,014

116 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
PennyMac Financial Services,
Inc.(a) 4,327 257,932
Priority Technology Holdings,
Inc.*(a) 2,909 10,443
Radian Group, Inc. 25,148 555,771
Remitly Global, Inc.*(a) 15,990 271,031
Repay Holdings Corp.*(a) 13,980 91,849
StoneCo Ltd., Class A* 43,735 417,232
SWK Holdings Corp.*(a) 504 9,001
Velocity Financial, Inc.* 1,120 10,114
Walker & Dunlop, Inc.(a) 4,894 372,776
Waterstone Financial, Inc. 3,461 52,365
6,809,765
Food Products 1.3%
Alico, Inc. 1,170 28,314
AppHarvest, Inc.*(a) 19,834 12,144
B&G Foods, Inc.(a) 11,323 175,846
Benson Hill, Inc.*(a) 26,419 30,382
Beyond Meat, Inc.* 9,473 153,747
BRC, Inc., Class A*(a) 4,737 24,348
Calavo Growers, Inc. 2,682 77,161
Cal-Maine Foods, Inc.(a) 5,989 364,670
Fresh Del Monte Produce, Inc.
(a) 4,841 145,763
Hain Celestial Group, Inc.
(The)* 14,155 242,758
Hostess Brands, Inc.* 21,181 526,983
J & J Snack Foods Corp.(a) 2,415 357,951
John B Sanfilippo & Son, Inc. 1,447 140,243
Lancaster Colony Corp. 3,045 617,770
Lifecore Biomedical, Inc.*(a) 4,125 15,572
Local Bounti Corp.*(a) 9,523 7,591
Mission Produce, Inc.*(a) 6,053 67,249
OmniAb, Inc.*∞(a) 871 0
Seneca Foods Corp., Class A* 744 38,889
Simply Good Foods Co. (The)* 13,937 554,275
Sovos Brands, Inc.*(a) 6,148 102,549
SunOpta, Inc.* 15,339 118,110
Tattooed Chef, Inc.*(a) 6,849 9,726
Tootsie Roll Industries, Inc.(a) 2,605 117,000
TreeHouse Foods, Inc.*(a) 8,003 403,591
Utz Brands, Inc.(a) 10,238 168,620
Vital Farms, Inc.* 4,710 72,063
Whole Earth Brands, Inc.* 6,000 15,360
4,588,675
Gas Utilities 1.1%
Brookfield Infrastructure Corp.,
Class A 15,405 709,554
Chesapeake Utilities Corp. 2,250 287,978
New Jersey Resources Corp.
(a) 15,259 811,779
Northwest Natural Holding Co. 5,562 264,529
ONE Gas, Inc.(a) 8,445 669,097
Southwest Gas Holdings, Inc.
(a) 10,589 661,283
Spire, Inc.(a) 8,056 565,048
3,969,268
Common Stocks
Shares Value ($)
Ground Transportation 0.7%
ArcBest Corp. 3,827 353,691
Bird Global, Inc., Class A*(a) 24,255 6,789
Covenant Logistics Group, Inc. 1,373 48,632
Daseke, Inc.* 6,798 52,548
Heartland Express, Inc. 7,430 118,286
Marten Transport Ltd. 9,137 191,420
PAM Transportation Services,
Inc.* 941 26,941
Saia, Inc.*(a) 4,185 1,138,655
TuSimple Holdings, Inc., Class
A*(a) 20,598 30,279
Universal Logistics Holdings,
Inc. 1,206 35,155
Werner Enterprises, Inc. 10,032 456,356
2,458,752
Health Care Equipment & Supplies 4.0%
Alphatec Holdings, Inc.*(a) 11,526 179,806
AngioDynamics, Inc.* 5,579 57,687
Artivion, Inc.*(a) 6,224 81,534
AtriCure, Inc.*(a) 7,263 301,051
Atrion Corp.(a) 209 131,233
Avanos Medical, Inc.* 7,431 220,998
Axogen, Inc.* 6,418 60,650
Axonics, Inc.* 7,810 426,114
Bioventus, Inc., Class A*(a) 4,749 5,081
Butterfly Network, Inc.*(a) 20,083 37,756
Cardiovascular Systems, Inc.* 6,382 126,746
Cerus Corp.*(a) 26,970 80,101
CONMED Corp.(a) 4,588 476,510
Cue Health, Inc.*(a) 17,497 31,845
Cutera, Inc.*(a) 2,518 59,475
Embecta Corp.(a) 9,090 255,611
Figs, Inc., Class A*(a) 19,898 123,169
Glaukos Corp.* 7,265 363,976
Haemonetics Corp.* 7,903 653,973
Heska Corp.*(a) 1,527 149,066
Inari Medical, Inc.*(a) 7,567 467,187
Inogen, Inc.* 3,620 45,178
Inspire Medical Systems,
Inc.*(a) 4,501 1,053,549
Integer Holdings Corp.*(a) 5,228 405,170
iRadimed Corp. 1,046 41,160
iRhythm Technologies, Inc.*(a) 4,747 588,770
Lantheus Holdings, Inc.* 10,754 887,850
LeMaitre Vascular, Inc. 3,070 158,013
LivaNova plc* 8,422 367,031
Merit Medical Systems, Inc.* 8,782 649,429
Mesa Laboratories, Inc.(a) 825 144,152
Nano-X Imaging Ltd.*(a) 7,183 41,446
Neogen Corp.* 34,042 630,458
Nevro Corp.* 5,435 196,475
NuVasive, Inc.* 8,331 344,154
Omnicell, Inc.*(a) 6,985 409,810
OraSure Technologies, Inc.* 11,118 67,264
Orthofix Medical, Inc.* 5,414 90,684
OrthoPediatrics Corp.*(a) 2,322 102,841
Outset Medical, Inc.*(a) 7,730 142,232
Owlet, Inc.*(a) 3,132 1,016
Paragon 28, Inc.*(a) 7,686 131,200

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
PROCEPT BioRobotics Corp.* 3,976 112,918
Pulmonx Corp.* 5,192 58,047
RxSight, Inc.*(a) 3,894 64,952
Senseonics Holdings, Inc.*(a) 76,362 54,217
Shockwave Medical, Inc.* 5,605 1,215,332
SI-BONE, Inc.* 5,533 108,834
Sight Sciences, Inc.* 3,605 31,508
Silk Road Medical, Inc.* 5,875 229,889
STAAR Surgical Co.*(a) 7,610 486,659
Surmodics, Inc.* 2,093 47,679
Tactile Systems Technology,
Inc.* 3,256 53,463
TransMedics Group, Inc.*(a) 4,793 362,974
Treace Medical Concepts,
Inc.* 5,900 148,621
UFP Technologies, Inc.*(a) 1,101 142,954
Utah Medical Products, Inc. 536 50,797
Varex Imaging Corp.*(a) 6,086 110,704
Vicarious Surgical, Inc.*(a) 7,718 17,520
ViewRay, Inc.* 22,441 77,646
Zimvie, Inc.* 3,656 26,433
Zynex, Inc.*(a) 3,154 37,848
14,226,446
Health Care Providers & Services 2.6%
23andMe Holding Co.*(a) 39,371 89,766
Accolade, Inc.*(a) 10,723 154,197
AdaptHealth Corp.*(a) 11,344 141,006
Addus HomeCare Corp.* 2,411 257,398
Agiliti, Inc.*(a) 4,287 68,506
AirSculpt Technologies, Inc.(a) 2,144 10,806
Alignment Healthcare, Inc.*(a) 14,992 95,349
AMN Healthcare Services,
Inc.* 6,858 568,940
Apollo Medical Holdings, Inc.* 6,205 226,296
ATI Physical Therapy, Inc.*(a) 10,584 2,690
Aveanna Healthcare Holdings,
Inc.*(a) 8,039 8,361
Brookdale Senior Living, Inc.* 29,965 88,397
Cano Health, Inc.*(a) 24,079 21,912
CareMax, Inc.*(a) 10,307 27,520
Castle Biosciences, Inc.*(a) 3,739 84,950
Clover Health Investments
Corp.*(a) 64,317 54,354
Community Health Systems,
Inc.* 19,521 95,653
CorVel Corp.* 1,384 263,348
Cross Country Healthcare,
Inc.*(a) 5,660 126,331
DocGo, Inc.* 13,077 113,116
Ensign Group, Inc. (The) 8,508 812,854
Fulgent Genetics, Inc.*(a) 3,237 101,059
GeneDx Holdings Corp.*(a) 46,807 17,085
HealthEquity, Inc.* 13,037 765,402
Hims & Hers Health, Inc.* 19,099 189,462
Innovage Holding Corp.*(a) 2,750 21,945
Invitae Corp.*(a) 37,766 50,984
Joint Corp. (The)* 2,244 37,766
LifeStance Health Group,
Inc.*(a) 10,989 81,648
Common Stocks
Shares Value ($)
Health Care Providers & Services
ModivCare, Inc.* 2,012 169,169
National HealthCare Corp. 1,937 112,482
National Research Corp. 2,237 97,332
NeoGenomics, Inc.*(a) 19,643 341,985
Oncology Institute, Inc.
(The)*(a) 4,774 3,236
OPKO Health, Inc.*(a) 64,803 94,612
Option Care Health, Inc.* 26,378 838,029
Owens & Minor, Inc.* 11,574 168,402
P3 Health Partners, Inc.*(a) 3,599 3,815
Patterson Cos., Inc. 13,759 368,328
Pediatrix Medical Group,
Inc.*(a) 13,168 196,335
Pennant Group, Inc. (The)* 3,871 55,278
PetIQ, Inc.* 4,561 52,178
Privia Health Group, Inc.*(a) 8,225 227,092
Progyny, Inc.* 11,854 380,750
R1 RCM, Inc.*(a) 23,924 358,860
RadNet, Inc.* 7,985 199,865
Select Medical Holdings Corp.
(a) 16,406 424,095
Surgery Partners, Inc.*(a) 8,112 279,621
US Physical Therapy, Inc.(a) 2,035 199,247
9,147,812
Health Care REITs 0.6%
CareTrust REIT, Inc.(a) 15,653 306,486
Community Healthcare Trust,
Inc. 3,794 138,860
Diversified Healthcare Trust(a) 38,031 51,342
Global Medical REIT, Inc.(a) 9,584 87,310
LTC Properties, Inc.(a) 6,419 225,500
National Health Investors, Inc. 6,619 341,408
Physicians Realty Trust(a) 36,225 540,839
Sabra Health Care REIT, Inc. 36,336 417,864
Universal Health Realty
Income Trust(a) 1,975 95,017
2,204,626
Health Care Technology 0.6%
American Well Corp., Class
A*(a) 36,718 86,654
Babylon Holdings Ltd., Class
A*(a) 616 3,135
Computer Programs &
Systems, Inc.* 2,114 63,843
Evolent Health, Inc., Class A* 12,944 420,033
Health Catalyst, Inc.* 8,660 101,062
HealthStream, Inc.* 3,766 102,059
Multiplan Corp.*(a) 59,552 63,125
NextGen Healthcare, Inc.*(a) 8,785 152,947
Nutex Health, Inc.*(a) 38,176 38,558
OptimizeRx Corp.* 2,621 38,345
Pear Therapeutics, Inc.*(a) 11,751 2,996
Phreesia, Inc.* 7,872 254,187
Schrodinger, Inc.*(a) 8,413 221,514
Sharecare, Inc.* 48,173 68,406
Simulations Plus, Inc. 2,540 111,608
Veradigm, Inc.*(a) 17,093 223,064
1,951,536

118 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotel & Resort REITs 0.9%
Apple Hospitality REIT, Inc. 34,135 529,775
Ashford Hospitality Trust, Inc.* 5,953 19,109
Braemar Hotels & Resorts,
Inc.(a) 9,817 37,894
Chatham Lodging Trust 7,807 81,895
DiamondRock Hospitality Co. 32,822 266,843
Hersha Hospitality Trust, Class
A 4,960 33,331
Pebblebrook Hotel Trust(a) 20,719 290,895
RLJ Lodging Trust(a) 25,621 271,583
Ryman Hospitality Properties,
Inc. 8,470 760,013
Service Properties Trust 25,909 258,054
Summit Hotel Properties, Inc.
(a) 16,386 114,702
Sunstone Hotel Investors, Inc. 32,926 325,309
Xenia Hotels & Resorts, Inc. 18,003 235,659
3,225,062
Hotels, Restaurants & Leisure 2.8%
Accel Entertainment, Inc.* 8,663 78,920
Bally's Corp.* 5,509 107,536
Biglari Holdings, Inc., Class B* 109 18,443
BJ's Restaurants, Inc.* 3,506 102,165
Bloomin' Brands, Inc.(a) 13,734 352,277
Bluegreen Vacations Holding
Corp. 1,519 41,590
Bowlero Corp.* 4,466 75,699
Brinker International, Inc.* 6,856 260,528
Century Casinos, Inc.* 4,640 34,011
Cheesecake Factory, Inc.
(The)(a) 7,702 269,955
Chuy's Holdings, Inc.* 2,762 99,018
Cracker Barrel Old Country
Store, Inc.(a) 3,461 393,170
Dave & Buster's
Entertainment, Inc.* 6,700 246,493
Denny's Corp.* 8,978 100,194
Dine Brands Global, Inc.(a) 2,366 160,036
El Pollo Loco Holdings, Inc. 3,196 30,650
Everi Holdings, Inc.* 13,710 235,127
F45 Training Holdings, Inc.*(a) 6,402 7,426
First Watch Restaurant Group,
Inc.* 2,198 35,300
Full House Resorts, Inc.*(a) 5,321 38,471
Golden Entertainment, Inc.* 3,234 140,711
Hilton Grand Vacations,
Inc.*(a) 13,609 604,648
Inspirato, Inc.* 3,487 3,344
Inspired Entertainment, Inc.* 3,133 40,071
International Game
Technology plc 15,328 410,790
Jack in the Box, Inc. 3,285 287,733
Krispy Kreme, Inc.(a) 11,158 173,507
Kura Sushi USA, Inc., Class A* 781 51,421
Life Time Group Holdings,
Inc.*(a) 6,814 108,751
Light & Wonder, Inc.*(a) 14,915 895,646
Lindblad Expeditions Holdings,
Inc.*(a) 5,597 53,507
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Monarch Casino & Resort, Inc. 2,141 158,755
NEOGAMES SA* 1,917 29,138
Noodles & Co., Class A* 6,632 32,165
ONE Group Hospitality, Inc.
(The)* 3,598 29,144
Papa John's International, Inc.
(a) 5,115 383,267
Portillo's, Inc., Class A*(a) 4,959 105,974
RCI Hospitality Holdings, Inc. 1,365 106,702
Red Rock Resorts, Inc., Class
A 8,054 358,967
Rush Street Interactive, Inc.* 8,632 26,846
Ruth's Hospitality Group, Inc. 4,848 79,604
Sabre Corp.*(a) 52,542 225,405
SeaWorld Entertainment, Inc.* 6,325 387,786
Shake Shack, Inc., Class A* 5,978 331,719
Sonder Holdings, Inc.*(a) 26,769 20,267
Sweetgreen, Inc., Class A* 14,268 111,861
Target Hospitality Corp.*(a) 4,419 58,066
Texas Roadhouse, Inc. 10,560 1,141,114
Vacasa, Inc., Class A*(a) 20,995 20,201
Wingstop, Inc. 4,718 866,130
Xponential Fitness, Inc., Class
A* 3,138 95,364
10,025,613
Household Durables 2.0%
Aterian, Inc.*(a) 8,616 7,411
Beazer Homes USA, Inc.* 4,788 76,033
Cavco Industries, Inc.* 1,370 435,304
Century Communities, Inc. 4,450 284,444
Dream Finders Homes, Inc.,
Class A*(a) 3,545 46,971
Ethan Allen Interiors, Inc. 3,536 97,099
GoPro, Inc., Class A* 20,161 101,410
Green Brick Partners, Inc.*(a) 4,295 150,583
Helen of Troy Ltd.* 3,703 352,414
Hovnanian Enterprises, Inc.,
Class A* 776 52,644
Installed Building Products,
Inc.(a) 3,759 428,639
iRobot Corp.*(a) 4,307 187,957
KB Home 12,054 484,330
Landsea Homes Corp.* 1,280 7,757
La-Z-Boy, Inc. 6,867 199,692
Legacy Housing Corp.* 1,495 34,026
LGI Homes, Inc.*(a) 3,261 371,852
Lifetime Brands, Inc. 1,691 9,943
Lovesac Co. (The)* 2,163 62,511
M/I Homes, Inc.* 4,194 264,599
MDC Holdings, Inc. 9,193 357,332
Meritage Homes Corp.(a) 5,716 667,400
Purple Innovation, Inc.*(a) 8,758 23,121
Skyline Champion Corp.* 8,446 635,393
Snap One Holdings Corp.*(a) 2,953 27,610
Sonos, Inc.*(a) 20,127 394,892
Taylor Morrison Home Corp.,
Class A* 16,568 633,892
Traeger, Inc.* 6,338 26,049
Tri Pointe Homes, Inc.* 15,980 404,614

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Household Durables
Tupperware Brands Corp.*(a) 6,999 17,497
Universal Electronics, Inc.* 2,044 20,726
Vizio Holding Corp., Class
A*(a) 10,987 100,861
Vuzix Corp.*(a) 8,846 36,622
7,001,628
Household Products 0.3%
Central Garden & Pet Co.*(a) 1,679 68,940
Central Garden & Pet Co.,
Class A* 6,361 248,524
Energizer Holdings, Inc.(a) 11,225 389,508
WD-40 Co. 2,164 385,300
1,092,272
Independent Power and Renewable Electricity Producers
0.5%
Altus Power, Inc.*(a) 14,339 78,578
Clearway Energy, Inc., Class A 5,616 168,648
Clearway Energy, Inc., Class C 12,846 402,465
Montauk Renewables, Inc.* 9,856 77,567
Ormat Technologies, Inc.(a) 8,200 695,114
Sunnova Energy International,
Inc.*(a) 15,582 243,391
1,665,763
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A(a) 3,942 78,130
Industrial REITs 0.8%
Indus Realty Trust, Inc.(a) 867 57,473
Industrial Logistics Properties
Trust 11,224 34,458
Innovative Industrial
Properties, Inc. 4,371 332,152
LXP Industrial Trust(a) 42,584 439,041
Plymouth Industrial REIT, Inc. 6,046 127,027
STAG Industrial, Inc.(a) 28,435 961,672
Terreno Realty Corp. 12,697 820,226
2,772,049
Insurance 2.2%
Ambac Financial Group, Inc.* 7,238 112,044
American Equity Investment
Life Holding Co. 11,106 405,258
AMERISAFE, Inc. 3,200 156,640
Argo Group International
Holdings Ltd. 4,983 145,952
Bright Health Group, Inc.*(a) 37,739 8,314
BRP Group, Inc., Class A*(a) 9,623 245,002
CNO Financial Group, Inc. 18,546 411,536
Crawford & Co., Class A 2,944 24,612
Donegal Group, Inc., Class
A(a) 3,095 47,292
eHealth, Inc.* 3,786 35,437
Employers Holdings, Inc. 3,719 155,045
Enstar Group Ltd.* 1,795 416,063
Genworth Financial, Inc.,
Class A* 66,204 332,344
Goosehead Insurance, Inc.,
Class A*(a) 2,970 155,034
Common Stocks
Shares Value ($)
Insurance
Greenlight Capital Re Ltd.,
Class A* 4,495 42,208
HCI Group, Inc.(a) 1,022 54,779
Hippo Holdings, Inc.*(a) 2,800 45,444
Horace Mann Educators Corp. 5,449 182,432
Investors Title Co. 216 32,616
James River Group Holdings
Ltd.(a) 4,775 98,604
Kinsale Capital Group, Inc. 3,412 1,024,112
Lemonade, Inc.*(a) 7,413 105,709
MBIA, Inc.* 7,727 71,552
Mercury General Corp.(a) 4,429 140,576
National Western Life Group,
Inc., Class A(a) 398 96,563
NI Holdings, Inc.* 1,529 19,877
Oscar Health, Inc., Class A*(a) 19,310 126,287
Palomar Holdings, Inc.* 3,830 211,416
ProAssurance Corp. 7,170 132,502
RLI Corp. 6,168 819,789
Root, Inc., Class A*(a) 1,097 4,947
Safety Insurance Group, Inc. 1,931 143,898
Selective Insurance Group,
Inc.(a) 9,445 900,392
Selectquote, Inc.* 22,130 48,022
SiriusPoint Ltd.*(a) 14,596 118,665
Skyward Specialty Insurance
Group, Inc.* 1,737 37,988
Stewart Information Services
Corp. 3,485 140,620
Tiptree, Inc. 3,884 56,590
Trean Insurance Group, Inc.* 3,346 20,478
Trupanion, Inc.*(a) 6,136 263,173
United Fire Group, Inc.(a) 3,360 89,208
Universal Insurance Holdings,
Inc.(a) 4,059 73,955
7,752,975
Interactive Media & Services 0.8%
Arena Group Holdings, Inc.
(The)*(a) 1,604 6,817
Bumble, Inc., Class A* 15,763 308,167
Cargurus, Inc.* 16,175 302,149
Cars.com, Inc.*(a) 10,610 204,773
DHI Group, Inc.* 6,050 23,474
Eventbrite, Inc., Class A*(a) 12,239 105,011
EverQuote, Inc., Class A*(a) 3,294 45,787
fuboTV, Inc.*(a) 29,778 36,031
Leafly Holdings, Inc.*(a) 1,060 424
MediaAlpha, Inc., Class A* 3,888 58,242
Outbrain, Inc.* 5,650 23,334
QuinStreet, Inc.* 8,193 130,023
Shutterstock, Inc.(a) 3,837 278,566
TrueCar, Inc.* 12,691 29,189
Vimeo, Inc.* 21,515 82,402
Vinco Ventures, Inc.*(a) 41,103 13,206
Wejo Group Ltd.*(a) 4,720 2,327
Yelp, Inc.*(a) 10,674 327,692
Ziff Davis, Inc.* 7,195 561,570
ZipRecruiter, Inc., Class A*(a) 11,786 187,869
2,727,053

120 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
IT Services 0.5%
BigCommerce Holdings, Inc.,
Series 1* 10,316 92,225
Brightcove, Inc.* 6,532 29,067
Cerberus Cyber Sentinel
Corp.*(a) 6,463 2,185
Cyxtera Technologies, Inc.*(a) 6,023 1,839
DigitalOcean Holdings, Inc.*(a) 10,998 430,792
Edgio, Inc.*(a) 21,367 16,903
Fastly, Inc., Class A* 17,813 316,359
Grid Dynamics Holdings, Inc.* 8,397 96,230
Hackett Group, Inc. (The) 3,789 70,021
Information Services Group,
Inc. 5,028 25,593
Perficient, Inc.*(a) 5,407 390,331
PFSweb, Inc. 2,337 9,909
Rackspace Technology,
Inc.*(a) 8,766 16,480
Squarespace, Inc., Class A* 4,740 150,590
Tucows, Inc., Class A*(a) 1,627 31,645
Unisys Corp.* 11,332 43,968
1,724,137
Leisure Products 0.5%
Acushnet Holdings Corp.(a) 5,236 266,722
AMMO, Inc.*(a) 15,646 30,823
Clarus Corp. 4,367 41,268
Johnson Outdoors, Inc., Class
A 808 50,912
Latham Group, Inc.* 6,923 19,800
Malibu Boats, Inc., Class A* 3,298 186,172
Marine Products Corp. 1,063 14,021
MasterCraft Boat Holdings,
Inc.*(a) 2,810 85,508
Smith & Wesson Brands, Inc. 6,985 85,985
Solo Brands, Inc., Class A*(a) 3,761 27,004
Sturm Ruger & Co., Inc.(a) 2,779 159,626
Topgolf Callaway Brands
Corp.*(a) 22,233 480,677
Vista Outdoor, Inc.*(a) 8,857 245,428
1,693,946
Life Sciences Tools & Services 0.7%
AbCellera Biologics, Inc.*(a) 33,190 250,252
Adaptive Biotechnologies
Corp.*(a) 17,390 153,554
Akoya Biosciences, Inc.* 2,835 23,190
Alpha Teknova, Inc.* 1,003 2,969
BioLife Solutions, Inc.*(a) 5,377 116,950
Bionano Genomics, Inc.*(a) 45,618 50,636
Codexis, Inc.*(a) 10,539 43,631
CryoPort, Inc.*(a) 6,954 166,896
Cytek Biosciences, Inc.*(a) 17,977 165,209
Inotiv, Inc.*(a) 3,040 13,163
MaxCyte, Inc.*(a) 13,228 65,479
Medpace Holdings, Inc.* 3,987 749,755
NanoString Technologies, Inc.* 6,974 69,043
Nautilus Biotechnology,
Inc.*(a) 6,744 18,681
OmniAb, Inc.*(a) 11,270 41,474
OmniAb, Inc.*∞(a) 871 0
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Pacific Biosciences of
California, Inc.*(a) 38,720 448,377
PhenomeX, Inc.*(a) 8,112 9,410
Quanterix Corp.* 5,078 57,229
Quantum-Si, Inc.*(a) 12,923 22,744
Science 37 Holdings, Inc.*(a) 8,808 2,480
Seer, Inc.*(a) 8,495 32,791
Singular Genomics Systems,
Inc.*(a) 8,661 10,480
SomaLogic, Inc.*(a) 25,780 65,739
2,580,132
Machinery 4.1%
3D Systems Corp.*(a) 20,363 218,291
Alamo Group, Inc. 1,585 291,894
Albany International Corp.,
Class A 4,879 435,987
Astec Industries, Inc. 3,664 151,140
Barnes Group, Inc. 7,758 312,492
Berkshire Grey, Inc.*(a) 6,967 9,614
Blue Bird Corp.* 2,747 56,121
Chart Industries, Inc.*(a) 6,738 844,945
CIRCOR International, Inc.* 3,024 94,107
Columbus McKinnon Corp. 4,497 167,109
Desktop Metal, Inc., Class
A*(a) 42,656 98,109
Douglas Dynamics, Inc. 3,440 109,702
Energy Recovery, Inc.* 8,561 197,331
Enerpac Tool Group Corp. 9,130 232,815
EnPro Industries, Inc.(a) 3,295 342,318
ESCO Technologies, Inc.(a) 4,078 389,245
Evoqua Water Technologies
Corp.* 18,578 923,698
Fathom Digital Manufacturing
C*(a) 1,466 796
Federal Signal Corp. 9,483 514,073
Franklin Electric Co., Inc. 7,287 685,707
Gorman-Rupp Co. (The) 3,482 87,050
Greenbrier Cos., Inc. (The)(a) 5,106 164,260
Helios Technologies, Inc. 5,166 337,856
Hillenbrand, Inc.(a) 10,860 516,176
Hillman Solutions Corp.* 21,729 182,958
Hydrofarm Holdings Group,
Inc.*(a) 7,269 12,575
Hyliion Holdings Corp.*(a) 22,896 45,334
Hyster-Yale Materials
Handling, Inc. 1,636 81,620
Hyzon Motors, Inc.*(a) 12,422 10,125
John Bean Technologies Corp.
(a) 4,977 543,936
Kadant, Inc.(a) 1,846 384,928
Kennametal, Inc. 12,873 355,037
Lightning eMotors, Inc.*(a) 5,539 1,587
Lindsay Corp. 1,760 265,989
Luxfer Holdings plc 4,095 69,206
Manitowoc Co., Inc. (The)* 5,568 95,157
Markforged Holding Corp.*(a) 15,580 14,938
Microvast Holdings, Inc.*(a) 27,301 33,853
Miller Industries, Inc. 1,776 62,782
Mueller Industries, Inc. 8,806 647,065

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Machinery
Mueller Water Products, Inc.,
Class A(a) 24,789 345,559
Nikola Corp.*(a) 52,159 63,112
Omega Flex, Inc. 540 60,178
Proterra, Inc.*(a) 36,151 54,950
Proto Labs, Inc.* 4,320 143,208
RBC Bearings, Inc.* 4,495 1,046,121
REV Group, Inc. 5,321 63,799
Sarcos Technology & Robotics
Corp.*(a) 20,630 9,793
Shyft Group, Inc. (The)(a) 5,328 121,212
SPX Technologies, Inc.*(a) 6,907 487,496
Standex International Corp. 1,876 229,697
Tennant Co. 2,918 199,971
Terex Corp. 10,462 506,152
Titan International, Inc.* 7,771 81,440
Trinity Industries, Inc. 13,015 317,045
Velo3D, Inc.*(a) 10,403 23,615
Wabash National Corp. 7,600 186,884
Watts Water Technologies,
Inc., Class A 4,327 728,321
Xos, Inc.*(a) 7,742 4,065
14,660,544
Marine Transportation 0.3%
Costamare, Inc.(a) 8,412 79,157
Eagle Bulk Shipping, Inc.(a) 2,148 97,734
Eneti, Inc. 3,234 30,238
Genco Shipping & Trading Ltd. 5,644 88,385
Golden Ocean Group Ltd.(a) 19,761 188,125
Matson, Inc.(a) 5,921 353,306
Safe Bulkers, Inc. 11,382 41,999
878,944
Media 0.8%
AdTheorent Holding Co.,
Inc.*(a) 5,155 8,712
Advantage Solutions, Inc.* 14,252 22,518
AMC Networks, Inc., Class A* 4,809 84,542
Audacy, Inc.*(a) 15,736 2,120
Boston Omaha Corp., Class A* 3,394 80,336
Cardlytics, Inc.*(a) 5,099 17,311
Clear Channel Outdoor
Holdings, Inc.*(a) 56,095 67,314
Cumulus Media, Inc., Class
A*(a) 2,615 9,649
Daily Journal Corp.* 190 54,143
Entravision Communications
Corp., Class A 9,139 55,291
EW Scripps Co. (The), Class
A* 9,554 89,903
Gambling.com Group Ltd.*(a) 1,227 12,160
Gannett Co., Inc.* 23,226 43,433
Gray Television, Inc. 12,970 113,098
iHeartMedia, Inc., Class A* 18,836 73,461
Innovid Corp.* 12,652 17,839
Integral Ad Science Holding
Corp.*(a) 6,182 88,217
John Wiley & Sons, Inc., Class
A(a) 6,715 260,341
Magnite, Inc.*(a) 21,040 194,830
Common Stocks
Shares Value ($)
Media
PubMatic, Inc., Class A*(a) 6,755 93,354
Quotient Technology, Inc.* 13,929 45,687
Scholastic Corp. 4,570 156,385
Sinclair Broadcast Group, Inc.,
Class A(a) 6,223 106,787
Stagwell, Inc.* 11,786 87,452
TechTarget, Inc.*(a) 4,345 156,941
TEGNA, Inc. 34,900 590,159
Thryv Holdings, Inc.*(a) 3,879 89,450
Urban One, Inc.* 2,869 18,180
WideOpenWest, Inc.*(a) 8,779 93,321
2,732,934
Metals & Mining 1.9%
5E Advanced Materials,
Inc.*(a) 6,368 34,515
Alpha Metallurgical Resources,
Inc. 2,423 377,988
Arconic Corp.* 15,975 419,024
ATI, Inc.*(a) 19,609 773,771
Carpenter Technology Corp.(a) 7,481 334,850
Century Aluminum Co.* 8,072 80,720
Coeur Mining, Inc.*(a) 44,236 176,502
Commercial Metals Co. 18,444 901,912
Compass Minerals
International, Inc.(a) 5,474 187,703
Constellium SE* 20,001 305,615
Dakota Gold Corp.*(a) 9,218 33,369
Haynes International, Inc. 1,998 100,080
Hecla Mining Co.(a) 87,143 551,615
Hycroft Mining Holding
Corp.*(a) 21,357 9,235
Ivanhoe Electric, Inc.*(a) 6,994 84,977
Kaiser Aluminum Corp. 2,547 190,083
Materion Corp. 3,195 370,620
Novagold Resources, Inc.* 38,381 238,730
Olympic Steel, Inc.(a) 1,447 75,548
Piedmont Lithium, Inc.*(a) 2,811 168,801
PolyMet Mining Corp.* 3,769 8,103
Ramaco Resources, Inc.(a) 3,456 30,447
Ryerson Holding Corp. 3,146 114,451
Schnitzer Steel Industries,
Inc., Class A 4,025 125,178
SunCoke Energy, Inc. 13,176 118,320
TimkenSteel Corp.* 7,166 131,424
Tredegar Corp.(a) 4,091 37,351
Warrior Met Coal, Inc. 8,220 301,756
Worthington Industries, Inc. 4,940 319,371
6,602,059
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AFC Gamma, Inc.(a) 2,363 28,734
Angel Oak Mortgage REIT,
Inc.(a) 1,703 12,432
Apollo Commercial Real
Estate Finance, Inc.(a) 22,120 205,937
Arbor Realty Trust, Inc.(a) 26,087 299,740
Ares Commercial Real Estate
Corp.(a) 8,068 73,338
ARMOUR Residential REIT,
Inc.(a) 26,576 139,524

122 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust,
Inc., Class A(a) 27,156 484,735
BrightSpire Capital, Inc.(a) 14,427 85,119
Broadmark Realty Capital, Inc. 20,570 96,679
Chicago Atlantic Real Estate
Finance, Inc. 695 9,389
Chimera Investment Corp.(a) 37,293 210,333
Claros Mortgage Trust, Inc.(a) 14,394 167,690
Dynex Capital, Inc.(a) 8,112 98,317
Ellington Financial, Inc.(a) 9,979 121,844
Franklin BSP Realty Trust, Inc.
(a) 13,058 155,782
Granite Point Mortgage Trust,
Inc. 7,976 39,561
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 13,803 394,766
Invesco Mortgage Capital, Inc.
(a) 5,912 65,564
KKR Real Estate Finance
Trust, Inc.(a) 8,910 101,485
Ladder Capital Corp. 17,723 167,482
MFA Financial, Inc. 16,446 163,142
New York Mortgage Trust, Inc.
(a) 14,533 144,749
Nexpoint Real Estate Finance,
Inc.(a) 1,109 17,378
Orchid Island Capital, Inc.(a) 6,271 67,288
PennyMac Mortgage
Investment Trust(a) 14,078 173,582
Ready Capital Corp.(a) 10,997 111,839
Redwood Trust, Inc. 17,425 117,444
TPG RE Finance Trust, Inc. 10,417 75,627
Two Harbors Investment Corp. 15,135 222,636
4,052,136
Multi-Utilities 0.5%
Avista Corp.(a) 10,875 461,644
Black Hills Corp. 10,352 653,211
NorthWestern Corp. 9,261 535,842
Unitil Corp. 2,533 144,482
1,795,179
Office REITs 0.5%
Brandywine Realty Trust 26,714 126,357
City Office REIT, Inc.(a) 6,257 43,173
Corporate Office Properties
Trust(a) 17,630 418,007
Easterly Government
Properties, Inc.(a) 14,288 196,317
Equity Commonwealth 16,619 344,180
Franklin Street Properties
Corp.(a) 15,660 24,586
Office Properties Income
Trust(a) 7,536 92,693
Orion Office REIT, Inc.(a) 8,863 59,382
Paramount Group, Inc.(a) 29,075 132,582
Piedmont Office Realty Trust,
Inc., Class A 19,909 145,336
Common Stocks
Shares Value ($)
Office REITs
Postal Realty Trust, Inc., Class
A(a) 2,637 40,135
1,622,748
Oil, Gas & Consumable Fuels 4.5%
Aemetis, Inc.*(a) 4,756 11,034
Alto Ingredients, Inc.* 13,674 20,511
Amplify Energy Corp.*(a) 5,927 40,718
Arch Resources, Inc. 2,318 304,724
Ardmore Shipping Corp. 6,142 91,331
Battalion Oil Corp.* 611 4,014
Berry Corp. 12,143 95,322
California Resources Corp.(a) 11,674 449,449
Callon Petroleum Co.*(a) 7,728 258,424
Centrus Energy Corp., Class
A* 1,261 40,604
Chord Energy Corp.(a) 6,529 878,803
Civitas Resources, Inc.(a) 11,617 793,906
Clean Energy Fuels Corp.*(a) 26,735 116,565
CNX Resources Corp.*(a) 26,542 425,203
Comstock Resources, Inc.(a) 14,677 158,365
CONSOL Energy, Inc. 5,454 317,805
Crescent Energy Co., Class
A(a) 6,031 68,211
CVR Energy, Inc.(a) 4,952 162,326
Delek US Holdings, Inc. 11,279 258,853
Denbury, Inc.* 7,863 689,035
DHT Holdings, Inc. 21,841 236,101
Dorian LPG Ltd. 4,972 99,142
Earthstone Energy, Inc., Class
A*(a) 7,119 92,618
Empire Petroleum Corp.*(a) 1,530 18,987
Energy Fuels, Inc.*(a) 24,359 135,923
Equitrans Midstream Corp. 65,226 377,006
Excelerate Energy, Inc., Class
A(a) 2,900 64,206
FLEX LNG Ltd.(a) 4,469 150,069
Frontline plc(a) 19,926 329,975
Gevo, Inc.*(a) 35,405 54,524
Golar LNG Ltd.*(a) 15,887 343,159
Green Plains, Inc.*(a) 5,719 177,232
Gulfport Energy Corp.*(a) 1,709 136,720
HighPeak Energy, Inc.(a) 997 22,931
International Seaways, Inc. 7,648 318,769
Kinetik Holdings, Inc.(a) 2,556 80,003
Kosmos Energy Ltd.* 71,857 534,616
Magnolia Oil & Gas Corp.,
Class A(a) 27,453 600,672
Matador Resources Co.(a) 17,766 846,550
Murphy Oil Corp. 23,240 859,415
NACCO Industries, Inc., Class
A 573 20,668
NextDecade Corp.*(a) 5,940 29,522
Nordic American Tankers Ltd.
(a) 32,211 127,556
Northern Oil and Gas, Inc.(a) 10,478 318,007
Par Pacific Holdings, Inc.* 7,934 231,673
PBF Energy, Inc., Class A(a) 18,633 807,927
Peabody Energy Corp.*(a) 18,537 474,547
Permian Resources Corp.(a) 36,770 386,085

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Ranger Oil Corp. 3,014 123,092
REX American Resources
Corp.* 2,466 70,503
Riley Exploration Permian, Inc.
(a) 1,663 63,294
Ring Energy, Inc.*(a) 15,303 29,076
SandRidge Energy, Inc.*(a) 3,038 43,778
Scorpio Tankers, Inc. 7,438 418,834
SFL Corp. Ltd. 17,684 167,998
SilverBow Resources, Inc.* 1,800 41,130
Sitio Royalties Corp.(a) 11,443 258,612
SM Energy Co.(a) 19,041 536,194
Talos Energy, Inc.* 11,295 167,618
Teekay Corp.* 11,342 70,094
Teekay Tankers Ltd., Class A* 3,621 155,449
Tellurian, Inc.*(a) 78,475 96,524
Uranium Energy Corp.*(a) 55,969 161,191
Ur-Energy, Inc.*(a) 34,521 36,592
VAALCO Energy, Inc.(a) 16,270 73,703
Vertex Energy, Inc.*(a) 8,181 80,828
Vital Energy, Inc.*(a) 2,609 118,814
W&T Offshore, Inc.* 15,270 77,572
World Fuel Services Corp. 9,837 251,335
16,102,037
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 2,683 89,666
Glatfelter Corp. 6,936 22,126
Sylvamo Corp. 5,467 252,903
364,695
Passenger Airlines 0.3%
Allegiant Travel Co.*(a) 2,517 231,514
Blade Air Mobility, Inc.*(a) 9,653 32,627
Frontier Group Holdings,
Inc.*(a) 5,920 58,253
Hawaiian Holdings, Inc.*(a) 7,608 69,689
Joby Aviation, Inc.*(a) 41,251 179,029
SkyWest, Inc.* 8,085 179,244
Spirit Airlines, Inc. 17,395 298,672
Sun Country Airlines Holdings,
Inc.* 5,342 109,511
Wheels Up Experience,
Inc.*(a) 22,520 14,251
1,172,790
Personal Care Products 0.9%
Beauty Health Co. (The)*(a) 13,738 173,511
BellRing Brands, Inc.* 21,049 715,666
Edgewell Personal Care Co.(a) 8,208 348,183
elf Beauty, Inc.* 7,739 637,307
Herbalife Nutrition Ltd.*(a) 15,418 248,230
Honest Co., Inc. (The)*(a) 11,380 20,484
Inter Parfums, Inc. 2,809 399,552
Medifast, Inc.(a) 1,759 182,355
Nature's Sunshine Products,
Inc.* 2,114 21,584
Nu Skin Enterprises, Inc.,
Class A 7,718 303,395
Thorne HealthTech, Inc.* 2,706 12,502
USANA Health Sciences, Inc.* 1,815 114,163
Common Stocks
Shares Value ($)
Personal Care Products
Veru, Inc.*(a) 9,756 11,317
3,188,249
Pharmaceuticals 1.8%
Aclaris Therapeutics, Inc.*(a) 9,972 80,673
Amneal Pharmaceuticals, Inc.* 15,211 21,143
Amphastar Pharmaceuticals,
Inc.* 6,041 226,537
Amylyx Pharmaceuticals,
Inc.*(a) 7,873 230,994
AN2 Therapeutics, Inc.*(a) 1,573 15,526
ANI Pharmaceuticals, Inc.*(a) 2,032 80,711
Arvinas, Inc.*(a) 7,612 207,960
Atea Pharmaceuticals, Inc.* 12,355 41,389
Athira Pharma, Inc.* 4,871 12,177
Axsome Therapeutics, Inc.*(a) 5,098 314,445
Cara Therapeutics, Inc.*(a) 7,085 34,787
Cassava Sciences, Inc.*(a) 6,126 147,759
Collegium Pharmaceutical,
Inc.*(a) 5,387 129,234
Corcept Therapeutics, Inc.* 13,610 294,793
DICE Therapeutics, Inc.*(a) 5,649 161,844
Edgewise Therapeutics,
Inc.*(a) 5,735 38,252
Esperion Therapeutics, Inc.* 10,981 17,460
Evolus, Inc.* 5,915 50,041
EyePoint Pharmaceuticals,
Inc.*(a) 3,716 10,925
Fulcrum Therapeutics, Inc.*(a) 8,512 24,259
Harmony Biosciences
Holdings, Inc.* 4,127 134,747
Innoviva, Inc.*(a) 9,983 112,309
Intra-Cellular Therapies, Inc.* 14,460 783,009
Ligand Pharmaceuticals, Inc.* 2,400 176,544
Liquidia Corp.* 7,901 54,596
Nektar Therapeutics*(a) 27,268 19,167
NGM Biopharmaceuticals,
Inc.* 6,878 28,062
Nuvation Bio, Inc.*(a) 16,468 27,337
Ocular Therapeutix, Inc.*(a) 11,904 62,734
Pacira BioSciences, Inc.*(a) 7,169 292,567
Phathom Pharmaceuticals,
Inc.*(a) 3,549 25,340
Phibro Animal Health Corp.,
Class A 3,214 49,238
Prestige Consumer
Healthcare, Inc.* 7,910 495,403
Provention Bio, Inc.*(a) 10,081 242,952
Reata Pharmaceuticals, Inc.,
Class A*(a) 4,341 394,684
Relmada Therapeutics, Inc.* 4,102 9,271
Revance Therapeutics, Inc.*(a) 12,669 408,068
Scilex Holding Co.*∞(a) 9,936 81,475
SIGA Technologies, Inc.(a) 7,082 40,722
Supernus Pharmaceuticals,
Inc.* 7,848 284,333
Tarsus Pharmaceuticals, Inc.* 3,050 38,338
Theravance Biopharma, Inc.* 10,140 110,019
Theseus Pharmaceuticals,
Inc.* 2,825 25,086

124 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Third Harmonic Bio, Inc.* 1,848 7,614
Ventyx Biosciences, Inc.*(a) 3,981 133,364
Xeris Biopharma Holdings,
Inc.*(a) 18,732 30,533
6,208,421
Professional Services 2.5%
Alight, Inc., Class A* 60,908 560,963
ASGN, Inc.* 7,689 635,650
Atlas Technical Consultants,
Inc.*(a) 2,940 35,839
Barrett Business Services, Inc. 1,088 96,440
CBIZ, Inc.* 7,442 368,305
Conduent, Inc.* 26,608 91,265
CRA International, Inc. 1,093 117,847
CSG Systems International,
Inc. 4,976 267,211
ExlService Holdings, Inc.* 5,078 821,773
Exponent, Inc. 8,031 800,610
First Advantage Corp.*(a) 9,422 131,531
Forrester Research, Inc.* 1,850 59,847
Franklin Covey Co.* 1,942 74,709
Heidrick & Struggles
International, Inc. 3,031 92,021
HireRight Holdings Corp.* 3,584 38,026
Huron Consulting Group, Inc.* 3,117 250,513
IBEX Holdings Ltd.* 1,393 33,989
ICF International, Inc.(a) 2,941 322,628
Insperity, Inc. 5,643 685,907
Kelly Services, Inc., Class A(a) 5,231 86,782
Kforce, Inc. 3,155 199,522
Korn Ferry 8,275 428,148
Legalzoom.com, Inc.* 15,407 144,518
Maximus, Inc. 9,544 751,113
NV5 Global, Inc.* 2,176 226,239
Planet Labs PBC*(a) 30,249 118,879
Red Violet, Inc.* 1,649 29,022
Resources Connection, Inc.(a) 5,026 85,744
Skillsoft Corp.*(a) 11,485 22,970
Spire Global, Inc.*(a) 17,696 11,821
Sterling Check Corp.*(a) 3,897 43,452
TriNet Group, Inc.*(a) 5,956 480,113
TrueBlue, Inc.*(a) 4,938 87,896
TTEC Holdings, Inc. 2,933 109,196
Upwork, Inc.* 19,225 217,627
Verra Mobility Corp.*(a) 21,957 371,512
Willdan Group, Inc.* 1,740 27,179
8,926,807
Real Estate Management & Development 0.6%
American Realty Investors,
Inc.*(a) 366 9,633
Anywhere Real Estate, Inc.*(a) 16,668 88,007
Compass, Inc., Class A*(a) 43,800 141,474
Cushman & Wakefield plc*(a) 24,045 253,434
DigitalBridge Group, Inc. 25,019 299,978
Doma Holdings, Inc.*(a) 32,438 13,219
Douglas Elliman, Inc. 11,246 34,975
eXp World Holdings, Inc.(a) 10,878 138,042
Forestar Group, Inc.*(a) 2,702 42,043
FRP Holdings, Inc.* 1,026 59,385
Common Stocks
Shares Value ($)
Real Estate Management & Development
Kennedy-Wilson Holdings, Inc. 18,583 308,292
Marcus & Millichap, Inc.(a) 4,048 129,981
Newmark Group, Inc., Class A 20,996 148,652
Offerpad Solutions, Inc.*(a) 9,659 5,090
RE/MAX Holdings, Inc., Class
A 2,763 51,834
Redfin Corp.*(a) 16,741 151,674
RMR Group, Inc. (The), Class
A 2,293 60,168
St Joe Co. (The)(a) 5,403 224,819
Stratus Properties, Inc. 834 16,680
Tejon Ranch Co.* 3,212 58,683
Transcontinental Realty
Investors, Inc.* 178 7,545
2,243,608
Residential REITs 0.5%
Apartment Investment and
Management Co., Class
A(a) 23,743 182,584
Bluerock Homes Trust, Inc.* 541 10,723
BRT Apartments Corp. 1,783 35,161
Centerspace 2,420 132,204
Clipper Realty, Inc. 2,440 14,005
Elme Communities 13,759 245,736
Independence Realty Trust,
Inc.(a) 35,606 570,764
NexPoint Residential Trust,
Inc. 3,552 155,116
UMH Properties, Inc. 8,685 128,451
Veris Residential, Inc.* 13,501 197,655
1,672,399
Retail REITs 1.5%
Acadia Realty Trust 12,772 178,169
Agree Realty Corp.(a) 13,744 942,976
Alexander's, Inc.(a) 354 68,588
CBL & Associates Properties,
Inc.(a) 4,285 109,867
Getty Realty Corp.(a) 5,685 204,831
InvenTrust Properties Corp. 10,747 251,480
Kite Realty Group Trust 34,292 717,389
Macerich Co. (The) 33,433 354,390
Necessity Retail REIT, Inc.
(The)(a) 21,186 133,048
NETSTREIT Corp.(a) 8,775 160,407
Phillips Edison & Co., Inc. 18,373 599,327
Retail Opportunity Investments
Corp. 18,889 263,691
RPT Realty 12,791 121,642
Saul Centers, Inc.(a) 1,879 73,281
SITE Centers Corp.(a) 30,619 376,001
Tanger Factory Outlet Centers,
Inc.(a) 16,153 317,083
Urban Edge Properties(a) 18,172 273,670
Urstadt Biddle Properties, Inc.,
Class A(a) 4,687 82,351
Whitestone REIT 7,196 66,203
5,294,394

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Inc., Class A* 7,303 85,445
Alpha & Omega
Semiconductor Ltd.*(a) 3,525 94,999
Ambarella, Inc.* 5,899 456,701
Amkor Technology, Inc. 16,063 417,959
Atomera, Inc.*(a) 3,914 24,932
Axcelis Technologies, Inc.* 5,143 685,305
AXT, Inc.*(a) 6,108 24,310
CEVA, Inc.* 3,680 111,982
Cohu, Inc.* 7,405 284,278
Credo Technology Group
Holding Ltd.*(a) 15,133 142,553
Diodes, Inc.* 7,000 649,320
FormFactor, Inc.* 12,193 388,347
Ichor Holdings Ltd.*(a) 4,397 143,958
Impinj, Inc.* 3,380 458,058
indie Semiconductor, Inc.,
Class A*(a) 16,848 177,746
Kulicke & Soffa Industries, Inc.
(a) 8,845 466,043
MACOM Technology Solutions
Holdings, Inc.* 8,537 604,761
MaxLinear, Inc.* 11,448 403,084
Onto Innovation, Inc.* 7,812 686,518
PDF Solutions, Inc.* 4,733 200,679
Photronics, Inc.* 9,491 157,361
Power Integrations, Inc. 8,933 756,089
Rambus, Inc.* 16,892 865,884
Rigetti Computing, Inc.* 12,013 8,690
Semtech Corp.*(a) 9,961 240,458
Silicon Laboratories, Inc.*(a) 4,984 872,649
SiTime Corp.* 2,558 363,824
SkyWater Technology, Inc.* 1,581 17,992
SMART Global Holdings,
Inc.*(a) 7,850 135,334
Synaptics, Inc.* 6,273 697,244
Transphorm, Inc.* 3,034 12,106
Ultra Clean Holdings, Inc.* 7,110 235,768
Veeco Instruments, Inc.* 7,946 167,899
11,038,276
Software 5.2%
8x8, Inc.*(a) 18,127 75,590
A10 Networks, Inc.(a) 9,944 154,033
ACI Worldwide, Inc.* 17,639 475,900
Adeia, Inc. 16,113 142,761
Agilysys, Inc.* 3,114 256,936
Alarm.com Holdings, Inc.* 7,572 380,720
Alkami Technology, Inc.* 5,618 71,124
Altair Engineering, Inc., Class
A*(a) 8,164 588,706
American Software, Inc., Class
A 5,153 64,979
Amplitude, Inc., Class A*(a) 8,966 111,537
Appfolio, Inc., Class A*(a) 3,071 382,278
Appian Corp., Class A* 6,277 278,573
Applied Digital Corp.*(a) 10,251 22,962
Arteris, Inc.* 2,394 10,127
Asana, Inc., Class A* 11,532 243,671
AvePoint, Inc.*(a) 21,253 87,562
Common Stocks
Shares Value ($)
Software
Blackbaud, Inc.* 7,308 506,444
Blackline, Inc.* 8,675 582,526
Blend Labs, Inc., Class A*(a) 32,202 32,080
Box, Inc., Class A* 22,034 590,291
C3.ai, Inc., Class A*(a) 9,347 313,779
Cerence, Inc.* 6,405 179,916
Cipher Mining, Inc.*(a) 5,528 12,880
Cleanspark, Inc.*(a) 11,887 33,046
Clear Secure, Inc., Class A(a) 10,204 267,039
CommVault Systems, Inc.* 6,980 396,045
Consensus Cloud Solutions,
Inc.*(a) 2,977 101,486
Couchbase, Inc.*(a) 4,401 61,878
CS Disco, Inc.* 3,146 20,889
Cvent Holding Corp.* 7,762 64,890
Digimarc Corp.*(a) 2,116 41,579
Digital Turbine, Inc.*(a) 15,084 186,438
Domo, Inc., Class B* 4,902 69,559
E2open Parent Holdings, Inc.* 31,125 181,148
Ebix, Inc.(a) 4,214 55,583
eGain Corp.* 3,411 25,890
Enfusion, Inc., Class A* 4,360 45,780
EngageSmart, Inc.*(a) 5,679 109,321
Envestnet, Inc.*(a) 6,895 404,530
Everbridge, Inc.* 6,350 220,155
EverCommerce, Inc.*(a) 3,476 36,776
ForgeRock, Inc., Class A*(a) 6,803 140,142
Greenidge Generation
Holdings, Inc.*(a) 1,302 589
Instructure Holdings, Inc.* 2,742 71,018
Intapp, Inc.* 2,361 105,867
InterDigital, Inc. 4,639 338,183
IronNet, Inc.*(a) 9,171 3,225
Kaleyra, Inc.*(a) 1,192 1,967
Latch, Inc.*(a) 15,343 11,693
LivePerson, Inc.* 11,291 49,793
LiveRamp Holdings, Inc.* 10,137 222,304
LiveVox Holdings, Inc.*(a) 4,142 12,799
Marathon Digital Holdings,
Inc.*(a) 18,353 160,038
Matterport, Inc.*(a) 36,076 98,487
MeridianLink, Inc.*(a) 3,451 59,702
MicroStrategy, Inc., Class
A*(a) 1,539 449,881
Mitek Systems, Inc.*(a) 6,778 65,001
Model N, Inc.*(a) 5,945 198,979
Momentive Global, Inc.* 20,523 191,274
N-able, Inc.*(a) 10,945 144,474
NextNav, Inc.*(a) 10,277 20,862
Olo, Inc., Class A*(a) 14,444 117,863
ON24, Inc.* 6,815 59,699
OneSpan, Inc.* 6,055 105,963
PagerDuty, Inc.*(a) 13,631 476,812
Porch Group, Inc.*(a) 13,709 19,604
PowerSchool Holdings, Inc.,
Class A* 7,309 144,864
Progress Software Corp.(a) 6,788 389,971
PROS Holdings, Inc.*(a) 6,687 183,224
Q2 Holdings, Inc.* 9,028 222,269
Qualys, Inc.* 6,074 789,741

126 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Rapid7, Inc.*(a) 9,395 431,324
Rimini Street, Inc.* 6,988 28,791
Riot Platforms, Inc.*(a) 25,290 252,647
Sapiens International Corp.
NV 4,880 105,994
SecureWorks Corp., Class
A*(a) 1,886 16,163
ShotSpotter, Inc.* 1,386 54,498
SolarWinds Corp.* 7,763 66,762
Sprout Social, Inc., Class A*(a) 7,407 450,938
SPS Commerce, Inc.* 5,736 873,593
Sumo Logic, Inc.*(a) 18,754 224,673
Telos Corp.*(a) 8,915 22,555
Tenable Holdings, Inc.* 17,607 836,509
Terawulf, Inc.*(a) 15,220 14,273
Upland Software, Inc.* 4,915 21,135
Varonis Systems, Inc.* 16,996 442,066
Verint Systems, Inc.* 10,289 383,162
Veritone, Inc.*(a) 5,268 30,712
Viant Technology, Inc., Class
A* 2,617 11,384
Weave Communications,
Inc.*(a) 5,682 28,240
WM Technology, Inc.*(a) 11,545 9,804
Workiva, Inc.* 7,533 771,455
Xperi, Inc.* 6,445 70,444
Yext, Inc.* 17,634 169,463
Zeta Global Holdings Corp.,
Class A*(a) 17,663 191,290
Zuora, Inc., Class A* 19,693 194,567
18,446,137
Specialized REITs 0.5%
Farmland Partners, Inc.(a) 7,688 82,262
Four Corners Property Trust,
Inc.(a) 13,235 355,492
Gladstone Land Corp.(a) 5,048 84,049
Outfront Media, Inc.(a) 23,045 374,020
PotlatchDeltic Corp. 12,554 621,423
Uniti Group, Inc.(a) 37,475 133,036
1,650,282
Specialty Retail 2.8%
1-800-Flowers.com, Inc.,
Class A* 4,483 51,554
Aaron's Co., Inc. (The)(a) 4,226 40,823
Abercrombie & Fitch Co.,
Class A* 7,739 214,757
Academy Sports & Outdoors,
Inc. 11,959 780,325
aka Brands Holding Corp.*(a) 1,357 739
American Eagle Outfitters, Inc. 24,241 325,799
America's Car-Mart, Inc.*(a) 917 72,636
Arko Corp.(a) 13,102 111,236
Asbury Automotive Group,
Inc.*(a) 3,486 732,060
BARK, Inc.*(a) 20,779 30,130
Bed Bath & Beyond, Inc.*(a) 11,592 4,954
Big 5 Sporting Goods Corp.(a) 3,349 25,754
Boot Barn Holdings, Inc.* 4,614 353,617
Buckle, Inc. (The) 4,728 168,742
Common Stocks
Shares Value ($)
Specialty Retail
Build-A-Bear Workshop, Inc. 2,007 46,643
Caleres, Inc.(a) 5,232 113,168
Camping World Holdings, Inc.,
Class A(a) 5,974 124,677
CarParts.com, Inc.* 8,128 43,404
Cato Corp. (The), Class A 2,624 23,196
Chico's FAS, Inc.* 18,712 102,916
Children's Place, Inc. (The)*(a) 1,935 77,884
Citi Trends, Inc.* 1,148 21,835
Conn's, Inc.* 2,428 14,714
Container Store Group, Inc.
(The)* 5,148 17,658
Designer Brands, Inc., Class
A(a) 7,747 67,709
Destination XL Group, Inc.*(a) 9,809 54,048
Duluth Holdings, Inc., Class B* 1,620 10,336
EVgo, Inc.*(a) 10,397 80,993
Express, Inc.*(a) 9,089 7,165
Foot Locker, Inc.(a) 12,680 503,269
Franchise Group, Inc.(a) 4,106 111,888
Genesco, Inc.* 1,978 72,949
Group 1 Automotive, Inc. 2,228 504,464
GrowGeneration Corp.* 8,995 30,763
Guess?, Inc.(a) 4,856 94,498
Haverty Furniture Cos., Inc. 2,220 70,840
Hibbett, Inc. 2,054 121,145
JOANN, Inc.(a) 1,605 2,552
Lands' End, Inc.*(a) 2,516 24,456
LL Flooring Holdings, Inc.* 4,458 16,940
Lulu's Fashion Lounge
Holdings, Inc.*(a) 2,363 5,624
MarineMax, Inc.*(a) 3,268 93,955
Monro, Inc. 4,902 242,306
Murphy USA, Inc. 3,169 817,760
National Vision Holdings,
Inc.*(a) 12,556 236,555
ODP Corp. (The)* 6,297 283,239
OneWater Marine, Inc., Class
A*(a) 1,715 47,969
Overstock.com, Inc.*(a) 6,896 139,782
PetMed Express, Inc.(a) 3,358 54,534
RealReal, Inc. (The)*(a) 17,016 21,440
Rent the Runway, Inc., Class
A*(a) 6,610 18,838
Revolve Group, Inc.*(a) 6,584 173,159
RumbleON, Inc., Class B*(a) 1,465 8,878
Sally Beauty Holdings, Inc.*(a) 17,134 266,948
Shoe Carnival, Inc.(a) 2,681 68,768
Signet Jewelers Ltd.(a) 7,098 552,082
Sleep Number Corp.* 3,403 103,485
Sonic Automotive, Inc., Class
A(a) 2,872 156,064
Sportsman's Warehouse
Holdings, Inc.* 6,151 52,160
Stitch Fix, Inc., Class A* 13,850 70,773
ThredUp, Inc., Class A*(a) 8,306 21,014
Tile Shop Holdings, Inc.*(a) 5,149 24,149
Tilly's, Inc., Class A*(a) 3,827 29,506
Torrid Holdings, Inc.*(a) 1,699 7,408

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Specialty Retail
TravelCenters of America,
Inc.*(a) 1,995 172,567
Upbound Group, Inc. 7,935 194,487
Urban Outfitters, Inc.*(a) 10,048 278,531
Warby Parker, Inc., Class A*(a) 12,858 136,166
Winmark Corp. 454 145,475
Zumiez, Inc.*(a) 2,532 46,690
9,743,548
Technology Hardware, Storage & Peripherals 0.4%
Avid Technology, Inc.*(a) 5,564 177,937
CompoSecure, Inc.*(a) 1,176 8,655
Corsair Gaming, Inc.*(a) 6,340 116,339
Diebold Nixdorf, Inc.*(a) 13,147 15,776
Eastman Kodak Co.*(a) 9,681 39,692
IonQ, Inc.*(a) 19,539 120,165
Super Micro Computer, Inc.*(a) 7,385 786,872
Turtle Beach Corp.* 2,558 25,631
Xerox Holdings Corp. 18,177 279,926
1,570,993
Textiles, Apparel & Luxury Goods 0.8%
Allbirds, Inc., Class A* 14,980 17,976
Crocs, Inc.* 9,555 1,208,134
Ermenegildo Zegna NV 9,006 122,842
Fossil Group, Inc.* 6,867 21,974
G-III Apparel Group Ltd.* 6,927 107,715
Kontoor Brands, Inc.(a) 8,694 420,703
Movado Group, Inc. 2,318 66,689
Oxford Industries, Inc.(a) 2,405 253,944
PLBY Group, Inc.*(a) 6,587 13,042
Rocky Brands, Inc.(a) 1,191 27,476
Steven Madden Ltd.(a) 12,167 438,012
Superior Group of Cos., Inc. 1,903 14,977
Unifi, Inc.* 2,115 17,280
Wolverine World Wide, Inc. 12,262 209,067
2,939,831
Tobacco 0.2%
22nd Century Group, Inc.*(a) 22,706 17,461
Turning Point Brands, Inc. 2,182 45,822
Universal Corp. 3,791 200,506
Vector Group Ltd. 23,079 277,179
540,968
Trading Companies & Distributors 1.8%
Alta Equipment Group, Inc. 3,211 50,894
Applied Industrial
Technologies, Inc. 6,003 853,207
Beacon Roofing Supply, Inc.* 8,085 475,802
BlueLinx Holdings, Inc.* 1,371 93,173
Boise Cascade Co. 6,187 391,328
Custom Truck One Source,
Inc.*(a) 9,095 61,755
Distribution Solutions Group,
Inc.* 778 35,368
DXP Enterprises, Inc.* 2,432 65,470
GATX Corp. 5,561 611,821
Global Industrial Co. 2,179 58,484
GMS, Inc.* 6,618 383,116
H&E Equipment Services, Inc. 5,042 223,008
Herc Holdings, Inc.(a) 3,951 450,019
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Hudson Technologies, Inc.* 6,555 57,225
Karat Packaging, Inc. 1,070 14,263
McGrath RentCorp 3,817 356,164
MRC Global, Inc.* 13,299 129,266
NOW, Inc.* 17,326 193,185
Rush Enterprises, Inc., Class A 6,552 357,739
Rush Enterprises, Inc., Class
B 1,004 60,130
Textainer Group Holdings Ltd. 7,011 225,123
Titan Machinery, Inc.* 3,102 94,456
Transcat, Inc.*(a) 1,143 102,173
Triton International Ltd.(a) 9,093 574,860
Veritiv Corp. 2,067 279,334
Xometry, Inc., Class A*(a) 5,429 81,272
6,278,635
Water Utilities 0.5%
American States Water Co.(a) 5,776 513,429
Artesian Resources Corp.,
Class A(a) 1,357 75,124
California Water Service
Group(a) 8,617 501,509
Global Water Resources, Inc. 2,173 27,010
Middlesex Water Co. 2,256 176,239
Pure Cycle Corp.* 3,202 30,259
SJW Group(a) 4,246 323,248
York Water Co. (The) 2,222 99,323
1,746,141
Wireless Telecommunication Services 0.1%
Gogo, Inc.* 8,041 116,594
KORE Group Holdings,
Inc.*(a) 9,022 11,007
Shenandoah
Telecommunications Co.(a) 7,705 146,549
Telephone & Data Systems,
Inc. 16,082 169,022
United States Cellular
Corp.*(a) 2,307 47,824
490,996
Total Common Stocks
(cost $304,217,537) 363,873,737
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*∞(a) 97 100
100
Metals & Mining 0.0%
†
PolyMet Mining Corp., expiring
4/4/2023* 3,769 10
Total Rights
(cost $6,480) 110

128 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
Repurchase Agreements 4.7%
Principal
Amount ($) Value ($)
Bank of America NA,
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $3,001,206,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 7/20/2049; total
market value $3,060,000.
(b) 3,000,000 3,000,000
BofA Securities, Inc.,
4.82%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,000,402,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
3/31/2025 - 9/30/2025;
total market value
$1,020,001.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023,
due 4/3/2023, repurchase
price $2,626,183,
collateralized by U.S.
Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $2,677,633.
(b) 2,625,130 2,625,130
Credit Suisse AG,
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $6,002,400,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
4/4/2023 - 2/15/2050; total
market value $6,122,448.
(b) 6,000,000 6,000,000
MetLife, Inc.,
4.80%, dated 3/31/2023,
due 4/3/2023, repurchase
price $3,001,200,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2032 -
2/15/2051; total market
value $3,061,633.(b) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.83%, dated 3/31/2023,
due 4/3/2023, repurchase
price $1,000,403,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
7/16/2023 - 2/20/2073;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $16,625,130) 16,625,130
Total Investments
(cost $320,849,147) — 107.3% 380,498,977
Liabilities in excess of other assets — (7.3)% (26,020,827)
NET ASSETS — 100.0%
$ 354,478,150
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $106,732,163, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $16,625,130 and by $91,258,742 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$107,883,872.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $16,625,130.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 129
Futures contracts outstanding as of March 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 42 6/2023 USD 3,808,350 103,446
Net contracts 103,446
As of March 31, 2023, the Fund had $280,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

130 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 131
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,966,593 $ – $ – $ 3,966,593
Air Freight & Logistics 1,119,838 – – 1,119,838
Automobile Components 5,359,510 – – 5,359,510
Automobiles 584,313 – – 584,313
Banks 30,624,920 – – 30,624,920
Beverages 2,204,328 – – 2,204,328
Biotechnology 24,250,968 – – 24,250,968
Broadline Retail 375,448 – – 375,448
Building Products 5,273,125 – – 5,273,125
Capital Markets 6,058,434 – – 6,058,434
Chemicals 7,913,788 – – 7,913,788
Commercial Services & Supplies 5,533,660 – – 5,533,660
Communications Equipment 2,985,921 – – 2,985,921
Construction & Engineering 6,079,817 – – 6,079,817
Construction Materials 587,359 – – 587,359
Consumer Finance 2,575,150 – – 2,575,150
Consumer Staples Distribution & Retail 2,172,586 – – 2,172,586
Containers & Packaging 1,265,777 – – 1,265,777
Distributors 70,029 – – 70,029
Diversified Consumer Services 3,662,691 – – 3,662,691
Diversified REITs 2,234,352 – – 2,234,352
Diversified Telecommunication Services 2,691,414 – – 2,691,414
Electric Utilities 2,861,363 – – 2,861,363
Electrical Equipment 5,608,877 – – 5,608,877
Electronic Equipment, Instruments &
Components 9,373,015 – – 9,373,015
Energy Equipment & Services 7,386,925 – – 7,386,925
Entertainment 1,394,145 – – 1,394,145
Financial Services 6,809,765 – – 6,809,765
Food Products 4,588,675 – – 4,588,675
Gas Utilities 3,969,268 – – 3,969,268
Ground Transportation 2,458,752 – – 2,458,752
Health Care Equipment & Supplies 14,226,446 – – 14,226,446
Health Care Providers & Services 9,147,812 – – 9,147,812
Health Care REITs 2,204,626 – – 2,204,626
Health Care Technology 1,951,536 – – 1,951,536
Hotel & Resort REITs 3,225,062 – – 3,225,062
Hotels, Restaurants & Leisure 10,025,613 – – 10,025,613
Household Durables 7,001,628 – – 7,001,628
Household Products 1,092,272 – – 1,092,272
Independent Power and Renewable
Electricity Producers 1,665,763 – – 1,665,763
Industrial Conglomerates 78,130 – – 78,130
Industrial REITs 2,772,049 – – 2,772,049
Insurance 7,752,975 – – 7,752,975
Interactive Media & Services 2,727,053 – – 2,727,053
IT Services 1,724,137 – – 1,724,137
Leisure Products 1,693,946 – – 1,693,946
Life Sciences Tools & Services 2,580,132 – – 2,580,132
Machinery 14,660,544 – – 14,660,544
Marine Transportation 878,944 – – 878,944
Media 2,732,934 – – 2,732,934
Metals & Mining 6,602,059 – – 6,602,059
Mortgage Real Estate Investment Trusts
(REITs) 4,052,136 – – 4,052,136
Multi-Utilities 1,795,179 – – 1,795,179
Office REITs 1,622,748 – – 1,622,748
Oil, Gas & Consumable Fuels 16,102,037 – – 16,102,037
Paper & Forest Products 364,695 – – 364,695
Passenger Airlines 1,172,790 – – 1,172,790

132 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Small Cap Index Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies
Level 1 Level 2 Level 3 Total
Assets:
Personal Care Products $ 3,188,249 $ – $ – $ 3,188,249
Pharmaceuticals 6,126,946 81,475 – 6,208,421
Professional Services 8,926,807 – – 8,926,807
Real Estate Management & Development 2,243,608 – – 2,243,608
Residential REITs 1,672,399 – – 1,672,399
Retail REITs 5,294,394 – – 5,294,394
Semiconductors & Semiconductor
Equipment 11,038,276 – – 11,038,276
Software 18,446,137 – – 18,446,137
Specialized REITs 1,650,282 – – 1,650,282
Specialty Retail 9,743,548 – – 9,743,548
Technology Hardware, Storage & Peripherals 1,570,993 – – 1,570,993
Textiles, Apparel & Luxury Goods 2,939,831 – – 2,939,831
Tobacco 540,968 – – 540,968
Trading Companies & Distributors 6,278,635 – – 6,278,635
Water Utilities 1,746,141 – – 1,746,141
Wireless Telecommunication Services 490,996 – – 490,996
Total Common Stocks $ 363,792,262 $ 81,475 $ – $ 363,873,737
Futures Contracts 103,446 – – 103,446
Repurchase Agreements – 16,625,130 – 16,625,130
Rights   10 100 – 110
Total $ 363,895,718 $ 16,706,705 $ – $ 380,602,423
As of March 31, 2023, the Fund held one rights investment that was categorized as a Level 3 investment which was valued at
$0.
Rights Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 15,516 15,516
Purchases — —
Sales (15,516) (15,516)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 3/31/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 3/31/2023 ** $ — $ —

NVIT Small Cap Index Fund - March 31, 2023 (Unaudited) - Statement of Investments - 133
as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 103,446
Total $ 103,446
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Columbia Overseas Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 96.7%
Shares Value ($)
AUSTRALIA 2.4%
Hotels, Restaurants & Leisure 0.8%
Flutter Entertainment plc * 10,529 1,915,017
Metals & Mining 1.6%
Northern Star Resources Ltd. 462,771 3,788,276
5,703,293
BRAZIL 0.3%
Passenger Airlines 0.3%
Azul SA, ADR *(a) 94,881 678,399
CANADA 5.1%
Chemicals 0.6%
Nutrien Ltd. (a) 18,629 1,375,752
Consumer Staples Distribution & Retail 1.7%
Alimentation Couche-Tard, Inc. 80,960 4,070,464
Metals & Mining 0.7%
Teck Resources Ltd.
, Class B
47,474 1,732,801
Oil, Gas & Consumable Fuels 2.1%
Cameco Corp. (a) 105,611 2,763,840
Teekay Tankers Ltd.
, Class A
* 20,199 867,143
Vermilion Energy, Inc. (a) 96,700 1,254,199
4,885,182
12,064,199
CHINA 1.8%
Banks 0.6%
Industrial & Commercial Bank of
China Ltd.
, Class H
2,738,000 1,457,680
Water Utilities 1.2%
Guangdong Investment Ltd. (a) 2,832,000 2,903,513
4,361,193
FINLAND 1.8%
Paper & Forest Products 1.8%
UPM- Kymmene OYJ * 125,049 4,199,340
FRANCE 10.4%
Banks 2.0%
BNP Paribas SA 80,090 4,790,162
Biotechnology 0.0%
†
DBV Technologies SA, ADR *(a) 30,998 52,387
Construction & Engineering 1.2%
Eiffage SA 26,538 2,872,739
Insurance 2.7%
AXA SA 208,739 6,382,577
Multi-Utilities 0.9%
Engie SA (a) 142,293 2,250,321
Oil, Gas & Consumable Fuels 3.6%
TotalEnergies SE 143,287 8,454,329
24,802,515
GERMANY 4.2%
Automobiles 0.6%
Mercedes-Benz Group AG 19,330 1,484,888
Machinery 1.5%
Duerr AG 65,983 2,364,345
KION Group AG 29,036 1,121,649
3,485,994
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 1.4%
E.ON SE 274,799 3,427,776
Pharmaceuticals 0.7%
Bayer AG (Registered) 25,617 1,631,701
10,030,359
GREECE 0.8%
Banks 0.8%
Piraeus Financial Holdings SA * 915,274 1,996,570
HONG KONG 1.3%
Food Products 1.3%
WH Group Ltd. Reg. S (b) 5,205,877 3,094,204
IRELAND 1.0%
Banks 1.0%
Bank of Ireland Group plc 236,074 2,388,868
Biotechnology 0.0%
†
Amarin Corp. plc, ADR *(a) 27,124 40,686
2,429,554
ISRAEL 3.2%
Banks 0.9%
Bank Hapoalim BM 253,174 2,108,269
Diversified Telecommunication Services 0.6%
Bezeq The Israeli
Telecommunication Corp. Ltd. 1,083,389 1,476,939
Software 1.7%
Check Point Software
Technologies Ltd. * 31,440 4,087,200
7,672,408
JAPAN 18.8%
Automobile Components 0.6%
Koito Manufacturing Co. Ltd. 81,400 1,541,781
Automobiles 1.2%
Toyota Motor Corp. (a) 203,800 2,901,137
Banks 2.8%
Mebuki Financial Group, Inc. (a) 594,200 1,456,839
Sumitomo Mitsui Financial Group,
Inc. 127,400 5,108,420
6,565,259
Construction & Engineering 0.5%
Kinden Corp. 107,500 1,293,437
Consumer Staples Distribution & Retail 1.8%
MatsukiyoCocokara & Co. 80,600 4,268,688
Diversified Telecommunication Services 1.2%
Nippon Telegraph & Telephone
Corp. 95,500 2,852,346
Electronic Equipment, Instruments & Components 1.3%
Daiwabo Holdings Co. Ltd. (a) 180,600 2,981,663
Financial Services 1.8%
ORIX Corp. 252,300 4,161,083
Health Care Providers & Services 0.8%
Ship Healthcare Holdings, Inc. (a) 108,500 1,997,713

2 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Insurance 1.2%
Dai-ichi Life Holdings, Inc. (a) 160,400 2,947,147
Machinery 0.3%
Takuma Co. Ltd. 77,600 779,698
Pharmaceuticals 2.0%
Takeda Pharmaceutical Co. Ltd. 145,300 4,772,471
Trading Companies & Distributors 3.3%
ITOCHU Corp. (a) 150,300 4,894,217
Marubeni Corp. 196,500 2,671,129
7,565,346
44,627,769
NETHERLANDS 10.6%
Banks 2.2%
ING Groep NV 443,278 5,273,712
Consumer Staples Distribution & Retail 2.5%
Koninklijke Ahold Delhaize NV 172,835 5,911,898
Insurance 1.8%
ASR Nederland NV 109,709 4,373,371
Oil, Gas & Consumable Fuels 4.1%
Shell plc 333,050 9,537,122
25,096,103
NORWAY 0.9%
Food Products 0.9%
Leroy Seafood Group ASA 392,664 2,041,564
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 2.6%
Electronic Equipment, Instruments & Components 2.0%
Venture Corp. Ltd. 342,200 4,558,219
Oil, Gas & Consumable Fuels 0.6%
BW LPG Ltd. Reg. S (b) 204,770 1,540,505
6,098,724
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Sibanye Stillwater Ltd., ADR (a) 116,262 967,300
SOUTH KOREA 0.8%
Broadline Retail 0.2%
Hyundai Home Shopping Network
Corp. 12,182 454,554
Textiles, Apparel & Luxury Goods 0.6%
Youngone Corp. 40,769 1,434,870
1,889,424
SPAIN 3.6%
Banks 2.4%
Banco Santander SA 1,511,523 5,630,735
Electric Utilities 1.0%
Endesa SA 114,566 2,487,759
Energy Equipment & Services 0.2%
Tecnicas Reunidas SA * 40,115 440,179
8,558,673
Common Stocks
Shares Value ($)
SWEDEN 0.6%
Entertainment 0.4%
Stillfront Group AB *(a) 438,620 847,809
Real Estate Management & Development 0.2%
Samhallsbyggnadsbolaget i
Norden AB (a) 420,581 576,615
1,424,424
SWITZERLAND 3.0%
Capital Markets 0.6%
UBS Group AG (Registered) 64,021 1,351,877
Pharmaceuticals 2.4%
Novartis AG (Registered) 63,208 5,802,803
7,154,680
TAIWAN 1.1%
Insurance 1.1%
Fubon Financial Holding Co. Ltd. 1,357,610 2,533,081
UNITED KINGDOM 13.7%
Capital Markets 1.2%
TP ICAP Group plc 1,278,819 2,841,465
Diversified Telecommunication Services 2.7%
BT Group plc 1,860,675 3,348,022
Liberty Global plc
, Class C
*(a) 146,338 2,982,368
6,330,390
Energy Equipment & Services 0.2%
John Wood Group plc * 218,514 540,649
Household Durables 0.2%
Crest Nicholson Holdings plc 149,934 404,259
Industrial Conglomerates 1.3%
DCC plc 53,443 3,119,149
Insurance 1.0%
Just Group plc 2,301,228 2,437,510
Oil, Gas & Consumable Fuels 1.1%
BP plc 409,421 2,592,022
Pharmaceuticals 0.8%
AstraZeneca plc, ADR 27,687 1,921,755
Tobacco 3.4%
British American Tobacco plc 177,852 6,232,779
Imperial Brands plc 81,962 1,884,893
8,117,672
Wireless Telecommunication Services 1.8%
Vodafone Group plc 3,901,618 4,312,414
32,617,285
UNITED STATES 8.3%
Biotechnology 0.2%
Insmed , Inc. *(a) 17,326 295,408
Sage Therapeutics, Inc. *(a) 5,153 216,220
511,628
Chemicals 0.6%
Livent Corp. *(a) 65,711 1,427,243
Financial Services 1.1%
Burford Capital Ltd. (a) 239,886 2,653,139
Food Products 0.5%
JBS SA 342,458 1,206,064

NVIT Columbia Overseas Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Equipment & Supplies 0.0%
†
Quotient Ltd. *(a) 2,052 86
Oil, Gas & Consumable Fuels 1.8%
Diversified Energy Co. plc Reg. S 2,719,949 3,179,334
Energy Fuels, Inc. *(a) 193,055 1,077,247
4,256,581
Pharmaceuticals 4.1%
Jazz Pharmaceuticals plc * 26,821 3,924,717
Sanofi 52,652 5,733,917
9,658,634
19,713,375
Total Common Stocks
(cost $193,992,539) 229,754,436
Exchange Traded Fund 1.7%
UNITED STATES 1.7%
iShares MSCI EAFE Value ETF (a) 81,889 3,974,073
Total Exchange Traded Fund
(cost $3,876,121) 3,974,073
Repurchase Agreements 7.6%
Principal
Amount ($)
Bank of America NA, 4.82%,
dated 3/31/2023, due
4/3/2023, repurchase price
$1,000,402, collateralized
by U.S. Government Agency
Securities,3.50%, maturing
7/20/2049; total market value
$1,020,000.(c) 1,000,000 1,000,000
BofA Securities, Inc., 4.82%,
dated 3/31/2023, due
4/3/2023, repurchase price
$5,002,009, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
3/31/2025 - 9/30/2025; total
market value $5,100,006.(c) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023, due
4/3/2023, repurchase price
$6,818,912, collateralized
by U.S. Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $6,952,503.(c) 6,816,179 6,816,179
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG, 4.80%,
dated 3/31/2023, due
4/3/2023, repurchase price
$2,000,801, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
4/4/2023 - 2/15/2050; total
market value $2,040,816.(c) 2,000,000 2,000,000
MetLife, Inc., 4.80%, dated
3/31/2023, due 4/3/2023,
repurchase price $600,240,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
8/15/2032 - 2/15/2051; total
market value $612,327.(c) 600,000 600,000
Pershing LLC, 4.83%, dated
3/31/2023, due 4/3/2023,
repurchase price $2,701,087,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
7/16/2023 - 2/20/2073; total
market value $2,754,000.(c) 2,700,000 2,700,000
Total Repurchase Agreements
(cost $18,116,179) 18,116,179
Total Investments
(cost $215,984,839) — 106.0% 251,844,688
Liabilities in excess of other assets — (6.0)% (14,268,017)
NET ASSETS — 100.0%
$ 237,576,671

4 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Columbia Overseas Value Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $27,536,733, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $18,116,179 and by $10,633,904 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2023 – 11/15/2052, a total value of
$28,750,083.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $4,634,709 which represents 1.95% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $18,116,179.
ADR American Depositary Receipt
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
Forward Foreign Currency Contracts outstanding as of March 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 637,000 USD 462,948 Goldman Sachs International 4/27/2023 8,537
CHF 1,791,000 USD 1,912,309 Goldman Sachs International 4/27/2023 50,025
DKK 6,668,000 USD 953,837 Goldman Sachs International 4/27/2023 18,309
EUR 2,659,000 USD 2,828,367 Goldman Sachs International 4/27/2023 59,027
NOK 7,644,000 USD 717,823 Goldman Sachs International 4/27/2023 13,061
NZD 747,000 USD 463,127 Goldman Sachs International 4/27/2023 3,992
SEK 62,407,000 USD 5,962,690 Goldman Sachs International 4/27/2023 57,969
USD 1,191,177 NOK 12,416,000 Goldman Sachs International 4/27/2023 4,017
Total unrealized appreciation 214,937
AUD 19,859,000 USD 13,363,618 Goldman Sachs International 4/27/2023 (77,956)
NOK 12,235,000 USD 1,174,838 Goldman Sachs International 4/27/2023 (4,985)
USD 7,431,285 CAD 10,131,000 Goldman Sachs International 4/27/2023 (67,324)
USD 460,638 CHF 422,000 Goldman Sachs International 4/27/2023 (1,732)
USD 476,128 EUR 448,000 Goldman Sachs International 4/27/2023 (10,353)
USD 1,894,551 KRW 2,492,093,000 Goldman Sachs International
**
4/27/2023 (22,506)
USD 695,333 NOK 7,463,000 Goldman Sachs International 4/27/2023 (18,244)
USD 2,613,978 SGD 3,528,000 Goldman Sachs International 4/27/2023 (38,976)
USD 2,615,880 TWD 80,059,000 Goldman Sachs International
**
4/27/2023 (20,103)
Total unrealized depreciation (262,179)
Net unrealized depreciation (47,242)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
KRW South Korean won
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
TWD Taiwan new dollar
USD United States dollar

NVIT Columbia Overseas Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

6 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Columbia Overseas Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Automobile Components $ – $ 1,541,781 $ – $ 1,541,781
Automobiles – 4,386,025 – 4,386,025
Banks – 30,211,255 – 30,211,255
Biotechnology 604,701 – – 604,701
Broadline Retail – 454,554 – 454,554
Capital Markets – 4,193,342 – 4,193,342
Chemicals 2,802,995 – – 2,802,995
Construction & Engineering – 4,166,176 – 4,166,176
Consumer Staples Distribution & Retail 4,070,464 10,180,586 – 14,251,050
Diversified Telecommunication Services 2,982,368 7,677,307 – 10,659,675
Electric Utilities – 2,487,759 – 2,487,759
Electronic Equipment, Instruments &
Components – 7,539,882 – 7,539,882
Energy Equipment & Services – 980,828 – 980,828
Entertainment – 847,809 – 847,809
Financial Services 2,653,139 4,161,083 – 6,814,222
Food Products 1,206,064 5,135,768 – 6,341,832
Health Care Equipment & Supplies 86 – – 86
Health Care Providers & Services – 1,997,713 – 1,997,713
Hotels, Restaurants & Leisure – 1,915,017 – 1,915,017
Household Durables – 404,259 – 404,259
Industrial Conglomerates – 3,119,149 – 3,119,149
Insurance – 18,673,686 – 18,673,686
Machinery – 4,265,692 – 4,265,692
Metals & Mining 2,700,101 3,788,276 – 6,488,377
Multi-Utilities – 5,678,097 – 5,678,097
Oil, Gas & Consumable Fuels 5,962,429 25,303,312 – 31,265,741
Paper & Forest Products – 4,199,340 – 4,199,340
Passenger Airlines 678,399 – – 678,399
Pharmaceuticals 5,846,472 17,940,892 – 23,787,364
Real Estate Management & Development – 576,615 – 576,615
Software 4,087,200 – – 4,087,200
Textiles, Apparel & Luxury Goods – 1,434,870 – 1,434,870
Tobacco – 8,117,672 – 8,117,672
Trading Companies & Distributors – 7,565,346 – 7,565,346
Water Utilities – 2,903,513 – 2,903,513
Wireless Telecommunication Services – 4,312,414 – 4,312,414
Total Common Stocks $ 33,594,418 $ 196,160,018 $ – $ 229,754,436
Exchange Traded Fund 3,974,073 – – 3,974,073
Forward Foreign Currency Contracts – 214,937 – 214,937
Repurchase Agreements – 18,116,179 – 18,116,179
Total Assets $ 37,568,491 $ 214,491,134 $ – $ 252,059,625
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (262,179) $ – $ (262,179)
Total Liabilities $ – $ (262,179) $ – $ (262,179)
Total $ 37,568,491 $ 214,228,955 $ – $ 251,797,446
As of March 31, 2023, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Columbia Overseas Value Fund - March 31, 2023 (Unaudited) - Statement of Investments - 7
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2023:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 214,937
Total $ 214,937
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (262,179)
Total $ (262,179)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT NS Partners International Focused Growth Fund
Common Stocks 99.6%
Shares Value ($)
AUSTRALIA 4.0%
Capital Markets 1.6%
Macquarie Group Ltd. 31,444 3,704,181
Industrial REITs 2.4%
Goodman Group 426,078 5,418,911
9,123,092
CHINA 3.1%
Beverages 1.8%
Budweiser Brewing Co. APAC Ltd.
Reg. S (a) 1,362,200 4,136,677
Broadline Retail 1.3%
Alibaba Group Holding Ltd., ADR * 28,058 2,866,966
7,003,643
DENMARK 4.0%
Pharmaceuticals 4.0%
Novo Nordisk A/S
, Class B
57,216 9,079,755
FAROE ISLANDS 2.9%
Food Products 2.9%
Bakkafrost P/F 102,812 6,664,956
FRANCE 13.7%
Aerospace & Defense 2.9%
Airbus SE 49,385 6,615,925
Beverages 2.0%
Remy Cointreau SA 24,834 4,526,271
Personal Care Products 3.5%
L'Oreal SA 17,397 7,783,451
Software 2.0%
Dassault Systemes SE 108,988 4,501,200
Textiles, Apparel & Luxury Goods 3.3%
Hermes International 3,745 7,585,916
31,012,763
HONG KONG 7.1%
Capital Markets 1.5%
Hong Kong Exchanges & Clearing
Ltd. 74,600 3,311,103
Insurance 5.6%
AIA Group Ltd. 578,600 6,079,571
Prudential plc 487,280 6,664,187
12,743,758
16,054,861
INDIA 1.4%
Banks 1.4%
HDFC Bank Ltd., ADR 48,326 3,221,894
JAPAN 15.5%
Electronic Equipment, Instruments & Components 3.0%
Keyence Corp. 14,100 6,912,759
Health Care Equipment & Supplies 6.3%
Hoya Corp. 61,100 6,756,633
Olympus Corp. 214,800 3,772,328
Terumo Corp. 147,100 3,971,182
14,500,143
Household Durables 2.7%
Sony Group Corp. 66,400 6,036,705
Common Stocks
Shares Value ($)
JAPAN
Professional Services 2.5%
Recruit Holdings Co. Ltd. 204,900 5,679,335
Semiconductors & Semiconductor Equipment 1.0%
Lasertec Corp. 13,100 2,322,396
35,451,338
NETHERLANDS 10.8%
Entertainment 2.7%
Universal Music Group NV 246,926 6,242,048
Financial Services 1.9%
Adyen NV Reg. S *(a) 2,670 4,233,597
Professional Services 3.2%
Wolters Kluwer NV 56,785 7,165,644
Semiconductors & Semiconductor Equipment 3.0%
ASM International NV 4,315 1,752,289
ASML Holding NV 7,477 5,108,996
6,861,285
24,502,574
NEW ZEALAND 1.8%
Software 1.8%
Xero Ltd. * 66,414 4,019,377
SINGAPORE 1.0%
Banks 1.0%
DBS Group Holdings Ltd. 87,900 2,184,510
SOUTH KOREA 1.5%
Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co. Ltd.,
GDR Reg. S 2,732 3,377,286
SPAIN 6.3%
Diversified Telecommunication Services 2.6%
Cellnex Telecom SA Reg. S (a) 149,858 5,833,342
Hotels, Restaurants & Leisure 2.2%
Amadeus IT Group SA * 74,929 5,016,996
Specialty Retail 1.5%
Industria de Diseno Textil SA 103,160 3,464,408
14,314,746
SWITZERLAND 6.7%
Chemicals 3.9%
Givaudan SA (Registered) 1,158 3,773,450
Sika AG (Registered) 17,880 5,018,668
8,792,118
Life Sciences Tools & Services 2.8%
Lonza Group AG (Registered) 10,644 6,401,995
15,194,113
TAIWAN 2.7%
Semiconductors & Semiconductor Equipment 2.7%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 66,671 6,201,736
UNITED KINGDOM 3.9%
Capital Markets 1.0%
London Stock Exchange Group plc 23,365 2,270,711

NVIT NS Partners International Focused Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 2.9%
AstraZeneca plc 46,829 6,499,872
8,770,583
UNITED STATES 13.2%
Biotechnology 2.8%
CSL Ltd. 32,649 6,299,575
Electrical Equipment 2.3%
Schneider Electric SE 31,079 5,195,444
Food Products 5.3%
Nestle SA (Registered) 98,569 12,032,989
Professional Services 2.8%
Experian plc 195,837 6,446,018
29,974,026
Total Investments
(cost $204,251,433) — 99.6% 226,151,253
Other assets in excess of liabilities — 0.4% 1,021,981
NET ASSETS — 100.0%
$ 227,173,234
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $14,203,616 which represents 6.25% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

10 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT NS Partners International Focused Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT NS Partners International Focused Growth Fund - March 31, 2023 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,615,925 $ – $ 6,615,925
Banks 3,221,894 2,184,510 – 5,406,404
Beverages – 8,662,948 – 8,662,948
Biotechnology – 6,299,575 – 6,299,575
Broadline Retail 2,866,966 – – 2,866,966
Capital Markets – 9,285,995 – 9,285,995
Chemicals – 8,792,118 – 8,792,118
Diversified Telecommunication Services – 5,833,342 – 5,833,342
Electrical Equipment – 5,195,444 – 5,195,444
Electronic Equipment, Instruments &
Components – 6,912,759 – 6,912,759
Entertainment – 6,242,048 – 6,242,048
Financial Services – 4,233,597 – 4,233,597
Food Products – 18,697,945 – 18,697,945
Health Care Equipment & Supplies – 14,500,143 – 14,500,143
Hotels, Restaurants & Leisure – 5,016,996 – 5,016,996
Household Durables – 6,036,705 – 6,036,705
Industrial REITs – 5,418,911 – 5,418,911
Insurance – 12,743,758 – 12,743,758
Life Sciences Tools & Services – 6,401,995 – 6,401,995
Personal Care Products – 7,783,451 – 7,783,451
Pharmaceuticals – 15,579,627 – 15,579,627
Professional Services – 19,290,997 – 19,290,997
Semiconductors & Semiconductor
Equipment 6,201,736 9,183,681 – 15,385,417
Software – 8,520,577 – 8,520,577
Specialty Retail – 3,464,408 – 3,464,408
Technology Hardware, Storage & Peripherals – 3,377,286 – 3,377,286
Textiles, Apparel & Luxury Goods – 7,585,916 – 7,585,916
Total $ 12,290,596 $ 213,860,657 $ – $ 226,151,253
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks 98.0%
Shares Value ($)
ARGENTINA 0.1%
Hotels, Restaurants & Leisure 0.1%
Despegar.com Corp. * 53,053 325,745
BRAZIL 3.5%
Banks 1.3%
Banco Bradesco SA, ADR 821,532 2,152,414
Itau Unibanco Holding SA, ADR 783,390 3,815,110
5,967,524
Broadline Retail 0.7%
MercadoLibre, Inc. *(a) 2,669 3,517,902
Ground Transportation 0.2%
Localiza Rent a Car SA 80,212 845,095
Rumo SA 76,700 285,254
1,130,349
Interactive Media & Services 0.0%
†
VTEX
, Class A
*(a) 13,667 52,481
Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA, ADR 319,400 3,331,342
Software 0.4%
TOTVS SA 374,322 2,079,710
Specialty Retail 0.2%
Lojas Renner SA 268,479 877,723
16,957,031
CHILE 1.1%
Banks 0.5%
Banco Santander Chile 53,809,892 2,386,240
Chemicals 0.6%
Sociedad Quimica y Minera de
Chile SA, ADR 36,288 2,941,506
5,327,746
CHINA 34.4%
Automobiles 1.0%
NIO, Inc., ADR * 462,500 4,860,875
Beverages 1.5%
Kweichow Moutai Co. Ltd.
, Class A
27,700 7,322,324
Broadline Retail 5.0%
Alibaba Group Holding Ltd. * 1,617,969 20,576,858
JD.com, Inc.
, Class A
176,911 3,877,300
24,454,158
Capital Markets 0.4%
East Money Information Co. Ltd.
,
Class A
730,300 2,141,880
Construction Materials 0.6%
China National Building Material
Co. Ltd.
, Class H
3,402,000 2,790,242
Diversified Consumer Services 0.8%
China Education Group Holdings
Ltd. Reg. S (a) 4,142,000 4,010,184
Electrical Equipment 1.9%
Contemporary Amperex
Technology Co. Ltd.
, Class A
71,900 4,282,534
NARI Technology Co. Ltd.
, Class A
1,244,493 4,916,911
9,199,445
Common Stocks
Shares Value ($)
CHINA
Electronic Equipment, Instruments & Components 0.9%
Zhejiang Supcon Technology Co.
Ltd.
, Class A
272,319 4,119,767
Entertainment 1.8%
NetEase, Inc. 488,003 8,625,531
Food Products 0.3%
China Mengniu Dairy Co. Ltd. * 377,000 1,546,050
Health Care Equipment & Supplies 1.4%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
, Class A
148,100 6,749,775
Hotels, Restaurants & Leisure 1.9%
Meituan
, Class B
Reg. S *(b) 510,120 9,265,626
Household Durables 0.6%
Haier Smart Home Co. Ltd.
, Class
H
914,800 2,868,809
Interactive Media & Services 5.0%
Kuaishou Technology Reg. S *(b) 496,600 3,793,156
Tencent Holdings Ltd. 428,700 20,947,716
24,740,872
IT Services 0.8%
GDS Holdings Ltd., ADR *(a) 27,117 506,003
GDS Holdings Ltd.
, Class A
* 1,105,700 2,605,076
Vnet Group, Inc., ADR *(a) 186,351 603,777
3,714,856
Life Sciences Tools & Services 1.3%
Hangzhou Tigermed Consulting
Co. Ltd.
, Class H
Reg. S (b) 414,600 3,905,938
Wuxi Biologics Cayman, Inc. Reg.
S *(b) 382,000 2,362,772
6,268,710
Machinery 1.9%
Jiangsu Hengli Hydraulic Co. Ltd.
,
Class A
452,600 4,353,866
Sany Heavy Industry Co. Ltd.
,
Class A
1,850,646 4,615,798
8,969,664
Passenger Airlines 1.1%
Spring Airlines Co. Ltd.
, Class A
* 591,125 5,376,677
Semiconductors & Semiconductor Equipment 0.8%
LONGi Green Energy Technology
Co. Ltd.
, Class A
693,383 4,086,475
Software 3.5%
Kingdee International Software
Group Co. Ltd. * 2,265,000 3,638,069
Shanghai Baosight Software Co.
Ltd.
, Class A
1,547,728 13,121,951
16,760,020
Textiles, Apparel & Luxury Goods 1.9%
Li Ning Co. Ltd. 806,000 6,353,035
Shenzhou International Group
Holdings Ltd. 268,300 2,801,898
9,154,933
167,026,873

NVIT Emerging Markets Fund - March 31, 2023 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
FRANCE 0.4%
Textiles, Apparel & Luxury Goods 0.4%
LVMH Moet Hennessy Louis
Vuitton SE 1,941 1,778,845
GREECE 1.9%
Hotels, Restaurants & Leisure 1.3%
OPAP SA 415,894 6,682,325
Industrial Conglomerates 0.6%
Mytilineos SA 96,091 2,731,803
9,414,128
HONG KONG 4.7%
Capital Markets 1.3%
Hong Kong Exchanges & Clearing
Ltd. 145,100 6,440,228
Insurance 3.4%
AIA Group Ltd. 900,200 9,458,744
Prudential plc 501,180 6,854,288
16,313,032
22,753,260
INDIA 15.4%
Automobiles 0.4%
Maruti Suzuki India Ltd. 19,302 1,949,105
Banks 1.6%
HDFC Bank Ltd. 102,926 2,023,527
HDFC Bank Ltd., ADR 62,262 4,151,008
ICICI Bank Ltd., ADR 73,604 1,588,374
7,762,909
Beverages 2.3%
Varun Beverages Ltd. 690,151 11,657,035
Construction & Engineering 1.4%
Larsen & Toubro Ltd. 255,448 6,731,514
Consumer Finance 0.6%
Bajaj Finance Ltd. 22,550 1,545,500
Cholamandalam Investment and
Finance Co. Ltd. 132,655 1,231,287
2,776,787
Financial Services 2.7%
Housing Development Finance
Corp. Ltd. 415,796 13,323,006
Ground Transportation 1.0%
Container Corp. of India Ltd. 662,710 4,687,195
Health Care Providers & Services 1.8%
Max Healthcare Institute Ltd. * 1,614,245 8,682,386
Hotels, Restaurants & Leisure 0.5%
Devyani International Ltd. * 1,507,778 2,656,030
Insurance 0.6%
Star Health & Allied Insurance Co.
Ltd. * 453,664 2,864,216
Personal Care Products 0.5%
Hindustan Unilever Ltd. 69,943 2,184,411
Real Estate Management & Development 0.3%
Indiabulls Real Estate Ltd. * 2,373,898 1,417,618
Textiles, Apparel & Luxury Goods 0.4%
Titan Co. Ltd. 63,080 1,935,844
Common Stocks
Shares Value ($)
INDIA
Wireless Telecommunication Services 1.3%
Bharti Airtel Ltd. 670,366 6,117,615
74,745,671
INDONESIA 3.2%
Banks 1.2%
Bank Central Asia Tbk. PT 9,654,300 5,641,008
Chemicals 0.4%
Avia Avian Tbk. PT 47,791,400 1,897,197
Diversified Telecommunication Services 1.6%
Telkom Indonesia Persero Tbk. PT 28,610,000 7,756,467
15,294,672
JAPAN 0.2%
Personal Care Products 0.2%
Shiseido Co. Ltd. 15,600 732,150
KENYA 0.2%
Wireless Telecommunication Services 0.2%
Safaricom plc 6,563,970 897,211
MALAYSIA 1.0%
Banks 1.0%
Public Bank Bhd. 5,582,800 5,068,041
MEXICO 1.6%
Consumer Staples Distribution & Retail 1.6%
Wal-Mart de Mexico SAB de CV 1,937,449 7,744,420
PERU 0.3%
Banks 0.3%
Credicorp Ltd. 7,930 1,049,853
Consumer Staples Distribution & Retail 0.0%
†
InRetail Peru Corp. Reg. S (b) 5,383 179,254
1,229,107
PHILIPPINES 1.2%
Food Products 0.7%
Monde Nissin Corp. Reg. S (b) 16,484,800 2,979,124
Hotels, Restaurants & Leisure 0.5%
Jollibee Foods Corp. 621,670 2,566,550
Independent Power and Renewable Electricity Producers
0.0%
†
ACEN Corp. * 315,000 35,525
5,581,199
QATAR 0.1%
Banks 0.1%
Qatar National Bank QPSC 146,390 647,045
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
(Preference) *^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0.0%
†
Magnit PJSC *^∞ 32,259 0
Interactive Media & Services 0.0%
†
Yandex NV
, Class A
*^∞ 33,418 0

14 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
RUSSIA
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC ^∞ 1,425,666 0
0
SOUTH AFRICA 1.8%
Banks 0.3%
Capitec Bank Holdings Ltd. 13,108 1,244,114
Broadline Retail 0.8%
Naspers Ltd.
, Class N
22,538 4,150,356
Financial Services 0.7%
FirstRand Ltd. 1,041,588 3,536,845
8,931,315
SOUTH KOREA 9.3%
Banks 0.8%
KB Financial Group, Inc. 106,169 3,899,585
Chemicals 1.4%
LG Chem Ltd. 12,343 6,816,020
Electrical Equipment 0.7%
LG Energy Solution Ltd. * 7,829 3,540,456
Pharmaceuticals 0.1%
Yuhan Corp. 14,819 577,078
Technology Hardware, Storage & Peripherals 6.3%
Samsung Electronics Co. Ltd. 593,117 29,411,671
Samsung Electronics Co. Ltd.
(Preference) 20,016 835,835
30,247,506
45,080,645
TAIWAN 14.4%
Communications Equipment 1.0%
Accton Technology Corp. 440,541 4,662,372
Consumer Staples Distribution & Retail 1.0%
President Chain Store Corp. 525,000 4,671,218
Electronic Equipment, Instruments & Components 1.8%
E Ink Holdings, Inc. 728,000 4,458,872
Yageo Corp. 243,000 4,260,621
8,719,493
Semiconductors & Semiconductor Equipment 10.6%
eMemory Technology, Inc. 33,000 2,041,400
MediaTek, Inc. 332,032 8,667,218
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,303,002 40,799,688
51,508,306
69,561,389
THAILAND 2.2%
Food Products 0.1%
Betagro PCL 647,400 497,497
Hotels, Restaurants & Leisure 0.6%
Minor International PCL * 3,079,300 2,905,202
Oil, Gas & Consumable Fuels 0.9%
PTT Exploration & Production PCL 963,975 4,258,385
Specialty Retail 0.6%
Home Product Center PCL 6,530,100 2,755,159
10,416,243
Common Stocks
Shares Value ($)
UNITED STATES 1.0%
Capital Markets 0.1%
MSCI, Inc. 209 116,975
S&P Global, Inc. 673 232,030
349,005
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The)
,
Class A
4,418 1,088,860
Semiconductors & Semiconductor Equipment 0.7%
Parade Technologies Ltd. 98,000 3,411,130
4,848,995
Total Common Stocks
(cost $495,988,647) 474,361,731
Rights 0.0%
†
Number of
Rights
BRAZIL 0.0%
†
Ground Transportation 0.0%
†
Localiza Rent a Car SA, expiring
05/11/23* 358 927
Total Rights
(cost $0) 927
Repurchase Agreements 0.6%
Principal
Amount ($)
Bank of America NA, 4.82%,
dated 3/31/2023, due
4/3/2023, repurchase price
$10,005, collateralized by
U.S. Government Agency
Securities, 3.50%, maturing
7/20/2049; total market value
$10,200.(c) 10,000 10,000
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023, due
4/3/2023, repurchase price
$2,195,372, collateralized
by U.S. Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $2,238,382.(c) 2,194,492 2,194,492

NVIT Emerging Markets Fund - March 31, 2023 (Unaudited) - Statement of Investments - 15
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.83%, dated
3/31/2023, due 4/3/2023,
repurchase price $500,202,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
7/16/2023 - 2/20/2073; total
market value $510,000.(c) 500,000 500,000
Total Repurchase Agreements
(cost $2,704,492) 2,704,492
Total Investments
(cost $498,693,139) — 98.6% 477,067,150
Other assets in excess of liabilities — 1.4% 6,640,464
NET ASSETS — 100.0%
$ 483,707,614
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $6,240,685, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $2,704,492 and by $3,663,325 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.38%, and maturity dates ranging
from 5/31/2023 – 2/15/2052, a total value of $6,367,817.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $22,485,870 which represents 4.65% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $2,704,492.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

16 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Emerging Markets Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Emerging Markets Fund - March 31, 2023 (Unaudited) - Statement of Investments - 17
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Automobiles $ 4,860,875 $ 1,949,105 $ – $ 6,809,980
Banks 15,142,999 18,523,320 – 33,666,319
Beverages – 18,979,359 – 18,979,359
Broadline Retail 3,517,902 28,604,514 – 32,122,416
Capital Markets 349,005 8,582,108 – 8,931,113
Chemicals 2,941,506 8,713,217 – 11,654,723
Communications Equipment – 4,662,372 – 4,662,372
Construction & Engineering – 6,731,514 – 6,731,514
Construction Materials – 2,790,242 – 2,790,242
Consumer Finance – 2,776,787 – 2,776,787
Consumer Staples Distribution & Retail 7,923,674 4,671,218 – 12,594,892
Diversified Consumer Services – 4,010,184 – 4,010,184
Diversified Telecommunication Services – 7,756,467 – 7,756,467
Electrical Equipment – 12,739,901 – 12,739,901
Electronic Equipment, Instruments &
Components – 12,839,260 – 12,839,260
Entertainment – 8,625,531 – 8,625,531
Financial Services – 16,859,851 – 16,859,851
Food Products – 5,022,671 – 5,022,671
Ground Transportation 1,130,349 4,687,195 – 5,817,544
Health Care Equipment & Supplies – 6,749,775 – 6,749,775
Health Care Providers & Services – 8,682,386 – 8,682,386
Hotels, Restaurants & Leisure 325,745 24,075,733 – 24,401,478
Household Durables – 2,868,809 – 2,868,809
Independent Power and Renewable
Electricity Producers – 35,525 – 35,525
Industrial Conglomerates – 2,731,803 – 2,731,803
Insurance – 19,177,248 – 19,177,248
Interactive Media & Services 52,481 24,740,872 – 24,793,353
IT Services 1,109,780 2,605,076 – 3,714,856
Life Sciences Tools & Services – 6,268,710 – 6,268,710
Machinery – 8,969,664 – 8,969,664
Oil, Gas & Consumable Fuels 3,331,342 4,258,385 – 7,589,727
Passenger Airlines – 5,376,677 – 5,376,677
Personal Care Products 1,088,860 2,916,561 – 4,005,421
Pharmaceuticals – 577,078 – 577,078
Real Estate Management & Development – 1,417,618 – 1,417,618
Semiconductors & Semiconductor
Equipment – 59,005,911 – 59,005,911
Software 2,079,710 16,760,020 – 18,839,730
Specialty Retail 877,723 2,755,159 – 3,632,882
Technology Hardware, Storage & Peripherals – 30,247,506 – 30,247,506
Textiles, Apparel & Luxury Goods – 12,869,622 – 12,869,622
Wireless Telecommunication Services – 7,014,826 – 7,014,826
Total Common Stocks $ 44,731,951 $ 429,629,780 $ – $ 474,361,731
Repurchase Agreements – 2,704,492 – 2,704,492
Rights 927 – – 927
Total $ 44,732,878 $ 432,334,272 $ – $ 477,067,150

18 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT Emerging Markets Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
As of March 31, 2023, the Fund held five common stock investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT International Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 19
Common Stocks 97.9%
Shares Value ($)
AUSTRALIA 4.5%
Commercial Services & Supplies 0.3%
Brambles Ltd. 32,177 289,656
Diversified REITs 0.2%
Charter Hall Group 20,130 149,944
Diversified Telecommunication Services 0.3%
Telstra Group Ltd. 79,510 224,605
Health Care Providers & Services 0.4%
Sonic Healthcare Ltd. 13,450 314,387
Hotels, Restaurants & Leisure 0.8%
Aristocrat Leisure Ltd. 25,700 642,643
Metals & Mining 1.5%
Allkem Ltd. * 11,544 92,470
BHP Group Ltd. 13,827 438,562
Coronado Global Resources, Inc.
CRDI Reg. S (a) 62,183 67,872
Perseus Mining Ltd. 181,118 287,045
Pilbara Minerals Ltd. (b) 138,563 369,654
South32 Ltd. 29,868 88,587
1,344,190
Oil, Gas & Consumable Fuels 0.7%
New Hope Corp. Ltd. (b) 18,786 71,691
Yancoal Australia Ltd. (b) 141,293 549,360
621,051
Software 0.3%
WiseTech Global Ltd. (b) 5,208 228,812
3,815,288
AUSTRIA 0.1%
Construction Materials 0.1%
Wienerberger AG 4,277 124,042
BELGIUM 0.2%
Chemicals 0.2%
Solvay SA 1,776 203,412
BRAZIL 1.6%
Banks 0.1%
Banco Santander Brasil SA 11,600 61,336
Insurance 0.2%
BB Seguridade Participacoes SA 25,500 163,562
Metals & Mining 0.6%
Vale SA, ADR 31,488 496,881
Oil, Gas & Consumable Fuels 0.6%
Petroleo Brasileiro SA (Preference) 127,300 588,974
Paper & Forest Products 0.1%
Suzano SA 8,300 68,123
1,378,876
CANADA 7.2%
Broadline Retail 0.7%
Dollarama, Inc. 9,299 555,738
Consumer Staples Distribution & Retail 1.6%
George Weston Ltd. 1,077 142,723
Loblaw Cos. Ltd. 10,388 946,719
Metro, Inc. 4,412 242,684
1,332,126
Common Stocks
Shares Value ($)
CANADA
Electric Utilities 0.2%
Hydro One Ltd. Reg. S (a)(b) 5,986 170,434
Financial Services 0.2%
Element Fleet Management Corp.
(b) 14,487 190,266
Insurance 1.7%
iA Financial Corp., Inc. 8,233 521,819
Manulife Financial Corp. 48,884 897,021
1,418,840
IT Services 1.0%
CGI, Inc. * 9,047 871,899
Media 0.1%
Quebecor, Inc.
, Class B
3,667 90,651
Metals & Mining 0.6%
Agnico Eagle Mines Ltd. 3,321 169,306
Torex Gold Resources, Inc. * 20,092 334,346
503,652
Oil, Gas & Consumable Fuels 0.3%
ARC Resources Ltd. (b) 8,984 101,905
Canadian Natural Resources Ltd. 2,886 159,707
261,612
Software 0.8%
Constellation Software, Inc. 371 697,505
6,092,723
CHILE 0.4%
Chemicals 0.4%
Sociedad Quimica y Minera de
Chile SA, ADR (b) 3,993 323,673
CHINA 10.1%
Banks 1.1%
Bank of China Ltd.
, Class H
2,428,000 929,371
Broadline Retail 1.6%
Alibaba Group Holding Ltd. * 57,800 735,085
Alibaba Group Holding Ltd., ADR * 2,708 276,703
JD.com, Inc.
, Class A
5,457 119,599
PDD Holdings, Inc., ADR * 1,200 91,080
Vipshop Holdings Ltd., ADR * 8,080 122,654
1,345,121
Capital Markets 0.3%
China Galaxy Securities Co. Ltd.
,
Class H
434,000 219,285
Consumer Finance 0.2%
360 DigiTech, Inc., ADR 6,694 129,864
Diversified Telecommunication Services 0.7%
China Tower Corp. Ltd.
, Class H
Reg. S (a) 5,148,000 622,746
Entertainment 0.9%
NetEase, Inc. 36,500 645,143
Tencent Music Entertainment
Group, ADR * 15,885 131,528
776,671
Hotels, Restaurants & Leisure 0.1%
Meituan
, Class B
Reg. S *(a) 6,280 114,068

20 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Household Durables 0.1%
Haier Smart Home Co. Ltd.
, Class
H
28,600 89,689
Independent Power and Renewable Electricity Producers
0.4%
China Longyuan Power Group
Corp. Ltd.
, Class H
294,000 336,639
Insurance 0.4%
Ping An Insurance Group Co. of
China Ltd.
, Class H
(b) 55,000 356,475
Interactive Media & Services 1.5%
Baidu, Inc., ADR *(b) 1,970 297,312
Tencent Holdings Ltd. 19,600 957,722
1,255,034
Machinery 0.3%
Yangzijiang Shipbuilding Holdings
Ltd. 276,300 250,292
Marine Transportation 0.3%
SITC International Holdings Co.
Ltd. 123,000 264,349
Oil, Gas & Consumable Fuels 1.7%
PetroChina Co. Ltd.
, Class H
2,490,000 1,477,092
Pharmaceuticals 0.4%
CSPC Pharmaceutical Group Ltd. 259,200 254,630
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (a) 56,000 97,715
352,345
Specialty Retail 0.1%
China Yongda Automobiles
Services Holdings Ltd. 162,500 115,960
8,635,001
COLOMBIA 0.1%
Banks 0.1%
Bancolombia SA, ADR 2,242 56,341
DENMARK 4.1%
Marine Transportation 0.6%
AP Moller - Maersk A/S
, Class B
276 500,174
Pharmaceuticals 3.3%
Novo Nordisk A/S
, Class B
17,695 2,808,065
Textiles, Apparel & Luxury Goods 0.2%
Pandora A/S 1,925 184,481
3,492,720
FRANCE 7.0%
Aerospace & Defense 0.1%
Airbus SE 596 79,844
Automobile Components 0.1%
Valeo 4,256 87,583
Banks 1.1%
BNP Paribas SA 13,227 791,103
Societe Generale SA 8,312 187,625
978,728
Building Products 0.7%
Cie de Saint-Gobain 9,893 563,285
Common Stocks
Shares Value ($)
FRANCE
Construction & Engineering 1.4%
Vinci SA 9,935 1,140,036
Containers & Packaging 0.2%
Verallia SA Reg. S (a) 4,484 191,228
Hotels, Restaurants & Leisure 0.6%
La Francaise des Jeux SAEM
Reg. S (a) 11,788 491,452
Insurance 0.6%
AXA SA 16,923 517,452
IT Services 0.6%
Capgemini SE 2,618 486,964
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 179 55,003
Oil, Gas & Consumable Fuels 0.3%
TotalEnergies SE 5,048 297,846
Textiles, Apparel & Luxury Goods 1.1%
Hermes International 347 702,887
Kering SA 417 272,158
975,045
Trading Companies & Distributors 0.1%
Rexel SA * 4,185 100,034
5,964,500
GERMANY 4.8%
Air Freight & Logistics 1.5%
Deutsche Post AG (Registered) 25,057 1,170,420
Automobile Components 0.1%
Schaeffler AG (Preference) 11,006 83,750
Automobiles 0.6%
Bayerische Motoren Werke AG 4,885 534,867
Banks 0.1%
Commerzbank AG * 8,205 86,318
Capital Markets 0.4%
Deutsche Bank AG (Registered) 37,417 379,414
Diversified Telecommunication Services 0.4%
Telefonica Deutschland Holding
AG 110,452 339,883
Insurance 0.2%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 466 162,979
Machinery 0.6%
GEA Group AG 4,892 222,608
Rational AG 491 328,626
551,234
Marine Transportation 0.2%
Hapag-Lloyd AG Reg. S (a)(b) 603 197,495
Pharmaceuticals 0.1%
Merck KGaA 561 104,301
Textiles, Apparel & Luxury Goods 0.6%
HUGO BOSS AG 6,535 468,632
4,079,293

NVIT International Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
GREECE 0.3%
Banks 0.2%
National Bank of Greece SA * 26,561 128,924
Piraeus Financial Holdings SA * 33,302 72,645
201,569
Diversified Telecommunication Services 0.1%
Hellenic Telecommunications
Organization SA 4,527 66,275
267,844
HONG KONG 1.2%
Food Products 0.6%
WH Group Ltd. Reg. S (a) 765,000 454,691
Oil, Gas & Consumable Fuels 0.1%
United Energy Group Ltd. * 846,000 100,277
Real Estate Management & Development 0.5%
Swire Pacific Ltd.
, Class A
56,000 431,268
986,236
INDIA 3.6%
Aerospace & Defense 0.6%
Hindustan Aeronautics Ltd. Reg. S 15,658 520,921
Banks 2.4%
Bank of Baroda 457,554 941,375
ICICI Bank Ltd. 18,756 201,143
Karur Vysya Bank Ltd. (The) 65,952 83,922
State Bank of India 129,525 827,580
2,054,020
Chemicals 0.1%
GHCL Ltd. 10,801 66,222
IT Services 0.4%
Infosys Ltd., ADR 19,226 335,301
Metals & Mining 0.1%
Vedanta Ltd. 21,884 73,386
3,049,850
INDONESIA 0.9%
Banks 0.6%
Bank Mandiri Persero Tbk. PT 638,400 438,905
Bank Rakyat Indonesia Persero
Tbk. PT 259,900 82,119
521,024
Food Products 0.2%
First Resources Ltd. 57,200 67,857
Golden Agri-Resources Ltd. 367,700 78,923
146,780
Household Products 0.1%
Unilever Indonesia Tbk. PT 327,600 95,084
762,888
IRELAND 0.2%
Trading Companies & Distributors 0.2%
AerCap Holdings NV * 3,648 205,127
ISRAEL 0.4%
Diversified Telecommunication Services 0.3%
Bezeq The Israeli
Telecommunication Corp. Ltd. 172,082 234,592
Common Stocks
Shares Value ($)
ISRAEL
Software 0.1%
Check Point Software
Technologies Ltd. * 648 84,240
318,832
ITALY 2.8%
Aerospace & Defense 0.1%
Leonardo SpA 10,348 121,576
Automobiles 0.1%
Ferrari NV 401 108,606
Banks 1.4%
Banco BPM SpA 55,601 217,870
Intesa Sanpaolo SpA 70,507 181,460
UniCredit SpA 39,285 744,077
1,143,407
Insurance 0.1%
Poste Italiane SpA Reg. S (a) 8,010 81,986
IT Services 0.2%
Reply SpA 1,330 167,513
Textiles, Apparel & Luxury Goods 0.9%
Moncler SpA 10,385 717,804
2,340,892
JAPAN 13.4%
Automobiles 1.2%
Honda Motor Co. Ltd. 22,200 590,537
Subaru Corp. 18,100 289,715
Toyota Motor Corp. (b) 7,900 112,458
992,710
Banks 1.0%
77 Bank Ltd. (The) (b) 15,200 248,428
Concordia Financial Group Ltd. 22,900 84,523
Nishi-Nippon Financial Holdings,
Inc. 31,700 261,301
Sumitomo Mitsui Financial Group,
Inc. 4,000 160,390
Tokyo Kiraboshi Financial Group,
Inc. 3,900 77,557
832,199
Beverages 0.3%
Kirin Holdings Co. Ltd. 11,600 183,575
Suntory Beverage & Food Ltd. 2,200 81,990
265,565
Chemicals 2.4%
Nissan Chemical Corp. 5,200 236,270
Shin-Etsu Chemical Co. Ltd. 57,500 1,864,987
2,101,257
Financial Services 0.3%
ORIX Corp. 16,200 267,180
Food Products 0.2%
Yakult Honsha Co. Ltd. 2,300 167,209
Health Care Equipment & Supplies 0.1%
Olympus Corp. 5,900 103,616
Health Care Providers & Services 0.3%
H.U. Group Holdings, Inc. 12,500 251,362

22 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
JAPAN
Independent Power and Renewable Electricity Producers
0.2%
Electric Power Development Co.
Ltd. 8,100 130,275
Insurance 2.0%
Japan Post Holdings Co. Ltd. 188,900 1,537,041
MS&AD Insurance Group
Holdings, Inc. (b) 7,000 217,370
1,754,411
Media 0.2%
SKY Perfect JSAT Holdings, Inc. 35,400 138,338
Pharmaceuticals 1.2%
Chugai Pharmaceutical Co. Ltd. 40,100 991,134
Real Estate Management & Development 0.6%
Daiwa House Industry Co. Ltd. 17,700 416,956
Sumitomo Realty & Development
Co. Ltd. 5,900 133,084
550,040
Tobacco 1.9%
Japan Tobacco, Inc. 79,500 1,677,978
Trading Companies & Distributors 1.2%
Mitsubishi Corp. 6,400 230,094
Mitsui & Co. Ltd. (b) 26,300 819,638
1,049,732
Wireless Telecommunication Services 0.3%
SoftBank Corp. 22,000 253,778
11,526,784
MEXICO 0.6%
Beverages 0.6%
Coca-Cola Femsa SAB de CV,
ADR 6,840 550,415
NETHERLANDS 4.6%
Financial Services 0.4%
Adyen NV Reg. S *(a) 194 307,610
Oil, Gas & Consumable Fuels 0.9%
Shell plc 26,729 765,404
Professional Services 1.2%
Wolters Kluwer NV 7,761 979,353
Semiconductors & Semiconductor Equipment 2.1%
ASML Holding NV 2,696 1,842,163
3,894,530
NORWAY 0.1%
Paper & Forest Products 0.1%
Norske Skog ASA *(a) 15,990 88,486
PHILIPPINES 0.1%
Transportation Infrastructure 0.1%
International Container Terminal
Services, Inc. 21,660 85,095
POLAND 0.1%
Metals & Mining 0.1%
KGHM Polska Miedz SA 3,359 95,758
Common Stocks
Shares Value ($)
PORTUGAL 0.6%
Consumer Staples Distribution & Retail 0 .6%
Jeronimo Martins SGPS SA 21,575 505,955
SAUDI ARABIA 0.6%
IT Services 0.3%
Arabian Internet &
Communications Services Co. 4,138 274,709
Media 0.3%
Saudi Research & Media Group * 4,603 242,609
517,318
SINGAPORE 1.6%
Banks 0.1%
DBS Group Holdings Ltd. 3,800 94,438
Industrial Conglomerates 0.5%
Jardine Cycle & Carriage Ltd. 16,400 387,409
Semiconductors & Semiconductor Equipment 1.0%
STMicroelectronics NV 16,359 875,144
1,356,991
SOUTH AFRICA 1.2%
Banks 0.1%
Standard Bank Group Ltd. 10,656 103,446
Metals & Mining 1.0%
Anglo American plc 3,424 113,326
Gold Fields Ltd., ADR (b) 36,891 491,388
Impala Platinum Holdings Ltd. 10,002 91,996
Sibanye Stillwater Ltd. 54,048 111,387
808,097
Specialty Retail 0.1%
Motus Holdings Ltd. 14,778 80,632
992,175
SOUTH KOREA 3.3%
Automobiles 1.0%
Kia Corp. 13,061 818,087
Banks 0.5%
Industrial Bank of Korea 10,250 79,869
Woori Financial Group, Inc. 39,320 346,545
426,414
Electronic Equipment, Instruments & Components 0.2%
LG Innotek Co. Ltd. 333 69,866
Samsung SDI Co. Ltd. 161 91,760
161,626
Entertainment 0.2%
NCSoft Corp. 606 174,280
Financial Services 0.1%
Meritz Financial Group, Inc. 2,765 82,204
Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd. 23,082 1,144,598
2,807,209
SPAIN 2.7%
Electric Utilities 1.9%
Iberdrola SA 130,763 1,628,819

NVIT International Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
SPAIN
Specialty Retail 0.8%
Industria de Diseno Textil SA 19,245 646,302
2,275,121
SWEDEN 1.4%
Automobiles 0.2%
Volvo Car AB
, Class B
*(b) 36,310 158,874
Building Products 0.4%
Assa Abloy AB
, Class B
12,775 306,726
Hotels, Restaurants & Leisure 0.2%
Betsson AB
, Class B
* 22,018 209,333
Machinery 0.1%
Volvo AB
, Class B
(b) 5,879 121,261
Metals & Mining 0.5%
Boliden AB (b) 9,525 374,626
1,170,820
SWITZERLAND 2.7%
Building Products 0.5%
Belimo Holding AG (Registered) 820 395,597
Capital Markets 1.6%
UBS Group AG (Registered) 62,688 1,323,729
Pharmaceuticals 0.6%
Novartis AG (Registered) 6,003 551,105
2,270,431
TAIWAN 4.4%
Electrical Equipment 0.5%
Chung-Hsin Electric & Machinery
Manufacturing Corp. 39,000 121,853
Voltronic Power Technology Corp. 5,000 284,454
406,307
Electronic Equipment, Instruments & Components 1.4%
Delta Electronics, Inc. 45,000 446,960
Nan Ya Printed Circuit Board Corp. 33,000 310,669
Unimicron Technology Corp. 81,000 396,998
1,154,627
Entertainment 0.3%
International Games System Co.
Ltd. 15,000 283,127
Health Care Equipment & Supplies 0.1%
Pegavision Corp. 6,000 81,066
Marine Transportation 0.1%
Yang Ming Marine Transport Corp. 23,000 48,850
Personal Care Products 0.2%
Grape King Bio Ltd. 30,000 177,755
Semiconductors & Semiconductor Equipment 1 .8%
Novatek Microelectronics Corp. 14,000 199,207
Taiwan Semiconductor
Manufacturing Co. Ltd. 74,000 1,310,975
United Microelectronics Corp. * 51,000 89,451
1,599,633
3,751,365
THAILAND 0.6%
Electronic Equipment, Instruments & Components 0.3%
Delta Electronics Thailand PCL 6,550 220,138
Common Stocks
Shares Value ($)
THAILAND
Health Care Providers & Services 0.1%
Bumrungrad Hospital PCL 12,800 84,545
Oil, Gas & Consumable Fuels 0.1%
PTT Exploration & Production PCL 28,100 124,132
Real Estate Management & Development 0.1%
Land & Houses PCL 302,800 87,296
516,111
TURKEY 0.6%
Banks 0.5%
Akbank TAS 105,863 93,038
Haci Omer Sabanci Holding A/S 121,576 249,865
342,903
Wireless Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri A/S 75,828 125,920
468,823
UNITED ARAB EMIRATES 0.3%
Real Estate Management & Development 0.3%
Emaar Properties PJSC 172,065 262,522
UNITED KINGDOM 5.5%
Aerospace & Defense 0.1%
Rolls-Royce Holdings plc * 46,219 85,363
Banks 1.5%
Barclays plc 48,817 88,140
HSBC Holdings plc 16,434 111,884
NatWest Group plc 167,530 547,386
Standard Chartered plc 68,132 518,399
Virgin Money UK plc 39,788 71,942
1,337,751
Broadline Retail 0.4%
Next plc 3,775 306,773
Capital Markets 0.3%
3i Group plc 4,440 92,582
Man Group plc 55,175 160,607
253,189
Consumer Staples Distribution & Retail 0.3%
Marks & Spencer Group plc * 44,049 91,037
Tesco plc 42,936 140,790
231,827
Electric Utilities 0.2%
SSE plc 8,851 197,152
Independent Power and Renewable Electricity Producers
0.1%
Drax Group plc 9,610 71,981
Media 0.2%
4imprint Group plc 1,564 93,303
Future plc 3,225 46,257
139,560
Oil, Gas & Consumable Fuels 0.2%
Harbour Energy plc 53,038 180,085
Personal Care Products 1.3%
Unilever plc 21,476 1,110,711
Professional Services 0.2%
RELX plc 5,837 188,958

24 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Specialty Retail 0.3%
JD Sports Fashion plc 118,717 261,382
Tobacco 0.3%
Imperial Brands plc 11,521 264,950
Wireless Telecommunication Services 0.1%
Vodafone Group plc 69,417 76,726
4,706,408
UNITED STATES 4.0%
Automobiles 0.5%
Stellantis NV 23,101 420,305
Biotechnology 0.1%
CSL Ltd. 539 103,999
Electrical Equipment 0.7%
Schneider Electric SE 3,507 586,262
Pharmaceuticals 2.7%
GSK plc 61,892 1,103,867
Roche Holding AG 4,120 1,179,092
2,282,959
3,393,525
Total Common Stocks
(cost $73,952,173) 83,333,380
Repurchase Agreements 2.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.81%, dated 3/31/2023, due
4/3/2023, repurchase price
$1,884,923, collateralized
by U.S. Government Agency
Securities, ranging from
0.94% - 7.34%, maturing
6/1/2023 - 6/20/2072; total
market value $1,921,850.(c) 1,884,167 1,884,167
Pershing LLC, 4.83%, dated
3/31/2023, due 4/3/2023,
repurchase price $300,121,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
7/16/2023 - 2/20/2073; total
market value $306,000.(c) 300,000 300,000
Total Repurchase Agreements
(cost $2,184,167) 2,184,167
Total Investments
(cost $76,136,340) — 100.5% 85,517,547
Liabilities in excess of other assets — (0.5)% (394,434)
NET ASSETS — 100.0%
$ 85,123,113
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2023
was $2,885,783 which represents 3.39% of net assets.
(b) The security or a portion of this security is on loan as of
March 31, 2023. The total value of securities on loan as of
March 31, 2023 was $4,169,901, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $2,184,167 and by $2,223,655 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 4/15/2023 – 11/15/2052, a total value of $4,407,822.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2023 was $2,184,167.
ADR American Depositary Receipt
CDI CREST Depository Interest
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - March 31, 2023 (Unaudited) - NVIT International Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 807,704 $ – $ 807,704
Air Freight & Logistics – 1,170,420 – 1,170,420
Automobile Components – 171,333 – 171,333
Automobiles – 3,033,449 – 3,033,449
Banks 117,677 9,051,588 – 9,169,265
Beverages 550,415 265,565 – 815,980
Biotechnology – 103,999 – 103,999
Broadline Retail 1,046,175 1,161,457 – 2,207,632
Building Products – 1,265,608 – 1,265,608
Capital Markets – 2,175,617 – 2,175,617
Chemicals 323,673 2,370,891 – 2,694,564
Commercial Services & Supplies – 289,656 – 289,656
Construction & Engineering – 1,140,036 – 1,140,036
Construction Materials – 124,042 – 124,042
Consumer Finance 129,864 – – 129,864
Consumer Staples Distribution & Retail 1,332,126 737,782 – 2,069,908
Containers & Packaging – 191,228 – 191,228
Diversified REITs – 149,944 – 149,944
Diversified Telecommunication Services – 1,488,101 – 1,488,101
Electric Utilities 170,434 1,825,971 – 1,996,405
Electrical Equipment – 992,569 – 992,569
Electronic Equipment, Instruments &
Components – 1,536,391 – 1,536,391
Entertainment 131,528 1,102,550 – 1,234,078
Financial Services 190,266 656,994 – 847,260
Food Products – 768,680 – 768,680
Health Care Equipment & Supplies – 184,682 – 184,682
Health Care Providers & Services – 650,294 – 650,294
Hotels, Restaurants & Leisure – 1,457,496 – 1,457,496
Household Durables – 89,689 – 89,689
Household Products – 95,084 – 95,084
Independent Power and Renewable
Electricity Producers – 538,895 – 538,895
Industrial Conglomerates – 387,409 – 387,409
Insurance 1,582,402 2,873,303 – 4,455,705
Interactive Media & Services 297,312 957,722 – 1,255,034
IT Services 1,207,200 929,186 – 2,136,386
Life Sciences Tools & Services – 55,003 – 55,003
Machinery – 922,787 – 922,787
Marine Transportation – 1,010,868 – 1,010,868
Media 90,651 520,507 – 611,158
Metals & Mining 1,491,921 2,204,669 – 3,696,590
Oil, Gas & Consumable Fuels 850,586 3,565,887 – 4,416,473
Paper & Forest Products 68,123 88,486 – 156,609
Personal Care Products – 1,288,466 – 1,288,466
Pharmaceuticals – 7,089,909 – 7,089,909
Professional Services – 1,168,311 – 1,168,311
Real Estate Management & Development – 1,331,126 – 1,331,126
Semiconductors & Semiconductor
Equipment – 4,316,940 – 4,316,940
Software 781,745 228,812 – 1,010,557
Specialty Retail – 1,104,276 – 1,104,276
Technology Hardware, Storage & Peripherals – 1,144,598 – 1,144,598
Textiles, Apparel & Luxury Goods – 2,345,962 – 2,345,962
Tobacco – 1,942,928 – 1,942,928
Trading Companies & Distributors 205,127 1,149,766 – 1,354,893
Transportation Infrastructure – 85,095 – 85,095

NVIT International Equity Fund - March 31, 2023 (Unaudited) - Statement of Investments - 27
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 456,424 $ – $ 456,424
Total Common Stocks $ 10,567,225 $ 72,766,155 $ – $ 83,333,380
Repurchase Agreements – 2,184,167 – 2,184,167
Total $ 10,567,225 $ 74,950,322 $ – $ 85,517,547
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.